UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, NC 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

2016 Semiannual Report

April 30, 2016

TIAA-CREF Funds

Equity Funds

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers to the TIAA-CREF Equity Funds listed on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

TIAA-CREF Market Monitor

Stock markets fluctuate then stabilize

During the first half of the six months ended April 30, 2016, stock markets around the globe were volatile, triggered largely by investors’ concerns about oil prices, interest rates and China’s slowing economy. However, many equity markets gained traction in the second half of the period. For the six months, the Russell 3000® Index, a broad-based measure of the U.S. stock market, posted a slightly positive return of 0.1%, whereas international stock markets generally ended lower.

Growth slows, U.S. dollar drops

In the United States, real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at a seasonally adjusted annualized rate of 1.4% in the fourth calendar quarter of 2015—below the third quarter annualized rate of 2.0%. The rate of growth slipped further to 0.8% (the second government estimate) in the first quarter of 2016. While labor market conditions improved, the national unemployment rate remained low and virtually unchanged at 5.0% throughout the reporting period. Inflation also remained low, with the Consumer Price Index well below 2% on an annualized basis. The price of oil finished almost flat, despite suffering a steep drop during the period. The U.S. dollar dropped against most major currencies, which is generally favorable for domestic exports.

In the eurozone, unemployment fell to a four-and-a-half-year low, lending rose and consumer prices declined. Japan’s economy remained stagnant and China’s growth slowed.

Amid volatility, U.S. stocks end flat, foreign stocks decline

Source: Returns for U.S. Stocks are based on the on the Russell 3000® Index; returns for International Stocks are based on the MSCI EAFE Index.

Value and mid-cap U.S. stocks outperform, bonds post positive returns

In the U.S. equity market, mid- and large-cap stocks rose 0.8% and 0.2%, respectively, while their small-cap counterparts dropped 1.9%. Value stocks gained 1.9%, while growth stocks fell 1.4%. (Returns by investment style and capitalization size are based on Russell indexes.) Domestic investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.8%.

Overseas, emerging markets outperformed their developed market counterparts. The MSCI Emerging Markets Index ended the period down 0.1%, while the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, fell 3.1%. (Returns are in U.S. dollars.) In welcome news for commodities investors, the MSCI All Country World Commodity Producers Sector Capped Index rose 8.3%.

Fed raises rates, foreign central banks ease

Early in the period, oil prices dropped in reaction to reports of surging supply and reduced demand, exerting pressure on stocks. On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25% to a range of 0.25%–0.50%—the first time the central bank had increased this key short-term interest rate benchmark in nearly a decade—and kept the rate at that level through the end of the period.

In January, China’s currency dropped sharply, which triggered concerns about the country’s economy, and global stock markets retreated.

In February, the U.S. dollar dropped and the price per barrel of West Texas Intermediate Crude, which had dropped below $27 per barrel, finally rose, bolstering energy and bank stocks.

In March, China cut reserve ratio requirements for banks, Europe cut its key short-term lending rate and, in the United States, Fed officials signaled that the Fed might hike rates at a less aggressive pace than had been expected.

In response to developments in February and March, global equities rallied. In the month of March alone, the MSCI Emerging Markets and MSCI EAFE indexes rose 13.2% and 6.5%, respectively; the MSCI All Country World Commodity Producers Sector Capped Index rose 9.0%; and in the United States, the Russell 3000 Index rose 7.0%. Both domestic and international equities continued to rise in April, though U.S. equity returns were tempered somewhat by concerns about weak economic growth.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	3

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The MSCI All Country World Commodity Producers Sector Capped Index measures the performance of the stocks of commodity producers in 46 developed and emerging market nations throughout the world. The index is composed of three sectors—energy, metals and agriculture. The weight of each sector is fixed at one-third of the index.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015–April 30, 2016).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	5

Enhanced Large-Cap Growth Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2016
Information technology	28.1
Consumer discretionary	20.0
Health care	14.2
Industrials	12.8
Consumer staples	11.4
Financials	5.5
Materials	4.4
Telecommunication services	2.7
Energy	0.3
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	57.0
More than $15 billion–$50 billion	18.4
More than $2 billion–$15 billion	24.4
$2 billion or less	0.2
Total	100.0

Performance for the six months ended April 30, 2016

The Enhanced Large-Cap Growth Index Fund returned –0.92%, compared with the –1.37% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2016, the fund returned 2.20% versus 1.07% for the index. The table below shows returns for all share classes of the fund.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. In late January, the price per barrel of West Texas Intermediate Crude oil dropped below $27 from $46 at the beginning of the period. However, oil prices later rebounded, China’s currency stabilized, the dollar dropped further and the Fed signaled it might raise rates at a less aggressive pace than previously anticipated. U.S. stocks, particularly those of energy companies, rebounded in March. Although U.S. stocks rose modestly in April, their returns were tempered somewhat by concerns about weak economic growth.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-caps, while small-cap stocks lagged. Value stocks performed better than their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2016

						Average annual
		Total return				total return
Enhanced Large-Cap								since
Growth Index Fund	Inception date	6 months		1 year		5 years		inception
Institutional Class	11/30/2007	–0.92%		2.20%		10.70%		7.26%
Advisor Class	12/4/2015	–1.03	*	2.08	*	10.68	*	7.24	*
Russell 1000 Growth Index	—	–1.37		1.07		11.44		7.58	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

6	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the five years ended April 30, 2016, the Russell 1000 Growth Index, a broad measure of U.S. large-cap growth stocks, produced an average annual gain of 11.44%, exceeding both the 10.13% average annual return of the Russell 1000 Value Index and the 10.50% average annual return of the Russell 3000 Index.

Largest index sectors experience declines

Four out of ten industry sectors of the Russell 1000 Growth Index had losses for the six months. Information technology, the benchmark’s largest sector, fell 5.5% and was the benchmark’s largest detractor. With a 4.0% decline, health care was not far behind, as major insurers have experienced losses due to increased government regulations. Consumer discretionary lost 0.8% due in part to higher energy prices. Together, these three sectors represented nearly two-thirds of the benchmark’s total market capitalization at period-end.

With a return of –20.1%, energy produced the most substantial loss but was a small weighting in the benchmark. Utilities, the benchmark’s smallest weighted sector for the period, had the best performance, gaining 15.1% as dividend-paying stocks were attractive in the low interest rate environment.

Among the benchmark’s five largest stocks, Apple suffered a double-digit loss and was the worst performer. Microsoft and Alphabet, the parent holding company of Google, also declined and did not keep pace with the index. Shares of Facebook rose substantially, while Amazon.com produced more modest gains.

Stock choices benefit the fund’s relative return

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology generally helped the fund outperform its benchmark. The top contributor was an underweight in professional networking website LinkedIn, which has seen declining premium subscription revenues. Next was an overweight position in Tyson Foods, which delivered double-digit gains; followed by an underweight in natural gas producer Williams, which declined in response to lower energy prices.

By contrast, other positions detracted from the fund’s relative performance, including an overweight in technology company Alliance Data Systems, which was hurt by softer-than-expected results in its Epsilon agency business, an overweight in vehicle rental operator Avis Budget Group and an underweight in specialty coffee company Keurig Green Mountain.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
Enhanced	Beginning	Ending	during
Large-Cap	account	account	period*
Growth	value	value	(11/1/15–
Index Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$990.83	$1.68
Advisor Class†	1,000.00	976.79	1.96
5% annual hypothetical return
Institutional Class	1,000.00	1,023.17	1.71
Advisor Class†	1,000.00	1,022.43	2.46

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.34% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.49% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	7

Enhanced Large-Cap Value Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2016
Financials	24.4
Energy	13.2
Health care	12.1
Information technology	11.3
Industrials	11.1
Consumer staples	7.6
Utilities	7.0
Consumer discretionary	6.4
Materials	4.1
Telecommunication services	2.5
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	45.1
More than $15 billion–$50 billion	27.0
More than $2 billion–$15 billion	26.7
$2 billion or less	1.2
Total	100.0

Performance for the six months ended April 30, 2016

The Enhanced Large-Cap Value Index Fund returned –0.02%, compared with the 1.93% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2016, the fund returned –1.76% versus –0.40% for the index. The table below shows returns for all share classes of the fund.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. In late January, the price per barrel of West Texas Intermediate Crude oil dropped below $27 from $46 at the beginning of the period. However, oil prices later rebounded, China’s currency stabilized, the dollar dropped further and the Fed signaled it might raise rates at a less aggressive pace than previously anticipated. U.S. stocks, particularly those of energy companies, rebounded in March. Although U.S. stocks rose modestly in April, their returns were tempered somewhat by concerns about weak economic growth.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-caps, while small-cap stocks lagged. Value stocks performed better than their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2016

						Average annual
		Total return				total return
Enhanced Large-Cap								since
Value Index Fund	Inception date	6 months		1 year		5 years		inception
Institutional Class	11/30/2007	–0.02%		–1.76%		9.14%		4.54%
Advisor Class	12/4/2015	–0.14	*	–1.88	*	9.11	*	4.53	*
Russell 1000 Value Index	—	1.93		–0.40		10.13		5.19	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

8	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the five years ended April 30, 2016, the Russell 1000 Value Index, a broad measure of U.S. large-cap value stocks, posted an average annual gain of 10.13%, trailing the Russell 1000 Growth Index and Russell 3000 Index, which had average annual returns of 11.44% and 10.50%, respectively.

Benchmark’s telecommunication services stocks perform best

Seven out of the benchmark’s ten industry sectors gained ground for the six months. Telecommunication services climbed 14.6%, utilities increased 13.2% and materials gained 11.5%. Energy, the benchmark’s second-largest sector, gained 1.8%. Together, these four sectors made up nearly one-quarter of the benchmark’s total market capitalization as of April 30, 2016.

Financials, the benchmark’s largest sector, fell 2.4%. Information technology was down 2.9%, and consumer discretionary lost 3.1%.

Four of the benchmark’s five largest stocks rose more than the overall index for the period. Johnson & Johnson performed best. Exxon Mobil, the index’s largest stock, was second; General Electric was third and Berkshire Hathaway was fourth. JPMorgan Chase & Co. posted a small loss.

Fund’s stocks lag those in its benchmark

The Fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

The fund underperformed its benchmark primarily due to an out-of-benchmark position in PowerShares QQQ Trust, which was heavily weighted in information technology and consumer discretionary stocks. Being underweight in AT&T, which saw increased revenues, also detracted from the fund’s relative performance, as did an overweight in video game retailer GameStop, which reported disappointing earnings.

Stocks that contributed softened the effect of stocks that detracted. The fund’s top contributor was an out-of-benchmark position in Liberty Media, which benefited from its ownership stake in SiriusXM satellite radio. An overweight in Tyson Foods also helped, as synergies from its Hillshire Brands acquisition began paying off. Newell Rubbermaid agreed to acquire Jarden, an out-of-benchmark position and the fund’s third-best contributor. The fund also had a small exposure to derivative instruments, which helped its relative performance.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
Enhanced	Beginning	Ending	during
Large-Cap	account	account	period*
Value	value	value	(11/1/15–
Index Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$999.83	$1.69
Advisor Class†	1,000.00	992.73	1.97
5% annual hypothetical return
Institutional Class	1,000.00	1,023.17	1.71
Advisor Class†	1,000.00	1,022.43	2.46

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.34% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.49% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	9

Growth & Income Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2016
Information technology	22.2
Consumer discretionary	15.6
Health care	15.5
Financials	11.9
Consumer staples	10.0
Industrials	9.9
Energy	7.1
Materials	3.1
Utilities	2.2
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	55.0
More than $15 billion–$50 billion	24.2
More than $2 billion–$15 billion	18.7
$2 billion or less	2.1
Total	100.0

Performance for the six months ended April 30, 2016

The Growth & Income Fund returned –1.83% for the Institutional Class, compared with the 0.43% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2016, the fund returned –0.82% versus 1.21% for the index. The table below shows returns for all share classes of the fund.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. In late January, the price per barrel of West Texas Intermediate Crude oil dropped below $27 from $46 at the beginning of the period. However, oil prices later rebounded, China’s currency stabilized, the dollar dropped further and the Fed signaled it might raise rates at a less aggressive pace than previously anticipated. U.S. stocks, particularly those of energy companies, rebounded in March. Although U.S. stocks rose modestly in April, their returns were tempered somewhat by concerns about weak economic growth.

For the six months, the large-cap stocks in the S&P 500 Index outperformed those in the Russell 3000® Index, a broad measure of the U.S. stock market, which returned 0.06%. Although the mid-cap stocks in the Russell 3000 outperformed its large-caps, weak performing small-cap stocks lowered the return of the entire index. Value stocks performed better than growth stocks.

Performance as of April 30, 2016

						Average annual
		Total return				total return
Growth & Income Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	7/1/1999	–1.83%		–0.82%		10.77%		8.41%
Advisor Class	12/4/2015	–1.88	*	–0.87	*	10.76	*	8.40	*
Premier Class	9/30/2009	–1.90		–0.97		10.59		8.31	*
Retirement Class	10/1/2002	–1.93		–1.06		10.48		8.15
Retail Class	3/31/2006	–1.95		–1.07		10.42		8.21
S&P 500 Index	—	0.43		1.21		11.02		6.91

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2016, the S&P 500 Index produced an average annual gain of 6.91% versus the 6.85% average annual return of the Russell 3000 Index.

S&P 500’s defensive sectors perform best

Six out of ten industry sectors in the S&P 500 Index had positive returns for the six months, but the index’s most heavily weighted sectors had the worst performance. Information technology, the index’s largest sector, was down 4.3%, financials declined 2.1% and health care lost 1.4%. As of April 30, 2016, these three sectors made up more than one-half of the index’s market capitalization.

Investors favored defensive stocks, like those in the telecommunication services and utilities sectors, over higher growth stocks as market volatility increased during the period. Telecom and utilities stocks are also known for paying high dividends, a plus in a low-interest rate environment. For the six months, the benchmark’s telecommunication services sector climbed 14.7% and the utilities sector gained 12.8%.

Stock picks cause fund to underperform its benchmark

The fund’s performance shortfall relative to its benchmark was due to stock selection, especially an underweight position in Verizon Communications and out-of-benchmark holdings in Energen and Fitbit. Verizon reported higher-than-expected profits. Oil and natural gas exploration and production company Energen reported disappointing results linked to the steep drop in oil prices, while investors met the latest Fitbit product, the Blaze smart watch, with skepticism. Lack of exposure to Johnson & Johnson also detracted. Strong drug sales helped the health care products giant report better-than-expected earnings.

Stocks that contributed softened the effect of those that detracted. Top contributors to the fund’s relative performance were a nonbenchmark position in Barrick Gold, an overweight position in Hess and an out-of-benchmark investment in Kate Spade. Rising gold prices lifted Barrick Gold’s stock price. The stock of oil and gas refining firm Hess has been trending up since late January, mirroring the recovery in crude oil prices. Accessories and apparel designer Kate Spade benefited from better-than-expected sales growth. The fund also had a small exposure to derivative instruments, which helped its relative performance.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Growth &	value	value	(11/1/15–
Income Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$981.66	$2.07
Advisor Class†	1,000.00	964.95	2.26
Premier Class	1,000.00	980.95	2.81
Retirement Class	1,000.00	980.69	3.30
Retail Class	1,000.00	980.53	3.59
5% annual hypothetical return
Institutional Class	1,000.00	1,022.77	2.11
Advisor Class†	1,000.00	1,022.03	2.87
Premier Class	1,000.00	1,022.03	2.87
Retirement Class	1,000.00	1,021.53	3.37
Retail Class	1,000.00	1,021.23	3.67

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.42% for the Institutional Class, 0.57% for the Premier Class, 0.67% for the Retirement Class and 0.73% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.57% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	11

Large-Cap Growth Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2016
Information technology	37.3
Consumer discretionary	23.2
Health care	16.1
Industrials	10.0
Consumer staples	4.8
Materials	3.9
Financials	1.5
Telecommunication services	1.1
Energy	0.9
Short-term investments, other assets & liabilities, net	1.2
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	49.0
More than $15 billion–$50 billion	42.1
More than $2 billion–$15 billion	8.9
Total	100.0

Performance for the six months ended April 30, 2016

The Large-Cap Growth Fund returned –4.12%, compared with the –1.37% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2016, the fund returned –0.15% versus 1.07% for the index. The table below shows returns for all share classes of the fund.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. In late January, the price per barrel of West Texas Intermediate Crude oil dropped below $27 from $46 at the beginning of the period. However, oil prices later rebounded, China’s currency stabilized, the dollar dropped further and the Fed signaled it might raise rates at a less aggressive pace than previously anticipated. U.S. stocks, particularly those of energy companies, rebounded in March. Although U.S. stocks rose modestly in April, their returns were tempered somewhat by concerns about weak economic growth.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-caps, while small-cap stocks lagged. Value stocks performed better than their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2016

						Average annual
		Total return				total return
Large-Cap Growth Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	3/31/2006	–4.12%		–0.15%		12.04%		8.11%
Advisor Class	12/4/2015	–4.19	*	–0.23	*	12.02	*	8.10	*
Premier Class	9/30/2009	–4.23		–0.33		11.87		8.00	*
Retirement Class	3/31/2006	–4.28		–0.42		11.75		7.83
Retail Class	3/31/2006	–4.32		–0.48		11.63		7.80
Russell 1000 Growth Index	—	–1.37		1.07		11.44		8.20

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

12	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2016, the Russell 1000 Growth Index, a broad measure of U.S. large-cap growth stocks, produced an average annual gain of 8.20%, exceeding both the 5.67% average annual return of the Russell 1000 Value Index and the 6.85% average annual return of the Russell 3000 Index.

Largest index sectors experience declines

Four out of ten industry sectors of the Russell 1000 Growth Index had losses for the six months. Information technology, the benchmark’s most heavily weighted sector for the period, fell 5.5%, on the back of weak demand for shares of fast-growing companies, and was the largest detractor from the benchmark’s returns. With a 4.0% decline, health care was not far behind, as major insurers have experienced losses due to increased government regulations. Consumer discretionary lost 0.8% due in part to higher energy prices. Together, these three sectors represented nearly two-thirds of the benchmark’s total market capitalization at period-end.

With a return of –20.1%, energy actually produced the most substantial loss but was a small weighting in the benchmark. Utilities, the benchmark’s smallest weighted sector for the period, had the best performance, gaining 15.1% as dividend-paying stocks were attractive in the low interest rate environment.

Among the benchmark’s five largest stocks, Apple suffered a double-digit loss and was the worst performer. Microsoft and Alphabet, the parent holding company of Google, also declined and did not keep pace with the index. Shares of Facebook rose substantially, while Amazon.com produced more modest gains.

Stock choices detract from the fund’s performance

The fund underperformed primarily as a result of stock choices that didn’t perform as well as anticipated by the fund’s portfolio managers. Chief among these were overweight positions in drug manufacturer Allergan, Norwegian Cruise Line and biotechnology company Celgene. Allergan reported a reduction in operating income due to research and development and acquisition-related expenses, while Norwegian Cruise Line was hurt by increased trip cancellations due to concerns surrounding the Zika virus. Celgene’s stock price was weighed down by a run-up in costs associated with an increase in clinical trial activity.

These negative effects were partly offset by favorable stock selections, including an underweight position in Apple, which declined as a result of lower sales for its iPhone and Macbook products. Other significant contributors included overweight holdings in Estée Lauder and medical equipment manufacturer Intuitive Surgical, both of which produced double-digit gains.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap	value	value	(11/1/15–
Growth Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$958.83	$2.14
Advisor Class†	1,000.00	938.02	2.31
Premier Class	1,000.00	957.66	2.87
Retirement Class	1,000.00	957.24	3.75
Retail Class	1,000.00	956.80	3.75
5% annual hypothetical return
Institutional Class	1,000.00	1,022.68	2.21
Advisor Class†	1,000.00	1,021.93	2.97
Premier Class	1,000.00	1,021.93	2.97
Retirement Class	1,000.00	1,021.03	3.87
Retail Class	1,000.00	1,021.03	3.87

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.44% for the Institutional Class, 0.59% for the Premier Class, 0.77% for the Retirement Class and 0.77% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.59% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	13

Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 4/30/2016
Financials	24.7
Energy	14.6
Information technology	12.8
Health care	11.5
Industrials	8.7
Consumer discretionary	7.5
Consumer staples	7.4
Materials	5.0
Utilities	4.5
Telecommunication services	2.8
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2016
More than $50 billion	42.8
More than $15 billion–$50 billion	21.3
More than $2 billion–$15 billion	30.6
$2 billion or less	5.3
Total	100.0

Performance for the six months ended April 30, 2016

The Large-Cap Value Fund returned 0.45% for the Institutional Class, compared with the 1.93% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2016, the fund returned –3.82% versus –0.40% for the index. The table below shows returns for all share classes of the fund.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. In late January, the price per barrel of West Texas Intermediate Crude oil dropped below $27 from $46 at the beginning of the period. However, oil prices later rebounded, China’s currency stabilized, the dollar dropped further and the Fed signaled it might raise rates at a less aggressive pace than previously anticipated. U.S. stocks, particularly those of energy companies, rebounded in March. Although U.S. stocks rose modestly in April, their returns were tempered somewhat by concerns about weak economic growth.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-caps, while small-cap stocks lagged. Value stocks performed better than their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2016

						Average annual
		Total return				total return
Large-Cap Value Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	10/1/2002	0.45%		–3.82%		8.45%		5.26%
Advisor Class	12/4/2015	0.31	*	–3.95	*	8.42	*	5.24	*
Premier Class	9/30/2009	0.41		–3.97		8.28		5.15	*
Retirement Class	10/1/2002	0.34		–4.05		8.17		5.00
Retail Class	10/1/2002	0.28		–4.13		8.09		5.01
Russell 1000 Value Index	—	1.93		–0.40		10.13		5.67

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2016, the Russell 1000 Value Index, a broad measure of U.S. large-cap value stocks, posted an average annual gain of 5.67%, lagging the 8.20% average return of the Russell 1000 Growth Index and the 6.85% average return of the Russell 3000 Index.

Benchmark’s telecommunication services stocks perform best

Seven out of the benchmark’s ten industry sectors gained ground for the six months. Telecommunication services climbed 14.6%, utilities increased 13.2% and materials gained 11.5%. Energy, the benchmark’s second-largest sector, gained 1.8%. Together, these four sectors made up nearly one-quarter of the benchmark’s total market capitalization as of April 30, 2016. Financials, the benchmark’s largest sector, fell 2.4%. Information technology was down 2.9% and consumer discretionary lost 3.1%.

Four of the benchmark’s five largest stocks rose more than the overall index for the period. Johnson & Johnson performed best. Exxon Mobil, the index’s largest stock, was second, General Electric was third and Berkshire Hathaway was fourth. JPMorgan Chase & Co. posted a small loss.

Fund’s stocks lag those in its benchmark

The fund’s performance shortfall relative to its benchmark for the six months was due primarily to stock selection, especially an overweight position in Endo International, an out-of-benchmark investment in Hertz Global and an overweight position in Morgan Stanley. Endo, a global pharmaceutical company, was affected when a competitor was accused of price gouging, which caused a general decline in pharmaceutical stocks. Accounting issues have plagued car rental giant Hertz over the past several years, and financial restatements showed lower profits. Bank stocks, including Morgan Stanley’s, declined in part due to concerns about loans to oil and natural gas companies.

Stocks that contributed helped to soften the effect of those that detracted. The fund’s top contributors were overweight positions in Devon Energy, Mattel and Terex. Devon Energy increased oil production and made progress toward reducing costs. Mattel benefited from holiday sales of Barbie, and U.S. crane maker Terex’s stock rose sharply when China’s Zoomlion expressed interest in acquiring the company.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap	value	value	(11/1/15–
Value Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$1,004.46	$1.94
Advisor Class†	1,000.00	997.43	2.18
Premier Class	1,000.00	1,004.08	2.69
Retirement Class	1,000.00	1,003.36	3.19
Retail Class	1,000.00	1,002.82	3.49
5% annual hypothetical return
Institutional Class	1,000.00	1,022.92	1.96
Advisor Class†	1,000.00	1,022.18	2.72
Premier Class	1,000.00	1,022.18	2.72
Retirement Class	1,000.00	1,021.68	3.22
Retail Class	1,000.00	1,021.38	3.52

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class, 0.54% for the Premier Class, 0.64% for the Retirement Class and 0.70% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.54% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	15

Mid-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 4/30/2016
Consumer discretionary	24.9
Information technology	18.7
Industrials	16.6
Health care	14.3
Financials	12.4
Materials	5.4
Consumer staples	5.3
Energy	0.8
Short-term investments, other assets & liabilities, net	1.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2016
More than $15 billion–$50 billion	35.5
More than $2 billion–$15 billion	60.0
$2 billion or less	4.5
Total	100.0

Performance for the six months ended April 30, 2016

The Mid-Cap Growth Fund returned –5.15% for the Institutional Class, compared with the –1.54% return of its benchmark, the Russell Midcap® Growth Index. For the one-year period ended April 30, 2016, the fund returned –8.27% versus –4.13% for the index. The table below shows returns for all share classes of the fund.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. In late January, the price per barrel of West Texas Intermediate Crude oil dropped below $27 from $46 at the beginning of the period. However, oil prices later rebounded, China’s currency stabilized, the dollar dropped further and the Fed signaled it might raise rates at a less aggressive pace than previously anticipated. U.S. stocks, particularly those of energy companies, rebounded in March. Although U.S. stocks rose modestly in April, their returns were tempered somewhat by concerns about weak economic growth.

Performance as of April 30, 2016

						Average annual
		Total return				total return
Mid-Cap Growth Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	10/1/2002	–5.15%		–8.27%		6.87%		6.40%
Advisor Class	12/4/2015	–5.21	*	–8.33	*	6.86	*	6.39	*
Premier Class	9/30/2009	–5.24		–8.41		6.70		6.29	*
Retirement Class	10/1/2002	–5.25		–8.49		6.60		6.13
Retail Class	10/1/2002	–5.25		–8.49		6.53		6.12
Russell Midcap Growth Index	—	–1.54		–4.13		9.20		7.38

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

16	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-cap stocks, and both mid- and large-caps beat small-cap equities. Value stocks ended the period higher, beating their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2016, the Russell Midcap Growth Index, a broad measure of U.S. mid-cap growth stocks, generated an average annual return of 7.38%, exceeding the 6.85% average annual return of the Russell 3000 Index over the same period.

Utilities stocks outperform, telecommunications lag

Half of the ten industry sectors in the Russell Midcap Growth Index produced positive results, and one achieved a double-digit gain. Utilities performed best, returning 25.6%. Utilities, which are particularly sensitive to interest rate changes, benefited as concerns about rising rates eased. Consumer staples was the second-best performer, returning 8.8%. Materials followed, rising 3.2%. Telecommunications services trailed the other sectors, dropping 8.3%. Information technology fell 6.8%.

The fund trails its benchmark for the six-month period

For the period, the fund ended lower than its benchmark because of stock selections that did not perform as well as anticipated. In order of impact, they included a position in out-of-benchmark stock Restoration Hardware Holdings, which declined due to a disappointing earnings report in March, and overweights in fitness device maker Fitbit, Signet Jewelers, Tableau Software and Affiliated Managers Group.

These negative effects were partly offset by favorable results from the fund’s overweight position in cardiac device maker Edwards Lifesciences, which rose after reporting stronger-than-expected revenues due to demand for its heart valve products. The fund also benefited from a position in out-of-benchmark stock Albemarle, an overweight in Ross Stores, and its position in out-of-benchmark stock Olin.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Mid-Cap	value	value	(11/1/15–
Growth Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$948.51	$2.28
Advisor Class†	1,000.00	937.83	2.43
Premier Class	1,000.00	947.62	3.00
Retirement Class	1,000.00	947.48	3.49
Retail Class	1,000.00	947.45	3.83
5% annual hypothetical return
Institutional Class	1,000.00	1,022.53	2.36
Advisor Class†	1,000.00	1,021.78	3.12
Premier Class	1,000.00	1,021.78	3.12
Retirement Class	1,000.00	1,021.28	3.62
Retail Class	1,000.00	1,020.93	3.97

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.62% for the Premier Class, 0.72% for the Retirement Class and 0.79% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.62% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	17

Mid-Cap Value Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2016
Financials	27.6
Utilities	13.0
Energy	11.0
Industrials	9.6
Consumer discretionary	9.4
Information technology	8.7
Materials	7.4
Consumer staples	6.0
Health care	5.1
Telecommunication services	1.6
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	2.4
More than $15 billion–$50 billion	33.4
More than $2 billion–$15 billion	56.8
$2 billion or less	7.4
Total	100.0

Performance for the six months ended April 30, 2016

The Mid-Cap Value Fund returned 0.51% for the Institutional Class, compared with the 3.16% return of its benchmark, the Russell Midcap® Value Index. For the one-year period ended April 30, 2016, the fund returned –4.32% versus –0.18% for the index. The table below shows returns for all share classes of the fund.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. In late January, the price per barrel of West Texas Intermediate Crude oil dropped below $27 from $46 at the beginning of the period. However, oil prices later rebounded, China’s currency stabilized, the dollar dropped further and the Fed signaled it might raise rates at a less aggressive pace than previously anticipated. U.S. stocks, particularly those of energy companies, rebounded in March. Although U.S. stocks rose modestly in April, their returns were tempered somewhat by concerns about weak economic growth.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-cap stocks, and both mid- and large-caps beat small-cap equities. Value stocks ended the period higher, beating their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2016

						Average annual
		Total return				total return
Mid-Cap Value Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	10/1/2002	0.51%		–4.32%		8.63%		6.86%
Advisor Class	12/4/2015	0.41	*	–4.42	*	8.60	*	6.85	*
Premier Class	9/30/2009	0.43		–4.49		8.46		6.75	*
Retirement Class	10/1/2002	0.39		–4.58		8.35		6.60
Retail Class	10/1/2002	0.35		–4.66		8.29		6.62
Russell Midcap Value Index	—	3.16		–0.18		10.45		7.35

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

18	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2016, the Russell Midcap Value Index, a broad measure of U.S. mid-cap value stocks, generated an average annual return of 7.35%, exceeding the 6.85% average annual return of the Russell 3000 over the same period.

Materials stocks outperform, consumer discretionary performs worst

Six of the ten industry sectors in the Russell Midcap Value Index posted positive results. Materials performed best, returning 15.3%. Utilities—the second-largest component of the index at period-end—was the second-best performer, returning 13.1%. Utilities, which are particularly sensitive to interest rate changes, benefited as concerns about rising rates eased. Consumer staples followed, rising 12.0%. Consumer discretionary underperformed the other sectors, dropping 3.0%. Information technology was the second-worst performer, falling 2.1%. Financials, which accounted for approximately one-third of the index’s market capitalization at period-end, returned 0.5%.

The fund trails its benchmark

For the period, the fund trailed its benchmark primarily as a result of stock positions that did not perform as anticipated. The fund’s exclusion of benchmark stocks Liberty SiriusXM and Newmont Mining detracted most from relative performance. Newmont Mining shares benefited from a rally in gold stocks. The fund’s positions in out-of-benchmark stocks Anadarko Petroleum, which was hurt by low oil prices, and Avis Budget, which dropped sharply after the company reported losses for the fourth quarter of 2015, also detracted significantly.

These negative effects were partly offset by favorable results from the fund’s exclusion of benchmark stock Liberty Media—a separate stock from Liberty SiriusXM—and overweights in Tyson Foods, which reported strong earnings for the first quarter of 2016, and specialty chemicals manufacturer Albemarle, which reported robust revenues.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Mid-Cap	value	value	(11/1/15–
Value Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$1,005.11	$1.79
Advisor Class†	1,000.00	1,007.94	2.07
Premier Class	1,000.00	1,004.32	2.54
Retirement Class	1,000.00	1,003.94	3.04
Retail Class	1,000.00	1,003.46	3.29
5% annual hypothetical return
Institutional Class	1,000.00	1,023.07	1.81
Advisor Class†	1,000.00	1,022.33	2.56
Premier Class	1,000.00	1,022.33	2.56
Retirement Class	1,000.00	1,021.83	3.07
Retail Class	1,000.00	1,021.58	3.32

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class, 0.51% for the Premier Class, 0.61% for the Retirement Class and 0.66% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.51% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	19

Small-Cap Equity Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Financials	23.6
Information technology	19.2
Health care	13.7
Consumer discretionary	13.5
Industrials	12.6
Materials	5.2
Energy	4.0
Utilities	3.4
Consumer staples	2.6
Telecommunication services	1.5
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2016
More than $2 billion–$15 billion	50.3
$2 billion or less	49.7
Total	100.0

Performance for the six months ended April 30, 2016

The Small-Cap Equity Fund returned –4.01% for the Institutional Class, compared with the –1.90% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2016, the fund returned –4.66% versus –5.94% for the index. The table below shows returns for all share classes of the fund.

Small caps trail their large-cap counterparts and the broad market

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. In late January, the price per barrel of West Texas Intermediate Crude oil dropped below $27 from $46 at the beginning of the period. However, oil prices later rebounded, China’s currency stabilized, the dollar dropped further and the Fed signaled it might raise rates at a less aggressive pace than previously anticipated. U.S. stocks, particularly those of energy companies, rebounded in March. Although U.S. stocks rose modestly in April, their returns were tempered somewhat by concerns about weak economic growth.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-caps, while small-cap stocks lagged. Value stocks performed better than their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2016

						Average annual
		Total return				total return
Small-Cap Equity Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	10/1/2002	–4.01%		–4.66%		7.53%		5.42%
Advisor Class	12/4/2015	–4.08	*	–4.73	*	7.52	*	5.41	*
Premier Class	9/30/2009	–4.11		–4.82		7.37		5.31	*
Retirement Class	10/1/2002	–4.18		–4.95		7.26		5.16
Retail Class	10/1/2002	–4.15		–4.93		7.17		5.14
Russell 2000 Index	—	–1.90		–5.94		6.98		5.42

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

20	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2016, the Russell 2000 Index, a broad measure of U.S. small-cap stocks, produced an average annual gain of 5.42%, trailing the 6.85% average annual return of the Russell 3000 Index.

Declines in most of the larger sectors weigh on the index

Four out of ten industry sectors of the Russell 2000 Index had losses for the six months. Health care fell 8.4%, as insurers experienced losses due to increased government regulations. Consumer discretionary lost 4.3% on concerns over higher energy prices. With a 3.4% decline, information technology was hurt by weak demand for shares of fast-growing companies. Together, these three sectors represented nearly half of the benchmark’s total market capitalization at period-end.

At –13.2%, the energy sector produced the most substantial loss but was a relatively small weighting in the benchmark. Conversely, utilities registered the best performance, gaining 11.3%, as dividend-paying stocks remained attractive in the low-interest rate environment. Financials, the benchmark’s largest sector for the period, rose marginally at 0.2%.

Among the benchmark’s five largest stocks, Tyler Technologies suffered a double-digit loss and was the worst performer. Steris, a health technology company, also declined. Conversely, shares of West Pharmaceutical Services rose substantially, while real estate company CubeSmart and TreeHouse Foods, a private label food and beverage supplier, produced more modest gains.

Stock choices hurt the fund’s performance

The fund trailed its benchmark primarily due to stock selections that did not perform as anticipated by the fund’s portfolio managers. The three largest detractors were overweight positions in insurer American Equity Investment Life, YRC Worldwide and TrueBlue, respectively. Shares of American Equity Investment Life fell on capital concerns and problems within their fixed-rate annuity products. Decreasing fuel surcharge revenue and an inconsistent industrial economy hurt transportation service provider YRC Worldwide. Finally, the stock price of TrueBlue, a specialized workforce provider, was hurt by a slowdown in manufacturing customers and pricing sensitivity.

These negative effects were partly offset by other favorable stock selections. Chief among them was an overweight in wholesale data center operator Dupont Fabros Technology, which advanced on an increase in leasing activity. Other significant contributors included overweight holdings in Air Transportation Services and utilities provider Black Hills Corporation, both of which produced double-digit gains.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Small-Cap	value	value	(11/1/15–
Equity Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$959.93	$2.05
Advisor Class†	1,000.00	936.34	2.23
Premier Class	1,000.00	958.85	2.78
Retirement Class	1,000.00	958.24	3.26
Retail Class	1,000.00	958.49	3.60
5% annual hypothetical return
Institutional Class	1,000.00	1,022.77	2.11
Advisor Class†	1,000.00	1,022.03	2.87
Premier Class	1,000.00	1,022.03	2.87
Retirement Class	1,000.00	1,021.53	3.37
Retail Class	1,000.00	1,021.18	3.72

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.42% for the Institutional Class, 0.57% for the Premier Class, 0.67% for the Retirement Class and 0.74% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.57% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	21

Social Choice Equity Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2016
Financials	19.8
Information technology	18.8
Health care	14.4
Consumer discretionary	12.9
Industrials	9.6
Consumer staples	8.1
Energy	6.8
Materials	4.0
Utilities	3.1
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	43.4
More than $15 billion–$50 billion	38.2
More than $2 billion–$15 billion	15.4
$2 billion or less	3.0
Total	100.0

Performance for the six months ended April 30, 2016

The Social Choice Equity Fund returned 0.61% for the Institutional Class, compared with the 0.06% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2016, the fund returned –0.52% versus –0.18% for the benchmark. The table below shows returns for all share classes of the fund. The fund screens investments by using certain environmental, social and governance criteria, while the benchmark does not.

Excluding certain stocks aids the fund’s relative performance

Because of its social criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was to increase the fund’s return relative to that of its benchmark.

Excluding Apple provided the biggest boost to the fund’s relative performance. Apple’s stock slumped amid investor concerns that iPhone sales may have peaked, and from reduced sales of iPhones and Macbooks. Not investing in Ireland-based pharmaceutical firm Allergan also contributed. Allergan’s share price fell hard when a proposed merger between Pfizer and Allergan was terminated due to new U.S. Treasury Department rules designed to clamp down on companies merging with foreign firms to reduce their tax bill. Avoiding Bank of America also aided relative performance. The stock declined as investors worried about the bank’s energy-related loans in the face of slumping oil prices.

Some stock exclusions detract during the period

The largest detractor from the fund’s performance relative to its benchmark was the exclusion of AT&T, which is in the benchmark. The telecommunications giant saw revenues rise, helped by its acquisition of DirecTV. The fund’s lack of exposure to Facebook also detracted. The online social network firm saw quarterly revenue soar, in part due to sales of ads targeted at mobile users. Not holding

Performance as of April 30, 2016

						Average annual
		Total return				total return
Social Choice Equity Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	7/1/1999	0.61%		–0.52%		9.53%		6.53%
Advisor Class	12/4/2015	0.53	*	–0.60	*	9.51	*	6.52	*
Premier Class	9/30/2009	0.51		–0.68		9.36		6.41	*
Retirement Class	10/1/2002	0.50		–0.73		9.25		6.28
Retail Class	3/31/2006	0.44		–0.79		9.22		6.30

Russell 3000 Index	—	0.06		–0.18		10.50		6.85

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Exxon Mobil was the fund’s third-largest detractor. Although the oil behemoth reported significantly lower revenues and earnings in its latest quarterly report, investors were heartened as oil prices recovered from a multiyear low of below $27 per barrel in mid-February to $46 per barrel.

Fund outperforms its benchmark for the period

To compensate for the exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

The fund’s overweight positions in semiconductor manufacturing equipment supplier Applied Materials, electric power company NextEra Energy and industrial products manufacturer Illinois Tool Works aided performance versus the benchmark. Applied Materials reported better-than-expected revenue in its latest quarterly earnings release. NextEra Energy, which prides itself on generating clean energy and is one of the faster growers in the utilities sector, benefited as investors sought the dividends offered by utilities companies. Illinois Tool Works signed an agreement to acquire the engineered fasteners and components business from ZF TRW, a move investors viewed favorably.

Overweight positions in a number of companies detracted from the fund’s six-month performance relative to its benchmark. Biotechnology company Gilead Sciences’ stock dropped after rival Merck announced FDA approval of a less expensive hepatitis C drug. Information technology services provider Cognizant Technology Solutions reported disappointing revenues and forecast the slowest quarterly revenue growth in 14 years. Natural gas producer Williams Companies saw its stock struggle due to the steep decline in energy prices and investor concerns regarding the company’s acquisition by Energy Transfer Equity.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Social Choice	value	value	(11/1/15–
Equity Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$1,006.06	$1.00
Advisor Class†	1,000.00	1,001.15	1.42
Premier Class	1,000.00	1,005.08	1.74
Retirement Class	1,000.00	1,004.99	2.24
Retail Class	1,000.00	1,004.45	2.34
5% annual hypothetical return
Institutional Class	1,000.00	1,023.87	1.01
Advisor Class†	1,000.00	1,023.12	1.76
Premier Class	1,000.00	1,023.12	1.76
Retirement Class	1,000.00	1,022.63	2.26
Retail Class	1,000.00	1,022.53	2.36

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.20% for the Institutional Class, 0.35% for the Premier Class, 0.45% for the Retirement Class and 0.47% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.35% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	23

Social Choice Low Carbon Equity Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2016
Information technology	20.1
Financials	19.0
Health care	14.3
Consumer discretionary	12.9
Industrials	11.0
Consumer staples	8.6
Materials	3.9
Energy	3.7
Utilities	3.5
Telecommunication services	2.5
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	40.8
More than $15 billion–$50 billion	38.8
More than $2 billion–$15 billion	17.5
$2 billion or less	2.9
Total	100.0

Performance for the six months ended April 30, 2016

The Social Choice Low Carbon Equity Fund, which launched on August 7, 2015, returned 1.37% for the Institutional Class for the six-month period, compared with the 0.06% return of its benchmark, the Russell 3000® Index. The table below shows returns for all share classes of the fund. The fund screens investments by using certain environmental, social and governance criteria, while the benchmark does not.

Excluding certain stocks aids the fund’s relative performance

Because of its social criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was to increase the fund’s return relative to that of its benchmark.

The largest contributors to the fund’s relative performance came from benchmark stocks not held in the fund. The biggest contribution came from the fund’s exclusion of Apple, which reported a drop in revenue and iPhone sales. The absence of Allergan provided the second-largest contribution. Allergan’s stock declined sharply on news that this Ireland-based pharmaceuticals company had terminated its merger plans with Pfizer after the U.S. Treasury announced new rules governing tax inversions, making it less appealing for U.S.-based companies to relocate abroad. The exclusions of Bank of America and Citigroup stocks also significantly boosted relative performance. Bank of America’s stock fell amid the sharp drop in oil prices during the period due to investors’ concerns about the bank’s exposure to oil through its energy-related loans. The slowdown in emerging markets cut into Citigroup’s retail banking operations abroad, and revenues and profits in its domestic retail banking operations dropped.

Performance as of April 30, 2016

		Total return
Social Choice Low Carbon Equity Fund	Inception date	6 months		since inception
Institutional Class	8/7/2015	1.37%		0.56%
Advisor Class	12/4/2015	1.33	*	0.52	*
Premier Class	8/7/2015	1.32		0.51
Retirement Class	8/7/2015	1.30		0.39
Retail Class	8/7/2015	1.14		0.23
Russell 3000 Index	—	0.06		–0.21	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

24	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Stock exclusions detracting from relative performance

The positive effects resulting from many excluded stocks were partly offset by the absence of benchmark stocks that performed well. In order of impact, the fund’s exclusion of AT&T and Facebook hindered relative performance. AT&T saw an increase in revenues that was helped by the company’s acquisition of DirecTV, while Facebook rallied after it reported stronger-than-expected earnings for the first quarter of 2016, in part due to sales of ads targeted at mobile users. The absence of energy giants Exxon Mobil and Chevron from the fund also detracted from performance. Shares of both companies rose when oil prices rebounded in the second half of the period.

Fund outperforms its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index and to manage risk.

For the period, an overweight in Keurig Green Mountain, a specialty coffee company, bolstered the fund’s relative performance. The shares of the company rose more than 70% in December on reports it agreed to be acquired by an investor group led by JAB Holding Company, a large coffee conglomerate. The fund’s overweight in Edwards Lifesciences also contributed significantly. Shares of the company advanced after it reported stronger-than-expected fourth-quarter sales amid strong demand for transcatheter heart valves.

In contrast, an overweight position in Alphabet, the parent company of Google, weighed on the fund’s results. The company’s earnings for the first quarter of 2016 fell below many estimates, largely because the search-engine giant spent more to generate additional traffic for the company’s mobile-advertising services. The fund’s overweight in Netflix also detracted from relative performance. The stock of this video-streaming company retreated in reaction to investors’ concerns about slowing growth, rising competition and perceptions that it may be overvalued following its steep rise in 2015.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
Social Choice	account	account	period*
Low Carbon	value	value	(11/1/15–
Equity Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$1,013.73	$1.60
Advisor Class†	1,000.00	1,004.21	1.90
Premier Class	1,000.00	1,013.20	2.35
Retirement Class	1,000.00	1,013.02	2.85
Retail Class	1,000.00	1,011.44	3.55
5% annual hypothetical return
Institutional Class	1,000.00	1,023.27	1.61
Advisor Class†	1,000.00	1,022.53	2.36
Premier Class	1,000.00	1,022.53	2.36
Retirement Class	1,000.00	1,022.03	2.87
Retail Class	1,000.00	1,021.33	3.57

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.47% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	25

Emerging Markets Equity Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Financials	25.0
Information technology	20.9
Consumer discretionary	15.8
Consumer staples	9.1
Materials	7.7
Energy	7.1
Industrials	5.8
Health care	4.3
Utilities	2.6
Telecommunication services	1.6
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2016
China	19.9
Korea	15.9
India	10.4
Brazil	6.9
Mexico	6.9
Taiwan	5.9
Hong Kong	3.8
South Africa	3.7
Russia	3.4
Philippines	2.8
21 other nations	17.8
Short-term investments	2.6
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	22.1
More than $15 billion–$50 billion	26.7
More than $2 billion–$15 billion	34.5
$2 billion or less	16.7
Total	100.0

Performance for the six months ended April 30, 2016

The Emerging Markets Equity Fund returned –2.20%, compared with the –0.13% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2016, the fund returned –18.18%, versus –17.87% for the index. The table below shows returns for all share classes of the fund.

International stocks post losses in a volatile period

Early in the six-month period, both domestic and international stock markets dropped as oil prices fell sharply and investors grew concerned about the slowing global economy. On December 16, 2015, the U.S. Federal Reserve announced it raised the federal funds rate target by 0.25%. The following month, China’s currency dropped—rekindling concerns about the country’s economy—and stock markets throughout the world fell. Geopolitical concerns and a further drop in oil prices also unnerved investors.

In March, the European Central Bank introduced monetary stimulus, while in the United States, Fed officials signaled that it might hike rates at a less aggressive pace than previously anticipated. In addition, the price of oil rallied. These events appeared to be welcome news as the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, rose 6.51% in the month of March alone. In April, Japan’s central bank refrained from easing interest rates, and the yen rose versus the U.S. dollar.

For the six months, the fund’s benchmark outperformed the –3.07% return of the MSCI EAFE Index but lagged the 0.06% return of the U.S. stock market, as measured by the Russell 3000® Index.

China hinders benchmark’s return but Brazil contributes

For the period, returns of markets that make up the MSCI Emerging Markets Index varied. China, the largest component representing nearly one-quarter of the index’s market capitalization at period-end, was the second-worst performer,

Performance as of April 30, 2016

						Average annual
		Total return				total return
Emerging Markets								since
Equity Fund	Inception date	6 months		1 year		5 years		inception
Institutional Class	8/31/2010	–2.20%		–18.18%		–5.70%		–1.42%
Advisor Class	12/4/2015	–2.32	*	–18.29	*	–5.73	*	–1.44	*
Premier Class	8/31/2010	–2.35		–18.40		–5.85		–1.57
Retirement Class	8/31/2010	–2.36		–18.45		–5.96		–1.67
Retail Class	8/31/2010	–2.48		–18.56		–6.08		–1.81
MSCI Emerging Markets Index	—	–0.13		–17.87		–4.61		–0.16	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

26	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

returning –9.4%. The second- and third-largest components, Korea and Taiwan, dropped 0.9% and 2.2%, respectively. The fourth-largest component, Brazil, was the second-best performer, returning 30.4%. (The aforementioned returns are in U.S. dollars.) In local currency terms, the index returned –1.17%, lagging the –0.13% in U.S. dollars due to the dollar’s decline.

Fund trails its benchmark for the period

The fund underperformed its benchmark mainly because of certain stock selections that did not perform as expected.

An underweight in Public Joint-Stock Company Gazprom and positions in out-of-benchmark stocks Cosmax and Summit Ascent Holdings detracted the most from the fund’s relative performance. Gazprom’s stock fell with the drop in oil prices earlier in the period, while Cosmax, a Korean cosmetic manufacturer, reported lower-than-anticipated earnings for the final quarter of 2015. Summit Ascent, which is engaged in the trading of tiles and engineering operations products, reported disappointing revenues for the quarter.

These negative results were partly offset by an overweight in mining company Gold Fields, which benefited from a rally in gold. Fund holdings in out-of-benchmark stocks Hota Industrial Manufacturing and health care company Top Glove also contributed significantly. Shares of Hota rose after reporting strong results for the fourth quarter of 2015.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Emerging Markets	value	value	(11/1/15–
Equity Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$ 978.01	$4.62
Advisor Class†	1,000.00	997.70	4.40
Premier Class	1,000.00	976.53	5.36
Retirement Class	1,000.00	976.42	5.85
Retail Class	1,000.00	975.16	6.58
5% annual hypothetical return
Institutional Class	1,000.00	1,020.19	4.72
Advisor Class†	1,000.00	1,019.44	5.47
Premier Class	1,000.00	1,019.44	5.47
Retirement Class	1,000.00	1,018.95	5.97
Retail Class	1,000.00	1,018.20	6.72

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.94% for the Institutional Class, 1.09% for the Premier Class, 1.19% for the Retirement Class and 1.34% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 1.09% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	27

Enhanced International Equity Index Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Financials	23.7
Industrials	12.9
Consumer discretionary	12.6
Consumer staples	12.3
Health care	11.5
Materials	7.2
Information technology	5.1
Telecommunication services	5.1
Energy	4.9
Utilities	4.0
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2016
Japan	21.0
United Kingdom	16.0
France	9.5
Germany	8.8
Switzerland	8.4
Australia	6.7
Netherlands	4.3
Hong Kong	3.2
Spain	2.7
Italy	2.3
13 other nations	11.0
Short-term investments	6.1
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	36.0
More than $15 billion–$50 billion	32.8
More than $2 billion–$15 billion	31.2
Total	100.0

Performance for the six months ended April 30, 2016

The Enhanced International Equity Index Fund returned –3.14%, compared with the –3.07% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2016, the fund returned –9.23% versus –9.32% for the index. The table below shows returns for all share classes of the fund.

International stocks post losses in a volatile period

Early in the six-month period, both domestic and international stock markets dropped as oil prices fell sharply and investors grew concerned about the slowing global economy. On December 16, 2015, the U.S. Federal Reserve announced it raised the federal funds rate target by 0.25%. The following month, China’s currency dropped—rekindling concerns about the country’s economy—and stock markets throughout the world fell. Geopolitical concerns and a further drop in oil prices also unnerved investors.

In March, the European Central Bank introduced monetary stimulus, while in the United States, Fed officials signaled that it might hike rates at a less aggressive pace than previously anticipated. In addition, the price of oil rallied. These events appeared to be welcome news as the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, rose 6.51% in the month of March alone. In April, Japan’s central bank refrained from easing interest rates, and the yen rose versus the U.S. dollar.

Most countries in the benchmark end lower

For the period, 13 of the 21 markets that make up the MSCI EAFE ended lower. The largest component, Japan, dropped 2.8%. The second-largest component, the United Kingdom, was the sixth-worst performer, declining 5.1%. Together, those two markets represented 42.4% of the benchmark’s market capitalization at period-end. The third- and fifth-largest components, France and Germany, fell 4.4% and 4.0%, respectively. Australia, the sixth-largest component, was

Performance as of April 30, 2016

						Average annual
		Total return				total return
Enhanced International								since
Equity Index Fund	Inception date	6 months		1 year		5 years		inception
Institutional Class	11/30/2007	–3.14%		–9.23%		2.21%		–0.69%
Advisor Class	12/4/2015	–3.15	*	–9.24	*	2.21	*	–0.69	*
MSCI EAFE Index	—	–3.07		–9.32		1.69		–0.78	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

28	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

the second-best performer, returning 9.1%. (The aforementioned returns are in U.S. dollars.) The index’s return in local-currency terms was –6.74%, lagging the –3.07% return in U.S. dollars due to the dollar’s decline.

The fund slightly lags its benchmark

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology produced mixed returns, but the net effect was a slight underperformance by the fund. Overweight positions in Nomura Holdings, Toyota Motor Company and Australian mining company BHP Billiton detracted most from relative performance, respectively. Nomura Holdings dropped after reporting a loss for the fourth quarter of 2015, while Toyota’s stock price was negatively impacted by a decline in sales. The drop in commodity prices earlier in the period hampered BHP Billiton’s stock performance.

These negative effects were partly offset by an overweight in Vestas Wind Systems, which rose after the company raised its revenue projections for 2016. The fund’s overweights in Japanese pharmaceutical Daiichi Sankyo and shopping center operator Scentre Group also contributed positively.

The fund’s returns may sometimes diverge from the returns of its benchmark more than typically expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
Enhanced	Beginning	Ending	during
International	account	account	period*
Equity	value	value	(11/1/15–
Index Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$ 968.65	$2.06
Advisor Class†	1,000.00	975.20	2.28
5% annual hypothetical return
Institutional Class	1,000.00	1,022.77	2.11
Advisor Class†	1,000.00	1,022.03	2.87

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.42% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.57% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	29

Global Natural Resources Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Materials	54.7
Energy	37.5
Consumer staples	5.1
Industrials	1.0
Financials	1.0
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2016
United States	38.5
Canada	10.2
Australia	8.8
Switzerland	5.5
United Kingdom	4.4
France	2.8
South Africa	2.5
Russia	2.3
Luxembourg	2.2
Brazil	2.0
21 other nations	17.7
Short-term investments	3.1
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	18.3
More than $15 billion–$50 billion	37.5
More than $2 billion–$15 billion	40.3
$2 billion or less	3.9
Total	100.0

Performance for the six months ended April 30, 2016

The Global Natural Resources Fund returned 3.40% for the Institutional Class, compared with the 8.27% return of its benchmark, the MSCI All Country World Commodity Producers Sector Capped Index. For the one-year period ended April 30, 2016, the fund returned –12.65% versus –14.46% for the index. The table below shows returns for all share classes of the fund.

Metals prices boosted by Chinese stimulus

During the six-month period, the MSCI All Country World Commodity Producers Sector Capped Index topped the –0.94% return of the broader market MSCI All Country World Index.

The Chinese government launched an unexpected stimulus program at the start of 2016 to prevent economic growth from slowing further, easing credit dramatically and pushing forward the pace of infrastructure projects. The pickup in demand was so strong and so sudden that Chinese steel rebar (used for construction) prices jumped 43% during this period, even though China still has a great deal of excess capacity in the steel industry. Booming Chinese infrastructure demand also boosted seaborne iron ore prices by 32% and aluminum prices by 15% during this period. However, copper and nickel prices ended slightly down, as Chinese consumption and housing starts outside the major cities remained weak.

On the agriculture side, grain prices remained weak casting a pall over nutrient prices with potash and urea prices weakening during this period. Precious metals prices performed very well with gold up 13% and silver up nearly 15% during this period, as the market’s expectation of another hike in interest rates by the Fed didn’t materialize.

Performance as of April 30, 2016

						Average annual
		Total return				total return
Global Natural
Resources Fund	Inception date	6 months		1 year		since inception
Institutional Class	11/1/2011	3.40%		–12.65%		–4.54%
Advisor Class	12/4/2015	3.38	*	–12.67	*	–4.54	*
Premier Class	11/1/2011	3.33		–12.73		–4.67
Retirement Class	11/1/2011	3.24		–12.90		–4.77
Retail Class	11/1/2011	3.15		–13.00		–4.91
MSCI All Country World Commodity Producers Sector Capped Index	—	8.27		–14.46		–4.58	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

30	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Crude oil prices fell sharply from the start of the period through early February 2016, reaching multiyear lows. A combination of production cutbacks and supply disruptions boosted prices since then, with oil prices ending nearly flat for the six-month period.

The fund achieves gains but trails its benchmark

The fund posted positive returns but trailed its benchmark primarily due to its underweight stance in the metals sector, combined with an overweight positioning in energy. Specifically, the fund was hurt by its underweight in Barrick Gold, the stock of which benefited from surging gold prices. Another detractor was an underweight position in diversified miner Glencore, which benefited from easing market concerns about its balance sheet following the rise in metal prices, as well as the company’s ability to successfully refinance some of its debt and announce asset sales. Finally, the fund was also hurt by its underweight position in Brazilian iron ore producer Vale, which benefited from the sharp and unexpected jump in iron ore prices.

The fund benefited from its overweight position in gold miner Newmont Mining, which benefited from a sharp rise in gold prices. The fund was also helped by an underweight position in energy producer ConocoPhilips, whose stock was impacted after the company cut its dividend due to low oil prices. Finally, the fund benefited from an overweight position in Australian mining company Fortescue Metals, whose stock was boosted by the surge in iron ore prices.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustment or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Global Natural	value	value	(11/1/15–
Resources Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$1,034.01	$3.79
Advisor Class†	1,000.00	1,083.62	3.79
Premier Class	1,000.00	1,033.32	4.55
Retirement Class	1,000.00	1,032.45	5.05
Retail Class	1,000.00	1,031.54	5.76
5% annual hypothetical return
Institutional Class	1,000.00	1,021.13	3.77
Advisor Class†	1,000.00	1,020.39	4.52
Premier Class	1,000.00	1,020.39	4.52
Retirement Class	1,000.00	1,019.89	5.02
Retail Class	1,000.00	1,019.19	5.72

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.75% for the Institutional Class, 0.90% for the Premier Class, 1.00% for the Retirement Class and 1.14% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.90% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	31

International Equity Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Consumer discretionary	30.8
Industrials	22.6
Consumer staples	15.1
Financials	11.5
Health care	8.2
Materials	5.2
Information technology	4.7
Energy	1.3
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2016
France	22.2
Japan	14.8
United Kingdom	14.1
Germany	11.7
India	6.8
Switzerland	4.5
Netherlands	4.0
Italy	3.3
Sweden	3.0
Australia	1.2
4 other nations	3.2
Short-term investments	11.2
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	7.6
More than $15 billion–$50 billion	56.7
More than $2 billion–$15 billion	34.3
$2 billion or less	1.4
Total	100.0

Performance for the six months ended April 30, 2016

The International Equity Fund returned –2.76%, compared with the –3.07% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2016, the fund returned –9.45% versus –9.32% for the index. The table below shows returns for all share classes of the fund.

International stocks post losses in a volatile period

Early in the six-month period, both domestic and international stock markets dropped as oil prices fell sharply and investors grew concerned about the slowing global economy. On December 16, 2015, the U.S. Federal Reserve announced it raised the federal funds rate target by 0.25%. The following month, China’s currency dropped—rekindling concerns about the country’s economy—and stock markets throughout the world fell. Geopolitical concerns and a further drop in oil prices also unnerved investors.

In March, the European Central Bank introduced monetary stimulus, while in the United States, Fed officials signaled that it might hike rates at a less aggressive pace than previously anticipated. In addition, the price of oil rallied. These events appeared to be welcome news as the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, rose 6.51% in the month of March alone. In April, Japan’s central bank refrained from easing interest rates, and the yen rose versus the U.S. dollar.

Most countries in the benchmark end lower

For the period, 13 of the 21 markets that make up the MSCI EAFE ended lower. The largest component, Japan, dropped 2.8%. The second-largest component, the United Kingdom, was the sixth-worst performer, dropping 5.1%. Together, those two markets represented 42.4% of the benchmark’s market capitalization at period-end. The third- and fifth-largest components, France and Germany, fell 4.4% and 4.0%, respectively. Australia, the sixth-largest component, was

Performance as of April 30, 2016

						Average annual
		Total return				total return
International Equity Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	7/1/1999	–2.76%		–9.45%		1.17%		1.92%
Advisor Class	12/4/2015	–2.78	*	–9.46	*	1.17	*	1.92	*
Premier Class	9/30/2009	–2.83		–9.53		1.02		1.82	*
Retirement Class	10/1/2002	–2.87		–9.65		0.93		1.67
Retail Class	3/31/2006	–3.01		–9.70		0.83		1.73
MSCI EAFE Index	—	–3.07		–9.32		1.69		1.61

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

32	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

the second-best performer, returning 9.1%. (The aforementioned returns are in U.S. dollars.) The index’s return in local-currency terms was –6.74%, lagging the –3.07% return in U.S. dollars due to the dollar’s decline.

The fund outperforms its benchmark

For the period, the fund outperformed its benchmark as a result of many successful stock choices, particularly in the industrials sector. The fund’s overweight in adidas contributed the most to relative performance. Shares of the German sportswear company rose after it reported record first-quarter results and stepped up efforts to increase market share in the United States. Overweights in camera and optics manufacturer Olympus and French construction company VINCI also contributed significantly.

These positive effects were partly offset by holdings that hindered performance. The fund’s overweight in pan-European satellite broadcaster Sky was the largest detractor, as this stock dropped in reaction to reports that increased competition could negatively affect earnings. Overweights in multinational gas and engineering company Linde and British supermarket chain Tesco also detracted.

The fund’s returns may sometimes diverge from the returns of its benchmark more than typically expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
International	value	value	(11/1/15–
Equity Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$ 972.35	$2.35
Advisor Class†	1,000.00	987.54	2.53
Premier Class	1,000.00	971.67	3.09
Retirement Class	1,000.00	971.30	3.58
Retail Class	1,000.00	969.85	3.77
5% annual hypothetical return
Institutional Class	1,000.00	1,022.48	2.41
Advisor Class†	1,000.00	1,021.73	3.17
Premier Class	1,000.00	1,021.73	3.17
Retirement Class	1,000.00	1,021.23	3.67
Retail Class	1,000.00	1,021.03	3.87

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.63% for the Premier Class, 0.73% for the Retirement Class and 0.77% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.63% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	33

International Opportunities Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Consumer discretionary	21.4
Financials	20.8
Industrials	12.4
Information technology	10.7
Health care	9.6
Consumer staples	8.8
Materials	7.9
Energy	6.3
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2016
Japan	14.9
United Kingdom	14.6
Canada	8.2
France	4.8
Taiwan	4.6
Switzerland	4.2
Sweden	3.4
Italy	3.3
Netherlands	2.9
Norway	2.8
16 other nations	25.8
Short-term investments	10.5
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	14.4
More than $15 billion–$50 billion	23.1
More than $2 billion–$15 billion	45.8
$2 billion or less	16.7
Total	100.0

Performance for the six months ended April 30, 2016

The International Opportunities Fund returned –2.30%, compared with the –1.75% return of its benchmark, the MSCI All Country World ex USA Index. For the one-year period ended April 30, 2016, the fund returned –9.30% versus –11.28% for the index. The table below shows returns for all share classes of the fund.

International stocks post losses in a volatile period

Early in the six-month period, both domestic and international stock markets dropped as oil prices fell sharply and investors grew concerned about the slowing global economy. On December 16, 2015, the U.S. Federal Reserve announced it raised the federal funds rate target by 0.25%. The following month, China’s currency dropped—rekindling concerns about the country’s economy—and stock markets throughout the world fell. Geopolitical concerns and a further drop in oil prices also unnerved investors.

In March, the European Central Bank introduced monetary stimulus, while in the United States, Fed officials signaled that it might hike rates at a less aggressive pace than previously anticipated. In addition, the price of oil rallied. These events appeared to be welcome news as the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, rose 6.51% in the month of March alone, although its return for the six months was –3.07%. In April, Japan’s central bank refrained from easing interest rates, and the yen rose versus the U.S. dollar.

Countries in the benchmark end mixed

For the period, 23 of the 45 markets that make up the benchmark ended lower. The largest component, Japan, dropped 2.8%. The second- and third-largest components, the United Kingdom and France, fell 5.1% and 4.4%, respectively. However, the fourth-largest component, Canada, had a positive return of 8.1%.

Performance as of April 30, 2016

						Average annual
		Total return				total return
International						since
Opportunities Fund	Inception date	6 months		1 year		inception
Institutional Class	4/12/2013	–2.30%		–9.30%		1.28%
Advisor Class	12/4/2015	–2.41	*	–9.41	*	1.24	*
Premier Class	4/12/2013	–2.38		–9.47		1.10
Retirement Class	4/12/2013	–2.37		–9.55		1.00
Retail Class	4/12/2013	–2.54		–9.71		0.87
MSCI All Country World ex USA Index	—	–1.75		–11.28		0.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

34	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

(The aforementioned returns are in U.S. dollars.) The index’s return in local-currency terms was –4.97%, lagging the –1.75% return in U.S. dollars due to the dollar’s decline.

The fund trails it benchmark

The fund underperformed its benchmark mainly because of certain stock selections that did not perform as expected. The fund’s overweight in Nomura Holdings detracted the most due to the company’s report of a fourth quarter 2015 loss. Overweight positions in multinational hotel and coffee chain company Whitbred and financial services company China Everbright International also hurt relative performance.

These negative effects were partly offset by successful stock selections. The fund’s position in out-of-benchmark stock GMO Payment Gateway, which provides credit card transaction services, contributed the most, as the company reported a sharp rise in sales and profits. The fund’s positions in Taiwanese auto parts manufacturer Hota Industrial Manufacturing and Canadian apparel retailer lululemon Athletica, which also are not included in the benchmark, significantly bolstered relative performance. Shares of Hota rose after the company reported strong financial results for the fourth quarter of 2015, while lululemon Athletica rose after the company reported strong fourth-quarter revenues.

The fund’s returns may sometimes diverge from the returns of its benchmark more than typically expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
International	account	account	period*
Opportunities	value	value	(11/1/15–
Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$ 976.99	$3.10
Advisor Class†	1,000.00	967.60	3.10
Premier Class	1,000.00	976.18	3.88
Retirement Class	1,000.00	976.30	4.32
Retail Class	1,000.00	974.63	5.35
5% annual hypothetical return
Institutional Class	1,000.00	1,021.73	3.17
Advisor Class†	1,000.00	1,020.98	3.92
Premier Class	1,000.00	1,020.93	3.97
Retirement Class	1,000.00	1,020.49	4.42
Retail Class	1,000.00	1,019.44	5.47

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.63% for the Institutional Class, 0.79% for the Premier Class, 0.88% for the Retirement Class and 1.09% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.78% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	35

Social Choice International Equity Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Financials	25.5
Industrials	13.8
Consumer discretionary	13.0
Health care	11.1
Consumer staples	9.5
Materials	8.6
Telecommunication services	5.2
Information technology	4.8
Utilities	4.3
Energy	3.3
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2016
Japan	22.2
United Kingdom	18.4
France	9.8
Switzerland	9.0
Germany	8.8
Australia	7.2
Netherlands	3.7
Sweden	3.7
Spain	3.2
Hong Kong	3.0
14 other nations	11.0
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	24.3
More than $15 billion–$50 billion	43.6
More than $2 billion–$15 billion	32.1
Total	100.0

Performance for the six months ended April 30, 2016

The Social Choice International Equity Fund returned –2.08% for the Institutional Class, compared with the –3.07% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund. The fund screens investments by using certain environmental, social and governance criteria, while the benchmark does not.

Excluding certain stocks aids the fund’s relative performance

Because of its social criteria, the fund did not invest in a number of stocks included in the MSCI EAFE Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was that the fund outperformed its benchmark.

Excluding Mitsubishi UFJ, Sanofi and Toyota contributed to the fund’s performance versus its benchmark. Mitsubishi UFJ reported declining profits, and the stock was also affected by turmoil in China’s stock market. Sanofi’s share price slumped going into the New Year, along with other biotechnology stocks as investors shunned higher-risk stocks. The steep decline in demand for Sanofi’s diabetes drug Lantus exacerbated the stock’s retreat. Toyota’s stock fell early in January, along with those of rival automakers as investors became concerned that new vehicle sales could stall in 2016. In addition, the January 8, 2016, explosion at the steel plant of a key supplier left Toyota short of parts, causing the company to temporarily halt production of automobiles at its assembly facilities.

The fund’s exclusion of certain stocks detracted from performance relative to its benchmark, notably Japan Tobacco, British American Tobacco and Total. Japan Tobacco’s share price began 2016 on a downward trend as global growth concerns mounted. The stock recovered from its January low, helped by news that the company would increase the price of its Mevius cigarettes. Despite facing currency exchange headwinds, British American Tobacco reported increased

Performance as of April 30, 2016

		Total return
Social Choice International Equity Fund	Inception date	6 months		since inception
Institutional Class	8/7/2015	–2.08%		–6.68%
Advisor Class	12/4/2015	–2.09	*	–6.69	*
Premier Class	8/7/2015	–2.14		–6.84
Retirement Class	8/7/2015	–2.15		–6.85
Retail Class	8/7/2015	–2.34		–7.03
MSCI EAFE Index	—	–3.07		–7.60	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

36	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

cigarette volume and solid revenue growth. French energy giant Total performed better than its big oil peers by offsetting the decline in oil prices with a boost in production.

Fund holds up better than its benchmark in a down market

To compensate for the exclusion of some stocks within the MSCI EAFE Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index.

Overweight positions in Newcrest Mining, adidas and Brambles helped the fund to outperform its benchmark. Gold producer Newcrest Mining benefited from increased gold and copper production, lower production costs and rising gold prices, while adidas reported record first-quarter results and stepped up efforts to increase market share in the United States. Brambles, a leading supplier of pallets, crates and containers, delivered strong sales and profit growth.

A significantly underweight position in Royal Dutch Shell detracted from performance versus the benchmark, as did overweight positions in Japanese financial firms Mizuho Financial Group and Sumitomo Mitsui. Energy giant Royal Dutch Shell saw its share price recover along with oil prices. The company also benefited from the acquisition of BG Group, and its efforts to reduce costs offset the increase in operating expenses associated with the BG acquisition. The share prices of Mizuho and Sumitomo Mitsui declined sharply in January through mid-February on worries over steep losses in China’s mainland stock exchanges, slowing global growth and monetary policy effectiveness. Financial stocks were hard hit as the Bank of Japan’s adoption of negative interest rates led investors to be concerned about the profitability of Japanese banks.

The fund’s returns may sometimes diverge from the returns of its benchmark more than typically expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
Social Choice	account	account	period*
International	value	value	(11/1/15–
Equity Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$ 979.25	$1.97
Advisor Class†	1,000.00	981.17	2.20
Premier Class	1,000.00	978.61	2.71
Retirement Class	1,000.00	978.46	3.20
Retail Class	1,000.00	976.61	3.88
5% annual hypothetical return
Institutional Class	1,000.00	1,022.87	2.01
Advisor Class†	1,000.00	1,022.13	2.77
Premier Class	1,000.00	1,022.13	2.77
Retirement Class	1,000.00	1,021.63	3.27
Retail Class	1,000.00	1,020.93	3.97

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.79% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.55% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	37

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Growth Index Fund  ■  April 30, 2016

			% of net
Shares	Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$13,728,303	0.7%
CAPITAL GOODS
112,429	3M Co	18,818,366	0.9
183,361	Boeing Co	24,717,063	1.2
135,899	Honeywell International, Inc	15,529,179	0.8
128,132	Illinois Tool Works, Inc	13,392,357	0.6
69,914	Lockheed Martin Corp	16,246,615	0.8
196,219	Paccar, Inc	11,559,261	0.6
	Other	72,232,961	3.5
		172,495,802	8.4
COMMERCIAL & PROFESSIONAL SERVICES		23,442,440	1.1
CONSUMER DURABLES & APPAREL		46,176,700	2.2
CONSUMER SERVICES
157,489	McDonald’s Corp	19,920,783	1.0
261,682	Starbucks Corp	14,714,379	0.7
	Other	42,644,929	2.1
		77,280,091	3.8
DIVERSIFIED FINANCIALS
170,000	iShares Russell 1000 Growth Index Fund	16,804,500	0.8
	Other	47,082,447	2.3
		63,886,947	3.1
ENERGY		5,319,723	0.3
FOOD & STAPLES RETAILING
271,981	CVS Health Corp	27,334,091	1.3
379,436	Kroger Co	13,428,240	0.7
	Other	6,587,785	0.3
		47,350,116	2.3
FOOD, BEVERAGE & TOBACCO
473,147	Altria Group, Inc	29,671,048	1.5
646,822	Coca-Cola Co	28,977,626	1.4
225,733	General Mills, Inc	13,846,462	0.7
321,362	PepsiCo, Inc	33,087,432	1.6
	Other	68,256,894	3.3
		173,839,462	8.5
HEALTH CARE EQUIPMENT & SERVICES
144,540	Cardinal Health, Inc	11,340,608	0.5
231,176	UnitedHealth Group, Inc	30,441,256	1.5
	Other	71,432,347	3.5
		113,214,211	5.5
HOUSEHOLD & PERSONAL PRODUCTS		12,197,867	0.6
INSURANCE		12,070,063	0.6
MATERIALS
254,881	International Paper Co	11,028,701	0.5
154,448	LyondellBasell Industries AF S.C.A	12,768,216	0.6
	Other	66,630,308	3.3
		90,427,225	4.4
				% of net
Shares		Company	Value	assets
MEDIA
431,963		Comcast Corp (Class A)	$26,246,072	1.3%
133,132		Omnicom Group, Inc	11,045,962	0.5
54,916		Time Warner Cable, Inc	11,648,233	0.6
275,022		Walt Disney Co	28,398,772	1.4
		Other	30,977,180	1.5
			108,316,219	5.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
276,040		AbbVie, Inc	16,838,440	0.8
159,317		Amgen, Inc	25,219,881	1.2
56,913	*	Biogen Idec, Inc	15,650,506	0.8
225,798		Bristol-Myers Squibb Co	16,298,100	0.8
122,075	*	Celgene Corp	12,623,776	0.6
303,661		Gilead Sciences, Inc	26,785,937	1.3
135,664		Johnson & Johnson	15,205,221	0.8
		Other	49,049,098	2.4
			177,670,959	8.7
REAL ESTATE			37,276,326	1.8
RETAILING
72,016	*	Amazon.com, Inc	47,501,034	2.3
285,609		Home Depot, Inc	38,240,189	1.9
169,094		Lowe’s Companies, Inc	12,854,526	0.6
9,137	*	Priceline.com, Inc	12,277,021	0.6
		Other	52,692,464	2.6
			163,565,234	8.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
326,622		Texas Instruments, Inc	18,630,519	0.9
		Other	34,930,167	1.7
			53,560,686	2.6
SOFTWARE & SERVICES
106,477		Accenture plc	12,023,383	0.6
55,412	*	Alphabet, Inc (Class A)	39,225,047	1.9
56,547	*	Alphabet, Inc (Class C)	39,187,636	1.9
535,046	*	eBay, Inc	13,071,174	0.6
402,149	*	Facebook, Inc	47,284,679	2.3
113,460	*	Fiserv, Inc	11,087,311	0.5
145,154		International Business Machines Corp	21,183,775	1.0
175,294		Mastercard, Inc (Class A)	17,001,765	0.8
1,020,698		Microsoft Corp	50,902,209	2.5
311,024		Visa, Inc (Class A)	24,023,494	1.2
		Other	107,793,450	5.3
			382,783,923	18.6
TECHNOLOGY HARDWARE & EQUIPMENT
1,183,853		Apple, Inc	110,974,380	5.4
		Other	31,800,710	1.5
			142,775,090	6.9
TELECOMMUNICATION SERVICES
867,334		Verizon Communications, Inc	44,181,994	2.2
		Other	10,293,123	0.5
			54,475,117	2.7

38	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Growth Index Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
TRANSPORTATION
260,207		Delta Air Lines, Inc	$10,842,826	0.5%
119,165		United Parcel Service, Inc (Class B)	12,520,666	0.6
		Other	44,074,763	2.2
			67,438,255	3.3
	TOTAL COMMON STOCKS (Cost $1,722,491,930)		2,039,290,759	99.4

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			4,450,000	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
21,742,240	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	21,742,240	1.1
			21,742,240	1.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,192,223)		26,192,240	1.3
	TOTAL PORTFOLIO (Cost $1,748,684,153)		2,065,482,999	100.7
	OTHER ASSETS & LIABILITIES, NET		(14,889,132)	(0.7)

	NET ASSETS		$2,050,593,867	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities on loan is $20,724,745.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	39

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Value Index Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$8,249,093	0.4%
BANKS
1,523,224		Bank of America Corp	22,178,141	1.1
453,224		Citigroup, Inc	20,975,207	1.0
733,890		JPMorgan Chase & Co	46,381,848	2.3
177,724		US Bancorp	7,587,038	0.4
1,006,389		Wells Fargo & Co	50,299,322	2.5
		Other	51,801,200	2.6
			199,222,756	9.9
CAPITAL GOODS
1,647,224	n	General Electric Co	50,652,138	2.6
47,750		Northrop Grumman Corp	9,848,915	0.5
81,380		Raytheon Co	10,282,363	0.5
		Other	98,142,793	5.0
			168,926,209	8.6
COMMERCIAL & PROFESSIONAL SERVICES			16,607,578	0.8
CONSUMER DURABLES & APPAREL			36,219,465	1.8
CONSUMER SERVICES			19,665,701	1.0
DIVERSIFIED FINANCIALS
121,000		Capital One Financial Corp	8,759,190	0.4
82,500		Goldman Sachs Group, Inc	13,539,075	0.7
328,000		Morgan Stanley	8,875,680	0.5
308,000	e	PowerShares QQQ Trust Series	32,561,760	1.7
42,400	e	SPDR Dow Jones Industrial Average ETF Trust	7,529,816	0.4
		Other	40,744,542	2.0
			112,010,063	5.7
ENERGY
311,424		Chevron Corp	31,821,304	1.6
69,900	*,n	Concho Resources, Inc	8,120,283	0.4
177,224		ConocoPhillips	8,469,535	0.4
131,000		EOG Resources, Inc	10,823,220	0.5
637,724		Exxon Mobil Corp	56,374,802	2.9
128,900		Hess Corp	7,685,018	0.4
147,224		Occidental Petroleum Corp	11,284,720	0.6
93,000		Phillips 66	7,636,230	0.4
201,204		Schlumberger Ltd	16,164,729	0.8
155,000	n	Valero Energy Corp	9,124,850	0.5
		Other	93,729,414	4.7
			261,234,105	13.2
FOOD & STAPLES RETAILING
106,750		Walgreens Boots Alliance, Inc	8,463,140	0.4
191,224		Wal-Mart Stores, Inc	12,787,149	0.7
		Other	12,439,183	0.6
			33,689,472	1.7
FOOD, BEVERAGE & TOBACCO
311,000		Mondelez International, Inc	13,360,560	0.7
139,724		Philip Morris International, Inc	13,709,719	0.7
		Other	45,727,434	2.3
			72,797,713	3.7
				% of net
Shares		Company	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
336,000		Abbott Laboratories	$13,070,400	0.7%
93,500	*	HCA Holdings, Inc	7,537,970	0.4
291,000		Medtronic plc	23,032,650	1.2
		Other	45,517,212	2.3
			89,158,232	4.6
HOUSEHOLD & PERSONAL PRODUCTS
424,224		Procter & Gamble Co	33,988,827	1.7
		Other	9,667,076	0.5
			43,655,903	2.2
INSURANCE
177,224		American International Group, Inc	9,892,644	0.5
205,724	*	Berkshire Hathaway, Inc (Class B)	29,928,727	1.5
		Other	59,818,901	3.0
			99,640,272	5.0
MATERIALS
257,750		Dow Chemical Co	13,560,228	0.7
		Other	66,719,824	3.4
			80,280,052	4.1
MEDIA			16,934,503	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
65,400	*	Allergan plc	14,163,024	0.7
387,124		Johnson & Johnson	43,388,858	2.2
402,424		Merck & Co, Inc	22,068,932	1.1
1,177,750		Pfizer, Inc	38,524,203	1.9
63,800		Thermo Electron Corp	9,203,150	0.5
		Other	21,802,858	1.1
			149,151,025	7.5
REAL ESTATE			75,390,223	3.8
RETAILING
155,000	n	Target Corp	12,322,500	0.6
		Other	33,090,620	1.7
			45,413,120	2.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
63,900	n	Broadcom Ltd	9,313,425	0.5
664,124		Intel Corp	20,109,675	1.0
224,224		Qualcomm, Inc	11,327,796	0.6
		Other	27,566,761	1.4
			68,317,657	3.5
SOFTWARE & SERVICES
642,224		Microsoft Corp	32,027,711	1.6
		Other	41,647,519	2.1
			73,675,230	3.7
TECHNOLOGY HARDWARE & EQUIPMENT
742,442		Cisco Systems, Inc	20,409,730	1.0
500,000		Hewlett Packard Enterprise Co	8,330,000	0.4
		Other	52,813,588	2.7
			81,553,318	4.1

40	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Value Index Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
794,224		AT&T, Inc	$30,831,775	1.6%
		Other	18,713,322	0.9
			49,545,097	2.5
TRANSPORTATION			34,085,637	1.7
UTILITIES
125,400	n	American Electric Power Co, Inc	7,962,900	0.4
101,890		NextEra Energy, Inc	11,980,226	0.6
		Other	118,064,869	6.0
			138,007,995	7.0

	TOTAL COMMON STOCKS (Cost $1,683,576,250)		1,973,430,419	99.7

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			7,400,000	0.4

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
73,167,095	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	73,167,095	3.7
			73,167,095	3.7

	TOTAL SHORT-TERM INVESTMENTS (Cost $80,567,067)		80,567,095	4.1

	TOTAL PORTFOLIO (Cost $1,764,143,317)		2,053,997,514	103.8
	OTHER ASSETS & LIABILITIES, NET		(75,670,828)	(3.8)
	NET ASSETS		$1,978,326,686	100.0%

Abbreviation(s):

ETF – Exchange Traded Funds

SPDR – Standard and Poor’s Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $71,049,299.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	41

Summary portfolio of investments (unaudited)

Growth & Income Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
BANKS
3,921,932		Bank of America Corp	$57,103,330	1.2%
1,069,364		Citigroup, Inc	49,490,166	1.0
1,052,534		JPMorgan Chase & Co	66,520,149	1.4
1,219,202		Wells Fargo & Co	60,935,716	1.3
		Other	64,167,232	1.4
			298,216,593	6.3
CAPITAL GOODS
2,313,352	n	General Electric Co	71,135,574	1.5
533,105		Honeywell International, Inc	60,917,908	1.3
336,454	n	Illinois Tool Works, Inc	35,166,172	0.7
183,613		Northrop Grumman Corp	37,872,017	0.8
256,634		Raytheon Co	32,425,706	0.7
		Other	116,789,846	2.4
			354,307,223	7.4
COMMERCIAL & PROFESSIONAL SERVICES			27,006,466	0.6
CONSUMER DURABLES & APPAREL			149,073,196	3.1
CONSUMER SERVICES
279,511		McDonald’s Corp	35,355,346	0.7
		Other	58,206,297	1.3
			93,561,643	2.0
DIVERSIFIED FINANCIALS			83,043,254	1.7
ENERGY
297,448	*	Concho Resources, Inc	34,554,534	0.7
1,000,225	*,e	Continental Resources, Inc	37,268,383	0.8
548,906		EOG Resources, Inc	45,350,614	1.0
587,070		Occidental Petroleum Corp	44,998,916	0.9
195,523		Pioneer Natural Resources Co	32,476,370	0.7
		Other	144,551,411	3.0
			339,200,228	7.1
FOOD & STAPLES RETAILING			27,154,322	0.6
FOOD, BEVERAGE & TOBACCO
1,655,457		Coca-Cola Co	74,164,474	1.6
513,096		PepsiCo, Inc	52,828,364	1.1
671,871		Philip Morris International, Inc	65,923,982	1.4
		Other	194,053,525	4.0
			386,970,345	8.1
HEALTH CARE EQUIPMENT & SERVICES
319,348	*,n	Edwards Lifesciences Corp	33,917,951	0.7
601,833		Medtronic plc	47,635,082	1.0
243,313		Universal Health Services, Inc (Class B)	32,526,082	0.7
		Other	148,926,827	3.1
			263,005,942	5.5
HOUSEHOLD & PERSONAL PRODUCTS
621,669		Procter & Gamble Co	49,808,120	1.0
		Other	13,987,778	0.3
			63,795,898	1.3
				% of net
Shares		Company	Value	assets
INSURANCE
733,969		American International Group, Inc	$40,970,150	0.9%
374,000	*	Berkshire Hathaway, Inc (Class B)	54,409,520	1.1
408,180		Chubb Ltd	48,108,095	1.0
		Other	43,615,163	0.9
			187,102,928	3.9
MATERIALS
942,379		Dow Chemical Co	49,578,559	1.0
338,650	n	PPG Industries, Inc	37,383,574	0.8
		Other	62,128,865	1.3
			149,090,998	3.1
MEDIA
630,690		Comcast Corp (Class A)	38,320,724	0.8
465,921		Walt Disney Co	48,111,003	1.0
		Other	95,016,853	2.0
			181,448,580	3.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
840,901		AbbVie, Inc	51,294,961	1.1
189,860	*,n	Allergan plc	41,116,082	0.9
336,242		Amgen, Inc	53,227,109	1.1
825,883		Bristol-Myers Squibb Co	59,612,235	1.2
632,897		Eli Lilly & Co	47,802,711	1.0
484,692		Gilead Sciences, Inc	42,754,681	0.9
2,079,861		Pfizer, Inc	68,032,253	1.4
		Other	112,784,747	2.4
			476,624,779	10.0
RETAILING
119,971	*	Amazon.com, Inc	79,131,672	1.7
654,827		Home Depot, Inc	87,674,787	1.8
		Other	153,656,756	3.2
			320,463,215	6.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			157,176,567	3.3
SOFTWARE & SERVICES
203,673	*	Alphabet, Inc (Class C)	141,147,426	2.9
775,178	*,n	Facebook, Inc	91,145,429	1.9
2,368,513		Microsoft Corp	118,117,743	2.5
857,246		Oracle Corp	34,169,825	0.7
608,832	*	Salesforce.com, Inc	46,149,466	1.0
751,609		Visa, Inc (Class A)	58,054,279	1.2
		Other	198,035,685	4.1
			686,819,853	14.3
TECHNOLOGY HARDWARE & EQUIPMENT
1,491,705	n	Apple, Inc	139,832,427	2.9
2,180,664		Cisco Systems, Inc	59,946,453	1.2
		Other	25,735,187	0.5
			225,514,067	4.6
TELECOMMUNICATION SERVICES
978,064		Verizon Communications, Inc	49,822,580	1.0
		Other	51,644,110	1.1
			101,466,690	2.1

42	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ■  April 30, 2016

			% of net
Shares	Company	Value	assets
TRANSPORTATION
442,232	United Parcel Service, Inc (Class B)	$46,465,316	1.0%
	Other	45,698,523	0.9
		92,163,839	1.9
UTILITIES
339,870	NextEra Energy, Inc	39,961,915	0.8
	Other	65,266,634	1.4
		105,228,549	2.2
	TOTAL COMMON STOCKS (Cost $3,865,838,952)	4,768,435,175	99.6
PURCHASED OPTIONS
CAPITAL GOODS		11,400	0.0
CONSUMER SERVICES		21,900	0.0
HEALTH CARE EQUIPMENT & SERVICES		13,350	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		5,850	0.0
SOFTWARE & SERVICES		6,400	0.0
TRANSPORTATION		1,800	0.0
	TOTAL PURCHASED OPTIONS (Cost $212,256)	60,700	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		11,600,000	0.2
TREASURY DEBT		15,048,405	0.3
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
98,081,654	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$98,081,654	2.1%
			98,081,654	2.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $124,729,765)		124,730,059	2.6
	TOTAL PORTFOLIO (Cost $3,990,780,973)		4,893,225,934	102.2
	OTHER ASSETS & LIABILITIES, NET		(107,226,030)	(2.2)
	NET ASSETS		$4,785,999,904	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,211,249.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $20,686,996 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	43

Summary portfolio of investments (unaudited)

Large-Cap Growth Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
597,275		Delphi Automotive plc	$43,977,358	1.2%
		Other	6,839,270	0.2
			50,816,628	1.4
CAPITAL GOODS
313,955		Honeywell International, Inc	35,875,638	1.0
292,212		Northrop Grumman Corp	60,271,647	1.7
239,445		Raytheon Co	30,253,876	0.9
188,190		Roper Industries, Inc	33,138,377	0.9
		Other	40,104,652	1.1
			199,644,190	5.6
COMMERCIAL & PROFESSIONAL SERVICES
1,323,277		Nielsen NV	68,995,663	2.0
585,456	*	Verisk Analytics, Inc	45,419,676	1.3
			114,415,339	3.3
CONSUMER DURABLES & APPAREL			37,819,478	1.1
CONSUMER SERVICES
59,252	*	Chipotle Mexican Grill, Inc (Class A)	24,943,314	0.7
1,354,429	*	Norwegian Cruise Line Holdings Ltd	66,218,034	1.9
1,495,408		Starbucks Corp	84,086,792	2.4
		Other	30,001,848	0.8
			205,249,988	5.8
DIVERSIFIED FINANCIALS
237,074	*	S&P Global, Inc	25,331,357	0.7
		Other	29,345,074	0.8
			54,676,431	1.5
ENERGY			31,202,029	0.9
FOOD, BEVERAGE & TOBACCO
404,196		Molson Coors Brewing Co (Class B)	38,653,264	1.1
394,895	*	Monster Beverage Corp	56,951,757	1.6
		Other	17,020,582	0.5
			112,625,603	3.2
HEALTH CARE EQUIPMENT & SERVICES
1,145,487	*	Cerner Corp	64,307,640	1.8
117,887	*	Intuitive Surgical, Inc	73,839,701	2.1
			138,147,341	3.9
HOUSEHOLD & PERSONAL PRODUCTS
610,567		Estee Lauder Cos (Class A)	58,535,058	1.6
			58,535,058	1.6
MATERIALS
767,206		Monsanto Co	71,871,858	2.0
367,581		PPG Industries, Inc	40,577,267	1.2
		Other	24,398,365	0.7
			136,847,490	3.9
				% of net
Shares		Company	Value	assets
MEDIA
1,160,076		Comcast Corp (Class A)	$70,486,218	2.0%
474,092		Time Warner, Inc	35,623,273	1.0
517,289		Walt Disney Co	53,415,262	1.5
		Other	18,476,186	0.5
			178,000,939	5.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
325,128	*	Alexion Pharmaceuticals, Inc	45,283,828	1.3
902,676		Bristol-Myers Squibb Co	65,155,154	1.8
1,055,060	*	Celgene Corp	109,103,755	3.1
369,618		Gilead Sciences, Inc	32,604,004	0.9
571,367		Teva Pharmaceutical Industries Ltd (ADR)	31,110,933	0.9
334,201		Thermo Electron Corp	48,208,494	1.4
804,700		Zoetis Inc	37,845,041	1.0
		Other	63,475,395	1.8
			432,786,604	12.2
RETAILING
261,281	*	Amazon.com, Inc	172,338,335	4.9
396,655		Expedia, Inc	45,920,749	1.3
518,879		Home Depot, Inc	69,472,709	1.9
466,127		Lowe’s Companies, Inc	35,434,975	1.0
		Other	27,895,035	0.8
			351,061,803	9.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
874,814	e	ARM Holdings plc (ADR)	36,033,588	1.0
227,793		Broadcom Ltd	33,200,830	0.9
		Other	5,434,468	0.2
			74,668,886	2.1
SOFTWARE & SERVICES
1,067,305		Activision Blizzard, Inc	36,790,003	1.0
1,265,972	*	Adobe Systems, Inc	119,279,882	3.4
112,203	*	Alphabet, Inc (Class A)	79,426,260	2.2
184,677	*	Alphabet, Inc (Class C)	127,983,008	3.6
352,881		Automatic Data Processing, Inc	31,208,796	0.9
977,100	*	Facebook, Inc	114,887,418	3.2
1,317,676		Intuit, Inc	132,940,332	3.8
1,123,692		Mastercard, Inc (Class A)	108,986,887	3.1
1,032,945		Microsoft Corp	51,512,967	1.5
523,471	*	Red Hat, Inc	38,407,067	1.1
978,418	*	Salesforce.com, Inc	74,164,084	2.1
1,366,396		Visa, Inc (Class A)	105,540,427	3.0
961,546	*	Yahoo!, Inc	35,192,584	1.0
		Other	76,259,951	2.1
			1,132,579,666	32.0
TECHNOLOGY HARDWARE & EQUIPMENT
1,220,863		Apple, Inc	114,443,698	3.2
			114,443,698	3.2
TELECOMMUNICATION SERVICES
744,323	*	Level 3 Communications, Inc	38,898,320	1.1
			38,898,320	1.1

44	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
TRANSPORTATION
309,721		Union Pacific Corp	$27,016,963	0.8%
		Other	11,605,511	0.3
			38,622,474	1.1
	TOTAL COMMON STOCKS (Cost $2,708,857,659)		3,501,041,965	98.8

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			22,050,000	0.6
TREASURY DEBT			17,048,192	0.5

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
14,176,768	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	14,176,768	0.4
			14,176,768	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,274,592)		53,274,960	1.5
	TOTAL PORTFOLIO (Cost $2,762,132,251)		3,554,316,925	100.3
	OTHER ASSETS & LIABILITIES, NET		(11,502,858)	(0.3)
	NET ASSETS		$3,542,814,067	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,690,899.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/2016, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $ 2,801,266 or 0.1% of net assets. Such securities are deemed liquid and may be resold in transaction exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	45

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$24,763,773	0.4%
BANKS
9,398,440		Bank of America Corp	136,841,286	2.4
1,596,332		Citigroup, Inc	73,878,245	1.3
1,254,980		JPMorgan Chase & Co	79,314,736	1.4
2,931,955		Wells Fargo & Co	146,539,111	2.6
		Other	152,380,275	2.7
			588,953,653	10.4
CAPITAL GOODS
3,055,755		General Electric Co	93,964,466	1.7
384,719		L-3 Communications Holdings, Inc	50,602,090	0.9
1,179,622		Triumph Group, Inc	42,678,724	0.7
		Other	240,094,525	4.3
			427,339,805	7.6
CONSUMER DURABLES & APPAREL
1,619,235		Mattel, Inc	50,342,016	0.9
		Other	76,905,337	1.4
			127,247,353	2.3
CONSUMER SERVICES
1,122,201		ARAMARK Holdings Corp	37,604,956	0.7
953,084		Restaurant Brands International, Inc	41,230,414	0.7
		Other	103,289,914	1.8
			182,125,284	3.2
DIVERSIFIED FINANCIALS
552,666		Goldman Sachs Group, Inc	90,698,017	1.6
3,462,935	*	Synchrony Financial	105,861,923	1.9
		Other	137,804,584	2.5
			334,364,524	6.0
ENERGY
1,068,208		Apache Corp	58,110,515	1.0
767,373		Baker Hughes, Inc	37,110,158	0.7
1,088,392		Chevron Corp	111,211,895	2.0
514,275		EOG Resources, Inc	42,489,400	0.8
1,109,690		Exxon Mobil Corp	98,096,596	1.7
1,872,369	*,e	Matador Resources Co	40,349,552	0.7
791,103		Schlumberger Ltd	63,557,215	1.1
		Other	369,783,140	6.6
			820,708,471	14.6
FOOD & STAPLES RETAILING
599,100		Wal-Mart Stores, Inc	40,061,817	0.7
		Other	12,633,585	0.2
			52,695,402	0.9
FOOD, BEVERAGE & TOBACCO
1,089,197		ConAgra Foods, Inc	48,534,618	0.9
655,426		Philip Morris International, Inc	64,310,399	1.1
1,511,739		Pinnacle Foods, Inc	64,384,964	1.2
		Other	55,329,709	1.0
			232,559,690	4.2
				% of net
Shares		Company	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
1,897,540		Abbott Laboratories	$73,814,306	1.3%
2,202,099	*	Boston Scientific Corp	48,270,010	0.9
349,543		Zimmer Holdings, Inc	40,466,593	0.7
		Other	99,424,513	1.8
			261,975,422	4.7
HOUSEHOLD & PERSONAL PRODUCTS
1,628,287		Procter & Gamble Co	130,458,354	2.3
			130,458,354	2.3
INSURANCE
817,558		American International Group, Inc	45,636,088	0.8
410,296	*	Berkshire Hathaway, Inc (Class B)	59,689,862	1.1
341,156		Chubb Ltd	40,208,646	0.7
1,019,455		MetLife, Inc	45,977,420	0.8
907,703		Principal Financial Group	38,740,764	0.7
		Other	155,015,354	2.8
			385,268,134	6.9
MATERIALS
5,269,817	*	Louisiana-Pacific Corp	89,586,889	1.6
		Other	191,840,768	3.4
			281,427,657	5.0
MEDIA			39,286,118	0.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,139,096		Agilent Technologies, Inc	46,611,808	0.8
226,348	*	Allergan plc	49,017,923	0.9
765,147		Johnson & Johnson	85,757,676	1.5
1,089,919		Merck & Co, Inc	59,771,158	1.1
3,114,140		Pfizer, Inc	101,863,519	1.8
		Other	40,476,855	0.7
			383,498,939	6.8
REAL ESTATE			78,121,418	1.4
RETAILING			49,905,249	0.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,011,616		Intel Corp	60,911,733	1.1
		Other	177,292,912	3.1
			238,204,645	4.2
SOFTWARE & SERVICES
1,307,938		Microsoft Corp	65,226,868	1.2
1,349,050		Oracle Corp	53,773,133	1.0
1,637,476	*	Yahoo!, Inc	59,931,621	1.1
		Other	88,609,119	1.6
			267,540,741	4.9
TECHNOLOGY HARDWARE & EQUIPMENT
3,354,083		Cisco Systems, Inc	92,203,742	1.6
		Other	120,321,291	2.1
			212,525,033	3.7

46	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
1,981,528		AT&T, Inc	$76,922,917	1.3%
842,330	*	Level 3 Communications, Inc	44,020,166	0.8
1,299,568		Telephone & Data Systems, Inc	38,428,226	0.7
			159,371,309	2.8
TRANSPORTATION			61,829,299	1.1
UTILITIES
592,119		NextEra Energy, Inc	69,621,352	1.2
1,081,864		Xcel Energy, Inc	43,307,016	0.8
		Other	137,887,833	2.5
			250,816,201	4.5
	TOTAL COMMON STOCKS (Cost $4,950,224,153)		5,590,986,474	99.5

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$47,600,000		0.245%, 05/25/16	47,592,384	0.9
		Other	25,750,000	0.5
			73,342,384	1.4
TREASURY DEBT			1,599,933	0.0
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
108,716,235	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$108,716,235	1.9%
			108,716,235	1.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $183,658,218)		183,658,552	3.3
	TOTAL PORTFOLIO (Cost $5,133,882,371)		5,774,645,026	102.8
	OTHER ASSETS & LIABILITIES, NET		(155,735,713)	(2.8)
	NET ASSETS		$5,618,909,313	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $105,378,764.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	47

Summary portfolio of investments (unaudited)

Mid-Cap Growth Fund  ■  April 30, 2016

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
276,078		Delphi Automotive plc	$20,327,623	1.3%
			20,327,623	1.3
BANKS
141,273	*	Signature Bank	19,471,657	1.2
		Other	21,072,949	1.3
			40,544,606	2.5
CAPITAL GOODS
62,749		Acuity Brands, Inc	15,303,854	1.0
447,672		Ametek, Inc	21,528,547	1.4
547,304		Masco Corp	16,807,706	1.0
165,216	*	Middleby Corp	18,114,282	1.1
99,823		Roper Industries, Inc	17,577,832	1.1
74,531	*	TransDigm Group, Inc	16,983,379	1.1
673,926	*	USG Corp	18,202,741	1.2
		Other	40,374,422	2.6
			164,892,763	10.5
COMMERCIAL & PROFESSIONAL SERVICES
329,467		Nielsen NV	17,178,410	1.1
200,166	*	Verisk Analytics, Inc	15,528,878	1.0
		Other	19,007,948	1.2
			51,715,236	3.3
CONSUMER DURABLES & APPAREL
497,692		DR Horton, Inc	14,960,621	1.0
		Other	52,153,901	3.3
			67,114,522	4.3
CONSUMER SERVICES
459,000		ARAMARK Holdings Corp	15,381,090	1.0
34,688	*	Chipotle Mexican Grill, Inc (Class A)	14,602,607	0.9
360,969	*	Norwegian Cruise Line Holdings Ltd	17,647,775	1.1
366,900		Restaurant Brands International, Inc	15,872,094	1.0
		Other	22,015,853	1.4
			85,519,419	5.4
DIVERSIFIED FINANCIALS
675,249	e	iShares Russell Midcap Growth Index Fund	62,149,918	4.0
		Other	34,589,561	2.2
			96,739,479	6.2
ENERGY			11,727,347	0.8
FOOD, BEVERAGE & TOBACCO
172,713		Constellation Brands, Inc (Class A)	26,953,591	1.7
111,660	*	Monster Beverage Corp	16,103,605	1.0
395,569	*	WhiteWave Foods Co (Class A)	15,905,830	1.0
		Other	24,546,193	1.6
			83,509,219	5.3
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
278,645	*	Acadia Healthcare Co, Inc	$17,607,578	1.1%
312,337	*	Cerner Corp	17,534,599	1.1
208,534	*	Edwards Lifesciences Corp	22,148,396	1.4
93,167	*	Henry Schein, Inc	15,717,273	1.0
37,077	*	Intuitive Surgical, Inc	23,223,550	1.5
216,017	*	MEDNAX, Inc	15,399,852	1.0
		Other	55,287,381	3.5
			166,918,629	10.6
MATERIALS
224,864		Avery Dennison Corp	16,327,375	1.0
53,038		Sherwin-Williams Co	15,238,348	1.0
		Other	53,831,268	3.4
			85,396,991	5.4
MEDIA
719,463		Interpublic Group of Cos, Inc	16,504,481	1.1
		Other	16,078,357	1.0
			32,582,838	2.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
469,369		Zoetis Inc	22,074,424	1.4
		Other	35,066,803	2.3
			57,141,227	3.7
REAL ESTATE
266,605		Crown Castle International Corp	23,162,642	1.5
74,111		Equinix, Inc	24,482,569	1.6
		Other	9,621,187	0.6
			57,266,398	3.7
RETAILING
27,220	*	AutoZone, Inc	20,829,560	1.3
180,915		Dollar General Corp	14,818,748	0.9
308,223	*	Dollar Tree, Inc	24,568,455	1.6
152,571		Expedia, Inc	17,663,145	1.1
88,528	*	O’Reilly Automotive, Inc	23,254,535	1.5
320,278		Ross Stores, Inc	18,185,385	1.1
171,563		Signet Jewelers Ltd	18,624,879	1.2
230,329		Tractor Supply Co	21,802,943	1.4
		Other	26,160,025	1.7
			185,907,675	11.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
834,334		Applied Materials, Inc	17,078,817	1.1
195,346		Lam Research Corp	14,924,434	1.0
		Other	43,118,204	2.7
			75,121,455	4.8
SOFTWARE & SERVICES
75,811	*	Alliance Data Systems Corp	15,413,134	1.0
272,267	*	Electronic Arts, Inc	16,839,714	1.0
131,008	*	FleetCor Technologies, Inc	20,264,318	1.3
233,624		Intuit, Inc	23,570,325	1.5
		Other	134,956,131	8.6
			211,043,622	13.4

48	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Growth Fund  ■  April 30, 2016

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT		$7,266,352	0.5%
TRANSPORTATION
644,634	Southwest Airlines Co	28,757,123	1.8
345,840	* United Continental Holdings, Inc	15,842,930	1.0
		44,600,053	2.8
	TOTAL COMMON STOCKS (Cost $1,386,162,837)	1,545,335,454	98.4
PURCHASED OPTIONS
BANKS		604,000	0.0
SOFTWARE & SERVICES		64,000	0.0
	TOTAL PURCHASED OPTIONS (Cost $756,900)	668,000	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$18,600,000	0.200%, 05/02/16	18,599,999	1.2
		18,599,999	1.2
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
63,759,243	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$63,759,243	4.0%
			63,759,243	4.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $82,359,139)		82,359,242	5.2
	TOTAL PORTFOLIO (Cost $1,469,278,876)		1,628,362,696	103.6
	OTHER ASSETS & LIABILITIES, NET		(57,079,265)	(3.6)
	NET ASSETS		$1,571,283,431	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $61,991,814.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	49

Summary portfolio of investments (unaudited)

Mid-Cap Value Fund  ■  April 30, 2016

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$51,811,711	1.0%
BANKS
785,709		SunTrust Banks, Inc	32,795,494	0.7
		Other	303,322,742	5.9
			336,118,236	6.6
CAPITAL GOODS
246,326		L-3 Communications Holdings, Inc	32,399,259	0.6
1,530,000		Textron, Inc	59,180,400	1.2
		Other	254,393,231	5.0
			345,972,890	6.8
COMMERCIAL & PROFESSIONAL SERVICES
807,374		Republic Services, Inc	38,003,094	0.7
		Other	8,072,059	0.2
			46,075,153	0.9
CONSUMER DURABLES & APPAREL
1,040,000		Mattel, Inc	32,333,600	0.7
764,569		Newell Rubbermaid, Inc	34,818,472	0.7
		Other	66,092,255	1.3
			133,244,327	2.7
CONSUMER SERVICES			48,147,477	0.9
DIVERSIFIED FINANCIALS
490,000		Ameriprise Financial, Inc	46,991,000	0.9
1,210,699	*	E*TRADE Financial Corp	30,485,401	0.5
1,838,491	*	Synchrony Financial	56,202,670	1.2
		Other	30,634,742	0.6
			164,313,813	3.2
ENERGY
320,000		Cimarex Energy Co	34,841,600	0.7
284,457	*	Concho Resources, Inc	33,045,370	0.7
1,325,000		Hess Corp	78,996,500	1.5
385,000		Pioneer Natural Resources Co	63,948,500	1.2
		Other	350,629,197	6.9
			561,461,167	11.0
FOOD & STAPLES RETAILING			16,905,000	0.3
FOOD, BEVERAGE & TOBACCO
1,000,000		Bunge Ltd	62,500,000	1.2
1,010,000		ConAgra Foods, Inc	45,005,600	0.9
436,668		Molson Coors Brewing Co (Class B)	41,758,561	0.8
730,000		Tyson Foods, Inc (Class A)	48,048,600	0.9
		Other	93,685,769	1.9
			290,998,530	5.7
HEALTH CARE EQUIPMENT & SERVICES
2,180,000	*	Boston Scientific Corp	47,785,600	1.0
234,537		Universal Health Services, Inc (Class B)	31,352,906	0.6
		Other	56,270,981	1.1
			135,409,487	2.7
Shares		Company	Value	% of net assets
INSURANCE
303,015		Aon plc	$31,852,937	0.6%
293,179		Chubb Ltd	34,554,077	0.7
1,217,755		Hartford Financial Services Group, Inc	54,043,967	1.0
568,284		Marsh & McLennan Cos, Inc	35,887,135	0.7
654,900		Validus Holdings Ltd	30,184,341	0.6
1,202,883		XL Capital Ltd	39,370,360	0.8
		Other	168,302,584	3.3
			394,195,401	7.7
MATERIALS
1,100,000		Albemarle Corp	72,776,000	1.4
2,510,000	*	Louisiana-Pacific Corp	42,670,000	0.8
570,820	*	WR Grace & Co	43,770,478	0.9
		Other	219,010,220	4.3
			378,226,698	7.4
MEDIA
1,336,262		Interpublic Group of Cos, Inc	30,653,850	0.6
		Other	52,779,710	1.0
			83,433,560	1.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,040,000		Agilent Technologies, Inc	42,556,800	0.8
		Other	81,026,642	1.6
			123,583,442	2.4
REAL ESTATE
249,021		AvalonBay Communities, Inc	44,024,423	0.9
757,540		Prologis, Inc	34,399,891	0.7
690,000		Ventas, Inc	42,862,800	0.8
		Other	394,714,627	7.7
			516,001,741	10.1
RETAILING
545,000		TJX Companies, Inc	41,321,900	0.8
		Other	119,253,438	2.4
			160,575,338	3.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
462,982		Lam Research Corp	35,371,825	0.7
740,000		Xilinx, Inc	31,879,200	0.6
		Other	59,124,889	1.2
			126,375,914	2.5
SOFTWARE & SERVICES
998,134		CA, Inc	29,604,655	0.6
		Other	74,523,708	1.4
			104,128,363	2.0
TECHNOLOGY HARDWARE & EQUIPMENT
747,075		TE Connectivity Ltd	44,436,021	0.9
770,000		Western Digital Corp	31,466,050	0.6
		Other	137,830,377	2.7
			213,732,448	4.2
TELECOMMUNICATION SERVICES
1,110,000	*	Level 3 Communications, Inc	58,008,600	1.1
		Other	25,511,849	0.5
			83,520,449	1.6

50	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Value Fund  ■  April 30, 2016

Shares	Company	Value	% of net assets
TRANSPORTATION		$95,642,071	1.9%
UTILITIES
417,453	American Water Works Co, Inc	30,373,880	0.6
445,000	DTE Energy Co	39,676,200	0.8
718,342	Edison International	50,793,963	1.0
510,000	PG&E Corp	29,682,000	0.6
1,082,301	PPL Corp	40,737,810	0.8
833,276	Public Service Enterprise Group, Inc	38,439,022	0.8
616,290	Sempra Energy	63,693,571	1.2
826,000	Xcel Energy, Inc	33,064,780	0.6
	Other	336,568,725	6.6
		663,029,951	13.0
	TOTAL COMMON STOCKS (Cost $4,122,262,827)	5,072,903,167	99.4
PURCHASED OPTION
TECHNOLOGY HARDWARE & EQUIPMENT		983,250	0.0
	TOTAL PURCHASED OPTION (Cost $1,384,025)	983,250	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT
	United States Treasury Bill
$50,000,000	0.235%, 08/11/16	49,965,700	1.0
	Other	16,449,588	0.3
		66,415,288	1.3
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
135,686,513	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$135,686,513	2.6%
			135,686,513	2.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $202,102,627)		202,101,801	3.9
	TOTAL PORTFOLIO (Cost $4,325,749,479)		5,275,988,218	103.3
	OTHER ASSETS & LIABILITIES, NET		(170,660,394)	(3.3)
	NET ASSETS		$5,105,327,824	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities on loan is $126,538,617.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	51

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ■  April 30, 2016

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
317,944	*	Tenneco, Inc	$16,946,415	0.6%
		Other	17,897,687	0.6
			34,844,102	1.2
BANKS
422,896		BankUnited	14,589,912	0.5
1,284,248		Fulton Financial Corp	17,966,629	0.6
614,670		Great Western Bancorp, Inc	19,374,398	0.7
286,040		IBERIABANK Corp	16,873,500	0.6
515,947		PrivateBancorp, Inc	21,468,555	0.8
788,630		Provident Financial Services, Inc	15,756,827	0.6
635,870	*	Western Alliance Bancorp	23,260,125	0.8
		Other	164,258,295	5.7
			293,548,241	10.3
CAPITAL GOODS
367,180	*	Beacon Roofing Supply, Inc	15,689,601	0.5
372,766		EMCOR Group, Inc	18,071,696	0.6
270,831		John Bean Technologies Corp	14,121,128	0.5
		Other	175,103,718	6.1
			222,986,143	7.7
COMMERCIAL & PROFESSIONAL SERVICES			78,689,841	2.8
CONSUMER DURABLES & APPAREL
160,650		Pool Corp	14,042,417	0.5
1,212,470	*	TRI Pointe Homes, Inc	14,064,652	0.5
		Other	73,055,882	2.6
			101,162,951	3.6
CONSUMER SERVICES
347,201	*	Grand Canyon Education, Inc	15,183,100	0.5
170,380		l Vail Resorts, Inc	22,088,063	0.8
		Other	71,125,853	2.5
			108,397,016	3.8
DIVERSIFIED FINANCIALS			30,291,956	1.1
ENERGY
3,220,320	*,e	McDermott International, Inc	14,620,253	0.5
		Other	100,530,268	3.5
			115,150,521	4.0
FOOD, BEVERAGE & TOBACCO
1,047,770	*	Darling International, Inc	15,182,187	0.5
		Other	53,195,926	1.9
			68,378,113	2.4
HEALTH CARE EQUIPMENT & SERVICES
149,420	*	Abiomed, Inc	14,514,659	0.5
175,173	*	ICU Medical, Inc	17,401,686	0.6
277,820	*	NuVasive, Inc	14,707,791	0.5
200,593	*	WellCare Health Plans, Inc	18,051,364	0.6
		Other	111,425,080	3.9
			176,100,580	6.1
HOUSEHOLD & PERSONAL PRODUCTS			6,346,015	0.2
Shares		Company	Value	% of net assets
INSURANCE			$62,163,766	2.2%

MATERIALS
490,810	*	Chemtura	13,669,058	0.5
811,100	*	Louisiana-Pacific Corp	13,788,700	0.5
242,440		Minerals Technologies, Inc	14,522,156	0.5
		Other	107,759,401	3.7
			149,739,315	5.2
MEDIA			32,168,159	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
247,190	*	Parexel International Corp	15,103,309	0.5
		Other	201,302,527	7.1
			216,405,836	7.6
REAL ESTATE
225,310		Coresite Realty	16,882,478	0.6
1,720,312		Cousins Properties, Inc	17,805,229	0.6
711,174		CubeSmart	21,057,862	0.7
446,660		DCT Industrial Trust, Inc	18,031,664	0.6
460,110		DuPont Fabros Technology, Inc	18,321,580	0.7
271,480		Entertainment Properties Trust	17,885,103	0.6
678,750		First Industrial Realty Trust, Inc	15,570,525	0.6
190,044		Sovran Self Storage, Inc	20,186,474	0.7
1,274,832		Sunstone Hotel Investors, Inc	16,330,598	0.6
542,589		Urban Edge Properties	14,074,759	0.5
		Other	109,038,560	3.8
			285,184,832	10.0
RETAILING			109,815,461	3.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
494,100	*	Inphi Corp	14,659,947	0.5
		Other	89,888,456	3.1
			104,548,403	3.6
SOFTWARE & SERVICES
328,562	*	Manhattan Associates, Inc	19,891,143	0.7
550,779	*	Progress Software Corp	14,055,880	0.5
284,720		Science Applications International Corp	15,115,785	0.5
		Other	228,614,136	8.0
			277,676,944	9.7
TECHNOLOGY HARDWARE & EQUIPMENT
223,280		Belden CDT, Inc	14,097,899	0.5
644,244	*	Sanmina Corp	15,236,371	0.5
		Other	139,033,410	4.9
			168,367,680	5.9
TELECOMMUNICATION SERVICES			42,595,539	1.5
TRANSPORTATION
1,047,734	*	Air Transport Services Group, Inc	14,762,572	0.5
		Other	45,309,272	1.6
			60,071,844	2.1

52	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund ■ April 30, 2016

Shares		Company	Value	% of net assets
UTILITIES
275,090		Allete, Inc	$15,457,307	0.5%
472,623		Avista Corp	18,938,004	0.7
264,755		Black Hills Corp	16,041,505	0.6
513,300		South Jersey Industries, Inc	14,326,203	0.5
226,990		Southwest Gas Corp	14,733,921	0.5
		Other	17,506,354	0.6
			97,003,294	3.4
	TOTAL COMMON STOCKS (Cost $2,649,662,284)		2,841,636,552	99.3

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$29,200,000	d	0.200%, 05/02/16	29,200,000	1.0
19,700,000	d	0.245%, 05/25/16	19,696,848	0.7
			48,896,848	1.7
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
138,701,199	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$138,701,199	4.9%
			138,701,199	4.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $187,597,819)		187,598,047	6.6
	TOTAL PORTFOLIO (Cost $2,837,260,103)		3,029,234,599	105.9
	OTHER ASSETS & LIABILITIES, NET		(168,003,194)	(5.9)
	NET ASSETS		$2,861,231,405	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $132,598,985.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	53

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ■  April 30, 2016

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,288,424	Ford Motor Co	$17,471,029	0.7%
	Other	28,282,092	1.1
		45,753,121	1.8
BANKS
488,738	US Bancorp	20,864,225	0.8
	Other	81,297,018	3.0
		102,161,243	3.8
CAPITAL GOODS
150,000	3M Co	25,107,000	0.9
202,777	Danaher Corp	19,618,675	0.7
	Other	111,524,768	4.2
		156,250,443	5.8
COMMERCIAL & PROFESSIONAL SERVICES		24,070,314	0.9
CONSUMER DURABLES & APPAREL
350,244	Nike, Inc (Class B)	20,643,381	0.8
	Other	16,617,161	0.6
		37,260,542	1.4
CONSUMER SERVICES
208,766	McDonald’s Corp	26,406,811	1.0
396,244	Starbucks Corp	22,280,800	0.8
	Other	29,168,798	1.1
		77,856,409	2.9
DIVERSIFIED FINANCIALS
270,048	American Express Co	17,669,240	0.7
437,091	Bank of New York Mellon Corp	17,588,542	0.7
49,451	BlackRock, Inc	17,620,875	0.7
	Other	107,320,092	3.9
		160,198,749	6.0
ENERGY		181,812,782	6.8
FOOD & STAPLES RETAILING		28,882,382	1.1
FOOD, BEVERAGE & TOBACCO
239,031	Kraft Heinz Co	18,661,150	0.7
472,835	Mondelez International, Inc	20,312,992	0.8
302,329	PepsiCo, Inc	31,127,794	1.2
	Other	50,362,194	1.8
		120,464,130	4.5
HEALTH CARE EQUIPMENT & SERVICES
106,199	Becton Dickinson & Co	17,125,651	0.6
	Other	96,576,775	3.7
		113,702,426	4.3
HOUSEHOLD & PERSONAL PRODUCTS
263,164	Colgate-Palmolive Co	18,663,591	0.7
475,958	Procter & Gamble Co	38,133,755	1.4
	Other	10,854,291	0.4
		67,651,637	2.5
Shares		Company	Value	% of net assets
INSURANCE
310,396	*	Berkshire Hathaway, Inc (Class B)	$45,156,410	1.7%
157,312		Chubb Ltd	18,540,793	0.7
		Other	78,309,242	2.9
			142,006,445	5.3
MATERIALS			107,205,899	4.0
MEDIA
97,213		Time Warner Cable, Inc	20,619,849	0.8
249,678		Time Warner, Inc	18,760,805	0.7
335,366		Walt Disney Co	34,629,893	1.3
		Other	20,018,912	0.7
			94,029,459	3.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
166,755		Amgen, Inc	26,397,316	1.0
392,765		Bristol-Myers Squibb Co	28,349,778	1.1
179,391	*	Celgene Corp	18,550,823	0.7
292,643		Gilead Sciences, Inc	25,814,039	1.0
452,759		Johnson & Johnson	50,745,229	1.9
572,843		Merck & Co, Inc	31,414,710	1.2
131,438		Thermo Electron Corp	18,959,932	0.7
		Other	69,262,226	2.5
			269,494,053	10.1
REAL ESTATE
172,248		American Tower Corp	18,065,370	0.7
99,178		Simon Property Group, Inc	19,951,638	0.8
		Other	85,711,928	3.2
			123,728,936	4.7
RETAILING
280,474		Lowe’s Companies, Inc	21,321,634	0.8
		Other	66,617,174	2.5
			87,938,808	3.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
913,426		Intel Corp	27,658,540	1.0
370,613		Qualcomm, Inc	18,723,369	0.7
348,081		Texas Instruments, Inc	19,854,540	0.7
		Other	28,285,310	1.1
			94,521,759	3.5
SOFTWARE & SERVICES
189,040		Accenture plc	21,346,397	0.8
195,711	*	Adobe Systems, Inc	18,439,890	0.7
43,257	*	Alphabet, Inc (Class A)	30,620,765	1.1
44,203	*	Alphabet, Inc (Class C)	30,633,121	1.2
195,109		International Business Machines Corp	28,474,208	1.1
256,346		Mastercard, Inc (Class A)	24,862,999	0.9
700,563		Oracle Corp	27,924,441	1.0
245,074	*	Salesforce.com, Inc	18,576,609	0.7
471,643	*	Yahoo!, Inc	17,262,134	0.6
		Other	109,303,338	4.2
			327,443,902	12.3

54	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ■  April 30, 2016

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,064,563	Cisco Systems, Inc	$29,264,837	1.1%
662,685	EMC Corp	17,302,705	0.7
	Other	33,116,182	1.2
		79,683,724	3.0
TELECOMMUNICATION SERVICES
745,853	Verizon Communications, Inc	37,993,752	1.4
	Other	18,137,246	0.7
		56,130,998	2.1
TRANSPORTATION
205,552	United Parcel Service, Inc (Class B)	21,597,349	0.8
	Other	55,478,983	2.1
		77,076,332	2.9
UTILITIES
161,534	NextEra Energy, Inc	18,993,168	0.7
	Other	64,250,450	2.4
		83,243,618	3.1
	TOTAL COMMON STOCKS (Cost $2,071,764,982)	2,658,568,111	99.6
Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		$1,200,000	0.1%
TREASURY DEBT		6,591,777	0.2
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT		9,992,444	0.4
TREASURY DEBT
	United States Treasury Bill
$28,000,000	0.190%, 7/7/16	27,990,099	1.0
	United States Treasury Bill
27,000,000	0.315%–0.335%, 8/18/16	26,973,643	1.0
		54,963,742	2.0
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	64,956,186	2.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $72,745,923)	72,747,963	2.7
	TOTAL PORTFOLIO (Cost $2,144,510,905)	2,731,316,074	102.3
	OTHER ASSETS & LIABILITIES, NET	(62,372,734)	(2.3)
	NET ASSETS	$2,668,943,340	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities on loan is $73,075,158.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	55

Summary portfolio of investments (unaudited)

Social Choice Low Carbon Equity Fund  ■  April 30, 2016

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
25,924	Ford Motor Co	$351,529	0.7%
	Other	537,911	1.2
		889,440	1.9
BANKS
3,803	PNC Financial Services Group, Inc	333,827	0.7
9,112	US Bancorp	388,991	0.8
	Other	1,265,626	2.6
		1,988,444	4.1
CAPITAL GOODS
2,798	3M Co	468,329	1.0
4,340	Caterpillar, Inc	337,305	0.7
3,747	Danaher Corp	362,522	0.7
	Other	2,020,186	4.2
		3,188,342	6.6
COMMERCIAL & PROFESSIONAL SERVICES		555,864	1.2
CONSUMER DURABLES & APPAREL
6,957	Nike, Inc (Class B)	410,046	0.9
	Other	305,477	0.6
		715,523	1.5
CONSUMER SERVICES
3,775	McDonald’s Corp	477,500	1.0
7,446	Starbucks Corp	418,688	0.9
	Other	489,614	1.0
		1,385,802	2.9
DIVERSIFIED FINANCIALS
5,379	American Express Co	351,948	0.7
8,208	Bank of New York Mellon Corp	330,290	0.7
921	BlackRock, Inc	328,180	0.7
	Other	1,552,871	3.2
		2,563,289	5.3
ENERGY
6,011	Schlumberger Ltd	482,924	1.0
	Other	1,269,285	2.7
		1,752,209	3.7
FOOD & STAPLES RETAILING		413,369	0.9
FOOD, BEVERAGE & TOBACCO
4,298	Kraft Heinz Co	335,545	0.7
8,963	Mondelez International, Inc	385,050	0.8
5,527	PepsiCo, Inc	569,060	1.2
	Other	969,522	2.0
		2,259,177	4.7
HEALTH CARE EQUIPMENT & SERVICES		2,364,534	4.9
HOUSEHOLD & PERSONAL PRODUCTS
5,403	Colgate-Palmolive Co	383,181	0.8
8,873	Procter & Gamble Co	710,905	1.5
	Other	347,999	0.7
		1,442,085	3.0
Shares		Company	Value	% of net assets
INSURANCE
3,022		Chubb Ltd	$356,173	0.7%
3,976		Prudential Financial, Inc	308,697	0.7
2,816		Travelers Cos, Inc	309,478	0.7
		Other	1,255,611	2.6
			2,229,959	4.7
MATERIALS			1,888,845	3.9
MEDIA
1,753		Time Warner Cable, Inc	371,829	0.8
4,889		Time Warner, Inc	367,359	0.8
5,948		Walt Disney Co	614,190	1.2
		Other	391,920	0.8
			1,745,298	3.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,664		Amgen, Inc	421,711	0.9
7,013		Bristol-Myers Squibb Co	506,198	1.1
3,024	*	Celgene Corp	312,712	0.7
5,334		Gilead Sciences, Inc	470,512	1.0
8,134		Johnson & Johnson	911,659	1.9
10,366		Merck & Co, Inc	568,472	1.2
2,484		Thermo Electron Corp	358,317	0.7
		Other	934,313	1.9
			4,483,894	9.4
REAL ESTATE
1,841		Simon Property Group, Inc	370,354	0.8
		Other	1,957,037	4.1
			2,327,391	4.9
RETAILING
5,164		Lowe’s Companies, Inc	392,567	0.8
3,539	*	NetFlix, Inc	318,616	0.7
		Other	718,814	1.5
			1,429,997	3.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
17,806		Intel Corp	539,165	1.1
7,769		Qualcomm, Inc	392,490	0.8
		Other	648,557	1.4
			1,580,212	3.3
SOFTWARE & SERVICES
3,428		Accenture plc	387,090	0.8
3,578	*	Adobe Systems, Inc	337,119	0.7
794	*	Alphabet, Inc (Class A)	562,057	1.2
811	*	Alphabet, Inc (Class C)	562,031	1.2
3,555		International Business Machines Corp	518,817	1.1
4,593		Mastercard, Inc (Class A)	445,475	0.9
12,713		Oracle Corp	506,740	1.0
4,573	*	Salesforce.com, Inc	346,633	0.7
8,487	*	Yahoo!, Inc	310,624	0.6
		Other	2,336,063	4.9
			6,312,649	13.1

56	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Low Carbon Equity Fund  ■  April 30, 2016

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
19,364	Cisco Systems, Inc	$532,317	1.1%
13,220	EMC Corp	345,174	0.7
	Other	932,855	1.9
		1,810,346	3.7
TELECOMMUNICATION SERVICES
13,466	Verizon Communications, Inc	685,958	1.4
	Other	526,495	1.1
		1,212,453	2.5
TRANSPORTATION
4,574	Union Pacific Corp	398,990	0.8
3,762	United Parcel Service, Inc (Class B)	395,273	0.8
	Other	748,360	1.6
		1,542,623	3.2
UTILITIES		1,689,073	3.5
	TOTAL COMMON STOCKS (Cost $47,026,401)	47,770,818	99.5
	TOTAL PORTFOLIO (Cost $47,026,401)	47,770,818	99.5
	OTHER ASSETS & LIABILITIES, NET	223,124	0.5
	NET ASSETS	$47,993,942	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	57

Summary portfolio of investments (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2016

			% of net
Principal	Issuer	Value	assets
BONDS
CORPORATE BONDS
HONG KONG		$466,350	0.1%
	TOTAL CORPORATE BONDS (Cost $534,000)	466,350	0.1
	TOTAL BONDS (Cost $534,000)	466,350	0.1

Shares	Company
COMMON STOCKS
ARGENTINA		6,349,242	0.7
AUSTRALIA		4,822,419	0.5
AUSTRIA
197,166 *	Erste Bank der Oesterreichischen Sparkassen AG.	5,675,663	0.6
	Other	2,345,280	0.2
		8,020,943	0.8
BRAZIL
1,034,000	Banco Bradesco S.A. (Preference)	7,786,756	0.8
1,144,169	Banco Itau Holding Financeira S.A.	10,935,185	1.1
649,372	Cielo S.A.	6,325,205	0.7
2,150,500 *	Petroleo Brasileiro S.A.	8,297,488	0.9
	Other	35,877,651	3.6
		69,222,285	7.1
CHILE		14,848,135	1.5
CHINA
239,144 *	Alibaba Group Holding Ltd (ADR)	18,399,739	1.9
70,476 *	Baidu, Inc (ADR)	13,693,487	1.4
19,128,000	China Construction Bank	12,148,710	1.3
905,000	China Mobile Hong Kong Ltd	10,390,091	1.1
2,708,200 *	China Overseas Land & Investment Ltd	8,596,547	0.9
2,415,000	China Vanke Co Ltd	6,027,897	0.6
6,361,000	CNOOC Ltd	7,857,873	0.8
191,429 *	Ctrip.com International Ltd (ADR)	8,348,219	0.9
19,734,834	Industrial & Commercial Bank of China	10,566,047	1.1
267,993 *	JD.com, Inc (ADR)	6,849,901	0.7
2,254,500	Ping An Insurance Group Co of China Ltd	10,580,548	1.1
1,992,400	Tencent Holdings Ltd	40,541,976	4.2
	Other	42,799,345	4.3
		196,800,380	20.3
HONG KONG
1,226,600	AIA Group Ltd	7,340,711	0.8
1,565,000	Techtronic Industries Co	5,866,668	0.6
	Other	24,204,784	2.4
		37,412,163	3.8
HUNGARY
259,824	OTP Bank	6,884,577	0.7
		6,884,577	0.7
% of net
Shares	Company	Value	assets
INDIA
388,170	HDFC Bank Ltd	$6,594,576	0.7%
482,043	IndusInd Bank Ltd	7,607,583	0.8
478,039	Infosys Technologies Ltd	8,696,392	0.9
630,110	Reliance Industries Ltd	9,315,209	1.0
748,149	*	Sun Pharmaceutical Industries Ltd	9,136,416	0.9
1,020,884	*	Tata Motors Ltd	6,250,266	0.6
Other	54,934,293	5.7
102,534,735	10.6
INDONESIA
20,572,500	PT Telekomunikasi Indonesia Persero Tbk	5,519,455	0.6
Other	14,102,962	1.4
19,622,417	2.0
JAPAN	3,994,346	0.4
JORDAN	4,580,202	0.5
KOREA, REPUBLIC OF
615,457	Hanon Systems	5,540,736	0.6
156,601	Korea Electric Power Corp	8,506,371	0.9
31,081	LG Chem Ltd	8,062,227	0.8
13,566	LG Household & Health Care Ltd	11,944,422	1.2
37,281	POSCO	7,810,932	0.8
34,770	Samsung Electronics Co Ltd	37,893,412	3.9
76,096	Woongjin Coway Co Ltd	6,588,217	0.7
Other	71,199,547	7.3
157,545,864	16.2
LUXEMBOURG	2,228,111	0.2
MALAYSIA	5,270,640	0.5
MEXICO
817,600	Fomento Economico Mexicano S.A. de C.V.	7,607,327	0.8
1,350,480	Grupo Financiero Banorte S.A. de C.V.	7,666,612	0.8
2,604,000	Grupo Mexico S.A. de C.V. (Series B)	6,623,270	0.7
2,123,246	e	Unifin Financiera SAPI de C.V. SOFOM ENR	6,259,415	0.7
Other	40,612,419	4.1
68,769,043	7.1
NETHERLANDS
1,410,382	Steinhoff International Holdings NV	8,822,688	0.9
8,822,688	0.9
PAKISTAN	7,094,661	0.7
PERU	4,983,398	0.5
PHILIPPINES	28,105,515	2.9
POLAND	4,939,473	0.5
RUSSIA
160,325	LUKOIL PJSC (ADR)	6,831,064	0.7
86,248	NovaTek OAO (GDR)	8,323,352	0.9
1,076,156	Sberbank of Russian Federation (ADR)	8,652,432	0.9
Other	10,352,859	1.0
34,159,707	3.5
SINGAPORE	6,937,240	0.7

58	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Fund ■ April 30, 2016

			% of net
Shares	Company	Value	assets
SOUTH AFRICA
467,113	AngloGold Ashanti Ltd	$7,593,521	0.8%
177,903	Naspers Ltd (N Shares)	24,481,462	2.5
	Other	5,214,678	0.5
		37,289,661	3.8
TAIWAN
6,467,000	Advanced Semiconductor Engineering, Inc	6,222,774	0.6
2,382,700	* Hon Hai Precision Industry Co, Ltd	5,675,742	0.6
1,715,636	Hota Industrial Manufacturing Co Ltd	8,208,565	0.9
7,463,000	Taiwan Semiconductor Manufacturing Co Ltd	34,287,768	3.5
	Other	4,746,677	0.5
		59,141,526	6.1
THAILAND
5,292,131	Minor International PCL (ADR)	5,632,430	0.6
	Other	14,547,266	1.5
		20,179,696	2.1
TURKEY		19,336,701	2.0
UNITED ARAB EMIRATES		10,331,050	1.1
UNITED KINGDOM		5,422,763	0.6
UNITED STATES		11,124,690	1.2
VIETNAM		2,762,721	0.3
	TOTAL COMMON STOCKS (Cost $921,518,566)	969,536,992	99.8
PREFERRED STOCKS
PHILIPPINES		3,672	0.0
	TOTAL PREFERRED STOCKS (Cost $4,057)	3,672	0.0
RIGHTS / WARRANTS
THAILAND		30,643	0.0
	TOTAL RIGHTS / WARRANTS (Cost $0)	30,643	0.0
				% of net
Shares		Company	Value	assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
26,187,859	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$26,187,859	2.7%
			26,187,859	2.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,187,859)		26,187,859	2.7
	TOTAL PORTFOLIO (Cost $948,244,482)		996,225,516	102.6
	OTHER ASSETS & LIABILITIES, NET		(25,229,737)	(2.6)
	NET ASSETS		$970,995,779	100.0%

Abbreviation(s):

ADR – American Depositary Receipt
GDR – Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,207,645.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/2016, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $2,622,810 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	59

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2016

		% of net
Sector	Value	assets
FINANCIALS	$242,905,256	25.0%
INFORMATION TECHNOLOGY	202,416,547	20.9
CONSUMER DISCRETIONARY	153,482,933	15.8
CONSUMER STAPLES	87,983,298	9.1
MATERIALS	74,294,648	7.7
ENERGY	69,338,466	7.1
INDUSTRIALS	56,530,306	5.8
HEALTH CARE	42,031,344	4.3
UTILITIES	25,145,313	2.6
TELECOMMUNICATION SERVICES	15,909,546	1.6
SHORT-TERM INVESTMENTS	26,187,859	2.7
OTHER ASSETS & LIABILITIES, NET	(25,229,737)	(2.6)
NET ASSETS	$970,995,779	100.0%

60	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Enhanced International Equity Index Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUSTRALIA
772,121		Amcor Ltd	$9,002,070	0.7%
884,853		Australia & New Zealand Banking Group Ltd	16,219,287	1.2
3,122,861		Scentre Group	11,084,655	0.8
		Other	57,652,434	4.4
			93,958,446	7.1
BELGIUM
97,136		Solvay S.A.	9,840,912	0.7
		Other	10,310,309	0.8
			20,151,221	1.5
CHINA			2,378,853	0.2
DENMARK
170,753		Vestas Wind Systems AS	12,222,848	0.9
		Other	13,329,095	1.0
			25,551,943	1.9
FINLAND			17,766,209	1.4
FRANCE
107,096		Atos Origin S.A.	9,532,256	0.7
627,051		AXA S.A.	15,832,787	1.2
127,159		Cap Gemini S.A.	11,869,365	0.9
226,771	e	Sanofi-Aventis	18,691,956	1.4
314,477		Total S.A.	15,893,918	1.2
79,382		Valeo S.A.	12,591,489	1.0
199,266	e	Vinci S.A.	14,882,838	1.1
		Other	34,003,427	2.6
			133,298,036	10.1
GERMANY
110,638		Allianz AG.	18,822,606	1.4
45,645		Continental AG.	10,051,642	0.8
237,276		Daimler AG. (Registered)	16,532,594	1.3
94,834		Siemens AG.	9,924,210	0.8
		Other	67,661,298	5.0
			122,992,350	9.3
HONG KONG			44,143,610	3.3
IRELAND			7,027,045	0.5
ISRAEL			8,613,552	0.7
ITALY
4,798,444		Banca Intesa S.p.A.	13,338,714	1.0
2,040,264		Enel S.p.A.	9,272,646	0.7
		Other	9,989,229	0.8
			32,600,589	2.5
JAPAN
537,000		Daiichi Sankyo Co Ltd	12,655,684	1.0
252,200		Japan Airlines Co Ltd	9,077,761	0.7
232,100		Japan Tobacco, Inc	9,483,123	0.7
231,800		Nippon Telegraph & Telephone Corp	10,373,122	0.8
1,274,100		Nissan Motor Co Ltd	11,306,392	0.8
2,107,700		Nomura Holdings, Inc	8,955,114	0.7
1,455,000		Taisei Corp	9,931,154	0.8
162,300		Tokyo Electron Ltd	10,726,762	0.8
				% of net
Shares		Company	Value	assets
JAPAN–continued
473,200		Toyota Motor Corp	$23,986,368	1.8%
		Other	185,079,245	14.0
			291,574,725	22.1
LUXEMBOURG			5,097,781	0.4
NETHERLANDS
571,685	*	Koninklijke Ahold NV	12,448,002	0.9
426,724		Royal Dutch Shell plc (A Shares)	11,177,267	0.8
533,587		Royal Dutch Shell plc (B Shares)	14,009,258	1.1
		Other	21,947,373	1.7
			59,581,900	4.5
NEW ZEALAND			3,480,485	0.3
NORWAY			11,961,598	0.9
SINGAPORE
652,700		United Overseas Bank Ltd	8,994,604	0.7
		Other	5,477,522	0.4
			14,472,126	1.1
SOUTH AFRICA			6,167,154	0.4
SPAIN
673,695		Abertis Infraestructuras S.A. (Continuous)	11,373,599	0.8
1,762,651		Iberdrola S.A.	12,547,853	1.0
		Other	13,451,212	1.0
			37,372,664	2.8
SWEDEN
307,990		Investor AB (B Shares)	11,315,582	0.8
		Other	19,401,381	1.5
			30,716,963	2.3
SWITZERLAND
448,271		Nestle S.A.	33,458,791	2.5
319,185		Novartis AG.	24,290,683	1.8
105,809		Roche Holding AG.	26,770,648	2.0
140,376		Swiss Re Ltd	12,476,413	1.0
		Other	20,377,083	1.6
			117,373,618	8.9
UNITED KINGDOM
811,043		Anglo American plc (London)	9,071,733	0.7
1,687,697		Aviva plc	10,692,391	0.8
267,655		BP plc (ADR)	8,987,855	0.7
372,611		British American Tobacco plc	22,718,873	1.7
1,544,114		BT Group plc	10,009,053	0.8
1,016,651		GlaxoSmithKline plc	21,728,341	1.7
286,325		Imperial Tobacco Group plc	15,568,410	1.2
845,134		National Grid plc	12,058,887	0.9
708,401		Prudential plc	13,983,502	1.0
717,610		Sky plc	9,864,290	0.8
		Other	89,177,720	6.7
			223,861,055	17.0
UNITED STATES			952,988	0.1
	TOTAL COMMON STOCKS (Cost $1,271,740,979)		1,311,094,911	99.3

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	61

Summary portfolio of investments (unaudited)	concluded

Enhanced International Equity Index Fund ■ April 30, 2016

				% of net
Principal		Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal National Mortgage Association (FNMA)
$14,850,000		0.140%, 05/02/16	$14,850,000	1.1%
			14,850,000	1.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
69,881,999	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	69,881,999	5.3
			69,881,999	5.3
		% of net
	Value	assets
TOTAL SHORT-TERM INVESTMENTS (Cost $84,731,941)	$84,731,999	6.4%
TOTAL PORTFOLIO (Cost $1,356,472,920)	1,395,826,910	105.7
OTHER ASSETS & LIABILITIES, NET	(76,555,561)	(5.7)
NET ASSETS	$1,319,271,349	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $58,519,104.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $8,596,059 or 0.7% or net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Enhanced International Equity Index Fund  ■  April 30, 2016

		% of net
Sector	Value	assets
FINANCIALS	$311,580,761	23.7%
INDUSTRIALS	170,652,964	12.9
CONSUMER DISCRETIONARY	166,599,840	12.6
CONSUMER STAPLES	162,651,141	12.3
HEALTH CARE	151,845,803	11.5
MATERIALS	95,228,345	7.2
INFORMATION TECHNOLOGY	67,627,126	5.1
TELECOMMUNICATION SERVICES	67,543,028	5.1
ENERGY	64,782,897	4.9
UTILITIES	52,583,006	4.0
SHORT-TERM INVESTMENTS	84,731,999	6.4
OTHER ASSETS & LIABILITIES, NET	(76,555,561)	(5.7)
NET ASSETS	$1,319,271,349	100.0%

62	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Global Natural Resources Fund  ■  April 30, 2016

			% of net
Shares	Company	Value	assets
COMMON STOCKS
AUSTRALIA
411,555	BHP Billiton Ltd	$6,427,229	2.2%
404,693	BHP Billiton plc	5,529,927	1.9
2,460,125	Fortescue Metals Group Ltd	6,322,506	2.2
3,231,022 *	South32 Ltd	4,040,839	1.4
	Other	3,421,139	1.2
		25,741,640	8.9
BRAZIL
519,042	Vale S.A.	2,971,560	1.1
	Other	2,910,302	1.0
		5,881,862	2.1
CANADA
110,076	Agnico-Eagle Mines Ltd	5,203,322	1.8
158,660	Canadian Natural Resources Ltd (Canada)	4,764,732	1.7
343,752	First Quantum Minerals Ltd	2,928,755	1.0
203,500	Goldcorp, Inc	4,100,167	1.4
465,000 *	Kinross Gold Corp	2,649,837	0.9
167,793 *	Seven Generations Energy Ltd	2,955,468	1.0
154,000	Silver Wheaton Corp	3,226,795	1.1
	Other	4,075,751	1.5
		29,904,827	10.4
CHILE
184,100	Sociedad Quimica y Minera de Chile S.A. (ADR)	3,834,803	1.3
		3,834,803	1.3
FINLAND
293,939	UPM-Kymmene Oyj	5,626,601	2.0
		5,626,601	2.0
FRANCE
163,954	Total S.A.	8,286,366	2.9
		8,286,366	2.9
GERMANY
120,700	ThyssenKrupp AG.	2,812,531	1.0
		2,812,531	1.0
HONG KONG		952,980	0.3
INDONESIA		1,465,609	0.5
IRELAND		724,132	0.3
ITALY		2,442,568	0.9
JAPAN
142,084	Nippon Steel Corp	2,956,449	1.0
	Other	897,853	0.3
		3,854,302	1.3
JERSEY, C.I.		1,544,172	0.5
	KOREA, REPUBLIC OF
12,700	POSCO	2,660,842	0.9
		2,660,842	0.9
			% of net
Shares	Company	Value	assets
LUXEMBOURG
1,150,482 *	ArcelorMittal	$6,494,613	2.3%
		6,494,613	2.3
MALAYSIA		2,506,637	0.9
MEXICO		2,828,691	1.0
NETHERLANDS
212,823	Royal Dutch Shell plc (A Shares)	5,574,515	1.9
		5,574,515	1.9
NORWAY
285,806 *	Det Norske Oljeselskap ASA	2,542,830	0.9
		2,542,830	0.9
PERU		897,725	0.3
POLAND		409,418	0.1
PORTUGAL
230,389	Galp Energia SGPS S.A.	3,165,413	1.1
		3,165,413	1.1
RUSSIA
209,027	MMC Norilsk Nickel PJSC (ADR)	3,088,849	1.1
	Other	3,556,550	1.2
		6,645,399	2.3
SINGAPORE		1,936,445	0.7
SOUTH AFRICA
187,813 *	AngloGold Ashanti Ltd	3,053,141	1.1
171,458	Mondi plc	3,284,201	1.1
	Other	1,108,636	0.4
		7,445,978	2.6
SWITZERLAND
1,150,000	Glencore Xstrata plc	2,748,406	1.0
33,367	Syngenta AG.	13,385,670	4.6
		16,134,076	5.6
TAIWAN		1,521,328	0.5
THAILAND		2,303,073	0.8
TURKEY		2,455,401	0.9
UNITED KINGDOM
666,056	Anglo American plc (London)	7,450,015	2.6
167,486	Rio Tinto plc	5,618,538	2.0
		13,068,553	4.6
UNITED STATES
140,446	Archer Daniels Midland Co	5,609,413	2.0
49,600	Bunge Ltd	3,100,000	1.1
400,302 *	Callon Petroleum Co	4,207,174	1.5
100,200	CF Industries Holdings, Inc	3,313,614	1.2
58,457	Chevron Corp	5,973,136	2.1
40,564 *	Concho Resources, Inc	4,712,320	1.6
91,640	ConocoPhillips	4,379,476	1.5
139,123	Exxon Mobil Corp	12,298,473	4.3
204,534	Freeport-McMoRan Copper & Gold, Inc (Class B)	2,863,476	1.0

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	63

Summary portfolio of investments (unaudited)	concluded

Global Natural Resources Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
UNITED STATES–continued
72,746		Monsanto Co	$6,814,845	2.4%
70,197	*	Newfield Exploration Co	2,544,641	0.9
234,028		Newmont Mining Corp	8,183,959	2.8
68,916		Occidental Petroleum Corp	5,282,411	1.8
219,692	*	Parsley Energy, Inc	5,145,187	1.8
38,539		Pioneer Natural Resources Co	6,401,328	2.2
179,219	*	RSP Permian, Inc	5,485,894	1.9
18,428		Texas Pacific Land Trust	2,791,860	1.0
33,751		Toro Co	2,917,774	1.0
374,700	*	WPX Energy, Inc	3,619,602	1.2
		Other	17,748,993	6.2
			113,393,576	39.5
	TOTAL COMMON STOCKS (Cost $248,412,855)		285,056,906	99.3

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal National Mortgage Association (FNMA)
$5,850,000		0.140%, 05/02/16	5,850,000	2.0
			5,850,000	2.0
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
3,200,228	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	$3,200,228	1.1%
			3,200,228	1.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,050,206)		9,050,228	3.1
	TOTAL PORTFOLIO (Cost $257,463,061)		294,107,134	102.4
	OTHER ASSETS & LIABILITIES, NET		(6,942,770)	(2.4)
	NET ASSETS		$287,164,364	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities on loan is $3,026,782.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Global Natural Resources Fund  ■  April 30, 2016

		% of net
Sector	Value	assets
MATERIALS	$156,933,385	54.7%
ENERGY	107,795,782	37.5
CONSUMER STAPLES	14,618,104	5.1
INDUSTRIALS	2,917,774	1.0
FINANCIALS	2,791,861	1.0
SHORT-TERM INVESTMENTS	9,050,228	3.1
OTHER ASSETS & LIABILITIES, NET	(6,942,770)	(2.4)
NET ASSETS	$287,164,364	100.0%

64	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUSTRALIA
3,879,568		BHP Billiton Ltd	$60,586,976	1.4%
			60,586,976	1.4
DENMARK
1,043,097	*	H Lundbeck AS	34,852,964	0.8
		Other	8,383,025	0.2
			43,235,989	1.0
FRANCE
4,601,378	e	Accor S.A.	203,763,977	4.7
259,549		BNP Paribas	13,745,439	0.3
3,373,197		Compagnie de Saint-Gobain	154,568,428	3.5
1,407,413		Essilor International S.A.	182,198,021	4.2
911,525		Groupe Danone	63,864,537	1.5
122,053	e	Kering	20,931,844	0.5
4,197,961		Schneider Electric S.A.	274,494,463	6.3
2,312,608	e	Vinci S.A.	172,724,752	4.0
			1,086,291,461	25.0
GERMANY
2,097,157		Adidas-Salomon AG.	270,569,710	6.2
212,414		Continental AG.	46,776,414	1.1
618,152		Deutsche Boerse AG.	50,866,831	1.2
654,606		Henkel KGaA (Preference)	74,768,354	1.7
1,532,373		Lanxess AG.	80,249,787	1.9
3,081,578		Schaeffler AG.	46,202,114	1.0
			569,433,210	13.1
INDIA
1,938,477		Asian Paints Ltd	25,285,628	0.6
259,335		Eicher Motors Ltd	78,165,773	1.8
6,525,920		HDFC Bank Ltd	110,868,112	2.6
6,147,362		IndusInd Bank Ltd	97,017,414	2.2
		Other	18,491,431	0.4
			329,828,358	7.6
ITALY
25,806,721		Banca Intesa S.p.A.	71,737,521	1.6
5,802,497		Mediobanca S.p.A.	47,797,827	1.1
2,381,066		Moncler S.p.A	38,701,254	0.9
			158,236,602	3.6
JAPAN
3,453,415		Ajinomoto Co, Inc	79,602,094	1.8
1,177,600		Don Quijote Co Ltd	41,894,064	1.0
29,872,758		Ishikawajima-Harima Heavy Industries Co Ltd	64,779,036	1.5
993,200		Kao Corp	54,940,823	1.3
785,490		Konami Corp	24,766,074	0.6
997,420		Murata Manufacturing Co Ltd	130,074,790	3.0
3,304,674		Olympus Corp	128,738,864	3.0
1,181,324	e	Oriental Land Co Ltd	82,031,645	1.9
4,669,922		Sony Corp	113,112,989	2.5
			719,940,379	16.6
				% of net
Shares		Company	Value	assets
LUXEMBOURG
4,109,537	*	ArcelorMittal	$23,198,845	0.5%
			23,198,845	0.5
NETHERLANDS
1,995,581		Heineken NV	187,239,691	4.3
		Other	5,796,692	0.2
			193,036,383	4.5
NORWAY
3,185,896		Statoil ASA	56,075,890	1.3
			56,075,890	1.3
SWEDEN
5,034,593	e	Electrolux AB (Series B)	146,303,812	3.4
			146,303,812	3.4
SWITZERLAND
128,277	e	Burckhardt Compression Holding AG.	45,723,163	1.1
113,316		Geberit AG.	43,596,294	1.0
1,058,595		Swatch Group AG. (Registered)	70,826,449	1.6
251,094		Zurich Financial Services AG.	56,341,530	1.3
			216,487,436	5.0
TAIWAN
27,973,137		Advanced Semiconductor Engineering, Inc	26,916,734	0.6
			26,916,734	0.6
UNITED KINGDOM
390,522		Associated British Foods plc	17,519,065	0.4
5,219,150		BAE Systems plc	36,412,233	0.8
2,762,126		Essentra plc	32,849,428	0.8
23,639,674		Man Group plc	51,132,135	1.2
13,209,796		Sky plc	181,582,272	4.2
69,121,816	*	Tesco plc	173,774,923	4.0
6,297,556	e	Weir Group plc	110,620,569	2.5
3,226,722		WPP plc	75,384,603	1.7
		Other	8,393,923	0.2
			687,669,151	15.8
	TOTAL COMMON STOCKS (Cost $4,158,415,441)		4,317,241,226	99.4

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			3,697,336	0.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	65

Summary portfolio of investments (unaudited)	concluded

International Equity Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
539,378,240	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$539,378,240	12.4%
			539,378,240	12.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $543,075,332)		543,075,576	12.5
	TOTAL PORTFOLIO (Cost $4,701,490,773)		4,860,316,802	111.9
	OTHER ASSETS & LIABILITIES, NET		(517,549,590)	(11.9)
	NET ASSETS		$4,342,767,212	100.0%

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $507,741,933.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Fund  ■  April 30, 2016

		% of net
Sector	Value	assets
CONSUMER DISCRETIONARY	$1,338,081,149	30.8%
INDUSTRIALS	981,084,711	22.6
CONSUMER STAPLES	657,407,098	15.1
FINANCIALS	499,506,810	11.5
HEALTH CARE	354,172,874	8.2
MATERIALS	226,482,705	5.2
INFORMATION TECHNOLOGY	204,361,023	4.7
ENERGY	56,144,856	1.3
SHORT-TERM INVESTMENTS	543,075,576	12.5
OTHER ASSETS & LIABILITIES, NET	(517,549,590)	(11.9)
NET ASSETS	$4,342,767,212	100.0%

66	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Opportunities Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUSTRALIA
712,597		Australia & New Zealand Banking Group Ltd	$13,061,848	1.1%
824,804		BHP Billiton Ltd	12,880,913	1.1
			25,942,761	2.2
BRAZIL			19,119,631	1.6
CANADA
376,859		Alimentation Couche Tard, Inc	16,519,682	1.3
314,615		Dollarama, Inc	22,682,771	1.9
399,003		Gildan Activewear, Inc	12,392,721	1.0
551,044		Suncor Energy, Inc	16,175,142	1.3
405,653		Toronto-Dominion Bank	18,056,683	1.5
		Other	24,920,280	2.0
			110,747,279	9.0
CHINA			14,927,105	1.2
DENMARK
494,822		Novo Nordisk AS	27,628,065	2.3
			27,628,065	2.3
FINLAND
353,413	*	Huhtamaki Oyj	13,901,516	1.1
		Other	17,270,751	1.4
			31,172,267	2.5
FRANCE
79,519	e	L’Oreal S.A.	14,444,284	1.2
186,395		Teleperformance	16,742,397	1.4
407,842		Total S.A.	20,612,660	1.6
79,116		Valeo S.A.	12,549,296	1.0
			64,348,637	5.2
GERMANY
135,383		Fresenius Medical Care AG.	11,783,340	0.9
		Other	9,574,966	0.8
			21,358,306	1.7
HONG KONG
2,527,400		AIA Group Ltd	15,125,479	1.2
			15,125,479	1.2
INDIA
594,984		Container Corp Of India Ltd	12,114,575	1.0
			12,114,575	1.0
INDONESIA			17,578,178	1.4
IRELAND
573,155		CRH plc	16,680,465	1.4
		Other	11,503,194	0.9
			28,183,659	2.3
ITALY
1,594,201		Mediobanca S.p.A.	13,132,164	1.1
440,639	*	Yoox S.p.A	12,928,728	1.0
		Other	18,424,602	1.5
			44,485,494	3.6
				% of net
Shares		Company	Value	assets
JAPAN
329,100		Hoya Corp	$12,602,640	1.0%
519,400	e	MonotaRO Co Ltd	15,596,154	1.3
116,200		Murata Manufacturing Co Ltd	15,153,787	1.2
852,900		ORIX Corp	12,064,211	1.0
1,514,700		Shimizu Corp	13,576,006	1.1
254,300		Sysmex Corp	15,903,738	1.3
		Other	114,688,669	9.3
			199,585,205	16.2
KOREA, REPUBLIC OF			26,646,158	2.2
MALAYSIA
8,560,900		IHH Healthcare BHD	14,353,999	1.1
18,138,000		Karex BHD	12,009,719	1.0
			26,363,718	2.1
NETHERLANDS
135,373		ASML Holding NV	13,084,583	1.0
1,267,835		ING Groep NV	15,535,311	1.3
		Other	9,763,042	0.8
			38,382,936	3.1
NORWAY
980,000		Statoil ASA	17,249,267	1.4
		Other	20,765,411	1.7
			38,014,678	3.1
PHILIPPINES
8,299,480		Robinsons Retail Holdings, Inc	13,604,607	1.1
		Other	17,225,573	1.4
			30,830,180	2.5
PORTUGAL
772,464		Jeronimo Martins SGPS S.A.	12,647,045	1.0
			12,647,045	1.0
SPAIN
288,698		Amadeus IT Holding S.A.	13,164,733	1.1
		Other	6,826,997	0.5
			19,991,730	1.6
SWEDEN
368,686	e	Hexagon AB (B Shares)	14,727,076	1.2
334,984	e	Intrum Justitia AB	12,041,467	1.0
		Other	19,388,981	1.6
			46,157,524	3.8
SWITZERLAND
81,224		Lonza Group AG.	13,547,208	1.1
244,167		Novartis AG.	18,581,648	1.5
876,082		UBS AG.	15,187,275	1.2
		Other	8,552,546	0.7
			55,868,677	4.5
TAIWAN
1,061,861	*	Eclat Textile Co Ltd	12,086,202	1.0
3,728,607		Hota Industrial Manufacturing Co Ltd	17,839,748	1.5
2,952,000		Hu Lane Associate, Inc	13,651,552	1.1
		Other	18,808,489	1.5
			62,385,991	5.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	67

Summary portfolio of investments (unaudited)	concluded

International Opportunities Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
UNITED KINGDOM
1,392,784		Ashtead Group plc	$18,523,200	1.5%
234,647	*	ASOS plc	12,379,087	1.0
2,156,605	g	Auto Trader Group plc	11,844,784	1.0
1,588,221		International Consolidated Airlines Group S.A. (London)	12,210,710	1.0
228,603		Rightmove plc	12,919,551	1.0
		Other	128,640,316	10.5
			196,517,648	16.0
UNITED STATES
271,165	*	Lululemon Athletica, Inc	17,774,866	1.5
			17,774,866	1.5
	TOTAL COMMON STOCKS (Cost $1,144,109,828)		1,203,897,792	97.9

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal National Mortgage Association (FNMA)
$19,450,000		0.140%, 05/02/16	19,450,000	1.6
			19,450,000	1.6
TREASURY DEBT
		United States Treasury Bill
19,350,000		0.203%, 05/12/16	19,349,187	1.6
			19,349,187	1.6
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
102,606,011	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$102,606,011	8.3%
			102,606,011	8.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $141,404,738)		141,405,198	11.5
	TOTAL PORTFOLIO (Cost $1,285,514,566)		1,345,302,990	109.4
	OTHER ASSETS & LIABILITIES, NET		(115,897,250)	(9.4)
	NET ASSETS		$1,229,405,740	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $94,918,121.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2016, the aggregate value of these securities, including those in “Other”, was $37,207,319 or 3.0% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

68	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Opportunities Fund  ■  April 30, 2016

		% of net
Sector	Value	assets
CONSUMER DISCRETIONARY	$265,207,932	21.4%
FINANCIALS	255,114,439	20.8
INDUSTRIALS	152,752,121	12.4
INFORMATION TECHNOLOGY	131,339,399	10.7
HEALTH CARE	117,946,925	9.6
CONSUMER STAPLES	107,520,373	8.8
MATERIALS	96,863,261	7.9
ENERGY	77,151,714	6.3
TELECOMMUNICATION SERVICES	1,628	0.0
SHORT-TERM INVESTMENTS	141,405,198	11.5
OTHER ASSETS & LIABILITIES, NET	(115,897,250)	(9.4)
NET ASSETS	$1,229,405,740	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	69

Summary portfolio of investments (unaudited)

Social Choice International Equity Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUSTRALIA
8,624		Australia & New Zealand Banking Group Ltd	$158,077	0.8%
3,843		Commonwealth Bank of Australia	214,543	1.0
7,705	*	National Australia Bank Ltd	158,076	0.8
3,456		Wesfarmers Ltd	111,907	0.5
8,538		Westpac Banking Corp	200,417	1.0
		Other	666,138	3.1
			1,509,158	7.2
AUSTRIA			38,365	0.2
BELGIUM			152,986	0.7
DENMARK
4,571		Novo Nordisk AS	255,219	1.2
		Other	134,802	0.6
			390,021	1.8
FINLAND			196,335	0.9
FRANCE
1,191		Air Liquide	135,079	0.6
6,104		AXA S.A.	154,124	0.7
908		Essilor International S.A.	117,546	0.6
2,000		Groupe Danone	140,127	0.7
659		L’Oreal S.A.	119,704	0.5
2,046		Schneider Electric S.A.	133,783	0.6
418		Unibail-Rodamco	112,043	0.5
1,741	e	Vinci S.A.	130,033	0.6
		Other	1,007,612	4.8
			2,050,051	9.6
GERMANY
1,191		Allianz AG.	202,622	1.0
2,504		BASF SE	207,158	1.0
1,369		Bayerische Motoren Werke AG.	126,651	0.6
3,997		Deutsche Post AG.	117,405	0.6
804		Linde AG.	123,013	0.6
621		Muenchener Rueckver AG.	115,448	0.5
2,565		SAP AG.	201,253	1.0
		Other	749,499	3.5
			1,843,049	8.8
HONG KONG
4,783		Hong Kong Exchanges and Clearing Ltd	120,566	0.6
		Other	508,340	2.4
			628,906	3.0
IRELAND			115,787	0.6
ISRAEL			51,945	0.3
ITALY
47,551		Banca Intesa S.p.A.	132,182	0.6
		Other	242,632	1.2
			374,814	1.8
				% of net
Shares		Company	Value	assets
JAPAN
5,300		Honda Motor Co Ltd	$143,024	0.7%
5,400		KDDI Corp	155,551	0.7
200		Keyence Corp	119,878	0.6
2,500		Nippon Telegraph & Telephone Corp	111,876	0.5
4,000		Sumitomo Mitsui Financial Group, Inc	120,367	0.6
2,600		Takeda Pharmaceutical Co Ltd	124,181	0.6
		Other	3,860,812	18.3
			4,635,689	22.0
LUXEMBOURG			63,978	0.3
NETHERLANDS
10,530		ING Groep NV	129,028	0.6
3,303	e	Unilever NV	143,876	0.7
		Other	501,268	2.4
			774,172	3.7
NEW ZEALAND			64,681	0.3
NORWAY			267,582	1.3
PORTUGAL			96,825	0.5
SINGAPORE			373,680	1.8
SOUTH AFRICA			54,190	0.2
SPAIN
18,595		Banco Bilbao Vizcaya Argentaria S.A.	127,779	0.6
19,457		Iberdrola S.A.	138,509	0.7
3,860		Inditex S.A.	124,236	0.6
		Other	286,289	1.3
			676,813	3.2
SWEDEN			763,869	3.6
SWITZERLAND
2,277	*	Holcim Ltd	115,616	0.6
4,813		Novartis AG.	366,280	1.7
1,473		Roche Holding AG.	372,682	1.8
1,342		Swiss Re Ltd	119,275	0.6
581		Zurich Financial Services AG.	130,367	0.6
		Other	766,992	3.6
			1,871,212	8.9
UNITED KINGDOM
17,718		Aviva plc	112,252	0.5
25,381		BT Group plc	164,521	0.8
11,678		GlaxoSmithKline plc	249,588	1.2
45,048		HSBC Holdings plc	298,528	1.4
11,437		National Grid plc	163,190	0.8
7,929		Prudential plc	156,515	0.7
1,405		Reckitt Benckiser Group plc	136,874	0.7
15,374	*	Standard Chartered plc	124,262	0.6
2,873		Unilever plc	128,371	0.6
6,613		Vodafone Group plc (ADR)	216,510	1.0
5,158		WPP plc	120,504	0.6
		Other	1,960,664	9.3
			3,831,779	18.2

70	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice International Equity Fund ■ April 30, 2016

			% of net
Shares	Company	Value	assets
UNITED STATES		$42,575	0.2%
	TOTAL COMMON STOCKS (Cost $22,432,059)	20,868,462	99.1
	TOTAL PORTFOLIO (Cost $22,432,059)	20,868,462	99.1
	OTHER ASSETS & LIABILITIES, NET	192,203	0.9
	NET ASSETS	$21,060,665	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $593,079.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Social Choice International Equity Fund  ■  April 30, 2016

		% of net
Sector	Value	assets
FINANCIALS	$5,354,999	25.5%
INDUSTRIALS	2,902,415	13.8
CONSUMER DISCRETIONARY	2,742,850	13.0
HEALTH CARE	2,336,972	11.1
CONSUMER STAPLES	2,008,990	9.5
MATERIALS	1,817,876	8.6
TELECOMMUNICATION SERVICES	1,090,942	5.2
INFORMATION TECHNOLOGY	1,019,488	4.8
UTILITIES	897,730	4.3
ENERGY	696,200	3.3
OTHER ASSETS & LIABILITIES, NET	192,203	0.9
NET ASSETS	$21,060,665	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	71

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2016

	Enhanced	Enhanced								Social Choice
	Large-Cap Growth	Large-Cap Value	Growth &	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Social Choice	Low Carbon
	Index Fund	Index Fund	Income Fund	Growth Fund	Value Fund	Growth Fund	Value Fund	Equity Fund	Equity Fund	Equity Fund
ASSETS
Portfolio investments, at value*†	$2,065,482,999	$2,053,997,514	$4,893,225,934	$3,554,316,925	$5,774,645,026	$1,628,362,696	$5,275,988,218	$3,029,234,599	$2,731,316,074	$47,770,818
Cash**	37,780	48,124	26,304	59,821	31,934	16,828	125,637	1,789,217	10,665,088	2,178,613
Cash – foreign^	—	—	—	—	—	—	265,819	—	—	—
Receivable from securities transactions	10,971,556	21,263,644	102,000,962	56,992,619	113,168,420	17,755,280	40,946,926	31,546,447	—	—
Receivable from Fund shares sold	1,300,059	1,165,375	2,504,893	3,139,607	3,128,884	723,989	3,173,462	1,035,272	4,856,921	1,379
Dividends and interest receivable	1,732,099	2,107,303	4,610,243	1,406,772	6,506,020	322,269	2,169,802	321,079	2,845,393	49,553
Due from affiliates	—	—	—	454	18,756	—	28,310	—	—	21,150
Unrealized appreciation on swap agreements	—	—	—	—	—	—	—	507,833	—	—
Other	75,989	74,278	184,707	112,960	193,383	91,101	202,765	112,748	99,906	172
Total assets	2,079,600,482	2,078,656,238	5,002,553,043	3,616,029,158	5,897,692,423	1,647,272,163	5,322,900,939	3,064,547,195	2,749,783,382	50,021,685
LIABILITIES
Management fees payable	73,361	71,036	213,019	161,513	248,019	77,786	223,851	127,798	44,311	1,297
Service agreement fees payable	—	—	15,920	6,635	25,931	11,071	28,611	14,373	9,118	127
Distribution fees payable	—	—	219,306	136,408	68,305	48,474	103,192	44,636	188,412	666
Due to affiliates	17,395	15,333	35,425	32,596	37,643	18,060	35,942	30,242	31,012	20,694
Payable for collateral for securities loaned	21,742,240	73,167,095	98,081,654	14,176,768	108,716,235	63,759,243	135,686,513	138,701,199	76,599,800	—
Payable for securities transactions	—	22,435,056	111,845,614	55,011,495	136,987,871	2,704,163	46,542,241	41,880,242	—	1,939,074
Payable for Fund shares redeemed	7,051,135	4,203,923	2,816,570	3,313,906	32,335,584	8,548,902	34,389,705	21,914,503	3,521,071	6,600
Income distribution payable	—	—	—	—	—	—	—	—	14,177	—
Payable for variation margin on futures contracts	—	—	—	—	—	—	—	391,769	—	—
Written options◊	—	319,992	2,918,504	50,400	—	646,000	218,500	—	—	—
Payable for trustee compensation	81,284	79,096	198,650	123,089	209,205	96,480	218,384	121,256	107,765	280
Accrued expenses and other payables	41,200	38,021	208,477	202,281	154,317	78,553	126,176	89,772	324,376	59,005
Total liabilities	29,006,615	100,329,552	216,553,139	73,215,091	278,783,110	75,988,732	217,573,115	203,315,790	80,840,042	2,027,743
NET ASSETS	$2,050,593,867	$1,978,326,686	$4,785,999,904	$3,542,814,067	$5,618,909,313	$1,571,283,431	$5,105,327,824	$2,861,231,405	$2,668,943,340	$47,993,942
NET ASSETS CONSIST OF:
Paid-in-capital	$1,710,647,276	$1,735,288,579	$3,911,105,279	$2,796,270,888	$5,011,780,371	$1,467,677,927	$4,157,387,630	$2,719,000,036	$2,054,388,160	$47,234,165
Undistributed net investment income (loss)	10,400,087	12,670,160	5,025,601	4,140,618	29,530,035	905,268	24,163,053	9,842,371	16,433,140	267,194
Accumulated net realized gain (loss) on total investments	12,747,658	(59,459,956)	(32,357,527)	(49,777,192)	(63,171,758)	(56,519,044)	(27,620,167)	(60,245,091)	11,316,871	(251,834)
Net unrealized appreciation (depreciation) on total investments	316,798,846	289,827,903	902,226,551	792,179,753	640,770,665	159,219,280	951,397,308	192,634,089	586,805,169	744,417
NET ASSETS	$2,050,593,867	$1,978,326,686	$4,785,999,904	$3,542,814,067	$5,618,909,313	$1,571,283,431	$5,105,327,824	$2,861,231,405	$2,668,943,340	$47,993,942
INSTITUTIONAL CLASS:
Net assets	$2,050,494,415	$1,978,224,698	$3,077,853,428	$2,631,007,956	$4,240,692,529	$896,655,484	$3,433,637,521	$2,074,723,568	$1,393,346,547	$39,572,120
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	190,789,492	214,433,448	270,943,213	174,107,613	258,660,401	47,980,669	162,231,252	133,254,592	87,460,123	3,957,001
Net asset value per share	$10.75	$9.23	$11.36	$15.11	$16.39	$18.69	$21.17	$15.57	$15.93	$10.00
ADVISOR CLASS:
Net assets	$99,452	$101,988	$98,689	$96,005	$103,661	$96,437	$104,281	$97,701	$103,063	$103,629
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,257	11,061	8,688	6,356	6,327	5,163	4,930	6,279	6,474	10,364
Net asset value per share	$10.74	$9.22	$11.36	$15.10	$16.38	$18.68	$21.15	$15.56	$15.92	$10.00
PREMIER CLASS:
Net assets	$—	$—	$170,484,467	$40,655,962	$311,030,736	$112,407,647	$355,448,889	$151,919,117	$82,189,276	$999,515
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	14,997,836	2,693,360	19,016,606	6,049,345	16,828,338	9,805,966	5,174,273	100,000
Net asset value per share	$—	$—	$11.37	$15.09	$16.36	$18.58	$21.12	$15.49	$15.88	$10.00
RETIREMENT CLASS:
Net assets	$—	$—	$577,214,556	$240,555,298	$938,378,078	$399,975,192	$1,039,596,372	$518,405,733	$329,350,152	$4,642,480
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	50,031,120	16,011,933	57,437,504	21,968,520	49,390,959	34,029,617	20,397,447	464,752
Net asset value per share	$—	$—	$11.54	$15.02	$16.34	$18.21	$21.05	$15.23	$16.15	$9.99
RETAIL CLASS:
Net assets	$—	$—	$960,348,764	$630,498,846	$128,704,309	$162,148,671	$276,540,761	$116,085,286	$863,954,302	$2,676,198
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	64,556,677	41,830,097	8,147,220	8,912,905	13,363,673	7,689,691	59,815,169	268,026
Net asset value per share	$—	$—	$14.88	$15.07	$15.80	$18.19	$20.69	$15.10	$14.44	$9.98
* Includes securities loaned of	$20,724,745	$71,049,299	$87,211,249	$13,690,899	$105,378,764	$61,991,814	$126,538,617	$132,598,985	$73,075,158	$—
** Includes cash collateral for securities loaned of	$—	$—	$—	$—	$—	$—	$—	$—	$10,627,122	$—
† Portfolio investments, cost	$1,748,684,153	$1,764,143,317	$3,990,780,973	$2,762,132,251	$5,133,882,371	$1,469,278,876	$4,325,749,479	$2,837,260,103	$2,144,510,905	$47,026,401
^ Foreign cash, cost	$—	$—	$—	$—	$—	$—	$262,278	$—	$—	$—
◊ Written options premiums	$—	$293,698	$2,687,936	$45,479	$—	$782,183	$1,371,925	$—	$—	$—

72	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	73

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds ■ April 30, 2016

		Enhanced			International	Social Choice
	Emerging Markets	International Equity	Global Natural	International	Opportunities	International
	Equity Fund	Index Fund	Resources Fund	Equity Fund	Fund	Equity Fund
ASSETS
Portfolio investments, at value*†	$996,225,516	$1,395,826,910	$294,107,134	$4,320,938,562	$1,345,302,990	$20,868,462
Affiliated investments, at value‡	—	—	—	539,378,240	—	—
Cash**	800,682	436,529	27,256	69,840	27,162	739,968
Cash – foreign^	600,596	1,499,323	19,720	2,972,401	286,469	19,937
Receivable from securities transactions	51,904,439	1,404,238	43,067,835	148,286,100	286,744	23,600
Receivable from Fund shares sold	129,456	234,071	384,939	852,467	665	107,985
Dividends and interest receivable	552,658	8,935,161	945,812	17,100,076	5,472,973	111,993
Due from affiliates	18	—	164	4,820	12	18,754
Other	28,002	52,948	8,575	180,091	19,825	120
Total assets	1,050,241,367	1,408,389,180	338,561,435	5,029,782,597	1,351,396,840	21,890,819
LIABILITIES
Management fees payable	91,396	57,127	20,560	220,587	81,675	696
Service agreement fees payable	756	—	368	16,087	217	62
Distribution fees payable	2,284	—	1,523	173,780	488	457
Due to affiliates	20,657	12,423	21,070	37,466	21,302	20,634
Payable for collateral for securities loaned	26,187,859	69,881,999	3,200,228	539,378,240	102,606,011	719,902
Payable for securities transactions	42,741,249	1,404,772	43,580,643	102,002,223	286,607	30,248
Payable for Fund shares redeemed	9,895,606	17,664,000	4,517,359	44,877,402	18,924,265	—
Payable for trustee compensation	30,762	55,979	9,311	191,316	22,880	231
Accrued expenses and other payables	275,019	41,531	46,009	118,284	47,655	57,924
Total liabilities	79,245,588	89,117,831	51,397,071	687,015,385	121,991,100	830,154
NET ASSETS	$970,995,779	$1,319,271,349	$287,164,364	$4,342,767,212	$1,229,405,740	$21,060,665
NET ASSETS CONSIST OF:
Paid-in-capital	$1,141,357,400	$1,331,615,208	$357,106,584	$4,540,666,730	$1,265,044,886	$22,487,453
Undistributed net investment income (loss)	713,194	17,214,210	1,808,034	23,115,028	6,108,537	223,303
Accumulated net realized gain (loss) on total investments	(218,945,810)	(69,155,290)	(108,389,586)	(380,091,257)	(101,681,038)	(90,449)
Net unrealized appreciation (depreciation) on total investments	47,870,995	39,597,221	36,639,332	159,076,711	59,933,355	(1,559,642)
NET ASSETS	$970,995,779	$1,319,271,349	$287,164,364	$4,342,767,212	$1,229,405,740	$21,060,665
INSTITUTIONAL CLASS:
Net assets	$927,465,661	$1,319,170,644	$263,554,263	$2,821,731,053	$1,218,679,147	$16,018,930
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	105,820,177	192,239,935	35,368,302	267,873,244	120,481,803	1,728,795
Net asset value per share	$8.76	$6.86	$7.45	$10.53	$10.12	$9.27
ADVISOR CLASS:
Net assets	$104,145	$100,705	$114,202	$103,063	$99,967	$101,577
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,893	14,673	15,327	9,784	9,892	10,963
Net asset value per share	$8.76	$6.86	$7.45	$10.53	$10.11	$9.27
PREMIER CLASS:
Net assets	$11,441,466	$—	$3,819,255	$210,832,337	$1,022,398	$926,147
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,305,903	—	512,992	20,057,601	101,148	100,000
Net asset value per share	$8.76	$—	$7.45	$10.51	$10.11	$9.26
RETIREMENT CLASS:
Net assets	$27,526,370	$—	$13,870,934	$586,729,457	$7,891,491	$2,259,317
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,150,030	—	1,861,802	53,839,778	781,388	244,065
Net asset value per share	$8.74	$—	$7.45	$10.90	$10.10	$9.26
RETAIL CLASS:
Net assets	$4,458,137	$—	$5,805,710	$723,371,302	$1,712,737	$1,754,694
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	509,490	—	779,395	102,121,839	169,532	189,699
Net asset value per share	$8.75	$—	$7.45	$7.08	$10.10	$9.25
* Includes securities loaned of	$21,207,645	$58,519,104	$3,026,782	$507,741,933	$94,918,121	$593,079
** Includes cash collateral for securities loaned of	$—	$—	$—	$—	$—	$631,293
† Portfolio investments, cost	$948,244,482	$1,356,472,920	$257,463,061	$4,162,112,533	$1,285,514,566	$22,432,059
‡ Affiliated investments, cost	$—	$—	$—	$539,378,240	$—	$—
^ Foreign cash, cost	$597,701	$1,482,067	$19,669	$2,937,225	$284,409	$19,757

74	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	75

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2016

	Enhanced	Enhanced								Social Choice	Emerging
	Large-Cap Growth	Large-Cap Value	Growth &	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Social Choice	Low Carbon	Markets
	Index Fund	Index Fund	Income Fund	Growth Fund	Value Fund	Growth Fund	Value Fund	Equity Fund	Equity Fund	Equity Fund	Equity Fund
INVESTMENT INCOME
Dividends*	$18,669,934	$23,896,071	$43,002,508	$15,375,576	$58,304,372	$4,874,484	$54,829,218	$24,168,219	$29,224,329	$474,484	$6,056,616
Income from securities lending	125,926	521,978	987,170	315,297	1,794,704	984,508	1,351,384	505,732	425,066	—	354,244
Interest	6,426	5,351	22,153	59,282	29,741	10,264	79,766	20,313	69,453	—	23,792
Total income	18,802,286	24,423,400	44,011,831	15,750,155	60,128,817	5,869,256	56,260,368	24,694,264	29,718,848	474,484	6,434,652
EXPENSES
Management fees	3,203,082	3,019,551	9,429,227	7,077,662	10,638,665	3,513,036	9,660,615	5,543,929	1,921,814	51,040	4,017,625
Shareholder servicing – Institutional Class	1,228	1,270	2,583	2,221	2,650	1,447	3,744	1,853	4,465	290	876
Shareholder servicing – Advisor Class†	81	82	81	82	82	81	81	81	81	81	81
Shareholder servicing – Premier Class	—	—	158	108	188	134	250	112	107	221	89
Shareholder servicing – Retirement Class	—	—	727,172	410,773	1,132,679	520,476	1,261,882	640,300	401,136	4,199	33,655
Shareholder servicing – Retail Class	—	—	273,288	246,226	39,884	57,701	64,968	40,444	70,015	1,270	4,560
Distribution fees – Premier Class	—	—	122,625	29,209	258,279	92,945	279,922	130,972	56,621	716	7,314
Distribution fees – Retail Class	—	—	1,182,574	787,817	155,020	205,343	338,515	136,459	1,064,457	2,598	5,313
Administrative service fees	37,764	34,354	77,941	71,146	85,517	37,165	90,113	59,767	62,778	27,148	35,344
Professional fees	26,080	25,509	49,160	40,956	52,400	34,277	51,054	36,301	35,654	13,153	34,488
Custody and accounting fees	17,230	29,351	40,281	76,966	139,708	8,986	35,258	24,521	25,271	10,608	246,797
Registration fees	17,049	17,049	67,946	53,370	34,993	42,570	35,735	28,187	40,450	35,272	33,805
Trustee fees and expenses	8,267	7,713	20,948	15,790	23,687	7,781	22,632	14,042	11,673	85	4,079
Other expenses	46,151	46,773	114,107	102,977	121,203	40,613	135,586	77,545	451,421	5,494	68,016
Total expenses	3,356,932	3,181,652	12,108,091	8,915,303	12,684,955	4,562,555	11,980,355	6,734,513	4,145,943	152,175	4,492,042
Less: Expenses reimbursed by the investment adviser	(27)	(27)	(27)	(26,888)	(26)	(29)	(26)	(28)	(26)	(78,074)	(1,370)
Fee waiver by investment adviser and TPIS	—	—	—	—	(799,534)	—	(1,213,148)	—	—	—	—
Net expenses	3,356,905	3,181,625	12,108,064	8,888,415	11,885,395	4,562,526	10,767,181	6,734,485	4,145,917	74,101	4,490,672
Net investment income (loss)	15,445,381	21,241,775	31,903,767	6,861,740	48,243,422	1,306,730	45,493,187	17,959,779	25,572,931	400,383	1,943,980
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	17,166,613	(26,063,547)	(7,915,272)	(41,924,441)	(23,890,575)	(56,345,952)	(20,954,811)	(55,181,085)	14,005,870	(251,068)	(61,854,798)
Futures transactions	—	—	—	—	—	—	—	1,440,046	—	—	—
Purchased options	—	—	(187,864)	—	—	(2,485,311)	(25,864)	—	—	—	—
Written options	—	1,548,057	1,883,660	64,055	—	3,605,824	400,388	—	—	—	—
Swap transactions	—	—	—	—	—	—	—	(4,028,096)	—	—	—
Foreign currency transactions	—	49	101,910	(3,219)	27,345	—	(1,507)	—	—	—	(1,086,387)
Net realized gain (loss) on total investments	17,166,613	(24,515,441)	(6,117,566)	(41,863,605)	(23,863,230)	(55,225,439)	(20,581,794)	(57,769,135)	14,005,870	(251,068)	(62,941,185)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	(49,557,290)	5,807,791	(115,386,240)	(103,238,409)	6,779,612	(38,976,229)	(8,048,741)	(75,769,595)	(25,513,174)	675,170	44,131,148
Futures transactions	—	—	—	—	—	—	—	(439,642)	—	—	—
Purchased options	—	—	(157,091)	—	—	(960,187)	(400,775)	—	—	—	—
Written options	—	(27,950)	(15,257)	(4,921)	—	276,143	1,153,425	—	—	—	—
Swap transactions	—	—	—	—	—	—	—	1,017,710	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	39,743	—	(1,411)	353	5,289	—	—	—	25,886
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(49,557,290)	5,779,841	(115,518,845)	(103,243,330)	6,778,201	(39,659,920)	(7,290,802)	(75,191,527)	(25,513,174)	675,170	44,157,034
Net realized and unrealized gain (loss) on total investments	(32,390,677)	(18,735,600)	(121,636,411)	(145,106,935)	(17,085,029)	(94,885,359)	(27,872,596)	(132,960,662)	(11,507,304)	424,102	(18,784,151)
Net increase (decrease) in net assets from operations	$(16,945,296)	$2,506,175	$(89,732,644)	$(138,245,195)	$31,158,393	$(93,578,629)	$17,620,591	$(115,000,883)	$14,065,627	$824,485	$(16,840,171)
* Net of foreign withholding taxes of	$1,026	$3,986	$227,075	$31,283	$176,905	$13,617	$150,963	$10,693	$1,644	$48	$907,467
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,977
† Advisor Class commenced operations on December 4, 2015.

76	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	77

Statements of operations (unaudited)	concluded

TIAA-CREF Funds ■ For the period ended April 30, 2016

	Enhanced			International	Social Choice
	International Equity	Global Natural	International	Opportunities	International
	Index Fund	Resources Fund	Equity Fund	Fund	Equity Fund
INVESTMENT INCOME
Dividends*	$22,974,444	$3,284,669	$33,214,025	$10,028,347	$307,069
Income from securities lending	394,587	119,235	698,259	756,805	1,947
Interest	4,061	3,053	1,113,370	44,579	3
Total income	23,373,092	3,406,957	35,025,654	10,829,731	309,019
EXPENSES
Management fees	2,449,217	789,538	9,491,705	3,437,985	28,962
Shareholder servicing – Institutional Class	1,025	559	30,824	946	192
Shareholder servicing – Advisor Class†	81	82	81	81	81
Shareholder servicing – Premier Class	—	61	202	60	197
Shareholder servicing – Retirement Class	—	13,530	735,690	9,140	2,486
Shareholder servicing – Retail Class	—	4,452	138,737	2,551	937
Distribution fees – Premier Class	—	2,473	176,490	744	673
Distribution fees – Retail Class	—	6,126	762,843	2,236	1,527
Administrative service fees	28,661	29,433	78,745	37,284	26,810
Professional fees	29,123	30,130	47,811	32,416	14,101
Custody and accounting fees	55,390	28,909	286,602	51,873	12,235
Registration fees	17,049	33,410	40,025	31,726	35,272
Trustee fees and expenses	5,074	1,044	17,345	4,841	37
Other expenses	55,625	23,456	132,694	48,080	5,385
Total expenses	2,641,245	963,203	11,939,794	3,659,963	128,895
Less: Expenses reimbursed by the investment adviser	(27)	(25,714)	(26)	(689)	(84,936)
Fee waiver by investment adviser and TPIS	—	—	(206,080)	—	—
Net expenses	2,641,218	937,489	11,733,688	3,659,274	43,959
Net investment income (loss)	20,731,874	2,469,468	23,291,966	7,170,457	265,060
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(54,598,107)	(28,818,116)	(181,841,714)	7,379,745	(84,317)
Futures transactions	(1,327,963)	—	—	—	—
Foreign currency transactions	(161,105)	(4,951)	(1,235,796)	(221,162)	2,234
Net realized gain (loss) on total investments	(56,087,175)	(28,823,067)	(183,077,510)	7,158,583	(82,083)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	(1,794,931)	39,484,636	39,497,107	(35,599,385)	(565,686)
Futures transactions	2,910	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	340,908	2,101	288,771	175,917	3,111
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(1,451,113)	39,486,737	39,785,878	(35,423,468)	(562,575)
Net realized and unrealized gain (loss) on total investments	(57,538,288)	10,663,670	(143,291,632)	(28,264,885)	(644,658)
Net increase (decrease) in net assets from operations	$(36,806,414)	$13,133,138	$(119,999,666)	$(21,094,428)	$(379,598)
* Net of foreign withholding taxes of	$2,342,767	$283,100	$3,077,885	$1,256,766	$30,461
** Includes net change in unrealized foreign capital gains taxes of	$—	$23,598	$—	$—	$—
† Advisor Class commenced operations on December 4, 2015.

78	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	79

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Enhanced Large-Cap		Enhanced Large-Cap
		Growth Index Fund		Value Index Fund		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2016	2015	2016	2015	2016	2015	2016	2015	2016	2015	2016	2015
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$15,445,381	$20,318,956	$21,241,775	$40,907,899	$31,903,767	$47,950,530	$6,861,740	$7,472,839	$48,243,422	$70,813,633	$1,306,730	$1,617,605
Net realized gain (loss) on total investments		17,166,613	185,060,408	(24,515,441)	106,455,350	(6,117,566)	326,741,407	(41,863,605)	122,313,703	(23,863,230)	302,524,128	(55,225,439)	143,519,973
Net change in unrealized appreciation (depreciation) on total investments		(49,557,290)	(20,439,338)	5,779,841	(121,759,219)	(115,518,845)	(58,328,326)	(103,243,330)	194,004,041	6,778,201	(332,252,720)	(39,659,920)	(86,864,444)
Net increase (decrease) in net assets from operations		(16,945,296)	184,940,026	2,506,175	25,604,030	(89,732,644)	316,363,611	(138,245,195)	323,790,583	31,158,393	41,085,041	(93,578,629)	58,273,134
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(21,477,095)	(20,319,168)	(43,394,194)	(27,527,281)	(21,652,726)	(34,391,341)	(9,098,396)	(6,333,865)	(56,769,962)	(66,001,856)	(1,926,579)	(4,080,043)
	Advisor Class†	(104)	—	(227)	—	(371)	—	(34)	—	(136)	—	(19)	—
	Premier Class	—	—	—	—	(1,068,832)	(1,620,279)	(98,946)	(16,950)	(4,553,911)	(6,267,507)	(72,376)	(421,083)
	Retirement Class	—	—	—	—	(3,420,719)	(5,630,003)	(545,061)	—	(10,875,422)	(15,607,928)	—	(959,202)
	Retail Class	—	—	—	—	(3,841,078)	(5,699,176)	(316,220)	—	(1,456,384)	(2,101,411)	—	(267,305)
From realized gains:	Institutional Class	(184,289,251)	(150,620,165)	(116,788,899)	(154,072,329)	(202,166,408)	(245,437,836)	(83,625,344)	(234,208,628)	(225,069,075)	(170,063,103)	(74,181,052)	(126,006,968)
	Advisor Class†	(905)	—	(615)	—	(647)	—	(324)	—	(546)	—	(771)	—
	Premier Class	—	—	—	—	(11,089,183)	(15,431,901)	(1,308,802)	(1,135,236)	(20,114,043)	(17,534,288)	(10,524,325)	(20,531,402)
	Retirement Class	—	—	—	—	(40,150,240)	(57,021,512)	(7,968,778)	(11,476,240)	(53,164,631)	(47,585,257)	(36,683,659)	(71,937,849)
	Retail Class	—	—	—	—	(50,876,795)	(64,788,710)	(21,868,961)	(64,325,139)	(7,500,731)	(6,548,834)	(14,387,724)	(26,332,597)
Total distributions		(205,767,355)	(170,939,333)	(160,183,935)	(181,599,610)	(334,266,999)	(430,020,758)	(124,830,866)	(317,496,058)	(379,504,841)	(331,710,184)	(137,776,505)	(250,536,449)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	133,868,201	266,783,098	130,460,164	302,888,790	225,933,485	469,640,373	348,431,316	538,325,945	327,043,580	613,321,911	80,520,569	157,140,774
	Advisor Class†	100,001	—	100,000	—	100,000	—	100,000	—	100,000	—	100,000	—
	Premier Class	—	—	—	—	15,471,375	37,117,196	7,984,587	36,151,913	22,871,778	89,350,638	7,753,886	43,270,794
	Retirement Class	—	—	—	—	16,459,096	35,736,470	135,085,738	75,818,573	24,036,145	69,594,908	9,415,593	50,018,677
	Retail Class	—	—	—	—	32,025,472	76,182,424	40,050,100	76,872,469	5,541,598	15,517,750	6,829,810	23,944,430
Reinvestments of distributions:	Institutional Class	205,766,345	170,939,333	160,183,093	181,599,610	201,389,687	251,186,038	92,435,936	240,143,011	281,259,858	235,788,117	75,511,023	130,000,380
	Premier Class	—	—	—	—	12,158,015	17,052,180	1,403,020	1,151,695	24,667,954	23,801,795	10,596,701	20,952,485
	Retirement Class	—	—	—	—	43,570,959	62,651,515	8,509,331	11,472,072	64,037,423	63,190,642	36,683,659	72,897,051
	Retail Class	—	—	—	—	53,070,805	68,261,069	21,566,863	62,585,877	8,689,204	8,404,169	14,026,684	25,928,232
Redemptions:	Institutional Class	(75,072,004)	(228,300,645)	(49,392,104)	(157,772,735)	(151,155,395)	(457,927,233)	(137,719,353)	(408,400,616)	(205,919,124)	(286,618,460)	(80,251,151)	(137,894,124)
	Premier Class	—	—	—	—	(8,642,025)	(54,401,348)	(3,618,356)	(8,684,980)	(72,978,592)	(112,275,043)	(24,316,952)	(52,146,448)
	Retirement Class	—	—	—	—	(49,528,324)	(142,297,940)	(29,876,276)	(44,398,713)	(57,356,799)	(167,326,505)	(54,726,674)	(106,009,590)
	Retail Class	—	—	—	—	(47,822,077)	(98,146,255)	(34,258,406)	(64,886,431)	(10,101,959)	(20,958,105)	(14,963,321)	(30,364,318)
Net increase (decrease) from shareholder transactions		264,662,543	209,421,786	241,351,153	326,715,665	343,031,073	265,054,489	450,094,500	516,150,815	411,891,066	531,791,817	67,179,827	197,738,343
Net increase (decrease) in net assets		41,949,892	223,422,479	83,673,393	170,720,085	(80,968,570)	151,397,342	187,018,439	522,445,340	63,544,618	241,166,674	(164,175,307)	5,475,028
NET ASSETS
Beginning of period		2,008,643,975	1,785,221,496	1,894,653,293	1,723,933,208	4,866,968,474	4,715,571,132	3,355,795,628	2,833,350,288	5,555,364,695	5,314,198,021	1,735,458,738	1,729,983,710
End of period		$2,050,593,867	$2,008,643,975	$1,978,326,686	$1,894,653,293	$4,785,999,904	$4,866,968,474	$3,542,814,067	$3,355,795,628	$5,618,909,313	$5,555,364,695	$1,571,283,431	$1,735,458,738
Undistributed net investment income (loss) included in net assets		$10,400,087	$16,431,905	$12,670,160	$34,822,806	$5,025,601	$3,105,560	$4,140,618	$7,337,535	$29,530,035	$54,942,428	$905,268	$1,597,512
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	12,697,757	22,973,085	14,711,102	29,778,990	20,334,118	38,423,948	23,266,018	34,439,098	20,982,011	34,572,992	4,256,209	7,216,770
	Advisor Class†	9,257	—	11,061	—	8,688	—	6,356	—	6,327	—	5,163	—
	Premier Class	—	—	—	—	1,359,373	2,934,179	519,471	2,257,531	1,442,649	4,953,748	413,644	1,916,983
	Retirement Class	—	—	—	—	1,392,523	2,840,914	8,521,614	4,743,621	1,488,474	3,883,158	513,614	2,302,298
	Retail Class	—	—	—	—	2,173,193	4,797,424	2,622,308	4,873,889	364,086	895,468	368,662	1,106,563
Shares reinvested:	Institutional Class	19,411,919	15,610,898	17,957,746	18,417,810	17,748,813	21,375,234	5,963,609	16,336,259	17,983,367	13,724,570	3,943,134	6,319,902
	Premier Class	—	—	—	—	1,070,942	1,448,561	90,517	78,347	1,580,266	1,387,051	556,257	1,023,570
	Retirement Class	—	—	—	—	3,781,036	5,250,699	551,480	782,542	4,104,963	3,686,735	1,963,794	3,624,915
	Retail Class	—	—	—	—	3,575,468	4,518,600	1,393,208	4,260,441	575,825	505,666	751,296	1,289,320
Shares redeemed:	Institutional Class	(7,090,583)	(19,249,526)	(5,367,659)	(15,248,649)	(13,399,021)	(36,824,954)	(8,952,241)	(25,846,550)	(12,985,263)	(15,916,514)	(4,376,786)	(6,246,044)
	Premier Class	—	—	—	—	(766,506)	(4,492,374)	(239,700)	(567,246)	(4,530,671)	(6,276,156)	(1,299,895)	(2,426,576)
	Retirement Class	—	—	—	—	(4,310,394)	(11,313,570)	(2,006,680)	(2,816,558)	(3,608,571)	(9,334,558)	(2,992,994)	(4,898,696)
	Retail Class	—	—	—	—	(3,235,014)	(6,153,789)	(2,274,862)	(4,132,739)	(653,537)	(1,213,332)	(823,992)	(1,417,108)
Net increase (decrease) from shareholder transactions		25,028,350	19,334,457	27,312,250	32,948,151	29,733,219	22,804,872	29,461,098	34,408,635	26,749,926	30,868,828	3,278,106	9,811,897
†	Advisor Class commenced operations on December 4, 2015.

80	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	81

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

								Social Choice Low Carbon				Enhanced International
		Mid-Cap Value Fund		Small-Cap Equity Fund		Social Choice Equity Fund		Equity Fund		Emerging Markets Equity Fund		Equity Index Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2016	2015	2016	2015	2016	2015	2016	2015‡	2016	2015	2016	2015
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$45,493,187	$66,041,878	$17,959,779	$19,018,070	$25,572,931	$45,716,701	$400,383	$78,252	$1,943,980	$10,972,180	$20,731,874	$36,463,204
Net realized gain (loss) on total investments		(20,581,794)	465,952,698	(57,769,135)	217,377,605	14,005,870	95,826,213	(251,068)	3,716	(62,941,185)	(91,823,010)	(56,087,175)	(8,891,026)
Net change in unrealized appreciation (depreciation) on total investments		(7,290,802)	(515,520,149)	(75,191,527)	(122,174,054)	(25,513,174)	(108,513,216)	675,170	69,247	44,157,034	(64,776,275)	(1,451,113)	(40,274,620)
Net increase (decrease) in net assets from operations		17,620,591	16,474,427	(115,000,883)	114,221,621	14,065,627	33,029,698	824,485	151,215	(16,840,171)	(145,627,105)	(36,806,414)	(12,702,442)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(47,690,885)	(44,439,232)	(15,294,296)	(13,424,422)	(24,453,439)	(18,273,805)	(188,748)	—	(9,120,009)	(10,617,067)	(37,422,438)	(38,034,012)
	Advisor Class†	(141)	—	(71)	—	(180)	—	(52)	—	(96)	—	(286)	—
	Premier Class	(5,006,213)	(5,314,962)	(1,125,473)	(1,256,516)	(1,289,080)	(1,269,066)	(4,778)	—	(80,120)	(57,318)	—	—
	Retirement Class	(12,544,437)	(13,552,066)	(2,764,208)	(3,230,852)	(5,098,702)	(4,328,497)	(12,258)	—	(206,640)	(181,046)	—	—
	Retail Class	(3,306,898)	(3,568,377)	(512,400)	(605,244)	(15,288,591)	(12,681,922)	(6,655)	—	(21,878)	(52,744)	—	—
From realized gains:	Institutional Class	(293,841,533)	(142,408,757)	(144,242,447)	(244,327,464)	(44,511,977)	(14,545,809)	(3,902)	—	—	—	—	(39,241,441)
	Advisor Class†	(876)	—	(684)	—	(325)	—	(1)	—	—	—	—	—
	Premier Class	(34,453,503)	(19,258,151)	(13,081,361)	(25,566,957)	(2,561,759)	(1,117,508)	(109)	—	—	—	—	—
	Retirement Class	(95,322,348)	(55,123,329)	(39,101,406)	(70,597,977)	(10,904,788)	(4,238,039)	(291)	—	—	—	—	—
	Retail Class	(26,138,124)	(14,250,518)	(8,133,135)	(14,133,002)	(32,289,674)	(11,302,872)	(179)	—	—	—	—	—
Total distributions		(518,304,958)	(297,915,392)	(224,255,481)	(373,142,434)	(136,398,515)	(67,757,518)	(216,973)	—	(9,428,743)	(10,908,175)	(37,422,724)	(77,275,453)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	330,780,476	530,491,945	190,387,083	376,673,720	103,348,256	249,509,870	11,333,290	28,315,526	129,951,934	265,446,733	117,269,517	331,020,769
	Advisor Class†	100,000	—	100,000	—	100,000	—	100,016	—	100,062	—	100,000	—
	Premier Class	26,383,876	90,945,804	16,496,784	52,758,701	11,506,831	20,856,583	—	1,000,000	2,857,583	9,289,942	—	—
	Retirement Class	23,051,355	59,041,929	26,665,301	78,001,717	13,449,638	31,057,079	2,814,741	1,992,614	2,083,831	20,361,509	—	—
	Retail Class	13,780,950	54,661,955	18,072,235	16,387,398	64,425,546	148,574,434	1,494,832	1,527,707	385,935	1,139,733	—	—
Reinvestments of distributions:	Institutional Class	335,010,003	184,072,274	159,321,936	257,450,380	65,889,985	31,091,166	68,971	—	9,120,009	10,617,067	37,422,438	77,275,453
	Premier Class	39,459,716	24,573,113	14,206,834	26,823,473	3,805,791	2,368,795	—	—	80,047	57,318	—	—
	Retirement Class	107,859,195	68,670,864	41,865,029	73,827,616	15,985,227	8,559,805	7,849	—	206,560	181,046	—	—
	Retail Class	28,545,566	17,389,021	8,389,168	14,329,903	46,813,660	23,532,337	2,675	—	21,109	51,672	—	—
Redemptions:	Institutional Class	(265,183,950)	(365,907,976)	(85,182,327)	(240,354,405)	(81,940,176)	(184,821,736)	(685,789)	(151)	(105,489,242)	(58,730,382)	(53,906,991)	(55,786,941)
	Advisor Class†	—	—	—	—	—	—	—	—	(50)	—	—	—
	Premier Class	(66,974,061)	(122,112,764)	(39,796,069)	(64,724,421)	(7,404,823)	(39,838,338)	—	—	(678,958)	(3,286,231)	—	—
	Retirement Class	(79,412,580)	(211,906,607)	(31,542,169)	(79,566,305)	(27,220,377)	(80,859,939)	(322,716)	(5,345)	(3,132,431)	(3,987,579)	—	—
	Retail Class	(32,931,143)	(66,120,817)	(7,976,297)	(13,836,371)	(118,846,546)	(159,706,929)	(392,262)	(16,743)	(380,339)	(1,939,578)	—	—
Net increase (decrease) from shareholder transactions		460,469,403	263,798,741	311,007,508	497,771,406	89,913,012	50,323,127	14,421,607	32,813,608	35,126,050	239,201,250	100,884,964	352,509,281
Net increase (decrease) in net assets		(40,214,964)	(17,642,224)	(28,248,856)	238,850,593	(32,419,876)	15,595,307	15,029,119	32,964,823	8,857,136	82,665,970	26,655,826	262,531,386
NET ASSETS
Beginning of period		5,145,542,788	5,163,185,012	2,889,480,261	2,650,629,668	2,701,363,216	2,685,767,909	32,964,823	—	962,138,643	879,472,673	1,292,615,523	1,030,084,137
End of period		$5,105,327,824	$5,145,542,788	$2,861,231,405	$2,889,480,261	$2,668,943,340	$2,701,363,216	$47,993,942	$32,964,823	$970,995,779	$962,138,643	$1,319,271,349	$1,292,615,523
Undistributed net investment income (loss) included in net assets		$24,163,053	$47,218,440	$9,842,371	$11,579,040	$16,433,140	$36,990,201	$267,194	$79,302	$713,194	$8,197,957	$17,214,210	$33,905,060
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,126,343	22,010,193	12,303,483	21,273,312	6,715,205	14,922,855	1,154,780	2,865,262	15,560,480	27,112,731	17,591,982	44,374,476
	Advisor Class†	4,930	—	6,279	—	6,474	—	10,364	—	11,899	—	14,673	—
	Premier Class	1,290,182	3,737,321	1,057,513	2,922,233	739,036	1,229,363	—	100,000	337,689	916,244	—	—
	Retirement Class	1,102,721	2,443,039	1,742,113	4,413,738	855,312	1,828,082	291,835	205,715	245,385	1,999,625	—	—
	Retail Class	680,966	2,279,344	1,209,376	952,875	4,625,689	9,718,363	157,963	154,453	46,529	113,859	—	—
Shares reinvested:	Institutional Class	16,675,461	7,883,181	10,077,289	15,499,722	4,314,996	1,909,777	7,199	—	1,094,839	1,071,349	5,519,534	10,838,072
	Premier Class	1,967,085	1,053,736	902,594	1,621,733	249,888	145,772	—	—	9,609	5,784	—	—
	Retirement Class	5,395,658	2,953,585	2,704,459	4,532,082	1,031,971	518,776	819	—	24,857	18,306	—	—
	Retail Class	1,451,962	759,346	546,526	886,752	3,380,047	1,584,669	279	—	2,534	5,219	—	—
Shares redeemed:	Institutional Class	(13,046,643)	(14,976,353)	(5,464,279)	(13,390,075)	(5,311,536)	(11,056,724)	(70,225)	(15)	(12,194,748)	(5,739,072)	(7,970,277)	(7,283,263)
	Advisor Class†	—	—	—	—	—	—	—	—	(6)	—	—	—
	Premier Class	(3,227,188)	(5,027,783)	(2,576,449)	(3,714,771)	(492,184)	(2,392,372)	—	—	(80,303)	(338,780)	—	—
	Retirement Class	(3,927,674)	(8,740,838)	(2,063,171)	(4,526,436)	(1,740,146)	(4,752,535)	(33,061)	(556)	(369,988)	(415,268)	—	—
	Retail Class	(1,629,671)	(2,783,394)	(537,639)	(795,700)	(8,412,018)	(10,484,694)	(42,908)	(1,761)	(44,847)	(206,100)	—	—
Net increase (decrease) from shareholder transactions		22,864,132	11,591,377	19,908,094	29,675,465	5,962,734	3,171,332	1,477,045	3,323,098	4,643,929	24,543,897	15,155,912	47,929,285
†	Advisor Class commenced operations on December 4, 2015.
‡	For the period August 7, 2015 to October 31, 2015.

82	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	83

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		Global Natural				International		Social Choice International
		Resources Fund		International Equity Fund		Opportunities Fund		Equity Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2016	2015	2016	2015	2016	2015	2016	2015 ‡
		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$2,469,468	$6,715,828	$23,291,966	$60,720,708	$7,170,457	$14,530,317	$265,060	$77,936
Net realized gain (loss) on total investments		(28,823,067)	(40,177,958)	(183,077,510)	(108,746,752)	7,158,583	(36,886,384)	(82,083)	(4,229)
Net change in unrealized appreciation (depreciation) on total investments		39,486,737	(14,527,303)	39,785,878	154,994,018	(35,423,468)	40,211,878	(562,575)	(997,067)
Net increase (decrease) in net assets from operations		13,133,138	(47,989,433)	(119,999,666)	106,967,974	(21,094,428)	17,855,811	(379,598)	(923,360)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(5,601,178)	(4,000,554)	(34,393,641)	(34,377,261)	(14,300,760)	(10,715,553)	(104,087)	—
	Advisor Class†	(248)	—	(122)	—	(120)	—	(63)	—
	Premier Class	(78,600)	(75,410)	(2,714,360)	(3,688,826)	(11,121)	(8,671)	(5,543)	—
	Retirement Class	(245,740)	(154,589)	(5,761,383)	(7,508,884)	(75,311)	(28,967)	(10,123)	—
	Retail Class	(101,273)	(78,885)	(12,557,364)	(5,318,685)	(14,068)	(17,344)	(4,910)	—
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—
	Advisor Class†	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	—
Total distributions		(6,027,039)	(4,309,438)	(55,426,870)	(50,893,656)	(14,401,380)	(10,770,535)	(124,726)	—
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	42,646,425	70,357,696	268,206,028	632,653,848	141,745,023	218,689,346	311,710	17,038,476
	Advisor Class†	100,040	—	100,022	—	100,008	—	100,038	—
	Premier Class	250,774	2,456,671	13,213,015	72,675,972	—	16	—	1,000,000
	Retirement Class	3,500,680	5,446,514	6,495,816	74,988,824	1,869,123	8,798,025	725,822	1,637,782
	Retail Class	1,177,858	2,555,894	479,489,480	33,200,251	544,413	2,050,561	780,009	1,051,920
Reinvestments of distributions:	Institutional Class	5,601,178	4,000,554	34,143,721	34,283,727	14,300,760	10,715,553	251	—
	Premier Class	69,070	75,410	2,705,351	3,688,012	—	8,671	—	—
	Retirement Class	245,740	154,589	5,760,455	7,505,902	75,209	28,967	4,728	—
	Retail Class	94,405	75,982	12,401,106	5,139,852	13,814	17,246	256	—
Redemptions:	Institutional Class	(22,927,621)	(29,539,544)	(194,688,923)	(284,194,199)	(68,706,949)	(111,789,878)	(92,441)	—
	Premier Class	(106,262)	(2,057,727)	(50,593,774)	(102,747,277)	—	—	—	—
	Retirement Class	(1,730,329)	(3,019,264)	(60,132,515)	(135,024,745)	(2,577,075)	(3,666,267)	(50,052)	(4,097)
	Retail Class	(745,573)	(2,682,665)	(52,262,069)	(38,856,705)	(770,801)	(2,514,050)	(9,370)	(6,683)
Net increase (decrease) from shareholder transactions		28,176,385	47,824,110	464,837,713	303,313,462	86,593,525	122,338,190	1,770,951	20,717,398
Net increase (decrease) in net assets		35,282,484	(4,474,761)	289,411,177	359,387,780	51,097,717	129,423,466	1,266,627	19,794,038
NET ASSETS
Beginning of period		251,881,880	256,356,641	4,053,356,035	3,693,968,255	1,178,308,023	1,048,884,557	19,794,038	—
End of period		$287,164,364	$251,881,880	$4,342,767,212	$4,053,356,035	$1,229,405,740	$1,178,308,023	$21,060,665	$19,794,038
Undistributed net investment income (loss) included in net assets		$1,808,034	$5,365,605	$23,115,028	$55,249,932	$6,108,537	$13,339,460	$223,303	$82,969
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	6,617,699	8,715,992	26,301,939	57,130,624	14,722,791	20,809,637	34,864	1,704,106
	Advisor Class†	15,327	—	9,784	—	9,892	—	10,963	—
	Premier Class	37,013	289,341	1,312,476	6,373,932	—	—	—	100,000
	Retirement Class	513,876	665,897	615,352	6,356,179	190,241	788,309	80,598	169,067
	Retail Class	176,431	313,036	66,043,729	4,352,299	54,233	185,221	85,931	105,443
Shares reinvested:	Institutional Class	860,396	483,159	3,350,709	3,252,726	1,422,961	1,065,164	28	—
	Premier Class	10,610	9,118	265,751	350,572	—	863	—	—
	Retirement Class	37,690	18,670	545,498	687,984	7,484	2,882	520	—
	Retail Class	14,480	9,177	1,807,741	718,860	1,373	1,716	28	—
Shares redeemed:	Institutional Class	(3,387,776)	(3,601,237)	(19,088,434)	(24,924,427)	(6,883,187)	(10,278,103)	(10,203)	—
	Premier Class	(15,932)	(249,866)	(4,943,379)	(9,547,286)	—	—	—	—
	Retirement Class	(264,080)	(355,738)	(5,711,018)	(11,658,746)	(258,458)	(345,202)	(5,676)	(444)
	Retail Class	(110,953)	(337,487)	(7,688,231)	(5,139,491)	(77,097)	(237,595)	(1,002)	(701)
Net increase (decrease) from shareholder transactions		4,504,781	5,960,062	62,821,917	27,953,226	9,190,233	11,992,892	196,051	2,077,471
†	Advisor Class commenced operations on December 4, 2015.
‡	For the period August 7, 2015 to October 31, 2015.

84	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	85

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year ended		beginning of period	income (loss	)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period

ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/16	#	$12.12	$0.08		$(0.21)	$(0.13)	$(0.13)	$(1.11)	$(1.24)	$10.75
	10/31/15		12.19	0.12		0.98	1.10	(0.14)	(1.03)	(1.17)	12.12
	10/31/14		11.53	0.14		1.44	1.58	(0.12)	(0.80)	(0.92)	12.19
	10/31/13		9.65	0.14		2.22	2.36	(0.12)	(0.36)	(0.48)	11.53
	10/31/12		9.54	0.11		0.93	1.04	(0.10)	(0.83)	(0.93)	9.65
	10/31/11		9.05	0.10		0.86	0.96	(0.09)	(0.38)	(0.47)	9.54
Advisor Class:	4/30/16	#‡	12.28	0.06		(0.36)	(0.30)	(0.13)	(1.11)	(1.24)	10.74

ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/16	#	10.12	0.10		(0.13)	(0.03)	(0.23)	(0.63)	(0.86)	9.23
	10/31/15		11.18	0.23		(0.11)	0.12	(0.18)	(1.00)	(1.18)	10.12
	10/31/14		10.64	0.17		1.23	1.40	(0.16)	(0.70)	(0.86)	11.18
	10/31/13		8.64	0.18		2.20	2.38	(0.19)	(0.19)	(0.38)	10.64
	10/31/12		8.01	0.17		0.94	1.11	(0.15)	(0.33)	(0.48)	8.64
	10/31/11		7.72	0.15		0.32	0.47	(0.11)	(0.07)	(0.18)	8.01
Advisor Class:	4/30/16	#‡	10.18	0.09		(0.19)	(0.10)	(0.23)	(0.63)	(0.86)	9.22

GROWTH & INCOME FUND
Institutional Class:	4/30/16	#	12.50	0.08		(0.32)	(0.24)	(0.08)	(0.82)	(0.90)	11.36
	10/31/15		12.96	0.13		0.65	0.78	(0.14)	(1.10)	(1.24)	12.50
	10/31/14		12.64	0.13		1.64	1.77	(0.14)	(1.31)	(1.45)	12.96
	10/31/13		10.34	0.15		2.76	2.91	(0.16)	(0.45)	(0.61)	12.64
	10/31/12		9.21	0.13		1.22	1.35	(0.14)	(0.08)	(0.22)	10.34
	10/31/11		8.53	0.10		0.68	0.78	(0.10)	—	(0.10)	9.21
Advisor Class:	4/30/16	#‡	12.71	0.06		(0.51)	(0.45)	(0.08)	(0.82)	(0.90)	11.36
Premier Class:	4/30/16	#	12.51	0.07		(0.31)	(0.24)	(0.08)	(0.82)	(0.90)	11.37
	10/31/15		12.96	0.12		0.65	0.77	(0.12)	(1.10)	(1.22)	12.51
	10/31/14		12.65	0.11		1.63	1.74	(0.12)	(1.31)	(1.43)	12.96
	10/31/13		10.35	0.14		2.75	2.89	(0.14)	(0.45)	(0.59)	12.65
	10/31/12		9.21	0.12		1.23	1.35	(0.13)	(0.08)	(0.21)	10.35
	10/31/11		8.53	0.09		0.68	0.77	(0.09)	—	(0.09)	9.21
Retirement Class:	4/30/16	#	12.68	0.07		(0.32)	(0.25)	(0.07)	(0.82)	(0.89)	11.54
	10/31/15		13.13	0.11		0.65	0.76	(0.11)	(1.10)	(1.21)	12.68
	10/31/14		12.79	0.10		1.66	1.76	(0.11)	(1.31)	(1.42)	13.13
	10/31/13		10.46	0.13		2.78	2.91	(0.13)	(0.45)	(0.58)	12.79
	10/31/12		9.31	0.11		1.24	1.35	(0.12)	(0.08)	(0.20)	10.46
	10/31/11		8.62	0.08		0.69	0.77	(0.08)	—	(0.08)	9.31
Retail Class:	4/30/16	#	16.08	0.09		(0.41)	(0.32)	(0.06)	(0.82)	(0.88)	14.88
	10/31/15		16.31	0.12		0.84	0.96	(0.09)	(1.10)	(1.19)	16.08
	10/31/14		15.55	0.12		2.04	2.16	(0.09)	(1.31)	(1.40)	16.31
	10/31/13		12.59	0.14		3.38	3.52	(0.11)	(0.45)	(0.56)	15.55
	10/31/12		11.16	0.12		1.49	1.61	(0.10)	(0.08)	(0.18)	12.59
	10/31/11		10.32	0.10		0.82	0.92	(0.08)	—	(0.08)	11.16

86	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

					Ratios and supplemental data

	For the
	Period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/16	#	(0.92)%[b]		$2,050,494		0.34%[c]		0.34%[c]		1.57%[c]		51%[b]
	10/31/15		10.08		2,008,644		0.34		0.34		1.06		112
	10/31/14		14.75		1,785,221		0.35		0.35		1.22		105
	10/31/13		25.73		1,471,091		0.37		0.37		1.34		104
	10/31/12		12.07		1,007,636		0.38		0.38		1.16		150
	10/31/11		10.78		818,884		0.38		0.37		1.05		121
Advisor Class:	4/30/16	#‡	(2.32	)be	99		0.56	[c]	0.49	[c]	1.34	[c]	51	[b]

ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/16	#	(0.02)[b]		1,978,225		0.34	[c]	0.34	[c]	2.30	[c]	39	[b]
	10/31/15		1.34		1,894,653		0.35		0.35		2.26		89
	10/31/14		14.29		1,723,933		0.35		0.35		1.63		91
	10/31/13		28.65		1,415,633		0.36		0.36		1.86		80
	10/31/12		14.73		1,050,177		0.38		0.38		2.12		87
	10/31/11		6.19		800,221		0.38		0.37		1.79		114
Advisor Class:	4/30/16	#‡	(0.73	)bf	102		0.57	[c]	0.49	[c]	2.56	[c]	39	[b]

GROWTH & INCOME FUND
Institutional Class:	4/30/16	#	(1.83)[b]		3,077,853		0.42	[c]	0.42	[c]	1.47	[c]	44	[b]
	10/31/15		6.74		3,078,681		0.43		0.43		1.08		90
	10/31/14		15.48		2,893,199		0.44		0.44		1.06		98
	10/31/13		29.53		2,307,313		0.45		0.45		1.35		146
	10/31/12		14.83		1,547,720		0.46		0.46		1.33		111
	10/31/11		9.20		1,105,465		0.47		0.47		1.09		116
Advisor Class:	4/30/16	#‡	(3.50	)bg	99		0.65	[c]	0.57	[c]	1.28	[c]	44	[b]
Premier Class:	4/30/16	#	(1.90)[b]		170,484		0.57	[c]	0.57	[c]	1.32	[c]	44	[b]
	10/31/15		6.65		166,799		0.58		0.58		0.94		90
	10/31/14		15.30		174,273		0.59		0.59		0.92		98
	10/31/13		29.20		169,367		0.60		0.60		1.23		146
	10/31/12		14.77		152,950		0.61		0.61		1.20		111
	10/31/11		9.03		126,358		0.62		0.62		0.95		116
Retirement Class:	4/30/16	#	(1.93)[b]		577,215		0.67	[c]	0.67	[c]	1.22	[c]	44	[b]
	10/31/15		6.45		623,557		0.68		0.68		0.84		90
	10/31/14		15.26		687,630		0.69		0.69		0.82		98
	10/31/13		29.05		623,206		0.70		0.70		1.12		146
	10/31/12		14.61		528,574		0.71		0.71		1.08		111
	10/31/11		8.92		393,410		0.72		0.72		0.86		116
Retail Class:	4/30/16	#	(1.95)[b]		960,349		0.73	[c]	0.73	[c]	1.16	[c]	44	[b]
	10/31/15		6.43		997,931		0.73		0.73		0.78		90
	10/31/14		15.12		960,469		0.76		0.76		0.75		98
	10/31/13		28.98		857,921		0.79		0.79		1.03		146
	10/31/12		14.52		674,389		0.82		0.82		0.99		111
	10/31/11		8.90		569,318		0.72		0.72		0.85		116

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	87

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year ended		beginning of period	income (loss	)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/16	#	$16.37	$0.04		$(0.70)	$(0.66)	$(0.06)	$(0.54)	$(0.60)	$15.11
	10/31/15		16.61	0.05		1.59	1.64	(0.05)	(1.83)	(1.88)	16.37
	10/31/14		15.11	0.06		2.54	2.60	(0.06)	(1.04)	(1.10)	16.61
	10/31/13		11.65	0.08		3.75	3.83	(0.05)	(0.32)	(0.37)	15.11
	10/31/12		10.64	0.05		1.09	1.14	(0.03)	(0.10)	(0.13)	11.65
	10/31/11		9.91	0.04		0.72	0.76	(0.03)	—	(0.03)	10.64
Advisor Class:	4/30/16	#‡	16.72	0.01		(1.03)	(1.02)	(0.06)	(0.54)	(0.60)	15.10
Premier Class:	4/30/16	#	16.35	0.03		(0.71)	(0.68)	(0.04)	(0.54)	(0.58)	15.09
	10/31/15		16.58	0.02		1.61	1.63	(0.03)	(1.83)	(1.86)	16.35
	10/31/14		15.10	0.03		2.53	2.56	(0.04)	(1.04)	(1.08)	16.58
	10/31/13		11.63	0.06		3.76	3.82	(0.03)	(0.32)	(0.35)	15.10
	10/31/12		10.62	0.04		1.09	1.13	(0.02)	(0.10)	(0.12)	11.63
	10/31/11		9.90	0.02		0.73	0.75	(0.03)	—	(0.03)	10.62
Retirement Class:	4/30/16	#	16.28	0.01		(0.69)	(0.68)	(0.04)	(0.54)	(0.58)	15.02
	10/31/15		16.52	0.01		1.58	1.59	—	(1.83)	(1.83)	16.28
	10/31/14		15.04	0.02		2.53	2.55	(0.03)	(1.04)	(1.07)	16.52
	10/31/13		11.60	0.04		3.75	3.79	(0.03)	(0.32)	(0.35)	15.04
	10/31/12		10.60	0.03		1.08	1.11	(0.01)	(0.10)	(0.11)	11.60
	10/31/11		9.87	0.01		0.73	0.74	(0.01)	—	(0.01)	10.60
Retail Class:	4/30/16	#	16.31	0.01		(0.70)	(0.69)	(0.01)	(0.54)	(0.55)	15.07
	10/31/15		16.55	0.00	[d]	1.59	1.59	—	(1.83)	(1.83)	16.31
	10/31/14		15.06	0.00	[d]	2.53	2.53	0.00 [d]	(1.04)	(1.04)	16.55
	10/31/13		11.61	0.03		3.74	3.77	0.00 [d]	(0.32)	(0.32)	15.06
	10/31/12		10.61	0.01		1.09	1.10	0.00 [d]	(0.10)	(0.10)	11.61
	10/31/11		9.89	0.01		0.72	0.73	(0.01)	—	(0.01)	10.61

LARGE-CAP VALUE FUND
Institutional Class:	4/30/16	#	17.59	0.15		(0.14)	0.01	(0.24)	(0.97)	(1.21)	16.39
	10/31/15		18.64	0.24		(0.11)	0.13	(0.33)	(0.85)	(1.18)	17.59
	10/31/14		18.13	0.33		1.65	1.98	(0.24)	(1.23)	(1.47)	18.64
	10/31/13		14.11	0.29		4.05	4.34	(0.27)	(0.05)	(0.32)	18.13
	10/31/12		12.27	0.26		1.77	2.03	(0.19)	—	(0.19)	14.11
	10/31/11		12.21	0.19		0.03	0.22	(0.16)	—	(0.16)	12.27
Advisor Class:	4/30/16	#‡	17.69	0.10		(0.20)	(0.10)	(0.24)	(0.97)	(1.21)	16.38
Premier Class:	4/30/16	#	17.53	0.14		(0.12)	0.02	(0.22)	(0.97)	(1.19)	16.36
	10/31/15		18.59	0.22		(0.13)	0.09	(0.30)	(0.85)	(1.15)	17.53
	10/31/14		18.09	0.30		1.65	1.95	(0.22)	(1.23)	(1.45)	18.59
	10/31/13		14.08	0.27		4.04	4.31	(0.25)	(0.05)	(0.30)	18.09
	10/31/12		12.24	0.24		1.77	2.01	(0.17)	—	(0.17)	14.08
	10/31/11		12.20	0.17		0.02	0.19	(0.15)	—	(0.15)	12.24
Retirement Class:	4/30/16	#	17.50	0.13		(0.12)	0.01	(0.20)	(0.97)	(1.17)	16.34
	10/31/15		18.55	0.20		(0.12)	0.08	(0.28)	(0.85)	(1.13)	17.50
	10/31/14		18.05	0.29		1.64	1.93	(0.20)	(1.23)	(1.43)	18.55
	10/31/13		14.05	0.25		4.03	4.28	(0.23)	(0.05)	(0.28)	18.05
	10/31/12		12.21	0.22		1.77	1.99	(0.15)	—	(0.15)	14.05
	10/31/11		12.15	0.16		0.03	0.19	(0.13)	—	(0.13)	12.21
Retail Class:	4/30/16	#	16.96	0.12		(0.12)	0.00 [d]	(0.19)	(0.97)	(1.16)	15.80
	10/31/15		18.01	0.18		(0.11)	0.07	(0.27)	(0.85)	(1.12)	16.96
	10/31/14		17.57	0.27		1.59	1.86	(0.19)	(1.23)	(1.42)	18.01
	10/31/13		13.68	0.22		3.94	4.16	(0.22)	(0.05)	(0.27)	17.57
	10/31/12		11.91	0.20		1.72	1.92	(0.15)	—	(0.15)	13.68
	10/31/11		11.86	0.15		0.03	0.18	(0.13)	—	(0.13)	11.91

88	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/16	#	(4.12)%[b]		$2,631,008		0.44%[c]		0.44%[c]		0.49%[c]		35%[b]
	10/31/15		11.14		2,518,469		0.44		0.44		0.32		80
	10/31/14		18.18		2,140,596		0.46		0.46		0.37		96
	10/31/13		33.71		1,581,268		0.46		0.46		0.61		102
	10/31/12		10.95		1,082,094		0.47		0.47		0.48		148
	10/31/11		7.71		843,064		0.48		0.48		0.34		160
Advisor Class:	4/30/16	#‡	(6.20	)bh	96		0.67	[c]	0.59	[c]	0.25	[c]	35	[b]
Premier Class:	4/30/16	#	(4.23)[b]		40,656		0.59	[c]	0.59	[c]	0.34	[c]	35	[b]
	10/31/15		11.06		37,977		0.59		0.59		0.14		80
	10/31/14		17.91		9,194		0.61		0.61		0.21		96
	10/31/13		33.68		5,110		0.62		0.62		0.48		102
	10/31/12		10.72		4,288		0.63		0.63		0.35		148
	10/31/11		7.55		10,205		0.63		0.63		0.20		160
Retirement Class:	4/30/16	#	(4.28)[b]		240,555		0.79	[c]	0.77	[c]	0.14	[c]	35	[b]
	10/31/15		10.83		145,672		0.70		0.70		0.07		80
	10/31/14		17.89		102,990		0.71		0.71		0.13		96
	10/31/13		33.49		191,225		0.71		0.71		0.34		102
	10/31/12		10.57		111,273		0.72		0.72		0.23		148
	10/31/11		7.49		69,209		0.73		0.73		0.10		160
Retail Class:	4/30/16	#	(4.32)[b]		630,499		0.77	[c]	0.77	[c]	0.16	[c]	35	[b]
	10/31/15		10.81		653,677		0.78		0.78		(0.01)		80
	10/31/14		17.75		580,569		0.81		0.81		0.02		96
	10/31/13		33.29		493,908		0.85		0.85		0.24		102
	10/31/12		10.44		387,606		0.89		0.89		0.06		148
	10/31/11		7.41		367,733		0.79		0.79		0.05		160

LARGE-CAP VALUE FUND
Institutional Class:	4/30/16	#	0.45	[b]	4,240,693		0.42	[c]	0.39	[c]	1.87	[c]	31	[b]
	10/31/15		0.83		4,091,753		0.42		0.41		1.35		61
	10/31/14		11.78		3,734,156		0.44		0.44		1.84		49
	10/31/13		31.38		2,837,163		0.45		0.45		1.78		54
	10/31/12		16.79		1,774,248		0.46		0.46		1.93		63
	10/31/11		1.77		1,210,661		0.47		0.47		1.48		68
Advisor Class:	4/30/16	#‡	(0.26	)bi	104		0.64	[c]	0.54	[c]	1.59	[c]	31	[b]
Premier Class:	4/30/16	#	0.41	[b]	311,031		0.57	[c]	0.54	[c]	1.73	[c]	31	[b]
	10/31/15		0.62		359,857		0.57		0.56		1.20		61
	10/31/14		11.59		380,387		0.59		0.59		1.70		49
	10/31/13		31.21		331,817		0.60		0.60		1.65		54
	10/31/12		16.66		267,987		0.61		0.61		1.79		63
	10/31/11		1.54		189,354		0.62		0.62		1.31		68
Retirement Class:	4/30/16	#	0.34	[b]	938,378		0.67	[c]	0.64	[c]	1.62	[c]	31	[b]
	10/31/15		0.53		970,460		0.67		0.66		1.11		61
	10/31/14		11.51		1,061,428		0.69		0.69		1.62		49
	10/31/13		31.06		1,162,308		0.70		0.70		1.54		54
	10/31/12		16.53		794,585		0.71		0.71		1.70		63
	10/31/11		1.52		704,222		0.72		0.72		1.22		68
Retail Class:	4/30/16	#	0.28	[b]	128,704		0.73	[c]	0.70	[c]	1.56	[c]	31	[b]
	10/31/15		0.51		133,294		0.74		0.72		1.04		61
	10/31/14		11.39		138,226		0.76		0.76		1.53		49
	10/31/13		30.94		125,958		0.80		0.80		1.44		54
	10/31/12		16.36		86,119		0.84		0.84		1.58		63
	10/31/11		1.49		79,489		0.72		0.72		1.22		68

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	89

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

MID-CAP GROWTH FUND
Institutional Class:	4/30/16	#	$21.47	$0.03		$(1.10)	$(1.07)	$(0.04)	$(1.67)	$(1.71)	$18.69
	10/31/15		24.31	0.05		0.67	0.72	(0.11)	(3.45)	(3.56)	21.47
	10/31/14		25.18	0.10		2.24	2.34	(0.06)	(3.15)	(3.21)	24.31
	10/31/13		19.94	0.10		6.33	6.43	(0.15)	(1.04)	(1.19)	25.18
	10/31/12		18.75	0.11		1.80	1.91	—	(0.72)	(0.72)	19.94
	10/31/11		17.57	0.03		1.15	1.18	—	—	—	18.75
Advisor Class:	4/30/16	#‡	21.70	0.00	[d]	(1.31)	(1.31)	(0.04)	(1.67)	(1.71)	18.68
Premier Class:	4/30/16	#	21.34	0.01		(1.09)	(1.08)	(0.01)	(1.67)	(1.68)	18.58
	10/31/15		24.18	0.01		0.67	0.68	(0.07)	(3.45)	(3.52)	21.34
	10/31/14		25.05	0.06		2.25	2.31	(0.03)	(3.15)	(3.18)	24.18
	10/31/13		19.84	0.07		6.30	6.37	(0.12)	(1.04)	(1.16)	25.05
	10/31/12		18.69	0.08		1.79	1.87	—	(0.72)	(0.72)	19.84
	10/31/11		17.54	0.00	[d]	1.15	1.15	—	—	—	18.69
Retirement Class:	4/30/16	#	20.94	0.00	[d]	(1.06)	(1.06)	—	(1.67)	(1.67)	18.21
	10/31/15		23.79	(0.01)		0.66	0.65	(0.05)	(3.45)	(3.50)	20.94
	10/31/14		24.70	0.04		2.20	2.24	0.00 [d]	(3.15)	(3.15)	23.79
	10/31/13		19.58	0.05		6.21	6.26	(0.10)	(1.04)	(1.14)	24.70
	10/31/12		18.47	0.06		1.77	1.83	—	(0.72)	(0.72)	19.58
	10/31/11		17.35	(0.02)		1.14	1.12	—	—	—	18.47
Retail Class:	4/30/16	#	20.93	(0.00)[d]		(1.07)	(1.07)	—	(1.67)	(1.67)	18.19
	10/31/15		23.78	(0.02)		0.65	0.63	(0.03)	(3.45)	(3.48)	20.93
	10/31/14		24.71	0.02		2.20	2.22	—	(3.15)	(3.15)	23.78
	10/31/13		19.58	0.03		6.22	6.25	(0.08)	(1.04)	(1.12)	24.71
	10/31/12		18.49	0.04		1.77	1.81	—	(0.72)	(0.72)	19.58
	10/31/11		17.37	(0.02)		1.14	1.12	—	—	—	18.49

MID-CAP VALUE FUND
Institutional Class:	4/30/16	#	23.57	0.20		(0.21)	(0.01)	(0.33)	(2.06)	(2.39)	21.17
	10/31/15		24.98	0.33		(0.27)	0.06	(0.35)	(1.12)	(1.47)	23.57
	10/31/14		23.44	0.33		2.92	3.25	(0.29)	(1.42)	(1.71)	24.98
	10/31/13		18.50	0.33		5.26	5.59	(0.32)	(0.33)	(0.65)	23.44
	10/31/12		16.65	0.28		1.80	2.08	(0.23)	—	(0.23)	18.50
	10/31/11		15.96	0.23		0.70	0.93	(0.24)	—	(0.24)	16.65
Advisor Class:	4/30/16	#‡	23.48	0.14		(0.08)	0.06	(0.33)	(2.06)	(2.39)	21.15
Premier Class:	4/30/16	#	23.51	0.19		(0.22)	(0.03)	(0.30)	(2.06)	(2.36)	21.12
	10/31/15		24.91	0.29		(0.26)	0.03	(0.31)	(1.12)	(1.43)	23.51
	10/31/14		23.38	0.30		2.91	3.21	(0.26)	(1.42)	(1.68)	24.91
	10/31/13		18.46	0.30		5.24	5.54	(0.29)	(0.33)	(0.62)	23.38
	10/31/12		16.61	0.26		1.79	2.05	(0.20)	—	(0.20)	18.46
	10/31/11		15.94	0.22		0.68	0.90	(0.23)	—	(0.23)	16.61
Retirement Class:	4/30/16	#	23.41	0.17		(0.20)	(0.03)	(0.27)	(2.06)	(2.33)	21.05
	10/31/15		24.81	0.27		(0.28)	(0.01)	(0.27)	(1.12)	(1.39)	23.41
	10/31/14		23.29	0.27		2.91	3.18	(0.24)	(1.42)	(1.66)	24.81
	10/31/13		18.39	0.28		5.22	5.50	(0.27)	(0.33)	(0.60)	23.29
	10/31/12		16.54	0.24		1.79	2.03	(0.18)	—	(0.18)	18.39
	10/31/11		15.86	0.20		0.68	0.88	(0.20)	—	(0.20)	16.54
Retail Class:	4/30/16	#	23.05	0.17		(0.21)	(0.04)	(0.26)	(2.06)	(2.32)	20.69
	10/31/15		24.46	0.25		(0.26)	(0.01)	(0.28)	(1.12)	(1.40)	23.05
	10/31/14		22.98	0.25		2.86	3.11	(0.21)	(1.42)	(1.63)	24.46
	10/31/13		18.15	0.27		5.16	5.43	(0.27)	(0.33)	(0.60)	22.98
	10/31/12		16.35	0.22		1.76	1.98	(0.18)	—	(0.18)	18.15
	10/31/11		15.68	0.21		0.67	0.88	(0.21)	—	(0.21)	16.35

90	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

MID-CAP GROWTH FUND
Institutional Class:	4/30/16	#	(5.15)%[b]		$896,655		0.47%[c]		0.47%[c]		0.27%[c]		36%[b]
	10/31/15		3.61		948,072		0.47		0.47		0.20		104
	10/31/14		10.64		896,227		0.47		0.47		0.42		104
	10/31/13		34.07		915,882		0.47		0.47		0.46		105
	10/31/12		10.66		586,349		0.48		0.48		0.59		85
	10/31/11		6.72		409,941		0.49		0.49		0.16		81
Advisor Class:	4/30/16	#‡	(6.22	)bj	96		0.70	[c]	0.62	[c]	0.04	[c]	36	[b]
Premier Class:	4/30/16	#	(5.24)[b]		112,408		0.62	[c]	0.62	[c]	0.14	[c]	36	[b]
	10/31/15		3.44		136,135		0.62		0.62		0.05		104
	10/31/14		10.48		141,798		0.62		0.62		0.27		104
	10/31/13		33.93		177,935		0.62		0.62		0.33		105
	10/31/12		10.48		159,806		0.63		0.63		0.41		85
	10/31/11		6.56		165,209		0.64		0.64		0.01		81
Retirement Class:	4/30/16	#	(5.25)[b]		399,975		0.72	[c]	0.72	[c]	0.03	[c]	36	[b]
	10/31/15		3.32		470,864		0.72		0.72		(0.04)		104
	10/31/14		10.40		510,331		0.72		0.72		0.17		104
	10/31/13		33.71		570,942		0.72		0.72		0.25		105
	10/31/12		10.38		476,061		0.73		0.73		0.30		85
	10/31/11		6.52		505,020		0.74		0.74		(0.10)		81
Retail Class:	4/30/16	#	(5.25)[b]		162,149		0.79	[c]	0.79	[c]	(0.04)[c]		36	[b]
	10/31/15		3.27		180,387		0.78		0.78		(0.11)		104
	10/31/14		10.29		181,627		0.79		0.79		0.10		104
	10/31/13		33.64		175,018		0.82		0.82		0.13		105
	10/31/12		10.26		125,453		0.84		0.84		0.20		85
	10/31/11		6.45		115,367		0.74		0.74		(0.10)		81

MID-CAP VALUE FUND
Institutional Class:	4/30/16	#	0.51	[b]	3,433,638		0.41	[c]	0.36	[c]	1.95	[c]	28	[b]
	10/31/15		0.27		3,357,973		0.42		0.39		1.34		39
	10/31/14		14.91		3,186,049		0.44		0.43		1.37		28
	10/31/13		31.23		2,181,142		0.45		0.45		1.59		46
	10/31/12		12.66		1,393,965		0.46		0.46		1.61		33
	10/31/11		5.83		965,871		0.46		0.46		1.36		39
Advisor Class:	4/30/16	#‡	0.79	bk	104		0.63	[c]	0.51	[c]	1.75	[c]	28	[b]
Premier Class:	4/30/16	#	0.43	[b]	355,449		0.56	[c]	0.51	[c]	1.83	[c]	28	[b]
	10/31/15		0.10		394,843		0.57		0.54		1.20		39
	10/31/14		14.73		424,326		0.59		0.58		1.27		28
	10/31/13		31.00		457,994		0.60		0.60		1.46		46
	10/31/12		12.53		378,125		0.61		0.61		1.47		33
	10/31/11		5.71		313,155		0.61		0.61		1.30		39
Retirement Class:	4/30/16	#	0.39	[b]	1,039,596		0.66	[c]	0.61	[c]	1.71	[c]	28	[b]
	10/31/15		0.00		1,096,242		0.67		0.64		1.10		39
	10/31/14		14.62		1,244,449		0.69		0.68		1.16		28
	10/31/13		30.87		1,542,181		0.70		0.70		1.37		46
	10/31/12		12.41		1,233,934		0.71		0.71		1.39		33
	10/31/11		5.62		1,190,007		0.71		0.71		1.18		39
Retail Class:	4/30/16	#	0.35	[b]	276,541		0.71	[c]	0.66	[c]	1.67	[c]	28	[b]
	10/31/15		(0.02)		296,484		0.71		0.69		1.05		39
	10/31/14		14.52		308,362		0.75		0.74		1.08		28
	10/31/13		30.83		255,059		0.76		0.76		1.30		46
	10/31/12		12.27		199,693		0.81		0.81		1.26		33
	10/31/11		5.59		155,210		0.70		0.70		1.22		39

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	91

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SMALL-CAP EQUITY FUND
Institutional Class:	4/30/16	#	$17.62	$0.11		$(0.80)	$(0.69)	$(0.13)	$(1.23)	$(1.36)	$15.57
	10/31/15		19.70	0.13		0.55	0.68	(0.14)	(2.62)	(2.76)	17.62
	10/31/14		19.79	0.15		1.53	1.68	(0.16)	(1.61)	(1.77)	19.70
	10/31/13		14.63	0.18		5.43	5.61	(0.18)	(0.27)	(0.45)	19.79
	10/31/12		13.88	0.13		1.15	1.28	(0.10)	(0.43)	(0.53)	14.63
	10/31/11		13.13	0.08		0.74	0.82	(0.07)	—	(0.07)	13.88
Advisor Class:	4/30/16	#‡	18.05	0.07		(1.20)	(1.13)	(0.13)	(1.23)	(1.36)	15.56
Premier Class:	4/30/16	#	17.53	0.10		(0.80)	(0.70)	(0.11)	(1.23)	(1.34)	15.49
	10/31/15		19.62	0.11		0.55	0.66	(0.13)	(2.62)	(2.75)	17.53
	10/31/14		19.74	0.13		1.51	1.64	(0.15)	(1.61)	(1.76)	19.62
	10/31/13		14.59	0.16		5.41	5.57	(0.15)	(0.27)	(0.42)	19.74
	10/31/12		13.85	0.11		1.15	1.26	(0.09)	(0.43)	(0.52)	14.59
	10/31/11		13.11	0.06		0.75	0.81	(0.07)	—	(0.07)	13.85
Retirement Class:	4/30/16	#	17.25	0.09		(0.79)	(0.70)	(0.09)	(1.23)	(1.32)	15.23
	10/31/15		19.36	0.09		0.54	0.63	(0.12)	(2.62)	(2.74)	17.25
	10/31/14		19.51	0.11		1.49	1.60	(0.14)	(1.61)	(1.75)	19.36
	10/31/13		14.42	0.14		5.36	5.50	(0.14)	(0.27)	(0.41)	19.51
	10/31/12		13.68	0.09		1.14	1.23	(0.06)	(0.43)	(0.49)	14.42
	10/31/11		12.94	0.04		0.74	0.78	(0.04)	—	(0.04)	13.68
Retail Class:	4/30/16	#	17.10	0.08		(0.77)	(0.69)	(0.08)	(1.23)	(1.31)	15.10
	10/31/15		19.22	0.07		0.54	0.61	(0.11)	(2.62)	(2.73)	17.10
	10/31/14		19.39	0.09		1.48	1.57	(0.13)	(1.61)	(1.74)	19.22
	10/31/13		14.33	0.12		5.33	5.45	(0.12)	(0.27)	(0.39)	19.39
	10/31/12		13.62	0.07		1.13	1.20	(0.06)	(0.43)	(0.49)	14.33
	10/31/11		12.89	0.04		0.73	0.77	(0.04)	—	(0.04)	13.62

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/16	#	16.71	0.16		(0.09)	0.07	(0.30)	(0.55)	(0.85)	15.93
	10/31/15		16.91	0.30		(0.07)	0.23	(0.24)	(0.19)	(0.43)	16.71
	10/31/14		15.08	0.27		1.92	2.19	(0.22)	(0.14)	(0.36)	16.91
	10/31/13		11.72	0.25		3.35	3.60	(0.24)	—	(0.24)	15.08
	10/31/12		10.75	0.23		0.93	1.16	(0.19)	—	(0.19)	11.72
	10/31/11		10.21	0.19		0.52	0.71	(0.17)	—	(0.17)	10.75
Advisor Class:	4/30/16	#‡	16.78	0.11		(0.12)	(0.01)	(0.30)	(0.55)	(0.85)	15.92
Premier Class:	4/30/16	#	16.65	0.15		(0.10)	0.05	(0.27)	(0.55)	(0.82)	15.88
	10/31/15		16.86	0.28		(0.08)	0.20	(0.22)	(0.19)	(0.41)	16.65
	10/31/14		15.03	0.25		1.91	2.16	(0.19)	(0.14)	(0.33)	16.86
	10/31/13		11.68	0.23		3.34	3.57	(0.22)	—	(0.22)	15.03
	10/31/12		10.71	0.21		0.93	1.14	(0.17)	—	(0.17)	11.68
	10/31/11		10.18	0.17		0.52	0.69	(0.16)	—	(0.16)	10.71
Retirement Class:	4/30/16	#	16.90	0.15		(0.10)	0.05	(0.25)	(0.55)	(0.80)	16.15
	10/31/15		17.10	0.26		(0.08)	0.18	(0.19)	(0.19)	(0.38)	16.90
	10/31/14		15.24	0.24		1.94	2.18	(0.18)	(0.14)	(0.32)	17.10
	10/31/13		11.84	0.22		3.39	3.61	(0.21)	—	(0.21)	15.24
	10/31/12		10.85	0.20		0.94	1.14	(0.15)	—	(0.15)	11.84
	10/31/11		10.30	0.16		0.53	0.69	(0.14)	—	(0.14)	10.85
Retail Class:	4/30/16	#	15.21	0.13		(0.09)	0.04	(0.26)	(0.55)	(0.81)	14.44
	10/31/15		15.45	0.24		(0.08)	0.16	(0.21)	(0.19)	(0.40)	15.21
	10/31/14		13.80	0.21		1.76	1.97	(0.18)	(0.14)	(0.32)	15.45
	10/31/13		10.75	0.19		3.07	3.26	(0.21)	—	(0.21)	13.80
	10/31/12		9.88	0.18		0.85	1.03	(0.16)	—	(0.16)	10.75
	10/31/11		9.40	0.15		0.48	0.63	(0.15)	—	(0.15)	9.88

92	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

SMALL-CAP EQUITY FUND
Institutional Class:	4/30/16	#	(4.01)%[b]		$2,074,724		0.42%[c]		0.42%[c]		1.36%[c]		45%[b]
	10/31/15		4.32		2,050,241		0.42		0.42		0.73		89
	10/31/14		9.40		1,831,047		0.45		0.44		0.81		94
	10/31/13		39.49		1,482,702		0.47		0.44		1.06		85
	10/31/12		9.55		956,314		0.48		0.45		0.90		101
	10/31/11		6.25		648,675		0.49		0.46		0.53		100
Advisor Class:	4/30/16	#‡	(6.37	)bl	98		0.65	[c]	0.57	[c]	1.20	[c]	45	[b]
Premier Class:	4/30/16	#	(4.11)[b]		151,919		0.57	[c]	0.57	[c]	1.26	[c]	45	[b]
	10/31/15		4.19		182,699		0.57		0.57		0.60		89
	10/31/14		9.19		188,209		0.60		0.59		0.69		94
	10/31/13		39.32		199,759		0.62		0.59		0.94		85
	10/31/12		9.35		162,874		0.63		0.60		0.76		101
	10/31/11		6.13		151,593		0.64		0.61		0.40		100
Retirement Class:	4/30/16	#	(4.18)[b]		518,406		0.67	[c]	0.67	[c]	1.13	[c]	45	[b]
	10/31/15		4.09		545,870		0.67		0.67		0.49		89
	10/31/14		9.08		527,052		0.70		0.69		0.57		94
	10/31/13		39.20		558,845		0.72		0.69		0.86		85
	10/31/12		9.29		493,397		0.73		0.70		0.65		101
	10/31/11		5.96		469,155		0.74		0.71		0.30		100
Retail Class:	4/30/16	#	(4.15)[b]		116,085		0.74	[c]	0.74	[c]	1.04	[c]	45	[b]
	10/31/15		4.01		110,670		0.75		0.75		0.42		89
	10/31/14		8.98		104,321		0.79		0.78		0.48		94
	10/31/13		39.04		100,054		0.83		0.81		0.70		85
	10/31/12		9.09		67,848		0.87		0.85		0.51		101
	10/31/11		5.97		67,381		0.77		0.74		0.27		100

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/16	#	0.61	[b]	1,393,347		0.20	[c]	0.20	[c]	2.12	[c]	6	[b]
	10/31/15		1.42		1,365,668		0.18		0.18		1.80		17
	10/31/14		14.82		1,284,871		0.18		0.18		1.72		7
	10/31/13		31.32		934,574		0.18		0.18		1.85		12
	10/31/12		10.93		612,990		0.19		0.19		2.00		17
	10/31/11		6.94		452,268		0.19		0.19		1.74		19
Advisor Class:	4/30/16	#‡	0.11	bm	103		0.42	[c]	0.35	[c]	1.87	[c]	6	[b]
Premier Class:	4/30/16	#	0.51	[b]	82,189		0.35	[c]	0.35	[c]	1.97	[c]	6	[b]
	10/31/15		1.22		77,865		0.32		0.32		1.66		17
	10/31/14		14.70		95,987		0.33		0.33		1.58		7
	10/31/13		31.14		90,567		0.33		0.33		1.73		12
	10/31/12		10.80		83,697		0.33		0.33		1.86		17
	10/31/11		6.79		83,157		0.34		0.34		1.61		19
Retirement Class:	4/30/16	#	0.50	[b]	329,350		0.45	[c]	0.45	[c]	1.87	[c]	6	[b]
	10/31/15		1.13		342,134		0.43		0.43		1.56		17
	10/31/14		14.59		387,327		0.43		0.43		1.48		7
	10/31/13		30.99		392,917		0.43		0.43		1.62		12
	10/31/12		10.68		313,635		0.43		0.43		1.76		17
	10/31/11		6.71		335,015		0.44		0.44		1.50		19
Retail Class:	4/30/16	#	0.44	[b]	863,954		0.47	[c]	0.47	[c]	1.86	[c]	6	[b]
	10/31/15		1.12		915,697		0.44		0.44		1.54		17
	10/31/14		14.58		917,583		0.46		0.46		1.42		7
	10/31/13		30.87		313,597		0.48		0.48		1.56		12
	10/31/12		10.62		222,461		0.49		0.49		1.69		17
	10/31/11		6.71		199,997		0.41		0.41		1.53		19

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	93

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/16	#	$ 9.92	$0.10		$0.03	$0.13	$(0.05)	$(0.00)[d]	$(0.05)	$10.00
	10/31/15	^	10.00	0.03		(0.11)	(0.08)	—	—	—	9.92
Advisor Class:	4/30/16	#‡	10.01	0.07		(0.03)	0.04	(0.05)	(0.00)[d]	(0.05)	10.00
Premier Class:	4/30/16	#	9.92	0.09		0.04	0.13	(0.05)	(0.00)[d]	(0.05)	10.00
	10/31/15	^	10.00	0.03		(0.11)	(0.08)	—	—	—	9.92
Retirement Class:	4/30/16	#	9.91	0.08		0.05	0.13	(0.05)	(0.00)[d]	(0.05)	9.99
	10/31/15	^	10.00	0.03		(0.12)	(0.09)	—	—	—	9.91
Retail Class:	4/30/16	#	9.91	0.07		0.04	0.11	(0.04)	(0.00)[d]	(0.04)	9.98
	10/31/15	^	10.00	0.03		(0.12)	(0.09)	—	—	—	9.91

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/16	#	9.07	0.02		(0.24)	(0.22)	(0.09)	—	(0.09)	8.76
	10/31/15		10.78	0.12		(1.70)	(1.58)	(0.13)	—	(0.13)	9.07
	10/31/14		11.17	0.12		(0.43)	(0.31)	(0.08)	—	(0.08)	10.78
	10/31/13		10.44	0.12		0.73	0.85	(0.12)	—	(0.12)	11.17
	10/31/12		10.11	0.13		0.27	0.40	(0.07)	—	(0.07)	10.44
	10/31/11		11.35	0.14		(1.36)	(1.22)	—	(0.02)	(0.02)	10.11
Advisor Class:	4/30/16	#‡	8.87	0.02		(0.04)	(0.02)	(0.09)	—	(0.09)	8.76
Premier Class:	4/30/16	#	9.06	0.01		(0.24)	(0.23)	(0.07)	—	(0.07)	8.76
	10/31/15		10.77	0.12		(1.71)	(1.59)	(0.12)	—	(0.12)	9.06
	10/31/14		11.16	0.10		(0.43)	(0.33)	(0.06)	—	(0.06)	10.77
	10/31/13		10.42	0.10		0.74	0.84	(0.10)	—	(0.10)	11.16
	10/31/12		10.09	0.05		0.34	0.39	(0.06)	—	(0.06)	10.42
	10/31/11		11.34	0.13		(1.36)	(1.23)	—	(0.02)	(0.02)	10.09
Retirement Class:	4/30/16	#	9.03	0.01		(0.24)	(0.23)	(0.06)	—	(0.06)	8.74
	10/31/15		10.73	0.11		(1.70)	(1.59)	(0.11)	—	(0.11)	9.03
	10/31/14		11.12	0.09		(0.43)	(0.34)	(0.05)	—	(0.05)	10.73
	10/31/13		10.40	0.09		0.73	0.82	(0.10)	—	(0.10)	11.12
	10/31/12		10.08	0.11		0.26	0.37	(0.05)	—	(0.05)	10.40
	10/31/11		11.34	0.14		(1.38)	(1.24)	—	(0.02)	(0.02)	10.08
Retail Class:	4/30/16	#	9.02	0.00	[d]	(0.23)	(0.23)	(0.04)	—	(0.04)	8.75
	10/31/15		10.72	0.08		(1.69)	(1.61)	(0.09)	—	(0.09)	9.02
	10/31/14		11.11	0.08		(0.43)	(0.35)	(0.04)	—	(0.04)	10.72
	10/31/13		10.39	0.08		0.72	0.80	(0.08)	—	(0.08)	11.11
	10/31/12		10.07	0.08		0.27	0.35	(0.03)	—	(0.03)	10.39
	10/31/11		11.34	0.09		(1.34)	(1.25)	—	(0.02)	(0.02)	10.07

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/16	#	7.30	0.11		(0.34)	(0.23)	(0.21)	—	(0.21)	6.86
	10/31/15		7.97	0.23		(0.33)	(0.10)	(0.28)	(0.29)	(0.57)	7.30
	10/31/14		8.44	0.30		(0.21)	0.09	(0.27)	(0.29)	(0.56)	7.97
	10/31/13		6.82	0.23		1.66	1.89	(0.27)	—	(0.27)	8.44
	10/31/12		6.62	0.24		0.16	0.40	(0.20)	—	(0.20)	6.82
	10/31/11		7.11	0.21		(0.52)	(0.31)	(0.18)	—	(0.18)	6.62
Advisor Class:	4/30/16	#‡	7.25	0.10		(0.28)	(0.18)	(0.21)	—	(0.21)	6.86

94	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/16	#	1.37%[b]		$39,572		0.70%[c]		0.32%[c]		2.01%[c]		18%[b]
	10/31/15	^	(0.80)[b]		28,426		3.77	[c]	0.32	[c]	1.57	[c]	1	[b]
Advisor Class:	4/30/16	#‡	0.42	bn	104		0.95	[c]	0.47	[c]	1.76	[c]	18	[b]
Premier Class:	4/30/16	#	1.32	[b]	1,000		0.88	[c]	0.47	[c]	1.86	[c]	18	[b]
	10/31/15	^	(0.80)[b]		992		4.52	[c]	0.47	[c]	1.47	[c]	1	[b]
Retirement Class:	4/30/16	#	1.30	[b]	4,642		1.00	[c]	0.57	[c]	1.71	[c]	18	[b]
	10/31/15	^	(0.90)[b]		2,034		4.38	[c]	0.57	[c]	1.35	[c]	1	[b]
Retail Class:	4/30/16	#	1.14	[b]	2,676		1.09	[c]	0.71	[c]	1.59	[c]	18	[b]
	10/31/15	^	(0.90)[b]		1,513		4.72	[c]	0.71	[c]	1.22	[c]	1	[b]

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/16	#	(2.20)[b]		927,466		0.94	[c]	0.94	[c]	0.42	[c]	66	[b]
	10/31/15		(14.85)		918,839		0.94		0.94		1.17		114
	10/31/14		(2.79)		850,536		0.95		0.95		1.10		104
	10/31/13		8.18		676,999		0.95		0.95		1.11		110
	10/31/12		4.00		596,017		0.99		0.95		1.25		115
	10/31/11		(10.78)		370,441		1.08		0.95		1.29		70
Advisor Class:	4/30/16	#‡	(0.23	)bo	104		1.16	[c]	1.09	[c]	0.53	[c]	66	[b]
Premier Class:	4/30/16	#	(2.35)[b]		11,441		1.09	[c]	1.09	[c]	0.29	[c]	66	[b]
	10/31/15		(14.98)		9,408		1.09		1.09		1.21		114
	10/31/14		(2.91)		4,906		1.10		1.10		0.95		104
	10/31/13		7.96		4,126		1.10		1.10		0.97		110
	10/31/12		3.96		2,113		1.15		1.10		0.46		115
	10/31/11		(10.87)		7,788		1.23		1.10		1.21		70
Retirement Class:	4/30/16	#	(2.36)[b]		27,526		1.19	[c]	1.19	[c]	0.16	[c]	66	[b]
	10/31/15		(15.03)		29,332		1.19		1.19		1.07		114
	10/31/14		(3.05)		17,678		1.20		1.20		0.84		104
	10/31/13		7.91		15,040		1.20		1.20		0.84		110
	10/31/12		3.71		10,655		1.24		1.20		1.06		115
	10/31/11		(10.96)		5,476		1.33		1.20		1.22		70
Retail Class:	4/30/16	#	(2.48)[b]		4,458		1.40	[c]	1.34	[c]	0.02	[c]	66	[b]
	10/31/15		(15.10)		4,560		1.31		1.31		0.80		114
	10/31/14		(3.19)		6,352		1.33		1.33		0.70		104
	10/31/13		7.74		6,321		1.35		1.34		0.71		110
	10/31/12		3.50		5,203		1.40		1.34		0.83		115
	10/31/11		(11.05)		4,417		1.47		1.34		0.84		70

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/16	#	(3.14)[b]		1,319,171		0.42	[c]	0.42	[c]	3.30	[c]	43	[b]
	10/31/15		(1.01)		1,292,616		0.42		0.42		3.08		84
	10/31/14		1.28		1,030,084		0.46		0.43		3.70		71
	10/31/13		28.75		821,836		0.47		0.47		3.12		110
	10/31/12		6.33		636,659		0.51		0.51		3.69		81
	10/31/11		(4.51)		536,415		0.53		0.53		2.97		92
Advisor Class:	4/30/16	#‡	(2.48	)bp	101		0.64	[c]	0.57	[c]	3.64	[c]	43	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	95

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

GLOBAL NATURAL RESOURCES FUND
Institutional Class:	4/30/16	#	$ 7.40	$0.07		$0.16	$0.23	$(0.18)	$ —	$(0.18)	$ 7.45
	10/31/15		9.13	0.22		(1.80)	(1.58)	(0.15)	—	(0.15)	7.40
	10/31/14		9.99	0.17		(0.84)	(0.67)	(0.19)	—	(0.19)	9.13
	10/31/13		10.19	0.20		(0.21)	(0.01)	(0.19)	—	(0.19)	9.99
	10/31/12	†	10.00	0.18		0.03	0.21	(0.02)	—	(0.02)	10.19
Advisor Class:	4/30/16	#‡	7.06	0.05		0.52	0.57	(0.18)	—	(0.18)	7.45
Premier Class:	4/30/16	#	7.39	0.06		0.16	0.22	(0.16)	—	(0.16)	7.45
	10/31/15		9.11	0.20		(1.78)	(1.58)	(0.14)	—	(0.14)	7.39
	10/31/14		9.97	0.15		(0.84)	(0.69)	(0.17)	—	(0.17)	9.11
	10/31/13		10.17	0.18		(0.20)	(0.02)	(0.18)	—	(0.18)	9.97
	10/31/12	†	10.00	0.16		0.03	0.19	(0.02)	—	(0.02)	10.17
Retirement Class:	4/30/16	#	7.39	0.06		0.16	0.22	(0.16)	—	(0.16)	7.45
	10/31/15		9.11	0.20		(1.80)	(1.60)	(0.12)	—	(0.12)	7.39
	10/31/14		9.96	0.14		(0.83)	(0.69)	(0.16)	—	(0.16)	9.11
	10/31/13		10.17	0.17		(0.21)	(0.04)	(0.17)	—	(0.17)	9.96
	10/31/12	†	10.00	0.17		0.02	0.19	(0.02)	—	(0.02)	10.17
Retail Class:	4/30/16	#	7.38	0.05		0.16	0.21	(0.14)	—	(0.14)	7.45
	10/31/15		9.10	0.19		(1.80)	(1.61)	(0.11)	—	(0.11)	7.38
	10/31/14		9.94	0.13		(0.82)	(0.69)	(0.15)	—	(0.15)	9.10
	10/31/13		10.15	0.16		(0.21)	(0.05)	(0.16)	—	(0.16)	9.94
	10/31/12	†	10.00	0.15		0.01	0.16	(0.01)	—	(0.01)	10.15

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/16	#	10.97	0.06		(0.37)	(0.31)	(0.13)	—	(0.13)	10.53
	10/31/15		10.81	0.18		0.13	0.31	(0.15)	—	(0.15)	10.97
	10/31/14		11.50	0.17		(0.67)	(0.50)	(0.19)	—	(0.19)	10.81
	10/31/13		9.06	0.20		2.41	2.61	(0.17)	—	(0.17)	11.50
	10/31/12		8.14	0.18		0.88	1.06	(0.14)	—	(0.14)	9.06
	10/31/11		9.41	0.16		(1.35)	(1.19)	(0.08)	—	(0.08)	8.14
Advisor Class:	4/30/16	#‡	10.80	0.06		(0.20)	(0.14)	(0.13)	—	(0.13)	10.53
Premier Class:	4/30/16	#	10.94	0.05		(0.36)	(0.31)	(0.12)	—	(0.12)	10.51
	10/31/15		10.78	0.15		0.15	0.30	(0.14)	—	(0.14)	10.94
	10/31/14		11.46	0.16		(0.67)	(0.51)	(0.17)	—	(0.17)	10.78
	10/31/13		9.04	0.18		2.40	2.58	(0.16)	—	(0.16)	11.46
	10/31/12		8.12	0.15		0.90	1.05	(0.13)	—	(0.13)	9.04
	10/31/11		9.40	0.14		(1.34)	(1.20)	(0.08)	—	(0.08)	8.12
Retirement Class:	4/30/16	#	11.33	0.05		(0.38)	(0.33)	(0.10)	—	(0.10)	10.90
	10/31/15		11.15	0.16		0.14	0.30	(0.12)	—	(0.12)	11.33
	10/31/14		11.85	0.15		(0.69)	(0.54)	(0.16)	—	(0.16)	11.15
	10/31/13		9.33	0.18		2.49	2.67	(0.15)	—	(0.15)	11.85
	10/31/12		8.37	0.16		0.91	1.07	(0.11)	—	(0.11)	9.33
	10/31/11		9.68	0.14		(1.39)	(1.25)	(0.06)	—	(0.06)	8.37
Retail Class:	4/30/16	#	7.43	0.04		(0.27)	(0.23)	(0.12)	—	(0.12)	7.08
	10/31/15		7.36	0.10		0.10	0.20	(0.13)	—	(0.13)	7.43
	10/31/14		7.89	0.09		(0.46)	(0.37)	(0.16)	—	(0.16)	7.36
	10/31/13		6.27	0.11		1.66	1.77	(0.15)	—	(0.15)	7.89
	10/31/12		5.68	0.10		0.61	0.71	(0.12)	—	(0.12)	6.27
	10/31/11		6.59	0.09		(0.93)	(0.84)	(0.07)	—	(0.07)	5.68

96	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

GLOBAL NATURAL RESOURCES FUND
Institutional Class:	4/30/16	#	3.40%[b]		$ 263,554		0.77%[c]		0.75%[c]		2.05%[c]		178%[b]
	10/31/15		(17.49)		231,533		0.74		0.74		2.61		184
	10/31/14		(6.80)		234,559		0.74		0.74		1.70		169
	10/31/13		(0.05)		237,218		0.74		0.74		2.03		162
	10/31/12	†	2.09	[b]	244,856		0.86	[c]	0.75	[c]	1.80	[c]	65	[b]
Advisor Class:	4/30/16	#‡	8.36	bq	114		0.98	[c]	0.90	[c]	1.97	[c]	178	[b]
Premier Class:	4/30/16	#	3.33	[b]	3,819		0.92	[c]	0.90	[c]	1.88	[c]	178	[b]
	10/31/15		(17.53)		3,555		0.90		0.90		2.44		184
	10/31/14		(6.95)		3,944		0.89		0.89		1.55		169
	10/31/13		(0.16)		4,088		0.90		0.90		1.87		162
	10/31/12	†	1.88	[b]	2,568		1.11	[c]	0.90	[c]	1.59	[c]	65	[b]
Retirement Class:	4/30/16	#	3.24	[b]	13,871		1.02	[c]	1.00	[c]	1.82	[c]	178	[b]
	10/31/15		(17.66)		11,633		1.00		1.00		2.38		184
	10/31/14		(7.06)		11,352		0.99		0.99		1.44		169
	10/31/13		(0.28)		13,548		0.99		0.99		1.74		162
	10/31/12	†	1.87	[b]	11,290		1.13	[c]	1.00	[c]	1.65	[c]	65	[b]
Retail Class:	4/30/16	#	3.15	[b]	5,806		1.20	[c]	1.14	[c]	1.65	[c]	178	[b]
	10/31/15		(17.81)		5,160		1.13		1.13		2.26		184
	10/31/14		(7.02)		6,502		1.13		1.13		1.31		169
	10/31/13		(0.49)		6,872		1.16		1.14		1.58		162
	10/31/12	†	1.64	[b]	6,149		1.31	[c]	1.14	[c]	1.52	[c]	65	[b]

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/16	#	(2.76)[b]		2,821,731		0.49	[c]	0.48	[c]	1.21	[c]	52	[b]
	10/31/15		2.97		2,823,880		0.49		0.49		1.60		71
	10/31/14		(4.43)		2,398,855		0.51		0.51		1.51		85
	10/31/13		29.29		2,059,286		0.51		0.51		1.95		130
	10/31/12		13.36		1,644,055		0.52		0.52		2.16		98
	10/31/11		(12.76)		1,092,168		0.53		0.53		1.69		107
Advisor Class:	4/30/16	#‡	(1.25	)br	103		0.71	[c]	0.63	[c]	1.51	[c]	52	[b]
Premier Class:	4/30/16	#	(2.83)[b]		210,832		0.64	[c]	0.63	[c]	0.94	[c]	52	[b]
	10/31/15		2.82		256,322		0.64		0.63		1.37		71
	10/31/14		(4.50)		282,958		0.66		0.66		1.37		85
	10/31/13		28.96		292,438		0.66		0.66		1.78		130
	10/31/12		13.21		260,341		0.67		0.67		1.78		98
	10/31/11		(12.93)		218,288		0.68		0.68		1.50		107
Retirement Class:	4/30/16	#	(2.87)[b]		586,729		0.74	[c]	0.73	[c]	0.89	[c]	52	[b]
	10/31/15		2.75		661,567		0.74		0.73		1.36		71
	10/31/14		(4.62)		702,668		0.76		0.76		1.29		85
	10/31/13		28.97		862,960		0.76		0.76		1.68		130
	10/31/12		13.06		716,864		0.78		0.78		1.92		98
	10/31/11		(13.03)		754,251		0.78		0.78		1.43		107
Retail Class:	4/30/16	#	(3.01)[b]		723,371		0.78	[c]	0.77	[c]	1.09	[c]	52	[b]
	10/31/15		2.75		311,587		0.83		0.82		1.26		71
	10/31/14		(4.77)		309,488		0.85		0.85		1.18		85
	10/31/13		28.75		328,367		0.88		0.88		1.59		130
	10/31/12		12.93		266,770		0.92		0.92		1.74		98
	10/31/11		(12.96)		258,283		0.79		0.79		1.42		107

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	97

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/16	#	$10.49	$0.06		$(0.30)	$(0.24)	$(0.13)	$ —	$(0.13)	$10.12
	10/31/15		10.45	0.14		0.00	0.14	(0.10)	—	(0.10)	10.49
	10/31/14		10.89	0.13		(0.53)	(0.40)	(0.04)	—	(0.04)	10.45
	10/31/13	*	10.00	0.06		0.83	0.89	—	—	—	10.89
Advisor Class:	4/30/16	#‡	10.58	0.05		(0.39)	(0.34)	(0.13)	—	(0.13)	10.11
Premier Class:	4/30/16	#	10.47	0.05		(0.30)	(0.25)	(0.11)	—	(0.11)	10.11
	10/31/15		10.43	0.12		0.01	0.13	(0.09)	—	(0.09)	10.47
	10/31/14		10.87	0.11		(0.52)	(0.41)	(0.03)	—	(0.03)	10.43
	10/31/13	*	10.00	0.08		0.79	0.87	—	—	—	10.87
Retirement Class:	4/30/16	#	10.46	0.05		(0.31)	(0.26)	(0.10)	—	(0.10)	10.10
	10/31/15		10.42	0.12		0.00	0.12	(0.08)	—	(0.08)	10.46
	10/31/14		10.87	0.10		(0.52)	(0.42)	(0.03)	—	(0.03)	10.42
	10/31/13	*	10.00	0.06		0.81	0.87	—	—	—	10.87
Retail Class:	4/30/16	#	10.44	0.04		(0.31)	(0.27)	(0.07)	—	(0.07)	10.10
	10/31/15		10.41	0.10		0.00	0.10	(0.07)	—	(0.07)	10.44
	10/31/14		10.86	0.10		(0.53)	(0.43)	(0.02)	—	(0.02)	10.41
	10/31/13	*	10.00	0.06		0.80	0.86	—	—	—	10.86

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/16	#	9.53	0.12		(0.32)	(0.20)	(0.06)	—	(0.06)	9.27
	10/31/15	^	10.00	0.04		(0.51)	(0.47)	—	—	—	9.53
Advisor Class:	4/30/16	#‡	9.51	0.11		(0.29)	(0.18)	(0.06)	—	(0.06)	9.27
Premier Class:	4/30/16	#	9.53	0.12		(0.33)	(0.21)	(0.06)	—	(0.06)	9.26
	10/31/15	^	10.00	0.04		(0.51)	(0.47)	—	—	—	9.53
Retirement Class:	4/30/16	#	9.52	0.12		(0.33)	(0.21)	(0.05)	—	(0.05)	9.26
	10/31/15	^	10.00	0.03		(0.51)	(0.48)	—	—	—	9.52
Retail Class:	4/30/16	#	9.52	0.12		(0.34)	(0.22)	(0.05)	—	(0.05)	9.25
	10/31/15	^	10.00	0.03		(0.51)	(0.48)	—	—	—	9.52

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (1.03)%.
[f]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (0.14)%.
[g]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (1.88)%.
[h]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (4.19)%.
[i]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 0.31%.
[j]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (5.21)%.
[k]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 0.41%.
[l]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (4.08)%.
[m]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 0.53%.
[n]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 1.33%.
[o]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (2.32)%.
[p]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (3.15)%.
[q]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 3.38%.
[r]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (2.78)%.
[s]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (2.41)%.
[t]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (2.09)%.
#	Unaudited
†	The Fund commenced operations on November 1, 2011.
*	The Fund commenced operations on April 12, 2013.
^	The Fund commenced operations on August 7, 2015.
‡	The Advisor Class commenced operations on December 4, 2015.

98	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

concluded

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/16	#	(2.30)%[b]		$1,218,679		0.63%[c]		0.63%[c]		1.25%[c]		9%[b]
	10/31/15		1.43		1,166,448		0.63		0.63		1.28		41
	10/31/14		(3.59)		1,041,194		0.64		0.64		1.23		46
	10/31/13	*	8.80	[b]	778,178		0.80	[c]	0.70	[c]	0.96	[c]	35	[b]
Advisor Class:	4/30/16	#‡	(3.24	)bs	100		0.86	[c]	0.78	[c]	1.31	[c]	9	[b]
Premier Class:	4/30/16	#	(2.38)[b]		1,022		0.79	[c]	0.79	[c]	1.04	[c]	9	[b]
	10/31/15		1.25		1,059		0.80		0.80		1.13		41
	10/31/14		(3.77)		1,046		0.81		0.81		1.05		46
	10/31/13	*	8.70	[b]	1,087		1.00	[c]	0.85	[c]	1.39	[c]	35	[b]
Retirement Class:	4/30/16	#	(2.37)[b]		7,891		0.88	[c]	0.88	[c]	0.98	[c]	9	[b]
	10/31/15		1.06		8,806		0.89		0.89		1.08		41
	10/31/14		(3.88)		4,128		0.90		0.90		0.97		46
	10/31/13	*	8.70	[b]	2,675		1.08	[c]	0.95	[c]	1.06	[c]	35	[b]
Retail Class:	4/30/16	#	(2.54)[b]		1,713		1.16	[c]	1.09	[c]	0.71	[c]	9	[b]
	10/31/15		1.01		1,995		1.00		1.00		0.94		41
	10/31/14		(3.96)		2,517		0.97		0.97		0.95		46
	10/31/13	*	8.60	[b]	1,560		1.10	[c]	1.00	[c]	1.13	[c]	35	[b]

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/16	#	(2.08)[b]		16,019		1.27	[c]	0.40	[c]	2.75	[c]	3	[b]
	10/31/15	^	(4.70)[b]		16,238		4.87	[c]	0.40	[c]	1.80	[c]	4	[b]
Advisor Class:	4/30/16	#‡	(1.88	)bt	102		1.50	[c]	0.55	[c]	3.11	[c]	3	[b]
Premier Class:	4/30/16	#	(2.14)[b]		926		1.47	[c]	0.55	[c]	2.59	[c]	3	[b]
	10/31/15	^	(4.80)[b]		953		5.61	[c]	0.55	[c]	1.65	[c]	4	[b]
Retirement Class:	4/30/16	#	(2.15)[b]		2,259		1.55	[c]	0.65	[c]	2.69	[c]	3	[b]
	10/31/15	^	(4.80)[b]		1,606		5.61	[c]	0.65	[c]	1.59	[c]	4	[b]
Retail Class:	4/30/16	#	(2.34)[b]		1,755		1.68	[c]	0.79	[c]	2.81	[c]	3	[b]
	10/31/15	^	(4.80)[b]		997		5.99	[c]	0.79	[c]	1.41	[c]	4	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	99

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services-Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-

dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

100	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of April 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in

Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Total return swap contract: Total return swaps are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2016, there were no material transfers between levels by the Funds.

As of April 30, 2016, 100% of the value of investments in the Social Choice Low Carbon Equity Fund was valued based on Level 1 inputs.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	101

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of April 30, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$2,039,290,759	$–	$–	$2,039,290,759
Short-term investments	21,742,240	4,450,000	–	26,192,240
Total	$2,061,032,999	$4,450,000	$–	$2,065,482,999
Enhanced Large-Cap Value Index
Equity investments:
Consumer discretionary	$125,794,282	$687,600	$–	$126,481,882
All other equity investments*	1,846,948,537	–	–	1,846,948,537
Short-term investments	73,167,095	7,400,000	–	80,567,095
Written options**	(319,992)	–	–	(319,992)
Total	$2,045,589,922	$8,087,600	$–	$2,053,677,522
Growth & Income
Equity investments:
Consumer discretionary	$702,068,496	$42,478,138	$–	$744,546,634
Consumer staples	451,761,323	26,159,242	–	477,920,565
Financials	542,574,574	25,788,201	–	568,362,775
Health Care	678,477,353	61,153,368	–	739,630,721
Information technology	1,043,195,573	26,314,914	–	1,069,510,487
Materials	140,588,308	8,502,690	–	149,090,998
All other equity investments*	1,019,372,995	–	–	1,019,372,995
Short-term investments	98,081,654	26,648,405	–	124,730,059
Purchased options**	60,700	–	–	60,700
Written options**	(2,918,504)	–	–	(2,918,504)
Total	$4,673,262,472	$217,044,958	$–	$4,890,307,430
Large-Cap Growth
Equity investments:
Information technology	$1,318,890,985	$2,801,266	$–	$1,321,692,251
All other equity investments*	2,179,349,714	–	–	2,179,349,714
Short-term investments	14,176,768	39,098,192	–	53,274,960
Written options**	(50,400)	–	–	(50,400)
Total	$3,512,367,067	$41,899,458	$–	$3,554,266,525
Large-Cap Value
Equity investments:
Consumer discretionary	$352,912,669	$70,415,107	$–	$423,327,776
Financials	1,354,339,444	32,368,285	–	1,386,707,729
Health Care	625,742,870	19,731,492	–	645,474,362
Industrials	489,161,839	–	7,267	489,169,106
Information technology	709,327,815	8,942,604	–	718,270,419
Materials	281,082,348	345,309	–	281,427,657
All other equity investments*	1,646,609,425	–	–	1,646,609,425
Short-term investments	108,716,235	74,942,317	–	183,658,552
Total	$5,567,892,645	$206,745,114	$7,267	$5,774,645,026
Mid-Cap Growth
Equity investments*	$1,545,335,454	$–	$–	$1,545,335,454
Short-term investments	63,759,243	18,599,999	–	82,359,242
Purchased options**	668,000	–	–	668,000
Written options**	(646,000)	–	–	(646,000)
Total	$1,609,116,697	$18,599,999	$–	$1,627,716,696
Mid-Cap Value
Equity investments:
Consumer discretionary	$469,594,648	$7,617,766	$–	$477,212,414
Financials	1,395,608,538	15,020,654	–	1,410,629,192
Health Care	223,336,094	35,656,835	–	258,992,929
Information technology	429,598,946	14,637,778	–	444,236,724
All other equity investments*	2,481,831,908	–	–	2,481,831,908
Short-term investments	135,686,513	66,415,288	–	202,101,801
Purchased Options**	983,250	–	–	983,250
Written options**	(218,500)	–	–	(218,500)
Total	$5,136,421,397	$139,348,321	$–	$5,275,769,718

102	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Small-Cap Equity
Equity investments*	$2,841,636,552	$–	$–	$2,841,636,552
Short-term investments	138,701,199	48,896,848	–	187,598,047
Futures **	85,361	–	–	85,361
Swaps **	–	507,833	–	507,833
Total	$2,980,423,112	$49,404,681	$–	$3,029,827,793
Social Choice Equity
Equity investments*	$2,658,568,111	$–	$–	$2,658,568,111
Short-term investments	–	72,747,963	–	72,747,963
Total	$2,658,568,111	$72,747,963	$–	$2,731,316,074
Emerging Markets Equity
Equity investments:
Africa/Middle East	$–	$37,289,661	$–	$37,289,661
Asia	56,404,244	564,829,540	142,827	621,376,611
Europe	7,509,929	26,649,778	–	34,159,707
Latin America	4,518,683	133,472,646	–	137,991,329
All other equity investments*	24,685,439	114,068,560	–	138,753,999
Corporate bonds	–	466,350	–	466,350
Short-term investments	26,187,859	–	–	26,187,859
Total	$119,306,154	$876,776,535	$142,827	$996,225,516
Enhanced International Equity Index
Equity investments:
Asia	$145,040	$335,573,294	$–	$335,718,334
Australasia	–	93,958,446	–	93,958,446
Europe	18,303,385	739,493,791	–	757,797,176
North America	–	–	–	–
All other equity investments*	5,273,619	118,347,336	–	123,620,955
Short-term investments	69,881,999	14,850,000	–	84,731,999
Total	$93,604,043	$1,302,222,867	$–	$1,395,826,910
Global Natural Resources
Equity investments:
Africa/Middle East	$–	$7,445,978	$–	$7,445,978
Australasia	–	25,741,640	–	25,741,640
Europe	2,748,406	47,880,601	–	50,629,007
Latin America	–	5,881,862	–	5,881,862
North America	113,393,576	29,904,827	–	143,298,403
All other equity investments*	4,732,528	47,327,488	–	52,060,016
Short-term Investments	3,200,228	5,850,000	–	9,050,228
Total	$124,074,738	$170,032,396	$–	$294,107,134
International Equity
Equity investments:
Asia	$–	$1,049,768,736	$–	$1,049,768,736
Australasia	–	60,586,976	–	60,586,976
Europe	–	3,057,458,057	–	3,057,458,057
All other equity investments*	–	149,427,457	–	149,427,457
Short-term investments	539,378,240	3,697,336	–	543,075,576
Total	$539,378,240	$4,320,938,562	$–	$4,860,316,802
International Opportunities
Equity investments:
Asia	$–	$345,811,251	$–	$345,811,251
Australasia	–	25,942,761	–	25,942,761
Europe	–	570,759,586	–	570,759,586
North America	11,037,120	99,710,159	–	110,747,279
All other equity investments*	17,774,866	132,842,054	19,995	150,636,915
Short-term investments	102,606,011	38,799,187	–	141,405,198
Total	$131,417,997	$1,213,864,998	$19,995	$1,345,302,990
Social Choice International Equity
Equity investments:
Asia	$–	$5,264,598	$–	$5,264,598
Australasia	–	1,509,162	–	1,509,162
Europe	216,510	11,594,432	–	11,810,942
All other equity investments*	–	2,283,760	–	2,283,760
Total	$216,510	$20,651,952	$–	$20,868,462

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	103

Notes to financial statements (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2016, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Enhanced Large-Cap Value Index Fund
Equity contracts			Written options	$(319,992)
Growth & Income Fund
Equity contracts	Portfolio investments	$60,700
Equity contracts			Written options	(2,918,504)
Large-Cap Growth Fund
Equity contracts			Written options	(50,400)
Mid-Cap Growth Fund
Equity contracts	Portfolio investments	668,000
Equity contracts			Written options	(646,000)
Mid-Cap Value Fund
Equity contracts	Portfolio investments	983,250
Equity contracts			Written options	(218,500)
Small-Cap Equity Fund
Equity contracts	Futures*	85,361
Equity contracts	Total return swap	507,833

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2016, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Enhanced Large-Cap Value Index Fund
Equity contracts	Written options	$1,548,057	$(27,950)
Growth & Income Fund
Equity contracts	Purchased options	(187,864)	(157,091)
Equity contracts	Written options	1,883,660	(15,257)
Large-Cap Growth Fund
Equity contracts	Written options	64,055	(4,921)
Mid-Cap Growth Fund
Equity contracts	Purchased options	(2,485,311)	(960,187)
Equity contracts	Written options	3,605,824	276,143
Mid-Cap Value Fund
Equity contracts	Purchased options	(25,864)	(400,775)
Equity contracts	Written options	400,388	1,153,425
Small-Cap Equity Fund
Equity contracts	Futures transactions	1,440,046	(439,642)
Equity contracts	Swaps transactions	(4,028,096)	1,017,710
Enhanced International Equity Index Fund
Equity contracts	Futures transactions	(1,327,963)	2,910

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended April 30, 2016, the Small-Cap Equity Fund and the Enhanced International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At April 30, 2016, the Small-Cap Equity Fund held the following open futures contracts:

Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss	)
Russell 2000 Mini Index	126	$14,207,760	June 2016	$85,361

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2016, the Enhanced Large-Cap Value Index Fund, the Growth & Income Fund, the Large-Cap Growth Fund, the Mid-Cap Growth Fund and the Mid-Cap Value Fund had exposure to options, based on underlying nominal values, generally between 0% and 4% of net assets.

104	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Purchased options outstanding as of April 30, 2016 were as follows:

Number of contracts		Value
Growth & Income Fund
Allergan plc, Call, 5/20/16 at $245	150	$5,850
Baxter International, Inc, Call, 5/20/16 at $55	1,000	1,000
Delta Air Lines, Inc, Call, 6/17/16 at $49	90	1,800
Hologic, Inc, Call, 5/20/16 at $39	450	1,350
Norwegian Cruise Line Holdings Ltd, Call, 5/20/16 at $52.50	300	21,900
Proofpoint, Inc, Put, 5/20/16 at $50	200	6,400
USG Corp, Call, 5/20/16 at $28	200	11,400
Zimmer Biomet Holdings, Inc, Call, 5/20/16 at $120	200	11,000
Total	2,590	$60,700
Mid-Cap Growth Fund
Proofpoint, Inc, Put, 5/20/16 at $50	2,000	$64,000
SVB Financial Group, Put, 5/20/16 at $110	800	604,000
Total	2,800	$668,000
Mid-Cap Value Fund
SanDisk Corp, Call, 7/15/16 at $72.50	2,300	$983,250

Written options outstanding as of April 30, 2016 were as follows:

Number of contracts		Value
Enhanced Large-Cap Value Index Fund
Akamai Technologies, Inc, Put, 5/6/16 at $52	22	$(2,101)
Alaska Air Group, Inc, Put, 5/20/16 at $70	29	(5,365)
American Electric Power Co, Inc, Put, 5/20/16 at $62.50	15	(1,275)
American Electric Power Co, Inc, Put, 5/20/16 at $60	14	(420)
Baxalta, Inc, Put, 5/20/16 at $40	50	(3,500)
Best Buy Co, Inc, Put, 5/6/16 at $32.50	22	(1,760)
Broadcom Ltd, Put, 5/6/16 at $145	24	(4,548)
Broadcom Ltd, Put, 5/6/16 at $139	26	(2,405)
Celanese Corp, Put, 5/20/16 at $70	12	(1,590)
Celgene Corp, Put, 5/6/16 at $102	11	(1,843)
Celgene Corp, Call, 5/6/16 at $113	12	(108)
Clorox Co, Put, 5/20/16 at $120	10	(1,000)
Concho Resources, Inc, Call, 5/20/16 at $115	31	(15,810)
Concho Resources, Inc, Call, 5/20/16 at $120	50	(13,000)
Concho Resources, Inc, Put, 5/20/16 at $95	10	(200)
Continental Resources, Inc, Call, 5/20/16 at $45	20	(450)
Continental Resources, Inc, Call, 5/20/16 at $39	30	(4,050)
Continental Resources, Inc, Call, 5/20/16 at $41	50	(4,150)
Continental Resources, Inc, Put, 5/20/16 at $34	50	(5,400)
Continental Resources, Inc, Call, 5/20/16 at $43	91	(4,095)
Continental Resources, Inc, Put, 5/20/16 at $27	25	(500)
Delta Air Lines, Inc, Put, 5/6/16 at $41	29	(1,928)
Devon Energy Corp, Put, 5/6/16 at $33.50	50	(3,575)
Dillard’s, Inc, Call, 5/20/16 at $80	100	(5,500)
EQT Corp, Put, 5/20/16 at $70	25	(5,500)
EQT Corp, Call, 5/20/16 at $70	50	(10,500)
Extra Space Storage, Inc, Put, 5/20/16 at $85	80	(16,600)
FirstEnergy Corp, Put, 5/20/16 at $32	72	(6,912)
Hanesbrands, Inc, Call, 5/20/16 at $30	49	(1,715)
Hanesbrands, Inc, Put, 5/20/16 at $27	32	(800)
Hormel Foods Corp, Put, 5/20/16 at $40	30	(6,120)
LifePoint Health, Inc, Put, 5/20/16 at $70	10	(3,500)
Lincoln National Corp, Call, 5/20/16 at $45	50	(3,500)
LyondellBasell Industries NV, Put, 5/20/16 at $87.50	30	(18,000)
LyondellBasell Industries NV, Call, 5/20/16 at $92.50	35	(490)
LyondellBasell Industries NV, Call, 5/20/16 at $95	25	(250)
LyondellBasell Industries NV, Put, 5/20/16 at $80	25	(4,737)
Number of contracts		Value
Enhanced Large-Cap Value Index Fund (continued)
Nabors Industries Ltd, Put, 5/20/16 at $10	120	$(6,480)
Nabors Industries Ltd, Call, 5/20/16 at $12	240	(1,320)
Nabors Industries Ltd, Call, 5/20/16 at $11	100	(2,400)
Nabors Industries Ltd, Put, 5/20/16 at $9	360	(11,160)
Norwegian Cruise Line Holdings Ltd, Put, 5/20/16 at $47.50	20	(3,600)
Norwegian Cruise Line Holdings Ltd, Put, 5/20/16 at $50	38	(11,020)
Norwegian Cruise Line Holdings Ltd, Put, 5/20/16 at $52.50	22	(10,560)
Owens Corning, Inc, Put, 5/20/16 at $49	20	(5,950)
Owens Corning, Inc, Put, 5/20/16 at $45	10	(745)
Patterson-UTI Energy, Inc, Put, 5/20/16 at $18	30	(825)
Patterson-UTI Energy, Inc, Call, 5/20/16 at $20	80	(4,800)
Patterson-UTI Energy, Inc, Put, 5/20/16 at $17	19	(333)
Pilgrim’s Pride Corp, Put, 5/20/16 at $25	58	(1,740)
Pilgrim’s Pride Corp, Call, 5/20/16 at $27	25	(1,875)
Pilgrim’s Pride Corp, Put, 5/20/16 at $24	37	(555)
Public Storage, Put, 5/20/16 at $250	29	(26,100)
Public Storage, Put, 5/20/16 at $240	10	(3,380)
QEP Resources, Inc, Put, 5/20/16 at $14	50	(875)
Reynolds American, Inc, Put, 5/20/16 at $47.50	17	(595)
Reynolds American, Inc, Put, 5/20/16 at $50	11	(1,386)
Ryder System, Inc, Put, 5/20/16 at $65	39	(4,680)
Signature Bank, Put, 5/20/16 at $135	5	(1,125)
Signature Bank, Put, 5/20/16 at $140	10	(4,150)
SVB Financial Group, Put, 5/20/16 at $105	20	(7,400)
Target Corp, Put, 5/6/16 at $81.50	25	(5,425)
Tesoro Corp, Put, 5/6/16 at $80	17	(3,566)
Tesoro Corp, Put, 5/6/16 at $83	22	(3,564)
Universal Health Services, Inc, Put, 5/20/16 at $120	10	(500)
Valero Energy Corp, Put, 5/6/16 at $59	20	(2,730)
Western Digital Corp, Put, 5/6/16 at $39.50	230	(27,956)
Total	2,990	$(319,992)
Growth & Income Fund
Allergan plc, Put, 5/20/16 at $205	150	$(63,000)
Allergan plc, Put, 5/20/16 at $210	150	(75,000)
AMC Networks, Inc, Put, 5/20/16 at $60	375	(31,875)
Apple, Inc, Put, 5/6/16 at $98	300	(151,500)
Baxter International, Inc, Put, 5/20/16 at $55	1,000	(1,122,000)
BioMarin Pharmaceutical, Inc, Call, 5/20/16 at $100	150	(4,500)
BioMarin Pharmaceutical, Inc, Put, 5/20/16 at $75	150	(11,400)
Caesarstone Sdot-Yam Ltd, Put, 5/20/16 at $37.50	523	(129,442)
Charter Communications, Inc, Put, 5/20/16 at $195	300	(76,800)
ConAgra Foods, Inc, Put, 5/20/16 at $43	525	(20,475)
Cray, Inc, Put, 5/20/16 at $35	200	(24,000)
DR Horton, Inc, Put, 5/6/16 at $29	600	(10,200)
Edwards Lifesciences Corp, Put, 5/20/16 at $95	300	(9,000)
Electronic Arts, Inc, Put, 5/13/16 at $59	450	(50,850)
Facebook, Inc, Put, 5/6/16 at $116	300	(28,800)
Hess Corp, Put, 5/6/16 at $60	450	(76,950)
Illinois Tool Works, Inc, Put, 5/20/16 at $95	150	(3,000)
Illinois Tool Works, Inc, Put, 5/20/16 at $97.50	150	(4,500)
IMAX Corp, Put, 5/20/16 at $29	600	(10,500)
Infinera Corp, Put, 7/15/16 at $14	1,000	(240,000)
Jazz Pharmaceuticals plc, Put, 5/6/16 at $141	150	(12,750)
Kimberly-Clark Corp, Put, 5/20/16 at $125	150	(35,250)
Lazard Ltd, Put, 5/20/16 at $31	300	(4,500)
Level 3 Communications, Inc, Put, 5/20/16 at $50	450	(24,750)
Ligand Pharmaceuticals, Inc, Put, 5/20/16 at $120	225	(114,750)
Mattel, Inc, Put, 5/6/16 at $31	300	(12,000)
MicroStrategy, Inc, Put, 5/20/16 at $170	150	(43,500)
MicroStrategy, Inc, Put, 5/20/16 at $160	100	(14,100)
Mohawk Industries, Inc, Put, 5/20/16 at $180	200	(26,000)

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	105

Notes to financial statements (unaudited)

Number of contracts		Value
Growth & Income Fund (continued)
Monster Beverage Corp, Call, 5/6/16 at $143	250	$(64,561)
Monster Beverage Corp, Put, 5/20/16 at $120	300	(4,500)
NetFlix, Inc, Put, 5/6/16 at $95	300	(160,200)
Norwegian Cruise Line Holdings Ltd, Put, 5/20/16 at $42.50	225	(9,563)
Norwegian Cruise Line Holdings Ltd, Put, 5/20/16 at $45	225	(17,438)
O’Reilly Automotive, Inc, Put, 5/20/16 at $250	100	(13,000)
O’Reilly Automotive, Inc, Call, 5/20/16 at $300	100	(1,000)
PPG Industries, Inc, Put, 5/20/16 at $110	300	(61,800)
Proofpoint, Inc, Call, 5/20/16 at $60	300	(45,000)
Proofpoint, Inc, Put, 5/20/16 at $45	300	(3,000)
Scripps Networks Interactive, Inc, Put, 5/20/16 at $60	450	(45,000)
Symantec Corp, Put, 5/20/16 at $17	850	(62,050)
Total	13,548	$(2,918,504)
Large-Cap Growth Fund
Illumina, Inc, Put, 5/6/16 at $130	144	$(50,400)
Mid-Cap Growth Fund
Proofpoint, Inc, Call, 5/20/16 at $60	2,000	$(300,000)
Proofpoint, Inc, Put, 5/20/16 at $45	2,000	(20,000)
SVB Financial Group, Put, 5/20/16 at $105	800	(296,000)
SVB Financial Group, Call, 5/20/16 at $120	800	(30,000)
Total	5,600	$(646,000)
Mid-Cap Value Fund
SanDisk Corp, Put, 7/15/16 at $50	2,300	$(80,500)
SanDisk Corp, Call, 7/15/16 at $77.50	2,300	(138,000)
Total	4,600	$(218,500)

Transactions in written options and related premiums received during the period ended April 30, 2016 were as follows:

Number of contracts		Premiums
Enhanced Large-Cap Value Index Fund
Outstanding at beginning of period	202	26,923
Written	33,201	2,749,046
Purchased	(150)	(7,635)
Exercised	(10,435)	(294,178)
Expired	(19,828)	(2,180,458)
Outstanding at end of period	2,990	293,698
Growth & Income Fund
Outstanding at beginning of period	8,300	1,569,077
Written	149,490	25,718,478
Purchased	(66,983)	(16,737,306)
Exercised	(8,131)	(188,800)
Expired	(69,128)	(7,673,513)
Outstanding at end of period	13,548	2,687,936
Number of contracts		Premiums
Large-Cap Growth Fund
Outstanding at beginning of period	–	–
Written	1,106	647,510
Purchased	(329)	(318,887)
Exercised	(84)	–
Expired	(549)	(283,144)
Outstanding at end of period	144	45,479
Mid-Cap Growth Fund
Outstanding at beginning of period	10,200	852,140
Written	49,314	5,985,598
Purchased	(5,127)	(300,169)
Exercised	(16,430)	(1,425,411)
Expired	(32,357)	(4,329,975)
Outstanding at end of period	5,600	782,183
Mid-Cap Value Fund
Outstanding at beginning of period	–	–
Written	6,800	2,028,062
Purchased	(2,200)	(656,137)
Exercised	–	–
Expired	–	–
Outstanding at end of period	4,600	1,371,925

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. The Small-Cap Equity Fund is currently invested in a total return swap contract to gain exposure to certain equity markets. During the period ended April 30, 2016, the Small-Cap Equity Fund’s exposure to total return swaps, based on underlying notional amounts, was generally between 0% and 1% of net assets.

At April 30, 2016, the Small-Cap Equity Fund held the following open total return swap contracts:

Counterparty	Notional amount	Termination date	Fixed payments paid by fund per annum	Total return received by fund	Unrealized appreciation/ depreciation
Goldman Sachs	$19,600,711	6/29/2016	0.79%	Difference between GSCBTINY Index less Russell 2000 Index and Russell 2500 Index	$507,833

106	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2016, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range		Investment management fee—effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund				Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	†	Premier Class	Retirement Class	Retail Class
Enhanced Large-Cap Growth Index*	0.15%–0.35%		0.32%	–%	–%	–%	0.40%	0.55%		–%	–%	–%
Enhanced Large-Cap Value Index*	0.15–0.35		0.33	–	–	–	0.40	0.55		–	–	–
Growth & Income*	0.33–0.45		0.40	0.25	0.15	0.25	0.52	0.67		0.67	0.77	0.91
Large-Cap Growth*	0.33–0.45		0.42	0.25	0.15	0.25	0.52	0.67		0.67	0.77	0.91
Large-Cap Value*	0.33–0.45	[a]	0.40	0.25	0.15	0.25	0.52	0.67		0.67	0.77	0.91
Mid-Cap Growth*	0.32–0.48		0.44	0.25	0.15	0.25	0.55	0.70		0.70	0.80	0.94
Mid-Cap Value*	0.32–0.48	[b]	0.40	0.25	0.15	0.25	0.55	0.70		0.70	0.80	0.94
Small-Cap Equity*	0.30–0.46		0.40	0.25	0.15	0.25	0.53	0.68		0.68	0.78	0.92
Social Choice Equity	0.15		0.15	0.25	0.15	0.25	0.22	0.37		0.37	0.47	0.61
Social Choice Low Carbon Equity	0.25		0.25	0.25	0.15	0.25	0.32	0.47		0.47	0.57	0.71
Emerging Markets Equity*	0.73–0.85		0.85	0.25	0.15	0.25	0.95	1.10		1.10	1.20	1.34
Enhanced International Equity Index*	0.20–0.40		0.39	–	–	–	0.50	0.65		–	–	–
Global Natural Resources*	0.53–0.65		0.65	0.25	0.15	0.25	0.75	0.90		0.90	1.00	1.14
International Equity*	0.38–0.50	[c]	0.46	0.25	0.15	0.25	0.60	0.75		0.75	0.85	0.99
International Opportunities*	0.48–0.60		0.60	0.25	0.15	0.25	0.70	0.85		0.85	0.95	1.09
Social Choice International Equity	0.30		0.30	0.25	0.15	0.25	0.40	0.55		0.55	0.65	0.79

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
[a]	Effective May 1, 2015 Advisors agreed to voluntarily waive a portion of the investment management fee for the Large-Cap Value Fund. The investment management fee range after the waiver is 0.30%–0.42% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2015 Advisors agreed to voluntarily waive a portion of the investment management fee for the Mid-Cap Value Fund. The investment management fee range after the waiver is 0.27%–0.43% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective May 1, 2015 Advisors agreed to voluntarily waive a portion of the investment management fee for the International Equity Fund. The investment management fee range after the waiver is 0.37%–0.49% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
†	Advisor Class commenced operations on December 4, 2015.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2017. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	107

Notes to financial statements (unaudited)

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2016, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss )
Enhanced Large-Cap Growth Index	$54,398,867	$47,458,787	$1,344,967
Enhanced Large-Cap Value Index	3,827,543	4,382,956	307,602
Growth & Income	37,861,473	36,860,862	1,267,518
Large-Cap Growth	51,791,171	9,738,561	(736,974)
Large-Cap Value	78,345,131	5,539,436	(606,577)
Mid-Cap Growth	776,643	–	–
Mid-Cap Value	8,942,036	2,771,088	(176,848)
Small-Cap Equity	13,228,716	21,553,128	2,220,570
Social Choice Equity	7,464,991	3,351,888	(104,301)
Fund	Purchases	Sales	Realized gain (loss )
Social Choice Low Carbon	$112,107	$17,344	$(2,666)
Emerging Markets Equity	3,969,149	22	(1)
Enhanced International Equity Index	4,519,342	12,903,421	(747,529)
Global Natural Resources	103,032	478,041	(12,965)
International Equity	105,471,237	–	–

As of April 30, 2016, TIAA, an affiliate, was invested in the Social Choice Low Carbon Equity Fund, the Emerging Markets Equity Fund, the Global Natural Resources Fund, the International Opportunities Fund, and the Social Choice International Equity Fund. In addition, a registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of April 30, 2016:

				TIAA-CREF
		TIAA-CREF	TIAA-CREF	Managed
Underlying Fund	TIAA	Lifecycle Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Enhanced Large-Cap Growth Index	–%	96%	1%	3%	–%	100%
Enhanced Large-Cap Value Index	–	96	1	3	–	100
Growth & Income	–	37	1	1	5	44
Large-Cap Growth	–	57	1	2	2	62
Large-Cap Value	–	35	1	1	7	44
Mid-Cap Growth	–	7	–	–	9	16
Mid-Cap Value	–	2	–	–	9	11
Small-Cap Equity	–	28	1	1	7	37
Social Choice Equity	–	–	–	–	2	2
Social Choice Low Carbon Equity	42	–	–	–	–	42
Emerging Markets Equity	–	84	2	2	–	88
Enhanced International Equity Index	–	95	1	3	–	99
Global Natural Resources	–	84	2	2	–	88
International Equity	–	42	1	1	6	50
International Opportunities	–	94	2	3	–	99
Social Choice International Equity	88	–	–	–	–	88

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2016, two 529 Plans owned 7%, and 6%, respectively, of the International Equity Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliate companies is as follows:

	Value at	Purchase	Sales	Realized		Dividend	Withholding	Shares at		Value at
Issue	October 31, 2015	cost	proceeds	gain (loss	)	income	expense	April 30, 2016		April 30, 2016
Mid-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$187,935,969	$64,947,200	$(117,196,657)	$ –		$–	$–	–	**	$–

International Equity
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	*	537,670,723	(105,486,584)	–		–	–	539,378,240		539,378,240

*	Not an affiliate investment as of October 31, 2015.
**	Not an affiliate investment as of April 30, 2016.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next

108	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of April 30, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

				Net
		Gross	Gross	unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	depreciation	(depreciation	)
Enhanced Large-Cap Growth Index	$1,757,478,517	$340,077,882	$(32,073,400)	$308,004,482
Enhanced Large-Cap Value Index	1,820,040,003	269,423,281	(35,465,770)	233,957,511
Growth & Income	4,031,413,311	904,509,796	(42,697,173)	861,812,623
Large-Cap Growth	2,774,851,622	820,357,079	(40,891,776)	779,465,303
Large-Cap Value	5,177,809,542	813,993,629	(217,158,145)	596,835,484
Mid-Cap Growth	1,478,271,393	225,242,980	(75,151,677)	150,091,303
Mid-Cap Value	4,363,461,229	1,103,737,777	(191,210,788)	912,526,989
Small-Cap Equity	2,839,991,751	358,974,268	(169,731,420)	189,242,848
Social Choice Equity	2,148,193,202	677,934,626	(94,811,754)	583,122,872
Social Choice Low Carbon Equity	47,106,624	2,121,815	(1,457,621)	664,194
Emerging Markets Equity	957,970,268	89,276,625	(51,021,377)	38,255,248
Enhanced International Equity Index	1,362,080,212	104,683,238	(70,936,540)	33,746,698
Global Natural Resources	281,240,114	15,124,567	(2,257,547)	12,867,020
International Equity	4,723,499,381	354,617,591	(217,800,170)	136,817,421
International Opportunities	1,285,643,940	167,826,929	(108,167,879)	59,659,050
Social Choice International Equity	22,456,509	523,116	(2,111,163)	(1,588,047)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2016 were as follows:

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Enhanced Large-Cap Growth Index	$1,082,104,819	$1,018,637,078
Enhanced Large-Cap Value Index	851,657,983	735,851,034
Growth & Income	2,085,247,892	2,062,481,521
Large-Cap Growth	1,496,900,138	1,192,106,364
Large-Cap Value	1,685,284,760	1,651,273,520
Mid-Cap Growth	572,338,207	657,645,616
Mid-Cap Value	1,469,791,445	1,379,778,894
Small-Cap Equity	1,367,277,952	1,260,828,282
Social Choice Equity	143,982,621	164,264,030
Social Choice Low Carbon	22,078,046	7,511,808
Emerging Markets Equity	653,479,807	620,496,938
Enhanced International Equity Index	622,882,843	536,244,176
Global Natural Resources	461,679,506	436,855,313
International Equity	2,576,058,002	2,148,253,913
International Opportunities	221,794,547	95,919,863
Social Choice International Equity	2,740,909	677,288

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2015 was as follows:

	10/31/2015
	Ordinary	Long-term
Fund	income	capital gains	Total
Enhanced Large-Cap Growth Index	$50,654,724	$120,284,609	$170,939,333
Enhanced Large-Cap Value Index	58,560,584	123,039,026	181,599,610
Growth & Income	151,386,265	278,634,493	430,020,758
Large-Cap Growth	83,290,180	234,205,878	317,496,058
Large-Cap Value	182,879,486	148,830,698	331,710,184
Mid-Cap Growth	78,555,035	171,981,414	250,536,449
Mid-Cap Value	82,045,611	215,869,781	297,915,392
Small-Cap Equity	70,192,622	302,949,812	373,142,434
Social Choice Equity	38,110,791	29,646,728	67,757,519
Social Choice Low Carbon Equity	–	–	–
Emerging Markets Equity	10,908,175	–	10,908,175
Enhanced International Equity Index	40,399,089	36,876,364	77,275,453
Global Natural Resources	4,309,438	–	4,309,438
International Equity	50,893,656	–	50,893,656
International Opportunities	10,770,535	–	10,770,535
Social Choice International Equity	–	–	–

The tax character of the fiscal year 2016 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	109

Notes to financial statements (unaudited)	concluded

Note 8—line of credit

Each of the Funds, except the Social Choice Low Carbon Equity Fund and the Social Choice International Equity Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2016, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 10—subsequent events

Advisors has agreed to implement a voluntary waiver reducing Large-Cap Value Fund and Mid-Cap Value Fund’s management fee breakpoint schedule by an additional 0.02% and 0.03%, respectively, for one year effective May 1, 2016. During this one-year period, the fee range paid to Advisors will be 0.32% to 0.44%, and 0.30% to 0.46%, respectively, of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

Subsequent to April 30, 2016, Advisors determined to compensate certain Funds in an amount that approximates the cost of certain research products and services incurred beginning January 1, 2016. The impact to individual Funds for the reporting period is expected to range from 0.01% to 0.05% of net assets.

110	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to each series covered by this Report other than the Social Choice International Equity and Social Choice Low Carbon Equity Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are independent persons under the 1940 Act.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs (as applicable). Broadridge also compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from TAI or the Board, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not TAI or the Board).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. The Trustees met in private sessions at which no TAI representatives were present to discuss the proposed renewal of the Agreement for each Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding each Fund’s performance and the Board considered that the evaluation of TAI’s services to the Funds is an ongoing one.

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	111

Renewal of investment management agreement (unaudited)

managed by TAI or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Board also considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner. The Board also considered that TAI has committed significant resources to supporting the series of the Trust, including the Funds. It also considered TAI’s compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

112	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2015. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk TAI assumes. The Board considered that TAI had earned profits with respect to each of the Funds other than the Global Natural Resources Fund under the Agreement for the one-year period ended December 31, 2015, and that TAI expected this trend to continue. With respect to the Global Natural Resources Fund, TAI had incurred a small loss, but had previously been profitable to TAI. The Board recognized the effect on TAI’s profitability of the March 1, 2015 amendment of the Agreement for the actively-managed Funds with management fee rates that included contractual “breakpoints” (that is, the asset levels at which additional Fund assets would cause management fee rates to be lower) to permanently decrease the levels of assets needed to reach breakpoints, to further reduce fees at each breakpoint and to add a breakpoint at the $8 billion level. The Board also noted TAI’s one-year voluntary reduction of the Fund’s management fee by an additional 0.05% for the Mid-Cap Value Fund, 0.03% for the Large-Cap Value Fund and 0.01% for the International Equity Fund that began on May 1, 2015. The Board also considered the fact that TAI would not be continuing this voluntary waiver for the International Equity Fund after April 30, 2016 and would be implementing reduced voluntary waivers of 0.025% for the Mid-Cap Value Fund and 0.015% for the Large-Cap Value Fund for a one-year period beginning on May 1, 2016. With respect to those Funds for which the Agreement was profitable to TAI in 2015, the Board concluded that those profits were reasonable in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered the extent to which the current fee breakpoints on many actively-managed Funds (which were profitable to TAI) would have a material effect on their fees. The Board considered, in connection with the supporting Broadridge reports, TAI’s representation that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliate, TIAA-CREF Investment Management, LLC, provide similar investment management services to other investment companies, foreign funds (UCITs) and separately managed accounts that may have similar investment strategies as certain of the Funds. In the future, TAI may manage client assets through additional funds and accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies, UCITs and the other accounts that are managed using similar investment strategies. They also considered TAI’s disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Funds’ strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar)

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	113

Renewal of investment management agreement (unaudited)

arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2015 under the Agreement.

Enhanced Large-Cap Growth Index

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.325% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund did not have a group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”). The Fund was in the 1st, 2nd and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Enhanced Large-Cap Value Index

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.327% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 2nd quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.404% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for each of the one-, three-, five-and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.416% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 2nd and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.399% of average daily net assets.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule by an additional 0.015% for one year effective May 1, 2016.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 4th, 4th, 4th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

114	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Mid-Cap Growth Fund

•	The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.442% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 5th, 4th, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 4th, 4th and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Value Fund

•	The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.397% of average daily net assets.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule by an additional 0.025% for one year effective May 1, 2016.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 4th, 3rd, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 4th, 3rd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate is 0.46% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.40% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 1st, 1st and 2nd quintiles of both its Performance Group and Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 4th, 4th, 4th and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 3rd and

2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Fund

•	The Fund’s annual contractual management fee rate is 0.85% of average daily net assets with breakpoints.
•	The Fund’s total expenses and actual management fee were each in the 1st quintile of its Expense Group, while the Fund’s contractual management fee was in the 2nd quintile of its Expense Group. The Fund’s total expenses, actual management fee and contractual management fee were in the 1st, 3rd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd, 3rd and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 3rd and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Enhanced International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.40% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.389% of average daily net assets.
•	The Fund’s total expenses ranked 1 out of 5 within its Expense Group, while the Fund’s actual management fee and contractual management fee each ranked 2 out of 5 within its Expense Group. The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund ranked 3 out of 3, 3 out of 3 and 2 out of 3 of the funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Global Natural Resources Fund

•	The Fund’s annual contractual management fee rate is 0.65% of average daily net assets with breakpoints.
•	The Fund’s total expenses, actual management fee and contractual management fee were in the 1st, 3rd and 2nd quintiles of its Expense Group, respectively. The Fund’s total expenses, actual management fee and contractual management fee were in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st and 3rd quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 2nd and 3rd quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	115

Renewal of investment management agreement (unaudited)	concluded

International Equity Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.459% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 4th, 4th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

International Opportunities Fund

•	The Fund’s annual contractual management fee rate is 0.60% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.596% of average daily net assets.

•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group. The Fund’s total expenses and contractual management fee were in the 1st quintile of its Expense Universe, while the Fund’s actual management fee was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 2nd and 4th quintiles of both its Performance Group and Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

116	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 2000® Index, the Russell 3000® Index, the Russell 1000 Value Index, the Russell 1000 Growth Index, the Russell Midcap® Growth Index and the Russell Midcap Value Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF Growth & Income Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF Growth & Income Fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Funds: Equity Funds ■ 2016 Semiannual Report	117

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How to reach us

TIAA website

TIAA.org
24 hours a day, 7 days a week

Automated telephone service

800-842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206.

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2016 Semiannual Report

April 30, 2016

TIAA-CREF Funds

Equity Index Funds

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time, based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

TIAA-CREF Market Monitor

Stock markets fluctuate then stabilize

During the first half of the six months ended April 30, 2016, stock markets around the globe were volatile, triggered largely by investors’ concerns about oil prices, interest rates and China’s slowing economy. However, many equity markets gained traction in the second half of the period. For the six months, the Russell 3000® Index, a broad-based measure of the U.S. stock market, posted a slightly positive return of 0.1%, whereas international stock markets generally ended lower.

Growth slows, U.S. dollar drops

In the United States, real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at a seasonally adjusted annualized rate of 1.4% in the fourth calendar quarter of 2015—below the third quarter annualized rate of 2.0%. The rate of growth slipped further to 0.8% (the second government estimate) in the first quarter of 2016. While labor market conditions improved, the national unemployment rate remained low and virtually unchanged at 5.0% throughout the reporting period. Inflation also remained low, with the Consumer Price Index well below 2% on an annualized basis. The price of oil finished almost flat, despite suffering a steep drop during the period. The U.S. dollar dropped against most major currencies, which is generally favorable for domestic exports.

In the eurozone, unemployment fell to a four-and-a-half-year low, lending rose and consumer prices declined. Japan’s economy remained stagnant and China’s growth slowed.

Amid volatility, U.S. stocks end flat, foreign stocks decline

Source: Returns for U.S. Stocks are based on the on the Russell 3000® Index; returns for International Stocks are based on the MSCI EAFE Index.

Value and mid-cap U.S. stocks outperform, bonds post positive returns

In the U.S. equity market, mid- and large-cap stocks rose 0.8% and 0.2%, respectively, while their small-cap counterparts dropped 1.9%. Value stocks gained 1.9%, while growth stocks fell 1.4%. (Returns by investment style and capitalization size are based on Russell indexes.) Domestic investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.8%.

Overseas, emerging markets outperformed their developed market counterparts. The MSCI Emerging Markets Index ended the period down 0.1%, while the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, fell 3.1%. (Returns are in U.S. dollars.) In welcome news for commodities investors, the MSCI All Country World Commodity Producers Sector Capped Index rose 8.3%.

Fed raises rates, foreign central banks ease

Early in the period, oil prices dropped in reaction to reports of surging supply and reduced demand, exerting pressure on stocks. On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25% to a range of 0.25%–0.50%—the first time the central bank had increased this key short-term interest rate benchmark in nearly a decade—and kept the rate at that level through the end of the period.

In January, China’s currency dropped sharply, which triggered concerns about the country’s economy, and global stock markets retreated.

In February, the U.S. dollar dropped and the price per barrel of West Texas Intermediate Crude, which had dropped below $27 per barrel, finally rose, bolstering energy and bank stocks.

In March, China cut reserve ratio requirements for banks, Europe cut its key short-term lending rate and, in the United States, Fed officials signaled that the Fed might hike rates at a less aggressive pace than had been expected.

In response to developments in February and March, global equities rallied. In the month of March alone, the MSCI Emerging Markets and MSCI EAFE indexes rose 13.2% and 6.5%, respectively; the MSCI All Country World Commodity Producers Sector Capped Index rose 9.0%; and in the United States, the Russell 3000 Index rose 7.0%. Both domestic and international equities continued to rise in April, though U.S. equity returns were tempered somewhat by concerns about weak economic growth.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	3

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015–April 30, 2016).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	5

Equity Index Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Information technology	18.9
Financials	17.8
Health care	13.9
Consumer discretionary	13.4
Industrials	10.8
Consumer staples	8.9
Energy	6.6
Utilities	3.4
Materials	3.4
Telecommunication services	2.4
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	50.9
More than $15 billion–$50 billion	23.1
More than $2 billion–$15 billion	21.1
$2 billion or less	4.9
Total	100.0

Performance for the six months ended April 30, 2016

The Equity Index Fund returned 0.06% for the Institutional Class, matching the 0.06% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2016, the fund returned –0.19% versus –0.18% for the index. The table below shows returns for all share classes of the fund.

During the six months, the fund had a small exposure to derivative instruments, which contributed to its relative performance. The fund also participated in a securities lending program, which made a positive contribution to its performance. Nonetheless, the fund’s return matched that of its benchmark index, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. In late January, the price per barrel of West Texas Intermediate Crude oil dropped below $27 from $46 at the beginning of the period. However, oil prices later rebounded, China’s currency stabilized, the dollar dropped further and the Fed signaled it might raise rates at a less aggressive pace than previously

Performance as of April 30, 2016

						Average annual
		Total return				total return
Equity Index Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	7/1/1999	0.06%		–0.19%		10.45%		6.84%
Advisor Class	12/4/2015	0.04	*	–0.21	*	10.45	*	6.83	*
Premier Class	9/30/2009	–0.05		–0.37		10.29		6.73	*
Retirement Class	3/31/2006	–0.06		–0.44		10.18		6.57
Retail Class	3/31/2006	–0.05		–0.49		10.12		6.60
Russell 3000 Index	—	0.06		–0.18		10.50		6.85

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

6	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

anticipated. U.S. stocks, particularly those of energy companies, rebounded in March. Although U.S. stocks rose modestly in April, their returns were tempered somewhat by concerns about weak economic growth.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-cap stocks, and both mid- and large-caps beat small-cap equities. Value stocks ended the period higher, beating their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2016, the Russell 3000 Index generated an average annual return of 6.85%.

Utilities stocks outperform, information technology trails

Six of the ten industry sectors in the Russell 3000 Index generated positive returns. Consumer staples made the largest contribution by sector to the index’s performance, returning 5.6%, followed by industrials (up 4.1%) and utilities (up 13.1%). Utilities was the best-performing sector, but represented a small weighting in the index. The utilities sector, which is particularly sensitive to interest rate movements, benefited as concerns about the future pace of Fed interest rate hikes eased. Telecommunications services was the second-best performer (up 12.8%) followed by materials (up 6.2%).

The biggest detractor to the Russell 3000 Index’s performance was information technology, which dropped 4.7% and represented the largest component of the index at period-end. Health care (down 2.3%) was the second-worst detractor in this index.

Seven of the benchmark’s ten largest stock components rise

Seven of the index’s ten largest stock components at period-end rose and beat the benchmark. Among them, AT&T performed the best over the period. Facebook shares rallied after the company reported stronger-than-expected earnings for the first quarter of 2016. Johnson & Johnson and Exxon Mobil also posted impressive gains.

Two of the three stocks in the index that ended lower were technology giants Apple and Microsoft. Late in the period, Apple reported a drop in revenue, due in part to lower iPhone and MacBook sales.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(11/1/15–
Equity Index Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$1,000.58	$0.25
Advisor Class†	1,000.00	991.65	0.81
Premier Class	1,000.00	999.50	0.99
Retirement Class	1,000.00	999.36	1.49
Retail Class	1,000.00	999.48	1.69
5% annual hypothetical return
Institutional Class	1,000.00	1,024.61	0.25
Advisor Class†	1,000.00	1,023.87	1.01
Premier Class	1,000.00	1,023.87	1.01
Retirement Class	1,000.00	1,023.37	1.51
Retail Class	1,000.00	1,023.17	1.71

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class, 0.20% for the Premier Class, 0.30% for the Retirement Class and 0.34% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.20% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	7

Large-Cap Growth Index Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Information technology	27.0
Consumer discretionary	21.3
Health care	16.0
Consumer staples	11.6
Industrials	11.1
Financials	5.7
Materials	3.6
Telecommunication services	2.3
Energy	0.6
Utilities	0.1
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2016
More than $50 billion	57.8
More than $15 billion–$50 billion	23.4
More than $2 billion–$15 billion	18.6
$2 billion or less	0.2
Total	100.0

Performance for the six months ended April 30, 2016

The Large-Cap Growth Index Fund returned –1.36%, compared with the –1.37% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2016, the fund returned 1.00% versus 1.07% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund slightly outpaced its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. After oil declined in late January to below $27 per barrel, stock prices followed suit. However, the market rallied in March and April when oil rebounded and the Fed signaled a more dovish stance on future rate increases.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-caps, while small-cap stocks lagged. Value stocks performed better than their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2016

						Average annual
		Total return				total return
Large-Cap
Growth Index Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	10/1/2002	–1.36%		1.00%		11.37%		8.12%
Advisor Class	12/4/2015	–1.42	*	0.94	*	11.36	*	8.11	*
Retirement Class	10/1/2002	–1.51		0.74		11.08		7.85
Russell 1000 Growth Index	—	–1.37		1.07		11.44		8.20

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

8	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended April 30, 2016, the Russell 1000 Growth Index, a broad measure of U.S. large-cap growth stocks, produced an average annual gain of 8.20%, exceeding both the 5.67% average annual return of the Russell 1000 Value Index and the 6.85% average annual return of the Russell 3000 Index.

Largest index sectors experience declines

Four out of ten industry sectors of the Russell 1000 Growth Index had losses for the six months. Information technology, the benchmark’s most heavily weighted sector for the period, fell 5.5%, on the back of weak demand for shares of fast-growing companies, and was the largest detractor from the benchmark’s returns. With a 4.0% decline, health care was not far behind, as major insurers have experienced losses due to increased government regulations. Consumer discretionary lost 0.8% as spending on nonessential items decreased. Together, these three sectors represented nearly two-thirds of the benchmark’s total market capitalization at period-end.

At –20.1%, energy produced the most substantial loss but was a minimal part of the benchmark’s total market capitalization on April 30, 2016. Utilities, the benchmark’s smallest weighted sector for the period, registered the best performance, gaining 15.1% as dividend-paying stocks remained attractive compared to relatively low yields on conservative fixed-income products.

Three of the five largest stocks trail the index

For the six months, three of the benchmark’s five largest stocks trailed the performance of the index. Apple suffered a double-digit loss, and was the worst performer, on indications that demand for the iPhone may be waning. Alphabet, the parent holding company of Google, and Microsoft also did not keep pace with the index. Conversely, shares of Facebook rose substantially as the company continued to benefit from an increase in mobile advertising revenue, while Amazon.com produced more modest gains.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap	value	value	(11/1/15–
Growth Index Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$986.38	$0.30
Advisor Class†	1,000.00	974.84	0.84
Retirement Class	1,000.00	984.90	1.53
5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.30
Advisor Class†	1,000.00	1,023.82	1.06
Retirement Class	1,000.00	1,023.32	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.21% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	9

Large-Cap Value Index Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Financials	28.5
Energy	13.6
Health care	11.7
Information technology	10.7
Industrials	10.3
Consumer staples	7.1
Utilities	6.7
Consumer discretionary	5.1
Materials	3.0
Telecommunication services	2.8
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	51.9
More than $15 billion–$50 billion	26.9
More than $2 billion–$15 billion	20.7
$2 billion or less	0.5
Total	100.0

Performance for the six months ended April 30, 2016

The Large-Cap Value Index Fund returned 1.97% for the Institutional Class, compared with the 1.93% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2016, the fund returned –0.39% versus –0.40% for the index. The table below shows returns for all share classes of the fund.

The fund’s returns were in line with those of its benchmark index for the six-month and one-year periods, despite including a deduction for expenses, which the benchmark’s returns did not. The fund had a risk profile similar to that of its benchmark.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. After oil declined in late January to below $27 per barrel, stock prices followed suit. However, the market rallied in March and April when oil rebounded and the Fed signaled a more dovish stance on future rate increases.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-caps, while small-cap stocks lagged. Value stocks performed better than their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2016

						Average annual
		Total return				total return
Large-Cap
Value Index Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	10/1/2002	1.97%		–0.39%		10.05%		5.62%
Advisor Class	12/4/2015	1.83	*	–0.53	*	10.02	*	5.60	*
Retirement Class	10/1/2002	1.80		–0.64		9.78		5.37
Russell 1000 Value Index	—	1.93		–0.40		10.13		5.67

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

10	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended April 30, 2016, the Russell 1000 Value Index, a broad measure of U.S. large-cap value stocks, posted an average annual gain of 5.67% and trailed both the 8.20% average return of the Russell 1000 Growth Index and the 6.85% average return of the Russell 3000 Index.

Telecommunication services and utilities stocks perform best

Seven out of the benchmark’s ten industry sectors gained ground for the six months. Investors favored defensive, dividend-paying stocks like those in the telecommunication services and utilities sectors, as market volatility increased and the low-interest rate environment appeared likely to continue. For the six months, telecommunication services climbed 14.6%, and utilities increased 13.2%. Energy, the benchmark’s second-largest sector, gained 1.8%, helped by stabilizing oil prices. Together, these three sectors made up nearly one-quarter of the benchmark’s total market capitalization as of April 30, 2016.

Financials, the benchmark’s largest sector, fell 2.4% as investors worried about the implications of continued low interest rates for banks’ profitability. Information technology was down 2.9% as investors sought to lower risk in their portfolios. Consumer discretionary retreated 3.1% on concerns over higher energy prices.

Four of the benchmark’s largest stocks top its overall return

Four of the benchmark’s five largest stocks gained more than the overall index for the period. Johnson & Johnson performed best. Despite currency exchange headwinds, the U.S. pharmaceutical giant reported stronger sales. Second was Exxon Mobil, the index’s largest stock, which benefited from the recovery in oil prices. Third was General Electric. With interest rates low, GE’s high dividend looks especially attractive, and its stock is one many investors turn to during uncertain times. Fourth was Berkshire Hathaway. Several of the company’s largest holdings, namely Kraft Heinz, IBM and Coca-Cola, outperformed the broader market and helped to offset weakness in its bank holdings. JPMorgan Chase & Co. posted a small loss as the outlook for banking stocks dimmed.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap	value	value	(11/1/15–
Value Index Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$1,019.72	$0.30
Advisor Class†	1,000.00	1,014.23	0.86
Retirement Class	1,000.00	1,017.98	1.56
5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.30
Advisor Class†	1,000.00	1,023.82	1.06
Retirement Class	1,000.00	1,023.32	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.21% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	11

S&P 500 Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2016
Information technology	19.6
Financials	16.1
Health care	14.5
Consumer discretionary	12.9
Consumer staples	10.2
Industrials	10.1
Energy	7.3
Utilities	3.3
Materials	2.9
Telecommunication services	2.7
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	61.5
More than $15 billion–$50 billion	27.6
More than $2 billion–$15 billion	10.9
Total	100.0

Performance for the six months ended April 30, 2016

The S&P 500 Index Fund returned 0.43% for the Institutional Class, matching the 0.43% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2016, the fund returned 1.16% versus 1.21% for the index. The table below shows returns for all share classes of the fund.

For the period, the fund’s return matched that of its benchmark index despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks experience volatility as Fed raises rates

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. After oil declined in late January to below $27 per barrel, stock prices followed suit. However, the market rallied in March and April when oil rebounded and the Fed signaled a more dovish stance on future rate increases.

For the six months, the large-cap stocks in the S&P 500 Index outperformed those in the Russell 3000® Index, a broad measure of the U.S. stock market, which returned 0.06%. Although the mid-cap stocks in the Russell 3000 outperformed its large-caps, weak-performing small-cap stocks lowered the return of the entire index. Value stocks performed better than growth stocks.

Performance as of April 30, 2016

						Average annual
		Total return				total return
S&P 500 Index Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	10/1/2002	0.43%		1.16%		10.94%		6.85%
Advisor Class	12/4/2015	0.38	*	1.11	*	10.93	*	6.84	*
Retirement Class	10/1/2002	0.27		0.91		10.66		6.58
S&P 500 Index	—	0.43		1.21		11.02		6.91

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

12	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended April 30, 2016, the S&P 500 Index produced an average annual gain of 6.91% versus the 6.85% average annual return of the Russell 3000 Index.

S&P 500’s defensive sectors perform best

Six out of ten industry sectors in the S&P 500 Index had positive returns for the six months, but the index’s most heavily weighted sectors had the worst performance. Information technology, the index’s largest sector, was down 4.3%, financials declined 2.1% and health care lost 1.4%. As of April 30, 2016, these three sectors made up more than one-half of the index’s market capitalization.

Investors favored defensive stocks, like those in the telecommunication services and utilities sectors, over higher growth stocks as market volatility increased during the period. Telecom and utilities stocks are also known for paying high dividends, a plus in a low-interest rate environment. For the six months, the benchmark’s telecommunication services sector climbed 14.7% and the utilities sector gained 12.8%.

Three of the S&P 500’s largest stocks outgain the overall index

Three of the benchmark’s five largest stocks performed better than the index itself. Johnson & Johnson was first, reporting stronger sales, despite the negative effects of currency declines overseas. Exxon Mobil followed, benefiting from the recovery in oil prices. General Electric was third, as its high dividend attracted investors during a period of increased uncertainty.

Information technology giants Apple and Microsoft, the index’s largest constituents, respectively, saw their stock prices decline. Apple’s stock slumped amid investor concerns that iPhone sales may have peaked, while Microsoft reported disappointing results in its latest two quarterly releases, including a notable decrease in net income. In addition, the higher costs of Microsoft’s streamlining efforts and ongoing integration of Nokia’s mobile phone business contributed to its stock decline.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
S&P 500	value	value	(11/1/15–
Index Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$1,004.35	$0.25
Advisor Class†	1,000.00	994.96	0.85
Retirement Class	1,000.00	1,002.68	1.49
5% annual hypothetical return
Institutional Class	1,000.00	1,024.61	0.25
Advisor Class†	1,000.00	1,023.82	1.06
Retirement Class	1,000.00	1,023.37	1.51

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class and 0.30% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.21% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	13

Small-Cap Blend Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2016
Financials	26.3
Information technology	17.3
Health care	14.0
Consumer discretionary	13.4
Industrials	12.8
Materials	4.2
Utilities	4.0
Consumer staples	3.5
Energy	2.9
Telecommunication services	0.9
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $15 billion–$50 billion	0.3
More than $2 billion–$15 billion	39.6
$2 billion or less	60.1
Total	100.0

Performance for the six months ended April 30, 2016

The Small-Cap Blend Index Fund returned –1.66% for the Institutional Class, compared with the –1.90% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2016, the fund returned –5.59% versus –5.94% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund participated in a securities lending program, which made a positive contribution to its performance, and it outpaced its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Small caps trail their large-cap counterparts and the broad market

The U.S. economy’s pace of growth slowed during the reporting period. Although labor market conditions improved, the national unemployment rate remained essentially unchanged throughout the period at 5.0%. The price of oil also finished virtually flat, despite plunging mid-period, while inflation remained low. The U.S. dollar dropped sharply against most major currencies, which is generally positive for domestic exports.

On December 16, 2015, the Federal Reserve raised the federal funds rate target by 0.25%—the first increase in this key short-term benchmark rate since 2006. Stock prices proceeded to pull back, in part due to concerns about the pace of future rate hikes, China’s economic slowdown and a drop in commodity prices. After oil declined in late January to below $27 per barrel, stock prices followed suit. However, the market rallied in March and April when oil rebounded and the Fed signaled a more dovish stance on future rate increases.

Performance as of April 30, 2016

						Average annual
		Total return				total return
Small-Cap
Blend Index Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	10/1/2002	–1.66%		–5.59%		7.22%		5.54%
Advisor Class	12/4/2015	–1.73	*	–5.66	*	7.20	*	5.53	*
Retirement Class	10/1/2002	–1.83		–5.89		6.95		5.28
Russell 2000 Index	—	–1.90		–5.94		6.98		5.42

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

14	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 0.06%. Mid-cap stocks outperformed large-caps, while small-cap stocks lagged. Value stocks performed better than their growth counterparts. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2016, the Russell 2000 Index, a broad measure of U.S. small-cap stocks, produced an average annual gain of 5.42%, trailing the 6.85% average annual return of the Russell 3000 Index.

Declines in most of the larger sectors weigh on the index

Four out of ten industry sectors of the Russell 2000 Index had losses for the six months. Health care fell 8.4%, as insurers experienced losses due to increased government regulations. Consumer discretionary lost 4.3% on concerns over higher energy prices. With a 3.4% decline, information technology was hurt by weak demand for shares of fast-growing companies. Together, these three sectors represented nearly half of the benchmark’s total market capitalization at period-end.

At –13.2%, the energy sector produced the most substantial loss but was a relatively small weighting in the benchmark. Conversely, utilities registered the best performance, gaining 11.3%, as dividend-paying stocks remained attractive in the low-interest rate environment. Financials, the benchmark’s largest sector for the period, rose marginally at 0.2%.

Returns of the five largest stocks in the index were mixed

For the six months, the benchmark’s five largest stocks delivered mixed performance. Tyler Technologies suffered a double-digit loss and was the worst performer, as recent acquisitions hampered the company’s financial condition. Steris, a health technology company, also suffered losses during the period. Conversely, shares of West Pharmaceutical Services rose substantially as the company benefited from strong product demand and organic sales growth. Real estate company CubeSmart and TreeHouse Foods, a private label food and beverage supplier, produced more modest gains.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Small-Cap	value	value	(11/1/15–
Blend Index Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$983.45	$0.30
Advisor Class†	1,000.00	962.66	0.83
Retirement Class	1,000.00	981.72	1.53
5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.30
Advisor Class†	1,000.00	1,023.82	1.06
Retirement Class	1,000.00	1,023.32	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.21% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	15

Emerging Markets Equity Index Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Financials	28.2
Information technology	19.1
Consumer discretionary	9.3
Consumer staples	8.0
Energy	7.7
Materials	6.8
Telecommunication services	6.7
Industrials	6.5
Utilities	5.1
Health care	2.5
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2016
China	21.5
Korea	14.5
Taiwan	10.9
India	7.6
Brazil	6.9
South Africa	6.6
Mexico	4.2
United States	3.9
Russia	3.9
Malaysia	3.2
17 other nations	14.5
Short-term investments	2.3
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	18.7
More than $15 billion–$50 billion	31.3
More than $2 billion–$15 billion	46.5
$2 billion or less	3.5
Total	100.0

Performance for the six months ended April 30, 2016

The Emerging Markets Equity Index Fund returned –0.05%, compared with the –0.13% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2016, the fund returned –17.81%, versus –17.87% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund participated in a securities lending program, which made a positive contribution to its performance. In addition, the fund outpaced its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

International stocks post losses in a volatile period

Early in the six-month period, both domestic and international stock markets dropped as oil prices fell sharply and investors grew concerned about the slowing global economy. On December 16, 2015, the U.S. Federal Reserve announced it was raising the federal funds rate target by 0.25%. The following month, China’s currency dropped—rekindling concerns about the country’s economy—and stock markets throughout the world fell. Geopolitical concerns and a further drop in oil prices also unnerved investors.

In March, the European Central Bank introduced monetary stimulus, while in the United States, Fed officials signaled that it might hike rates at a less aggressive pace than previously anticipated. In addition, the price of oil rallied. These events appeared to be welcome news as the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, rose 6.51% in the month of March alone. In April, Japan’s central bank refrained from easing interest rates, and the yen rose versus the U.S. dollar.

For the six months, the fund’s benchmark outperformed the –3.07% return of the MSCI EAFE Index but lagged the 0.06% return of the U.S. stock market, as measured by the Russell 3000® Index.

Performance as of April 30, 2016

						Average annual
		Total return				total return
Emerging Markets								since
Equity Index Fund	Inception date	6 months		1 year		5 years		inception
Institutional Class	8/31/2010	–0.05%		–17.81%		–4.94%		–0.63%
Advisor Class	12/4/2015	–0.18	*	–17.92	*	–4.97	*	–0.65	*
Premier Class	8/31/2010	–0.18		–17.95		–5.10		–0.78
Retirement Class	8/31/2010	–0.28		–18.05		–5.19		–0.88
Retail Class	8/31/2010	–0.26		–18.13		–5.32		–1.02
MSCI Emerging Markets Index	—	–0.13		–17.87		–4.61		–0.16	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

16	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

China hinders benchmark’s return but Brazil contributes

For the period, China, the largest component in the benchmark, representing nearly one-quarter of the its market capitalization at period-end, was the second-worst performer, returning –9.4%. The second- and third-largest components, Korea and Taiwan, dropped 0.9% and 2.2%, respectively. The fourth-largest component, Brazil, was the second-best performer, returning 30.4%. (The aforementioned returns are in U.S. dollars.) In local-currency terms, the index returned –1.17%, lagging the –0.13% in U.S. dollars due to the dollar’s decline.

The benchmark index’s top stock holdings end mixed

For the six-month period, two of the benchmark’s five largest stock components, as measured by market capitalization at period-end, generated positive returns. In the order of impact, Taiwan Semiconductor Manufacturing rose after reporting higher-than-expected earnings. Tencent Holdings soared after the Asian Internet giant reported strong profits. By contrast, other top holdings in the benchmark declined. China Mobile fell after announcing a decline in new wireless customers, while Chinese Internet company Naspers dropped due to concerns about the country’s slowing economy. Finally, shares of Samsung Electronics fell after it reported a drop in profits.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Emerging Markets	value	value	(11/1/15–
Equity Index Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$ 999.50	$1.14
Advisor Class†	1,000.00	1,031.74	1.56
Premier Class	1,000.00	998.17	1.89
Retirement Class	1,000.00	997.24	2.38
Retail Class	1,000.00	997.38	3.18
5% annual hypothetical return
Institutional Class	1,000.00	1,023.72	1.16
Advisor Class†	1,000.00	1,022.97	1.91
Premier Class	1,000.00	1,022.97	1.91
Retirement Class	1,000.00	1,022.48	2.41
Retail Class	1,000.00	1,021.68	3.22

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.23% for the Institutional Class, 0.38% for the Premier Class, 0.48% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.38% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	17

International Equity Index Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2016
Financials	24.0
Industrials	12.9
Consumer discretionary	12.4
Consumer staples	12.2
Health care	11.4
Materials	7.0
Information technology	5.0
Telecommunication services	5.0
Energy	4.9
Utilities	3.8
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2016
Japan	20.8
United Kingdom	15.5
France	9.2
Switzerland	8.9
Germany	8.5
Australia	6.8
Netherlands	4.5
Hong Kong	3.0
Spain	3.0
Sweden	2.7
19 other nations	11.2
Short-term investments	5.9
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2016
More than $50 billion	36.3
More than $15 billion–$50 billion	36.3
More than $2 billion–$15 billion	27.3
$2 billion or less	0.1
Total	100.0

Performance for the six months ended April 30, 2016

The International Equity Index Fund returned –3.29%, compared with the –3.07% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2016, the fund returned –9.67% versus –9.32% for the index. The table below shows returns for all share classes of the fund.

The fund underperformed its benchmark in part due to the negative effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark. For the six-month period, the fund participated in a securities lending program, which made a positive contribution to its performance.

International stocks post losses in a volatile period

Early in the six-month period, both domestic and international stock markets dropped as oil prices fell sharply and investors grew concerned about the slowing global economy. On December 16, 2015, the U.S. Federal Reserve announced it was raising the federal funds rate target by 0.25%. The following month, China’s currency dropped—rekindling concerns about the country’s economy—and stock markets throughout the world fell. Geopolitical concerns and a further drop in oil prices also unnerved investors.

In March, the European Central Bank introduced monetary stimulus, while in the United States, Fed officials signaled that it might hike rates at a less aggressive pace than previously anticipated. In addition, the price of oil rallied. These events appeared to be welcome news as the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, rose 6.51% in the month of March alone. In April, Japan’s central bank refrained from easing interest rates, and the yen rose versus the U.S. dollar.

For the six months, the MSCI EAFE trailed the broad U.S. stock market, which returned 0.06%, as measured by the Russell 3000® Index.

Performance as of April 30, 2016

						Average annual
		Total return				total return
International Equity
Index Fund	Inception date	6 months		1 year		5 years		10 years
Institutional Class	10/1/2002	–3.29%		–9.67%		1.64%		1.67%
Advisor Class	12/4/2015	–3.36	*	–9.73	*	1.63	*	1.66	*
Premier Class	9/30/2009	–3.33		–9.77		1.51		1.57	*
Retirement Class	10/1/2002	–3.39		–9.87		1.41		1.43
MSCI EAFE Index	—	–3.07		–9.32		1.69		1.61

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

18	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Most countries in the benchmark end lower

For the period, 13 of the 21 markets that make up the MSCI EAFE ended lower. The largest component, Japan, dropped 2.8%. The second-largest component, the United Kingdom, was the sixth-worst performer, declining 5.1%. Together, these two markets represented about 40% of the benchmark’s market capitalization at period-end. The third- and fifth-largest components, France and Germany, fell 4.4% and 4.0%, respectively. Australia, the sixth-largest component, was the second-best performer, returning 9.1%. (The aforementioned returns are in U.S. dollars.) The index’s return in local-currency terms was –6.74%, lagging the –3.07% return in U.S. dollars due to the dollar’s decline.

MSCI EAFE Index’s top stock holdings end lower

For the period, the MSCI EAFE Index’s five largest stock holdings as of April 30, 2016, ended down. In order of impact, shares of Swiss pharmaceuticals firm Novartis dropped after it reported lower-than-expected earnings. Toyota fell in part due to concerns that auto sales might be approaching a peak in the United States and weakening in China. HSBC Holdings fell after the banking giant reported that profits in Asia declined. Roche Holding dropped after the Swiss pharmaceutical firm reported disappointing earnings. And finally, Nestlé finished lower after missing a sales forecast early in 2016.

The fund’s returns may sometimes diverge from the returns of its benchmark more than typically expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
International	value	value	(11/1/15–
Equity Index Fund	(11/1/15)	(4/30/16)	4/30/16)
Actual return
Institutional Class	$1,000.00	$ 967.07	$0.29
Advisor Class†	1,000.00	975.11	0.84
Premier Class	1,000.00	966.69	1.03
Retirement Class	1,000.00	966.12	1.52
5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.30
Advisor Class†	1,000.00	1,023.82	1.06
Premier Class	1,000.00	1,023.82	1.06
Retirement Class	1,000.00	1,023.32	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.21% for the Premier Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.21% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	19

Summary portfolio of investments (unaudited)

Equity Index Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$112,704,639	1.1%
BANKS
4,894,452		Bank of America Corp	71,263,221	0.7
1,428,346		Citigroup, Inc	66,103,853	0.6
1,726,581		JPMorgan Chase & Co	109,119,919	1.0
2,218,243		Wells Fargo & Co	110,867,785	1.1
		Other	249,705,129	2.4
			607,059,907	5.8
CAPITAL GOODS
293,667		3M Co	49,153,982	0.5
307,946		Boeing Co	41,511,121	0.4
4,470,127		General Electric Co	137,456,405	1.3
356,902		Honeywell International, Inc	40,783,192	0.4
388,559		United Technologies Corp	40,553,903	0.4
		Other	490,265,232	4.6
			799,723,835	7.6
COMMERCIAL & PROFESSIONAL SERVICES			116,520,139	1.1
CONSUMER DURABLES & APPAREL			175,007,451	1.7
CONSUMER SERVICES
414,756		McDonald’s Corp	52,462,486	0.5
		Other	180,471,726	1.7
			232,934,212	2.2
DIVERSIFIED FINANCIALS			385,393,583	3.7
ENERGY
889,808		Chevron Corp	90,920,582	0.9
1,975,161	d	Exxon Mobil Corp	174,604,232	1.6
657,674		Schlumberger Ltd	52,837,529	0.5
		Other	378,702,505	3.6
			697,064,848	6.6
FOOD & STAPLES RETAILING
522,840		CVS Health Corp	52,545,420	0.5
752,949		Wal-Mart Stores, Inc	50,349,700	0.5
		Other	107,476,353	1.0
			210,371,473	2.0
FOOD, BEVERAGE & TOBACCO
921,753		Altria Group, Inc	57,803,130	0.5
1,843,051		Coca-Cola Co	82,568,685	0.8
691,423		PepsiCo, Inc	71,188,912	0.7
727,856		Philip Morris International, Inc	71,417,231	0.7
		Other	254,299,711	2.4
			537,277,669	5.1
HEALTH CARE EQUIPMENT & SERVICES
681,323		Medtronic plc	53,926,716	0.5
453,023		UnitedHealth Group, Inc	59,654,069	0.6
		Other	429,870,877	4.1
			543,451,662	5.2
				% of net
Shares		Company	Value	assets
HOUSEHOLD & PERSONAL PRODUCTS
1,292,898		Procter & Gamble Co	$103,586,988	1.0%
		Other	86,453,864	0.8
			190,040,852	1.8
INSURANCE
878,150	*	Berkshire Hathaway, Inc (Class B)	127,753,262	1.2
		Other	296,738,874	2.9
			424,492,136	4.1
MATERIALS			351,177,555	3.4
MEDIA
1,174,060		Comcast Corp (Class A)	71,335,886	0.7
810,369		Walt Disney Co	83,678,703	0.8
		Other	186,579,845	1.8
			341,594,434	3.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
780,268		AbbVie, Inc	47,596,348	0.5
185,682	*	Allergan plc	40,211,294	0.4
365,194		Amgen, Inc	57,810,210	0.6
786,016		Bristol-Myers Squibb Co	56,734,635	0.5
641,216		Gilead Sciences, Inc	56,561,663	0.5
1,317,365		Johnson & Johnson	147,650,269	1.4
1,339,976		Merck & Co, Inc	73,484,284	0.7
2,913,813		Pfizer, Inc	95,310,823	0.9
		Other	340,944,878	3.2
			916,304,404	8.7
REAL ESTATE			450,705,027	4.3
RETAILING
179,800	*	Amazon.com, Inc	118,594,282	1.1
612,785		Home Depot, Inc	82,045,784	0.8
		Other	337,325,471	3.2
			537,965,537	5.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,251,599		Intel Corp	68,178,418	0.6
		Other	197,906,037	1.9
			266,084,455	2.5
SOFTWARE & SERVICES
137,378	*	Alphabet, Inc (Class A)	97,247,139	0.9
140,158	*	Alphabet, Inc (Class C)	97,130,896	0.9
1,022,607	*	Facebook, Inc	120,238,131	1.2
427,214		International Business Machines Corp	62,347,611	0.6
467,136		Mastercard, Inc (Class A)	45,307,521	0.4
3,834,399		Microsoft Corp	191,221,478	1.8
1,512,590		Oracle Corp	60,291,837	0.6
919,323		Visa, Inc (Class A)	71,008,508	0.7
		Other	464,774,364	4.4
			1,209,567,485	11.5

20	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Equity Index Fund ■ April 30, 2016

			% of net
Shares	Company	Value	assets
TECHNOLOGY HARDWARE & EQUIPMENT
2,716,074	Apple, Inc	$254,604,776	2.4%
2,422,322	Cisco Systems, Inc	66,589,632	0.6
	Other	184,270,800	1.8
		505,465,208	4.8
TELECOMMUNICATION SERVICES
2,859,063	AT&T, Inc	110,988,826	1.1
1,929,189	Verizon Communications, Inc	98,272,888	0.9
	Other	42,026,749	0.4
		251,288,463	2.4
TRANSPORTATION		220,310,667	2.1
UTILITIES		353,580,055	3.4
	TOTAL COMMON STOCKS (Cost $7,350,258,557)	10,436,085,696	99.5
RIGHTS / WARRANTS
BANKS		353	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		4,553	0.0
TELECOMMUNICATION SERVICES		49,856	0.0
	TOTAL RIGHTS / WARRANTS (Cost $50,443)	54,762	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal National Mortgage Association (FNMA)
$40,000,000	0.140%, 05/02/16	40,000,000	0.4
	Other	28,839,499	0.3
		68,839,499	0.7
TREASURY DEBT		25,249,358	0.2
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
326,509,105	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$326,509,105	3.1%
			326,509,105	3.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $420,597,853)		420,597,962	4.0
	TOTAL PORTFOLIO (Cost $7,770,906,853)		10,856,738,420	103.5
	OTHER ASSETS & LIABILITIES, NET		(366,590,599)	(3.5)
	NET ASSETS		$10,490,147,821	100.0%

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities on loan is $316,756,454.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	21

Summary portfolio of investments (unaudited)

Large-Cap Growth Index Fund  ■  April 30, 2016

			% of net
Shares	Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$21,146,982	0.8%
BANKS		2,623,029	0.1
CAPITAL GOODS
171,852	3M Co	28,764,588	1.0
175,980	Boeing Co	23,722,104	0.8
209,854	Honeywell International, Inc	23,980,016	0.9
	Other	119,728,857	4.2
		196,195,565	6.9
COMMERCIAL & PROFESSIONAL SERVICES		28,083,828	1.0
CONSUMER DURABLES & APPAREL
365,268	Nike, Inc (Class B)	21,528,896	0.8
	Other	42,829,826	1.5
		64,358,722	2.3
CONSUMER SERVICES
238,066	McDonald’s Corp	30,112,968	1.1
405,137	Starbucks Corp	22,780,854	0.8
	Other	45,940,583	1.6
		98,834,405	3.5
DIVERSIFIED FINANCIALS		58,363,500	2.1
ENERGY		16,474,982	0.6
FOOD & STAPLES RETAILING
119,302	Costco Wholesale Corp	17,672,205	0.6
281,595	CVS Health Corp	28,300,298	1.0
	Other	19,163,258	0.7
		65,135,761	2.3
FOOD, BEVERAGE & TOBACCO
499,084	Altria Group, Inc	31,297,558	1.1
1,057,173	Coca-Cola Co	47,361,350	1.7
161,578	Kraft Heinz Co	12,614,394	0.4
399,813	PepsiCo, Inc	41,164,747	1.5
208,615	Philip Morris International, Inc	20,469,304	0.7
	Other	70,870,753	2.5
		223,778,106	7.9
HEALTH CARE EQUIPMENT & SERVICES
243,503	UnitedHealth Group, Inc	32,064,475	1.1
	Other	132,119,849	4.7
		164,184,324	5.8
HOUSEHOLD & PERSONAL PRODUCTS
214,131	Colgate-Palmolive Co	15,186,170	0.5
	Other	24,561,067	0.9
		39,747,237	1.4
INSURANCE		20,392,404	0.7
MATERIALS		102,027,500	3.6
				% of net
Shares		Company	Value	assets
MEDIA
609,397		Comcast Corp (Class A)	$37,026,962	1.3%
76,271		Time Warner Cable, Inc	16,177,842	0.6
459,507		Walt Disney Co	47,448,693	1.7
		Other	55,136,796	1.9
			155,790,293	5.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
446,140		AbbVie, Inc	27,214,540	1.0
206,152		Amgen, Inc	32,633,862	1.1
60,434	*	Biogen Idec, Inc	16,618,746	0.6
451,911		Bristol-Myers Squibb Co	32,618,936	1.1
214,925	*	Celgene Corp	22,225,394	0.8
263,644		Eli Lilly & Co	19,913,031	0.7
368,802		Gilead Sciences, Inc	32,532,024	1.2
		Other	105,396,247	3.7
			289,152,780	10.2
REAL ESTATE
84,355		Simon Property Group, Inc	16,969,695	0.6
		Other	62,731,408	2.2
		`	79,701,103	2.8
RETAILING
102,858	*	Amazon.com, Inc	67,844,108	2.4
350,378		Home Depot, Inc	46,912,111	1.6
243,650		Lowe’s Companies, Inc	18,522,273	0.7
13,950	*	Priceline.com, Inc	18,744,057	0.7
183,334		TJX Companies, Inc	13,900,384	0.5
		Other	96,710,251	3.4
			262,633,184	9.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
280,034		Texas Instruments, Inc	15,973,139	0.6
		Other	43,616,762	1.5
			59,589,901	2.1
SOFTWARE & SERVICES
170,812		Accenture plc	19,288,091	0.7
135,015	*	Adobe Systems, Inc	12,721,113	0.5
78,004	*	Alphabet, Inc (Class A)	55,217,472	2.0
79,372	*	Alphabet, Inc (Class C)	55,005,590	1.9
584,900	*	Facebook, Inc	68,772,542	2.4
136,880		International Business Machines Corp	19,976,267	0.7
269,427		Mastercard, Inc (Class A)	26,131,725	0.9
1,240,807		Microsoft Corp	61,879,045	2.2
512,626		Oracle Corp	20,433,272	0.7
327,932	*	PayPal Holdings, Inc	12,848,376	0.5
176,989	*	Salesforce.com, Inc	13,415,766	0.5
527,622		Visa, Inc (Class A)	40,753,523	1.4
		Other	126,914,305	4.5
			533,357,087	18.9
TECHNOLOGY HARDWARE & EQUIPMENT
1,556,190	d	Apple, Inc	145,877,250	5.2
		Other	23,985,564	0.8
			169,862,814	6.0

22	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Index Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
1,021,563		Verizon Communications, Inc	$52,038,419	1.9%
		Other	12,480,098	0.4
			64,518,517	2.3
TRANSPORTATION
235,974		Union Pacific Corp	20,584,012	0.7
188,458		United Parcel Service, Inc (Class B)	19,801,282	0.7
		Other	49,167,371	1.7
			89,552,665	3.1
UTILITIES			1,389,204	0.1
	TOTAL COMMON STOCKS (Cost $2,179,062,903)		2,806,893,893	99.3

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal National Mortgage Association (FNMA)
$14,250,000	d	0.140%, 05/02/16	14,250,000	0.5
			14,250,000	0.5

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
59,935,343	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	59,935,343	2.1
			59,935,343	2.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $74,185,288)		74,185,343	2.6
	TOTAL PORTFOLIO (Cost $2,253,248,191)		2,881,079,236	101.9
	OTHER ASSETS & LIABILITIES, NET		(55,251,046)	(1.9)
	NET ASSETS		$2,825,828,190	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities on loan is $58,081,760.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	23

Summary portfolio of investments (unaudited)

Large-Cap Value Index Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,556,668		Ford Motor Co	$21,108,418	0.5%
640,311		General Motors Co	20,361,890	0.5
		Other	14,980,822	0.4
			56,451,130	1.4
BANKS
4,183,284		Bank of America Corp	60,908,615	1.5
1,209,136		Citigroup, Inc	55,958,814	1.4
1,481,542		JPMorgan Chase & Co	93,633,454	2.3
206,712		PNC Financial Services Group, Inc	18,145,179	0.5
669,421		US Bancorp	28,577,583	0.7
1,859,908		Wells Fargo & Co	92,958,202	2.3
		Other	84,642,507	2.1
			434,824,354	10.8
CAPITAL GOODS
192,454		Danaher Corp	18,619,925	0.5
3,754,200		General Electric Co	115,441,650	2.8
303,456		United Technologies Corp	31,671,703	0.8
		Other	173,859,617	4.3
			339,592,895	8.4
COMMERCIAL & PROFESSIONAL SERVICES			31,094,751	0.8
CONSUMER DURABLES & APPAREL			34,786,683	0.9
CONSUMER SERVICES			22,435,157	0.6
DIVERSIFIED FINANCIALS
263,615		American Express Co	17,248,329	0.4
172,142		Goldman Sachs Group, Inc	28,250,224	0.7
		Other	160,638,625	4.0
			206,137,178	5.1
ENERGY
750,800		Chevron Corp	76,716,744	1.9
492,848		ConocoPhillips	23,553,206	0.6
200,702		EOG Resources, Inc	16,581,999	0.4
1,668,933	d	Exxon Mobil Corp	147,533,677	3.7
307,046		Occidental Petroleum Corp	23,535,076	0.6
216,595		Phillips 66	17,784,615	0.4
500,693		Schlumberger Ltd	40,225,676	1.0
		Other	200,572,997	5.0
			546,503,990	13.6
FOOD & STAPLES RETAILING
291,069		Walgreens Boots Alliance, Inc	23,075,950	0.6
630,915		Wal-Mart Stores, Inc	42,189,286	1.0
		Other	12,440,247	0.3
			77,705,483	1.9
FOOD, BEVERAGE & TOBACCO
648,093		Mondelez International, Inc	27,842,075	0.7
309,961		Philip Morris International, Inc	30,413,374	0.7
		Other	50,650,772	1.3
			108,906,221	2.7
				% of net
Shares		Company	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
595,009		Abbott Laboratories	$23,145,850	0.6%
569,186		Medtronic plc	45,051,072	1.1
		Other	101,436,215	2.5
			169,633,137	4.2
HOUSEHOLD & PERSONAL PRODUCTS
1,083,129		Procter & Gamble Co	86,780,295	2.1
		Other	13,248,286	0.3
			100,028,581	2.4
INSURANCE
459,401		American International Group, Inc	25,643,764	0.7
694,209	*	Berkshire Hathaway, Inc (Class B)	100,993,525	2.5
185,850		Chubb Ltd	21,904,281	0.5
374,684		MetLife, Inc	16,898,248	0.4
		Other	147,460,452	3.7
			312,900,270	7.8
MATERIALS
387,417		Dow Chemical Co	20,382,008	0.5
		Other	100,324,149	2.5
			120,706,157	3.0
MEDIA			48,665,594	1.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
85,714	*	Allergan plc	18,562,224	0.5
964,193		Johnson & Johnson	108,066,751	2.7
999,602		Merck & Co, Inc	54,818,174	1.3
2,458,441		Pfizer, Inc	80,415,605	2.0
		Other	40,021,266	1.0
			301,884,020	7.5
REAL ESTATE			197,008,540	4.9
RETAILING
220,040		Target Corp	17,493,180	0.4
		Other	24,662,472	0.6
			42,155,652	1.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,761,864		Intel Corp	53,349,242	1.3
509,402		Qualcomm, Inc	25,734,989	0.6
		Other	38,082,130	1.0
			117,166,361	2.9
SOFTWARE & SERVICES
161,518		International Business Machines Corp	23,571,937	0.6
1,397,031		Microsoft Corp	69,669,936	1.7
506,739		Oracle Corp	20,198,616	0.5
		Other	60,615,059	1.5
			174,055,548	4.3
TECHNOLOGY HARDWARE & EQUIPMENT
2,030,945		Cisco Systems, Inc	55,830,678	1.4
712,956		EMC Corp	18,615,281	0.4
		Other	67,244,127	1.7
			141,690,086	3.5

24	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Index Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
2,068,095		AT&T, Inc	$80,283,448	2.0%
		Other	30,424,525	0.8
			110,707,973	2.8
TRANSPORTATION			43,053,235	1.1
UTILITIES
276,483		Duke Energy Corp	21,781,331	0.5
177,577		NextEra Energy, Inc	20,879,503	0.5
362,121		Southern Co	18,142,262	0.5
		Other	210,313,835	5.2
			271,116,931	6.7
	TOTAL COMMON STOCKS (Cost $3,715,818,333)		4,009,209,927	99.5

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$31,400,000	d	0.200%, 05/02/16	31,400,000	0.8
			31,400,000	0.8

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
47,455,904	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	47,455,904	1.1
			47,455,904	1.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $78,855,730)		78,855,904	1.9
	TOTAL PORTFOLIO (Cost $3,794,674,063)		4,088,065,831	101.4
	OTHER ASSETS & LIABILITIES, NET		(57,097,634)	(1.4)
	NET ASSETS		$4,030,968,197	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities on loan is $46,696,052.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	25

Summary portfolio of investments (unaudited)

S&P 500 Index Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$28,466,901	0.9%
BANKS
1,740,994		Bank of America Corp	25,348,873	0.8
496,661		Citigroup, Inc	22,985,471	0.8
619,841		JPMorgan Chase & Co	39,173,951	1.3
779,049		Wells Fargo & Co	38,936,869	1.3
		Other	43,369,486	1.4
			169,814,650	5.6
CAPITAL GOODS
102,236		3M Co	17,112,262	0.6
104,862		Boeing Co	14,135,398	0.5
1,573,139		General Electric Co	48,374,024	1.6
128,775		Honeywell International, Inc	14,715,119	0.5
131,752		United Technologies Corp	13,750,956	0.4
		Other	114,273,189	3.7
			222,360,948	7.3
COMMERCIAL & PROFESSIONAL SERVICES			22,529,885	0.7
CONSUMER DURABLES & APPAREL			45,158,398	1.5
CONSUMER SERVICES
152,235		McDonald’s Corp	19,256,205	0.6
248,362		Starbucks Corp	13,965,395	0.5
		Other	22,612,883	0.7
			55,834,483	1.8
DIVERSIFIED FINANCIALS			104,286,997	3.4
ENERGY
317,792		Chevron Corp	32,471,986	1.1
700,997	d	Exxon Mobil Corp	61,968,135	2.0
234,466		Schlumberger Ltd	18,836,998	0.6
		Other	108,515,456	3.6
			221,792,575	7.3
FOOD & STAPLES RETAILING
185,259		CVS Health Corp	18,618,529	0.6
264,903		Wal-Mart Stores, Inc	17,714,064	0.6
		Other	33,940,787	1.1
			70,273,380	2.3
FOOD, BEVERAGE & TOBACCO
329,897		Altria Group, Inc	20,687,841	0.7
658,395		Coca-Cola Co	29,496,096	1.0
243,530		PepsiCo, Inc	25,073,849	0.8
260,928		Philip Morris International, Inc	25,602,255	0.8
		Other	76,315,283	2.5
			177,175,324	5.8
HEALTH CARE EQUIPMENT & SERVICES
237,496		Medtronic plc	18,797,808	0.6
160,414		UnitedHealth Group, Inc	21,123,316	0.7
		Other	117,400,392	3.9
			157,321,516	5.2
				% of net
Shares		Company	Value	assets
HOUSEHOLD & PERSONAL PRODUCTS
447,948		Procter & Gamble Co	$35,889,594	1.2%
		Other	26,698,780	0.9
			62,588,374	2.1
INSURANCE
316,582	*	Berkshire Hathaway, Inc (Class B)	46,056,349	1.5
		Other	80,274,210	2.6
			126,330,559	4.1
MATERIALS			89,454,815	2.9
MEDIA
409,619		Comcast Corp (Class A)	24,888,450	0.8
253,089		Walt Disney Co	26,133,970	0.9
		Other	45,075,982	1.5
			96,098,402	3.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
271,776		AbbVie, Inc	16,578,336	0.5
66,491	*	Allergan plc	14,399,291	0.5
126,925		Amgen, Inc	20,092,228	0.7
281,887		Bristol-Myers Squibb Co	20,346,604	0.7
231,044		Gilead Sciences, Inc	20,380,391	0.7
466,141		Johnson & Johnson	52,245,083	1.7
467,435		Merck & Co, Inc	25,634,135	0.8
1,017,712		Pfizer, Inc	33,289,360	1.1
		Other	83,545,436	2.7
			286,510,864	9.4
REAL ESTATE			89,583,183	2.9
RETAILING
65,053	*	Amazon.com, Inc	42,908,308	1.4
214,167		Home Depot, Inc	28,674,820	0.9
		Other	97,170,482	3.2
			168,753,610	5.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
793,642		Intel Corp	24,031,480	0.8
		Other	56,551,856	1.8
			80,583,336	2.6
SOFTWARE & SERVICES
49,339	*	Alphabet, Inc (Class A)	34,926,091	1.2
50,116	*	Alphabet, Inc (Class C)	34,730,889	1.1
386,893	*	Facebook, Inc	45,490,879	1.5
149,067		International Business Machines Corp	21,754,838	0.7
163,955		Mastercard, Inc (Class A)	15,901,996	0.5
1,333,102		Microsoft Corp	66,481,797	2.2
529,024		Oracle Corp	21,086,897	0.7
323,362		Visa, Inc (Class A)	24,976,481	0.8
		Other	100,827,563	3.3
			366,177,431	12.0
TECHNOLOGY HARDWARE & EQUIPMENT
935,480		Apple, Inc	87,691,895	2.9
848,086		Cisco Systems, Inc	23,313,884	0.8
		Other	40,277,860	1.3
			151,283,639	5.0

26	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

S&P 500 Index Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
1,037,121		AT&T, Inc	$40,261,037	1.3%
686,107		Verizon Communications, Inc	34,950,291	1.2
		Other	6,463,199	0.2
			81,674,527	2.7
TRANSPORTATION			64,158,121	2.1
UTILITIES			101,779,847	3.3
	TOTAL COMMON STOCKS (Cost $2,226,903,134)		3,039,991,765	99.6
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			7,700,000	0.2
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
30,775,373	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	30,775,373	1.0
			30,775,373	1.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,475,331)		38,475,373	1.2
	TOTAL PORTFOLIO (Cost $2,265,378,465)		3,078,467,138	100.8
	OTHER ASSETS & LIABILITIES, NET		(25,836,557)	(0.8)
	NET ASSETS		$3,052,630,581	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities on loan is $30,017,032.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	27

Summary portfolio of investments (unaudited)

Small-Cap Blend Index Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$18,576,479	1.1%
BANKS
167,346		FirstMerit Corp	3,708,387	0.2
329,484		Investors Bancorp, Inc	3,805,540	0.2
78,415		PrivateBancorp, Inc	3,262,848	0.2
70,666		Prosperity Bancshares, Inc	3,729,045	0.2
221,455		Umpqua Holdings Corp	3,505,633	0.2
		Other	172,789,816	10.4
			190,801,269	11.4
CAPITAL GOODS
45,319		Curtiss-Wright Corp	3,470,529	0.2
61,287		Woodward Governor Co	3,322,368	0.2
		Other	121,981,831	7.3
			128,774,728	7.7
COMMERCIAL & PROFESSIONAL SERVICES			59,792,398	3.6
CONSUMER DURABLES & APPAREL
43,530		Pool Corp	3,804,957	0.2
		Other	41,636,327	2.5
			45,441,284	2.7
CONSUMER SERVICES
36,363		Vail Resorts, Inc	4,714,099	0.3
		Other	67,901,577	4.0
			72,615,676	4.3
DIVERSIFIED FINANCIALS
49,335	e	iShares Russell 2000 Index Fund	5,543,281	0.3
37,667		MarketAxess Holdings, Inc	4,624,001	0.3
		Other	30,480,074	1.8
			40,647,356	2.4
ENERGY			49,063,525	2.9
FOOD & STAPLES RETAILING
38,655		Casey’s General Stores, Inc	4,329,360	0.3
		Other	9,341,674	0.5
			13,671,034	0.8
FOOD, BEVERAGE & TOBACCO
61,882	*	Post Holdings, Inc	4,445,603	0.3
56,842	*	TreeHouse Foods, Inc	5,024,833	0.3
		Other	28,898,982	1.7
			38,369,418	2.3
HEALTH CARE EQUIPMENT & SERVICES
41,773	*	Abiomed, Inc	4,057,829	0.2
53,929	*	Amsurg Corp	4,367,171	0.3
91,976		Healthsouth Corp	3,813,325	0.2
85,203		STERIS plc	6,021,296	0.4
44,199	*	WellCare Health Plans, Inc	3,977,468	0.2
71,831		West Pharmaceutical Services, Inc	5,114,367	0.3
		Other	91,089,377	5.5
			118,440,833	7.1
HOUSEHOLD & PERSONAL PRODUCTS			6,625,171	0.4
				% of net
Shares		Company	Value	assets
INSURANCE
185,368		Conseco, Inc	$3,405,210	0.2%
107,808		First American Financial Corp	3,883,244	0.2
		Other	31,530,476	1.9
			38,818,930	2.3
MATERIALS
119,399	*	Berry Plastics Group, Inc	4,300,752	0.3
165,563		Olin Corp	3,607,618	0.2
		Other	61,841,019	3.7
			69,749,389	4.2
MEDIA			26,327,802	1.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
85,319	*	Neurocrine Biosciences, Inc	3,888,840	0.2
55,403	*	Parexel International Corp	3,385,123	0.2
		Other	108,004,979	6.5
			115,278,942	6.9
REAL ESTATE
177,589		CubeSmart	5,258,410	0.3
91,075		DCT Industrial Trust, Inc	3,676,698	0.2
56,442		Entertainment Properties Trust	3,718,399	0.2
427,240		Gramercy Property Trust	3,618,723	0.2
94,223		Highwoods Properties, Inc	4,403,041	0.3
39,999		Sovran Self Storage, Inc	4,248,694	0.3
56,395		Sun Communities, Inc	3,827,528	0.2
		Other	141,720,227	8.5
			170,471,720	10.2
RETAILING
71,672	*	Burlington Stores, Inc	4,083,154	0.2
		Other	57,372,175	3.5
			61,455,329	3.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
108,896	*	Microsemi Corp	3,679,596	0.2
		Other	45,471,561	2.7
			49,151,157	2.9
SOFTWARE & SERVICES
48,968	*	EPAM Systems, Inc	3,571,236	0.2
51,916	*	Euronet Worldwide, Inc	4,002,723	0.3
31,155		Fair Isaac Corp	3,324,550	0.2
69,941	*	Guidewire Software, Inc	3,984,539	0.2
73,965	*	Manhattan Associates, Inc	4,477,841	0.3
65,952		MAXIMUS, Inc	3,488,861	0.2
33,768	*	Tyler Technologies, Inc	4,943,973	0.3
		Other	125,872,386	7.5
			153,666,109	9.2
TECHNOLOGY HARDWARE & EQUIPMENT
41,665		FEI Co	3,709,018	0.2
42,828	*,e	Viasat, Inc	3,284,908	0.2
		Other	79,583,916	4.8
			86,577,842	5.2
TELECOMMUNICATION SERVICES			14,938,842	0.9

28	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Blend Index Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
TRANSPORTATION			$25,546,614	1.5%
UTILITIES
50,542		Idacorp, Inc	3,675,920	0.2
79,327		Piedmont Natural Gas Co, Inc	4,743,755	0.3
89,188		Portland General Electric Co	3,542,547	0.2
49,170		WGL Holdings, Inc	3,338,151	0.2
		Other	51,201,164	3.1
			66,501,537	4.0
	TOTAL COMMON STOCKS (Cost $1,400,845,988)		1,661,303,384	99.3
RIGHTS / WARRANTS
BANKS			826	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			16,752	0.0
TELECOMMUNICATION SERVICES			139,956	0.0
	TOTAL RIGHTS / WARRANTS (Cost $141,560)		157,534	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$11,700,000	d	0.200%, 05/02/16	11,700,000	0.7
			11,700,000	0.7

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
215,906,214	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	215,906,214	12.9
			215,906,214	12.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $227,606,149)		227,606,214	13.6
	TOTAL PORTFOLIO (Cost $1,628,593,697)		1,889,067,132	112.9
	OTHER ASSETS & LIABILITIES, NET		(215,919,912)	(12.9)
	NET ASSETS		$1,673,147,220	100.0%

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $206,741,004.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	29

Summary portfolio of investments (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
BRAZIL
1,703,251		AMBEV S.A.	$9,602,686	0.7%
1,006,935		Banco Bradesco S.A. (Preference)	7,582,937	0.6
1,101,079		Banco Itau Holding Financeira S.A.	10,523,360	0.8
1,522,646	*	Petroleo Brasileiro S.A. (Preference)	4,529,089	0.3
		Other	59,585,172	4.4
			91,823,244	6.8
CHILE			16,851,080	1.3
CHINA
178,102	*	Alibaba Group Holding Ltd (ADR)	13,703,168	1.0
48,845	*	Baidu, Inc (ADR)	9,490,584	0.7
29,002,000		Bank of China Ltd	11,742,746	0.9
30,446,350		China Construction Bank	19,337,300	1.4
2,738,000		China Life Insurance Co Ltd	6,307,137	0.5
2,212,000		China Mobile Hong Kong Ltd	25,395,450	1.9
1,446,000	*	China Overseas Land & Investment Ltd	4,589,989	0.3
6,770,000		CNOOC Ltd	8,363,118	0.6
26,862,000		Industrial & Commercial Bank of China	14,381,938	1.1
1,902,500		Ping An Insurance Group Co of China Ltd	8,928,584	0.7
1,854,400		Tencent Holdings Ltd	37,733,909	2.8
		Other	138,555,182	10.2
			298,529,105	22.1
COLOMBIA			6,686,728	0.5
CZECH REPUBLIC			2,458,985	0.2
EGYPT			2,411,656	0.2
GREECE			5,445,887	0.4
HONG KONG			6,142,112	0.5
HUNGARY			4,065,057	0.3
INDIA
526,900		Housing Development Finance Corp	8,634,417	0.6
652,798		Infosys Technologies Ltd	11,875,573	0.9
494,010		Reliance Industries Ltd	7,303,179	0.5
172,089		Tata Consultancy Services Ltd	6,570,933	0.5
		Other	70,991,443	5.3
			105,375,545	7.8
INDONESIA
18,038,000		PT Telekomunikasi Indonesia Persero Tbk	4,839,466	0.4
		Other	29,011,258	2.1
			33,850,724	2.5
KOREA, REPUBLIC OF
210,375		Hynix Semiconductor, Inc	5,160,037	0.4
24,377		Hyundai Mobis	5,555,558	0.4
55,038		Hyundai Motor Co	6,905,704	0.5
91,381		Korea Electric Power Corp	4,963,702	0.4
10,037		Naver Corp	5,948,399	0.4
25,095		POSCO	5,257,781	0.4
39,593		Samsung Electronics Co Ltd	43,149,665	3.2
7,393		Samsung Electronics Co Ltd (Preference)	6,751,943	0.5
153,208		Shinhan Financial Group Co Ltd	5,617,516	0.4
		Other	110,955,145	8.2
			200,265,450	14.8
				% of net
Shares		Company	Value	assets
MALAYSIA
950,640		Public Bank BHD	$4,547,327	0.4%
1,247,650		Tenaga Nasional BHD	4,583,204	0.3
		Other	35,287,596	2.6
			44,418,127	3.3
MEXICO
11,348,670	*	America Movil S.A. de C.V. (Series L)	8,021,077	0.6
665,037		Fomento Economico Mexicano S.A. de C.V.	6,187,811	0.5
903,487		Grupo Financiero Banorte S.A. de C.V.	5,129,054	0.4
882,726		Grupo Televisa S.A.	5,144,081	0.4
1,868,289		Wal-Mart de Mexico SAB de C.V.	4,620,594	0.3
		Other	29,122,150	2.1
			58,224,767	4.3
NETHERLANDS
1,040,742		Steinhoff International Holdings NV	6,510,394	0.5
			6,510,394	0.5
PERU			5,890,672	0.4
PHILIPPINES			18,038,211	1.3
POLAND			16,653,350	1.2
QATAR			12,306,554	0.9
ROMANIA			925,207	0.1
RUSSIA
2,259,208		Gazprom OAO (ADR)	11,738,797	0.9
198,118		LUKOIL PJSC (ADR)	8,441,334	0.6
929,020		Sberbank of Russian Federation (ADR)	7,469,440	0.6
		Other	25,820,561	1.9
			53,470,132	4.0
SOUTH AFRICA
602,683		MTN Group Ltd	6,309,186	0.5
143,686		Naspers Ltd (N Shares)	19,772,817	1.4
207,458		Sasol Ltd	6,785,982	0.5
		Other	58,196,571	4.3
			91,064,556	6.7
TAIWAN
1,395,600		Chunghwa Telecom Co Ltd	4,711,874	0.3
5,175,310	*	Hon Hai Precision Industry Co, Ltd	12,327,916	0.9
8,832,000		Taiwan Semiconductor Manufacturing Co Ltd	40,577,458	3.0
		Other	93,439,069	6.9
			151,056,317	11.1
THAILAND			28,461,250	2.1
TURKEY			20,646,458	1.5
UNITED ARAB EMIRATES			12,108,249	0.9

30	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Index Fund ■ April 30, 2016

			% of net
Shares	Company	Value	assets
UNITED STATES
652,800	iShares Core MSCI Emerging Markets ETF	$27,365,376	2.0%
777,000	iShares MSCI Emerging Markets	26,721,030	2.0
		54,086,406	4.0
	TOTAL COMMON STOCKS (Cost $1,464,565,898)	1,347,766,223	99.7
PREFERRED STOCKS
BRAZIL		3,285,306	0.2
PHILIPPINES		656	0.0
	TOTAL PREFERRED STOCKS (Cost $4,157,109)	3,285,962	0.2
RIGHTS / WARRANTS
THAILAND		101,046	0.0
	TOTAL RIGHTS / WARRANTS (Cost $172,732)	101,046	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT

	Federal National Mortgage Association (FNMA)
$6,450,000	0.140%, 05/02/16	6,450,000	0.5
		6,450,000	0.5
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
24,820,196	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$24,820,196	1.8%
			24,820,196	1.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $31,270,171)		31,270,196	2.3
	TOTAL PORTFOLIO (Cost $1,500,165,910)		1,382,423,427	102.2
	OTHER ASSETS & LIABILITIES, NET		(30,032,579)	(2.2)
	NET ASSETS		$1,352,390,848	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities on loan is $23,059,977.

At 4/30/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $3,902,848 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2016

		% of net
Sector	Value	assets

FINANCIALS	$381,507,238	28.2%
INFORMATION TECHNOLOGY	257,565,412	19.1
CONSUMER DISCRETIONARY	125,986,290	9.3
CONSUMER STAPLES	108,560,826	8.0
ENERGY	104,407,952	7.7
MATERIALS	92,173,610	6.8
TELECOMMUNICATION SERVICES	90,051,073	6.7
INDUSTRIALS	87,655,957	6.5
UTILITIES	69,004,732	5.1
HEALTH CARE	34,240,141	2.5
SHORT-TERM INVESTMENTS	31,270,196	2.3
OTHER ASSETS & LIABILITIES, NET	(30,032,579)	(2.2)
NET ASSETS	$1,352,390,848	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	31

Summary portfolio of investments (unaudited)

International Equity Index Fund  ■  April 30, 2016

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUSTRALIA
1,629,114		Australia & New Zealand Banking Group Ltd	$29,861,534	0.4%
1,769,874		BHP Billiton Ltd	27,640,014	0.4
955,336		Commonwealth Bank of Australia	53,333,554	0.8
1,472,003	*	National Australia Bank Ltd	30,199,652	0.5
1,861,129		Westpac Banking Corp	43,687,281	0.6
		Other	302,629,318	4.4
			487,351,353	7.1
AUSTRIA			12,655,339	0.2
BELGIUM
446,792		Anheuser-Busch InBev NV	55,426,278	0.8
		Other	40,988,500	0.6
			96,414,778	1.4
CHILE			1,772,236	0.0
CHINA			1,054,898	0.0
DENMARK
1,088,293		Novo Nordisk AS	60,764,133	0.9
		Other	73,827,272	1.1
			134,591,405	2.0
FINLAND			65,011,144	1.0
FRANCE
1,101,375		AXA S.A.	27,809,279	0.4
580,678		BNP Paribas	30,752,090	0.4
649,223	e	Sanofi-Aventis	53,513,227	0.8
1,233,542		Total S.A.	62,344,196	0.9
		Other	484,679,003	7.1
			659,097,795	9.6
GERMANY
254,115		Allianz AG.	43,232,041	0.6
508,963		BASF SE	42,106,916	0.6
459,685		Bayer AG.	53,124,356	0.8
531,487		Daimler AG. (Registered)	37,032,228	0.5
1,791,457		Deutsche Telekom AG.	31,446,212	0.4
550,587		SAP AG.	43,199,613	0.6
439,093		Siemens AG.	45,950,305	0.7
		Other	314,874,381	4.6
			610,966,052	8.8
HONG KONG
6,704,400		AIA Group Ltd	40,123,156	0.6
		Other	178,650,236	2.6
			218,773,392	3.2
IRELAND			68,286,656	1.0
ISRAEL
503,654		Teva Pharmaceutical Industries Ltd	27,667,233	0.4
		Other	16,977,521	0.3
			44,644,754	0.7
ITALY			135,867,257	2.0
				% of net
Shares		Company	Value	assets
JAPAN
970,500		KDDI Corp	$27,955,964	0.4%
7,161,080		Mitsubishi UFJ Financial Group, Inc	33,047,039	0.5
538,500		Softbank Corp	28,955,412	0.4
1,497,400		Toyota Motor Corp	75,902,763	1.1
		Other	1,332,747,927	19.4
			1,498,609,105	21.8
JERSEY, C.I.			5,249,926	0.1
LUXEMBOURG			18,769,036	0.3
MACAU			1,974,381	0.0
MEXICO			1,977,701	0.0
NETHERLANDS
2,204,687		Royal Dutch Shell plc (A Shares)	57,747,806	0.9
2,193,271		Royal Dutch Shell plc (B Shares)	57,584,048	0.8
901,543	e	Unilever NV	39,604,657	0.6
		Other	165,857,097	2.4
			320,793,608	4.7
NEW ZEALAND			11,990,153	0.2
NORWAY			40,890,453	0.6
PORTUGAL			11,249,014	0.2
SINGAPORE			87,810,500	1.3
SOUTH AFRICA			9,183,363	0.1
SPAIN
8,016,516		Banco Santander S.A.	40,710,427	0.6
		Other	175,650,779	2.5
			216,361,206	3.1
SWEDEN			193,225,453	2.8
SWITZERLAND
1,769,226		Nestle S.A.	132,054,409	1.9
1,269,273		Novartis AG.	96,594,478	1.4
391,843		Roche Holding AG.	99,139,874	1.5
2,032,058		UBS AG.	35,226,637	0.5
		Other	279,768,483	4.1
			642,783,881	9.4
UNITED KINGDOM
697,336		AstraZeneca plc	40,007,979	0.6
10,175,142		BP plc	56,058,730	0.8
1,041,864		British American Tobacco plc	63,524,631	0.9
4,634,174		BT Group plc	30,039,035	0.4
1,410,423		Diageo plc	38,132,332	0.6
2,721,339		GlaxoSmithKline plc	58,161,730	0.8
10,942,940		HSBC Holdings plc	72,517,492	1.0
538,962		Imperial Tobacco Group plc	29,305,095	0.4
31,236,902		Lloyds TSB Group plc	30,659,350	0.5
2,104,298		National Grid plc	30,025,406	0.4
1,399,857		Prudential plc	27,632,518	0.4
357,629		Reckitt Benckiser Group plc	34,839,840	0.5

32	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Index Fund ■ April 30, 2016

				% of net
Shares		Company	Value	assets
UNITED KINGDOM–continued
545,636		SABMiller plc	$33,418,036	0.5%
720,627		Unilever plc	32,198,959	0.5
14,706,382		Vodafone Group plc	47,381,577	0.7
		Other	493,955,639	7.2
			1,117,858,349	16.2
UNITED STATES
801,941	d,e	iShares MSCI EAFE Index Fund	46,857,413	0.7
		Other	10,197,887	0.1
			57,055,300	0.8
	TOTAL COMMON STOCKS (Cost $6,565,673,461)		6,772,268,488	98.6

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$30,000,000	d	0.200%, 05/02/16	30,000,000	0.4
		Other	34,940,971	0.5
			64,940,971	0.9
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
362,192,762	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$362,192,762	5.3%
			362,192,762	5.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $427,133,700)		427,133,733	6.2
	TOTAL PORTFOLIO (Cost $6,992,807,161)		7,199,402,221	104.8
	OTHER ASSETS & LIABILITIES, NET		(334,141,108)	(4.8)
	NET ASSETS		$6,865,261,113	100.0%

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $339,464,294.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $19,852,603 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Index Fund  ■  April 30, 2016

		% of net
Sector	Value	assets

FINANCIALS	$1,657,770,089	24.0%
INDUSTRIALS	884,734,432	12.9
CONSUMER DISCRETIONARY	849,304,721	12.4
CONSUMER STAPLES	836,731,423	12.2
HEALTH CARE	782,980,695	11.4
MATERIALS	477,088,409	7.0
INFORMATION TECHNOLOGY	344,239,688	5.0
TELECOMMUNICATION SERVICES	341,125,010	5.0
ENERGY	337,022,641	4.9
UTILITIES	261,271,380	3.8
SHORT-TERM INVESTMENTS	427,133,733	6.2
OTHER ASSETS & LIABILITIES, NET	(334,141,108)	(4.8)
NET ASSETS	$6,865,261,113	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	33

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2016

	Equity Index	Large-Cap Growth	Large-Cap Value
	Fund	Index Fund	Index Fund

ASSETS
Portfolio investments, at value*†	$10,530,229,315	$2,881,079,236	$4,088,065,831
Affiliated investments, at value‡	326,509,105	—	—
Cash	—	25,206	58,522
Cash – foreign^	—	—	—
Receivable from securities transactions	5,412,154	2,080,855	928,751
Receivable from Fund shares sold	9,731,517	2,178,947	7,100,308
Dividends and interest receivable	10,434,342	2,430,084	4,545,213
Other	298,780	84,713	98,330
Total assets	10,882,615,213	2,887,879,041	4,100,796,955

LIABILITIES
Management fees payable	46,079	12,459	17,697
Service agreement fees payable	10,862	9,983	14,120
Distribution fees payable	159,291	—	—
Due to affiliates	56,548	19,947	23,513
Overdraft payable	16,627	—	—
Payable for collateral for securities loaned	326,509,105	59,935,343	47,455,904
Payable for securities transactions	63,802,368	1,078,356	21,410,179
Payable for Fund shares redeemed	1,143,313	788,642	654,472
Payable for variation margin on futures contracts	241,590	87,824	69,355
Payable for trustee compensation	324,625	92,792	106,528
Accrued expenses and other payables	156,984	25,505	76,990
Total liabilities	392,467,392	62,050,851	69,828,758
NET ASSETS	$10,490,147,821	$2,825,828,190	$4,030,968,197

NET ASSETS CONSIST OF:
Paid-in-capital	$7,374,916,539	$2,212,595,352	$3,783,589,688
Undistributed net investment income (loss)	62,662,935	11,623,362	28,439,884
Accumulated net realized gain (loss) on total investments	(32,734,390)	(26,116,718)	(74,372,882)
Net unrealized appreciation (depreciation) on total investments	3,085,302,737	627,726,194	293,311,507
NET ASSETS	$10,490,147,821	$2,825,828,190	$4,030,968,197

INSTITUTIONAL CLASS:
Net assets	$9,295,438,663	$2,463,836,331	$3,516,312,070
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	607,006,484	115,452,055	213,819,466
Net asset value per share	$15.31	$21.34	$16.45

ADVISOR CLASS:
Net assets	$102,193	$99,999	$104,477
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,675	4,688	6,357
Net asset value per share	$15.31	$21.33	$16.43

PREMIER CLASS:
Net assets	$60,002,545	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,926,203	—	—
Net asset value per share	$15.28	$—	$—

RETIREMENT CLASS:
Net assets	$394,223,470	$361,891,860	$514,551,650
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,378,456	16,838,279	30,800,248
Net asset value per share	$15.53	$21.49	$16.71

RETAIL CLASS:
Net assets	$740,380,950	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	47,521,014	—	—
Net asset value per share	$15.58	$—	$—
* Includes securities loaned of	$316,756,454	$58,081,760	$46,696,052
† Portfolio investments, cost	$7,444,397,748	$2,253,248,191	$3,794,674,063
‡ Affiliated investments, cost	$326,509,105	$—	$—
^ Foreign cash, cost	$—	$—	$—

34	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund

$3,078,467,138	$1,673,160,918	$1,382,423,427	$6,837,209,459
—	215,906,214	—	362,192,762
55,145	—	22,558	68,580
—	—	377,501	3,191,317
—	1,525,669	969,758	2,866,904
2,603,943	1,484,263	1,177,488	6,176,695
3,167,352	1,844,229	1,007,436	37,023,548
111,522	76,903	25,807	223,863
3,084,405,100	1,893,998,196	1,386,003,975	7,248,953,128

13,457	7,410	20,738	30,229
20,105	10,829	2,895	17,604
—	—	3,297	30,054
22,094	17,879	21,392	39,879
—	175,989	—	—
30,775,373	215,906,214	24,820,196	362,192,762
—	4,313,004	5,982,232	14,814,521
724,235	173,619	2,009,765	5,972,927
49,812	123,197	—	251,123
120,019	81,979	28,724	241,210
49,424	40,856	723,888	101,706
31,774,519	220,850,976	33,613,127	383,692,015
$3,052,630,581	$1,673,147,220	$1,352,390,848	$6,865,261,113

$2,270,996,552	$1,423,177,406	$1,530,723,693	$6,705,525,319
19,196,558	6,153,057	4,044,714	64,165,491
(50,556,433)	(16,730,807)	(64,071,018)	(111,492,244)
812,993,904	260,547,564	(118,306,541)	207,062,547
$3,052,630,581	$1,673,147,220	$1,352,390,848	$6,865,261,113

$2,323,069,173	$1,282,107,914	$1,224,513,130	$5,990,426,725
100,435,542	76,203,348	140,662,013	357,542,561
$23.13	$16.82	$8.71	$16.75

$102,275	$100,831	$108,082	$101,071
4,424	5,995	12,421	6,036
$23.12	$16.82	$8.70	$16.74

$—	$—	$13,576,137	$235,963,246
—	—	1,562,753	14,112,383
$—	$—	$8.69	$16.72

$729,459,133	$390,938,475	$105,890,062	$638,770,071
31,713,048	23,141,544	12,201,143	37,339,510
$23.00	$16.89	$8.68	$17.11

$—	$—	$8,303,437	$—
—	—	956,052	—
$—	$—	$8.69	$—
$30,017,032	$206,741,004	$23,059,977	$339,464,294
$2,265,378,465	$1,412,687,483	$1,500,165,910	$6,630,614,399
$—	$215,906,214	$—	$362,192,762
$—	$—	$376,117	$3,159,633

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	35

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2016

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund

INVESTMENT INCOME
Dividends*	$105,793,460	$23,030,312	$48,081,096	$32,487,371	$12,810,254
Income from securities lending	2,588,302	429,607	413,996	128,014	2,807,927
Interest	19,976	3,516	11,137	7,127	2,495
Total income	108,401,738	23,463,435	48,506,229	32,622,512	15,620,676

EXPENSES
Management fees	1,955,578	546,453	696,096	572,392	323,150
Shareholder servicing – Institutional Class	8,383	3,589	2,983	1,533	1,992
Shareholder servicing – Advisor Class†	81	81	81	82	82
Shareholder servicing – Premier Class	117	—	—	—	—
Shareholder servicing – Retirement Class	470,161	434,195	564,155	865,207	492,407
Shareholder servicing – Retail Class	149,457	—	—	—	—
Distribution fees – Premier Class	41,298	—	—	—	—
Distribution fees – Retail Class	890,740	—	—	—	—
Administrative service fees	145,762	54,733	58,722	50,510	36,151
Custody and accounting fees	49,956	25,493	31,601	19,839	13,812
Trustee fees and expenses	41,168	13,447	13,439	14,080	7,522
Other expenses	276,185	109,713	175,438	116,863	89,547
Total expenses	4,028,886	1,187,704	1,542,515	1,640,506	964,663
Less: Expenses reimbursed by the investment adviser	(26)	(26)	(26)	(26)	(28)
Net expenses	4,028,860	1,187,678	1,542,489	1,640,480	964,635
Net investment income (loss)	104,372,878	22,275,757	46,963,740	30,982,032	14,656,041

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	26,085,497	(10,192,969)	2,179,382	(5,320,937)	(1,464,381)
Futures transactions	(216,908)	(414,926)	1,450,957	813,205	653,648
Foreign currency transactions	(45)	—	—	—	(91)
Net realized gain (loss) on total investments	25,868,544	(10,607,895)	3,630,339	(4,507,732)	(810,824)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	(101,926,054)	(50,438,456)	46,029,349	(14,306,396)	(45,548,289)
Futures transactions	(565,112)	(119,417)	(111,520)	(99,384)	63,473
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—
Net change in unrealized appreciation (depreciation)on total investments and from affiliated investments	(102,491,166)	(50,557,873)	45,917,829	(14,405,780)	(45,484,816)
Net realized and unrealized gain (loss) on total investments	(76,622,622)	(61,165,768)	49,548,168	(18,913,512)	(46,295,640)
Net increase (decrease) in net assets from operations	$27,750,256	$(38,890,011)	$96,511,908	$12,068,520	$(31,639,599)
* Net of foreign withholding taxes of	$23,804	$801	$15,050	$81	$4,050
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—
†	Advisor Class commenced operations on December 4, 2015.

36	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Emerging Markets Equity Index Fund	International Equity Index Fund

$10,649,153	$101,837,072
481,233	2,151,341
1,906	387,065
11,132,292	104,375,478

832,636	1,266,077
3,118	10,779
81	81
35	191
109,699	776,203
6,289	—
8,192	177,269
9,429	—
37,895	100,628
346,342	232,833
4,637	26,923
152,984	281,225
1,511,337	2,872,209
(285)	(27)
1,511,052	2,872,182
9,621,240	101,503,296

(26,873,363)	(57,970,525)
—	(5,448,329)
(241,423)	(980,973)
(27,114,786)	(64,399,827)

28,613,553	(228,017,112)
—	(629,722)
28,384	1,594,208

28,641,937	(227,052,626)

1,527,151	(291,452,453)
$11,148,391	$(189,949,157)
$1,137,472	$9,262,450

$275,757	$—

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	37

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Equity Index Fund		Large-Cap Growth Index Fund
		April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$104,372,878	$188,275,966	$22,275,757	$35,986,893
Net realized gain (loss) on total investments		25,868,544	122,246,876	(10,607,895)	28,346,537
Net change in unrealized appreciation (depreciation) on total investments		(102,491,166)	100,808,356	(50,557,873)	145,641,295
Net increase (decrease) in net assets from operations		27,750,256	411,331,198	(38,890,011)	209,974,725

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(173,624,070)	(145,554,438)	(35,569,469)	(24,516,851)
	Advisor Class†	(194)	—	(140)	—
	Premier Class	(937,442)	(1,251,294)	—	—
	Retirement Class	(6,746,243)	(4,999,376)	(4,244,624)	(3,489,780)
	Retail Class	(12,319,176)	(9,906,376)	—	—
From realized gains:	Institutional Class	(106,250,473)	(43,153,557)	(31,605,119)	(28,801,809)
	Advisor Class†	(119)	—	(125)	—
	Premier Class	(647,646)	(399,922)	—	—
	Retirement Class	(4,694,899)	(1,704,624)	(4,540,312)	(4,909,622)
	Retail Class	(8,823,828)	(3,478,432)	—	—
Total distributions		(314,044,090)	(210,448,019)	(75,959,789)	(61,718,062)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	995,541,452	1,407,692,993	330,660,592	968,720,608
	Advisor Class†	99,996	—	100,018	—
	Premier Class	10,853,643	26,990,624	—	—
	Retirement Class	34,714,785	107,941,914	37,947,992	84,836,276
	Retail Class	40,689,376	140,155,098	—	—
Reinvestments of distributions:	Institutional Class	278,744,081	187,888,356	58,795,458	46,521,490
	Premier Class	1,512,695	1,646,903	—	—
	Retirement Class	11,441,142	6,703,279	8,784,936	8,399,402
	Retail Class	20,317,523	12,804,584	—	—
Redemptions:	Institutional Class	(487,477,739)	(1,012,932,172)	(297,950,688)	(422,250,616)
	Premier Class	(46,425,841)	(5,647,688)	—	—
	Retirement Class	(33,976,684)	(41,888,213)	(35,696,617)	(46,061,476)
	Retail Class	(39,397,336)	(71,840,881)	—	—
Net increase (decrease) from shareholder transactions		786,637,093	759,514,797	102,641,691	640,165,684
Net increase (decrease) in net assets		500,343,259	960,397,976	(12,208,109)	788,422,347

NET ASSETS
Beginning of period		9,989,804,562	9,029,406,586	2,838,036,299	2,049,613,952
End of period		$10,490,147,821	$9,989,804,562	$2,825,828,190	$2,838,036,299
Undistributed net investment income (loss) included in net assets		$62,662,935	$151,917,182	$11,623,362	$29,161,838

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	66,876,632	89,954,567	15,850,473	45,327,697
	Advisor Class†	6,675	—	4,688	—
	Premier Class	727,802	1,726,541	—	—
	Retirement Class	2,273,578	6,787,512	1,786,942	3,909,272
	Retail Class	2,675,988	8,756,307	—	—
Shares reinvested:	Institutional Class	18,795,960	12,492,577	2,786,514	2,290,571
	Premier Class	102,140	109,720	—	—
	Retirement Class	759,704	438,983	413,020	410,327
	Retail Class	1,344,641	836,354	—	—
Shares redeemed:	Institutional Class	(32,299,790)	(64,358,988)	(14,305,530)	(19,730,168)
	Premier Class	(2,920,008)	(361,767)	—	—
	Retirement Class	(2,287,951)	(2,645,056)	(1,674,739)	(2,141,397)
	Retail Class	(2,607,295)	(4,501,651)	—	—
Net increase (decrease) from shareholder transactions		53,448,076	49,235,099	4,861,368	30,066,302

†	Advisor Class commenced operations on December 4, 2015.

38	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund
April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
(unaudited )		(unaudited )		(unaudited )		(unaudited )

$46,963,740	$76,640,286	$30,982,032	$54,229,628	$14,656,041	$26,019,902	$9,621,240	$25,403,827
3,630,339	94,642,661	(4,507,732)	15,984,693	(810,824)	72,656,622	(27,114,786)	(22,169,880)
45,917,829	(166,383,013)	(14,405,780)	62,609,067	(45,484,816)	(97,498,588)	28,641,937	(176,203,735)
96,511,908	4,899,934	12,068,520	132,823,388	(31,639,599)	1,177,936	11,148,391	(172,969,788)

(72,142,155)	(45,115,477)	(43,722,807)	(33,277,092)	(21,514,684)	(18,457,791)	(24,414,359)	(19,394,737)
(238)	—	(193)	—	(161)	—	(226)	—
—	—	—	—	—	—	(211,337)	(96,628)
(9,657,993)	(6,179,592)	(12,371,696)	(10,575,717)	(5,799,966)	(6,261,127)	(1,805,790)	(969,776)
—	—	—	—	—	—	(147,815)	(147,012)
(117,250,174)	(63,927,767)	(13,853,739)	—	(57,273,346)	(44,358,526)	—	—
(388)	—	(62)	—	(430)	—	—	—
—	—	—	—	—	—	—	—
(17,445,954)	(9,983,098)	(4,474,823)	—	(18,481,264)	(18,004,045)	—	—
—	—	—	—	—	—	—	—
(216,496,902)	(125,205,934)	(74,423,320)	(43,852,809)	(103,069,851)	(87,081,489)	(26,579,527)	(20,608,153)

739,759,440	1,080,003,165	257,877,914	476,756,052	78,317,902	293,447,770	245,013,298	406,956,444
100,000	—	100,019	—	100,000	—	100,000	—
—	—	—	—	—	—	4,047,218	7,489,868
75,683,350	111,429,011	77,251,171	155,686,722	11,404,557	30,577,580	23,523,862	54,599,745
—	—	—	—	—	—	1,203,655	2,712,084
161,779,701	91,513,985	56,733,862	32,721,820	75,880,718	62,547,479	24,330,018	19,350,147
—	—	—	—	—	—	211,337	96,628
27,103,947	16,162,690	16,846,519	10,575,717	24,281,230	24,259,546	1,805,790	969,776
—	—	—	—	—	—	139,138	137,324
(239,761,857)	(471,680,167)	(131,304,208)	(198,769,472)	(67,029,213)	(149,668,644)	(81,740,146)	(140,032,367)
—	—	—	—	—	—	(351,363)	(942,416)
(20,565,503)	(47,106,817)	(65,526,265)	(125,071,695)	(39,894,278)	(80,536,408)	(3,312,018)	(8,786,832)
—	—	—	—	—	—	(751,269)	(2,327,704)
744,099,078	780,321,867	211,979,012	351,899,144	83,060,916	180,627,323	214,219,520	340,222,697
624,114,084	660,015,867	149,624,212	440,869,723	(51,648,534)	94,723,770	198,788,384	146,644,756

3,406,854,113	2,746,838,246	2,903,006,369	2,462,136,646	1,724,795,754	1,630,071,984	1,153,602,464	1,006,957,708
$4,030,968,197	$3,406,854,113	$3,052,630,581	$2,903,006,369	$1,673,147,220	$1,724,795,754	$1,352,390,848	$1,153,602,464
$28,439,884	$63,276,530	$19,196,558	$44,309,222	$6,153,057	$18,811,827	$4,044,714	$21,003,001

47,374,374	61,737,353	11,454,453	20,578,630	4,757,759	15,291,625	29,807,786	41,825,496
6,357	—	4,424	—	5,995	—	12,421	—
—	—	—	—	—	—	499,046	744,226
4,708,573	6,271,957	3,461,798	6,762,260	690,280	1,607,923	2,839,948	5,555,708
—	—	—	—	—	—	147,131	271,704
10,410,534	5,367,389	2,536,158	1,460,796	4,573,883	3,502,098	3,068,098	2,013,543
—	—	—	—	—	—	26,684	10,065
1,714,354	933,720	756,807	474,247	1,455,709	1,352,260	228,292	101,124
—	—	—	—	—	—	17,568	14,304
(15,335,348)	(27,195,615)	(5,948,379)	(8,583,365)	(4,171,848)	(7,824,281)	(9,885,290)	(14,459,468)
—	—	—	—	—	—	(43,237)	(94,059)
(1,267,814)	(2,667,448)	(2,987,384)	(5,439,389)	(2,393,484)	(4,270,399)	(415,825)	(879,758)
—	—	—	—	—	—	(91,149)	(239,436)
47,611,030	44,447,356	9,277,877	15,253,179	4,918,294	9,659,226	26,211,473	34,863,449

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	39

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		International Equity Index Fund
		April 30, 2016	October 31, 2015
		(unaudited )

OPERATIONS
Net investment income (loss)		$101,503,296	$192,076,935
Net realized gain (loss) on total investments		(64,399,827)	(36,967,458)
Net change in unrealized appreciation (depreciation) on total investments		(227,052,626)	(233,247,674)
Net increase (decrease) in net assets from operations		(189,949,157)	(78,138,197)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(163,179,996)	(184,332,087)
	Advisor Class†	(289)	—
	Premier Class	(6,734,359)	(6,929,632)
	Retirement Class	(17,160,264)	(24,398,260)
	Retail Class	—	—
From realized gains:	Institutional Class	—	(8,064,501)
	Advisor Class†	—	—
	Premier Class	—	(315,593)
	Retirement Class	—	(1,153,159)
	Retail Class	—	—
Total distributions		(187,074,908)	(225,193,232)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	924,157,064	1,249,774,697
	Advisor Class†	99,986	—
	Premier Class	30,252,358	64,329,903
	Retirement Class	31,934,641	73,797,953
	Retail Class	—	—
Reinvestments of distributions:	Institutional Class	158,959,527	190,852,899
	Premier Class	6,718,085	7,241,372
	Retirement Class	17,160,264	25,551,419
	Retail Class	—	—
Redemptions:	Institutional Class	(319,112,162)	(585,232,019)
	Premier Class	(29,159,418)	(9,629,311)
	Retirement Class	(44,051,973)	(135,363,991)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		776,958,372	881,322,922
Net increase (decrease) in net assets		399,934,307	577,991,493
NET ASSETS
Beginning of period		6,465,326,806	5,887,335,313
End of period		$6,865,261,113	$6,465,326,806
Undistributed net investment income (loss) included in net assets		$64,165,491	$149,737,103

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	56,751,330	68,737,106
	Advisor Class†	6,036	—
	Premier Class	1,855,196	3,501,209
	Retirement Class	1,903,598	3,928,579
	Retail Class	—	—
Shares reinvested:	Institutional Class	9,628,075	10,987,501
	Premier Class	407,404	417,611
	Retirement Class	1,016,603	1,441,140
	Retail Class	—	—
Shares redeemed:	Institutional Class	(19,495,806)	(32,125,313)
	Premier Class	(1,756,745)	(526,035)
	Retirement Class	(2,607,386)	(7,307,183)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		47,708,305	49,054,615

†	Advisor Class commenced operations on December 4, 2015.

40	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

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Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
EQUITY INDEX FUND
Institutional Class:	4/30/16	#	$15.82	$0.16	$(0.17)	$(0.01)	$(0.31)	$(0.19)	$(0.50)	$15.31
	10/31/15		15.51	0.31	0.36	0.67	(0.28)	(0.08)	(0.36)	15.82
	10/31/14		13.65	0.27	1.88	2.15	(0.24)	(0.05)	(0.29)	15.51
	10/31/13		10.84	0.25	2.81	3.06	(0.19)	(0.06)	(0.25)	13.65
	10/31/12		9.58	0.21	1.18	1.39	(0.13)	—	(0.13)	10.84
	10/31/11		9.03	0.18	0.53	0.71	(0.16)	—	(0.16)	9.58
Advisor Class:	4/30/16	#‡	15.96	0.07	(0.22)	(0.15)	(0.31)	(0.19)	(0.50)	15.31
Premier Class:	4/30/16	#	15.77	0.17	(0.19)	(0.02)	(0.28)	(0.19)	(0.47)	15.28
	10/31/15		15.46	0.29	0.36	0.65	(0.26)	(0.08)	(0.34)	15.77
	10/31/14		13.61	0.25	1.87	2.12	(0.22)	(0.05)	(0.27)	15.46
	10/31/13		10.81	0.24	2.80	3.04	(0.18)	(0.06)	(0.24)	13.61
	10/31/12		9.56	0.20	1.17	1.37	(0.12)	—	(0.12)	10.81
	10/31/11		9.03	0.16	0.52	0.68	(0.15)	—	(0.15)	9.56
Retirement Class:	4/30/16	#	16.02	0.14	(0.17)	(0.03)	(0.27)	(0.19)	(0.46)	15.53
	10/31/15		15.71	0.28	0.36	0.64	(0.25)	(0.08)	(0.33)	16.02
	10/31/14		13.82	0.24	1.91	2.15	(0.21)	(0.05)	(0.26)	15.71
	10/31/13		10.97	0.23	2.84	3.07	(0.16)	(0.06)	(0.22)	13.82
	10/31/12		9.69	0.19	1.20	1.39	(0.11)	—	(0.11)	10.97
	10/31/11		9.13	0.16	0.53	0.69	(0.13)	—	(0.13)	9.69
Retail Class:	4/30/16	#	16.06	0.14	(0.16)	(0.02)	(0.27)	(0.19)	(0.46)	15.58
	10/31/15		15.75	0.27	0.36	0.63	(0.24)	(0.08)	(0.32)	16.06
	10/31/14		13.85	0.23	1.92	2.15	(0.20)	(0.05)	(0.25)	15.75
	10/31/13		10.99	0.22	2.85	3.07	(0.15)	(0.06)	(0.21)	13.85
	10/31/12		9.72	0.18	1.20	1.38	(0.11)	—	(0.11)	10.99
	10/31/11		9.17	0.16	0.53	0.69	(0.14)	—	(0.14)	9.72
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/16	#	22.25	0.17	(0.48)	(0.31)	(0.32)	(0.28)	(0.60)	21.34
	10/31/15		21.03	0.33	1.52	1.85	(0.29)	(0.34)	(0.63)	22.25
	10/31/14		18.29	0.30	2.76	3.06	(0.26)	(0.06)	(0.32)	21.03
	10/31/13		14.54	0.29	3.73	4.02	(0.27)	—	(0.27)	18.29
	10/31/12		13.06	0.23	1.44	1.67	(0.19)	—	(0.19)	14.54
	10/31/11		12.04	0.19	0.99	1.18	(0.16)	—	(0.16)	13.06
Advisor Class:	4/30/16	#‡	22.50	0.11	(0.68)	(0.57)	(0.32)	(0.28)	(0.60)	21.33
Retirement Class:	4/30/16	#	22.38	0.15	(0.50)	(0.35)	(0.26)	(0.28)	(0.54)	21.49
	10/31/15		21.15	0.28	1.53	1.81	(0.24)	(0.34)	(0.58)	22.38
	10/31/14		18.39	0.26	2.77	3.03	(0.21)	(0.06)	(0.27)	21.15
	10/31/13		14.61	0.26	3.75	4.01	(0.23)	—	(0.23)	18.39
	10/31/12		13.12	0.20	1.45	1.65	(0.16)	—	(0.16)	14.61
	10/31/11		12.10	0.16	0.99	1.15	(0.13)	—	(0.13)	13.12
LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/16	#	17.26	0.21	0.06	0.27	(0.41)	(0.67)	(1.08)	16.45
	10/31/15		17.97	0.43	(0.35)	0.08	(0.33)	(0.46)	(0.79)	17.26
	10/31/14		16.19	0.38	2.16	2.54	(0.33)	(0.43)	(0.76)	17.97
	10/31/13		13.27	0.35	3.21	3.56	(0.33)	(0.31)	(0.64)	16.19
	10/31/12		11.99	0.31	1.59	1.90	(0.28)	(0.34)	(0.62)	13.27
	10/31/11		11.52	0.28	0.42	0.70	(0.22)	(0.01)	(0.23)	11.99
Advisor Class:	4/30/16	#‡	17.33	0.07	0.11	0.18	(0.41)	(0.67)	(1.08)	16.43
Retirement Class:	4/30/16	#	17.50	0.20	0.05	0.25	(0.37)	(0.67)	(1.04)	16.71
	10/31/15		18.21	0.40	(0.36)	0.04	(0.29)	(0.46)	(0.75)	17.50
	10/31/14		16.40	0.34	2.19	2.53	(0.29)	(0.43)	(0.72)	18.21
	10/31/13		13.43	0.32	3.25	3.57	(0.29)	(0.31)	(0.60)	16.40
	10/31/12		12.12	0.29	1.61	1.90	(0.25)	(0.34)	(0.59)	13.43
	10/31/11		11.64	0.25	0.43	0.68	(0.19)	(0.01)	(0.20)	12.12

42	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
EQUITY INDEX FUND
Institutional Class:	4/30/16	#	0.06%[b]		$9,295,439		0.05%[c]		0.05%[c]		2.16%[c]		3%[b]
	10/31/15		4.48		8,759,567		0.05		0.05		1.99		8
	10/31/14		16.00		7,998,323		0.05		0.05		1.88		6
	10/31/13		28.85		6,705,277		0.06		0.06		2.09		8	[f]
	10/31/12		14.75		3,706,630		0.07		0.07		2.08		6	[f]
	10/31/11		7.88		1,749,384		0.07		0.07		1.83		11
Advisor Class:	4/30/16	#‡	(0.83	)bg	102		0.27	[c]	0.20	[c]	1.21	[c]	3	[b]
Premier Class:	4/30/16	#	(0.05)[b]		60,003		0.20	[c]	0.20	[c]	2.28	[c]	3	[b]
	10/31/15		4.36		94,864		0.20		0.20		1.83		8
	10/31/14		15.81		70,236		0.20		0.20		1.73		6
	10/31/13		28.68		61,343		0.21		0.21		1.95		8	[f]
	10/31/12		14.56		48,184		0.22		0.22		1.90		6	[f]
	10/31/11		7.60		20,918		0.22		0.22		1.63		11
Retirement Class:	4/30/16	#	(0.06)[b]		394,223		0.30	[c]	0.30	[c]	1.92	[c]	3	[b]
	10/31/15		4.17		394,683		0.30		0.30		1.73		8
	10/31/14		15.76		314,958		0.30		0.30		1.63		6
	10/31/13		28.52		267,636		0.31		0.31		1.86		8	[f]
	10/31/12		14.46		195,671		0.32		0.32		1.85		6	[f]
	10/31/11		7.61		204,345		0.32		0.32		1.59		11
Retail Class:	4/30/16	#	(0.05)[b]		740,381		0.34	[c]	0.34	[c]	1.90	[c]	3	[b]
	10/31/15		4.12		740,691		0.35		0.35		1.70		8
	10/31/14		15.73		645,889		0.36		0.36		1.58		6
	10/31/13		28.49		536,027		0.38		0.38		1.79		8	[f]
	10/31/12		14.35		397,199		0.40		0.40		1.76		6	[f]
	10/31/11		7.54		361,203		0.29		0.29		1.61		11
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/16	#	(1.36)[b]		2,463,836		0.06	[c]	0.06	[c]	1.66	[c]	7	[b]
	10/31/15		9.09		2,472,946		0.06		0.06		1.55		24
	10/31/14		17.00		1,750,638		0.06		0.06		1.56		21
	10/31/13		28.14		1,157,001		0.07		0.07		1.81		19	[f]
	10/31/12		12.96		971,051		0.07		0.07		1.66		24	[f]
	10/31/11		9.85		568,586		0.08		0.08		1.45		24
Advisor Class:	4/30/16	#‡	(2.52	)bh	100		0.28	[c]	0.21	[c]	1.36	[c]	7	[b]
Retirement Class:	4/30/16	#	(1.51)[b]		361,892		0.31	[c]	0.31	[c]	1.41	[c]	7	[b]
	10/31/15		8.83		365,090		0.31		0.31		1.31		24
	10/31/14		16.72		298,976		0.31		0.31		1.31		21
	10/31/13		27.90		241,402		0.32		0.32		1.60		19	[f]
	10/31/12		12.69		231,810		0.32		0.32		1.42		24	[f]
	10/31/11		9.51		173,769		0.33		0.33		1.20		24
LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/16	#	1.97	[b]	3,516,312		0.06	[c]	0.06	[c]	2.72	[c]	5	[b]
	10/31/15		0.49		2,958,189		0.06		0.06		2.48		24
	10/31/14		16.38		2,362,546		0.06		0.06		2.23		21
	10/31/13		28.07		1,359,068		0.07		0.07		2.41		19	[f]
	10/31/12		16.70		1,134,741		0.08		0.08		2.48		20	[f]
	10/31/11		6.13		605,062		0.08		0.08		2.27		27
Advisor Class:	4/30/16	#‡	1.42	bi	104		0.28	[c]	0.21	[c]	1.18	[c]	5	[b]
Retirement Class:	4/30/16	#	1.80	[b]	514,552		0.31	[c]	0.31	[c]	2.55	[c]	5	[b]
	10/31/15		0.26		448,665		0.31		0.31		2.24		24
	10/31/14		16.07		384,292		0.31		0.31		2.00		21
	10/31/13		27.79		302,435		0.32		0.32		2.15		19	[f]
	10/31/12		16.46		226,640		0.32		0.32		2.28		20	[f]
	10/31/11		5.88		192,336		0.33		0.33		2.02		27

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	43

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
S&P 500 INDEX FUND
Institutional Class:	4/30/16	#	$23.66	$0.25		$(0.17)	$0.08	$(0.46)	$(0.15)	$(0.61)	$23.13
	10/31/15		22.92	0.47		0.68	1.15	(0.41)	—	(0.41)	23.66
	10/31/14		19.91	0.42		2.94	3.36	(0.35)	—	(0.35)	22.92
	10/31/13		16.05	0.39		3.86	4.25	(0.39)	—	(0.39)	19.91
	10/31/12		14.27	0.33		1.78	2.11	(0.27)	(0.06)	(0.33)	16.05
	10/31/11		13.51	0.28		0.79	1.07	(0.31)	—	(0.31)	14.27
Advisor Class:	4/30/16	#‡	23.87	0.06		(0.20)	(0.14)	(0.46)	(0.15)	(0.61)	23.12
Retirement Class:	4/30/16	#	23.51	0.22		(0.17)	0.05	(0.41)	(0.15)	(0.56)	23.00
	10/31/15		22.77	0.41		0.69	1.10	(0.36)	—	(0.36)	23.51
	10/31/14		19.79	0.36		2.93	3.29	(0.31)	—	(0.31)	22.77
	10/31/13		15.96	0.34		3.84	4.18	(0.35)	—	(0.35)	19.79
	10/31/12		14.19	0.29		1.78	2.07	(0.24)	(0.06)	(0.30)	15.96
	10/31/11		13.44	0.24		0.78	1.02	(0.27)	—	(0.27)	14.19
SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/16	#	18.25	0.15		(0.48)	(0.33)	(0.30)	(0.80)	(1.10)	16.82
	10/31/15		19.22	0.30		(0.22)	0.08	(0.31)	(0.74)	(1.05)	18.25
	10/31/14		18.58	0.28		1.20	1.48	(0.26)	(0.58)	(0.84)	19.22
	10/31/13		14.24	0.31		4.65	4.96	(0.30)	(0.32)	(0.62)	18.58
	10/31/12		13.17	0.25		1.33	1.58	(0.20)	(0.31)	(0.51)	14.24
	10/31/11		12.49	0.17		0.66	0.83	(0.15)	—	(0.15)	13.17
Advisor Class:	4/30/16	#‡	18.63	0.11		(0.82)	(0.71)	(0.30)	(0.80)	(1.10)	16.82
Retirement Class:	4/30/16	#	18.29	0.13		(0.48)	(0.35)	(0.25)	(0.80)	(1.05)	16.89
	10/31/15		19.25	0.25		(0.21)	0.04	(0.26)	(0.74)	(1.00)	18.29
	10/31/14		18.62	0.23		1.20	1.43	(0.22)	(0.58)	(0.80)	19.25
	10/31/13		14.26	0.27		4.68	4.95	(0.27)	(0.32)	(0.59)	18.62
	10/31/12		13.18	0.22		1.33	1.55	(0.16)	(0.31)	(0.47)	14.26
	10/31/11		12.51	0.14		0.65	0.79	(0.12)	—	(0.12)	13.18
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/16	#	8.93	0.07		(0.09)	(0.02)	(0.20)	—	(0.20)	8.71
	10/31/15		10.68	0.23		(1.77)	(1.54)	(0.21)	—	(0.21)	8.93
	10/31/14		10.84	0.24		(0.20)	0.04	(0.20)	—	(0.20)	10.68
	10/31/13		10.37	0.23		0.39	0.62	(0.15)	—	(0.15)	10.84
	10/31/12		10.24	0.24		0.09	0.33	(0.16)	(0.04)	(0.20)	10.37
	10/31/11		11.33	0.25		(1.31)	(1.06)	(0.02)	(0.01)	(0.03)	10.24
Advisor Class:	4/30/16	#‡	8.64	0.06		0.20	0.26	(0.20)	—	(0.20)	8.70
Premier Class:	4/30/16	#	8.91	0.06		(0.09)	(0.03)	(0.19)	—	(0.19)	8.69
	10/31/15		10.65	0.23		(1.77)	(1.54)	(0.20)	—	(0.20)	8.91
	10/31/14		10.82	0.21		(0.19)	0.02	(0.19)	—	(0.19)	10.65
	10/31/13		10.35	0.22		0.39	0.61	(0.14)	—	(0.14)	10.82
	10/31/12		10.23	0.24		0.06	0.30	(0.14)	(0.04)	(0.18)	10.35
	10/31/11		11.33	0.23		(1.30)	(1.07)	(0.02)	(0.01)	(0.03)	10.23
Retirement Class:	4/30/16	#	8.90	0.06		(0.10)	(0.04)	(0.18)	—	(0.18)	8.68
	10/31/15		10.64	0.21		(1.76)	(1.55)	(0.19)	—	(0.19)	8.90
	10/31/14		10.80	0.21		(0.20)	0.01	(0.17)	—	(0.17)	10.64
	10/31/13		10.34	0.20		0.40	0.60	(0.14)	—	(0.14)	10.80
	10/31/12		10.22	0.23		0.07	0.30	(0.14)	(0.04)	(0.18)	10.34
	10/31/11		11.33	0.26		(1.35)	(1.09)	(0.01)	(0.01)	(0.02)	10.22
Retail Class:	4/30/16	#	8.89	0.05		(0.09)	(0.04)	(0.16)	—	(0.16)	8.69
	10/31/15		10.63	0.19		(1.76)	(1.57)	(0.17)	—	(0.17)	8.89
	10/31/14		10.79	0.19		(0.19)	0.00 [d]	(0.16)	—	(0.16)	10.63
	10/31/13		10.32	0.19		0.40	0.59	(0.12)	—	(0.12)	10.79
	10/31/12		10.21	0.20		0.07	0.27	(0.12)	(0.04)	(0.16)	10.32
	10/31/11		11.32	0.22		(1.31)	(1.09)	(0.01)	(0.01)	(0.02)	10.21

44	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
S&P 500 INDEX FUND
Institutional Class:	4/30/16	#	0.43%[b]		$2,323,069		0.05%[c]		0.05%[c]		2.22%[c]		4%[b]
	10/31/15		5.11		2,186,465		0.06		0.06		2.04		8
	10/31/14		17.16		1,808,921		0.06		0.06		1.97		9
	10/31/13		27.08		1,436,986		0.06		0.06		2.19		4	[f]
	10/31/12		15.14		1,342,205		0.07		0.07		2.13		7	[f]
	10/31/11		7.96		884,211		0.07		0.07		1.96		14
Advisor Class:	4/30/16	#‡	(0.50	)bj	102		0.27	[c]	0.21	[c]	0.68	[c]	4	[b]
Retirement Class:	4/30/16	#	0.27	[b]	729,459		0.30	[c]	0.30	[c]	2.01	[c]	4	[b]
	10/31/15		4.91		716,541		0.31		0.31		1.79		8
	10/31/14		16.84		653,216		0.31		0.31		1.72		9
	10/31/13		26.73		490,695		0.31		0.31		1.92		4	[f]
	10/31/12		14.85		396,922		0.32		0.32		1.89		7	[f]
	10/31/11		7.75		352,405		0.32		0.32		1.71		14
SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/16	#	(1.66)[b]		1,282,108		0.06	[c]	0.06	[c]	1.87	[c]	5	[b]
	10/31/15		0.54		1,296,895		0.06		0.06		1.56		22
	10/31/14		8.32		1,154,539		0.06		0.06		1.50		24
	10/31/13		36.38		1,048,944		0.07		0.07		1.92		17	[f]
	10/31/12		12.48		648,984		0.08		0.08		1.81		17	[f]
	10/31/11		6.64		447,756		0.08		0.08		1.26		25
Advisor Class:	4/30/16	#‡	(3.73	)bk	101		0.29	[c]	0.21	[c]	1.65	[c]	5	[b]
Retirement Class:	4/30/16	#	(1.83)[b]		390,938		0.31	[c]	0.31	[c]	1.63	[c]	5	[b]
	10/31/15		0.31		427,901		0.31		0.31		1.33		22
	10/31/14		8.01		475,533		0.31		0.31		1.25		24
	10/31/13		36.10		506,706		0.32		0.32		1.67		17	[f]
	10/31/12		12.20		311,294		0.33		0.33		1.57		17	[f]
	10/31/11		6.30		325,760		0.33		0.33		1.02		25
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/16	#	(0.05)[b]		1,224,513		0.23	[c]	0.23	[c]	1.64	[c]	16	[b]
	10/31/15		(14.54)		1,051,171		0.22		0.22		2.36		42
	10/31/14		0.42		942,827		0.23		0.23		2.29		13
	10/31/13		6.06		680,382		0.29		0.25		2.25		13
	10/31/12		3.31		289,041		0.38		0.25		2.42		25	[f]
	10/31/11		(9.36)		149,206		0.46		0.25		2.26		38
Advisor Class:	4/30/16	#‡	3.17	bl	108		0.45	[c]	0.38	[c]	1.81	[c]	16	[b]
Premier Class:	4/30/16	#	(0.18)[b]		13,576		0.38	[c]	0.38	[c]	1.51	[c]	16	[b]
	10/31/15		(14.60)		9,624		0.38		0.38		2.40		42
	10/31/14		0.23		4,475		0.39		0.39		1.95		13
	10/31/13		5.96		6,454		0.44		0.40		2.16		13
	10/31/12		3.06		2,016		0.54		0.40		2.38		25	[f]
	10/31/11		(9.50)		1,330		0.62		0.40		2.04		38
Retirement Class:	4/30/16	#	(0.28)[b]		105,890		0.48	[c]	0.48	[c]	1.39	[c]	16	[b]
	10/31/15		(14.69)		84,960		0.47		0.47		2.21		42
	10/31/14		0.17		50,771		0.48		0.48		2.01		13
	10/31/13		5.79		34,503		0.54		0.50		1.96		13
	10/31/12		3.03		24,877		0.63		0.50		2.28		25	[f]
	10/31/11		(9.61)		9,356		0.70		0.50		2.38		38
Retail Class:	4/30/16	#	(0.26)[b]		8,303		0.64	[c]	0.64	[c]	1.22	[c]	16	[b]
	10/31/15		(14.85)		7,847		0.60		0.60		1.98		42
	10/31/14		0.04		8,885		0.64		0.64		1.83		13
	10/31/13		5.70		7,127		0.73		0.64		1.81		13
	10/31/12		2.73		5,773		0.83		0.64		2.00		25	[f]
	10/31/11		(9.64)		5,313		0.88		0.64		1.99		38

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	45

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/16	#	$17.86	$0.26		$(0.86)	$(0.60)	$(0.51)	$ —	$(0.51)	$16.75
	10/31/15		18.82	0.57		(0.81)	(0.24)	(0.69)	(0.03)	(0.72)	17.86
	10/31/14		19.31	0.72		(0.67)	0.05	(0.54)	—	(0.54)	18.82
	10/31/13		15.73	0.54		3.54	4.08	(0.50)	—	(0.50)	19.31
	10/31/12		15.23	0.55		0.39	0.94	(0.44)	—	(0.44)	15.73
	10/31/11		16.43	0.53		(1.38)	(0.85)	(0.35)	—	(0.35)	15.23
Advisor Class:	4/30/16	#‡	17.70	0.23		(0.68)	(0.45)	(0.51)	—	(0.51)	16.74
Premier Class:	4/30/16	#	17.81	0.25		(0.85)	(0.60)	(0.49)	—	(0.49)	16.72
	10/31/15		18.77	0.54		(0.81)	(0.27)	(0.66)	(0.03)	(0.69)	17.81
	10/31/14		19.26	0.68		(0.65)	0.03	(0.52)	—	(0.52)	18.77
	10/31/13		15.69	0.51		3.54	4.05	(0.48)	—	(0.48)	19.26
	10/31/12		15.20	0.53		0.38	0.91	(0.42)	—	(0.42)	15.69
	10/31/11		16.41	0.49		(1.36)	(0.87)	(0.34)	—	(0.34)	15.20
Retirement Class:	4/30/16	#	18.20	0.24		(0.86)	(0.62)	(0.47)	—	(0.47)	17.11
	10/31/15		19.15	0.53		(0.81)	(0.28)	(0.64)	(0.03)	(0.67)	18.20
	10/31/14		19.64	0.69		(0.68)	0.01	(0.50)	—	(0.50)	19.15
	10/31/13		15.99	0.50		3.61	4.11	(0.46)	—	(0.46)	19.64
	10/31/12		15.47	0.53		0.38	0.91	(0.39)	—	(0.39)	15.99
	10/31/11		16.68	0.51		(1.42)	(0.91)	(0.30)	—	(0.30)	15.47
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.
[g]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 0.04%.
[h]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (1.42)%.
[i]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 1.83%.
[j]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 0.38%.
[k]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (1.73)%.
[l]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (0.18)%.
[m]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (3.36)%.
#	Unaudited
‡	Advisor Class commenced operations on December 4, 2015.

46	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

concluded

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/16	#	(3.29)%[b]		$5,990,427		0.06%[c]		0.06%[c]		3.25%[c]		5%[b]
	10/31/15		(1.18)		5,549,083		0.06		0.06		3.10		5
	10/31/14		0.37		4,949,536		0.06		0.06		3.73		5
	10/31/13		26.65		4,459,896		0.07		0.07		3.13		3
	10/31/12		6.43		2,833,093		0.08		0.08		3.69		6	[f]
	10/31/11		(5.32)		1,647,918		0.09		0.09		3.23		6
Advisor Class:	4/30/16	#‡	(2.49	)bm	101		0.28	[c]	0.21	[c]	3.53	[c]	5	[b]
Premier Class:	4/30/16	#	(3.33)[b]		235,963		0.21	[c]	0.21	[c]	3.07	[c]	5	[b]
	10/31/15		(1.33)		242,384		0.21		0.21		2.95		5
	10/31/14		0.23		191,665		0.21		0.21		3.55		5
	10/31/13		26.47		200,497		0.22		0.22		2.97		3
	10/31/12		6.25		162,307		0.23		0.23		3.53		6	[f]
	10/31/11		(5.44)		125,215		0.24		0.24		3.02		6
Retirement Class:	4/30/16	#	(3.39)[b]		638,770		0.31	[c]	0.31	[c]	2.92	[c]	5	[b]
	10/31/15		(1.38)		673,860		0.31		0.31		2.84		5
	10/31/14		0.11		746,134		0.31		0.31		3.51		5
	10/31/13		26.35		774,407		0.32		0.32		2.86		3
	10/31/12		6.13		645,359		0.33		0.33		3.46		6	[f]
	10/31/11		(5.54)		625,016		0.34		0.34		3.02		6

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	47

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

48	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of April 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2016, there were no material transfers between levels by the Funds.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	49

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of April 30, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity Investments:
Financials	$1,867,608,250	$353	$42,403	$1,867,651,006
Health care	1,459,756,591	—	4,028	1,459,760,619
Industrials	1,136,483,067	—	71,574	1,136,554,641
Telecommunication services	251,288,463	—	49,856	251,338,319
All other equity investments*	5,720,835,873	—	—	5,720,835,873
Short-term investments	326,509,105	94,088,857	—	420,597,962
Futures**	(528,830)	—	—	(528,830)
Total	$10,761,952,519	$94,089,210	$167,861	$10,856,209,590
Large-Cap Growth Index
Equity investments*	$2,806,893,893	$—	$—	$2,806,893,893
Short-term investments	59,935,343	14,250,000	—	74,185,343
Futures**	(104,851)	—	—	(104,851)
Total	$2,866,724,385	$14,250,000	$—	$2,880,974,385
Large-Cap Value Index
Equity investments*	$4,009,209,927	$—	$—	$4,009,209,927
Short-term investments	47,455,904	31,400,000	—	78,855,904
Futures**	(80,261)	—	—	(80,261)
Total	$4,056,585,570	$31,400,000	$—	$4,087,985,570
S&P 500 Index
Equity Investments*	$3,039,991,765	$—	$—	$3,039,991,765
Short-term investments	30,775,373	7,700,000	—	38,475,373
Futures**	(94,770)	—	—	(94,770)
Total	$3,070,672,368	$7,700,000	$—	$3,078,372,368
Small-Cap Blend Index
Equity Investments:
Financials	$440,642,546	$826	$96,730	$440,740,102
Health care	233,721,005	—	15,521	233,736,526
Industrials	213,953,296	—	160,444	214,113,740
Telecommunication services	14,938,842	—	139,956	15,078,798
All other equity investments*	757,791,752	—	—	757,791,752
Short-term investments	215,906,214	11,700,000	—	227,606,214
Futures**	74,129	—	—	74,129
Total	$1,877,027,784	$11,700,826	$412,651	$1,889,141,261
Emerging Markets Equity Index
Equity Investments:
Africa/Middle East	$—	$91,064,323	$233	$91,064,556
Asia	34,386,147	827,057,442	613,975	862,057,564
Europe	2,184,362	51,285,771	—	53,470,133
Latin America	—	153,333,317	—	153,333,317
North America	54,086,406	—	—	54,086,406
All other equity investments*	5,890,672	131,249,927	656	137,141,255
Short-term investments	24,820,196	6,450,000	—	31,270,196
Total	$121,367,783	$1,260,440,780	$614,864	$1,382,423,427
International Equity Index
Equity Investments:
Asia	$809,560	$1,716,572,937	$—	$1,717,382,497
Australasia	—	487,351,353	—	487,351,353
Europe	6,699,682	3,754,386,663	—	3,761,086,345
All other equity investments*	55,164,179	751,284,114	—	806,448,293
Short-term investments	362,192,762	64,940,971	—	427,133,733
Futures**	(673,829)	—	—	(673,829)
Total	$424,192,354	$6,774,536,038	$—	$7,198,728,392

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

50	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2016, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives
		Fair value
Derivative contracts	Location	amount
Equity Index Fund
Equity contracts	Futures*	$(528,830)
Large-Cap Growth Index Fund
Equity contracts	Futures*	(104,851)
Large-Cap Value Index Fund
Equity contracts	Futures*	(80,261)
S&P 500 Index Fund
Equity contracts	Futures*	(94,770)
Small-Cap Blend Index Fund
Equity contracts	Futures*	74,129
International Equity Index Fund
Equity contracts	Futures*	(673,829)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2016, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss )	(depreciation )
Equity Index Fund
Equity contracts	Futures transactions	$(216,908)	$(565,112)
Large-Cap Growth Index Fund
Equity contracts	Futures transactions	(414,926)	(119,417)
Large-Cap Value Index Fund
Equity contracts	Futures transactions	1,450,957	(111,520)
S&P 500 Index Fund
Equity contracts	Futures transactions	813,205	(99,384)
Small-Cap Blend Index Fund
Equity contracts	Futures transactions	653,648	63,473
International Equity Index Fund
Equity contracts	Futures transactions	(5,448,329)	(629,722)

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended April 30, 2016, the Equity Index Fund, the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund, the S&P 500 Index Fund, the Small-Cap Blend Index Fund, and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At April 30, 2016, the Funds held the following open futures contracts:

		Number of	Settlement	Expiration	Unrealized
Fund	Futures	contracts	value	date	gain (loss )
Equity Index	S&P 500
	E Mini Index	383	$39,431,765	June 2016	$(528,830)
Large-Cap	S&P 500
Growth Index	E Mini Index	144	14,825,520	June 2016	(104,851)
Large-Cap	S&P 500
Value Index	E Mini Index	119	12,251,645	June 2016	(80,261)
S&P 500 Index	S&P 500
	E Mini Index	75	7,721,625	June 2016	(94,770)
Small-Cap	Russell 2000
Blend Index	Mini Index	79	8,908,040	June 2016	74,129
International	MSCI EAFE
Equity Index	Mini Index	592	49,192,240	June 2016	(673,829)

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	51

Notes to financial statements (unaudited)

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2016, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment
	management fee—	Service
	effective rate	agreement fee	Distribution fee		Maximum expense amounts‡
		Retirement	Premier	Retail	Institutional	Advisor		Premier	Retirement	Retail
		Class	Class	Class	Class	Class	†	Class	Class	Class
Equity Index	0.04%	0.25%	0.15%	0.25%	0.09%	0.24%		0.24%	0.34%	0.48%
Large-Cap Growth Index	0.04	0.25	—	—	0.09	0.24		—	0.34	—
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.24		—	0.34	—
S&P 500 Index	0.04	0.25	—	—	0.09	0.24		—	0.34	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.24		—	0.34	—
Emerging Markets Equity Index	0.14	0.25	0.15	0.25	0.25	0.40		0.40	0.50	0.64
International Equity Index	0.04	0.25	0.15	—	0.15	0.30		0.30	0.40	—

†	Advisor Class commenced operations on December 4, 2015.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2017. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

			Realized
Fund	Purchases	Sales	gain (loss )
Equity Index	$640,823,063	$—	$—
Large-Cap Growth Index	167,034,776	5,413,430	(872,265)
Large-Cap Value Index	398,170,304	—	—
S&P 500 Index	172,353,142	608,394	24,395
Small-Cap Blend Index	11,898,667	4,014,000	(123,624)
Emerging Markets Equity Index	43,664,087	16,316,559	(1,693,802)
International Equity Index	798,965,363	21,376,992	(12,409,425)

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of April 30, 2016:

Fund	TIAA Lifecycle Index Funds	TIAA Access	Total
Equity Index	26%	1%	27%
Large-Cap Growth Index	—	4	4
Large-Cap Value Index	—	7	7
S&P 500 Index	—	6	6
Small-Cap Blend Index	—	16	16
Emerging Markets Equity Index	20	1	21
International Equity Index	13	4	17

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2016, three 529 Plans owned 14%, 14%, and 7%, respectively, of the Equity Index Fund; one 529 Plan owned 9% of the Large-Cap Growth Index Fund; one 529 Plan owned 6% of the Large-Cap Value Index Fund; two 529 Plans owned 10% and 8%, respectively, of the S&P 500 Index Fund; two 529 Plans owned 7% and 7%, respectively, of the Emerging Markets Equity Index Fund; and four 529 Plans owned 13%, 7%, 7%, and 6%, respectively, of the International Equity Index Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliate companies is as follows:

Issue	Value at October 31, 2015	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Withholding expense	Shares at April 30, 2016	Value at April 30, 2016
Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$311,112,472	$ 63,598,355	$ 48,201,722	$—		$—	$—	326,509,105	$326,509,105
Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$264,957,247	$ 34,005,174	$ 83,056,207	$—		$—	$—	215,906,214	$215,906,214
International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$280,957,418	$225,110,022	$143,874,678	$—		$—	$—	362,192,762	$362,192,762

52	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of April 30, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Equity Index	$7,836,599,519	$3,293,494,447	$(273,355,546)	$3,020,138,901
Large-Cap Growth Index	2,281,657,754	658,416,843	(58,995,361)	599,421,482
Large-Cap Value Index	3,884,908,609	366,885,970	(163,728,748)	203,157,222
S&P 500 Index	2,318,523,730	845,684,641	(85,741,233)	759,943,408
Small-Cap Blend Index	1,647,520,887	422,356,840	(180,810,595)	241,546,245
Emerging Markets Equity Index	1,523,329,256	70,385,402	(211,291,231)	(140,905,829)
International Equity Index	7,031,708,867	950,515,348	(782,821,994)	167,693,354

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2016 were as follows:

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Equity Index	$827,682,155	$301,376,477
Large-Cap Growth Index	217,888,559	181,046,732
Large-Cap Value Index	745,429,689	189,513,893
S&P 500 Index	273,416,202	124,151,654
Small-Cap Blend Index	86,071,913	92,911,871
Emerging Markets Equity Index	387,592,602	190,331,179
International Equity Index	932,059,763	306,344,639

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2015 was as follows:

	10/31/2015
	Ordinary	Long-term
Fund	income	capital gains	Total
Equity Index	$164,811,117	$45,636,902	$210,448,019
Large-Cap Growth Index	28,903,693	32,814,369	61,718,062
Large-Cap Value Index	74,165,884	51,040,050	125,205,934
S&P 500 Index	43,852,809	—	43,852,809
Small-Cap Blend Index	33,365,721	53,715,768	87,081,489
Emerging Markets Equity Index	20,608,153	—	20,608,153
International Equity Index	215,661,544	9,531,688	225,193,232

The tax character of the fiscal year 2016 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	53

Notes to financial statements (unaudited)	concluded

borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2016, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

54	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are independent persons under the 1940 Act.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs (as applicable). Broadridge also compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from TAI or the Board, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not TAI or the Board).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. The Trustees met in private sessions at which no TAI representatives were present to discuss the proposed renewal of the Agreement for each Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding each Fund’s performance and the Board considered that the evaluation of TAI’s services to the Funds is an ongoing one.

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	55

Renewal of investment management agreement (unaudited)

accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Board also considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner. The Board also considered that TAI has committed significant resources to supporting the series of the Trust, including the Funds. It also considered TAI’s compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. In, this analysis, the Board considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

56	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2015. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk TAI assumes. The Board considered that TAI had incurred losses with respect to each of the Funds except for the Emerging Markets Equity Index and International Equity Index Funds for the one-year period ended December 31, 2015 and that TAI expected this trend to continue. With respect to the Emerging Markets Equity Index and International Equity Index Funds, which was profitable to TAI in 2015, the Board concluded that those profits were reasonable in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss (except for the Emerging Markets Equity Index Fund), there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliate, TIAA-CREF Investment Management, LLC, provide similar investment management services to other investment companies that may have similar investment strategies as certain of the Funds. In the future, TAI may manage client assets through additional funds and accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other investment companies, this is due in part to the fact that these other investment companies: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. “Gross performance” means a Fund’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries. For reference, one basis point is equal to 0.01%. Statements below regarding “net profit” or “net loss” refer to

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	57

Renewal of investment management agreement (unaudited)

whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2015 under the Agreement.

Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 2nd quintile of its group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-year period. The Fund ranked 5 out of 5, 3 out of 4 and 2 out of 3 of the funds within its Performance Group for the three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 1st and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the Russell 3000 Index, differed by -2 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Growth Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the Russell 1000® Growth Index, differed by -3 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the Russell 1000® Value Index, differed by -5 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

S&P 500 Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three-, five- and ten-year periods.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the S&P 500® Index, differed by -4 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Small-Cap Blend Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and contractual management fee were each in the 1st quintile of its Expense Group, while the Fund’s actual management fee was in the 2nd quintile of its Expense Group. The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 3rd, 2nd, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the Russell 2000® Index, differed by +2 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.14% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group. The Fund’s total expenses and contractual management fee were in the 2nd quintile of its Expense Universe, while the Fund’s actual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd, 3rd and 4th quintiles of its Performance Universe for the one-, three- and five-year periods.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the MSCI Emerging Markets Index, differed by -2 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

58	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

concluded

International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three-year periods, while it ranked 1 out of 5 and 1 out of 4 funds within its Performance Group for the five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one, three-, five- and ten-year periods, respectively.
•	For the three-year period, the Fund’s gross performance as compared to its benchmark, the MSCI EAFE Index, differed by -8 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Equity Index Funds ■ 2016 Semiannual Report	59

Additional information about index providers (unaudited)

Russell Indexes

The Russell 2000® Index, the Russell 3000® Index, the Russell 1000® Value Index, and the Russell 1000 Growth Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell® publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of the use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

Standard & Poor® Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF S&P 500 Index Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF S&P 500 Index Fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of these funds, owners of these funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

60	2016 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206.

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2016 Semiannual Report April 30, 2016 TIAA-CREF Emerging Markets Debt Fund of the TIAA-CREF Funds

Understanding your fund report

This semiannual report contains information about the Emerging Markets Debt Fund and describes the fund’s results for the six months ended April 30, 2016. This report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the issuers, industries and types of securities in which the Emerging Markets Debt Fund had investments as of April 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Emerging Markets Debt Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

The summary portfolio of investments for the Emerging Markets Debt Fund begins on page 10 of this report. You can obtain a complete list of the holdings of the Emerging Markets Debt Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Emerging Markets Debt Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Emerging Markets Debt Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015–April 30, 2016).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

Expense example

Six months ended April 30, 2016

			Expenses paid
	Beginning	Ending	during period*
	account value	account value	(11/1/15–
Emerging Markets Debt Fund	(11/1/15)	(4/30/16)	4/30/16)
Institutional Class
Actual return	$1,000.00	$1,052.12	$3.32
5% annual hypothetical return	1,000.00	1,021.63	3.27
Advisor Class†
Actual return	1,000.00	1,061.79	3.33
5% annual hypothetical return	1,000.00	1,020.89	4.02
Premier Class
Actual return	1,000.00	1,052.47	4.08
5% annual hypothetical return	1,000.00	1,020.89	4.02
Retirement Class
Actual return	1,000.00	1,050.91	4.59
5% annual hypothetical return	1,000.00	1,020.39	4.52
Retail Class
Actual return	1,000.00	1,050.45	5.10
5% annual hypothetical return	1,000.00	1,019.89	5.02

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.65% for the Institutional Class, 0.80% for the Premier Class, 0.90% for the Retirement Class and 1.00% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through April 30, 2016, multiplied by the average fund value over the period, multiplied by 148/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 148 days in the period from commencement of operations on December 4, 2015 through April 30, 2016. The fund’s annualized expense ratio for the 148-day period was 0.80% for the Advisor Class.

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	5

About the fund’s benchmark

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is an unmanaged, market-capitalization-weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is a trademark and service mark of J.P. Morgan. TIAA products are not promoted or sponsored by, or affiliated with, J.P. Morgan. Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The EMBI-GD Index is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2016, J.P. Morgan Chase & Co. All rights reserved.

6	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

Emerging Markets Debt Fund

Performance for the six months ended April 30, 2016

The Emerging Markets Debt Fund returned 5.21% for the Institutional Class, compared with the 5.35% return of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified (“JP Morgan index”). For the one-year period ended April 30, 2016, the fund returned 1.85% versus 4.33% for the index. The table below shows returns for all share classes of the fund.

Emerging markets debt securities advance as commodity prices push higher

Emerging markets debt, as measured by the JP Morgan index, rose 7.10% in the final three months of the period, after falling 1.63% in the first three months. Low commodity prices—especially oil—weighed heavily on developing nations that depend on exports. Early in the period, crude oil prices fell sharply, while non-energy commodities struggled against a backdrop of weaker economic growth in China, broadly slower global growth and the U.S. Federal Reserve’s 0.25% rate hike in December 2015.

By mid-February, crude oil prices reversed course and began to rise steadily, despite ending the period flat. Furthermore, China’s currency stabilized, the dollar declined and the Fed signaled it might raise rates at a less aggressive pace than previously anticipated. As a result, many emerging markets nations saw improved performance in the latter half of the period.

The fund achieves gains but modestly trails its benchmark

During the period, the fund slightly trailed its benchmark, largely due to specific corporate selections in Brazil (including one local currency corporate bond) and Colombia. The allocation to local currency sovereign bonds, which returned 7.8% in U.S. dollar terms during the period, was positive, as was the allocation to hard currency corporate bonds, which outperformed sovereigns.

The most significant factors limiting the fund’s relative performance came from security selections in Brazil, where the fund suffered from exposure to a distressed telecom operator, a mining company that suffered a dam accident, and an infrastructure/engineering company. Colombia also detracted due to corporate security selections related mainly to an independent oil and gas company, which defaulted and declared a restructuring during the period. In addition, an underweight to Argentina in sovereign issues detracted from performance, but was partly offset by security selection, which included exposure to a provincial issuer. Similarly, an underweight to Malaysian quasi-sovereigns detracted, though this was offset by successful security choices.

By contrast, the fund benefited from a number of successful allocations, including an underweight to Poland and overweights to Ecuador and Angola. The fund was also helped by an underweight to Chinese quasi-sovereigns and strong corporate selections in Kazakhstan, Guatemala and South Africa.

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	7

Emerging Markets Debt Fund

Performance as of April 30, 2016

						Average annual
		Total return				total return
	Inception					since fund
Emerging Markets Debt Fund	date	6 months		1 year		inception
Institutional Class	9/26/2014	5.21%		1.85%		1.44%
Advisor Class	12/4/2015	5.16	*	1.80	*	1.41	*
Premier Class	9/26/2014	5.25		1.70		1.27
Retirement Class	9/26/2014	5.09		1.51		1.13
Retail Class	9/26/2014	5.05		1.44		1.05
JP Morgan Emerging Markets Bond Index Global Diversified	—	5.35		4.33		4.27	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

8	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

Emerging Markets Debt Fund

Portfolio composition

% of net assets
as of 4/30/2016
Foreign government securities	57.8
Corporate bonds	40.6
Short-term investments, other assets & liabilities, net	1.6
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2016
Mexico	8.4
Turkey	7.7
Brazil	5.5
South Africa	5.2
Peru	4.8
Indonesia	4.4
Russia	3.7
Argentina	3.7
Colombia	2.9
India	2.8
40 other nations	49.4
Short-term investments	1.5
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 4/30/2016
Less than 1 year	2.4
1–3 years	3.0
3–5 years	15.2
5–10 years	49.6
Over 10 years	29.8
Total	100.0

Holdings by credit quality*

% of fixed-income investments
(excluding short-term investments)
as of 4/30/2016
Aaa/AAA	0.7
A/A	7.9
Baa/BBB	40.1
Ba/BB	24.0
B/B	20.5
Below B/B	2.9
Non-rated	3.9
Total	100.0

*	Credit quality ratings are based on the J.P. Morgan methodology, which uses the higher of the Moody’s and Standard & Poor’s ratings agencies. These ratings are subject to change without notice.

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	9

Summary portfolio of investments (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2016

					% of net
Principal		Issuer		Value	assets
BONDS
CORPORATE BONDS
ARGENTINA				$1,567,500	0.7%
AZERBAIJAN				1,295,780	0.6
BRAZIL				4,390,672	1.9
CHILE				5,024,013	2.1
CHINA				1,924,660	0.8
COLOMBIA
$1,800,000	g	GrupoSura Finance S.A.	5.500%, 04/29/26	1,831,500	0.8
		Other		2,443,250	1.0
				4,274,750	1.8
COSTA RICA
1,800,000	g	Banco Nacional de Costa Rica	5.875%, 04/25/21	1,804,500	0.8
				1,804,500	0.8
CROATIA				1,032,774	0.4
GUATEMALA				1,228,500	0.5
INDIA				4,906,198	2.2
INDONESIA				5,221,866	2.2
JAMAICA
2,700,000	g	Digicel Group Ltd	7.125%–8.250%, 09/30/20–04/01/22	2,325,500	1.0
				2,325,500	1.0
KAZAKHSTAN				1,589,738	0.7
LUXEMBOURG				1,101,125	0.5
MALAYSIA				879,091	0.4
MEXICO
2,450,000		BBVA Bancomer S.A.	5.350%–6.750%, 09/30/22–11/12/29	2,526,375	1.1
1,800,000	g	Cemex SAB de C.V.	7.750%, 04/16/26	1,921,500	0.8
2,350,000	g	Petroleos Mexicanos	3.500%–6.875%, 01/30/23–08/04/26	2,392,262	1.0
1,800,000	g	Sigma Alimentos S.A. de C.V.	4.125%, 05/02/26	1,804,248	0.8
		Other		9,196,651	3.8
				17,841,036	7.5
MOROCCO
2,300,000		OCP S.A.	4.500%–6.875%, 10/22/25–04/25/44	2,316,500	1.0
				2,316,500	1.0
NETHERLANDS
1,800,000	g	GTH Finance BV	7.250%, 04/26/23	1,801,134	0.8
				1,801,134	0.8

10	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund ■ April 30, 2016

					% of net
Principal		Issuer		Value	assets
NIGERIA
$2,300,000	g	Zenith Bank plc	6.250%, 04/22/19	$2,122,210	0.9%
				2,122,210	0.9
PERU
1,750,000	g	Union Andina de Cementos SAA	5.875%, 10/30/21	1,798,125	0.8
		Other		2,341,250	1.0
				4,139,375	1.8
RUSSIA				2,151,284	0.9
SINGAPORE				1,015,000	0.4
SOUTH AFRICA
2,200,000	g	Eskom Holdings SOC Ltd	5.750%, 01/26/21	2,076,765	0.9
2,300,000	g	Transnet SOC Ltd	4.000%, 07/26/22	2,103,469	0.9
		Other		2,111,549	0.9
				6,291,783	2.7
SRI LANKA
1,800,000	g	National Savings Bank	5.150%, 09/10/19	1,710,000	0.7
				1,710,000	0.7
TRINIDAD AND TOBAGO				774,001	0.3
TURKEY				8,867,972	3.9
UKRAINE				984,500	0.4
UNITED ARAB EMIRATES				1,244,232	0.5
UNITED KINGDOM				1,298,059	0.6
UNITED STATES				2,386,875	1.1
VENEZUELA				1,116,012	0.5
			TOTAL CORPORATE BONDS
			(Cost $99,115,355)	94,626,640	40.6
GOVERNMENT BONDS
ANGOLA
3,225,000	g	Republic of Angola	9.500%, 11/12/25	3,148,567	1.3
				3,148,567	1.3
ARGENTINA
2,725,000	g,h	Argentine Republic Government
		International Bond	6.875%, 04/22/21	2,808,113	1.2
1,625,000	g,h	Argentine Republic Government
		International Bond	7.500%, 04/22/26	1,649,375	0.7
		Other		2,588,786	1.1
				7,046,274	3.0
AZERBAIJAN
2,200,000	g	Southern Gas Corridor CJSC	6.875%, 03/24/26	2,261,050	1.0
				2,261,050	1.0

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	11

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2016

						% of net
Principal			Issuer		Value	assets
BRAZIL
BRL	7,150,000		Brazil Notas do Tesouro Nacional Serie F	10.000%, 01/01/21	$1,921,115	0.8%
	$2,760,000		Brazilian Government International Bond	4.250%, 01/07/25	2,562,660	1.1
	2,300,000		Brazilian Government International Bond	5.000%, 01/27/45	1,857,250	0.8
			Other		2,021,997	0.9
					8,363,022	3.6
COLOMBIA					1,394,250	0.6
COSTA RICA
	2,500,000	g	Costa Rica Government International Bond	7.158%, 03/12/45	2,331,250	1.0
					2,331,250	1.0
COTE D’IVOIRE					864,595	0.4
CROATIA
	1,915,000	g	Croatia Government International Bond	6.375%, 03/24/21	2,096,025	0.9
			Other		823,215	0.3
					2,919,240	1.2
DOMINICAN REPUBLIC
	2,225,000	g	Dominican Republic International Bond	5.500%, 01/27/25	2,225,000	1.0
			Other		1,816,603	0.7
					4,041,603	1.7
ECUADOR
	2,200,000	g	Ecuador Government International Bond	10.500%, 03/24/20	2,079,000	0.9
					2,079,000	0.9
EGYPT					1,454,700	0.6
EL SALVADOR
	2,000,000	g	El Salvador Government International Bond	7.650%, 06/15/35	1,790,000	0.8
					1,790,000	0.8
GHANA
	2,200,000	g	Republic of Ghana	8.125%, 01/18/26	1,738,440	0.7
					1,738,440	0.7
GREECE					973,994	0.4
GUATEMALA
	1,775,000	g	Guatemala Government Bond	4.500%, 05/03/26	1,761,688	0.8
			Other		1,354,812	0.6
					3,116,500	1.4
HUNGARY
	3,000,000		Hungary Government International Bond	5.750%, 11/22/23	3,393,750	1.5
					3,393,750	1.5
INDIA
INR	108,000,000		International Finance Corp	6.450%, 10/30/18	1,625,461	0.7
					1,625,461	0.7

12	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund ■ April 30, 2016

						% of net
Principal			Issuer		Value	assets
INDONESIA
	$2,355,000	g	Indonesia Government International Bond	3.375%, 04/15/23	$2,331,657	1.0%
	1,600,000	g	Republic of Indonesia	5.250%, 01/17/42	1,638,776	0.7
			Other		1,123,676	0.5
					5,094,109	2.2
JAMAICA
	1,675,000		Jamaica Government International Bond	7.875%, 07/28/45	1,742,000	0.7
			Other		1,025,000	0.4
					2,767,000	1.1
KAZAKHSTAN					1,363,818	0.6
MALAYSIA					1,141,303	0.5
MEXICO
MXN	32,540,000		Mexican Bonos	6.500%, 06/09/22	1,990,276	0.8
					1,990,276	0.8
MOROCCO
	$3,300,000	g	Morocco Government International Bond	4.250%, 12/11/22	3,411,375	1.5
					3,411,375	1.5
NAMIBIA
	2,225,000	g	Namibia International Bonds	5.250%, 10/29/25	2,186,864	0.9
					2,186,864	0.9
NIGERIA					1,398,360	0.6
PAKISTAN
	1,900,000	g	Pakistan Government International Bond	8.250%, 09/30/25	2,001,485	0.9
			Other		1,153,434	0.5
					3,154,919	1.4
PANAMA
	3,600,000		Panama Government International Bond	3.875%, 03/17/28	3,690,000	1.6
					3,690,000	1.6
PARAGUAY
	2,250,000	g	Republic of Paraguay	6.100%, 08/11/44	2,295,000	1.0
			Other		1,250,750	0.5
					3,545,750	1.5
PERU
	2,525,000		Peruvian Government International Bond	4.125%, 08/25/27	2,697,963	1.2
	2,500,000		Peruvian Government International Bond	5.625%, 11/18/50	2,893,750	1.2
			Other		1,480,898	0.6
					7,072,611	3.0
PHILIPPINES
PHP	72,000,000		Philippine Government International Bond	6.250%, 01/14/36	1,722,741	0.7
			Other		1,067,134	0.5
					2,789,875	1.2

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	13

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund ■ April 30, 2016

						% of net
Principal			Issuer		Value	assets
REPUBLIC OF SERBIA
	$3,225,000	g	Republic of Serbia	7.250%, 09/28/21	$3,653,274	1.6%
					3,653,274	1.6
RUSSIA
RUB	142,500,000		Russian Federal Bond - OFZ	7.000%, 08/16/23	1,999,809	0.9
	$1,570,000	g	Russian Foreign Bond - Eurobond	4.875%, 09/16/23	1,671,061	0.7
	1,600,000	g	Russian Foreign Bond - Eurobond	5.625%, 04/04/42	1,682,829	0.7
			Other		1,211,923	0.5
					6,565,622	2.8
SLOVENIA					423,356	0.2
SOUTH AFRICA
	1,900,000		South Africa Government International Bond	5.875%, 09/16/25	2,051,042	0.9
	2,515,000		South Africa Government
			International Bond	4.875%–6.250%, 03/09/20–03/08/41	2,600,236	1.1
			Other		1,118,766	0.5
					5,770,044	2.5
SRI LANKA
	1,850,000	g	Sri Lanka Government International Bond	6.850%, 11/03/25	1,821,591	0.8
			Other		1,104,128	0.5
					2,925,719	1.3
TUNISIA					2,123,389	0.9
TURKEY
	1,750,000		Turkey Government International Bond	6.625%, 02/17/45	2,067,450	0.9
	4,395,000		Turkey Government
			International Bond	4.875%–8.000%, 11/07/19–02/14/34	4,906,137	2.1
			Other		1,978,090	0.9
					8,951,677	3.9
UKRAINE
	2,327,718	g	Ukraine Government International Bond	7.750%, 09/01/19	2,246,713	1.0
	1,850,000	g	Ukraine Government International Bond	7.750%, 09/01/27	1,718,558	0.7
			Other		162,391	0.1
					4,127,662	1.8
UNITED ARAB EMIRATES
	2,000,000	g,h	Abu Dhabi Government International Bond	3.125%, 05/03/26	2,015,000	0.9
					2,015,000	0.9
URUGUAY
	2,200,000		Uruguay Government International Bond	5.100%, 06/18/50	2,062,500	0.9
			Other		1,363,094	0.6
					3,425,594	1.5
VENEZUELA
	6,330,000		Venezuela Government
			International Bond	7.750%–11.750%, 10/13/19–05/07/28	2,556,787	1.1
					2,556,787	1.1

14	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Debt Fund ■ April 30, 2016

				% of net
Principal	Issuer		Value	assets
VIETNAM			$1,356,247	0.6%
ZAMBIA			2,406,947	1.0
		TOTAL GOVERNMENT BONDS
		(Cost $135,188,341)	134,449,274	57.8
		TOTAL BONDS
		(Cost $234,303,696)	229,075,914	98.4

SHORT-TERM INVESTMENTS
UNITED STATES
$3,500,000	Federal National Mortgage Association (FNMA)	0.140%, 05/02/16	3,500,000	1.5
			3,500,000	1.5
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $3,499,986)	3,500,000	1.5

		TOTAL PORTFOLIO
		(Cost $237,803,682)	232,575,914	99.9
		OTHER ASSETS & LIABILITIES, NET	167,014	0.1
		NET ASSETS	$232,742,928	100.0%

Abbreviation(s):

BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2016, the aggregate value of these securities, including those in “Other,” amounted to $160,508,341 or 69.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments.

Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	15

Summary of market values by sector (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2016

		% of net
Sector	Value	assets
GOVERNMENT	$130,877,437	56.2%
FINANCIALS	27,780,541	11.9
UTILITIES	15,020,171	6.5
ENERGY	14,748,563	6.3
INDUSTRIALS	11,237,982	4.8
MATERIALS	9,471,842	4.1
TELECOMMUNICATION SERVICES	9,247,976	4.0
INFORMATION TECHNOLOGY	4,592,035	2.0
CONSUMER STAPLES	3,082,244	1.3
CONSUMER DISCRETIONARY	3,017,123	1.3
SHORT-TERM INVESTMENTS	3,500,000	1.5
OTHER ASSETS & LIABILITIES, NET	167,014	0.1
NET ASSETS	$232,742,928	100.0%

16	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2016

ASSETS
Portfolio investments, at value†	$232,575,914
Cash	48,738
Receivable from securities transactions	9,086,899
Receivable from Fund shares sold	434,518
Dividends and interest receivable	3,132,658
Due from affiliates	485
Other	2,287
Total assets	245,281,499
LIABILITIES
Management fees payable	13,927
Service agreement fee payable	90
Distribution fee payable	398
Due to affiliates	21,133
Payable for securities transactions	8,472,517
Payable for delayed delivery securities	3,848,710
Payable for Fund shares redeemed	30,787
Payable for trustee compensation	2,876
Unrealized depreciation on forward foreign currency contracts	92,762
Accrued expenses and other payables	55,371
Total liabilities	12,538,571
NET ASSETS	$232,742,928
NET ASSETS CONSIST OF:
Paid-in-capital	$239,370,772
Undistributed net investment income (loss)	2,329,148
Accumulated net realized gain (loss) on total investments	(3,650,900)
Net unrealized appreciation (depreciation) on total investments	(5,306,092)
NET ASSETS	$232,742,928
INSTITUTIONAL CLASS:
Net assets	$226,918,486
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	23,670,071
Net asset value per share	$9.59
ADVISOR CLASS:
Net assets	$107,210
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,180
Net asset value per share	$9.59
PREMIER CLASS:
Net assets	$980,415
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	102,284
Net asset value per share	$9.59

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	17

Statement of assets and liabilities (unaudited)	concluded

Emerging Markets Debt Fund ■ April 30, 2016

RETIREMENT CLASS:
Net assets	$3,351,764
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	349,799
Net asset value per share	$9.58
RETAIL CLASS:
Net assets	$1,385,053
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	144,543
Net asset value per share	$9.58
† Portfolio investments, cost	$237,803,682

18	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Statement of operations (unaudited)

Emerging Markets Debt Fund  ■  For the period ended April 30, 2016

INVESTMENT INCOME
Interest*	$7,403,961
Total income	7,403,961
EXPENSES
Management fees	587,660
Shareholder servicing — Institutional Class	424
Shareholder servicing — Advisor Class†	82
Shareholder servicing — Premier Class	56
Shareholder servicing — Retirement Class	3,182
Shareholder servicing — Retail Class	1,221
Distribution fees — Premier Class	697
Distribution fees — Retail Class	1,563
Administrative service fees	29,389
Trustees’ fees and expenses	912
Other expenses	108,737
Total expenses	733,923
Less: Expenses reimbursed by the investment adviser	(32,440)
Net expenses	701,483
Net Investment income (loss)	6,702,478
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(1,166,888)
Foreign currency transactions	(408,836)
Swap transactions	(121,963)
Net realized gain (loss) on total investments	(1,697,687)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	6,585,267
Forward foreign currency contracts	(92,762)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	24,195
Net change in unrealized appreciation (depreciation) on total investments	6,516,700
Net realized and unrealized gain (loss) on total investments	$4,819,013
Net increase (decrease) in net assets from operations	$11,521,491
* Net of foreign withholding taxes of unaffiliated issuers	$3,940
† Advisor Class commenced operations on December 4, 2015.

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	19

Statements of changes in net assets

Emerging Markets Debt Fund  ■  For the period or year ended

		April 30, 2016	October 31, 2015
		(unaudited )
OPERATIONS
Net investment income (loss)		$6,702,478	$10,963,147
Net realized gain (loss) on total investments		(1,697,687)	(3,513,996)
Net change in unrealized appreciation (depreciation) on total investments		6,516,700	(11,825,257)
Net increase (decrease) in net assets from operations		11,521,491	(4,376,106)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(5,523,814)	(8,103,477)
	Advisor Class†	(1,110)	—
	Premier Class	(24,123)	(34,818)
	Retirement Class	(61,428)	(68,959)
	Retail Class	(31,124)	(41,319)
Total distributions		(5,641,599)	(8,248,573)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	38,278,825	209,868,388
	Advisor Class†	99,983	—
	Retirement Class	1,181,879	1,486,120
	Retail Class	97,164	261,578
Reinvestments of distributions:	Institutional Class	14,921	530,552
	Premier Class	—	22,031
	Retirement Class	37,731	56,400
	Retail Class	7,681	28,670
Redemptions:	Institutional Class	(27,391,978)	(41,137,878)
	Retirement Class	(311,074)	(277,779)
	Retail Class	(12,440)	(61,178)
Net increase from shareholder transactions		12,002,692	170,776,904
Net increase in net assets		17,882,584	158,152,225
NET ASSETS
Beginning of period		214,860,344	56,708,119
End of period		$232,742,928	$214,860,344
Undistributed net investment income (loss) included in net assets		$2,329,148	$1,268,269

20	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

Statements of changes in net assets	concluded

Emerging Markets Debt Fund ■ For the period or year ended

		April 30, 2016	October 31, 2015
		(unaudited)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,194,935	21,436,059
	Advisor Class†	11,180	—
	Retirement Class	127,891	153,249
	Retail Class	10,669	26,767
Shares reinvested:	Institutional Class	1,633	55,058
	Premier Class	—	2,284
	Retirement Class	4,143	5,954
	Retail Class	845	2,996
Shares redeemed:	Institutional Class	(3,003,431)	(4,327,920)
	Retirement Class	(33,657)	(29,131)
	Retail Class	(1,396)	(6,357)
Net increase (decrease) from shareholder transactions		1,312,812	17,318,959

† Advisor Class commenced operations on December 4, 2015.

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	21

Financial highlights

Emerging Markets Debt Fund

			Selected per share data
				Gain (loss) from investment operations
						Net realized
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from
	period		value,	investment		gain (loss)	(loss) from	Net	Net
	or year		beginning	income		on total	investment	investment	realized
	ended		of period	(loss)	[a]	investments	operations	income	gains
Institutional Class
	4/30/16	#	$9.36	$0.29		$0.18	$0.47	$(0.24)	$—
	10/31/15		10.04	0.51		(0.83)	(0.32)	(0.36)	—
	10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—
Advisor Class
	4/30/16	†#	9.27	0.23		0.33	0.56	(0.24)	—
Premier Class
	4/30/16	#	9.35	0.28		0.20	0.48	(0.24)	—
	10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—
	10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—
Retirement Class
	4/30/16	#	9.35	0.27		0.19	0.46	(0.23)	—
	10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—
	10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—
Retail Class
	4/30/16	#	9.35	0.27		0.19	0.46	(0.23)	—
	10/31/15		10.04	0.48		(0.84)	(0.36)	(0.33)	—
	10/31/14	*	10.00	0.03		0.01	0.04	—	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 5.16%.
#	Unaudited.
*	The Fund commenced operations on September 26, 2014.
†	Advisor Class commenced operations on December 4, 2015.

22	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund	See notes to financial statements

				Ratios and supplemental data

					Ratios to average net assets
Total	Net asset			Net assets					Net
dividends	value,			at end of					investment		Portfolio
and	end of	Total		period (in	Gross		Net		income		turnover
distributions	period	return		thousands)	expense		expense		(loss)		rate

$(0.24)	$9.59	5.21%[b]		$226,918	0.68%[c]		0.65%[c]		6.28%[c]		62%[b]
(0.36)	9.36	(3.15)		210,295	0.66		0.65		5.35		115
—	10.04	0.40	[b]	53,371	8.89	[c]	0.65	[c]	4.07	[c]	3	[b]

(0.24)	9.59	6.18	be	107	0.89	[c]	0.80	[c]	6.21	[c]	62	[b]

(0.24)	9.59	5.25	[b]	980	0.84	[c]	0.80	[c]	6.13	[c]	62	[b]
(0.34)	9.35	(3.44)		957	0.86		0.80		5.09		115
—	10.04	0.40	[b]	1,004	10.26	[c]	0.80	[c]	3.70	[c]	3	[b]

(0.23)	9.58	5.09	[b]	3,352	0.94	[c]	0.90	[c]	6.05	[c]	62	[b]
(0.34)	9.35	(3.51)		2,351	0.94		0.90		5.09		115
—	10.04	0.40	[b]	1,218	10.22	[c]	0.90	[c]	3.70	[c]	3	[b]

(0.23)	9.58	5.05	[b]	1,385	1.13	[c]	1.00	[c]	5.93	[c]	62	[b]
(0.33)	9.35	(3.59)		1,257	0.97		0.97		4.96		115
—	10.04	0.40	[b]	1,114	10.33	[c]	1.00	[c]	3.53	[c]	3	[b]

See notes to financial statements	TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	23

Notes to financial statements (unaudited)

Emerging Markets Debt Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Emerging Markets Debt Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, the Fund made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

24	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	25

Notes to financial statements (unaudited)

are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of April 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

26	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

continued

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2016, there were no material transfers between levels by the Fund.

As of April 30, 2016, 100% of the value of investments in the Fund were valued based on Level 2 inputs

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

At April 30, 2016, the Fund has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Emerging Markets Debt Fund
Foreign exchange contracts			Forward foreign currency contracts	$(92,762)

For the period ended April 30, 2016, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)
Emerging Markets Debt Fund
Foreign exchange contracts	Forward foreign currency transactions	$—		$(92,762)
Credit contracts	Swaps transactions	(121,963)		—

Forward foreign currency contracts: The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. The Fund uses forward foreign currency contracts (“forwards”), including Non-Deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	27

Notes to financial statements (unaudited)

currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statement of Assets and Liabilities. The Fund realizes gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities. During the period ended the Fund had exposure to forwards, based on underlying nominal values, generally between 0% and 1%.

At April 30, 2016 the Emerging Markets Debt Fund held the following open forward contracts:

Counterparty	Contract settlement date	Receive		Deliver	Unrealized appreciation (depreciation )
Bank of America	7/14/2016	$1,100,000	MXN	19,956,750	$(51,915)
Bank of America	1/17/2017	$1,000,000	CNH	6,853,000	(40,847)
Total					$(92,762)

Abbreviation(s):

CNH	Chinese Yuan
MXN	Mexican Peso

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.47% and 0.55% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The investment management fee effective rate is 0.55%. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets

28	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

continued

attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.65% of the average daily net assets for the Institutional Class shares; 0.80% of average daily net assets for Advisor Class shares; 0.80% of average daily net assets for Premier Class shares; 0.90% of average daily net assets for Retirement Class shares; and 1.00% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least February 28, 2017, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Fund, TIAA, an affiliate, invested in the Fund. During the period ended April 30, 2016, TIAA received total proceeds of $8,100,000 from redemptions. The following is the percentage of the Fund’s shares owned by affiliates as of April 30, 2016:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	Total
Emerging Markets Debt	1%	93%	94%

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	29

Notes to financial statements (unaudited)

Net unrealized appreciation (depreciation): At April 30, 2016, the cost of portfolio investments for federal income tax purposes was $238,211,018. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $(5,635,104), consisting of gross unrealized appreciation of $5,302,757, and gross unrealized depreciation of $(10,937,861).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended April 30, 2016 were $146,518,735 and $130,794,343, respectively.

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2015 consisted of $8,248,573 of ordinary income.

The tax character of the fiscal year 2016 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2016, there were no borrowings under this credit facility by the Fund.

Note 9—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are

30	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

concluded

indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	31

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Emerging Markets Debt Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to the TIAA-CREF Emerging Markets Debt Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are independent persons under the 1940 Act.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewal. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

32	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge also compared this data, as relevant, for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from TAI or the Board, and, in the case of the investment performance data, against an appropriate broad-based benchmark index. In each case, Broadridge summarized and the Board reviewed the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe identified by Broadridge (and not TAI or the Board).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of the Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. The Trustees met in private sessions at which no TAI representatives were present to discuss the proposed renewal of the Agreement for the Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding the Fund’s performance and the Board considered that the evaluation of TAI’s services to the Fund is an ongoing one.

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested, on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge, as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of the Fund since it had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	33

Renewal of investment management agreement (unaudited)

year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of TAI; (8) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers to comparable mutual funds; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to

34	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

continued

renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Board also considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; coordinating the activities of the Fund’s other service providers; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner. The Board also considered that TAI has committed significant resources to supporting the series of the Trust, including the Fund. It also considered TAI’s compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund, over the one-year and since-inception periods, as indicated in the synopsis below. The Board considered the Fund’s performance as compared to its peer group, peer universe and its benchmark index. The Board also reviewed the performance of the Fund before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	35

Renewal of investment management agreement (unaudited)

litigation on the Fund’s performance as compared to the performance of its benchmark index. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2015. The Board considered TAI’s profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate which permits TAI to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial risk TAI assumes. The Board considered that TAI had incurred a net loss with respect to the Fund under the Agreement for the one-year period ended December 31, 2015.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged to most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the Fund’s management fee breakpoints would have a material effect on its fees. The Board considered, in connection with the

36	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

continued

supporting Broadridge reports, TAI’s representation that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds and also considered that TAI had operated the Fund at a loss in 2015. Based on all factors considered, the Board concluded that the Fund’s fee schedule was reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliate, TIAA-CREF Investment Management, LLC, provide similar investment management services to other private funds and foreign funds (UCITs) that may have similar investment strategies as the Fund. In the future, TAI may manage client assets through additional funds and accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to the other private funds and UCITs that are managed using similar investment strategies. They also considered TAI’s disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Funds’ strategies. The Board also considered TAI’s representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other funds and accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these funds share resources and/or personnel. TAI and the Fund may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Fund may be utilized as an investment option for other products and businesses of TAI and its affiliates, such as variable products, funds of funds and 529 education savings plans.

TIAA-CREF Emerging Markets Debt Fund ■ 2016 Semiannual Report	37

Renewal of investment management agreement (unaudited)	concluded

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2015.

•	The Fund’s annual contractual management fee rate is 0.55% of average daily net assets with breakpoints.
•	The Fund’s total expenses and contractual management fees were in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Broadridge for expense comparison purposes (“Expense Universe”). The Fund’s actual management fees were in the 2nd quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes, for the one-year and since-inception periods, respectively, and in the 3rd quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes for both the one-year and since-inception periods.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

38	2016 Semiannual Report ■ TIAA-CREF Emerging Markets Debt Fund

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.7%
81,558		Lear Corp	$9,389,772
39	*,e	Tesla Motors, Inc	9,390
19,750		Thor Industries, Inc	1,264,395
38,468		Visteon Corp	3,064,746
		TOTAL AUTOMOBILES & COMPONENTS	13,728,303

CAPITAL GOODS - 8.4%
112,429		3M Co	18,818,366
84,991		Allison Transmission Holdings, Inc	2,448,591
2,023	*	Babcock & Wilcox Enterprises, Inc	46,225
183,361		Boeing Co	24,717,063
166,888		BWX Technologies, Inc	5,572,390
218,945	*	HD Supply Holdings, Inc	7,505,435
135,899		Honeywell International, Inc	15,529,179
61,560		Huntington Ingalls	8,912,041
128,132		Illinois Tool Works, Inc	13,392,357
69,914		Lockheed Martin Corp	16,246,615
249,190		Masco Corp	7,652,625
46,483		Northrop Grumman Corp	9,587,584
196,219		Paccar, Inc	11,559,261
297,787	*	Quanta Services, Inc	7,063,508
10,090		Rockwell Automation, Inc	1,144,912
167,136	*	Spirit Aerosystems Holdings, Inc (Class A)	7,880,462
88,372	*	United Rentals, Inc	5,914,738
186,572	*	USG Corp	5,039,310
24,684		Valmont Industries, Inc	3,465,140
		TOTAL CAPITAL GOODS	172,495,802

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
124,007	*	Clean Harbors, Inc	6,125,946
291,391		Pitney Bowes, Inc	6,110,469
255,612		R.R. Donnelley & Sons Co	4,447,649
81,623		Robert Half International, Inc	3,126,977
61,769		Waste Management, Inc	3,631,399
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,442,440

CONSUMER DURABLES & APPAREL - 2.2%
41,458		Carter’s, Inc	4,422,325
242,258		DR Horton, Inc	7,282,275
107,730		Hasbro, Inc	9,118,267
135,690		Leggett & Platt, Inc	6,688,160
163,272	*	Michael Kors Holdings Ltd	8,434,632
173,584		Nike, Inc (Class B)	10,231,041
		TOTAL CONSUMER DURABLES & APPAREL	46,176,700
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.8%
165,922		ARAMARK Holdings Corp	$5,560,046
149,161		Brinker International, Inc	6,909,138
91,661		Extended Stay America, Inc	1,434,495
111,959		H&R Block, Inc	2,266,050
35,440		Las Vegas Sands Corp	1,600,116
10,978	e	Marriott International, Inc (Class A)	769,448
157,489		McDonald’s Corp	19,920,783
143,731	*	ServiceMaster Global Holdings, Inc	5,507,772
125,469		Six Flags Entertainment Corp	7,534,413
261,682		Starbucks Corp	14,714,379
33,195		Starwood Hotels & Resorts Worldwide, Inc	2,718,007
117,141		Wyndham Worldwide Corp	8,311,154
431		Yum! Brands, Inc	34,290
		TOTAL CONSUMER SERVICES	77,280,091

DIVERSIFIED FINANCIALS - 3.1%
90,199		American Express Co	5,901,721
72,042		Ameriprise Financial, Inc	6,908,828
3,289		Charles Schwab Corp	93,440
28,430		Eaton Vance Corp	981,688
30,414		Factset Research Systems, Inc	4,584,910
53,480		Federated Investors, Inc (Class B)	1,689,968
38,481		IntercontinentalExchange Group, Inc	9,236,594
43,455		Invesco Ltd	1,347,540
170,000		iShares Russell 1000 Growth Index Fund	16,804,500
51,195		Lazard Ltd (Class A)	1,845,580
61,521		Moody’s Corp	5,888,790
114,270		T Rowe Price Group, Inc	8,603,388
		TOTAL DIVERSIFIED FINANCIALS	63,886,947

ENERGY - 0.3%
92,105	*	FMC Technologies, Inc	2,808,281
36,236		Marathon Petroleum Corp	1,416,103
13,745		Tesoro Corp	1,095,339
		TOTAL ENERGY	5,319,723

FOOD & STAPLES RETAILING - 2.3%
44,473		Costco Wholesale Corp	6,587,785
271,981		CVS Health Corp	27,334,091
379,436		Kroger Co	13,428,240
		TOTAL FOOD & STAPLES RETAILING	47,350,116

FOOD, BEVERAGE & TOBACCO - 8.5%
473,147		Altria Group, Inc	29,671,048
4,673		Brown-Forman Corp (Class B)	450,103
129,673		Campbell Soup Co	8,002,121
646,822		Coca-Cola Co	28,977,626
45,282		Coca-Cola Enterprises, Inc	2,376,399
19,919		Constellation Brands, Inc (Class A)	3,108,559
116,214		Dr Pepper Snapple Group, Inc	10,565,015
225,733		General Mills, Inc	13,846,462
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,876		Hershey Co	$826,444
60,751		Ingredion, Inc	6,991,833
135,703		Kellogg Co	10,423,348
32,960		Kraft Heinz Co	2,573,187
321,362		PepsiCo, Inc	33,087,432
96,178		Philip Morris International, Inc	9,436,985
41,027	e	Pilgrim’s Pride Corp	1,104,037
119,473		Reynolds American, Inc	5,925,861
98,344		Tyson Foods, Inc (Class A)	6,473,002
		TOTAL FOOD, BEVERAGE & TOBACCO	173,839,462

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
19,345		AmerisourceBergen Corp	1,646,260
67,134		Baxter International, Inc	2,968,666
144,540		Cardinal Health, Inc	11,340,608
118,290	*	Centene Corp	7,329,248
49,864		Cigna Corp	6,908,159
97,901	*	DaVita, Inc	7,234,884
76,963	*	Express Scripts Holding Co	5,674,482
87,001	*	HCA Holdings, Inc	7,014,021
28,248	*	Hologic, Inc	948,850
95,407	*	LifePoint Health, Inc	6,445,697
33,626		McKesson Corp	5,643,115
34,644	*	Premier, Inc	1,171,314
149,644		Resmed, Inc	8,350,135
166,457	*	Tenet Healthcare Corp	5,275,022
231,176		UnitedHealth Group, Inc	30,441,256
76,584	*	VCA Antech, Inc	4,822,494
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	113,214,211

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
63,218		Colgate-Palmolive Co	4,483,420
97,365	*,e	Herbalife Ltd	5,642,302
16,552		Kimberly-Clark Corp	2,072,145
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	12,197,867

INSURANCE - 0.6%
3,342		Aon plc	351,311
27,947	*	Berkshire Hathaway, Inc (Class B)	4,065,730
121,188		Marsh & McLennan Cos, Inc	7,653,022
		TOTAL INSURANCE	12,070,063

MATERIALS - 4.4%
8,837		Aptargroup, Inc	671,612
106,555	*	Crown Holdings, Inc	5,643,153
68,674		Dow Chemical Co	3,612,939
96,399		Eastman Chemical Co	7,362,956
49,081		EI du Pont de Nemours & Co	3,234,929
436,480		Graphic Packaging Holding Co	5,796,454
348,918		Huntsman Corp	5,491,969
254,881		International Paper Co	11,028,701
154,448		LyondellBasell Industries AF S.C.A	12,768,216
64,849		Monsanto Co	6,075,054
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

332,157	*	Owens-Illinois, Inc	$6,131,618
137,896		Packaging Corp of America	8,946,693
186,037		Sealed Air Corp	8,810,712
192,472		Steel Dynamics, Inc	4,852,219
		TOTAL MATERIALS	90,427,225

MEDIA - 5.3%
56,521		CBS Corp (Class B)	3,160,089
431,963		Comcast Corp (Class A)	26,246,072
13,523	*	Discovery Communications, Inc (Class A)	369,313
1,788		Interpublic Group of Cos, Inc	41,017
136,956	*	MSG Networks, Inc	2,340,578
133,132		Omnicom Group, Inc	11,045,962
45,700	e	Regal Entertainment Group (Class A)	952,845
71,180		Scripps Networks Interactive (Class A)	4,438,073
68,622	*	Starz-Liberty Capital	1,867,205
54,916		Time Warner Cable, Inc	11,648,233
128,459		Time Warner, Inc	9,652,409
100,054		Twenty-First Century Fox, Inc	3,027,634
17,178		Twenty-First Century Fox, Inc (Class B)	517,401
112,729		Viacom, Inc (Class B)	4,610,616
275,022		Walt Disney Co	28,398,772
		TOTAL MEDIA	108,316,219

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
276,040		AbbVie, Inc	16,838,440
19,933	*	Alexion Pharmaceuticals, Inc	2,776,268
27,065	*	Allergan plc	5,861,196
159,317		Amgen, Inc	25,219,881
56,913	*	Biogen Idec, Inc	15,650,506
3,485	*	BioMarin Pharmaceutical, Inc	295,110
225,798		Bristol-Myers Squibb Co	16,298,100
122,075	*	Celgene Corp	12,623,776
69,875	*	Charles River Laboratories International, Inc	5,538,991
101,712		Eli Lilly & Co	7,682,307
303,661		Gilead Sciences, Inc	26,785,937
64,875	*	Jazz Pharmaceuticals plc	9,776,663
135,664		Johnson & Johnson	15,205,221
7,336	*	Medivation, Inc	424,021
194,679		Merck & Co, Inc	10,676,196
7,258	*	Regeneron Pharmaceuticals, Inc	2,734,161
1,854	*	United Therapeutics Corp	195,041
19,162	*	Vertex Pharmaceuticals, Inc	1,616,123
11,317	*	Waters Corp	1,473,021
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	177,670,959

REAL ESTATE - 1.8%
41,001		American Tower Corp	4,300,185
9,464	*	CBRE Group, Inc	280,418
152,986		Columbia Property Trust, Inc	3,411,588
92,366		Crown Castle International Corp	8,024,758
43,115		Digital Realty Trust, Inc	3,793,258
339		Equinix, Inc	111,989
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,915		Equity Lifestyle Properties, Inc	$610,588
274		Gaming and Leisure Properties, Inc	8,984
10,090		Public Storage, Inc	2,470,133
43,259		Simon Property Group, Inc	8,702,413
77,864		Tanger Factory Outlet Centers, Inc	2,731,469
88,124		Weyerhaeuser Co	2,830,543
		TOTAL REAL ESTATE	37,276,326

RETAILING - 8.0%
17,753		Aaron’s, Inc	465,306
72,016	*	Amazon.com, Inc	47,501,034
1,514	*	AutoZone, Inc	1,158,558
54,132	*	Bed Bath & Beyond, Inc	2,556,113
13,119		Dillard’s, Inc (Class A)	924,234
5,378		Dollar General Corp	440,512
182,800	e	Gap, Inc	4,237,304
76,441		Genuine Parts Co	7,336,043
326,400	*	Groupon, Inc	1,181,568
285,609		Home Depot, Inc	38,240,189
34,187		L Brands, Inc	2,676,500
40,296	*	Liberty Interactive Corp	1,055,755
110,863	*	LKQ Corp	3,553,159
169,094		Lowe’s Companies, Inc	12,854,526
68,374		Macy’s, Inc	2,706,927
52,449	*	NetFlix, Inc	4,721,983
6,357	*	O’Reilly Automotive, Inc	1,669,857
9,137	*	Priceline.com, Inc	12,277,021
97,888		Ross Stores, Inc	5,558,081
27,047		Target Corp	2,150,236
116,841		TJX Companies, Inc	8,858,885
47,541	*	Urban Outfitters, Inc	1,441,443
		TOTAL RETAILING	163,565,234

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
40,048		Broadcom Ltd	5,836,996
289,055		Intel Corp	8,752,585
31,067		Kla-Tencor Corp	2,172,826
55,764		Lam Research Corp	4,260,370
6,057		Linear Technology Corp	269,415
269,070	*	Micron Technology, Inc	2,892,502
395,492	*	ON Semiconductor Corp	3,745,309
11,657		Qualcomm, Inc	588,912
326,622		Texas Instruments, Inc	18,630,519
148,822		Xilinx, Inc	6,411,252
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	53,560,686

SOFTWARE & SERVICES - 18.6%
106,477		Accenture plc	12,023,383
28,744	*	Adobe Systems, Inc	2,708,260
45,530	*	Alliance Data Systems Corp	9,256,704
55,412	*	Alphabet, Inc (Class A)	39,225,047
56,547	*	Alphabet, Inc (Class C)	39,187,636
13,158		Automatic Data Processing, Inc	1,163,693
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

121,788	*	Citrix Systems, Inc	$9,967,130
31,354	*	Cognizant Technology Solutions Corp (Class A)	1,830,133
535,046	*	eBay, Inc	13,071,174
402,149	*	Facebook, Inc	47,284,679
145,924	*	First American Corp	5,177,384
113,460	*	Fiserv, Inc	11,087,311
14,685	*	GoDaddy, Inc	445,983
145,154		International Business Machines Corp	21,183,775
39,526		Leidos Holdings, Inc	1,960,885
175,294		Mastercard, Inc (Class A)	17,001,765
1,020,698		Microsoft Corp	50,902,209
238,068		Oracle Corp	9,489,390
21,355		Paychex, Inc	1,113,023
69,287	*	PayPal Holdings, Inc	2,714,665
258,849	*,e	Rackspace Hosting, Inc	5,919,877
242,467		Sabre Corp	7,019,420
100,315	*	Salesforce.com, Inc	7,603,877
23,666	*	Teradata Corp	598,750
149,318		Total System Services, Inc	7,636,123
4,686	*	Twitter, Inc	68,509
96,321	*	Vantiv, Inc	5,253,347
131,487	*	VeriFone Systems, Inc	3,742,120
92,496	*,e	VeriSign, Inc	7,991,654
311,024		Visa, Inc (Class A)	24,023,494
470,889		Western Union Co	9,417,780
71,063	*	WEX, Inc	6,714,743
		TOTAL SOFTWARE & SERVICES	382,783,923

TECHNOLOGY HARDWARE & EQUIPMENT – 6.9%
29,161		Amphenol Corp (Class A)	1,628,059
1,183,853		Apple, Inc	110,974,380
240,248	*	ARRIS International plc	5,470,447
82,628	*	F5 Networks, Inc	8,655,283
182,722		Ingram Micro, Inc (Class A)	6,386,134
128,485		Motorola, Inc	9,660,787
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	142,775,090

TELECOMMUNICATION SERVICES - 2.7%
265,150		AT&T, Inc	10,293,123
867,334		Verizon Communications, Inc	44,181,994
		TOTAL TELECOMMUNICATION SERVICES	54,475,117

TRANSPORTATION - 3.3%
85,891		Alaska Air Group, Inc	6,049,303
244,138		American Airlines Group, Inc	8,469,147
3,890		CH Robinson Worldwide, Inc	276,074
260,207		Delta Air Lines, Inc	10,842,826
7,910		FedEx Corp	1,306,020
191,742	*	JetBlue Airways Corp	3,794,574
184,131		Southwest Airlines Co	8,214,084
101,294		Union Pacific Corp	8,835,876
155,636	*	United Continental Holdings, Inc	7,129,685
119,165		United Parcel Service, Inc (Class B)	12,520,666
		TOTAL TRANSPORTATION	67,438,255

		TOTAL COMMON STOCKS	2,039,290,759
		(Cost $1,722,491,930)
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 0.2%
$4,450,000		Federal National Mortgage Association (FNMA)	0.140%	05/02/16	$4,450,000
		TOTAL GOVERNMENT AGENCY DEBT			4,450,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
21,742,240	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			21,742,240
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			21,742,240

		TOTAL SHORT-TERM INVESTMENTS			26,192,240
		(Cost $26,192,223)
		TOTAL INVESTMENTS - 100.7%			2,065,482,999
		(Cost $1,748,684,153)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(14,889,132)
		NET ASSETS - 100.0%			$2,050,593,867

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,724,745.
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.4%
242,424		Ford Motor Co	$3,287,270
81,424		General Motors Co	2,589,283
66,000		Goodyear Tire & Rubber Co	1,912,020
4,000		Lear Corp	460,520
		TOTAL AUTOMOBILES & COMPONENTS	8,249,093

BANKS - 9.9%
1,523,224		Bank of America Corp	22,178,141
36,800		Bank of Hawaii Corp	2,517,488
75,750		BankUnited	2,613,375
77,224		BB&T Corp	2,732,185
453,224		Citigroup, Inc	20,975,207
14,224		Citizens Financial Group, Inc	325,018
68,000		Comerica, Inc	3,019,200
36,800		Commerce Bancshares, Inc	1,722,976
80,000		East West Bancorp, Inc	2,999,200
42,424		Fifth Third Bancorp	776,783
55,555		First Republic Bank	3,906,628
44,224		Huntington Bancshares, Inc	444,893
733,890		JPMorgan Chase & Co	46,381,848
14,124		M&T Bank Corp	1,671,152
73,800		PacWest Bancorp	2,950,524
77,224		PNC Financial Services Group, Inc	6,778,723
20,000		Popular, Inc	594,400
24,224		Regions Financial Corp	227,221
21,890	*,n	Signature Bank	3,017,099
169,900		SunTrust Banks, Inc	7,091,626
31,800	*,n	SVB Financial Group	3,316,104
151,000		Synovus Financial Corp	4,705,160
177,724		US Bancorp	7,587,038
1,006,389		Wells Fargo & Co	50,299,322
14,224		Zions Bancorporation	391,445
		TOTAL BANKS	199,222,756

CAPITAL GOODS - 8.6%
88,000	*	Aecom Technology Corp	2,859,120
45,000		AGCO Corp	2,406,150
50,000		Air Lease Corp	1,524,000
30,800		Allegion plc	2,015,860
68,000	*	Babcock & Wilcox Enterprises, Inc	1,553,800
96,981		BWX Technologies, Inc	3,238,196
95,750		Caterpillar, Inc	7,441,690
7,224		Chicago Bridge & Iron Co NV	290,766
25,000	*	Colfax Corp	810,750
16,600		Crane Co	922,462
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,000		Cummins, Inc	$1,053,270
42,424		Danaher Corp	4,104,522
18,000	e	Donaldson Co, Inc	588,240
60,000		Dover Corp	3,942,000
74,224		Eaton Corp	4,696,153
54,000		Fluor Corp	2,951,640
41,500		Fortune Brands Home & Security, Inc	2,299,515
45,000	e	GATX Corp	2,067,300
36,800		General Dynamics Corp	5,171,136
1,647,224	n	General Electric Co	50,652,138
13,000		Honeywell International, Inc	1,485,510
10,000		Hubbell, Inc	1,057,600
9,000		IDEX Corp	737,100
47,500		Ingersoll-Rand plc	3,113,150
30,000		ITT Corp	1,151,100
25,000	*	Jacobs Engineering Group, Inc	1,114,500
23,100		Lockheed Martin Corp	5,367,978
6,800		MSC Industrial Direct Co (Class A)	527,000
47,750		Northrop Grumman Corp	9,848,915
33,999		Orbital ATK, Inc	2,957,913
16,000	e	Oshkosh Truck Corp	781,600
63,839	n	Owens Corning, Inc	2,941,063
14,724		Parker Hannifin Corp	1,708,278
35,724		Pentair plc	2,074,850
11,424	*	Quanta Services, Inc	270,977
81,380		Raytheon Co	10,282,363
8,200		Regal-Beloit Corp	528,244
3,000		Roper Industries, Inc	528,270
18,000		Snap-On, Inc	2,867,040
14,992	*	Spirit Aerosystems Holdings, Inc (Class A)	706,873
61,800		Stanley Works	6,916,656
54,500		Terex Corp	1,302,005
15,000		Timken Co	534,450
44,224		United Technologies Corp	4,615,659
13,000		Valmont Industries, Inc	1,824,940
24,903	*	WESCO International, Inc	1,464,047
39,000		Xylem, Inc	1,629,420
		TOTAL CAPITAL GOODS	168,926,209

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
17,724	*	Clean Harbors, Inc	875,566
16,390		Equifax, Inc	1,970,897
54,000		Nielsen NV	2,815,560
24,224		Pitney Bowes, Inc	507,977
57,224		R.R. Donnelley & Sons Co	995,698
63,800		Republic Services, Inc	3,003,066
54,000		Waste Connections, Inc	3,633,120
47,724		Waste Management, Inc	2,805,694
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,607,578

CONSUMER DURABLES & APPAREL - 1.8%
93,800		Coach, Inc	3,777,326
66,000		DR Horton, Inc	1,983,960
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

157,000	*,e	GoPro, Inc	$1,984,480
165,394	n	Hanesbrands, Inc	4,801,388
5,000		Hasbro, Inc	423,200
45,000	e	Lennar Corp (Class A)	2,038,950
155,750		Mattel, Inc	4,842,268
111,900		Newell Rubbermaid, Inc	5,095,926
30,700		Phillips-Van Heusen Corp	2,934,920
72,224		Pulte Homes, Inc	1,328,199
32,800		Ralph Lauren Corp	3,057,288
33,000	e	Tupperware Corp	1,916,310
11,300	*	Vista Outdoor, Inc	542,174
8,574		Whirlpool Corp	1,493,076
		TOTAL CONSUMER DURABLES & APPAREL	36,219,465

CONSUMER SERVICES - 1.0%
79,724		Carnival Corp	3,910,462
63,900		Darden Restaurants, Inc	3,977,775
46,800	*	Hyatt Hotels Corp	2,240,784
18,000		International Game Technology plc	312,120
213,800	*	MGM Resorts International	4,553,940
61,800	*,n	Norwegian Cruise Line Holdings Ltd	3,021,402
12,424		Royal Caribbean Cruises Ltd	961,618
193,000		Sands China Ltd	687,600
		TOTAL CONSUMER SERVICES	19,665,701

DIVERSIFIED FINANCIALS - 5.7%
64,124		American Express Co	4,195,633
64,224		Bank of New York Mellon Corp	2,584,374
16,500		BlackRock, Inc	5,879,445
121,000		Capital One Financial Corp	8,759,190
30,000		Charles Schwab Corp	852,300
31,424		CME Group, Inc	2,888,180
20,000	e	Consumer Discretionary Select Sector SPDR Fund	1,583,000
27,124		Discover Financial Services	1,526,267
14,500	*	E*TRADE Financial Corp	365,110
47,224		Franklin Resources, Inc	1,763,344
82,500		Goldman Sachs Group, Inc	13,539,075
6,424		IntercontinentalExchange Group, Inc	1,541,953
12,424		Invesco Ltd	385,268
328,000		Morgan Stanley	8,875,680
22,300		NASDAQ OMX Group, Inc	1,376,133
154,000		Navient Corp	2,105,180
39,724		Northern Trust Corp	2,823,582
308,000	e	PowerShares QQQ Trust Series	32,561,760
42,400	e	SPDR Dow Jones Industrial Average ETF Trust	7,529,816
33,000	e	SPDR Trust Series 1	6,807,900
127,724	*	Synchrony Financial	3,904,523
5,000		Voya Financial, Inc	162,350
		TOTAL DIVERSIFIED FINANCIALS	112,010,063

ENERGY - 13.2%
128,000		Anadarko Petroleum Corp	6,753,280
5,000	*	Antero Resources Corp	141,500
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

41,424		Apache Corp	$2,253,465
138,000		Baker Hughes, Inc	6,673,680
311,424		Chevron Corp	31,821,304
69,900	*,n	Concho Resources, Inc	8,120,283
177,224		ConocoPhillips	8,469,535
131,000	*,n	Continental Resources, Inc	4,881,060
178,900	*,n	Devon Energy Corp	6,204,252
2,500	*	Diamondback Energy, Inc	216,450
21,000	*	Dril-Quip, Inc	1,361,220
18,300		Energen Corp	777,567
131,000		EOG Resources, Inc	10,823,220
61,300	n	EQT Corp	4,297,130
637,724		Exxon Mobil Corp	56,374,802
27,724	*	FMC Technologies, Inc	845,305
112,424		Halliburton Co	4,644,235
128,900		Hess Corp	7,685,018
341,300		Kinder Morgan, Inc	6,061,488
238,000	*	Kosmos Energy LLC	1,542,240
117,724		Marathon Oil Corp	1,658,731
72,500		Marathon Petroleum Corp	2,833,300
9,524	e	Murphy Oil Corp	340,388
283,800	n	Nabors Industries Ltd	2,781,240
50,000	*	Newfield Exploration Co	1,812,500
47,324		Noble Energy, Inc	1,708,870
147,224		Occidental Petroleum Corp	11,284,720
23,000	e	Oneok, Inc	831,450
136,000	n	Patterson-UTI Energy, Inc	2,686,000
93,000		Phillips 66	7,636,230
24,224		Pioneer Natural Resources Co	4,023,606
154,000		Questar Market Resources, Inc	2,761,220
31,224	e	Range Resources Corp	1,377,291
118,000	*	Rice Energy, Inc	2,042,580
139,259	e	RPC, Inc	2,105,596
201,204		Schlumberger Ltd	16,164,729
43,735	e	SM Energy Co	1,362,783
154,000		Spectra Energy Corp	4,815,580
93,000		Superior Energy Services	1,567,980
56,982		Targa Resources Investments, Inc	2,305,492
69,900	n	Tesoro Corp	5,570,331
155,000	n	Valero Energy Corp	9,124,850
43,800		World Fuel Services Corp	2,046,774
253,088	*	WPX Energy, Inc	2,444,830
		TOTAL ENERGY	261,234,105

FOOD & STAPLES RETAILING - 1.7%
13,800		Costco Wholesale Corp	2,044,194
51,750		CVS Health Corp	5,200,875
47,224		Sysco Corp	2,175,610
106,750		Walgreens Boots Alliance, Inc	8,463,140
191,224		Wal-Mart Stores, Inc	12,787,149
103,800		Whole Foods Market, Inc	3,018,504
		TOTAL FOOD & STAPLES RETAILING	33,689,472
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.7%
101,750		Altria Group, Inc	$6,380,742
7,224		Archer Daniels Midland Co	288,527
44,224		Campbell Soup Co	2,729,063
70,500		ConAgra Foods, Inc	3,141,480
18,380		Constellation Brands, Inc (Class A)	2,868,383
76,800	n	Hormel Foods Corp	2,960,640
38,000		Ingredion, Inc	4,373,420
21,000		J.M. Smucker Co	2,666,580
31,424		Kellogg Co	2,413,677
31,000		Molson Coors Brewing Co (Class B)	2,964,530
311,000		Mondelez International, Inc	13,360,560
13,890	*	Monster Beverage Corp	2,003,216
139,724		Philip Morris International, Inc	13,709,719
86,300	e,n	Pilgrim’s Pride Corp	2,322,333
61,000	n	Reynolds American, Inc	3,025,600
3,712		Snyder’s-Lance, Inc	118,673
113,500		Tyson Foods, Inc (Class A)	7,470,570
		TOTAL FOOD, BEVERAGE & TOBACCO	72,797,713

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
336,000		Abbott Laboratories	13,070,400
24,724		Aetna Inc	2,775,763
40,250		Anthem, Inc	5,665,993
14,224		Baxter International, Inc	628,985
236,000	*	Boston Scientific Corp	5,173,120
42,500		Cardinal Health, Inc	3,334,550
37,500	*	Centene Corp	2,323,500
20,890		Cigna Corp	2,894,101
4,424	*	DaVita, Inc	326,934
46,800		DENTSPLY SIRONA, Inc	2,789,280
14,224	*	Express Scripts Holding Co	1,048,736
93,500	*	HCA Holdings, Inc	7,537,970
23,999		Humana, Inc	4,249,503
37,000	*,n	LifePoint Health, Inc	2,499,720
291,000		Medtronic plc	23,032,650
24,424		Quest Diagnostics, Inc	1,835,952
22,424		Stryker Corp	2,444,440
9,300		Teleflex, Inc	1,448,754
2,424		UnitedHealth Group, Inc	319,192
36,389	n	Universal Health Services, Inc (Class B)	4,864,482
7,724		Zimmer Holdings, Inc	894,207
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	89,158,232

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
21,800	n	Clorox Co	2,730,014
39,000		Energizer Holdings, Inc	1,696,110
2,100	*,e	Herbalife Ltd	121,695
38,000		Kimberly-Clark Corp	4,757,220
8,880	e	Nu Skin Enterprises, Inc (Class A)	362,037
424,224		Procter & Gamble Co	33,988,827
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	43,655,903
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 5.0%
74,724		Allstate Corp	$4,860,796
28,890		American Financial Group, Inc	1,996,588
177,224		American International Group, Inc	9,892,644
38,000		Amtrust Financial Services, Inc	944,300
205,724	*	Berkshire Hathaway, Inc (Class B)	29,928,727
49,724		Chubb Ltd	5,860,471
44,424		Cincinnati Financial Corp	2,932,428
29,390		Everest Re Group Ltd	5,434,211
28,000		Hanover Insurance Group, Inc	2,401,280
90,000		Hartford Financial Services Group, Inc	3,994,200
128,900	n	Lincoln National Corp	5,600,705
1,395	*	Markel Corp	1,254,259
7,124		Marsh & McLennan Cos, Inc	449,881
77,224		MetLife, Inc	3,482,802
155,500		Old Republic International Corp	2,875,195
12,424		Principal Financial Group	530,256
38,000		ProAssurance Corp	1,813,740
84,124		Progressive Corp	2,742,442
74,224		Prudential Financial, Inc	5,762,751
13,800		Reinsurance Group of America, Inc (Class A)	1,314,036
21,000		RenaissanceRe Holdings Ltd	2,329,110
14,224		Travelers Cos, Inc	1,563,218
25,800		Validus Holdings Ltd	1,189,122
3,900		Willis Towers Watson plc	487,110
		TOTAL INSURANCE	99,640,272

MATERIALS - 4.1%
51,500		Albemarle Corp	3,407,240
157,724		Alcoa, Inc	1,761,777
103,800	e	Allegheny Technologies, Inc	1,696,092
9,800		Aptargroup, Inc	744,800
2,775		Ashland, Inc	309,690
19,900		Avery Dennison Corp	1,444,939
55,000		Bemis Co, Inc	2,759,900
50,000		Cabot Corp	2,439,500
71,800	n	Celanese Corp (Series A)	5,076,260
57,750		CF Industries Holdings, Inc	1,909,793
225,400	*,e	Cliffs Natural Resources, Inc	1,187,858
57,000	*	Crown Holdings, Inc	3,018,720
45,000		Domtar Corp	1,738,800
257,750		Dow Chemical Co	13,560,228
35,956		Eastman Chemical Co	2,746,319
144,224	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	2,019,136
27,224		Graphic Packaging Holding Co	361,535
57,724		Huntsman Corp	908,576
4,224		International Paper Co	182,772
55,500	n	LyondellBasell Industries AF S.C.A	4,588,185
6,000		Martin Marietta Materials, Inc	1,015,380
163,890		Newmont Mining Corp	5,731,233
66,000		Nucor Corp	3,285,480
132,424	*	Owens-Illinois, Inc	2,444,547
33,800		Reliance Steel & Aluminum Co	2,500,186
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

28,000		Scotts Miracle-Gro Co (Class A)	$1,981,840
20,000		Sonoco Products Co	937,800
83,800	e	Southern Copper Corp (NY)	2,486,346
133,000		Steel Dynamics, Inc	3,352,930
80,000		Tahoe Resources, Inc	1,130,400
33,000		Vulcan Materials Co	3,551,790
		TOTAL MATERIALS	80,280,052

MEDIA - 0.9%
121,000		Comcast Corp (Class A)	7,351,960
33,800	*	DISH Network Corp (Class A)	1,666,002
23,000		Gannett Co, Inc	387,550
450,000	*,e	Sirius XM Holdings, Inc	1,777,500
55,000		TEGNA, Inc	1,284,800
7,224		Time Warner, Inc	542,811
38,000		Walt Disney Co	3,923,880
		TOTAL MEDIA	16,934,503

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
65,400	*	Allergan plc	14,163,024
13,800		Amgen, Inc	2,184,540
88,000	n	Baxalta, Inc	3,691,600
48,900	*,n	Celgene Corp	5,056,749
4	*	Endo International plc	108
55,500		Gilead Sciences, Inc	4,895,655
387,124		Johnson & Johnson	43,388,858
402,424		Merck & Co, Inc	22,068,932
61,800		Perrigo Co plc	5,974,206
1,177,750		Pfizer, Inc	38,524,203
63,800		Thermo Electron Corp	9,203,150
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	149,151,025

REAL ESTATE - 3.8%
14,224		Alexandria Real Estate Equities, Inc	1,322,121
45,000		American Campus Communities, Inc	2,013,750
22,424		Annaly Capital Management, Inc	233,658
44,100		Apple Hospitality REIT, Inc	834,813
5,724		AvalonBay Communities, Inc	1,011,946
31,000		Camden Property Trust	2,502,630
22,424		Chimera Investment Corp	318,421
80,000		Corrections Corp of America	2,433,600
57,975		DDR Corp	1,014,562
33,380		Digital Realty Trust, Inc	2,936,772
154,000		Duke Realty Corp	3,367,980
43,189		Equity Lifestyle Properties, Inc	2,958,015
57,750		Equity Residential	3,931,042
2,000		Essex Property Trust, Inc	440,900
55,000	n	Extra Space Storage, Inc	4,672,250
68,900		Four Corners Property Trust, Inc	1,222,975
14,724		Gaming and Leisure Properties, Inc	482,800
47,724		General Growth Properties, Inc	1,337,704
63,800		Healthcare Trust of America, Inc	1,843,182
27,224		Host Marriott Corp	430,684
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,000		Jones Lang LaSalle, Inc	$345,510
150,000		Kimco Realty Corp	4,218,000
5,724		Macerich Co	435,482
9,000		Mack-Cali Realty Corp	230,040
33,800		Mid-America Apartment Communities, Inc	3,234,998
69,000		National Retail Properties, Inc	3,019,440
12,424		Piedmont Office Realty Trust, Inc	247,362
47,724		Prologis, Inc	2,167,147
28,000	n	Public Storage, Inc	6,854,680
31,424		Rayonier, Inc	775,544
68,000		Realty Income Corp	4,025,600
45,000		Regency Centers Corp	3,316,500
100,000		Senior Housing Properties Trust	1,758,000
254,000		Spirit Realty Capital, Inc	2,903,220
25,000		UDR, Inc	873,000
44,124		Ventas, Inc	2,740,983
72,424		VEREIT, Inc	643,125
5,724		Vornado Realty Trust	547,958
27,724		Weingarten Realty Investors	1,023,570
22,424		Weyerhaeuser Co	720,259
		TOTAL REAL ESTATE	75,390,223

RETAILING - 2.3%
68,000	e	Abercrombie & Fitch Co (Class A)	1,817,640
128,390	e	American Eagle Outfitters, Inc	1,837,261
172,100	n	Best Buy Co, Inc	5,520,968
50,000	*	Cabela’s, Inc	2,607,500
21,000		Children’s Place Retail Stores, Inc	1,636,110
13,000		CST Brands, Inc	491,010
30,000	n	Dillard’s, Inc (Class A)	2,113,500
36,800		Expedia, Inc	4,260,336
139,900	e	GameStop Corp (Class A)	4,588,720
2,100		Genuine Parts Co	201,537
113,000	*,e	JC Penney Co, Inc	1,048,640
36,924		Kohl’s Corp	1,635,733
47,500		Macy’s, Inc	1,880,525
39,000	*	Murphy USA, Inc	2,239,380
118,800		Staples, Inc	1,211,760
155,000	n	Target Corp	12,322,500
		TOTAL RETAILING	45,413,120

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
5,400		Analog Devices, Inc	304,128
133,000		Applied Materials, Inc	2,722,510
63,900	n	Broadcom Ltd	9,313,425
38,000	*	Cree, Inc	931,380
145,000	e	Cypress Semiconductor Corp	1,309,350
38,000	*	First Solar, Inc	2,121,920
664,124		Intel Corp	20,109,675
83,800	*,e	JinkoSolar Holding Co Ltd (ADR)	1,866,226
9,000		Lam Research Corp	687,600
446,529	*	Micron Technology, Inc	4,800,187
183,800		Nvidia Corp	6,530,414
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

127,724	*	ON Semiconductor Corp	$1,209,546
224,224		Qualcomm, Inc	11,327,796
103,000	*,e	SunPower Corp	2,074,420
68,000		Teradyne, Inc	1,285,880
40,000		Xilinx, Inc	1,723,200
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	68,317,657

SOFTWARE & SERVICES - 3.7%
67,224		Activision Blizzard, Inc	2,317,211
55,555	*,n	Akamai Technologies, Inc	2,832,749
7,224		Amdocs Ltd	408,445
69,900		Booz Allen Hamilton Holding Co	1,927,143
83,000		CA, Inc	2,461,780
7,224	*	First American Corp	256,308
31,424		International Business Machines Corp	4,586,019
2,424		Leidos Holdings, Inc	120,255
642,224		Microsoft Corp	32,027,711
91,000	*,e	Mobileye NV	3,471,650
50,000	*	Nuance Communications, Inc	859,000
167,224		Oracle Corp	6,665,549
42,224		Symantec Corp	702,818
9,000	*	Teradata Corp	227,700
50,000	*,e	VMware, Inc (Class A)	2,845,500
63,800	*,e	Workday, Inc	4,783,724
72,424		Xerox Corp	695,270
177,224	*	Yahoo!, Inc	6,486,398
		TOTAL SOFTWARE & SERVICES	73,675,230

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
50,000	*	Arrow Electronics, Inc	3,105,000
71,300		Avnet, Inc	2,931,856
228,000		Brocade Communications Systems, Inc	2,191,080
742,442		Cisco Systems, Inc	20,409,730
311,800		Corning, Inc	5,821,306
39,000		Dolby Laboratories, Inc (Class A)	1,856,790
227,724		EMC Corp	5,945,874
45,000		Flir Systems, Inc	1,359,450
7,224		Harris Corp	577,992
500,000		Hewlett Packard Enterprise Co	8,330,000
500,000		HP, Inc	6,135,000
107,500		Ingram Micro, Inc (Class A)	3,757,125
191,000		Jabil Circuit, Inc	3,315,760
55,000		Juniper Networks, Inc	1,287,000
60,000		Lexmark International, Inc (Class A)	2,316,000
126,300	*	Lumentum Holdings, Inc	3,195,390
38,000	*	NCR Corp	1,105,420
30,000		NetApp, Inc	709,200
20,000		SanDisk Corp	1,502,600
47,224	*	Trimble Navigation Ltd	1,131,015
154,000		Vishay Intertechnology, Inc	1,872,640
66,000	n	Western Digital Corp	2,697,090
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	81,553,318
16

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.5%
794,224		AT&T, Inc	$30,831,775
138,000		CenturyTel, Inc	4,271,100
101,300	*	Level 3 Communications, Inc	5,293,938
28,000		Telephone & Data Systems, Inc	827,960
27,724	*	T-Mobile US, Inc	1,088,999
11,000	*	US Cellular Corp	469,040
132,750		Verizon Communications, Inc	6,762,285
		TOTAL TELECOMMUNICATION SERVICES	49,545,097

TRANSPORTATION - 1.7%
39,900	n	Alaska Air Group, Inc	2,810,157
21,000	e	Copa Holdings S.A. (Class A)	1,338,750
140,500		CSX Corp	3,831,435
69,900	n	Delta Air Lines, Inc	2,912,733
21,750		FedEx Corp	3,591,143
31,800	*	Genesee & Wyoming, Inc (Class A)	2,070,498
69,000	*	Hawaiian Holdings, Inc	2,902,830
32,424	*	JetBlue Airways Corp	641,671
33,000		Kansas City Southern Industries, Inc	3,126,750
11,000	*	Kirby Corp	702,020
35,724		Norfolk Southern Corp	3,219,090
45,000	n	Ryder System, Inc	3,101,400
43,989		Union Pacific Corp	3,837,160
		TOTAL TRANSPORTATION	34,085,637

UTILITIES - 7.0%
131,000		AES Corp	1,461,960
50,000		Alliant Energy Corp	3,526,000
88,000		Ameren Corp	4,224,000
125,400	n	American Electric Power Co, Inc	7,962,900
75,400		American Water Works Co, Inc	5,486,104
36,000		Aqua America, Inc	1,139,760
60,000		Atmos Energy Corp	4,353,000
101,800		CMS Energy Corp	4,141,224
83,000		Consolidated Edison, Inc	6,191,800
4,224		Dominion Resources, Inc	301,889
34,300		DTE Energy Co	3,058,188
24,224		Duke Energy Corp	1,908,367
57,224		Edison International	4,046,309
9,724		Entergy Corp	731,050
93,800		Eversource Energy	5,294,072
122,424		Exelon Corp	4,295,858
173,800	n	FirstEnergy Corp	5,664,142
93,000		Great Plains Energy, Inc	2,904,390
5,000		Health Care Select Sector SPDR Fund	348,950
38,000		MDU Resources Group, Inc	762,280
16,300		National Fuel Gas Co	904,650
101,890		NextEra Energy, Inc	11,980,226
133,800		NiSource, Inc	3,038,598
75,500		PG&E Corp	4,394,100
50,000		Pinnacle West Capital Corp	3,632,500
128,000		PPL Corp	4,817,920
17

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

160,000		Public Service Enterprise Group, Inc	$7,380,800
69,900		SCANA Corp	4,801,431
27,724		Sempra Energy	2,865,276
117,224		Southern Co	5,872,922
50,000	e	Technology Select Sector SPDR Fund	2,106,500
23,000		UGI Corp	925,520
36,000		Vectren Corp	1,758,600
95,400		WEC Energy Group, Inc	5,553,234
63,800		Westar Energy, Inc	3,292,718
171,890		Xcel Energy, Inc	6,880,757
		TOTAL UTILITIES	138,007,995

		TOTAL COMMON STOCKS	1,973,430,419
		(Cost $1,683,576,250)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.1%

GOVERNMENT AGENCY DEBT - 0.4%
$7,400,000		Federal National Mortgage Association (FNMA)	0.140%	05/02/16	7,400,000
		TOTAL GOVERNMENT AGENCY DEBT			7,400,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.7%
73,167,095	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			73,167,095
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			73,167,095

		TOTAL SHORT-TERM INVESTMENTS			80,567,095
		(Cost $80,567,067)
		TOTAL INVESTMENTS - 103.8%			2,053,997,514
		(Cost $1,764,143,317)
		OTHER ASSETS & LIABILITIES, NET - (3.8)%			(75,670,828)
		NET ASSETS - 100.0%			$1,978,326,686

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $71,049,299.
n	All of a portion of these securities have been segregated by the custodian to cover collateral requirements on open written options contracts.
18

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

BANKS - 6.3%
3,921,932		Bank of America Corp	$57,103,330
1,069,364		Citigroup, Inc	49,490,166
266,376		Comerica, Inc	11,827,094
1,052,534		JPMorgan Chase & Co	66,520,149
736,919		New York Community Bancorp, Inc	11,075,893
542,354		SunTrust Banks, Inc	22,637,856
1,219,202		Wells Fargo & Co	60,935,716
676,831		Zions Bancorporation	18,626,389
		TOTAL BANKS	298,216,593

CAPITAL GOODS - 7.4%
141,750		3M Co	23,726,115
53,678		Acuity Brands, Inc	13,091,528
447,872	n	Caesarstone Sdot-Yam Ltd	16,584,700
332,543	e	Fastenal Co	15,559,687
2,313,352	n	General Electric Co	71,135,574
533,105		Honeywell International, Inc	60,917,908
336,454	n	Illinois Tool Works, Inc	35,166,172
183,613		Northrop Grumman Corp	37,872,017
299,019		Paccar, Inc	17,615,209
256,634		Raytheon Co	32,425,706
91,667		Snap-On, Inc	14,600,720
139,193	*	WABCO Holdings, Inc	15,611,887
		TOTAL CAPITAL GOODS	354,307,223

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
224,586		Equifax, Inc	27,006,466
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	27,006,466

CONSUMER DURABLES & APPAREL - 3.1%
509,444	n	DR Horton, Inc	15,313,887
166,817	*	G-III Apparel Group Ltd	7,548,469
860,576	*	Kate Spade & Co	22,142,620
783,408	n	Mattel, Inc	24,356,155
110,600	*,n	Mohawk Industries, Inc	21,304,878
517,289		Newell Rubbermaid, Inc	23,557,341
175,428		Phillips-Van Heusen Corp	16,770,917
378,001		Sony Corp	9,155,790
456,974	*,g	Spin Master Corp	8,923,139
		TOTAL CONSUMER DURABLES & APPAREL	149,073,196

CONSUMER SERVICES - 2.0%
279,511		McDonald’s Corp	35,355,346
881,586	*	MGM Resorts International	18,777,782
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

400,400	*,n	Norwegian Cruise Line Holdings Ltd	$19,575,556
303,794	*	Red Rock Resorts, Inc	5,662,720
412,867		Sonic Corp	14,190,239
		TOTAL CONSUMER SERVICES	93,561,643

DIVERSIFIED FINANCIALS - 1.7%
1,431,930		ING Groep NV	17,546,035
60,831		IntercontinentalExchange Group, Inc	14,601,265
398,644	n	Lazard Ltd (Class A)	14,371,116
207,497		London Stock Exchange Group plc	8,242,166
779,618		Morgan Stanley	21,096,463
148,752		Oaktree Capital Group LLC	7,186,209
		TOTAL DIVERSIFIED FINANCIALS	83,043,254

ENERGY - 7.1%
428,962		Anadarko Petroleum Corp	22,632,035
185,474		Baker Hughes, Inc	8,969,523
262,220		Chevron Corp	26,793,640
297,448	*	Concho Resources, Inc	34,554,534
1,000,225	*,e	Continental Resources, Inc	37,268,383
172,893	*	Diamondback Energy, Inc	14,969,076
548,906		EOG Resources, Inc	45,350,614
249,531	n	Hess Corp	14,877,038
368,112	*	Newfield Exploration Co	13,344,060
587,070		Occidental Petroleum Corp	44,998,916
193,808	*	Parsley Energy, Inc	4,538,983
195,523		Pioneer Natural Resources Co	32,476,370
380,750	e	Range Resources Corp	16,794,883
715,943	*	Rice Energy, Inc	12,392,973
301,836	*	RSP Permian, Inc	9,239,200
		TOTAL ENERGY	339,200,228

FOOD & STAPLES RETAILING - 0.6%
767,288		Kroger Co	27,154,322
		TOTAL FOOD & STAPLES RETAILING	27,154,322

FOOD, BEVERAGE & TOBACCO - 8.1%
1,181,428		Britvic plc	12,171,464
1,655,457		Coca-Cola Co	74,164,474
664,775	n	ConAgra Foods, Inc	29,622,374
165,915		Constellation Brands, Inc (Class A)	25,892,695
920,879		Cott Corp	12,210,855
62,974		Diageo plc (ADR)	6,821,973
269,055		Molson Coors Brewing Co (Class B)	25,729,730
597,901		Mondelez International, Inc	25,685,827
218,499	*,n	Monster Beverage Corp	31,511,926
513,096		PepsiCo, Inc	52,828,364
671,871		Philip Morris International, Inc	65,923,982
245,303		Pinnacle Foods, Inc	10,447,455
281,436		Reynolds American, Inc	13,959,226
		TOTAL FOOD, BEVERAGE & TOBACCO	386,970,345
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
423,615	n	Baxter International, Inc	$18,732,255
1,270,015	*	Boston Scientific Corp	27,838,729
319,348	*,n	Edwards Lifesciences Corp	33,917,951
256,947	*	Express Scripts Holding Co	18,944,702
354,597	*	HCA Holdings, Inc	28,587,610
37,866	*	Intuitive Surgical, Inc	23,717,748
601,833		Medtronic plc	47,635,082
182,298		Olympus Corp	7,101,710
179,837		STERIS plc	12,709,081
243,313		Universal Health Services, Inc (Class B)	32,526,082
179,371	*	VCA Antech, Inc	11,294,992
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	263,005,942

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
155,774		Beiersdorf AG.	13,987,778
621,669		Procter & Gamble Co	49,808,120
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	63,795,898

INSURANCE - 3.9%
733,969		American International Group, Inc	40,970,150
374,000	*	Berkshire Hathaway, Inc (Class B)	54,409,520
408,180		Chubb Ltd	48,108,095
575,835		MetLife, Inc	25,970,158
539,108		XL Capital Ltd	17,645,005
		TOTAL INSURANCE	187,102,928

MATERIALS - 3.1%
1,539,460	*	AK Steel Holding Corp	7,204,673
708,600		Barrick Gold Corp	13,725,582
314,624	*	Crown Holdings, Inc	16,662,487
942,379		Dow Chemical Co	49,578,559
338,650	n	PPG Industries, Inc	37,383,574
58,259		Scotts Miracle-Gro Co (Class A)	4,123,572
21,195		Syngenta AG.	8,502,690
155,319	*	WR Grace & Co	11,909,861
		TOTAL MATERIALS	149,090,998

MEDIA - 3.8%
331,275	*,n	AMC Networks, Inc	21,609,068
68,822	*,n	Charter Communications, Inc	14,606,782
630,690		Comcast Corp (Class A)	38,320,724
308,976	*,n	Imax Corp	9,887,232
510,131	e	Lions Gate Entertainment Corp	11,324,908
150,003	n	Scripps Networks Interactive (Class A)	9,352,687
854,197		Sky plc	11,741,819
219,515		Time Warner, Inc	16,494,357
465,921		Walt Disney Co	48,111,003
		TOTAL MEDIA	181,448,580

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.0%
840,901		AbbVie, Inc	51,294,961
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

189,860	*,n	Allergan plc	$41,116,082
336,242		Amgen, Inc	53,227,109
431,975	e	AstraZeneca plc (ADR)	12,509,996
207,830	*,n	BioMarin Pharmaceutical, Inc	17,599,044
825,883		Bristol-Myers Squibb Co	59,612,235
632,897		Eli Lilly & Co	47,802,711
484,692		Gilead Sciences, Inc	42,754,681
677,370	*	H Lundbeck AS	22,632,940
317,427		Ipsen	19,191,290
133,402	*,n	Jazz Pharmaceuticals plc	20,103,681
70,492	*,e,n	Ligand Pharmaceuticals, Inc (Class B)	8,520,368
2,079,861		Pfizer, Inc	68,032,253
195,946		Shire Ltd	12,227,428
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	476,624,779

RETAILING - 6.7%
119,971	*	Amazon.com, Inc	79,131,672
34,724	*	AutoZone, Inc	26,571,846
320,915	*	Dollar Tree, Inc	25,580,135
654,827		Home Depot, Inc	87,674,787
393,263	e	Industria De Diseno Textil S.A.	12,657,390
2,158,133	*	JC Penney Co, Inc	20,027,474
582,723	*	Michaels Cos, Inc	16,566,815
168,733	*,n	NetFlix, Inc	15,191,032
87,778	*,n	O’Reilly Automotive, Inc	23,057,525
67,239	*	Ulta Salon Cosmetics & Fragrance, Inc	14,004,539
		TOTAL RETAILING	320,463,215

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
374,726		Analog Devices, Inc	21,104,568
1,107,660		Applied Materials, Inc	22,673,800
211,355		Broadcom Ltd	30,804,991
942,567		Intel Corp	28,540,929
568,578	*	Microsemi Corp	19,212,251
360,504		Nvidia Corp	12,808,707
258,341	*	NXP Semiconductors NV	22,031,321
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	157,176,567

SOFTWARE & SERVICES - 14.3%
326,223	*	Adobe Systems, Inc	30,736,731
203,673	*	Alphabet, Inc (Class C)	141,147,426
216,274	*	CyberArk Software Ltd	8,832,630
403,525	*,n	Electronic Arts, Inc	24,958,021
775,178	*,n	Facebook, Inc	91,145,429
128,716		International Business Machines Corp	18,784,813
193,648	*	Manhattan Associates, Inc	11,723,450
2,368,513		Microsoft Corp	118,117,743
77,385	*,n	MicroStrategy, Inc (Class A)	13,876,678
857,246		Oracle Corp	34,169,825
155,670	*,e,n	Proofpoint, Inc	9,069,334
608,832	*	Salesforce.com, Inc	46,149,466
800,625	n	Symantec Corp	13,326,403
486,804	*	Take-Two Interactive Software, Inc	16,638,961
22

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

715,099		Tencent Holdings Ltd	$14,551,058
751,609		Visa, Inc (Class A)	58,054,279
3,016,302	*,g	Worldpay Group plc	11,763,856
649,556	*	Yahoo!, Inc	23,773,750
		TOTAL SOFTWARE & SERVICES	686,819,853

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
1,491,705	n	Apple, Inc	139,832,427
2,180,664		Cisco Systems, Inc	59,946,453
311,351	*,n	Cray, Inc	11,790,863
1,147,681	*	Flextronics International Ltd	13,944,324
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	225,514,067

TELECOMMUNICATION SERVICES - 2.1%
498,882	*,n	Level 3 Communications, Inc	26,071,573
651,032	*	T-Mobile US, Inc	25,572,537
978,064		Verizon Communications, Inc	49,822,580
		TOTAL TELECOMMUNICATION SERVICES	101,466,690

TRANSPORTATION - 1.9%
580,511		Delta Air Lines, Inc	24,189,894
227,004		Kansas City Southern Industries, Inc	21,508,629
442,232		United Parcel Service, Inc (Class B)	46,465,316
		TOTAL TRANSPORTATION	92,163,839

UTILITIES - 2.2%
300,499		American Water Works Co, Inc	21,864,307
339,870		NextEra Energy, Inc	39,961,915
595,449		NiSource, Inc	13,522,647
162,415		PG&E Corp	9,452,553
197,650		Sempra Energy	20,427,127
		TOTAL UTILITIES	105,228,549

		TOTAL COMMON STOCKS	4,768,435,175
		(Cost $3,865,838,952)

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
20,000		USG Corp	11,400
		TOTAL CAPITAL GOODS	11,400

CONSUMER SERVICES - 0.0%
30,000		Norwegian Cruise Line Holdings Ltd	21,900
		TOTAL CONSUMER SERVICES	21,900

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
100,000		Baxter International, Inc	1,000
45,000		Hologic, Inc	1,350
20,000		Zimmer Biomet Holdings, Inc	11,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13,350
23

TIAA-CREF FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
15,000	Allergan plc	$5,850
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,850

SOFTWARE & SERVICES - 0.0%
20,000	Proofpoint, Inc	6,400
	TOTAL SOFTWARE & SERVICES	6,400

TRANSPORTATION - 0.0%
9,000	Delta Air Lines, Inc	1,800
	TOTAL TRANSPORTATION	1,800

	TOTAL PURCHASED OPTIONS	60,700
	(Cost $212,256)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 0.2%
$11,600,000	Federal National Mortgage Association (FNMA)	0.140%	05/02/16	11,600,000
	TOTAL GOVERNMENT AGENCY DEBT			11,600,000

TREASURY DEBT - 0.3%
15,050,000	United States Treasury Bill	0.177	05/26/16	15,048,405
	TOTAL TREASURY DEBT			15,048,405

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
98,081,654	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	98,081,654
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	98,081,654

		TOTAL SHORT-TERM INVESTMENTS	124,730,059
		(Cost $124,729,765)
		TOTAL INVESTMENTS - 102.2%	4,893,225,934
		(Cost $3,990,780,973)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%	(107,226,030)
		NET ASSETS - 100.0%	$4,785,999,904

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,211,249.
g	At 4/30/2016, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $20,686,996 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
24

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 1.4%
597,275		Delphi Automotive plc	$43,977,358
28,407	*,e	Tesla Motors, Inc	6,839,270
		TOTAL AUTOMOBILES & COMPONENTS	50,816,628

CAPITAL GOODS - 5.6%
313,955		Honeywell International, Inc	35,875,638
152,659	*	Middleby Corp	16,737,533
292,212		Northrop Grumman Corp	60,271,647
154,876		Parker Hannifin Corp	17,968,713
239,445		Raytheon Co	30,253,876
188,190		Roper Industries, Inc	33,138,377
108,984	*	Univar, Inc	1,896,322
31,224	*	WABCO Holdings, Inc	3,502,084
		TOTAL CAPITAL GOODS	199,644,190

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
1,323,277		Nielsen NV	68,995,663
585,456	*	Verisk Analytics, Inc	45,419,676
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	114,415,339

CONSUMER DURABLES & APPAREL - 1.1%
528,482		Mattel, Inc	16,430,506
362,894		Nike, Inc (Class B)	21,388,972
		TOTAL CONSUMER DURABLES & APPAREL	37,819,478

CONSUMER SERVICES - 5.8%
692,099		ARAMARK Holdings Corp	23,192,238
59,252	*	Chipotle Mexican Grill, Inc (Class A)	24,943,314
319,700	*	MGM Resorts International	6,809,610
1,354,429	*	Norwegian Cruise Line Holdings Ltd	66,218,034
1,495,408		Starbucks Corp	84,086,792
		TOTAL CONSUMER SERVICES	205,249,988

DIVERSIFIED FINANCIALS - 1.5%
664,509		Charles Schwab Corp	18,878,701
237,074	*	S&P Global, Inc	25,331,357
342,374	*	Synchrony Financial	10,466,373
		TOTAL DIVERSIFIED FINANCIALS	54,676,431

ENERGY - 0.9%
288,537		EOG Resources, Inc	23,838,926
23,136		Pioneer Natural Resources Co	3,842,890
203,363	*	Rice Energy, Inc	3,520,213
		TOTAL ENERGY	31,202,029
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.2%
404,196		Molson Coors Brewing Co (Class B)	$38,653,264
394,895	*	Monster Beverage Corp	56,951,757
399,638		Pinnacle Foods, Inc	17,020,582
		TOTAL FOOD, BEVERAGE & TOBACCO	112,625,603

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
1,145,487	*	Cerner Corp	64,307,640
117,887	*	Intuitive Surgical, Inc	73,839,701
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	138,147,341

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
610,567		Estee Lauder Cos (Class A)	58,535,058
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	58,535,058

MATERIALS - 3.9%
767,206		Monsanto Co	71,871,858
367,581		PPG Industries, Inc	40,577,267
84,920		Sherwin-Williams Co	24,398,365
		TOTAL MATERIALS	136,847,490

MEDIA - 5.0%
330,463		CBS Corp (Class B)	18,476,186
1,160,076		Comcast Corp (Class A)	70,486,218
474,092		Time Warner, Inc	35,623,273
517,289		Walt Disney Co	53,415,262
		TOTAL MEDIA	178,000,939

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.2%
325,128	*	Alexion Pharmaceuticals, Inc	45,283,828
81,397	*	Allergan plc	17,627,334
38,077	*	Biogen Idec, Inc	10,470,794
42,403	*	BioMarin Pharmaceutical, Inc	3,590,686
902,676		Bristol-Myers Squibb Co	65,155,154
1,055,060	*	Celgene Corp	109,103,755
369,618		Gilead Sciences, Inc	32,604,004
144,344	*,n	Illumina, Inc	19,484,997
78,077		Johnson & Johnson	8,750,870
571,367		Teva Pharmaceutical Industries Ltd (ADR)	31,110,933
334,201		Thermo Electron Corp	48,208,494
42,100	*	Vertex Pharmaceuticals, Inc	3,550,714
804,700		Zoetis Inc	37,845,041
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	432,786,604

RETAILING - 9.9%
261,281	*	Amazon.com, Inc	172,338,335
396,655		Expedia, Inc	45,920,749
518,879		Home Depot, Inc	69,472,709
400,065	*	Liberty Interactive Corp	10,481,703
466,127		Lowe’s Companies, Inc	35,434,975
193,417	*	NetFlix, Inc	17,413,332
		TOTAL RETAILING	351,061,803
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
874,814	e	ARM Holdings plc (ADR)	$36,033,588
227,793		Broadcom Ltd	33,200,830
63,725	*	NXP Semiconductors NV	5,434,468
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	74,668,886

SOFTWARE & SERVICES - 32.0%
1,067,305		Activision Blizzard, Inc	36,790,003
1,265,972	*	Adobe Systems, Inc	119,279,882
148,844	*	Alibaba Group Holding Ltd (ADR)	11,452,057
112,203	*	Alphabet, Inc (Class A)	79,426,260
184,677	*	Alphabet, Inc (Class C)	127,983,008
352,881		Automatic Data Processing, Inc	31,208,796
156,279	*,e	Check Point Software Technologies	12,950,841
1,001,963	*	eBay, Inc	24,477,956
977,100	*	Facebook, Inc	114,887,418
1,317,676		Intuit, Inc	132,940,332
1,123,692		Mastercard, Inc (Class A)	108,986,887
1,032,945		Microsoft Corp	51,512,967
515,260	*	PayPal Holdings, Inc	20,187,887
523,471	*	Red Hat, Inc	38,407,067
978,418	*	Salesforce.com, Inc	74,164,084
76,490	*,g	Scout24 AG.	2,801,266
61,415	*	ServiceNow, Inc	4,389,944
1,366,396		Visa, Inc (Class A)	105,540,427
961,546	*	Yahoo!, Inc	35,192,584
		TOTAL SOFTWARE & SERVICES	1,132,579,666

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
1,220,863		Apple, Inc	114,443,698
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	114,443,698

TELECOMMUNICATION SERVICES - 1.1%
744,323	*	Level 3 Communications, Inc	38,898,320
		TOTAL TELECOMMUNICATION SERVICES	38,898,320

TRANSPORTATION - 1.1%
1,253,295	*	Hertz Global Holdings, Inc	11,605,511
309,721		Union Pacific Corp	27,016,963
		TOTAL TRANSPORTATION	38,622,474

		TOTAL COMMON STOCKS	3,501,041,965
		(Cost $2,708,857,659)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.6%
$22,050,000	Federal National Mortgage Association (FNMA)	0.140%	05/02/16	22,050,000
	TOTAL GOVERNMENT AGENCY DEBT			22,050,000
27

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.5%
$17,050,000		United States Treasury Bill	0.177%	05/26/16	$17,048,192
		TOTAL TREASURY DEBT			17,048,192

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
14,176,768	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			14,176,768
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,176,768

		TOTAL SHORT-TERM INVESTMENTS			53,274,960
		(Cost $53,274,592)
		TOTAL INVESTMENTS - 100.3%			3,554,316,925
		(Cost $2,762,132,251)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(11,502,858)
		NET ASSETS - 100.0%			$3,542,814,067

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,690,899.
g	At 4/30/2016, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $2,801,266 or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
28

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.4%
380,493	*	American Axle & Manufacturing Holdings, Inc	$5,901,447
1,391,027		Ford Motor Co	18,862,326
		TOTAL AUTOMOBILES & COMPONENTS	24,763,773

BANKS - 10.4%
9,398,440		Bank of America Corp	136,841,286
390,069		CIT Group, Inc	13,484,685
1,596,332		Citigroup, Inc	73,878,245
347,264		Comerica, Inc	15,418,522
665,348	*	Hilltop Holdings, Inc	13,213,811
321,505		Huntington Bancshares, Inc	3,234,340
1,254,980		JPMorgan Chase & Co	79,314,736
987,574		New York Community Bancorp, Inc	14,843,237
3,010,730		Regions Financial Corp	28,240,648
1,439,828		Sberbank of Russian Federation (ADR)	11,576,402
1,140,276		TCF Financial Corp	15,553,365
2,931,955		Wells Fargo & Co	146,539,111
1,337,764		Zions Bancorporation	36,815,265
		TOTAL BANKS	588,953,653

CAPITAL GOODS - 7.6%
380,897	*	AerCap Holdings NV	15,239,689
284,808		Caterpillar, Inc	22,135,278
563,391	*	Colfax Corp	18,270,770
101,122		General Dynamics Corp	14,209,663
3,055,755		General Electric Co	93,964,466
981,915	e	Joy Global, Inc	20,914,790
384,719		L-3 Communications Holdings, Inc	50,602,090
623,981		Masco Corp	19,162,457
106,309		Raytheon Co	13,432,142
911,814		SPX Corp	14,680,205
917,090	*	SPX FLOW, Inc	27,476,016
861,605		Terex Corp	20,583,744
440,653		Timken Co	15,700,466
1,179,622		Triumph Group, Inc	42,678,724
280,261		United Technologies Corp	29,250,841
334,634	*	USG Corp	9,038,464
		TOTAL CAPITAL GOODS	427,339,805

CONSUMER DURABLES & APPAREL - 2.3%
53,176		Coach, Inc	2,141,398
1,619,235		Mattel, Inc	50,342,016
7,862,700	*	Pioneer Corp	21,069,770
1,606,326		Pulte Homes, Inc	29,540,335
29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

323,202		Sony Corp	$7,828,470
677,401	e	Sony Corp (ADR)	16,325,364
		TOTAL CONSUMER DURABLES & APPAREL	127,247,353

CONSUMER SERVICES - 3.2%
1,122,201		ARAMARK Holdings Corp	37,604,956
305,561		Carnival Corp	14,987,767
2,125,950		Extended Stay America, Inc	33,271,117
1,269,952	*	MGM Resorts International	27,049,978
514,813	*	Red Rock Resorts, Inc	9,596,114
953,084		Restaurant Brands International, Inc	41,230,414
5,160,400		Sands China Ltd	18,384,938
		TOTAL CONSUMER SERVICES	182,125,284

DIVERSIFIED FINANCIALS - 6.0%
321,674		American Express Co	21,047,130
371,228		Bank of New York Mellon Corp	14,938,215
123,573		Capital One Financial Corp	8,945,449
552,666		Goldman Sachs Group, Inc	90,698,017
1,678,214	e	ING Groep NV (ADR)	20,591,686
211,997	e	iShares Dow Jones US Real Estate Index Fund	16,253,810
432,145		Legg Mason, Inc	13,876,176
1,116,876		Morgan Stanley	30,222,665
191,484		State Street Corp	11,929,453
3,462,935	*	Synchrony Financial	105,861,923
		TOTAL DIVERSIFIED FINANCIALS	334,364,524

ENERGY - 14.6%
259,264		Anadarko Petroleum Corp	13,678,769
1,068,208		Apache Corp	58,110,515
767,373		Baker Hughes, Inc	37,110,158
30,503		California Resources Corp	67,107
764,509		Cenovus Energy, Inc	12,109,823
1,088,392		Chevron Corp	111,211,895
230,496	*	Concho Resources, Inc	26,776,720
252,794	*,e	Continental Resources, Inc	9,419,104
749,656	*	Devon Energy Corp	25,998,070
9,548	*	Diamondback Energy, Inc	826,666
514,275		EOG Resources, Inc	42,489,400
1,109,690		Exxon Mobil Corp	98,096,596
2,007,223		Kinder Morgan, Inc	35,648,281
1,201,944		Marathon Oil Corp	16,935,391
1,872,369	*,e	Matador Resources Co	40,349,552
538,930		Nabors Industries Ltd	5,281,514
408,483	*	Newfield Exploration Co	14,807,509
325,742		Occidental Petroleum Corp	24,968,124
1,196,976	*	Parsley Energy, Inc	28,033,178
215,633		Pioneer Natural Resources Co	35,816,641
485,430		Plains All American Pipeline LP	11,135,764
562,303		Plains GP Holdings LP	5,566,800
855,428	e	RPC, Inc	12,934,071
1,200,511	*	RSP Permian, Inc	36,747,642
791,103		Schlumberger Ltd	63,557,215
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

644,961		Targa Resources Investments, Inc	$26,095,122
3,313,265	*	Weatherford International Ltd	26,936,844
		TOTAL ENERGY	820,708,471

FOOD & STAPLES RETAILING - 0.9%
159,354		Walgreens Boots Alliance, Inc	12,633,585
599,100		Wal-Mart Stores, Inc	40,061,817
		TOTAL FOOD & STAPLES RETAILING	52,695,402

FOOD, BEVERAGE & TOBACCO - 4.2%
1,089,197		ConAgra Foods, Inc	48,534,618
242,775		Kraft Heinz Co	18,953,444
68,292		Molson Coors Brewing Co (Class B)	6,530,764
690,241		Mondelez International, Inc	29,652,754
655,426		Philip Morris International, Inc	64,310,399
1,511,739		Pinnacle Foods, Inc	64,384,964
6,029		Snyder’s-Lance, Inc	192,747
		TOTAL FOOD, BEVERAGE & TOBACCO	232,559,690

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
1,897,540		Abbott Laboratories	73,814,306
53,596		Anthem, Inc	7,544,709
104,402		Baxter International, Inc	4,616,657
2,202,099	*	Boston Scientific Corp	48,270,010
326,299	*	Express Scripts Holding Co	24,058,025
294,976		Medtronic plc	23,347,350
87,353		UnitedHealth Group, Inc	11,502,643
315,092	*	WellCare Health Plans, Inc	28,355,129
349,543		Zimmer Holdings, Inc	40,466,593
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	261,975,422

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
1,628,287		Procter & Gamble Co	130,458,354
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	130,458,354

INSURANCE - 6.9%
344,816		Allstate Corp	22,430,281
817,558		American International Group, Inc	45,636,088
410,296	*	Berkshire Hathaway, Inc (Class B)	59,689,862
341,156		Chubb Ltd	40,208,646
532,625		Hartford Financial Services Group, Inc	23,637,897
1,019,455		MetLife, Inc	45,977,420
907,703		Principal Financial Group	38,740,764
251,490		Prudential Financial, Inc	19,525,684
1,680,500		Sony Financial Holdings, Inc	20,775,898
209,240		Travelers Cos, Inc	22,995,476
201,447		W.R. Berkley Corp	11,281,032
1,050,079		XL Capital Ltd	34,369,086
		TOTAL INSURANCE	385,268,134

MATERIALS - 5.0%
29,142	e	Acerinox S.A.	345,309
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

201,381		Albemarle Corp	$13,323,367
2,869,660	e	Alcoa, Inc	32,054,102
881,448		Axiall Corp	20,758,100
384,281		Dow Chemical Co	20,217,024
382,908		EI du Pont de Nemours & Co	25,237,466
620,724	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	8,690,136
580,079	*	GCP Applied Technologies, Inc	12,837,148
5,269,817	*	Louisiana-Pacific Corp	89,586,889
1,546,238	*	Multi Packaging Solutions International Ltd	25,698,476
1,499,754		Olin Corp	32,679,640
		TOTAL MATERIALS	281,427,657

MEDIA - 0.7%
111,953	*	AMC Networks, Inc	7,302,694
73,028		Naspers Ltd (N Shares)	10,049,478
150,385		Time Warner, Inc	11,299,929
275,850		Tribune Co	10,634,017
		TOTAL MEDIA	39,286,118

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
1,139,096		Agilent Technologies, Inc	46,611,808
226,348	*	Allergan plc	49,017,923
104,402		Baxalta, Inc	4,379,664
606,137	*	Endo International plc	16,365,699
590,534	*	H Lundbeck AS	19,731,492
765,147		Johnson & Johnson	85,757,676
1,089,919		Merck & Co, Inc	59,771,158
3,114,140		Pfizer, Inc	101,863,519
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	383,498,939

REAL ESTATE - 1.4%
55,202		AvalonBay Communities, Inc	9,759,161
62,000	*	Lifestyle Properties Development Ltd	15,986
473,849	*	MGM Growth Properties LLC	10,457,847
371,100		Post Properties, Inc	21,286,296
3,489,240		WP GLIMCHER, Inc	36,602,128
		TOTAL REAL ESTATE	78,121,418

RETAILING - 0.9%
3,437,268	*,e	Groupon, Inc	12,442,910
11,456,000		Hengdeli Holdings Ltd	1,192,041
13,224,320	*	Intime Retail Group Co Ltd	11,890,411
2,627,143	*	JC Penney Co, Inc	24,379,887
		TOTAL RETAILING	49,905,249

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
3,256,252	*	Advanced Micro Devices, Inc	11,559,694
3,468,827		Advanced Semiconductor Engineering, Inc (ADR)	17,795,082
3,279,561	e	Cypress Semiconductor Corp	29,614,436
2,011,616		Intel Corp	60,911,733
2,566,653		Marvell Technology Group Ltd	25,615,197
597,019	*	Mellanox Technologies Ltd	25,821,072
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

221,440		Microchip Technology, Inc	$10,759,770
2,482,638	*	ON Semiconductor Corp	23,510,582
477,129		Qualcomm, Inc	24,104,557
197,598		Xilinx, Inc	8,512,522
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	238,204,645

SOFTWARE & SERVICES - 4.9%
129,605	*,e	Cimpress NV	11,388,391
644,086	*	eBay, Inc	15,735,021
286,905		Mentor Graphics Corp	5,726,624
1,307,938		Microsoft Corp	65,226,868
97,955	*	MicroStrategy, Inc (Class A)	17,565,291
1,349,050		Oracle Corp	53,773,133
259,227	*,e	Rackspace Hosting, Inc	5,928,521
812,742		Symantec Corp	13,528,091
740,600	*	Teradata Corp	18,737,180
1,637,476	*	Yahoo!, Inc	59,931,621
		TOTAL SOFTWARE & SERVICES	267,540,741

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
1,126,630	*	Ciena Corp	18,961,183
3,354,083		Cisco Systems, Inc	92,203,742
404,844		Corning, Inc	7,558,437
1,920,709		Hewlett Packard Enterprise Co	31,999,012
330,502		Hitachi High-Technologies Corp	8,942,604
1,251,167		HP, Inc	15,351,819
869,459	*	Lumentum Holdings, Inc	21,997,312
379,565		Western Digital Corp	15,510,924
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	212,525,033

TELECOMMUNICATION SERVICES - 2.8%
1,981,528		AT&T, Inc	76,922,917
842,330	*	Level 3 Communications, Inc	44,020,166
1,299,568		Telephone & Data Systems, Inc	38,428,226
		TOTAL TELECOMMUNICATION SERVICES	159,371,309

TRANSPORTATION - 1.1%
726,667	*,b,m	AMR Corp (Escrow)	7,267
2,986,306	*	Hertz Global Holdings, Inc	27,653,192
360,621		Kansas City Southern Industries, Inc	34,168,840
		TOTAL TRANSPORTATION	61,829,299

UTILITIES - 4.5%
291,207		American Electric Power Co, Inc	18,491,644
276,668		Duke Energy Corp	21,795,905
852,558	*	Dynegy, Inc	15,030,598
209,326		Edison International	14,801,441
250,454		Exelon Corp	8,788,431
475,983		FirstEnergy Corp	15,512,286
592,119		NextEra Energy, Inc	69,621,352
411,908		PG&E Corp	23,973,046
112,483		Sempra Energy	11,625,118
33

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

162,523	e	Utilities Select Sector SPDR Fund	$7,869,364
1,081,864		Xcel Energy, Inc	43,307,016
		TOTAL UTILITIES	250,816,201

		TOTAL COMMON STOCKS	5,590,986,474
		(Cost $4,950,224,153)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.3%

GOVERNMENT AGENCY DEBT - 1.4%
$25,750,000		Federal Home Loan Bank (FHLB)	0.200%	05/02/16	25,750,000
47,600,000		FHLB	0.245	05/25/16	47,592,384
		TOTAL GOVERNMENT AGENCY DEBT			73,342,384

TREASURY DEBT - 0.0%
1,600,000		United States Treasury Bill	0.203	05/12/16	1,599,933
		TOTAL TREASURY DEBT			1,599,933

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
108,716,235	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			108,716,235
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			108,716,235

		TOTAL SHORT-TERM INVESTMENTS			183,658,552
		(Cost $183,658,218)
		TOTAL INVESTMENTS - 102.8%			5,774,645,026
		(Cost $5,133,882,371)
		OTHER ASSETS & LIABILITIES, NET - (2.8)%			(155,735,713)
		NET ASSETS - 100.0%			$5,618,909,313

Abbreviations(s):

ADR American Depositary Receipt
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $105,378,764.
m	Indicates a security that has been deemed illiquid.
34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 1.3%
276,078		Delphi Automotive plc	$20,327,623
		TOTAL AUTOMOBILES & COMPONENTS	20,327,623

BANKS - 2.5%
1,102,212		Investors Bancorp, Inc	12,730,549
141,273	*	Signature Bank	19,471,657
80,000	*	SVB Financial Group	8,342,400
		TOTAL BANKS	40,544,606

CAPITAL GOODS - 10.5%
62,749		Acuity Brands, Inc	15,303,854
447,672		Ametek, Inc	21,528,547
215,492		Fortune Brands Home & Security, Inc	11,940,412
89,168		Lennox International, Inc	12,033,221
547,304		Masco Corp	16,807,706
165,216	*	Middleby Corp	18,114,282
238,921		Owens Corning, Inc	11,007,090
99,823		Roper Industries, Inc	17,577,832
33,863		Snap-On, Inc	5,393,699
74,531	*	TransDigm Group, Inc	16,983,379
673,926	*	USG Corp	18,202,741
		TOTAL CAPITAL GOODS	164,892,763

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
81,302		Equifax, Inc	9,776,565
329,467		Nielsen NV	17,178,410
96,603	*	Stericycle, Inc	9,231,383
200,166	*	Verisk Analytics, Inc	15,528,878
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	51,715,236

CONSUMER DURABLES & APPAREL - 4.3%
497,692		DR Horton, Inc	14,960,621
417,741		Hanesbrands, Inc	12,127,021
177,922		Harman International Industries, Inc	13,657,293
403,020		Mattel, Inc	12,529,892
71,846	*	Mohawk Industries, Inc	13,839,695
		TOTAL CONSUMER DURABLES & APPAREL	67,114,522

CONSUMER SERVICES - 5.4%
459,000		ARAMARK Holdings Corp	15,381,090
34,688	*	Chipotle Mexican Grill, Inc (Class A)	14,602,607
356,296		Hilton Worldwide Holdings, Inc	7,856,327
360,969	*	Norwegian Cruise Line Holdings Ltd	17,647,775
138,675	*	Red Rock Resorts, Inc	2,584,902
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

366,900		Restaurant Brands International, Inc	$15,872,094
116,173	*	ServiceMaster Global Holdings, Inc	4,451,749
189,994	*,e	Zoe’s Kitchen, Inc	7,122,875
		TOTAL CONSUMER SERVICES	85,519,419

DIVERSIFIED FINANCIALS - 6.2%
675,249	e	iShares Russell Midcap Growth Index Fund	62,149,918
283,859		Lazard Ltd (Class A)	10,233,117
115,985	*	S&P Global, Inc	12,392,997
391,346	*	Synchrony Financial	11,963,447
		TOTAL DIVERSIFIED FINANCIALS	96,739,479

ENERGY - 0.8%
58,209	*	Diamondback Energy, Inc	5,039,735
218,478	*	RSP Permian, Inc	6,687,612
		TOTAL ENERGY	11,727,347

FOOD, BEVERAGE & TOBACCO - 5.3%
172,713		Constellation Brands, Inc (Class A)	26,953,591
128,248		Dr Pepper Snapple Group, Inc	11,659,026
111,660	*	Monster Beverage Corp	16,103,605
175,701	*	Post Holdings, Inc	12,622,360
8,283		Snyder’s-Lance, Inc	264,807
395,569	*	WhiteWave Foods Co (Class A)	15,905,830
		TOTAL FOOD, BEVERAGE & TOBACCO	83,509,219

HEALTH CARE EQUIPMENT & SERVICES - 10.6%
278,645	*	Acadia Healthcare Co, Inc	17,607,578
519,488	*	Brookdale Senior Living, Inc	9,589,748
226,405	*	Centene Corp	14,028,054
312,337	*	Cerner Corp	17,534,599
180,435	*	DexCom, Inc	11,616,405
208,534	*	Edwards Lifesciences Corp	22,148,396
513,162	*	Envision Healthcare Holdings, Inc	11,612,856
93,167	*	Henry Schein, Inc	15,717,273
253,463	*	Insulet Corp	8,440,318
37,077	*	Intuitive Surgical, Inc	23,223,550
216,017	*	MEDNAX, Inc	15,399,852
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	166,918,629

MATERIALS - 5.4%
167,630		Albemarle Corp	11,090,401
224,864		Avery Dennison Corp	16,327,375
377,086	*	Berry Plastics Group, Inc	13,582,638
155,727	*	GCP Applied Technologies, Inc	3,446,239
631,980		Olin Corp	13,770,844
53,038		Sherwin-Williams Co	15,238,348
155,727	*	WR Grace & Co	11,941,146
		TOTAL MATERIALS	85,396,991

MEDIA - 2.1%
97,353	*	AMC Networks, Inc	6,350,336
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

45,835	*,e	Charter Communications, Inc	$9,728,021
719,463		Interpublic Group of Cos, Inc	16,504,481
		TOTAL MEDIA	32,582,838

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.7%
62,361	*	Anacor Pharmaceuticals, Inc	3,912,529
128,882	*	BioMarin Pharmaceutical, Inc	10,913,728
99,119	*,e	Coherus Biosciences, Inc	1,866,411
159,598	*	Incyte Corp	11,534,147
966,100	*,e	Merrimack Pharmaceuticals, Inc	6,839,988
469,369		Zoetis Inc	22,074,424
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	57,141,227

REAL ESTATE - 3.7%
324,711	*	CBRE Group, Inc	9,621,187
266,605		Crown Castle International Corp	23,162,642
74,111		Equinix, Inc	24,482,569
		TOTAL REAL ESTATE	57,266,398

RETAILING - 11.8%
29,024		Advance Auto Parts, Inc	4,530,646
27,220	*	AutoZone, Inc	20,829,560
102,470	*,e	Carmax, Inc	5,425,787
180,915		Dollar General Corp	14,818,748
308,223	*	Dollar Tree, Inc	24,568,455
152,571		Expedia, Inc	17,663,145
88,528	*	O’Reilly Automotive, Inc	23,254,535
320,278		Ross Stores, Inc	18,185,385
314,736	*	Sally Beauty Holdings, Inc	9,882,710
171,563		Signet Jewelers Ltd	18,624,879
230,329		Tractor Supply Co	21,802,943
30,348	*	Ulta Salon Cosmetics & Fragrance, Inc	6,320,882
		TOTAL RETAILING	185,907,675

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
162,409		Analog Devices, Inc	9,146,875
834,334		Applied Materials, Inc	17,078,817
453,386		ChipMOS TECHNOLOGIES Bermuda Ltd	7,625,953
195,346		Lam Research Corp	14,924,434
206,682	*	Mellanox Technologies Ltd	8,938,997
111,540	*	NXP Semiconductors NV	9,512,131
118,142		Skyworks Solutions, Inc	7,894,248
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	75,121,455

SOFTWARE & SERVICES - 13.4%
75,811	*	Alliance Data Systems Corp	15,413,134
261,308	*	comScore, Inc	8,001,251
302,388		CSRA, Inc	7,849,993
272,267	*	Electronic Arts, Inc	16,839,714
143,180		Fidelity National Information Services, Inc	9,421,244
131,008	*	FleetCor Technologies, Inc	20,264,318
341,102	*	Fortinet, Inc	11,089,226
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

166,722	*	Guidewire Software, Inc	$9,498,152
233,624		Intuit, Inc	23,570,325
56,978	*	LinkedIn Corp	7,139,913
56,735	*	MicroStrategy, Inc (Class A)	10,173,720
284,128	*,e	Mobileye NV	10,839,483
230,925	*,e,n	Proofpoint, Inc	13,453,691
263,366	*	QLIK Technologies, Inc	8,109,039
649,075	*	RingCentral, Inc	12,384,351
101,194	*	ServiceNow, Inc	7,233,347
103,865	*	Splunk, Inc	5,398,903
263,363	*	Vantiv, Inc	14,363,818
		TOTAL SOFTWARE & SERVICES	211,043,622

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
48,163	*	Palo Alto Networks, Inc	7,266,352
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,266,352

TRANSPORTATION - 2.8%
644,634		Southwest Airlines Co	28,757,123
345,840	*	United Continental Holdings, Inc	15,842,930
		TOTAL TRANSPORTATION	44,600,053

		TOTAL COMMON STOCKS	1,545,335,454
		(Cost $1,386,162,837)

PURCHASED OPTIONS - 0.0%

BANKS - 0.0%
80,000	n	SVB Financial Group	604,000
		TOTAL BANKS	604,000

SOFTWARE & SERVICES - 0.0%
200,000		Proofpoint, Inc	64,000
		TOTAL SOFTWARE & SERVICES	64,000

		TOTAL PURCHASED OPTIONS	668,000
		(Cost $756,900)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.2%

GOVERNMENT AGENCY DEBT - 1.2%
$18,600,000	Federal Home Loan Bank (FHLB)	0.200%	05/02/16	18,599,999
	TOTAL GOVERNMENT AGENCY DEBT			18,599,999

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.0%
63,759,243	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	63,759,243
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	63,759,243
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$82,359,242
(Cost $82,359,139)
TOTAL INVESTMENTS - 103.6%	1,628,362,696
(Cost $1,469,278,876)
OTHER ASSETS & LIABILITIES, NET - (3.6)%	(57,079,265)
NET ASSETS - 100.0%	$1,571,283,431

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $61,991,814.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
39

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.0%
177,748		Delphi Automotive plc	$13,087,585
183,655		Lear Corp	21,144,200
244,253		Magna International, Inc (Class A)	10,263,511
91,834		Visteon Corp	7,316,415
		TOTAL AUTOMOBILES & COMPONENTS	51,811,711

BANKS - 6.6%
605,689		BankUnited	20,896,270
555,936		CIT Group, Inc	19,218,707
520,000		Comerica, Inc	23,088,000
748,294		East West Bancorp, Inc	28,053,542
370,000		First Republic Bank	26,018,400
1,150,102	*	Hilltop Holdings, Inc	22,841,026
1,830,000		Huntington Bancshares, Inc	18,409,800
1,214,578		Investors Bancorp, Inc	14,028,376
1,553,233		Keycorp	19,089,234
208,539		M&T Bank Corp	24,674,334
800,000		New York Community Bancorp, Inc	12,024,000
1,000,000		Regions Financial Corp	9,380,000
785,709		SunTrust Banks, Inc	32,795,494
618,541		Synovus Financial Corp	19,273,737
724,909		Talmer Bancorp Inc	14,063,235
670,000		TCF Financial Corp	9,138,800
187,089		Wintrust Financial Corp	9,732,370
486,661		Zions Bancorporation	13,392,911
		TOTAL BANKS	336,118,236

CAPITAL GOODS - 6.8%
500,000	*	AerCap Holdings NV	20,005,000
800,000	*	Babcock & Wilcox Enterprises, Inc	18,280,000
243,566		Crane Co	13,534,963
225,000		Fluor Corp	12,298,500
390,000		Hexcel Corp	17,655,300
168,377		Hubbell, Inc	17,807,552
382,911		Ingersoll-Rand plc	25,095,987
482,819		ITT Corp	18,525,765
700,000		KBR, Inc	10,892,000
246,326		L-3 Communications Holdings, Inc	32,399,259
140,000		Lennox International, Inc	18,893,000
355,448		Masco Corp	10,915,808
205,794	*	Masonite International Corp	13,924,022
138,257		Rockwell Collins, Inc	12,192,885
456,339	*	SPX FLOW, Inc	13,671,916
1,530,000		Textron, Inc	59,180,400
191,009	*	WABCO Holdings, Inc	21,423,569
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

111,865		Westinghouse Air Brake Technologies Corp	$9,276,964
		TOTAL CAPITAL GOODS	345,972,890

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
807,374		Republic Services, Inc	38,003,094
209,555		Tyco International plc	8,072,059
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	46,075,153

CONSUMER DURABLES & APPAREL - 2.7%
117,434		Coach, Inc	4,729,067
1,040,000		Mattel, Inc	32,333,600
104,325	*	Mohawk Industries, Inc	20,096,125
764,569		Newell Rubbermaid, Inc	34,818,472
5,994	*	NVR, Inc	9,957,772
314,503		Sony Corp	7,617,766
217,480	*	Steven Madden Ltd	7,613,975
265,000	*	Tempur-Pedic International, Inc	16,077,550
		TOTAL CONSUMER DURABLES & APPAREL	133,244,327

CONSUMER SERVICES - 0.9%
514,452		ARAMARK Holdings Corp	17,239,286
215,141		Darden Restaurants, Inc	13,392,527
168,804	*	Denny’s Corp	1,669,472
233,856	e	Interval Leisure Group, Inc	3,302,047
289,971		Restaurant Brands International, Inc	12,544,145
		TOTAL CONSUMER SERVICES	48,147,477

DIVERSIFIED FINANCIALS - 3.2%
490,000		Ameriprise Financial, Inc	46,991,000
1,210,699	*	E*TRADE Financial Corp	30,485,401
258,410		Lazard Ltd (Class A)	9,315,680
408,646		Raymond James Financial, Inc	21,319,062
1,838,491	*	Synchrony Financial	56,202,670
		TOTAL DIVERSIFIED FINANCIALS	164,313,813

ENERGY - 11.0%
330,000		Apache Corp	17,952,000
435,000		Baker Hughes, Inc	21,036,600
1,550,000		Capital Product Partners LP	4,340,000
320,000		Cimarex Energy Co	34,841,600
742,286		Columbia Pipeline Group, Inc	19,017,367
284,457	*	Concho Resources, Inc	33,045,370
615,000	*,e	Continental Resources, Inc	22,914,900
260,075	*	Diamondback Energy, Inc	22,517,294
182,471	*	Dril-Quip, Inc	11,827,770
625,000		Energen Corp	26,556,250
306,458		EQT Corp	21,482,706
1,325,000		Hess Corp	78,996,500
253,484		HollyFrontier Corp	9,024,030
1,030,000	*,e	Matador Resources Co	22,196,500
167,849		Noble Energy, Inc	6,061,027
272,275		Oceaneering International, Inc	9,978,879
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

1,005,662	*	Parsley Energy, Inc	$23,552,604
867,469		Patterson-UTI Energy, Inc	17,132,513
385,000		Pioneer Natural Resources Co	63,948,500
525,000		Plains All American Pipeline LP	12,043,500
677,860		Rowan Cos plc	12,750,547
450,000	e	RPC, Inc	6,804,000
622,313	*	RSP Permian, Inc	19,049,001
886,306		Superior Energy Services	14,943,119
150,000		Targa Resources Investments, Inc	6,069,000
485,635		Tesco Corp	4,594,107
235,732		Tesoro Corp	18,785,483
		TOTAL ENERGY	561,461,167

FOOD & STAPLES RETAILING - 0.3%
2,100,000	*	Rite Aid Corp	16,905,000
		TOTAL FOOD & STAPLES RETAILING	16,905,000

FOOD, BEVERAGE & TOBACCO - 5.7%
1,000,000		Bunge Ltd	62,500,000
1,010,000		ConAgra Foods, Inc	45,005,600
1,350,000	e	Cott Corp	17,901,000
440,000	e	Dean Foods Co	7,581,200
436,668		Molson Coors Brewing Co (Class B)	41,758,561
542,579		Pinnacle Foods, Inc	23,108,440
310,000	*	Post Holdings, Inc	22,270,400
460,176		Reynolds American, Inc	22,824,729
730,000		Tyson Foods, Inc (Class A)	48,048,600
		TOTAL FOOD, BEVERAGE & TOBACCO	290,998,530

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
2,180,000	*	Boston Scientific Corp	47,785,600
121,084	*	HCA Holdings, Inc	9,761,792
165,289		Healthsouth Corp	6,852,882
104,325		Humana, Inc	18,472,828
234,537		Universal Health Services, Inc (Class B)	31,352,906
182,979		Zimmer Holdings, Inc	21,183,479
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	135,409,487

INSURANCE - 7.7%
450,000		Allied World Assurance Co Holdings Ltd	16,011,000
303,015		Aon plc	31,852,937
257,127	*	Arch Capital Group Ltd	18,124,882
253,130		Argo Group International Holdings Ltd	13,914,556
293,179		Chubb Ltd	34,554,077
1,156,971		Conseco, Inc	21,253,557
112,047		Everest Re Group Ltd	20,717,490
1,217,755		Hartford Financial Services Group, Inc	54,043,967
202,977		Intact Financial Corp	15,020,654
568,284		Marsh & McLennan Cos, Inc	35,887,135
449,932		Principal Financial Group	19,203,098
340,000		ProAssurance Corp	16,228,200
142,347		RenaissanceRe Holdings Ltd	15,787,706
351,986		UnumProvident Corp	12,041,441
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

654,900		Validus Holdings Ltd	$30,184,341
1,202,883		XL Capital Ltd	39,370,360
		TOTAL INSURANCE	394,195,401

MATERIALS - 7.4%
1,100,000		Albemarle Corp	72,776,000
198,468		Ashland, Inc	22,149,029
1,110,000		Axiall Corp	26,140,500
701,475	*	Berry Plastics Group, Inc	25,267,129
279,414	*	Clearwater Paper Corp	16,692,192
385,656	*	Crown Holdings, Inc	20,424,342
721,632	*	Ferro Corp	9,193,592
570,820	*	GCP Applied Technologies, Inc	12,632,247
2,510,000	*	Louisiana-Pacific Corp	42,670,000
1,458,097	*	Multi Packaging Solutions International Ltd	24,233,572
274,199		Nucor Corp	13,649,626
908,023		Olin Corp	19,785,821
142,863		Schweitzer-Mauduit International, Inc	4,913,059
1,000,000	e	United States Steel Corp	19,110,000
115,152		WestRock Co	4,819,111
570,820	*	WR Grace & Co	43,770,478
		TOTAL MATERIALS	378,226,698

MEDIA - 1.6%
95,000	*	DISH Network Corp (Class A)	4,682,550
390,247		EW Scripps Co (Class A)	5,923,950
1,336,262		Interpublic Group of Cos, Inc	30,653,850
45,929	*	Madison Square Garden Co	7,209,934
1,340,000	e	MDC Partners, Inc	27,121,600
137,753	*	MSG Networks, Inc	2,354,199
142,347		Tribune Co	5,487,477
		TOTAL MEDIA	83,433,560

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.4%
1,040,000		Agilent Technologies, Inc	42,556,800
558,000	*	H Lundbeck AS	18,644,435
102,000		Lonza Group AG.	17,012,400
1,024,436	*,e	Merrimack Pharmaceuticals, Inc	7,253,007
660,000	*	Mylan NV	27,528,600
210,000		PerkinElmer, Inc	10,588,200
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	123,583,442

REAL ESTATE - 10.1%
467,694		American Assets Trust,Inc	18,553,421
475,000		American Campus Communities, Inc	21,256,250
249,021		AvalonBay Communities, Inc	44,024,423
471,906		Blackstone Mortgage Trust, Inc	12,967,977
202,991		Boston Properties, Inc	26,157,420
477,037		DDR Corp	8,348,148
745,044	*	Equity Commonwealth	20,794,178
20,220		Essex Property Trust, Inc	4,457,499
351,383		Gaming and Leisure Properties, Inc	11,521,849
860,000		General Growth Properties, Inc	24,105,800
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

750,000		HCP, Inc	$25,372,500
450,000		Host Marriott Corp	7,119,000
782,297		Kennedy-Wilson Holdings, Inc	16,905,438
628,987		Kimco Realty Corp	17,687,114
216,505		Macerich Co	16,471,700
1,257,494		MFA Mortgage Investments, Inc	8,689,284
300,000		Mid-America Apartment Communities, Inc	28,713,000
950,000		Parkway Properties, Inc	15,627,500
460,051		Pennsylvania REIT	10,553,570
336,731		Post Properties, Inc	19,314,890
757,540		Prologis, Inc	34,399,891
475,000		STORE Capital Corp	12,193,250
690,000		Ventas, Inc	42,862,800
449,932		Weingarten Realty Investors	16,611,489
380,000		Welltower, Inc	26,379,600
2,375,000		WP GLIMCHER, Inc	24,913,750
		TOTAL REAL ESTATE	516,001,741

RETAILING - 3.2%
96,439		Advance Auto Parts, Inc	15,054,128
826,407		Best Buy Co, Inc	26,511,137
3,097,901	*,e	JC Penney Co, Inc	28,748,521
1,055,966	*	Liberty Interactive Corp	27,666,309
133,175	*	Liberty Ventures	5,327,000
1,238,580	*	Office Depot, Inc	7,282,851
849,362		Staples, Inc	8,663,492
545,000		TJX Companies, Inc	41,321,900
		TOTAL RETAILING	160,575,338

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
1,253,384		Applied Materials, Inc	25,656,770
17,953		Broadcom Ltd	2,616,650
562,821	e	Cypress Semiconductor Corp	5,082,274
462,982		Lam Research Corp	35,371,825
150,000	*	NXP Semiconductors NV	12,792,000
1,370,348	*	ON Semiconductor Corp	12,977,195
740,000		Xilinx, Inc	31,879,200
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	126,375,914

SOFTWARE & SERVICES - 2.0%
998,134		CA, Inc	29,604,655
195,732	*	Citrix Systems, Inc	16,018,707
855,000		Mentor Graphics Corp	17,065,800
1,336,089		Symantec Corp	22,239,201
2,000,000		Xerox Corp	19,200,000
		TOTAL SOFTWARE & SERVICES	104,128,363

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
570,576	*	Alcatel S.A.	2,137,125
198,516	*	Arrow Electronics, Inc	12,327,844
700,000		Brocade Communications Systems, Inc	6,727,000
1,639,524	*	Ciena Corp	27,593,189
870,000		Juniper Networks, Inc	20,358,000
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

783,056	*	Lumentum Holdings, Inc	$19,811,317
1,705,000		Nokia Corp	10,008,350
2,117,500		Nokia Oyj (Turquoise)	12,500,653
1,200,000	*	Ruckus Wireless, Inc	16,488,000
747,075		TE Connectivity Ltd	44,436,021
1,517,496	*	Viavi Solutions, Inc	9,878,899
770,000		Western Digital Corp	31,466,050
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	213,732,448

TELECOMMUNICATION SERVICES - 1.6%
1,110,000	*	Level 3 Communications, Inc	58,008,600
442,347		Telephone & Data Systems, Inc	13,080,201
316,488	*	T-Mobile US, Inc	12,431,648
		TOTAL TELECOMMUNICATION SERVICES	83,520,449

TRANSPORTATION - 1.9%
178,831		Alaska Air Group, Inc	12,595,067
321,379		American Airlines Group, Inc	11,148,638
260,000	*	Avis Budget Group, Inc	6,526,000
216,192		Costamare, Inc	2,097,063
633,578		CSX Corp	17,277,672
279,414		Delta Air Lines, Inc	11,643,181
250,000		Kansas City Southern Industries, Inc	23,687,500
232,852	*	United Continental Holdings, Inc	10,666,950
		TOTAL TRANSPORTATION	95,642,071

UTILITIES - 13.0%
350,000		Ameren Corp	16,800,000
335,000		American Electric Power Co, Inc	21,272,500
417,453		American Water Works Co, Inc	30,373,880
540,000	*	Calpine Corp	8,521,200
1,245,126		Centerpoint Energy, Inc	26,707,953
710,000		CMS Energy Corp	28,882,800
445,000		DTE Energy Co	39,676,200
900,000	*	Dynegy, Inc	15,867,000
718,342		Edison International	50,793,963
245,000		Eversource Energy	13,827,800
668,331		FirstEnergy Corp	21,780,907
465,000		ITC Holdings Corp	20,492,550
136,736		National Fuel Gas Co	7,588,848
190,000		NextEra Energy, Inc	22,340,200
850,000		NiSource, Inc	19,303,500
316,070		NorthWestern Corp	17,965,419
565,094		OGE Energy Corp	16,721,131
510,000		PG&E Corp	29,682,000
325,000		Pinnacle West Capital Corp	23,611,250
1,082,301		PPL Corp	40,737,810
833,276		Public Service Enterprise Group, Inc	38,439,022
287,342		Questar Corp	7,203,664
616,290		Sempra Energy	63,693,571
392,693		Southwest Gas Corp	25,489,703
430,000		Westar Energy, Inc	22,192,300
826,000		Xcel Energy, Inc	33,064,780
		TOTAL UTILITIES	663,029,951
45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES	COMPANY	VALUE

	TOTAL COMMON STOCKS	$5,072,903,167
	(Cost $4,122,262,827)

PURCHASED OPTIONS - 0.0%

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
230,000	SanDisk Corp	983,250
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	983,250

	TOTAL PURCHASED OPTIONS	983,250
	(Cost $1,384,025)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.9%

TREASURY DEBT - 1.3%
$9,650,000	United States Treasury Bill	0.161%	05/05/16	9,649,874
6,800,000	United States Treasury Bill	0.203	05/12/16	6,799,714
50,000,000	United States Treasury Bill	0.235	08/11/16	49,965,700
	TOTAL TREASURY DEBT			66,415,288

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
135,686,513	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	135,686,513
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	135,686,513

		TOTAL SHORT-TERM INVESTMENTS	202,101,801
		(Cost $202,102,627)
		TOTAL INVESTMENTS - 103.3%	5,275,988,218
		(Cost $4,325,749,479)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%	(170,660,394)
		NET ASSETS - 100.0%	$5,105,327,824

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $126,538,617.
46

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.2%
494,600	*	American Axle & Manufacturing Holdings, Inc	$7,671,246
317,944	*	Tenneco, Inc	16,946,415
128,360		Visteon Corp	10,226,441
		TOTAL AUTOMOBILES & COMPONENTS	34,844,102

BANKS - 10.3%
422,896		BankUnited	14,589,912
159,060		Banner Corp	6,804,587
831,233		Brookline Bancorp, Inc	9,459,432
844,632		Capitol Federal Financial	11,225,159
243,030		Columbia Banking System, Inc	7,166,955
673,260		First Commonwealth Financial Corp	6,180,527
655,340		First Midwest Bancorp, Inc	12,110,683
1,284,248		Fulton Financial Corp	17,966,629
614,670		Great Western Bancorp, Inc	19,374,398
545,650	*	Hilltop Holdings, Inc	10,836,609
286,040		IBERIABANK Corp	16,873,500
278,816		LegacyTexas Financial Group, Inc	6,875,603
1,479,388	*	MGIC Investment Corp	10,695,975
493,191		Oritani Financial Corp	8,547,000
204,420		Pinnacle Financial Partners, Inc	10,051,331
395,316		Popular, Inc	11,748,791
515,947		PrivateBancorp, Inc	21,468,555
788,630		Provident Financial Services, Inc	15,756,827
850,980		Radian Group, Inc	10,884,034
738,868		Sterling Bancorp/DE	12,073,103
662,290		Umpqua Holdings Corp	10,484,051
303,500		United Community Banks, Inc	6,109,455
635,870	*	Western Alliance Bancorp	23,260,125
250,000		Wintrust Financial Corp	13,005,000
		TOTAL BANKS	293,548,241

CAPITAL GOODS - 7.7%
157,857	*	American Woodmark Corp	11,498,304
234,470		Apogee Enterprises, Inc	9,716,437
312,336		Barnes Group, Inc	10,147,797
367,180	*	Beacon Roofing Supply, Inc	15,689,601
359,900		Comfort Systems USA, Inc	10,613,451
140,340		Crane Co	7,798,694
194,090		Cubic Corp	8,068,321
372,766		EMCOR Group, Inc	18,071,696
208,752		Encore Wire Corp	7,984,764
165,340		EnPro Industries, Inc	9,685,617
116,900		HEICO Corp	7,167,139
116,030		IDEX Corp	9,502,857
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

338,440		ITT Corp	$12,985,943
270,831		John Bean Technologies Corp	14,121,128
151,390	*	Moog, Inc (Class A)	7,396,915
456,500	*	MRC Global, Inc	6,381,870
367,679		Mueller Industries, Inc	11,603,949
65,460		Orbital ATK, Inc	5,695,020
201,230		Owens Corning, Inc	9,270,666
263,670	*	Spirit Aerosystems Holdings, Inc (Class A)	12,432,041
298,540	*	SPX FLOW, Inc	8,944,258
107,106		Universal Forest Products, Inc	8,209,675
		TOTAL CAPITAL GOODS	222,986,143

COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
429,390		Herman Miller, Inc	12,954,696
312,170		KAR Auction Services, Inc	11,737,592
289,676		Kforce, Inc	5,506,741
426,722	*	Navigant Consulting, Inc	6,810,483
399,311		Rollins, Inc	10,729,487
325,340	*	TransUnion	9,743,933
393,712	*	TrueBlue, Inc	7,358,477
242,495		Viad Corp	7,214,226
123,175	*	WageWorks, Inc	6,634,206
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	78,689,841

CONSUMER DURABLES & APPAREL - 3.6%
273,140		Brunswick Corp	13,118,914
146,340		Columbia Sportswear Co	8,571,134
115,060	*	G-III Apparel Group Ltd	5,206,465
89,980	*	Helen of Troy Ltd	8,955,709
434,300	*	Kate Spade & Co	11,174,539
331,388		La-Z-Boy, Inc	8,573,008
451,246	*	Nautilus, Inc	7,959,979
142,971		Oxford Industries, Inc	9,496,134
160,650		Pool Corp	14,042,417
1,212,470	*	TRI Pointe Homes, Inc	14,064,652
		TOTAL CONSUMER DURABLES & APPAREL	101,162,951

CONSUMER SERVICES - 3.8%
417,000	*	Apollo Group, Inc (Class A)	3,252,600
1,082,297	*	Belmond Ltd.	9,913,841
461,900		Bloomin’ Brands, Inc	8,637,530
233,440		Cheesecake Factory	11,907,774
69,370		Churchill Downs, Inc	9,308,067
216,690	*	Dave & Buster’s Entertainment, Inc	8,385,903
598,600	*	Denny’s Corp	5,920,154
347,201	*	Grand Canyon Education, Inc	15,183,100
431,937	*	K12, Inc	5,308,506
135,560		Marriott Vacations Worldwide Corp	8,491,478
170,380	l	Vail Resorts, Inc	22,088,063
		TOTAL CONSUMER SERVICES	108,397,016

DIVERSIFIED FINANCIALS - 1.1%
247,538		Evercore Partners, Inc (Class A)	12,782,863
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

633,200		NorthStar Asset Management Group, Inc	$7,877,008
1,422,760	*	SLM Corp	9,632,085
		TOTAL DIVERSIFIED FINANCIALS	30,291,956

ENERGY - 4.0%
1,246,750	*	Callon Petroleum Co	13,103,343
284,700	*	Carrizo Oil & Gas, Inc	10,069,839
311,012		Delek US Holdings, Inc	4,941,981
359,248	*	Exterran Corp	5,496,494
463,300		Green Plains Renewable Energy, Inc	8,385,730
425,262	*	Matrix Service Co	8,011,936
3,220,320	*,e	McDermott International, Inc	14,620,253
889,100	*	Oasis Petroleum, Inc	8,615,379
209,500		PBF Energy, Inc	6,741,710
151,180	*	PDC Energy, Inc	9,492,592
484,800		Questar Market Resources, Inc	8,692,464
973,751	*	Renewable Energy Group, Inc	9,464,860
280,790		Western Refining, Inc	7,513,940
		TOTAL ENERGY	115,150,521

FOOD, BEVERAGE & TOBACCO - 2.4%
1,047,770	*	Darling International, Inc	15,182,187
706,910	e	Dean Foods Co	12,180,059
106,516		Lancaster Colony Corp	12,409,114
83,800	*	Post Holdings, Inc	6,020,192
115,160	e	Sanderson Farms, Inc	10,564,779
556,564	e	Vector Group Ltd	12,021,782
		TOTAL FOOD, BEVERAGE & TOBACCO	68,378,113

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
149,420	*	Abiomed, Inc	14,514,659
137,347	*	Anika Therapeutics, Inc	6,271,264
371,130	*	HealthStream, Inc	8,394,961
282,320		Hill-Rom Holdings, Inc	13,650,172
175,173	*	ICU Medical, Inc	17,401,686
137,420	*	Integra LifeSciences Holdings Corp	9,732,084
521,380		Kindred Healthcare, Inc	7,695,569
395,980	*	Merit Medical Systems, Inc	8,018,595
216,639	*	Natus Medical, Inc	6,904,285
277,820	*	NuVasive, Inc	14,707,791
321,801	*	Omnicell, Inc	10,252,580
1,284,831	*	OraSure Technologies, Inc	9,225,087
260,743	*	PharMerica Corp	6,163,964
369,440	*	Premier, Inc	12,490,766
158,900	*,e	Team Health Holdings, Inc	6,646,787
171,072	*	Vascular Solutions, Inc	5,978,966
200,593	*	WellCare Health Plans, Inc	18,051,364
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	176,100,580

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
53,580	*,e	USANA Health Sciences, Inc	6,346,015
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,346,015
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 2.2%
790,715		American Equity Investment Life Holding Co	$11,070,010
259,117		Aspen Insurance Holdings Ltd	12,010,073
280,561		Employers Holdings, Inc	8,332,662
277,399	e	HCI Group, Inc	8,310,874
174,624		Old Republic International Corp	3,228,798
348,260		Selective Insurance Group, Inc	12,088,104
404,500	e	Universal Insurance Holdings, Inc	7,123,245
		TOTAL INSURANCE	62,163,766

MATERIALS - 5.2%
2,139,670	*,e	AK Steel Holding Corp	10,013,656
245,240	*	Boise Cascade Co	5,118,159
221,420		Cabot Corp	10,803,082
1,089,610	*,e	Century Aluminum Co	9,610,360
490,810	*	Chemtura	13,669,058
1,480,970	*,e	Coeur Mining, Inc	11,995,857
225,829		Commercial Metals Co	4,046,856
294,185		Greif, Inc (Class A)	10,208,219
572,570	*	Headwaters, Inc	11,457,126
340,648	*	Kraton Polymers LLC	7,736,116
811,100	*	Louisiana-Pacific Corp	13,788,700
242,440		Minerals Technologies, Inc	14,522,156
212,300		Schnitzer Steel Industries, Inc (Class A)	4,377,626
149,939		Sensient Technologies Corp	10,083,398
172,660	*	Trinseo S.A.	7,388,121
257,500	e	United States Steel Corp	4,920,825
		TOTAL MATERIALS	149,739,315

MEDIA - 1.1%
983,994	*	Gray Television, Inc	12,644,323
613,090	*	Live Nation, Inc	13,169,173
432,290		Time, Inc	6,354,663
		TOTAL MEDIA	32,168,159

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
199,800	*,e	Acadia Pharmaceuticals, Inc	6,453,540
152,300	*,e	Acorda Therapeutics, Inc	3,936,955
156,200	*,e	AMAG Pharmaceuticals, Inc	4,142,424
451,700	*,e	Amphastar Pharmaceuticals, Inc	5,555,910
42,200	*,e	Anacor Pharmaceuticals, Inc	2,647,628
1,724,839	*,e	Array Biopharma, Inc	5,502,237
63,900	*,e	Atara Biotherapeutics, Inc	1,150,839
268,926	*	Cambrex Corp	12,972,990
78,858	*	Catalent, Inc	2,328,677
392,510	*	Cepheid, Inc	11,202,235
120,800	*	Dermira, Inc	3,055,032
237,682	*	Emergent Biosolutions, Inc	9,155,511
335,526	*	FibroGen, Inc	6,039,468
187,360	*	Five Prime Therapeutics, Inc	8,916,462
539,000	*,e	Halozyme Therapeutics, Inc	5,686,450
409,523	*	Impax Laboratories, Inc	13,657,592
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

198,363	*	INC Research Holdings, Inc	$9,547,211
633,900	*	Infinity Pharmaceuticals, Inc	3,676,620
209,600	*	Insmed, Inc	2,546,640
22,000	*	Kite Pharma, Inc	1,018,160
190,348	*	MacroGenics, Inc	3,913,555
121,270	*,e	Medicines Co	4,315,999
359,189	*,e	Merrimack Pharmaceuticals, Inc	2,543,058
268,842	*	Momenta Pharmaceuticals, Inc	2,556,688
81,940	*	Neurocrine Biosciences, Inc	3,734,825
160,200	*,e	NewLink Genetics Corp	2,596,842
250,000	*,e	Novavax, Inc	1,310,000
622,900	*,e	Pacific Biosciences of California, Inc	6,010,985
247,190	*	Parexel International Corp	15,103,309
244,850		Phibro Animal Health Corp	5,078,189
88,000	*	PRA Health Sciences, Inc	4,175,600
221,821	*	Prestige Brands Holdings, Inc	12,594,996
171,430	*	Retrophin, Inc	2,362,305
328,154	*	Sagent Pharmaceuticals	3,819,713
898,830	*	Spectrum Pharmaceuticals, Inc	6,372,705
388,410	*	Sucampo Pharmaceuticals, Inc (Class A)	4,187,060
520,706	*	Supernus Pharmaceuticals, Inc	8,935,315
112,424	*	Ultragenyx Pharmaceutical, Inc	7,602,111
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	216,405,836

REAL ESTATE - 10.0%
204,400	*,e	Altisource Portfolio Solutions S.A.	6,395,676
245,270		American Assets Trust,Inc	9,729,861
225,310		Coresite Realty	16,882,478
1,720,312		Cousins Properties, Inc	17,805,229
711,174		CubeSmart	21,057,862
446,660		DCT Industrial Trust, Inc	18,031,664
1,289,622		DiamondRock Hospitality Co	11,490,532
460,110		DuPont Fabros Technology, Inc	18,321,580
271,480		Entertainment Properties Trust	17,885,103
678,750		First Industrial Realty Trust, Inc	15,570,525
386,380		Hersha Hospitality Trust	7,453,270
440,498		Kennedy-Wilson Holdings, Inc	9,519,162
140,228		PS Business Parks, Inc	13,428,233
222,100		QTS Realty Trust, Inc	10,754,082
556,257		Retail Opportunities Investment Corp	10,941,575
576,520		RLJ Lodging Trust	12,147,277
121,588		Saul Centers, Inc	6,466,050
190,044		Sovran Self Storage, Inc	20,186,474
939,723		Summit Hotel Properties, Inc	10,712,842
1,274,832		Sunstone Hotel Investors, Inc	16,330,598
542,589		Urban Edge Properties	14,074,759
		TOTAL REAL ESTATE	285,184,832

RETAILING - 3.8%
142,200		Cato Corp (Class A)	5,203,098
759,340		Chico’s FAS, Inc	9,575,277
144,540		Children’s Place Retail Stores, Inc	11,261,111
621,760	*	Express Parent LLC	11,303,597
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

396,300	*	Francesca’s Holdings Corp	$6,578,580
173,290		Group 1 Automotive, Inc	11,409,414
1,205,070	*,e	Groupon, Inc	4,362,353
756,410	*,e	JC Penney Co, Inc	7,019,485
489,640	*	Liberty TripAdvisor Holdings, Inc	10,801,458
321,420	*	Michaels Cos, Inc	9,137,971
225,500	*	Office Depot, Inc	1,325,940
122,700	*,e	Restoration Hardware Holdings, Inc	5,309,229
329,200	*	Sally Beauty Holdings, Inc	10,336,880
355,400		Tailored Brands, Inc	6,191,068
		TOTAL RETAILING	109,815,461

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
152,141	*	Advanced Energy Industries, Inc	4,921,761
162,689		Cabot Microelectronics Corp	6,815,042
702,498	*	Entegris, Inc	9,336,198
494,100	*	Inphi Corp	14,659,947
495,178	*	Integrated Device Technology, Inc	9,547,032
866,121		Intersil Corp (Class A)	10,124,955
352,100	*	MaxLinear, Inc	5,897,675
242,800	*	Microsemi Corp	8,204,212
237,933		MKS Instruments, Inc	8,532,277
407,407	*	Rudolph Technologies, Inc	5,650,735
218,857	*	Silicon Laboratories, Inc	10,242,508
369,640		Tessera Technologies, Inc	10,616,061
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	104,548,403

SOFTWARE & SERVICES - 9.7%
241,980	*	BroadSoft, Inc	9,477,147
139,450	*	CACI International, Inc (Class A)	13,408,118
262,800	*	comScore, Inc	8,046,936
314,390		CSRA, Inc	8,161,564
70,370		DST Systems, Inc	8,492,252
150,214	*	EPAM Systems, Inc	10,955,107
168,200	*	Euronet Worldwide, Inc	12,968,220
750,134	*	Everyday Health, Inc	4,350,777
218,071	*	ExlService Holdings, Inc	10,552,456
263,580	*	Gigamon, Inc	8,590,072
162,800		IAC/InterActiveCorp	7,544,152
112,200	*	Imperva, Inc	5,215,056
293,714	*,e	Infoblox, Inc	4,913,835
723,142	*	Intralinks Holdings, Inc	6,443,195
328,562	*	Manhattan Associates, Inc	19,891,143
245,911		MAXIMUS, Inc	13,008,692
54,860	*	MicroStrategy, Inc (Class A)	9,837,495
677,650	*	Nuance Communications, Inc	11,642,027
550,779	*	Progress Software Corp	14,055,880
347,811	*	RealPage, Inc	7,648,364
344,686	*	Rubicon Project, Inc	6,676,568
284,720		Science Applications International Corp	15,115,785
178,414	*	SPS Commerce, Inc	9,086,625
84,500	*	Stamps.com, Inc	6,959,420
231,800	*	Synchronoss Technologies, Inc	7,202,026
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

61,200	*	Tableau Software, Inc	$3,164,040
720,850		Travelport Worldwide Ltd	10,055,857
41,161	*	Tyler Technologies, Inc	6,026,382
342,280	*	VeriFone Systems, Inc	9,741,289
249,600	*	Verint Systems, Inc	8,446,464
		TOTAL SOFTWARE & SERVICES	277,676,944

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
123,000	*	Anixter International, Inc	7,662,900
391,010	*	ARRIS International plc	8,903,298
223,280		Belden CDT, Inc	14,097,899
860,290		Brocade Communications Systems, Inc	8,267,387
228,090	*	Cray, Inc	8,637,768
815,080	*	Finisar Corp	13,416,217
576,449	*	II-VI, Inc	12,030,491
500,334	*	Immersion Corp	3,657,441
149,849		InterDigital, Inc	8,538,396
788,768	*	Ixia	7,982,332
343,920	*	NCR Corp	10,004,633
223,010	*	Netgear, Inc	9,455,624
406,490	*	Netscout Systems, Inc	9,048,467
716,730	*	QLogic Corp	9,381,996
644,244	*	Sanmina Corp	15,236,371
94,810	*	Synaptics, Inc	6,783,655
984,684	*	TTM Technologies, Inc	6,420,140
248,250	e	Ubiquiti Networks, Inc	8,842,665
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	168,367,680

TELECOMMUNICATION SERVICES - 1.5%
923,112	*	8x8, Inc	10,468,090
802,658		Inteliquent, Inc	13,316,096
350,090		Telephone & Data Systems, Inc	10,352,162
1,811,390	*	Vonage Holdings Corp	8,459,191
		TOTAL TELECOMMUNICATION SERVICES	42,595,539

TRANSPORTATION - 2.1%
1,047,734	*	Air Transport Services Group, Inc	14,762,572
327,253	*	Atlas Air Worldwide Holdings, Inc	13,070,485
316,860	*	Hub Group, Inc (Class A)	12,205,447
216,203		Matson, Inc	8,405,973
311,011		Skywest, Inc	7,308,758
469,414	*	YRC Worldwide, Inc	4,318,609
		TOTAL TRANSPORTATION	60,071,844

UTILITIES - 3.4%
275,090		Allete, Inc	15,457,307
472,623		Avista Corp	18,938,004
264,755		Black Hills Corp	16,041,505
119,318		Chesapeake Utilities Corp	7,101,807
192,300		NRG Yield, Inc (Class A)	2,909,499
513,300		South Jersey Industries, Inc	14,326,203
226,990		Southwest Gas Corp	14,733,921
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

642,800	*	Talen Energy Corp	$7,495,048
		TOTAL UTILITIES	97,003,294

		TOTAL COMMON STOCKS	2,841,636,552
		(Cost $2,649,662,284)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 6.6%

GOVERNMENT AGENCY DEBT - 1.7%
$29,200,000	d	Federal Home Loan Bank (FHLB)	0.200%	05/02/16	29,200,000
19,700,000	d	FHLB	0.245	05/25/16	19,696,848
		TOTAL GOVERNMENT AGENCY DEBT			48,896,848

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.9%
138,701,199	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	138,701,199
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	138,701,199

		TOTAL SHORT-TERM INVESTMENTS	187,598,047
		(Cost $187,597,819)
		TOTAL INVESTMENTS - 105.9%	3,029,234,599
		(Cost $2,837,260,103)
		OTHER ASSETS & LIABILITIES, NET - (5.9)%	(168,003,194)
		NET ASSETS - 100.0%	$2,861,231,405

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $132,598,985.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swaps agreements.
54

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.8%
13,314		BorgWarner, Inc	$478,239
16,566		Delphi Automotive plc	1,219,755
1,288,424		Ford Motor Co	17,471,029
92,177		Harley-Davidson, Inc	4,408,826
303,890		Johnson Controls, Inc	12,581,046
22,556	*	Modine Manufacturing Co	243,830
38,837	*,e	Tesla Motors, Inc	9,350,396
		TOTAL AUTOMOBILES & COMPONENTS	45,753,121

BANKS - 3.8%
1,736		1st Source Corp	59,788
22,700		Ameris Bancorp	712,780
40,882		Apollo Residential Mortgage	554,360
1,681		Arrow Financial Corp	47,337
20,257		Associated Banc-Corp	369,488
4,424		Astoria Financial Corp	66,537
11,989		Bank Mutual Corp	96,871
6,214		Bank of Hawaii Corp	425,100
15,284		Bank of the Ozarks, Inc	631,229
3,518		Banner Corp	150,500
430,779		BB&T Corp	15,240,961
2,381		BBCN Bancorp, Inc	37,191
5,145		Berkshire Hills Bancorp, Inc	139,635
14,376		Boston Private Financial Holdings, Inc	175,675
9,648		Brookline Bancorp, Inc	109,794
8,111		Bryn Mawr Bank Corp	230,515
1,251		Camden National Corp	54,431
12,228		Capital Bank Financial Corp	369,652
1,470		Capitol Federal Financial	19,536
17,066		Cardinal Financial Corp	377,671
690		Cathay General Bancorp	21,059
32,682		Centerstate Banks of Florida, Inc	532,390
46,146		CIT Group, Inc	1,595,267
3,672		City Holding Co	180,369
11,338		CoBiz, Inc	137,303
440		Columbia Banking System, Inc	12,976
65,875		Comerica, Inc	2,924,850
279		Commerce Bancshares, Inc	13,063
797		Community Bank System, Inc	31,537
1,572		Community Trust Bancorp, Inc	56,388
3,270	e	Cullen/Frost Bankers, Inc	209,247
19,230	*	Customers Bancorp, Inc	499,595
3,717		East West Bancorp, Inc	139,350
20,125	*	FCB Financial Holdings, Inc	703,369
12,279		Federal Agricultural Mortgage Corp (Class C)	499,510
55

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,538		First Bancorp (NC)	$72,175
16,895		First Commonwealth Financial Corp	155,096
5,287		First Community Bancshares, Inc	110,022
977		First Financial Corp	34,615
6,758		First Interstate Bancsystem, Inc	183,142
16,967		First Merchants Corp	435,204
574		First Niagara Financial Group, Inc	6,061
2,724		Flushing Financial Corp	54,344
1,130		FNB Corp	14,939
540		Glacier Bancorp, Inc	13,981
4,978		Great Southern Bancorp, Inc	188,467
1,279		Hancock Holding Co	33,216
10,400		Heartland Financial USA, Inc	348,504
19,452		Heritage Financial Corp	358,889
9,186	*	HomeStreet, Inc	197,958
11,462	*	HomeTrust Bancshares, Inc	212,620
2,618		IBERIABANK Corp	154,436
5,708		Investors Bancorp, Inc	65,927
653,676		Keycorp	8,033,678
11,032		Lakeland Bancorp, Inc	122,345
9,021		Lakeland Financial Corp	426,603
111,679		M&T Bank Corp	13,213,859
17,553	*	MGIC Investment Corp	126,908
6,254		National Bank Holdings Corp	125,017
310		NBT Bancorp, Inc	8,785
60,219		New York Community Bancorp, Inc	905,092
22,664		Northfield Bancorp, Inc	359,451
11,696		OFG Bancorp	103,276
7,838		Old National Bancorp	105,029
7,192		Opus Bank	259,775
8,836		PacWest Bancorp	353,263
2,510		Peoples Bancorp, Inc	53,940
982	e	People’s United Financial, Inc	15,221
7,580	*	PHH Corp	97,251
6,391		Pinnacle Financial Partners, Inc	314,245
194,610		PNC Financial Services Group, Inc	17,082,866
48,562		Popular, Inc	1,443,263
12,870		PrivateBancorp, Inc	535,521
21,071		Provident Financial Services, Inc	420,999
187,368		Radian Group, Inc	2,396,437
1,781		Republic Bancorp, Inc (Class A)	48,639
3,278		S&T Bancorp, Inc	84,146
4,034		Southside Bancshares, Inc	117,833
6,312		State Bank & Trust Co	131,795
8,551		Stock Yards Bancorp, Inc	345,802
11,029	*	SVB Financial Group	1,150,104
429		TCF Financial Corp	5,852
870	*	Texas Capital Bancshares, Inc	39,863
17,614	*	The Bancorp, Inc	99,871
8,474	e	TowneBank	177,954
1,788		Trico Bancshares	48,133
7,982	*	Tristate Capital Holdings, Inc	106,640
350		Trustmark Corp	8,579
56

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,167		UMB Financial Corp	$120,810
650		Umpqua Holdings Corp	10,290
1,980	e	United Bankshares, Inc	76,606
6,589		United Financial Bancorp, Inc (New)	85,525
4,242		Univest Corp of Pennsylvania	83,737
488,738		US Bancorp	20,864,225
18,667	*	Walker & Dunlop, Inc	411,607
6,764	*	Walter Investment Management Corp	49,039
4,365		Washington Trust Bancorp, Inc	159,890
3,230		Webster Financial Corp	118,347
1,553	e	Westamerica Bancorporation	75,662
13,557	*	Western Alliance Bancorp	495,915
12,624		Wilshire Bancorp, Inc	135,961
230		Wintrust Financial Corp	11,965
3,911		WSFS Financial Corp	133,522
14,360		Zions Bancorporation	395,187
		TOTAL BANKS	102,161,243

CAPITAL GOODS - 5.8%
150,000		3M Co	25,107,000
5,778		A.O. Smith Corp	446,177
8,341	e	Advanced Drainage Systems, Inc	192,844
1,328		American Science & Engineering, Inc	38,047
180,779		Ametek, Inc	8,693,662
286		Applied Industrial Technologies, Inc	13,107
2,250		Argan, Inc	76,905
46,198		Barnes Group, Inc	1,500,973
419	*	Beacon Roofing Supply, Inc	17,904
9,760		Briggs & Stratton Corp	206,619
46,759	*	Builders FirstSource, Inc	518,557
121,895		Caterpillar, Inc	9,473,679
4,135	*	Colfax Corp	134,098
84,493		Cummins, Inc	9,888,216
202,777		Danaher Corp	19,618,675
132,425	e	Deere & Co	11,138,267
27,134		Dover Corp	1,782,704
137,592		Eaton Corp	8,705,446
1,365		EMCOR Group, Inc	66,175
6,232	*	Esterline Technologies Corp	427,889
59,517	e	Fastenal Co	2,784,800
5,388		Fluor Corp	294,508
300	e	GATX Corp	13,782
7,479		Graco, Inc	586,279
245		Granite Construction, Inc	10,925
1,410		H&E Equipment Services, Inc	28,524
17,572		Hexcel Corp	795,484
160,759		Illinois Tool Works, Inc	16,802,531
53,624		Ingersoll-Rand plc	3,514,517
500	*	Jacobs Engineering Group, Inc	22,290
5,879	*	KEYW Holding Corp	40,506
7,720		Lincoln Electric Holdings, Inc	483,812
185,696		Masco Corp	5,702,724
21,542	*	Meritor, Inc	183,107
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

447	*	Middleby Corp	$49,009
2,279		MSC Industrial Direct Co (Class A)	176,623
3,829	*	MYR Group, Inc	97,678
3,153		Nordson Corp	241,930
66,007		Owens Corning, Inc	3,040,943
115,342		Paccar, Inc	6,794,797
13,733		Parker Hannifin Corp	1,593,303
41,937		Pentair plc	2,435,701
30,018	*,e	Plug Power, Inc	61,837
44,063	*	Quanta Services, Inc	1,045,174
37,955		Rockwell Automation, Inc	4,306,754
24,347		Rockwell Collins, Inc	2,147,162
14,759		Roper Industries, Inc	2,598,912
2,611	*	Rush Enterprises, Inc (Class A)	51,411
2,702		TAL International Group, Inc	46,204
1,401		Timken Co	49,918
3,116	*,e	Titan Machinery, Inc	40,508
15,096	*	United Rentals, Inc	1,010,375
1,485	*	Veritiv Corp	60,915
1,480	e	W.W. Grainger, Inc	347,090
10,000	*	Wabash National Corp	142,500
1,355	*,e	WESCO International, Inc	79,660
6,028		Woodward Governor Co	326,778
4,656		Xylem, Inc	194,528
		TOTAL CAPITAL GOODS	156,250,443

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
540		ABM Industries, Inc	17,372
31,088		Acacia Research (Acacia Technologies)	149,844
149,459	*	ACCO Brands Corp	1,425,839
305		Brink’s Co	10,321
3,343		CEB, Inc	206,230
3,781		Ceco Environmental Corp	24,955
84,768	*	Copart, Inc	3,631,461
650		Covanta Holding Corp	10,569
7,924		Deluxe Corp	497,469
32,884		Dun & Bradstreet Corp	3,630,722
38,728		Equifax, Inc	4,657,042
290		Essendant, Inc	8,929
18,325		Exponent, Inc	913,318
4,282		Heidrick & Struggles International, Inc	84,484
5,092		HNI Corp	222,622
3,579	*	IHS, Inc (Class A)	440,861
6,346		Insperity, Inc	334,878
5,010		Interface, Inc	85,270
1,760		Kelly Services, Inc (Class A)	33,035
5,758		Kimball International, Inc (Class B)	67,023
590		Knoll, Inc	13,776
690		Korn/Ferry International	18,727
10,228		Manpower, Inc	787,863
3,562	*	Mistras Group, Inc	86,806
430		Mobile Mini, Inc	13,867
8,831	*	Navigant Consulting, Inc	140,943
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

970	*	On Assignment, Inc	$34,978
45,468		R.R. Donnelley & Sons Co	791,143
6,963		Resources Connection, Inc	102,844
61,470		Robert Half International, Inc	2,354,916
4,160	*	RPX Corp	46,093
1,210		Steelcase, Inc (Class A)	18,465
5,080	*	Team, Inc	145,948
10,180		Tetra Tech, Inc	299,292
2,825	*	TriNet Group, Inc	46,951
11,278		Viad Corp	335,521
40,482		Waste Management, Inc	2,379,937
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,070,314

CONSUMER DURABLES & APPAREL - 1.4%
5,202		CalAtlantic Group, Inc	168,389
13,930		Callaway Golf Co	130,106
396		Columbia Sportswear Co	23,194
1,530		CSS Industries, Inc	42,779
490	e	Ethan Allen Interiors, Inc	16,680
53,158		Hanesbrands, Inc	1,543,177
258		Hasbro, Inc	21,837
2,202	*	Helen of Troy Ltd	219,165
22,739	*	Kate Spade & Co	585,074
202,478		Mattel, Inc	6,295,041
7,028	*	Meritage Homes Corp	239,163
595	*	Michael Kors Holdings Ltd	30,738
3,220	*	Mohawk Industries, Inc	620,269
6,980		Movado Group, Inc	196,906
5,166		Newell Rubbermaid, Inc	235,260
350,244		Nike, Inc (Class B)	20,643,381
1,614		Phillips-Van Heusen Corp	154,298
397		Pool Corp	34,702
399	*	Tempur-Pedic International, Inc	24,207
42,583	*,e	Under Armour, Inc (Class A)	1,871,097
4,706	*	Unifi, Inc	121,226
54,516		VF Corp	3,437,234
587		Weyco Group, Inc	16,459
3,389		Whirlpool Corp	590,160
		TOTAL CONSUMER DURABLES & APPAREL	37,260,542

CONSUMER SERVICES - 2.9%
1,289		Bob Evans Farms, Inc	58,701
4,297	*	Bright Horizons Family Solutions	281,969
7,805		Brinker International, Inc	361,528
31,413		Choice Hotels International, Inc	1,591,383
33,819		Darden Restaurants, Inc	2,105,233
320		DineEquity, Inc	27,520
9,607		Domino’s Pizza, Inc	1,161,294
1,850		Dunkin Brands Group, Inc	86,025
359		Jack in the Box, Inc	24,250
149,371	e	Marriott International, Inc (Class A)	10,469,413
208,766		McDonald’s Corp	26,406,811
178,343	*	MGM Resorts International	3,798,706
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

16,650	*	Popeyes Louisiana Kitchen, Inc	$895,104
15,819		Royal Caribbean Cruises Ltd	1,224,391
39,632	*	Ruby Tuesday, Inc	174,381
38,369		Service Corp International	1,023,301
25,999	*	ServiceMaster Global Holdings, Inc	996,282
9,766		Sonic Corp	335,657
396,244		Starbucks Corp	22,280,800
55,313		Starwood Hotels & Resorts Worldwide, Inc	4,529,028
190		Vail Resorts, Inc	24,632
		TOTAL CONSUMER SERVICES	77,856,409

DIVERSIFIED FINANCIALS - 6.0%
52,376	*	Ally Financial, Inc	932,816
270,048		American Express Co	17,669,240
1,075		Ameriprise Financial, Inc	103,092
437,091		Bank of New York Mellon Corp	17,588,542
49,451		BlackRock, Inc	17,620,875
430		CBOE Holdings, Inc	26,643
518,083		Charles Schwab Corp	14,718,738
124,077		CME Group, Inc	11,403,917
280		Cohen & Steers, Inc	10,996
5,881	*,e	Credit Acceptance Corp	1,154,264
241,166		Discover Financial Services	13,570,411
2,390		Factset Research Systems, Inc	360,292
191,250		Franklin Resources, Inc	7,141,275
9,333	*	Green Dot Corp	207,473
53,137		IntercontinentalExchange Group, Inc	12,754,474
203,789		Invesco Ltd	6,319,497
23,497		Janus Capital Group, Inc	343,056
24,238		Legg Mason, Inc	778,282
29,667		NASDAQ OMX Group, Inc	1,830,751
3,942		Nelnet, Inc (Class A)	165,209
199,140		Northern Trust Corp	14,154,871
4,106	*	Pico Holdings, Inc	40,773
3,216	*	Safeguard Scientifics, Inc	44,381
185,701		State Street Corp	11,569,172
113,676		T Rowe Price Group, Inc	8,558,666
3,000		TD Ameritrade Holding Corp	89,490
25,591		Voya Financial, Inc	830,940
19,340	e	WisdomTree Investments, Inc	210,613
		TOTAL DIVERSIFIED FINANCIALS	160,198,749

ENERGY - 6.8%
130,417		Apache Corp	7,094,685
1,665		Archrock, Inc	16,400
6,796	e	Atwood Oceanics, Inc	65,649
89,631		Baker Hughes, Inc	4,334,555
93,320	*	Callon Petroleum Co	980,793
2,638	e	CARBO Ceramics, Inc	39,174
78,257	*	Cheniere Energy, Inc	3,042,632
37,587		Cimarex Energy Co	4,092,473
97,571	*,e	Clean Energy Fuels Corp	279,053
237,723		Columbia Pipeline Group, Inc	6,090,463
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,655	*	Concho Resources, Inc	$1,237,791
185,845		ConocoPhillips	8,881,533
106,343	*,e	Continental Resources, Inc	3,962,340
2,470		Delek US Holdings, Inc	39,248
142,795	*	Devon Energy Corp	4,952,131
1,150		Energen Corp	48,864
194,192		EOG Resources, Inc	16,044,143
35,229		EQT Corp	2,469,553
3,777	*	FMC Technologies, Inc	115,161
3,180	*,e	Geospace Technologies Corp	52,025
6,722		Green Plains Renewable Energy, Inc	121,668
140,849		Hess Corp	8,397,417
300,398		Kinder Morgan, Inc	5,335,068
234,465		Marathon Oil Corp	3,303,612
198,607		Marathon Petroleum Corp	7,761,562
5,304	*	Matrix Service Co	99,927
184,819		National Oilwell Varco, Inc	6,660,877
6,500	*	Natural Gas Services Group, Inc	149,435
29,234	*	Newfield Exploration Co	1,059,733
125,112		Noble Energy, Inc	4,517,794
3,520	*	Oasis Petroleum, Inc	34,109
208,138		Occidental Petroleum Corp	15,953,778
458		Oceaneering International, Inc	16,786
422	*	Oil States International, Inc	14,618
45,345		Oneok, Inc	1,639,222
8,658	*	PDC Energy, Inc	543,636
173,433		Phillips 66	14,240,584
57,667		Pioneer Natural Resources Co	9,578,489
1,928	e	Range Resources Corp	85,044
2,148	*	RigNet, Inc	36,731
133,183		Schlumberger Ltd	10,699,922
79	*	SEACOR Holdings, Inc	4,643
26,088	e	SM Energy Co	812,902
15,048	*,e	Southwestern Energy Co	202,095
336,489		Spectra Energy Corp	10,522,011
31,883		Superior Energy Services	537,547
6,235		Tesco Corp	58,983
16,701		Tesoro Corp	1,330,903
14,184	*	Tetra Technologies, Inc	102,125
13,893	*,e	Unit Corp	175,885
2,713	e	US Silica Holdings Inc	69,317
90,816		Valero Energy Corp	5,346,338
394,624	*	Weatherford International Ltd	3,208,293
66,832		Western Refining, Inc	1,788,424
183,839		Williams Cos, Inc	3,564,638
		TOTAL ENERGY	181,812,782

FOOD & STAPLES RETAILING - 1.1%
3,418		Casey’s General Stores, Inc	382,816
331,206		Kroger Co	11,721,380
5,390	*,e	Natural Grocers by Vitamin C	72,011
970		Pricesmart, Inc	83,944
4,686		Spartan Stores, Inc	129,802
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

312,462		Sysco Corp	$14,395,124
580		Weis Markets, Inc	26,402
71,214		Whole Foods Market, Inc	2,070,903
		TOTAL FOOD & STAPLES RETAILING	28,882,382

FOOD, BEVERAGE & TOBACCO - 4.5%
522		Alico, Inc	15,091
8,587		Bunge Ltd	536,687
95,721		Campbell Soup Co	5,906,943
46,939		ConAgra Foods, Inc	2,091,602
5,840	*	Darling International, Inc	84,622
27,105		Dr Pepper Snapple Group, Inc	2,464,115
4,635		Flowers Foods, Inc	88,807
274,262		General Mills, Inc	16,823,231
3,800	*	Hain Celestial Group, Inc	159,068
70,402		Hormel Foods Corp	2,713,997
11,509		J.M. Smucker Co	1,461,413
189,600		Kellogg Co	14,563,176
239,031		Kraft Heinz Co	18,661,150
4,569	*	Landec Corp	51,401
6,572		McCormick & Co, Inc	616,322
27,407		Mead Johnson Nutrition Co	2,388,520
472,835		Mondelez International, Inc	20,312,992
15,621	*	Omega Protein Corp	290,394
302,329		PepsiCo, Inc	31,127,794
1,449	*	Seneca Foods Corp	47,223
674	*	TreeHouse Foods, Inc	59,582
		TOTAL FOOD, BEVERAGE & TOBACCO	120,464,130

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
4,035		Abaxis, Inc	182,866
14,457	*	Acadia Healthcare Co, Inc	913,538
589		Aceto Corp	13,211
7,035	*,e	Air Methods Corp	260,154
22,387	*	Alere, Inc	873,093
8,979	*	Align Technology, Inc	648,194
35,952	*	Amedisys, Inc	1,851,168
87,979		AmerisourceBergen Corp	7,487,013
21,087	*	AMN Healthcare Services, Inc	748,799
9,057	*	Amsurg Corp	733,436
5,424		Analogic Corp	428,442
4,439	*	Angiodynamics, Inc	54,378
72,129		Anthem, Inc	10,153,599
27,837	*,e	athenahealth, Inc	3,710,672
18,911	*	AtriCure, Inc	300,685
106,199		Becton Dickinson & Co	17,125,651
30,852	*	Brookdale Senior Living, Inc	569,528
13,370	*	Capital Senior Living Corp	268,202
142,328		Cardinal Health, Inc	11,167,055
42,468	*	Centene Corp	2,631,317
55,734	*	Cerner Corp	3,128,907
54,341	*	Cerus Corp	340,175
3,151		Chemed Corp	408,937
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

109,013		Cigna Corp	$15,102,661
8,003	e	Computer Programs & Systems, Inc	410,794
4,329	*	Corvel Corp	195,671
1,063		DENTSPLY SIRONA, Inc	63,355
37,912	*	Edwards Lifesciences Corp	4,026,633
14,577	*	Envision Healthcare Holdings, Inc	329,877
16,337	*	ExamWorks Group, Inc	588,949
26,220	*,e	GenMark Diagnostics, Inc	154,960
1,539	*	Greatbatch, Inc	53,557
300	*	Haemonetics Corp	9,729
3,802	*	HealthStream, Inc	86,001
20,417	*	Healthways, Inc	237,858
3,584	*	Henry Schein, Inc	604,621
2,640	*	HMS Holdings Corp	44,590
43,174	*	Hologic, Inc	1,450,215
51,511		Humana, Inc	9,121,053
24,622	*	Idexx Laboratories, Inc	2,076,866
18,008	*	Laboratory Corp of America Holdings	2,256,762
1,716		Landauer, Inc	59,614
11,874	*,e	LDR Holding Corp	320,004
9,359	*	LHC Group, Inc	377,542
21,680	*	LifePoint Health, Inc	1,464,701
4,952	*	Magellan Health Services, Inc	348,918
9,720	*	Medidata Solutions, Inc	424,084
26,417	*	Merit Medical Systems, Inc	534,944
20,380	*	Molina Healthcare, Inc	1,054,869
19,779	*	Natus Medical, Inc	630,357
11,035	*	NxStage Medical, Inc	177,884
25,565	*	Omnicell, Inc	814,501
10,653	*	OraSure Technologies, Inc	76,488
10,906		Patterson Cos, Inc	472,775
21,433	*	PharMerica Corp	506,676
1,887	*	Premier, Inc	63,799
9,645	*	Providence Service Corp	480,707
1,816		Quality Systems, Inc	25,569
5,122	*	Quidel Corp	88,611
25,215		Resmed, Inc	1,406,997
14,148	*	Select Medical Holdings Corp	189,300
7,472	*,e	Spectranetics Corp	127,024
9,466	*,e	Staar Surgical Co	72,983
8,077	*	Surgical Care Affiliates, Inc	390,523
17,374	*	Triple-S Management Corp (Class B)	452,419
17,940		Universal American Corp	133,474
8,920		US Physical Therapy, Inc	444,751
500	*	Varian Medical Systems, Inc	40,590
12,420	*	Vascular Solutions, Inc	434,079
14,899	*	VCA Antech, Inc	938,190
18,508	*	Vocera Communications, Inc	216,914
6,388	*	Wright Medical Group NV	119,967
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	113,702,426

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
2,378		Clorox Co	297,797
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

263,164		Colgate-Palmolive Co	$18,663,591
51,678		Estee Lauder Cos (Class A)	4,954,370
40,204		Kimberly-Clark Corp	5,033,139
11,539		Medifast, Inc	363,824
5,669	e	Natural Health Trends Corp	205,161
475,958		Procter & Gamble Co	38,133,755
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	67,651,637

INSURANCE - 5.3%
247,849		Aflac, Inc	17,094,145
5,145		Arthur J. Gallagher & Co	236,876
32,636		Aspen Insurance Holdings Ltd	1,512,679
8,868		Axis Capital Holdings Ltd	472,398
310,396	*	Berkshire Hathaway, Inc (Class B)	45,156,410
157,312		Chubb Ltd	18,540,793
476		Employers Holdings, Inc	14,137
290	*	Enstar Group Ltd	45,948
3,280		First American Financial Corp	118,146
111,278		Hartford Financial Services Group, Inc	4,938,518
400		Kemper Corp	12,384
26,627		Loews Corp	1,056,559
98,755		Marsh & McLennan Cos, Inc	6,236,378
117,053		Principal Financial Group	4,995,822
273,774		Progressive Corp	8,925,032
192,025		Prudential Financial, Inc	14,908,821
200		Reinsurance Group of America, Inc (Class A)	19,044
10,711		RenaissanceRe Holdings Ltd	1,187,957
13,769		Stewart Information Services Corp	479,437
146,087		Travelers Cos, Inc	16,054,961
		TOTAL INSURANCE	142,006,445

MATERIALS - 4.0%
113,747		Air Products & Chemicals, Inc	16,594,550
3,402		Albemarle Corp	225,076
7,701		Aptargroup, Inc	585,276
66,813		Avery Dennison Corp	4,851,292
23,667		Ball Corp	1,689,351
791		Bemis Co, Inc	39,692
2,310		Carpenter Technology Corp	81,797
17,130		Celanese Corp (Series A)	1,211,091
31,721	*	Century Aluminum Co	279,779
1,826	*	Clearwater Paper Corp	109,085
46,693		Commercial Metals Co	836,739
4,705	e	Compass Minerals International, Inc	352,687
14,217		Eastman Chemical Co	1,085,894
134,228		Ecolab, Inc	15,433,535
2,950	*	Ferro Corp	37,583
12,034	*,e	Flotek Industries, Inc	113,721
26,314		H.B. Fuller Co	1,176,762
1,039		Hawkins, Inc	40,656
7,648		Innophos Holdings, Inc	282,670
3,111		International Flavors & Fragrances, Inc	371,671
99,782		International Paper Co	4,317,567
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

510	*	Kraton Polymers LLC	$11,582
63,130	*	Louisiana-Pacific Corp	1,073,210
141,588		LyondellBasell Industries AF S.C.A	11,705,080
14,012		Minerals Technologies, Inc	839,319
45,313		Mosaic Co	1,268,311
420		Neenah Paper, Inc	27,338
214,304		Nucor Corp	10,668,053
3,500		PolyOne Corp	125,930
7,823		PPG Industries, Inc	863,581
126,084		Praxair, Inc	14,809,827
274		Quaker Chemical Corp	24,402
2,337		Reliance Steel & Aluminum Co	172,868
55,648		Royal Gold, Inc	3,484,678
4,126		Schnitzer Steel Industries, Inc (Class A)	85,078
6,530		Sealed Air Corp	309,261
15,560		Sherwin-Williams Co	4,470,544
840		Stepan Co	51,484
28,446	*,e	Stillwater Mining Co	347,041
6,537	*	Trinseo S.A.	279,718
22,021		Valspar Corp	2,349,421
67,182		WestRock Co	2,811,567
45,328	*	Worthington Industries, Inc	1,711,132
		TOTAL MATERIALS	107,205,899

MEDIA - 3.5%
24,564	*,e	Charter Communications, Inc	5,213,463
8,053		Cinemark Holdings, Inc	279,036
54,300	e	Clear Channel Outdoor Holdings, Inc (Class A)	277,473
146,657	*	Discovery Communications, Inc (Class A)	4,005,203
197,556	*	Discovery Communications, Inc (Class C)	5,290,550
19,509	*,e	DreamWorks Animation SKG, Inc (Class A)	778,799
12,529	*	Entercom Communications Corp (Class A)	142,079
51,238		Entravision Communications Corp (Class A)	407,342
3,930	*	Gray Television, Inc	50,501
2,205		John Wiley & Sons, Inc (Class A)	109,346
15,223	*	Liberty Broadband Corp (Class A)	872,582
21,053	*	Media General, Inc	364,849
85,700		New York Times Co (Class A)	1,098,674
320		Scholastic Corp	11,642
5,846		Scripps Networks Interactive (Class A)	364,498
23,476	e	Sinclair Broadcast Group, Inc (Class A)	752,875
97,213		Time Warner Cable, Inc	20,619,849
249,678		Time Warner, Inc	18,760,805
335,366		Walt Disney Co	34,629,893
		TOTAL MEDIA	94,029,459

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
29,858	*,e	Acadia Pharmaceuticals, Inc	964,413
150,551		Agilent Technologies, Inc	6,160,547
82,270	*,e	Akorn, Inc	2,093,771
55,485	*	Alexion Pharmaceuticals, Inc	7,727,951
166,755		Amgen, Inc	26,397,316
52,762	*	Ariad Pharmaceuticals, Inc	378,831
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

57,235	*	Biogen Idec, Inc	$15,739,053
38,322	*	BioMarin Pharmaceutical, Inc	3,245,107
16,269	*,e	Bluebird Bio, Inc	721,530
392,765		Bristol-Myers Squibb Co	28,349,778
26,442	*	Cambrex Corp	1,275,562
179,391	*	Celgene Corp	18,550,823
22,795	*,e	Cempra, Inc	385,919
21,898	*	Cepheid, Inc	624,969
69,018	*,e	Depomed, Inc	1,199,533
5,043	*,e	Fluidigm Corp	48,312
292,643		Gilead Sciences, Inc	25,814,039
870	*,e	Immunogen, Inc	5,959
17,165	*,e	Immunomedics, Inc	60,936
42,863	*,e	Inovio Pharmaceuticals, Inc	449,204
18,809	*	Intra-Cellular Therapies, Inc	645,525
21,127	*,e	Ionis Pharmaceuticals, Inc	865,573
13,244	*,e	Ironwood Pharmaceuticals, Inc	138,400
452,759		Johnson & Johnson	50,745,229
14,627	*,e	Kite Pharma, Inc	676,938
572,843		Merck & Co, Inc	31,414,710
870	*	Mettler-Toledo International, Inc	311,416
42,183	*,e	MiMedx Group, Inc	317,638
91,708	*	Nektar Therapeutics	1,437,981
89,462	*,e	Opko Health, Inc	961,717
146,030	*,e	Orexigen Therapeutics, Inc	65,275
4,875		PerkinElmer, Inc	245,798
31,439	*	Prestige Brands Holdings, Inc	1,785,106
22,411	*	Prothena Corp plc	967,931
9,644	*	Quintiles Transnational Holdings, Inc	666,111
19,457	*,e	Relypsa, Inc	352,172
47,907	*,e	Sangamo Biosciences, Inc	301,814
46,751	*,e	Sarepta Therapeutics, Inc	663,397
17,810	*	Sucampo Pharmaceuticals, Inc (Class A)	191,992
3,836	*,e	TESARO, Inc	158,964
47,457	*	Tetraphase Pharmaceuticals, Inc	265,759
131,438		Thermo Electron Corp	18,959,932
69,864	*	Vertex Pharmaceuticals, Inc	5,892,330
23,584	*	Waters Corp	3,069,693
58,929	*	Xenoport, Inc	259,288
11,860	*,e	Zafgen, Inc	75,548
167,218		Zoetis Inc	7,864,263
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	269,494,053

REAL ESTATE - 4.7%
8,135		American Campus Communities, Inc	364,041
172,248		American Tower Corp	18,065,370
616,689		Annaly Capital Management, Inc	6,425,899
1,000		AvalonBay Communities, Inc	176,790
48,024		Boston Properties, Inc	6,188,373
78,489	*	CBRE Group, Inc	2,325,629
17,160		Coresite Realty	1,285,799
138,457		Crown Castle International Corp	12,029,144
2,518		Digital Realty Trust, Inc	221,534
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,358		Douglas Emmett, Inc	$271,217
58,576		Duke Realty Corp	1,281,057
22,025		Equinix, Inc	7,275,959
515		Equity One, Inc	14,575
73,501		Equity Residential	5,003,213
3,961		Federal Realty Investment Trust	602,389
33,420		First Industrial Realty Trust, Inc	766,655
1,693		Forest City Realty Trust, Inc	35,181
540		Franklin Street Properties Corp	5,735
219,210		HCP, Inc	7,415,874
4,940		Healthcare Realty Trust, Inc	149,583
290,281		Host Marriott Corp	4,592,245
4,700		Invesco Mortgage Capital, Inc	60,395
50,982		Iron Mountain, Inc	1,862,373
19,343	*	iStar Financial, Inc	189,561
8		Jones Lang LaSalle, Inc	921
266		Kilroy Realty Corp	17,239
15,135		Liberty Property Trust	528,212
20,078		Macerich Co	1,527,534
540		Piedmont Office Realty Trust, Inc	10,751
3,580		Post Properties, Inc	205,349
211,234		Prologis, Inc	9,592,136
140		PS Business Parks, Inc	13,406
34,457		Ryman Hospitality Properties	1,775,569
99,178		Simon Property Group, Inc	19,951,638
500		UDR, Inc	17,460
39,642		Ventas, Inc	2,462,561
55,605		Vornado Realty Trust	5,323,067
297		Washington REIT	8,515
75,037		Welltower, Inc	5,209,069
14,848		Weyerhaeuser Co	476,918
		TOTAL REAL ESTATE	123,728,936

RETAILING - 3.3%
29,746	*	1-800-FLOWERS.COM, Inc (Class A)	233,506
2,432		Aaron’s, Inc	63,743
50,729	e	American Eagle Outfitters, Inc	725,932
1,397	*	America’s Car-Mart, Inc	37,118
15,901	*	AutoZone, Inc	12,167,922
79,998	*	Bed Bath & Beyond, Inc	3,777,506
53,182		Best Buy Co, Inc	1,706,079
3,317		Big 5 Sporting Goods Corp	40,103
7,121		Blue Nile, Inc	183,579
250	e	Buckle, Inc	7,235
2,688	*	Cabela’s, Inc	140,179
37,531	*,e	Carmax, Inc	1,987,266
9		Chico’s FAS, Inc	113
13,497		DSW, Inc (Class A)	331,621
1,820		Finish Line, Inc (Class A)	35,945
7,586	*	Francesca’s Holdings Corp	125,928
13,136	*	FTD Cos, Inc	365,312
2	e	GameStop Corp (Class A)	66
204,445	e	Gap, Inc	4,739,035
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,830		GNC Holdings, Inc	$215,099
155,316	*	Groupon, Inc	562,244
12,226		Haverty Furniture Cos, Inc	228,259
11,044		HSN, Inc	585,663
10,388		Kirkland’s, Inc	170,571
93,965		Kohl’s Corp	4,162,649
8,191	*	Lands’ End, Inc	199,287
7,610	*	LKQ Corp	243,900
280,474		Lowe’s Companies, Inc	21,321,634
4,455	*	MarineMax, Inc	84,690
168,389	*	NetFlix, Inc	15,160,062
26,766	e	Nordstrom, Inc	1,368,546
17,354		Nutri/System, Inc	382,135
96,086	*	Office Depot, Inc	564,986
2,957	e	Outerwall, Inc	122,154
8,631	*	Overstock.com, Inc	125,926
14,574	e	PetMed Express, Inc	266,704
12,005		Pier 1 Imports, Inc	82,714
101,252		Ross Stores, Inc	5,749,089
5,448	*	Sally Beauty Holdings, Inc	171,067
9,342		Shoe Carnival, Inc	239,435
24,879	*	Shutterfly, Inc	1,143,936
5,696	e	Stage Stores, Inc	41,923
226,633		Staples, Inc	2,311,657
15,115		Stein Mart, Inc	109,433
6,435		Tiffany & Co	459,137
15,754		Tractor Supply Co	1,491,274
17,401	*	Ulta Salon Cosmetics & Fragrance, Inc	3,624,280
5	e	Williams-Sonoma, Inc	294
860		Winmark Corp	81,872
		TOTAL RETAILING	87,938,808

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
25,961	*,e	Advanced Micro Devices, Inc	92,162
43,692		Analog Devices, Inc	2,460,733
689,292		Applied Materials, Inc	14,109,807
11,151	*	Cirrus Logic, Inc	402,551
24,001	*	Integrated Device Technology, Inc	462,739
913,426		Intel Corp	27,658,540
8,578		Lam Research Corp	655,359
116,799		Nvidia Corp	4,149,869
217,373	*	ON Semiconductor Corp	2,058,522
370,613		Qualcomm, Inc	18,723,369
43,222		Skyworks Solutions, Inc	2,888,094
35,399	*,e	SunPower Corp	712,936
15,470		Teradyne, Inc	292,538
348,081		Texas Instruments, Inc	19,854,540
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	94,521,759

SOFTWARE & SERVICES - 12.3%
189,040		Accenture plc	21,346,397
21,502	*	Actua Corp	203,839
195,711	*	Adobe Systems, Inc	18,439,890
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

43,257	*	Alphabet, Inc (Class A)	$30,620,765
44,203	*	Alphabet, Inc (Class C)	30,633,121
39,278	*,e	Angie’s List, Inc	343,682
687	*	Aspen Technology, Inc	26,127
78,354	*	Autodesk, Inc	4,687,136
114,577		Automatic Data Processing, Inc	10,133,190
14,312		Blackbaud, Inc	884,052
49,794		Broadridge Financial Solutions, Inc	2,979,673
194,356		CA, Inc	5,764,599
9,420	*	Cadence Design Systems, Inc	218,450
2,010	*,e	Cimpress NV	176,619
16,964	*	Citrix Systems, Inc	1,388,334
265,272	*	Cognizant Technology Solutions Corp (Class A)	15,483,927
34,741	*	comScore, Inc	1,063,769
5,337		Convergys Corp	141,430
18,210		CSG Systems International, Inc	808,160
6,960	*	DHI Group, Inc	49,486
21,148	*	Ellie Mae, Inc	1,767,973
4,854	*,e	EnerNOC, Inc	33,104
6,786	*	ExlService Holdings, Inc	328,375
5,777		Fair Isaac Corp	616,464
14,902	*	FleetCor Technologies, Inc	2,305,055
128,323	*,e	Glu Mobile, Inc	342,622
10,911	*	inContact, Inc	101,581
10,181	*	Infoblox, Inc	170,328
13,275	*	Internap Network Services Corp	30,267
195,109		International Business Machines Corp	28,474,208
150,953		Intuit, Inc	15,229,648
34,670		j2 Global, Inc	2,202,238
14,246		Jack Henry & Associates, Inc	1,154,353
32,415	*	Liquidity Services, Inc	180,876
4,363	*	LogMeIn, Inc	260,471
35,770	*	Manhattan Associates, Inc	2,165,516
23,167	*	Marketo, Inc	509,442
256,346		Mastercard, Inc (Class A)	24,862,999
12,164		MAXIMUS, Inc	643,476
119,146	*	Monster Worldwide, Inc	381,267
2,864	*	NetSuite, Inc	232,099
10,078	*,e	NeuStar, Inc (Class A)	236,732
700,563		Oracle Corp	27,924,441
38,145		Paychex, Inc	1,988,117
24,040	*	Perficient, Inc	501,955
1,618	*	PROS Holdings, Inc	19,028
16,107	*	QLIK Technologies, Inc	495,935
17,879	*	Qualys, Inc	450,193
24,510	*	Quotient Technology, Inc	284,806
27,097	*	RetailMeNot, Inc	228,428
24,564	*	RingCentral, Inc	468,681
2,916	*	Rovi Corp	51,380
245,074	*	Salesforce.com, Inc	18,576,609
6,190	*	Sciquest, Inc	85,546
96,222	*,e	ServiceSource International LLC	387,775
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,722	*	SPS Commerce, Inc	$597,001
12,852	*	Stamps.com, Inc	1,058,491
24,141	*	Sykes Enterprises, Inc	703,710
391,408		Symantec Corp	6,514,986
3,876	*	Syntel, Inc	164,846
6,951	*,e	Tangoe, Inc	61,308
8,168	*	Teradata Corp	206,650
21,915	*	Tyler Technologies, Inc	3,208,575
9,913	*	Ultimate Software Group, Inc	1,948,797
4,890	*,e	Unisys Corp	37,702
5,290	*,e	Vasco Data Security International	91,676
33,117	*	Website Pros, Inc	662,009
76,599	*,e	Workday, Inc	5,743,393
1,051,874		Xerox Corp	10,097,990
471,643	*	Yahoo!, Inc	17,262,134
		TOTAL SOFTWARE & SERVICES	327,443,902

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
1,610		Adtran, Inc	31,105
1,070		Belden CDT, Inc	67,560
1,524	*	Benchmark Electronics, Inc	29,596
14,456		Black Box Corp	211,347
7,451	*	Calix, Inc	51,635
1,064,563		Cisco Systems, Inc	29,264,837
3,629		Cognex Corp	128,938
180	*	Coherent, Inc	16,812
141,705		Corning, Inc	2,645,632
33,173	*	Cray, Inc	1,256,262
6,785		Daktronics, Inc	59,030
2,946		Electro Rent Corp	29,489
13,158	*	Electronics for Imaging, Inc	524,215
662,685		EMC Corp	17,302,705
3,097	*	FARO Technologies, Inc	89,937
1,110		FEI Co	98,812
40,091	*	Finisar Corp	659,898
3,309	*	GSI Group, Inc	48,146
645,011		HP, Inc	7,914,285
78,168		Ingram Micro, Inc (Class A)	2,731,972
2,970	*	Insight Enterprises, Inc	73,389
5,777		InterDigital, Inc	329,173
11,694	*	IPG Photonics Corp	1,013,519
350	*	Itron, Inc	14,392
16,051		Jabil Circuit, Inc	278,645
20,384		Lexmark International, Inc (Class A)	786,822
212		Littelfuse, Inc	24,694
6,814		Methode Electronics, Inc	202,580
78,575		Motorola, Inc	5,908,054
417		National Instruments Corp	11,497
18,944	*	Netgear, Inc	803,226
500	*	OSI Systems, Inc	25,445
281	*	Plexus Corp	11,735
46,964	*	QLogic Corp	614,759
39,417	*	Quantum Corp	18,144
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

610	*	Rofin-Sinar Technologies, Inc	$19,636
47,787		SanDisk Corp	3,590,237
12,991	*	Scansource, Inc	528,474
8,832	*	Sonus Networks, Inc	72,952
22,364	*	Super Micro Computer, Inc	601,815
502		SYNNEX Corp	41,450
11,298	*	Tech Data Corp	776,060
3,218	*	TTM Technologies, Inc	20,981
12,928	*	Universal Display Corp	753,832
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	79,683,724

TELECOMMUNICATION SERVICES - 2.1%
25,707	*	Boingo Wireless, Inc	197,687
373,371		CenturyTel, Inc	11,555,832
58,198	*	Cincinnati Bell, Inc	222,316
2,650	e	Consolidated Communications Holdings, Inc	62,646
3,579	*,e	Fairpoint Communications, Inc	47,458
16,965	*	General Communication, Inc (Class A)	286,708
3,026		IDT Corp (Class B)	46,419
67,259	*,e	Iridium Communications, Inc	542,780
34,387	*	Level 3 Communications, Inc	1,797,065
3,379	*	Lumos Networks Corp	43,082
835,162	*,e	Sprint Corp	2,864,606
745,853		Verizon Communications, Inc	37,993,752
100,781	*	Vonage Holdings Corp	470,647
		TOTAL TELECOMMUNICATION SERVICES	56,130,998

TRANSPORTATION - 2.9%
158		Allegiant Travel Co	25,370
310		Arkansas Best Corp	5,918
42,330	*	Avis Budget Group, Inc	1,062,483
490		CH Robinson Worldwide, Inc	34,775
263,863		CSX Corp	7,195,544
152,360		Delta Air Lines, Inc	6,348,841
4,220	*	Echo Global Logistics, Inc	98,621
8		Expeditors International of Washington, Inc	397
1,000	*	Hertz Global Holdings, Inc	9,260
180		Landstar System, Inc	11,799
103,126		Norfolk Southern Corp	9,292,684
9		Ryder System, Inc	620
357,983		Southwest Airlines Co	15,969,622
176,809		Union Pacific Corp	15,423,049
205,552		United Parcel Service, Inc (Class B)	21,597,349
		TOTAL TRANSPORTATION	77,076,332

UTILITIES - 3.1%
12,632		American Water Works Co, Inc	919,104
91,114		Centerpoint Energy, Inc	1,954,395
10,739		Chesapeake Utilities Corp	639,185
180,018		Consolidated Edison, Inc	13,429,343
212,848		Duke Energy Corp	16,768,165
136,459		Eversource Energy	7,701,746
10,413		ITC Holdings Corp	458,901
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

16,882	MGE Energy, Inc	$841,568
13,718	New Jersey Resources Corp	489,458
161,534	NextEra Energy, Inc	18,993,168
2,044	Northwest Natural Gas Co	105,348
290	Ormat Technologies, Inc	12,586
69,235	Piedmont Natural Gas Co, Inc	4,140,253
8,480	Pinnacle West Capital Corp	616,072
12,539	Public Service Enterprise Group, Inc	578,424
103,815	Sempra Energy	10,729,280
37,448	South Jersey Industries, Inc	1,045,174
10,048	Unitil Corp	397,097
1,260	Vectren Corp	61,551
14,686	WEC Energy Group, Inc	854,872
14,518	WGL Holdings, Inc	985,627
38,029	Xcel Energy, Inc	1,522,301
	TOTAL UTILITIES	83,243,618

	TOTAL COMMON STOCKS	2,658,568,111
	(Cost $2,071,764,982)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 0.1%
$1,200,000	Federal Home Loan Bank (FHLB)	0.200%	05/02/16	1,200,000
	TOTAL GOVERNMENT AGENCY DEBT			1,200,000

TREASURY DEBT - 0.2%
6,600,000	United States Treasury Bill	0.371	09/29/16	6,591,777
	TOTAL TREASURY DEBT			6,591,777

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

GOVERNMENT AGENCY DEBT - 0.4%
10,000,000	Federal Home Loan Bank (FHLB)	0.340	07/20/16	9,992,444
	TOTAL GOVERNMENT AGENCY DEBT			9,992,444

TREASURY DEBT - 2.0%
28,000,000	United States Treasury Bill	0.190	07/07/16	27,990,099
27,000,000	United States Treasury Bill	0.315-0.335	08/18/16	26,973,643
	TOTAL TREASURY DEBT			54,963,742

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			64,956,186

	TOTAL SHORT-TERM INVESTMENTS			72,747,963
	(Cost $72,745,923)
	TOTAL INVESTMENTS - 102.3%			2,731,316,074
	(Cost $2,144,510,905)
	OTHER ASSETS & LIABILITIES, NET - (2.3)%			(62,372,734)
	NET ASSETS - 100.0%			$2,668,943,340

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $73,075,158.
72

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.9%
25,924		Ford Motor Co	$351,529
1,657		Harley-Davidson, Inc	79,254
4,734		Johnson Controls, Inc	195,988
1,091	*	Tesla Motors, Inc	262,669
		TOTAL AUTOMOBILES & COMPONENTS	889,440

BANKS - 4.1%
147		1st Source Corp	5,063
290		Ameris Bancorp	9,106
277		Apollo Residential Mortgage	3,756
420		Bank Mutual Corp	3,394
673		Bank of the Ozarks, Inc	27,795
783		BankUnited	27,014
189		Banner Corp	8,085
8,345		BB&T Corp	295,246
125		Berkshire Hills Bancorp, Inc	3,393
756		Boston Private Financial Holdings, Inc	9,238
13		Bryn Mawr Bank Corp	369
95		Capital Bank Financial Corp	2,872
290		Cardinal Financial Corp	6,418
409		Centerstate Banks of Florida, Inc	6,663
1,317		CIT Group, Inc	45,529
327		CoBiz, Inc	3,960
1,579		Comerica, Inc	70,108
241	*	Customers Bancorp, Inc	6,261
231	*	FCB Financial Holdings, Inc	8,073
94		Federal Agricultural Mortgage Corp (Class C)	3,824
171		First Bancorp (NC)	3,488
379		First Commonwealth Financial Corp	3,479
152		First Community Bancshares, Inc	3,163
166		First Financial Bancorp	3,237
177		First Interstate Bancsystem, Inc	4,797
160		First Merchants Corp	4,104
4,348		First Niagara Financial Group, Inc	45,915
272		Heritage Financial Corp	5,018
166	*	HomeTrust Bancshares, Inc	3,079
7,774		Keycorp	95,542
341		Lakeland Bancorp, Inc	3,782
429		LegacyTexas Financial Group, Inc	10,579
1,454		M&T Bank Corp	172,037
649	*	MGIC Investment Corp	4,692
270		National Bank Holdings Corp	5,397
4,415		New York Community Bancorp, Inc	66,357
385		OFG Bancorp	3,400
90		Opus Bank	3,251
73

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,020		PacWest Bancorp	$40,780
165		Peoples Bancorp, Inc	3,546
2,833		People’s United Financial, Inc	43,912
603	*	PHH Corp	7,736
3,803		PNC Financial Services Group, Inc	333,827
894		Popular, Inc	26,570
107		Southside Bancshares, Inc	3,125
151		State Bank & Trust Co	3,153
570		TFS Financial Corp	10,203
301	*	The Bancorp, Inc	1,707
415		TowneBank	8,715
205		Trico Bancshares	5,519
2,034		Umpqua Holdings Corp	32,198
344		Union Bankshares Corp	9,085
9,112		US Bancorp	388,991
1,760		Valley National Bancorp	16,650
229	*	Walker & Dunlop, Inc	5,049
337	*	Walter Investment Management Corp	2,443
635		Wilshire Bancorp, Inc	6,839
1,850		Zions Bancorporation	50,912
		TOTAL BANKS	1,988,444

CAPITAL GOODS - 6.6%
2,798		3M Co	468,329
143		Advanced Drainage Systems, Inc	3,306
642	*	Aecom Technology Corp	20,859
265		Aircastle Ltd	5,750
174		Allegion plc	11,388
117		Argan, Inc	3,999
621	*	Builders FirstSource, Inc	6,887
4,340		Caterpillar, Inc	337,305
810		Chicago Bridge & Iron Co NV	32,603
373	*	Colfax Corp	12,096
1,609		Cummins, Inc	188,301
3,747		Danaher Corp	362,522
1,280		Deere & Co	107,661
2,089		Dover Corp	137,247
3,669		Eaton Corp	232,138
357	*	Esterline Technologies Corp	24,512
1,362		Fastenal Co	63,728
1,300		Fluor Corp	71,058
236		GATX Corp	10,842
358		Granite Construction, Inc	15,963
281		H&E Equipment Services, Inc	5,685
1,164		Hexcel Corp	52,694
2,902		Illinois Tool Works, Inc	303,317
822		ITT Corp	31,540
115		Kaman Corp	4,840
439		Kennametal, Inc	10,264
406	*	KEYW Holding Corp	2,797
4,541		Masco Corp	139,454
88	*	MYR Group, Inc	2,245
1,300	*	NOW, Inc	23,478
74

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

954		Parker Hannifin Corp	$110,683
1,359		Pentair plc	78,931
1,497	*	Plug Power, Inc	3,084
482		Rockwell Automation, Inc	54,693
1,621		Rockwell Collins, Inc	142,956
390		TAL International Group, Inc	6,669
860	*	United Rentals, Inc	57,560
101		Valmont Industries, Inc	14,178
494		Woodward Governor Co	26,780
		TOTAL CAPITAL GOODS	3,188,342

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
456		Acacia Research (Acacia Technologies)	2,198
1,327	*	ACCO Brands Corp	12,660
353		Ceco Environmental Corp	2,330
1,459	*	Copart, Inc	62,504
212		Deluxe Corp	13,309
1,064		Equifax, Inc	127,946
165		Heidrick & Struggles International, Inc	3,255
521	*	IHS, Inc (Class A)	64,177
154		KAR Auction Services, Inc	5,790
277		Kforce, Inc	5,266
270		Manpower, Inc	20,798
145	*	Mistras Group, Inc	3,534
417	*	Navigant Consulting, Inc	6,655
220	*	On Assignment, Inc	7,933
1,816		Pitney Bowes, Inc	38,082
1,725		R.R. Donnelley & Sons Co	30,015
500	*	RPX Corp	5,540
3,735		Tyco International plc	143,872
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	555,864

CONSUMER DURABLES & APPAREL - 1.5%
848		Hasbro, Inc	71,775
1,563	*	Kate Spade & Co	40,216
3,101		Mattel, Inc	96,410
132	*	Michael Kors Holdings Ltd	6,819
144		Movado Group, Inc	4,062
6,957		Nike, Inc (Class B)	410,046
36	*	Under Armour, Inc (Class A)	1,582
1,342		VF Corp	84,613
		TOTAL CONSUMER DURABLES & APPAREL	715,523

CONSUMER SERVICES - 2.9%
55	*	Ascent Media Corp (Series A)	829
4,484		Hilton Worldwide Holdings, Inc	98,872
1,004	*	LifeLock, Inc	11,687
1,395		Marriott International, Inc (Class A)	97,776
3,775		McDonald’s Corp	477,500
5,801	*	MGM Resorts International	123,561
1,586		Royal Caribbean Cruises Ltd	122,756
850	*	ServiceMaster Global Holdings, Inc	32,572
26		Six Flags Entertainment Corp	1,561
75

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

7,446		Starbucks Corp	$418,688
		TOTAL CONSUMER SERVICES	1,385,802

DIVERSIFIED FINANCIALS - 5.3%
4,439	*	Ally Financial, Inc	79,059
5,379		American Express Co	351,948
670		Ameriprise Financial, Inc	64,253
8,208		Bank of New York Mellon Corp	330,290
921		BlackRock, Inc	328,180
10,458		Charles Schwab Corp	297,112
2,237		CME Group, Inc	205,603
3,694		Discover Financial Services	207,861
237	*	Encore Capital Group, Inc	6,672
3,157		Franklin Resources, Inc	117,882
545		IntercontinentalExchange Group, Inc	130,816
33		Invesco Ltd	1,023
694		NASDAQ OMX Group, Inc	42,827
2,139		Northern Trust Corp	152,040
278	*	Pico Holdings, Inc	2,761
250	*	Safeguard Scientifics, Inc	3,450
3,177		State Street Corp	197,927
1,072		Voya Financial, Inc	34,808
806		WisdomTree Investments, Inc	8,777
		TOTAL DIVERSIFIED FINANCIALS	2,563,289

ENERGY - 3.7%
316		Alon USA Energy, Inc	3,318
844		Archrock, Inc	8,313
786		Atwood Oceanics, Inc	7,593
5,662		Baker Hughes, Inc	273,814
422		Bristow Group, Inc	9,672
238		CARBO Ceramics, Inc	3,534
635	*	Clean Energy Fuels Corp	1,816
696		Delek US Holdings, Inc	11,060
507	*	Dril-Quip, Inc	32,864
250	*	Era Group, Inc	2,383
421	*	Exterran Corp	6,441
778	*	Fairmount Santrol Holdings, Inc	3,112
3,008	*	FMC Technologies, Inc	91,714
719	*	Forum Energy Technologies, Inc	12,036
419		Frank’s International NV	6,976
161	*	Geospace Technologies Corp	2,634
461		Green Plains Renewable Energy, Inc	8,344
1,284	*	Helix Energy Solutions Group, Inc	11,081
241	*	Matrix Service Co	4,540
2,901	*	McDermott International, Inc	13,171
5,053		National Oilwell Varco, Inc	182,110
114	*	Natural Gas Services Group, Inc	2,621
1,020	*	Newpark Resources, Inc	4,763
1,286		Oceaneering International, Inc	47,132
627	*	Oil States International, Inc	21,719
2,719		Oneok, Inc	98,292
1,483	*	Parker Drilling Co	4,538
76

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,260		PBF Energy, Inc	$40,547
444	*	Renewable Energy Group, Inc	4,316
108	*	RigNet, Inc	1,847
697		RPC, Inc	10,539
6,011		Schlumberger Ltd	482,924
151	*	SEACOR Holdings, Inc	8,874
348		Tesco Corp	3,292
1,639		Tesoro Corp	130,612
981	*	Tetra Technologies, Inc	7,063
570		Tidewater, Inc	4,993
777		US Silica Holdings Inc	19,852
11,653	*	Weatherford International Ltd	94,739
863		Western Refining, Inc	23,094
940		World Fuel Services Corp	43,926
		TOTAL ENERGY	1,752,209

FOOD & STAPLES RETAILING - 0.9%
5,506		Kroger Co	194,858
82		Pricesmart, Inc	7,096
4,589		Sysco Corp	211,415
		TOTAL FOOD & STAPLES RETAILING	413,369

FOOD, BEVERAGE & TOBACCO - 4.7%
1,240		Bunge Ltd	77,500
1,350		Campbell Soup Co	83,308
525		Coca-Cola Enterprises, Inc	27,552
3,789		ConAgra Foods, Inc	168,838
187		Dr Pepper Snapple Group, Inc	17,000
3,703		General Mills, Inc	227,142
2,452		Hormel Foods Corp	94,525
272		J.M. Smucker Co	34,539
2,303		Kellogg Co	176,893
4,298		Kraft Heinz Co	335,545
714		Mead Johnson Nutrition Co	62,225
8,963		Mondelez International, Inc	385,050
5,527		PepsiCo, Inc	569,060
		TOTAL FOOD, BEVERAGE & TOBACCO	2,259,177

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
365	*	Acadia Healthcare Co, Inc	23,064
251		Aceto Corp	5,630
244	*	Amedisys, Inc	12,564
1,898		AmerisourceBergen Corp	161,520
428	*	AMN Healthcare Services, Inc	15,198
216	*	Amsurg Corp	17,492
2,097		Anthem, Inc	295,195
502	*	athenahealth, Inc	66,917
255	*	AtriCure, Inc	4,054
1,375		Becton Dickinson & Co	221,733
2,399	*	Brookdale Senior Living, Inc	44,286
125	*	Capital Senior Living Corp	2,508
3,280		Cardinal Health, Inc	257,349
285	*	Cardiovascular Systems, Inc	3,984
77

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

758	*	Centene Corp	$46,966
2,728	*	Cerner Corp	153,150
859	*	Cerus Corp	5,377
1,817		Cigna Corp	251,727
1,517		DENTSPLY SIRONA, Inc	90,413
1,922	*	Edwards Lifesciences Corp	204,136
1,172	*	Envision Healthcare Holdings, Inc	26,522
376	*	GenMark Diagnostics, Inc	2,222
107	*	HealthStream, Inc	2,420
540	*	Henry Schein, Inc	91,098
2,253	*	Hologic, Inc	75,678
1,140		Humana, Inc	201,860
9	*	Idexx Laboratories, Inc	759
99	*	LDR Holding Corp	2,668
20	*	Merit Medical Systems, Inc	405
304	*	Omnicell, Inc	9,685
487	*	OraSure Technologies, Inc	3,497
274	*	PharMerica Corp	6,477
57	*	Providence Service Corp	2,841
270		Resmed, Inc	15,066
180	*	Spectranetics Corp	3,060
347	*	Staar Surgical Co	2,675
91	*	Surgical Care Affiliates, Inc	4,400
445	*	Team Health Holdings, Inc	18,614
102	*	Triple-S Management Corp (Class B)	2,656
10		US Physical Therapy, Inc	499
435	*	Wright Medical Group NV	8,169
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,364,534

HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
14		Clorox Co	1,753
5,403		Colgate-Palmolive Co	383,181
317	*	Elizabeth Arden, Inc	3,243
1,178		Estee Lauder Cos (Class A)	112,935
1,810		Kimberly-Clark Corp	226,594
96		Natural Health Trends Corp	3,474
8,873		Procter & Gamble Co	710,905
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,442,085

INSURANCE - 4.7%
4,380		Aflac, Inc	302,089
721		Allied World Assurance Co Holdings Ltd	25,653
281		Aspen Insurance Holdings Ltd	13,024
764		Axis Capital Holdings Ltd	40,698
3,022		Chubb Ltd	356,173
820		First American Financial Corp	29,537
3,960		Hartford Financial Services Group, Inc	175,745
329		Kemper Corp	10,186
3,702		Loews Corp	146,895
3,753		Marsh & McLennan Cos, Inc	237,002
988		Principal Financial Group	42,168
5,342		Progressive Corp	174,149
3,976		Prudential Financial, Inc	308,697
78

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

614		Reinsurance Group of America, Inc (Class A)	$58,465
2,816		Travelers Cos, Inc	309,478
		TOTAL INSURANCE	2,229,959

MATERIALS - 3.9%
270		A. Schulman, Inc	7,530
1,028		Albemarle Corp	68,013
187		Aptargroup, Inc	14,212
786		Avery Dennison Corp	57,071
288		Balchem Corp	17,672
1,796		Ball Corp	128,198
1,380		Celanese Corp (Series A)	97,566
2,616		Ecolab, Inc	300,788
632	*	Ferro Corp	8,052
697	*	Flotek Industries, Inc	6,587
88		Innophos Holdings, Inc	3,252
741		International Flavors & Fragrances, Inc	88,527
2,540		International Paper Co	109,906
270	*	Kraton Polymers LLC	6,132
180		Materion Corp	5,218
4,539		Mosaic Co	127,047
211		Myers Industries, Inc	2,844
675		PolyOne Corp	24,287
2,700		PPG Industries, Inc	298,053
844		Royal Gold, Inc	52,851
229		Schnitzer Steel Industries, Inc (Class A)	4,722
1,815		Sealed Air Corp	85,958
718		Sherwin-Williams Co	206,289
146		Stepan Co	8,948
149	*	Trinseo S.A.	6,376
615		Valspar Corp	65,614
2,082		WestRock Co	87,132
		TOTAL MATERIALS	1,888,845

MEDIA - 3.6%
220	*	Carmike Cinemas, Inc	6,598
976	*	Charter Communications, Inc	207,146
332	*	Discovery Communications, Inc (Class A)	9,067
2,469	*	Discovery Communications, Inc (Class C)	66,120
229	*	Entercom Communications Corp (Class A)	2,597
574		Entravision Communications Corp (Class A)	4,563
522	*	Gray Television, Inc	6,708
139		John Wiley & Sons, Inc (Class A)	6,893
185	*	Liberty Broadband Corp (Class A)	10,604
488	*	Liberty Broadband Corp (Class C)	27,938
863	*	Media General, Inc	14,956
56		Meredith Corp	2,873
586		New York Times Co (Class A)	7,513
572		Sinclair Broadcast Group, Inc (Class A)	18,344
1,753		Time Warner Cable, Inc	371,829
4,889		Time Warner, Inc	367,359
5,948		Walt Disney Co	614,190
		TOTAL MEDIA	1,745,298
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
1,098	*	Acadia Pharmaceuticals, Inc	$35,465
2,517		Agilent Technologies, Inc	102,996
953	*	Akorn, Inc	24,254
650	*	Alexion Pharmaceuticals, Inc	90,532
2,664		Amgen, Inc	421,711
1,507	*	Ariad Pharmaceuticals, Inc	10,820
702	*	Biogen Idec, Inc	193,043
7,013		Bristol-Myers Squibb Co	506,198
251		Bruker BioSciences Corp	7,103
282	*	Cambrex Corp	13,604
3,024	*	Celgene Corp	312,712
427	*	Cempra, Inc	7,229
729	*	Depomed, Inc	12,670
356	*	Fluidigm Corp	3,411
5,334		Gilead Sciences, Inc	470,512
367	*	Immunogen, Inc	2,514
868	*	Immunomedics, Inc	3,081
879	*	Inovio Pharmaceuticals, Inc	9,212
323	*	Intra-Cellular Therapies, Inc	11,085
8,134		Johnson & Johnson	911,659
10,366		Merck & Co, Inc	568,472
1,599	*	Nektar Therapeutics	25,072
452	*	Prestige Brands Holdings, Inc	25,665
282	*	Prothena Corp plc	12,180
397	*	Relypsa, Inc	7,186
47	*	Sage Therapeutics, Inc	1,771
297	*	Sangamo Biosciences, Inc	1,871
543	*	Sarepta Therapeutics, Inc	7,705
224	*	Sucampo Pharmaceuticals, Inc (Class A)	2,415
153	*	Tetraphase Pharmaceuticals, Inc	857
347	*	Theravance Biopharma, Inc	7,200
2,484		Thermo Electron Corp	358,317
274	*	Versartis, Inc	2,482
278	*	Vertex Pharmaceuticals, Inc	23,447
507	*	Xenoport, Inc	2,231
6,107		Zoetis Inc	287,212
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,483,894

REAL ESTATE - 4.9%
114	*	Altisource Portfolio Solutions S.A.	3,567
2,614		American Tower Corp	274,156
8,688		Annaly Capital Management, Inc	90,529
243		Apollo Commercial Real Estate Finance, Inc	3,871
986		AvalonBay Communities, Inc	174,315
1,430		Chimera Investment Corp	20,306
2,391		Crown Castle International Corp	207,730
1,197		CYS Investments, Inc	9,708
602		Dynex Capital, Inc	3,913
528		Equinix, Inc	174,425
2,583		Equity Residential	175,825
1,542		Forest City Realty Trust, Inc	32,043
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

3,523		HCP, Inc	$119,183
822		Host Marriott Corp	13,004
364	*	iStar Financial, Inc	3,567
1,136		Kennedy-Wilson Holdings, Inc	24,549
1,682		NorthStar Realty Finance Corp	21,513
4,649		Prologis, Inc	211,111
386		Resource Capital Corp	4,586
1,841		Simon Property Group, Inc	370,354
2,774		Two Harbors Investment Corp	21,720
463		Ventas, Inc	28,761
2,793		Welltower, Inc	193,890
4,507		Weyerhaeuser Co	144,765
		TOTAL REAL ESTATE	2,327,391

RETAILING - 3.0%
304	*	1-800-FLOWERS.COM, Inc (Class A)	2,386
250	*	AutoZone, Inc	191,308
495		Best Buy Co, Inc	15,880
163	*	FTD Cos, Inc	4,533
811		GameStop Corp (Class A)	26,601
99		Gap, Inc	2,295
5,452	*	Groupon, Inc	19,736
73		Kirkland’s, Inc	1,199
515		Kohl’s Corp	22,815
142	*	Lands’ End, Inc	3,455
5,164		Lowe’s Companies, Inc	392,567
3,539	*	NetFlix, Inc	318,616
219		Nordstrom, Inc	11,197
7,131	*	Office Depot, Inc	41,930
210		Outerwall, Inc	8,675
146	*	Overstock.com, Inc	2,130
3,255		Ross Stores, Inc	184,819
429	*	Shutterfly, Inc	19,725
75		Signet Jewelers Ltd	8,142
328		Stage Stores, Inc	2,414
264		Staples, Inc	2,693
473		Tiffany & Co	33,749
117		Tractor Supply Co	11,075
490	*	Ulta Salon Cosmetics & Fragrance, Inc	102,057
		TOTAL RETAILING	1,429,997

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
4,579	*	Advanced Micro Devices, Inc	16,255
9,699		Applied Materials, Inc	198,539
17,806		Intel Corp	539,165
4,216		Nvidia Corp	149,794
7,769		Qualcomm, Inc	392,490
392	*	SunPower Corp	7,895
4,840		Texas Instruments, Inc	276,074
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,580,212

SOFTWARE & SERVICES - 13.1%
3,428		Accenture plc	387,090
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

492	*	Actua Corp	$4,664
3,578	*	Adobe Systems, Inc	337,119
794	*	Alphabet, Inc (Class A)	562,057
811	*	Alphabet, Inc (Class C)	562,031
378	*	Angie’s List, Inc	3,308
737	*	Aspen Technology, Inc	28,028
1,992	*	Autodesk, Inc	119,161
3,464		Automatic Data Processing, Inc	306,356
776		Booz Allen Hamilton Holding Co	21,394
1,064		Broadridge Financial Solutions, Inc	63,670
2,823		CA, Inc	83,730
1,686	*	Cadence Design Systems, Inc	39,098
232	*	Cimpress NV	20,386
1,469	*	Citrix Systems, Inc	120,223
5,260	*	Cognizant Technology Solutions Corp (Class A)	307,026
596	*	comScore, Inc	18,250
265	*	Ellie Mae, Inc	22,154
329	*	EnerNOC, Inc	2,244
429	*	Euronet Worldwide, Inc	33,076
821	*	FleetCor Technologies, Inc	126,992
628	*	Gartner, Inc	54,743
1		Global Payments, Inc	48
1,463	*	Glu Mobile, Inc	3,906
73	*	Interactive Intelligence, Inc	2,713
234	*	Internap Network Services Corp	534
3,555		International Business Machines Corp	518,817
2,041		Intuit, Inc	205,917
586		j2 Global, Inc	37,223
58		Jack Henry & Associates, Inc	4,700
302	*	LogMeIn, Inc	18,029
113	*	Manhattan Associates, Inc	6,841
221		Mantech International Corp (Class A)	7,470
423	*	Marketo, Inc	9,302
4,593		Mastercard, Inc (Class A)	445,475
812	*	Monster Worldwide, Inc	2,598
302	*	NetSuite, Inc	24,474
12,713		Oracle Corp	506,740
2,954		Paychex, Inc	153,963
309		Pegasystems, Inc	8,155
431	*	Perficient, Inc	8,999
207	*	PROS Holdings, Inc	2,434
705	*	QLIK Technologies, Inc	21,707
302	*	Qualys, Inc	7,604
742	*	Quotient Technology, Inc	8,622
332	*	RetailMeNot, Inc	2,799
647	*	RingCentral, Inc	12,345
762	*	Rovi Corp	13,426
4,573	*	Salesforce.com, Inc	346,633
248	*	Sciquest, Inc	3,427
526	*	ServiceSource International LLC	2,120
150	*	SPS Commerce, Inc	7,640
173	*	Stamps.com, Inc	14,248
6,276		Symantec Corp	104,464
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

351	*	Tangoe, Inc	$3,096
160	*	Tyler Technologies, Inc	23,426
611	*	Unisys Corp	4,711
125	*	Vasco Data Security International	2,166
533	*	Website Pros, Inc	10,655
1,382	*	Workday, Inc	103,622
12,310		Xerox Corp	118,176
8,487	*	Yahoo!, Inc	310,624
		TOTAL SOFTWARE & SERVICES	6,312,649

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
187		Black Box Corp	2,734
400	*	Calix, Inc	2,772
19,364		Cisco Systems, Inc	532,317
9,121		Corning, Inc	170,289
496	*	Cray, Inc	18,784
346		Daktronics, Inc	3,010
406	*	Electronics for Imaging, Inc	16,175
13,220		EMC Corp	345,174
22,427		HP, Inc	275,179
1,792		Ingram Micro, Inc (Class A)	62,631
529		Lexmark International, Inc (Class A)	20,419
1,532		Motorola, Inc	115,191
266	*	Netgear, Inc	11,278
163	*	Newport Corp	3,747
722	*	QLogic Corp	9,451
2,546		SanDisk Corp	191,281
305	*	Super Micro Computer, Inc	8,208
316	*	Tech Data Corp	21,706
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,810,346

TELECOMMUNICATION SERVICES - 2.5%
327	*	Boingo Wireless, Inc	2,515
6,927		CenturyTel, Inc	214,391
1,811	*	Cincinnati Bell, Inc	6,918
418		Consolidated Communications Holdings, Inc	9,881
302	*	General Communication, Inc (Class A)	5,104
5,791	*	Globalstar, Inc	11,292
1,007	*	Iridium Communications, Inc	8,126
3,768	*	Level 3 Communications, Inc	196,916
592		Shenandoah Telecom Co	16,984
9,676	*	Sprint Corp	33,189
13,466		Verizon Communications, Inc	685,958
2,273	*	Vonage Holdings Corp	10,615
1,217		Windstream Holdings, Inc	10,564
		TOTAL TELECOMMUNICATION SERVICES	1,212,453

TRANSPORTATION - 3.2%
396	*	Avis Budget Group, Inc	9,940
10,709		CSX Corp	292,034
231	*	Echo Global Logistics, Inc	5,398
417	*	Genesee & Wyoming, Inc (Class A)	27,151
4,897	*	Hertz Global Holdings, Inc	45,346
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

995		Kansas City Southern Industries, Inc	$94,276
2,923		Norfolk Southern Corp	263,392
4,574		Union Pacific Corp	398,990
3,762		United Parcel Service, Inc (Class B)	395,273
750	*	Wesco Aircraft Holdings, Inc	10,823
		TOTAL TRANSPORTATION	1,542,623

UTILITIES - 3.5%
2,344		American Water Works Co, Inc	170,549
2,307		Aqua America, Inc	73,040
5,604		Centerpoint Energy, Inc	120,206
178		Chesapeake Utilities Corp	10,595
3,815		Consolidated Edison, Inc	284,599
4,113		Edison International	290,830
4,138		Eversource Energy	233,549
1,039		New Jersey Resources Corp	37,072
456		Ormat Technologies, Inc	19,790
676		Pattern Energy Group, Inc	14,196
1,026		Piedmont Natural Gas Co, Inc	61,355
2,854		Sempra Energy	294,961
574		Southwest Gas Corp	37,258
605		WGL Holdings, Inc	41,073
		TOTAL UTILITIES	1,689,073

		TOTAL COMMON STOCKS	47,770,818
		(Cost $47,026,401)

		TOTAL INVESTMENTS - 99.5%	47,770,818
		(Cost $47,026,401)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	223,124
		NET ASSETS - 100.0%	$47,993,942

*	Non-income producing
84

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

CORPORATE BONDS - 0.1%

HONG KONG - 0.1%
$534,000	Asia Pacific Investment Partners	8.000%	10/29/16	$466,350
	TOTAL HONG KONG			466,350

	TOTAL CORPORATE BONDS			466,350
	(Cost $534,000)

SHARES		COMPANY

COMMON STOCKS - 99.8%

ARGENTINA - 0.7%
117,771	*	Pampa Energia S.A. (ADR)	2,409,595
195,516	*	YPF S.A. (ADR) (Class D)	3,939,647
		TOTAL ARGENTINA	6,349,242

AUSTRALIA - 0.5%
909,594		Oil Search Ltd	4,822,419
		TOTAL AUSTRALIA	4,822,419

AUSTRIA - 0.8%
20,642		DO & CO AG. (Istanbul)	2,345,280
197,166	*	Erste Bank der Oesterreichischen Sparkassen AG.	5,675,663
		TOTAL AUSTRIA	8,020,943

BRAZIL - 7.1%
895,600		AMBEV S.A.	5,049,265
1,034,000		Banco Bradesco S.A. (Preference)	7,786,756
1,144,169		Banco Itau Holding Financeira S.A.	10,935,185
533,200		BB Seguridade Participacoes S.A.	4,651,014
649,372		Cielo S.A.	6,325,205
434,900		Cosan SA Industria e Comercio	4,026,231
351,700		Empresa Brasileira de Aeronautica S.A.	2,103,502
1,194,600		Gerdau S.A. (Preference)	2,712,750
469,300	*	Hypermarcas S.A.	4,140,019
1,478,900		Kroton Educacional S.A.	5,504,084
283,300		Ouro Fino Saude Animal Participacoes S.A.	3,789,140
2,150,500	*	Petroleo Brasileiro S.A.	8,297,488
681,500		Vale S.A.	3,901,646
		TOTAL BRAZIL	69,222,285

CHILE - 1.5%
1,292,604		Centros Comerciales Sudamericanos S.A.	3,474,139
85

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

16,119,522	*	Enersis Chile S.A.	$1,974,088
24,663,426	*	Enersis S.A.	4,190,739
2,689,986		Parque Arauco S.A.	5,209,169
		TOTAL CHILE	14,848,135

CHINA - 20.3%
4,310,000		Air China Ltd	3,263,032
239,144	*	Alibaba Group Holding Ltd (ADR)	18,399,739
70,476	*	Baidu, Inc (ADR)	13,693,487
5,814,000		Beijing Enterprises Water Group Ltd	3,467,675
3,152,000		Brilliance China Automotive Holdings Ltd	3,108,960
8,978,000	*,e,m	China Animal Healthcare Ltd	11,574
19,128,000		China Construction Bank	12,148,710
5,038,000	*	China Eastern Airlines Corp Ltd (H Shares)	2,754,291
2,921,000		China Galaxy Securities Co Ltd	2,561,980
1,605,000		China Life Insurance Co Ltd	3,697,208
117,475		China Lodging Group Ltd (ADR)	4,236,148
905,000		China Mobile Hong Kong Ltd	10,390,091
5,662,000		China National Building Material Co Ltd	2,919,151
2,708,200	*	China Overseas Land & Investment Ltd	8,596,547
2,192,000		China Resources Land Ltd	5,385,061
2,415,000		China Vanke Co Ltd	6,027,897
6,361,000		CNOOC Ltd	7,857,873
191,429	*	Ctrip.com International Ltd (ADR)	8,348,219
1,243,400	*,g	Huatai Securities Co Ltd	2,622,810
19,734,834		Industrial & Commercial Bank of China	10,566,047
267,993	*	JD.com, Inc (ADR)	6,849,901
2,254,500		Ping An Insurance Group Co of China Ltd	10,580,548
1,404,000	e	Sunny Optical Technology Group Co Ltd	4,330,294
1,992,400		Tencent Holdings Ltd	40,541,976
13,312,000		Zijin Mining Group Co Ltd	4,441,161
		TOTAL CHINA	196,800,380

HONG KONG - 3.8%
1,226,600		AIA Group Ltd	7,340,711
22,290	*,m	Asia Pacific Investment Partners Limited	126,500
3,184,000	e	China Gas Holdings Ltd	4,596,847
838,206	*,e,m	China Metal Recycling Holdings Ltd	1,081
3,036,500	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	3,892,758
190,321		Melco Crown Entertainment Ltd (ADR)	2,816,751
22,290	*,m	Mongolian Metals Corporation	0
1,355,500		Sands China Ltd	4,829,235
2,069,000		Shimao Property Holdings Ltd	2,855,561
1,565,000		Techtronic Industries Co	5,866,668
24,760,000		Tongda Group Holdings Ltd	5,086,051
		TOTAL HONG KONG	37,412,163

HUNGARY - 0.7%
259,824		OTP Bank	6,884,577
		TOTAL HUNGARY	6,884,577

INDIA - 10.6%
223,644		Apollo Hospitals Enterprise Ltd	4,419,624
86

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

187,260		Bharat Electronics Ltd	$3,329,408
270,565		Bharat Petroleum Corp Ltd	3,985,657
148,642		Container Corp Of India Ltd	3,026,526
1,858,482		DLF Ltd	3,613,889
9,490		Eicher Motors Ltd	2,860,367
388,170		HDFC Bank Ltd	6,594,576
32,766		HDFC Bank Ltd (ADR)	2,059,998
1,552,378		ICICI Bank Ltd	5,488,697
482,043		IndusInd Bank Ltd	7,607,583
478,039		Infosys Technologies Ltd	8,696,392
1,136,722		IRB Infrastructure Developers Ltd	3,651,672
2,414,707	*	Nagarjuna Construction Co	2,829,116
1,057,475		Phoenix Mills Ltd	5,119,180
630,110		Reliance Industries Ltd	9,315,209
329,851		Shriram Transport Finance Co Ltd	4,683,764
742,442	*	Sobha Developers Ltd	3,280,228
219,991		Strides Arcolab Ltd	3,578,114
748,149	*	Sun Pharmaceutical Industries Ltd	9,136,416
1,020,884	*	Tata Motors Ltd	6,250,266
569,278		Tata Steel Ltd	3,008,053
		TOTAL INDIA	102,534,735

INDONESIA - 2.0%
4,070,300		Bank Rakyat Indonesia	3,180,880
705,200		PT Gudang Garam Tbk	3,695,589
2,688,300		PT Matahari Department Store Tbk	3,854,655
20,572,500		PT Telekomunikasi Indonesia Persero Tbk	5,519,455
19,032,800		PT Waskita Karya Persero Tbk	3,371,838
		TOTAL INDONESIA	19,622,417

JAPAN - 0.4%
78,100	e	W-Scope Corp	3,994,346
		TOTAL JAPAN	3,994,346

JORDAN - 0.5%
142,063		Hikma Pharmaceuticals plc	4,580,202
		TOTAL JORDAN	4,580,202

KOREA, REPUBLIC OF - 16.2%
78,128		CJ E&M Corp	4,597,080
23,229		CJ O Shopping Co Ltd	4,064,941
43,620	e	Cosmax, Inc	5,355,654
26,842		Cuckoo Electronics Co Ltd	4,897,321
38,013		Daelim Industrial Co	3,008,295
615,457		Hanon Systems	5,540,736
172,997		Hyundai Marine & Fire Insurance Co Ltd	4,815,351
40,149		Innocean Worldwide, Inc	2,903,460
106,711		i-SENS Inc	3,347,324
156,601		Korea Electric Power Corp	8,506,371
31,081		LG Chem Ltd	8,062,227
13,566		LG Household & Health Care Ltd	11,944,422
42,287	*	Loen Entertainment, Inc	2,860,788
94,857		Maeil Dairy Industry Co Ltd	3,859,680
87

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

30,086		Mando Corp	$4,963,220
12,210		Medy-Tox, Inc	4,513,605
7,568		Naver Corp	4,485,153
50,873	*	Osstem Implant Co Ltd	3,185,454
37,281		POSCO	7,810,932
128,014		Samsung Card Co	4,350,182
34,770		Samsung Electronics Co Ltd	37,893,412
47,569		Samsung SDI Co Ltd	4,737,364
38,907		SK Energy Co Ltd	5,254,675
76,096		Woongjin Coway Co Ltd	6,588,217
		TOTAL KOREA, REPUBLIC OF	157,545,864

LUXEMBOURG - 0.2%
209,016	*	Adecoagro S.A.	2,228,111
		TOTAL LUXEMBOURG	2,228,111

MALAYSIA - 0.5%
7,960,125		Karex BHD	5,270,640
		TOTAL MALAYSIA	5,270,640

MEXICO - 7.1%
2,467,300		Alpek SAB de C.V.	4,120,138
825,800	e	Banregio Grupo Financiero SAB de C.V.	4,948,661
1,341,400		Concentradora Fibra Danhos S.A. de C.V.	3,006,419
216,412	*	Controladora Vuela Cia de Aviacion SAB de C.V. (ADR)	4,518,683
1,277,601		Credito Real SAB de C.V.	2,818,131
817,600		Fomento Economico Mexicano S.A. de C.V.	7,607,327
2,290,800	e	Gentera SAB de C.V.	4,556,395
282,120		Gruma SAB de C.V.	4,121,282
842,150		Grupo Aeroportuario del Centro Norte Sab de C.V.	4,873,360
1,350,480		Grupo Financiero Banorte S.A. de C.V.	7,666,612
2,604,000		Grupo Mexico S.A. de C.V. (Series B)	6,623,270
672,000		Megacable Holdings SAB de C.V.	3,103,254
1,244,922	*	Servicios Corporativos Javer SAPI de C.V.	1,329,246
2,123,246	e	Unifin Financiera SAPI de C.V. SOFOM ENR	6,259,415
1,300,700		Wal-Mart de Mexico SAB de C.V.	3,216,850
		TOTAL MEXICO	68,769,043

NETHERLANDS - 0.9%
1,410,382		Steinhoff International Holdings NV	8,822,688
		TOTAL NETHERLANDS	8,822,688

PAKISTAN - 0.7%
1,152,400		Engro Chemical Pakistan Ltd	3,435,982
1,330,000		Kohinoor Textile Mills Ltd	936,892
2,981,500		Maple Leaf Cement Factory Ltd	2,721,787
		TOTAL PAKISTAN	7,094,661

PERU - 0.5%
34,269		Credicorp Ltd (NY)	4,983,398
		TOTAL PERU	4,983,398
88

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

PHILIPPINES - 2.9%
5,216,100		Century Pacific Food, Inc	$2,102,571
1,591,700		Concepcion Industrial Corp	1,629,466
10,714,900		D&L Industries Inc	2,054,232
165,860		GT Capital Holdings, Inc	4,828,082
1,934,830		International Container Term Services, Inc	2,678,687
17,446,700		Metro Pacific Investments Corp	2,158,426
138,252		Philippine Stock Exchange, Inc	784,915
1,791,090		Robinsons Retail Holdings, Inc	2,935,976
10,198,175		SM Prime Holdings	4,917,744
904,247		Universal Robina	4,015,416
		TOTAL PHILIPPINES	28,105,515

POLAND - 0.5%
2,674,287	*	Globe Trade Centre S.A.	4,939,473
		TOTAL POLAND	4,939,473

RUSSIA - 3.5%
160,325		LUKOIL PJSC (ADR)	6,831,064
86,248		NovaTek OAO (GDR)	8,323,352
353,007		PhosAgro OAO (ADR)	5,471,609
134,100		Ros Agro plc (ADR)	2,038,320
1,076,156		Sberbank of Russian Federation (ADR)	8,652,432
143,543	*	X 5 Retail Group NV (GDR)	2,842,930
		TOTAL RUSSIA	34,159,707

SINGAPORE - 0.7%
2,731,700	e	First Resources Ltd	3,860,778
1,591,300	*	Petra Foods Ltd	3,076,462
		TOTAL SINGAPORE	6,937,240

SOUTH AFRICA - 3.8%
467,113	*	AngloGold Ashanti Ltd	7,593,521
466,066	*,e	Brait S.A.	5,214,678
177,903		Naspers Ltd (N Shares)	24,481,462
		TOTAL SOUTH AFRICA	37,289,661

TAIWAN - 6.1%
6,467,000		Advanced Semiconductor Engineering, Inc	6,222,774
2,382,700	*	Hon Hai Precision Industry Co, Ltd	5,675,742
1,715,636		Hota Industrial Manufacturing Co Ltd	8,208,565
68,000		Largan Precision Co Ltd	4,746,677
7,463,000		Taiwan Semiconductor Manufacturing Co Ltd	34,287,768
		TOTAL TAIWAN	59,141,526

THAILAND - 2.1%
24,916,800		Asia Aviation PCL (ADR)	4,125,627
24,715,130		Beauty Community PCL (ADR)	3,918,925
2,936,900		CP Seven Eleven PCL (ADR)	3,839,883
5,292,131		Minor International PCL (ADR)	5,632,430
1,239,500		PTT Exploration & Production PCL (ADR)	2,662,831
		TOTAL THAILAND	20,179,696
89

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

TURKEY - 2.0%
511,193		Aselsan Elektronik Sanayi Ve Ticaret AS	$3,645,276
225,656		Coca-Cola Icecek AS	3,307,983
2,881,809		Emlak Konut Gayrimenkul Yatiri	3,097,136
152,491		Tupras Turkiye Petrol Rafine	4,022,020
1,710,175		Turkiye Garanti Bankasi AS	5,264,286
		TOTAL TURKEY	19,336,701

UNITED ARAB EMIRATES - 1.1%
260,555		DP World Ltd	4,861,161
357,550		NMC Health plc	5,469,889
		TOTAL UNITED ARAB EMIRATES	10,331,050

UNITED KINGDOM - 0.6%
484,657		Anglo American plc	5,422,763
		TOTAL UNITED KINGDOM	5,422,763

UNITED STATES - 1.2%
76,459	*	Luxoft Holding, Inc	4,420,095
78,536	*	Yahoo!, Inc	2,874,418
48,142		Yum! Brands, Inc	3,830,177
		TOTAL UNITED STATES	11,124,690

VIETNAM - 0.3%
822,607	*	Mobile World Investment Corp	2,762,721
		TOTAL VIETNAM	2,762,721

		TOTAL COMMON STOCKS	969,536,992
		(Cost $921,518,566)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)	3,672
		TOTAL PHILIPPINES	3,672

		TOTAL PREFERRED STOCKS	3,672
		(Cost $4,057)

RIGHTS / WARRANTS - 0.0%

THAILAND - 0.0%
214,931		Minor International PCL	30,643
		TOTAL THAILAND	30,643

		TOTAL RIGHTS / WARRANTS	30,643
		(Cost $0)
90

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
26,187,859	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$26,187,859
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	26,187,859
		TOTAL SHORT-TERM INVESTMENTS	26,187,859
		(Cost $26,187,859)

		TOTAL INVESTMENTS - 102.6%	996,225,516
		(Cost $948,244,482)
		OTHER ASSETS & LIABILITIES, NET - (2.6)%	(25,229,737)
		NET ASSETS - 100.0%	$970,995,779

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,207,645.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
At 4/30/2016, the aggregate value of these securities was $2,622,810 or 0.3% of net assets.
m	Indicates a security that has been deemed illiquid.
91

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$242,905,256	25.0%
INFORMATION TECHNOLOGY	202,416,547	20.9
CONSUMER DISCRETIONARY	153,482,933	15.8
CONSUMER STAPLES	87,983,298	9.1
MATERIALS	74,294,648	7.7
ENERGY	69,338,466	7.1
INDUSTRIALS	56,530,306	5.8
HEALTH CARE	42,031,344	4.3
UTILITIES	25,145,313	2.6
TELECOMMUNICATION SERVICES	15,909,546	1.6
SHORT-TERM INVESTMENTS	26,187,859	2.7
OTHER ASSETS & LIABILITIES, NET	(25,229,737)	(2.6)

NET ASSETS	$970,995,779	100.0%
92

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 7.1%
772,121		Amcor Ltd	$9,002,070
884,853		Australia & New Zealand Banking Group Ltd	16,219,287
200,820		BHP Billiton Ltd	3,136,194
210,845		BHP Billiton plc	2,881,091
280,861		Brambles Ltd	2,652,786
133,162		Caltex Australia Ltd	3,268,216
188,402		Challenger Financial Services Group Ltd	1,274,425
104,909		Commonwealth Bank of Australia	5,856,756
55,977		Computershare Ltd	428,497
79,315		CSL Ltd	6,320,474
364,771		Harvey Norman Holdings Ltd	1,235,310
72,651		Lend Lease Corp Ltd	697,862
995,040		Macquarie Goodman Group	5,184,020
188,738		Oil Search Ltd	1,000,637
1,986,980		Qantas Airways Ltd	4,844,717
3,122,861		Scentre Group	11,084,655
743,487		Tabcorp Holdings Ltd	2,493,791
1,344,232		Telstra Corp Ltd	5,458,064
257,835		Westpac Banking Corp	6,052,300
191		Woodside Petroleum Ltd	4,089
290,619		Woolworths Ltd	4,863,205
		TOTAL AUSTRALIA	93,958,446

AUSTRIA - 0.0%
77,055	*,e,m	Immoeast AG.	0
		TOTAL AUSTRIA	0

BELGIUM - 1.5%
36,928		Anheuser-Busch InBev NV	4,581,062
12,273		Belgacom S.A.	413,647
50,584		Delhaize Group	5,315,600
97,136		Solvay S.A.	9,840,912
		TOTAL BELGIUM	20,151,221

CHINA - 0.2%
3,244,800		Yangzijiang Shipbuilding	2,378,853
		TOTAL CHINA	2,378,853

DENMARK - 1.9%
2,622		AP Moller - Maersk AS (Class A)	3,572,275
3,005		AP Moller - Maersk AS (Class B)	4,229,554
98,994		Novo Nordisk AS	5,527,266
170,753		Vestas Wind Systems AS	12,222,848
		TOTAL DENMARK	25,551,943

93

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 1.4%
102,291		Elisa Oyj (Series A)	$3,824,861
33,531		Kone Oyj (Class B)	1,532,112
98,282		Nokia Oyj (Turquoise)	580,207
13,058		Nokian Renkaat Oyj	482,310
300,515		Stora Enso Oyj (R Shares)	2,627,430
455,504		UPM-Kymmene Oyj	8,719,289
		TOTAL FINLAND	17,766,209

FRANCE - 10.1%
107,096		Atos Origin S.A.	9,532,256
627,051		AXA S.A.	15,832,787
152,003		BNP Paribas	8,049,917
127,159		Cap Gemini S.A.	11,869,365
26,150		Christian Dior S.A.	4,595,085
73,937		Klepierre	3,477,440
20,158	e	Michelin (C.G.D.E.) (Class B)	2,105,504
226,771	e	Sanofi-Aventis	18,691,956
103,771	e	SCOR SE	3,535,029
101,434		Societe Generale	3,991,140
314,477		Total S.A.	15,893,918
79,382		Valeo S.A.	12,591,489
199,266	e	Vinci S.A.	14,882,838
429,421		Vivendi Universal S.A.	8,249,312
		TOTAL FRANCE	133,298,036

GERMANY - 9.3%
110,638		Allianz AG.	18,822,606
69,974		BASF SE	5,789,005
35,392		Bayer AG.	4,090,143
9,307		Bayerische Motoren Werke AG.	861,024
45,645		Continental AG.	10,051,642
237,276		Daimler AG. (Registered)	16,532,594
210,004	*,e	Deutsche Lufthansa AG.	3,269,730
309,501		Deutsche Telekom AG.	5,432,804
119,226		Deutsche Wohnen AG.	3,655,691
173,191		Evonik Industries AG.	5,495,047
46,180		Fresenius SE	3,367,362
51,072		Hannover Rueckversicherung AG.	5,838,598
136,639		Metro AG.	4,359,287
123,845		Osram Licht AG.	6,467,051
83,829		Porsche AG.	4,682,961
78,461		ProSiebenSat. Media AG.	4,008,180
26,338		SAP AG.	2,066,506
94,834		Siemens AG.	9,924,210
269,613		Telefonica Deutschland Holding AG.	1,371,779
52,810		TUI AG. (DI)	766,543
41,250		United Internet AG.	2,016,224
25,820	e	Volkswagen AG.	4,123,363
		TOTAL GERMANY	122,992,350
94

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 3.3%
163,600		AIA Group Ltd	$979,081
2,842,000		BOC Hong Kong Holdings Ltd	8,488,763
547,000		Cathay Pacific Airways Ltd	872,108
548,000		Cheung Kong Property Holdings Ltd	3,742,559
215,340		CK Hutchison Holdings Ltd	2,576,246
893,000		CLP Holdings Ltd	8,255,802
369,000		Henderson Land Development Co Ltd	2,299,807
12,200		Jardine Matheson Holdings Ltd	672,856
9,800	e	Melco Crown Entertainment Ltd (ADR)	145,040
225,000		NWS Holdings Ltd	341,762
254,400		Sands China Ltd	906,350
1,524,864		Sino Land Co	2,393,952
4,805,000	*,g	WH Group Ltd	3,881,123
1,272,000		Wharf Holdings Ltd	6,875,208
370,000		Wheelock & Co Ltd	1,712,953
		TOTAL HONG KONG	44,143,610

IRELAND - 0.5%
9,112	*	AerCap Holdings NV	364,571
3,219		Kerry Group plc (Class A)	287,046
4,821		Paddy Power plc	647,920
48,255		Ryanair Holdings plc (ADR)	3,906,242
29,186		Shire Ltd	1,821,266
		TOTAL IRELAND	7,027,045

ISRAEL - 0.7%
45,805		Bank Hapoalim Ltd	235,956
245,914	*	Bank Leumi Le-Israel	913,893
512,920		Bezeq Israeli Telecommunication Corp Ltd	1,080,951
6,957	*,e	Check Point Software Technologies	576,527
29,457		Israel Chemicals Ltd	146,753
25,187		Mizrahi Tefahot Bank Ltd	292,956
97,692		Teva Pharmaceutical Industries Ltd	5,366,516
		TOTAL ISRAEL	8,613,552

ITALY - 2.5%
154,973		Assicurazioni Generali S.p.A.	2,369,474
4,798,444		Banca Intesa S.p.A.	13,338,714
1,305,338		Banca Intesa S.p.A. RSP	3,438,488
2,040,264		Enel S.p.A.	9,272,646
219,008		ENI S.p.A.	3,577,919
13,350	*	Ferrari NV	603,348
		TOTAL ITALY	32,600,589

JAPAN - 22.1%
80,200		AEON Financial Service Co Ltd	1,789,963
112,000		Ajinomoto Co, Inc	2,581,628
176,800		Alfresa Holdings Corp	3,404,643
49,000		Asahi Kasei Corp	335,264
240,400		Astellas Pharma, Inc	3,241,213
76,200		Bridgestone Corp	2,804,724
167,500		Chubu Electric Power Co, Inc	2,206,335
95

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

127,900	*	Concordia Financial Group Ltd	$615,939
53,600		Daicel Chemical Industries Ltd	669,568
174,600		Dai-ichi Mutual Life Insurance Co	2,098,638
537,000		Daiichi Sankyo Co Ltd	12,655,684
17,900		Daikin Industries Ltd	1,420,883
250,200		Daiwa House Industry Co Ltd	6,684,520
634,000		Daiwa Securities Group, Inc	3,692,304
34,400		FamilyMart Co Ltd	1,815,446
46,200		Fanuc Ltd	6,824,753
236,000		Fuji Electric Holdings Co Ltd	1,004,237
181,600		Fuji Heavy Industries Ltd	5,962,833
11,600		Fujifilm Holdings Corp	476,160
302,000		Hankyu Hanshin Holdings, Inc	1,914,228
361,000		Hiroshima Bank Ltd	1,306,937
32,200		Hitachi Chemical Co Ltd	540,758
105,000		Idemitsu Kosan Co Ltd	2,243,034
27,900		Inpex Holdings, Inc	221,801
245,900		Itochu Corp	3,125,045
252,200		Japan Airlines Co Ltd	9,077,761
232,100		Japan Tobacco, Inc	9,483,123
154,500		Kao Corp	8,546,473
191,000		KDDI Corp	5,501,895
44,000		Kubota Corp	640,942
36,800	*	Kyushu Financial Group, Inc	193,159
273,700		Matsushita Electric Industrial Co Ltd	2,440,888
27,800		Mazda Motor Corp	423,569
19,200		MEIJI Holdings Co Ltd	1,479,585
44,000		Minebea Co Ltd	360,403
733,000		Mitsubishi Electric Corp	7,789,890
571,000		Mitsubishi Gas Chemical Co, Inc	3,131,256
94,000		Mitsubishi Heavy Industries Ltd	334,133
130,000		Mitsubishi Materials Corp	412,332
160,600		Mitsubishi UFJ Financial Group, Inc	741,139
485,300		Mitsubishi UFJ Lease & Finance Co Ltd	2,115,008
374,000		Mitsui Chemicals, Inc	1,240,385
290,000		Mitsui Sumitomo Insurance Group Holdings, Inc	7,659,328
45,400		Mixi Inc	1,551,260
31,500		Murata Manufacturing Co Ltd	4,107,954
899,000		Nippon Electric Glass Co Ltd	4,759,689
123,500		Nippon Steel Corp	2,569,758
231,800		Nippon Telegraph & Telephone Corp	10,373,122
1,274,100		Nissan Motor Co Ltd	11,306,392
19,300		NOK Corp	319,873
2,107,700		Nomura Holdings, Inc	8,955,114
242,500		Nomura Real Estate Holdings, Inc	4,431,754
374	*	Nomura Real Estate Master Fund, Inc	586,712
70,700		NSK Ltd	617,056
71,100		NTT DoCoMo, Inc	1,705,261
205,500		Obayashi Corp	2,013,968
109,700		Osaka Securities Exchange Co Ltd	1,633,789
95,800		Otsuka Holdings KK	3,734,716
484,700		Resona Holdings, Inc	1,713,542
179,400		Seibu Holdings, Inc	3,784,774
96

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

356,700		Seiko Epson Corp	$5,845,205
277,700		Sekisui House Ltd	4,821,797
220,100		Shoei Co Ltd	2,190,645
12,200		Softbank Corp	656,000
58,600		Sony Corp	1,419,386
272,100		Sumitomo Rubber Industries, Inc	4,142,327
23,900		Suzuki Motor Corp	654,945
1,455,000		Taisei Corp	9,931,154
3,600		Takeda Pharmaceutical Co Ltd	171,943
121,700		Tanabe Seiyaku Co Ltd	2,166,808
50,200		TDK Corp	2,937,394
1,948,000		Teijin Ltd	6,974,305
407,500		Tohoku Electric Power Co, Inc	5,209,876
59,000		Tokio Marine Holdings, Inc	1,930,626
162,300		Tokyo Electron Ltd	10,726,762
188,100		Tokyo Tatemono Co Ltd	2,483,587
51,400		Toyota Industries Corp	2,230,140
473,200		Toyota Motor Corp	23,986,368
116,500		West Japan Railway Co	7,032,666
154,300		Yahoo! Japan Corp	690,250
		TOTAL JAPAN	291,574,725

LUXEMBOURG - 0.4%
354,501	*	ArcelorMittal	2,001,202
47,556		Millicom International Cellular S.A.	2,753,466
4,098	e	RTL Group	343,113
		TOTAL LUXEMBOURG	5,097,781

NETHERLANDS - 4.5%
11,825	*	Altice NV (Class B)	180,755
526,631		ING Groep NV	6,453,029
571,685	*	Koninklijke Ahold NV	12,448,002
80,908		Koninklijke Vopak NV	4,398,902
14,006	*	NXP Semiconductors NV	1,194,432
426,724		Royal Dutch Shell plc (A Shares)	11,177,267
533,587		Royal Dutch Shell plc (B Shares)	14,009,258
1,324,939		Royal KPN NV	5,206,550
102,748	e	Unilever NV	4,513,705
		TOTAL NETHERLANDS	59,581,900

NEW ZEALAND - 0.3%
256,119		Fletcher Building Ltd	1,488,865
493,701	*	Meridian Energy Ltd	911,946
417,545		Telecom Corp of New Zealand Ltd	1,079,674
		TOTAL NEW ZEALAND	3,480,485

NORWAY - 0.9%
251,146	e	Norsk Hydro ASA	1,092,732
9,437	*	Schibsted ASA (B Shares)	268,522
336,130		Telenor ASA	5,783,504
120,427		Yara International ASA	4,816,840
		TOTAL NORWAY	11,961,598
97

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.1%
94,500		Jardine Cycle & Carriage Ltd	$2,701,742
427,300	e	Oversea-Chinese Banking Corp	2,775,780
652,700		United Overseas Bank Ltd	8,994,604
		TOTAL SINGAPORE	14,472,126

SOUTH AFRICA - 0.4%
405,932		Investec plc	3,108,632
159,676		Mondi plc	3,058,522
		TOTAL SOUTH AFRICA	6,167,154

SPAIN - 2.8%
673,695		Abertis Infraestructuras S.A. (Continuous)	11,373,599
127,034		ACS Actividades Construccion y Servicios S.A.	4,213,280
33,005	*,g	Aena S.A.	4,714,936
130,149		Banco Santander S.A.	660,938
154,008		Bankinter S.A.	1,175,511
100,745		Endesa S.A.	2,119,661
1,762,651		Iberdrola S.A.	12,547,853
12,609	e	Industria De Diseno Textil S.A.	405,828
14,723		Telefonica S.A.	161,058
		TOTAL SPAIN	37,372,664

SWEDEN - 2.3%
115,113		Ericsson (LM) (B Shares)	932,692
112,943	e	ICA Gruppen AB	3,713,448
307,990		Investor AB (B Shares)	11,315,582
662,733		Nordea Bank AB	6,441,858
86,514		Svenska Cellulosa AB (B Shares)	2,729,656
175,800	*,e	Swedish Match AB	5,583,727
		TOTAL SWEDEN	30,716,963

SWITZERLAND - 8.9%
2,776		Actelion Ltd	449,934
6,490		EMS-Chemie Holding AG.	3,211,685
45,333		Kuehne & Nagel International AG.	6,542,241
33,025		Lonza Group AG.	5,508,182
448,271		Nestle S.A.	33,458,791
319,185		Novartis AG.	24,290,683
105,809		Roche Holding AG.	26,770,648
198		Sika AG.	843,865
508,586		STMicroelectronics NV	3,126,997
140,376		Swiss Re Ltd	12,476,413
1,010		Swisscom AG.	513,260
3,230		Wolseley plc	180,919
		TOTAL SWITZERLAND	117,373,618

UNITED KINGDOM - 17.0%
574,125		3i Group plc	3,982,176
811,043		Anglo American plc (London)	9,071,733
65,712	e	AstraZeneca plc (ADR)	1,903,019
98

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY			VALUE

1,687,697		Aviva plc			$10,692,391
121,305		BAE Systems plc			846,304
523,549		Barclays plc			1,314,506
530,166		Barratt Developments plc			4,128,613
188,376		Berkeley Group Holdings plc			8,254,731
267,655		BP plc (ADR)			8,987,855
372,611		British American Tobacco plc			22,718,873
1,544,114		BT Group plc			10,009,053
79,336		Compass Group plc			1,412,846
62,245		Croda International plc			2,742,050
56,791		Diageo plc			1,535,407
1,238,527		Direct Line Insurance Group plc			6,561,244
371,997		easyJet plc			8,017,760
95,262	e	Fiat DaimlerChrysler Automobiles NV			766,923
1,016,651		GlaxoSmithKline plc			21,728,341
1,206,198		HSBC Holdings plc			7,993,323
286,325		Imperial Tobacco Group plc			15,568,410
86,075		International Consolidated Airlines Group S.A.			663,738
80,195		Johnson Matthey plc			3,389,432
820,750		Legal & General Group plc			2,682,125
845,134		National Grid plc			12,058,887
833,263		Old Mutual plc			2,265,440
53,273		Persimmon plc			1,549,503
708,401		Prudential plc			13,983,502
76,077		Reckitt Benckiser Group plc			7,411,341
493,858		Royal Mail plc			3,517,533
449,183		Sage Group plc			3,890,770
200,771		Segro plc			1,226,684
717,610		Sky plc			9,864,290
129,274		Unilever plc			5,776,204
189,923		Vodafone Group plc (ADR)			6,218,079
48,281		WPP plc			1,127,969
		TOTAL UNITED KINGDOM			223,861,055
UNITED STATES - 0.1%
8,335	*,e	Mobileye NV			317,980
23,419	*	Qiagen NV			526,709
775	*	Taro Pharmaceutical Industries Ltd			108,299
		TOTAL UNITED STATES			952,988

		TOTAL COMMON STOCKS			1,311,094,911
		(Cost $1,271,740,979)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS – 6.4%

GOVERNMENT AGENCY DEBT - 1.1%
$14,850,000		Federal National Mortgage Association (FNMA)	0.140%	05/02/16	14,850,000
		TOTAL GOVERNMENT AGENCY DEBT			14,850,000
99

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.3%
69,881,999	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$69,881,999
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	69,881,999
		TOTAL SHORT-TERM INVESTMENTS	84,731,999
		(Cost $84,731,941)

		TOTAL INVESTMENTS - 105.7%	1,395,826,910
		(Cost $1,356,472,920)
		OTHER ASSETS & LIABILITIES, NET - (5.7)%	(76,555,561)
		NET ASSETS - 100.0%	$1,319,271,349

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $58,519,104.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2016, the aggregate value of these securities was $8,596,059, or 0.7% of net assets.
m	Indicates a security that has been deemed illiquid.
100

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$311,580,761	23.7%
INDUSTRIALS	170,652,964	12.9
CONSUMER DISCRETIONARY	166,599,840	12.6
CONSUMER STAPLES	162,651,141	12.3
HEALTH CARE	151,845,803	11.5
MATERIALS	95,228,345	7.2
INFORMATION TECHNOLOGY	67,627,126	5.1
TELECOMMUNICATION SERVICES	67,543,028	5.1
ENERGY	64,782,897	4.9
UTILITIES	52,583,006	4.0
SHORT-TERM INVESTMENTS	84,731,999	6.4
OTHER ASSETS & LIABILITIES, NET	(76,555,561)	(5.7)

NET ASSETS	$1,319,271,349	100.0%
101

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 8.9%
117,402		Amcor Ltd	$1,368,776
411,555		BHP Billiton Ltd	6,427,229
404,693		BHP Billiton plc	5,529,927
2,460,125		Fortescue Metals Group Ltd	6,322,506
140,750	*	Newcrest Mining Ltd	2,052,363
3,231,022	*	South32 Ltd	4,040,839
		TOTAL AUSTRALIA	25,741,640

BRAZIL - 2.1%
712,000		Gerdau S.A. (Preference)	1,616,841
173,833	*	Petroleo Brasileiro S.A.	670,717
209,362	*	Petroleo Brasileiro S.A. (Preference)	622,744
519,042		Vale S.A.	2,971,560
		TOTAL BRAZIL	5,881,862

CANADA - 10.4%
110,076		Agnico-Eagle Mines Ltd	5,203,322
158,660		Canadian Natural Resources Ltd (Canada)	4,764,732
343,752		First Quantum Minerals Ltd	2,928,755
203,500		Goldcorp, Inc	4,100,167
465,000	*	Kinross Gold Corp	2,649,837
83,200	e	Peyto Exploration & Development Corp	2,123,931
167,793	*	Seven Generations Energy Ltd	2,955,468
154,000		Silver Wheaton Corp	3,226,795
111,248		Teck Cominco Ltd	1,361,894
119,000		Yamana Gold, Inc	589,926
		TOTAL CANADA	29,904,827

CHILE - 1.3%
184,100		Sociedad Quimica y Minera de Chile S.A. (ADR)	3,834,803
		TOTAL CHILE	3,834,803

FINLAND - 2.0%
293,939		UPM-Kymmene Oyj	5,626,601
		TOTAL FINLAND	5,626,601

FRANCE - 2.9%
163,954		Total S.A.	8,286,366
		TOTAL FRANCE	8,286,366

GERMANY - 1.0%
120,700		ThyssenKrupp AG.	2,812,531
		TOTAL GERMANY	2,812,531
102

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.3%
1,330,000		Nine Dragons Paper Holdings Ltd	$952,980
		TOTAL HONG KONG	952,980

INDONESIA - 0.5%
3,200,000		PT Charoen Pokphand Indonesia Tbk	897,806
4,900,000		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	567,803
		TOTAL INDONESIA	1,465,609

IRELAND - 0.3%
27,281		Smurfit Kappa Group plc	724,132
		TOTAL IRELAND	724,132

ITALY - 0.9%
149,512		ENI S.p.A.	2,442,568
		TOTAL ITALY	2,442,568

JAPAN - 1.3%
63,980	e	JFE Holdings, Inc	897,853
142,084		Nippon Steel Corp	2,956,449
		TOTAL JAPAN	3,854,302

JERSEY, C.I. - 0.5%
15,459		Randgold Resources Ltd	1,544,172
		TOTAL JERSEY, C.I.	1,544,172

KOREA, REPUBLIC OF - 0.9%
12,700		POSCO	2,660,842
		TOTAL KOREA, REPUBLIC OF	2,660,842

LUXEMBOURG - 2.3%
1,150,482	*	ArcelorMittal	6,494,613
		TOTAL LUXEMBOURG	6,494,613

MALAYSIA - 0.9%
345,000		Genting Plantations BHD	944,964
255,045		Kuala Lumpur Kepong BHD	1,561,673
		TOTAL MALAYSIA	2,506,637

MEXICO - 1.0%
52,500		Fresnillo plc	855,781
775,668		Grupo Mexico S.A. de C.V. (Series B)	1,972,910
		TOTAL MEXICO	2,828,691

NETHERLANDS - 1.9%
212,823		Royal Dutch Shell plc (A Shares)	5,574,515
		TOTAL NETHERLANDS	5,574,515

NORWAY - 0.9%
285,806	*	Det Norske Oljeselskap ASA	2,542,830
		TOTAL NORWAY	2,542,830
103

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

PERU - 0.3%
30,257	e	Southern Copper Corp (NY)	$897,725
		TOTAL PERU	897,725

POLAND - 0.1%
21,000		KGHM Polska Miedz S.A.	409,418
		TOTAL POLAND	409,418

PORTUGAL - 1.1%
230,389		Galp Energia SGPS S.A.	3,165,413
		TOTAL PORTUGAL	3,165,413

RUSSIA - 2.3%
52,800		LUKOIL PJSC (ADR)	2,249,681
209,027		MMC Norilsk Nickel PJSC (ADR)	3,088,849
13,542		NovaTek OAO (GDR)	1,306,869
		TOTAL RUSSIA	6,645,399

SINGAPORE - 0.7%
2,870,000		Golden Agri-Resources Ltd	851,390
395,000		Wilmar International Ltd	1,085,055
		TOTAL SINGAPORE	1,936,445

SOUTH AFRICA - 2.6%
38,250	*	Anglo American Platinum Ltd	1,108,636
187,813	*	AngloGold Ashanti Ltd	3,053,141
171,458		Mondi plc	3,284,201
		TOTAL SOUTH AFRICA	7,445,978

SWITZERLAND - 5.6%
1,150,000		Glencore Xstrata plc	2,748,406
33,367		Syngenta AG.	13,385,670
		TOTAL SWITZERLAND	16,134,076

TAIWAN - 0.5%
2,170,000		China Steel Corp	1,521,328
		TOTAL TAIWAN	1,521,328

THAILAND - 0.8%
265,200		PTT PCL (Foreign)	2,303,073
		TOTAL THAILAND	2,303,073

TURKEY - 0.9%
1,472,000		Eregli Demir ve Celik Fabrikalari TAS	2,455,401
		TOTAL TURKEY	2,455,401

UNITED KINGDOM - 4.6%
666,056		Anglo American plc (London)	7,450,015
167,486		Rio Tinto plc	5,618,538
		TOTAL UNITED KINGDOM	13,068,553
104

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY			VALUE

UNITED STATES - 39.5%
242,047	*	AK Steel Holding Corp			$1,132,780
30,500		Anadarko Petroleum Corp			1,609,180
140,446		Archer Daniels Midland Co			5,609,413
49,600		Bunge Ltd			3,100,000
400,302	*	Callon Petroleum Co			4,207,174
100,200		CF Industries Holdings, Inc			3,313,614
58,457		Chevron Corp			5,973,136
40,564	*	Concho Resources, Inc			4,712,320
91,640		ConocoPhillips			4,379,476
25,200	*	Continental Resources, Inc			938,952
57,290		Enterprise Products Partners LP			1,529,070
19,128		EQT Corp			1,340,873
139,123		Exxon Mobil Corp			12,298,473
49,277		FMC Corp			2,131,723
204,534		Freeport-McMoRan Copper & Gold, Inc (Class B)			2,863,476
28,500		Hess Corp			1,699,170
22,478		Magellan Midstream Partners LP			1,619,989
72,746		Monsanto Co			6,814,845
70,197	*	Newfield Exploration Co			2,544,641
4,075		NewMarket Corp			1,654,695
234,028		Newmont Mining Corp			8,183,959
39,478		Nucor Corp			1,965,215
68,916		Occidental Petroleum Corp			5,282,411
219,692	*	Parsley Energy, Inc			5,145,187
38,539		Pioneer Natural Resources Co			6,401,328
179,219	*	RSP Permian, Inc			5,485,894
84,385		Steel Dynamics, Inc			2,127,346
18,428		Texas Pacific Land Trust			2,791,860
33,751		Toro Co			2,917,774
374,700	*	WPX Energy, Inc			3,619,602
		TOTAL UNITED STATES			113,393,576

		TOTAL COMMON STOCKS			285,056,906
		(Cost $248,412,855)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.1%

GOVERNMENT AGENCY DEBT - 2.0%
$5,850,000		Federal National Mortgage Association (FNMA)	0.140%	05/02/16	5,850,000
		TOTAL GOVERNMENT AGENCY DEBT			5,850,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
3,200,228	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			3,200,228
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			3,200,228
		TOTAL SHORT-TERM INVESTMENTS			9,050,228
		(Cost $9,050,206)
105

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 102.4%	$294,107,134
	(Cost $257,463,061)
	OTHER ASSETS & LIABILITIES, NET - (2.4)%	(6,942,770)
	NET ASSETS - 100.0%	$287,164,364

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,026,782.
106

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2016

		% OF
SECTOR	VALUE	NET ASSETS
MATERIALS	$156,933,385	54.7%
ENERGY	107,795,782	37.5
CONSUMER STAPLES	14,618,104	5.1
INDUSTRIALS	2,917,774	1.0
FINANCIALS	2,791,861	1.0
SHORT-TERM INVESTMENTS	9,050,228	3.1
OTHER ASSETS & LIABILITIES, NET	(6,942,770)	(2.4)

NET ASSETS	$287,164,364	100.0%
107

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 1.4%
3,879,568		BHP Billiton Ltd	$60,586,976
		TOTAL AUSTRALIA	60,586,976

DENMARK - 1.0%
1,043,097	*	H Lundbeck AS	34,852,964
150,141	e	Novo Nordisk AS	8,383,025
		TOTAL DENMARK	43,235,989

FRANCE - 25.0%
4,601,378	e	Accor S.A.	203,763,977
259,549		BNP Paribas	13,745,439
3,373,197		Compagnie de Saint-Gobain	154,568,428
1,407,413		Essilor International S.A.	182,198,021
911,525		Groupe Danone	63,864,537
122,053	e	Kering	20,931,844
4,197,961		Schneider Electric S.A.	274,494,463
2,312,608	e	Vinci S.A.	172,724,752
		TOTAL FRANCE	1,086,291,461

GERMANY - 13.1%
2,097,157		Adidas-Salomon AG.	270,569,710
212,414		Continental AG.	46,776,414
618,152		Deutsche Boerse AG.	50,866,831
654,606		Henkel KGaA (Preference)	74,768,354
1,532,373		Lanxess AG.	80,249,787
3,081,578		Schaeffler AG.	46,202,114
		TOTAL GERMANY	569,433,210

INDIA - 7.6%
1,938,477		Asian Paints Ltd	25,285,628
259,335		Eicher Motors Ltd	78,165,773
375,519		Emami Ltd	5,697,611
6,525,920		HDFC Bank Ltd	110,868,112
6,147,362		IndusInd Bank Ltd	97,017,414
4,296,780	*	Vakrangee Ltd	12,793,820
		TOTAL INDIA	329,828,358

ITALY - 3.6%
25,806,721		Banca Intesa S.p.A.	71,737,521
5,802,497		Mediobanca S.p.A.	47,797,827
2,381,066		Moncler S.p.A	38,701,254
		TOTAL ITALY	158,236,602
108

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 16.6%
3,453,415		Ajinomoto Co, Inc	$79,602,094
1,177,600		Don Quijote Co Ltd	41,894,064
29,872,758		Ishikawajima-Harima Heavy Industries Co Ltd	64,779,036
993,200		Kao Corp	54,940,823
785,490		Konami Corp	24,766,074
997,420		Murata Manufacturing Co Ltd	130,074,790
3,304,674		Olympus Corp	128,738,864
1,181,324	e	Oriental Land Co Ltd	82,031,645
4,669,922		Sony Corp	113,112,989
		TOTAL JAPAN	719,940,379

LUXEMBOURG - 0.5%
4,109,537	*	ArcelorMittal	23,198,845
		TOTAL LUXEMBOURG	23,198,845

NETHERLANDS - 4.5%
59,259		ASML Holding NV	5,727,725
1,995,581		Heineken NV	187,239,691
2,633		Royal Dutch Shell plc (A Shares)	68,967
		TOTAL NETHERLANDS	193,036,383

NORWAY - 1.3%
3,185,896		Statoil ASA	56,075,890
		TOTAL NORWAY	56,075,890

SWEDEN - 3.4%
5,034,593	e	Electrolux AB (Series B)	146,303,812
		TOTAL SWEDEN	146,303,812

SWITZERLAND - 5.0%
128,277	e	Burckhardt Compression Holding AG.	45,723,163
113,316		Geberit AG.	43,596,294
1,058,595		Swatch Group AG. (Registered)	70,826,449
251,094		Zurich Financial Services AG.	56,341,530
		TOTAL SWITZERLAND	216,487,436

TAIWAN - 0.6%
27,973,137		Advanced Semiconductor Engineering, Inc	26,916,734
		TOTAL TAIWAN	26,916,734

UNITED KINGDOM - 15.8%
297,386		ARM Holdings plc	4,081,880
390,522		Associated British Foods plc	17,519,065
5,219,150		BAE Systems plc	36,412,233
2,762,126		Essentra plc	32,849,428
23,639,674		Man Group plc	51,132,135
128,540		Rio Tinto plc	4,312,043
13,209,796		Sky plc	181,582,272
69,121,816	*	Tesco plc	173,774,923
6,297,556	e	Weir Group plc	110,620,569
109

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

3,226,722		WPP plc			$75,384,603
		TOTAL UNITED KINGDOM			687,669,151

		TOTAL COMMON STOCKS			4,317,241,226
		(Cost $4,158,415,441)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS – 12.5%

GOVERNMENT AGENCY DEBT - 0.1%
$3,700,000		Federal Home Loan Bank (FHLB)	0.345%	07/22/16	3,697,336
		TOTAL GOVERNMENT AGENCY DEBT			3,697,336

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 12.4%
539,378,240	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			539,378,240
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			539,378,240
		TOTAL SHORT-TERM INVESTMENTS			543,075,576
		(Cost $543,075,332)

		TOTAL INVESTMENTS - 111.9%			4,860,316,802
		(Cost $4,701,490,773)
		OTHER ASSETS & LIABILITIES, NET - (11.9)%			(517,549,590)
		NET ASSETS - 100.0%			$4,342,767,212

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $507,741,933.
110

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2016

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$1,338,081,149	30.8%
INDUSTRIALS	981,084,711	22.6
CONSUMER STAPLES	657,407,098	15.1
FINANCIALS	499,506,810	11.5
HEALTH CARE	354,172,874	8.2
MATERIALS	226,482,705	5.2
INFORMATION TECHNOLOGY	204,361,023	4.7
ENERGY	56,144,856	1.3
SHORT-TERM INVESTMENTS	543,075,576	12.5
OTHER ASSETS & LIABILITIES, NET	(517,549,590)	(11.9)

NET ASSETS	$4,342,767,212	100.0%
111

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.9%

AUSTRALIA - 2.2%
712,597		Australia & New Zealand Banking Group Ltd	$13,061,848
824,804		BHP Billiton Ltd	12,880,913
		TOTAL AUSTRALIA	25,942,761

BRAZIL - 1.6%
969,898		Banco Itau Holding Financeira S.A.	9,269,622
1,720,500		Vale S.A.	9,850,009
		TOTAL BRAZIL	19,119,631

CANADA - 9.0%
376,859		Alimentation Couche Tard, Inc	16,519,682
360,300		Cenovus Energy, Inc (Toronto)	5,711,618
314,615		Dollarama, Inc	22,682,771
399,003		Gildan Activewear, Inc	12,392,721
344,910	*	Imax Corp	11,037,120
418,483	*,g	Spin Master Corp	8,171,542
551,044		Suncor Energy, Inc	16,175,142
405,653		Toronto-Dominion Bank	18,056,683
		TOTAL CANADA	110,747,279

CHINA - 1.2%
14,247,400	*,e,m	China Animal Healthcare Ltd	18,367
8,024,600		China Everbright International Ltd	8,983,771
3,585,200		Haitong Securities Co Ltd	5,924,967
		TOTAL CHINA	14,927,105

DENMARK - 2.3%
494,822		Novo Nordisk AS	27,628,065
		TOTAL DENMARK	27,628,065

FINLAND - 2.5%
353,413	*	Huhtamaki Oyj	13,901,516
1,345,400	*	Outokumpu Oyj	5,663,273
265,368	*	Sampo Oyj (A Shares)	11,607,478
		TOTAL FINLAND	31,172,267

FRANCE - 5.2%
79,519	e	L’Oreal S.A.	14,444,284
186,395		Teleperformance	16,742,397
407,842		Total S.A.	20,612,660
79,116		Valeo S.A.	12,549,296
		TOTAL FRANCE	64,348,637
112

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 1.7%
106,631		Beiersdorf AG.	$9,574,966
135,383		Fresenius Medical Care AG.	11,783,340
		TOTAL GERMANY	21,358,306

HONG KONG - 1.2%
2,527,400		AIA Group Ltd	15,125,479
		TOTAL HONG KONG	15,125,479

INDIA - 1.0%
594,984		Container Corp Of India Ltd	12,114,575
		TOTAL INDIA	12,114,575

INDONESIA - 1.4%
15,725,400		PT Bank Mandiri Persero Tbk	11,431,174
80,003,300		PT Lippo Karawaci Tbk	6,147,004
		TOTAL INDONESIA	17,578,178

IRELAND - 2.3%
573,155		CRH plc	16,680,465
433,372		Smurfit Kappa Group plc	11,503,194
		TOTAL IRELAND	28,183,659

ITALY - 3.6%
1,594,201		Mediobanca S.p.A.	13,132,164
602,086		Moncler S.p.A	9,786,156
1,319,730	*,g	OVS S.p.A	8,638,446
440,639	*	Yoox S.p.A	12,928,728
		TOTAL ITALY	44,485,494

JAPAN - 16.2%
435,200	e	COOKPAD, Inc	6,223,593
175,099	e	GMO Payment Gateway, Inc	11,188,786
329,100		Hoya Corp	12,602,640
850,200	e	Infomart Corp	7,612,889
897,800	*,e	Istyle, Inc	6,544,984
689,300		Kubota Corp	10,040,932
1,097,500		Matsui Securities Co Ltd	9,458,574
519,400	e	MonotaRO Co Ltd	15,596,154
116,200		Murata Manufacturing Co Ltd	15,153,787
183,400		Nitto Denko Corp	9,879,840
2,551,200		Nomura Holdings, Inc	10,839,439
852,900		ORIX Corp	12,064,211
292,900		Park24 Co Ltd	8,209,386
174,400	e	Seria Co Ltd	10,252,373
1,514,700		Shimizu Corp	13,576,006
443,500	e	SMS Co Ltd	8,229,142
343,700		Sumitomo Mitsui Financial Group, Inc	10,342,514
254,300		Sysmex Corp	15,903,738
114,700	e	W-Scope Corp	5,866,217
		TOTAL JAPAN	199,585,205
113

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

KOREA, REPUBLIC OF - 2.2%
69,823		Cosmax, Inc	$8,572,853
57,922		Hanssem Co Ltd	9,677,661
124,101	*	Loen Entertainment, Inc	8,395,644
		TOTAL KOREA, REPUBLIC OF	26,646,158

MALAYSIA - 2.1%
8,560,900		IHH Healthcare BHD	14,353,999
18,138,000		Karex BHD	12,009,719
		TOTAL MALAYSIA	26,363,718

NETHERLANDS - 3.1%
135,373		ASML Holding NV	13,084,583
1,267,835		ING Groep NV	15,535,311
1,071,586	*	TomTom NV	9,763,042
		TOTAL NETHERLANDS	38,382,936

NORWAY - 3.1%
1,188,895	*	Det Norske Oljeselskap ASA	10,577,658
796,141	e	DNB NOR Holding ASA	10,187,753
980,000		Statoil ASA	17,249,267
		TOTAL NORWAY	38,014,678

PHILIPPINES - 2.5%
4,103,180		Banco de Oro Universal Bank	8,741,211
105,775,800		Megaworld Corp	8,484,362
8,299,480		Robinsons Retail Holdings, Inc	13,604,607
		TOTAL PHILIPPINES	30,830,180

PORTUGAL - 1.0%
772,464		Jeronimo Martins SGPS S.A.	12,647,045
		TOTAL PORTUGAL	12,647,045

SPAIN - 1.6%
288,698		Amadeus IT Holding S.A.	13,164,733
142,139	*,e,m	Let’s GOWEX S.A.	1,628
202,481	e	Tecnicas Reunidas S.A.	6,825,369
		TOTAL SPAIN	19,991,730

SWEDEN - 3.8%
608,212		Boliden AB	10,637,833
368,686	e	Hexagon AB (B Shares)	14,727,076
334,984	e	Intrum Justitia AB	12,041,467
303,771		Kinnevik Investment AB (Series B)	8,751,148
		TOTAL SWEDEN	46,157,524

SWITZERLAND - 4.5%
81,224		Lonza Group AG.	13,547,208
244,167		Novartis AG.	18,581,648
876,082		UBS AG.	15,187,275
310,543	*,e,g	Wizz Air Holdings plc	8,552,546
		TOTAL SWITZERLAND	55,868,677
114

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY			VALUE

TAIWAN - 5.1%
1,061,861	*	Eclat Textile Co Ltd			$12,086,202
1,374,000		Global PMX Co Ltd			3,887,854
3,728,607		Hota Industrial Manufacturing Co Ltd			17,839,748
2,952,000		Hu Lane Associate, Inc			13,651,552
3,529,000		Taiwan Paiho Ltd			10,596,571
803,000	*	VHQ Media Holdings Ltd			4,324,064
		TOTAL TAIWAN			62,385,991

UNITED KINGDOM - 16.0%
1,392,784		Ashtead Group plc			18,523,200
234,647	*	ASOS plc			12,379,087
243,254		Associated British Foods plc			10,912,529
2,156,605	g	Auto Trader Group plc			11,844,784
3,668,061		Barclays plc			9,209,620
1,038,570		Beazley plc			4,950,141
9,268,013	*,e	boohoo.com plc			6,466,289
1,253,074		Cineworld Group plc			9,488,809
244,128		Consort Medical plc			3,527,921
1,034,297		Fevertree Drinks plc			9,234,689
1,588,221		International Consolidated Airlines Group S.A. (London)			12,210,710
1,894,966	*	Just Eat plc			10,645,492
4,496,637		Man Group plc			9,726,135
3,246,029	*,e	Purplebricks Group plc			8,181,568
228,603		Rightmove plc			12,919,551
3,922,834		Taylor Wimpey plc			10,582,066
393,665		Travis Perkins plc			10,650,593
1,173,751		Vesuvius plc			5,510,383
1,814,030		Virgin Money Holdings UK plc			9,698,757
421,842		WPP plc			9,855,324
		TOTAL UNITED KINGDOM			196,517,648

UNITED STATES - 1.5%
271,165	*	Lululemon Athletica, Inc			17,774,866
		TOTAL UNITED STATES			17,774,866

		TOTAL COMMON STOCKS			1,203,897,792
		(Cost $1,144,109,828)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 11.5%

GOVERNMENT AGENCY DEBT - 1.6%
$19,450,000		Federal National Mortgage Association (FNMA)	0.140%	05/02/16	19,450,000
		TOTAL GOVERNMENT AGENCY DEBT			19,450,000

TREASURY DEBT - 1.6%
19,350,000		United States Treasury Bill	0.203%	05/12/16	19,349,187
		TOTAL TREASURY DEBT			19,349,187
115

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.3%
102,606,011	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$102,606,011
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	102,606,011
		TOTAL SHORT-TERM INVESTMENTS	141,405,198
		(Cost $141,404,738)

		TOTAL INVESTMENTS - 109.4%	1,345,302,990
		(Cost $1,285,514,566)
		OTHER ASSETS & LIABILITIES, NET - (9.4)%	(115,897,250)
		NET ASSETS - 100.0%	$1,229,405,740

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $94,918,121.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
At 4/30/2016, the aggregate value of these securities was $37,207,319, or 3.0% of net assets.
m	Indicates a security that has been deemed illiquid.

116

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2016

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$265,207,932	21.4%
FINANCIALS	255,114,439	20.8
INDUSTRIALS	152,752,121	12.4
INFORMATION TECHNOLOGY	131,339,399	10.7
HEALTH CARE	117,946,925	9.6
CONSUMER STAPLES	107,520,373	8.8
MATERIALS	96,863,261	7.9
ENERGY	77,151,714	6.3
TELECOMMUNICATION SERVICES	1,628	0.0
SHORT-TERM INVESTMENTS	141,405,198	11.5
OTHER ASSETS & LIABILITIES, NET	(115,897,250)	(9.4)

NET ASSETS	$1,229,405,740	100.0%

117

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUSTRALIA - 7.2%
314		AGL Energy Ltd	$4,349
1,228		Amcor Ltd	14,317
5,913		AMP Ltd	26,274
3,469		APA Group	22,977
691		Asciano Group	4,632
8,624		Australia & New Zealand Banking Group Ltd	158,077
8,897		Brambles Ltd	84,034
2,337		Caltex Australia Ltd	57,357
4,830		Coca-Cola Amatil Ltd	31,467
3,843		Commonwealth Bank of Australia	214,543
1,343		GPT Group (ASE)	5,115
10,833		Healthscope Ltd	22,311
1,935		Insurance Australia Group Ltd	8,432
1,393		Lend Lease Corp Ltd	13,381
1,408		Macquarie Goodman Group	7,335
22,620		Mirvac Group	32,003
7,705	*	National Australia Bank Ltd	158,076
5,432	*	Newcrest Mining Ltd	79,207
2,484		QBE Insurance Group Ltd	20,907
1,195		Ramsay Health Care Ltd	58,765
16,646		Stockland Trust Group	55,056
980		Sydney Airport	5,053
3,298		Transurban Group (ASE)	28,939
3,456		Wesfarmers Ltd	111,907
8,538		Westpac Banking Corp	200,417
3,934		Woodside Petroleum Ltd	84,227
		TOTAL AUSTRALIA	1,509,158

AUSTRIA - 0.2%
1,275		OMV AG.	38,365
		TOTAL AUSTRIA	38,365

BELGIUM - 0.7%
443		Delhaize Group	46,553
1,504		KBC Groep NV	84,618
437	e	Umicore	21,815
		TOTAL BELGIUM	152,986

DENMARK - 1.8%
740		Coloplast AS	55,438
4,571		Novo Nordisk AS	255,219
460		Novozymes AS	22,063
166		Pandora AS	21,582
118

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

499		Vestas Wind Systems AS	$35,719
		TOTAL DENMARK	390,021

FINLAND - 0.9%
1,068		Neste Oil Oyj	34,224
710		Orion Oyj (Class B)	24,797
3,874		Stora Enso Oyj (R Shares)	33,871
3,070		UPM-Kymmene Oyj	58,766
1,041		Wartsila Oyj (B Shares)	44,677
		TOTAL FINLAND	196,335

FRANCE - 9.6%
1,833	e	Accor S.A.	81,171
1,191		Air Liquide	135,079
532		Atos Origin S.A.	47,352
6,104		AXA S.A.	154,124
1,419		Bouygues S.A.	47,351
1,171		Bureau Veritas S.A.	27,756
550		Cap Gemini S.A.	51,338
2,368		Carrefour S.A.	67,088
490		Casino Guichard Perrachon S.A.	29,162
384		Christian Dior S.A.	67,477
1,405		CNP Assurances	23,942
2,422		Compagnie de Saint-Gobain	110,982
908		Essilor International S.A.	117,546
281		Eurazeo	19,787
70		Gecina S.A.	10,116
2,000		Groupe Danone	140,127
234		Icade	18,410
154		JC Decaux S.A.	6,823
373	e	Kering	63,969
241		Lagardere S.C.A.	6,396
652		Legrand S.A.	37,163
659		L’Oreal S.A.	119,704
7,927		Natixis	43,741
319		Renault S.A.	30,780
2,585		Rexel S.A.	39,195
2,046		Schneider Electric S.A.	133,783
2,517		Suez Environnement S.A.	46,387
904		Technip S.A.	52,984
418		Unibail-Rodamco	112,043
1,741	e	Vinci S.A.	130,033
2,587		Vivendi Universal S.A.	49,697
247		Wendel	28,545
		TOTAL FRANCE	2,050,051

GERMANY - 8.8%
809		Adidas-Salomon AG.	104,375
1,191		Allianz AG.	202,622
58		Axel Springer AG.	3,243
2,504		BASF SE	207,158
1,369		Bayerische Motoren Werke AG.	126,651
472		Bayerische Motoren Werke AG. (Preference)	37,580
119

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

78		Beiersdorf AG.	$7,004
1,086		Deutsche Boerse AG.	89,365
1,959	*	Deutsche Lufthansa AG.	30,501
3,997		Deutsche Post AG.	117,405
109		Fraport AG. Frankfurt Airport Services Worldwide	6,608
661		GEA Group AG.	30,716
580		HeidelbergCement AG.	51,644
550		Henkel KGaA	55,949
390		Henkel KGaA (Preference)	44,545
1,592		K&S AG.	39,737
804		Linde AG.	123,013
1,025	*	Merck KGaA	96,531
1,508		Metro AG.	48,111
621		Muenchener Rueckver AG.	115,448
1,115		ProSiebenSat. Media AG.	56,960
2,565		SAP AG.	201,253
2,101		Telefonica Deutschland Holding AG.	10,690
2,476		TUI AG. (DI)	35,940
		TOTAL GERMANY	1,843,049

HONG KONG - 3.0%
11,000		CLP Holdings Ltd	101,695
5,200		Hang Seng Bank Ltd	94,279
49,000		Hong Kong & China Gas Ltd	91,213
4,783		Hong Kong Exchanges and Clearing Ltd	120,566
6,000		Hysan Development Co Ltd	26,511
50,000		Li & Fung Ltd	30,923
12,576		MTR Corp	62,175
5,000		Swire Pacific Ltd (Class A)	54,243
9,800		Swire Properties Ltd	25,446
6,000		Yue Yuen Industrial Holdings	21,855
		TOTAL HONG KONG	628,906

IRELAND - 0.6%
1,034		CRH plc	30,092
961		Kerry Group plc (Class A)	85,695
		TOTAL IRELAND	115,787

ISRAEL - 0.3%
8,958		Bank Hapoalim Ltd	46,145
33		Delek Group Ltd	5,800
		TOTAL ISRAEL	51,945

ITALY - 1.8%
4,332		Assicurazioni Generali S.p.A.	66,234
1,710		Autostrade S.p.A.	47,665
47,551		Banca Intesa S.p.A.	132,182
8,073		Banca Intesa S.p.A. RSP	21,266
936		Exor S.p.A.	35,253
8,708		Snam Rete Gas S.p.A.	53,253
3,357		Terna Rete Elettrica Nazionale S.p.A.	18,961
		TOTAL ITALY	374,814
120

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 22.0%
1,200		Aeon Co Ltd	$17,982
700		AEON Financial Service Co Ltd	15,623
800		Aeon Mall Co Ltd	11,002
900		Aisin Seiki Co Ltd	34,974
3,000		Ajinomoto Co, Inc	69,151
1,200		Alfresa Holdings Corp	23,108
400		Amada Co Ltd	4,019
1,000		Asahi Glass Co Ltd	5,856
3,000		Asahi Kasei Corp	20,526
400		Asics Corp	7,922
7,700		Astellas Pharma, Inc	103,816
600		Central Japan Railway Co	105,105
1,200		Chugai Pharmaceutical Co Ltd	40,441
200		Daicel Chemical Industries Ltd	2,498
600		Daikin Industries Ltd	47,627
1,600		Daiwa House Industry Co Ltd	42,747
2,300		Denso Corp	87,426
500		Dentsu, Inc	25,404
1,000		East Japan Railway Co	87,976
600		Eisai Co Ltd	37,140
100		Fast Retailing Co Ltd	26,330
2,700		Fuji Heavy Industries Ltd	88,654
8,000		Fujitsu Ltd	27,953
1,800		Hino Motors Ltd	17,368
200		Hitachi Chemical Co Ltd	3,359
400		Hitachi Construction Machinery Co Ltd	6,351
1,800		Hitachi Metals Ltd	18,277
5,300		Honda Motor Co Ltd	143,024
6,700		Inpex Holdings, Inc	53,264
4,300		JFE Holdings, Inc	60,343
200		Kansai Paint Co Ltd	3,498
800		Kao Corp	44,254
8,000		Kawasaki Heavy Industries Ltd	22,437
5,400		KDDI Corp	155,551
200		Keyence Corp	119,878
1,000		Kikkoman Corp	31,864
25,000		Kobe Steel Ltd	24,005
4,400		Komatsu Ltd	75,570
1,600		Konica Minolta Holdings, Inc	13,810
4,000		Kubota Corp	58,267
200		Kuraray Co Ltd	2,536
1,800		Kyocera Corp	89,316
2,000		Kyowa Hakko Kogyo Co Ltd	35,556
9,800		Matsushita Electric Industrial Co Ltd	87,397
3,600		Mazda Motor Corp	54,851
5,900		Mitsubishi Corp	99,171
8,000		Mitsubishi Electric Corp	85,019
10,000		Mitsubishi Materials Corp	31,718
4,500	e	Mitsubishi Motors Corp	18,109
3,500		Mitsubishi UFJ Lease & Finance Co Ltd	15,254
2,000		Mitsui Chemicals, Inc	6,633
121

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

4,000	Mitsui Fudosan Co Ltd	$97,690
5,000	Mitsui OSK Lines Ltd	10,625
18,000	Mitsui Trust Holdings, Inc	55,330
69,900	Mizuho Financial Group, Inc	104,774
700	Murata Manufacturing Co Ltd	91,288
10,000	NEC Corp	24,338
200	NGK Spark Plug Co Ltd	3,989
400	Nikon Corp	5,831
600	Nippon Paint Co Ltd	15,754
4,700	Nippon Steel Corp	97,796
2,500	Nippon Telegraph & Telephone Corp	111,876
3,000	Nippon Yusen Kabushiki Kaisha	5,877
11,100	Nissan Motor Co Ltd	98,502
500	Nissin Food Products Co Ltd	23,211
400	Nitto Denko Corp	21,548
700	NKSJ Holdings, Inc	18,379
400	Nomura Real Estate Holdings, Inc	7,310
1,500	NSK Ltd	13,092
300	NTT Data Corp	15,618
4,100	NTT DoCoMo, Inc	98,334
1,300	Omron Corp	41,258
500	Oriental Land Co Ltd	34,720
1,000	Osaka Gas Co Ltd	3,605
5,200	Resona Holdings, Inc	18,383
5,000	Ricoh Co Ltd	50,955
1,900	Santen Pharmaceutical Co Ltd	27,230
200	Secom Co Ltd	15,369
200	Sekisui Chemical Co Ltd	2,500
1,400	Sekisui House Ltd	24,309
1,600	Seven & I Holdings Co Ltd	65,284
1,000	Shin-Etsu Chemical Co Ltd	56,009
2,100	Shoei Co Ltd	20,901
4,500	Sony Corp	108,997
300	Stanley Electric Co Ltd	6,100
12,000	Sumitomo Chemical Co Ltd	54,238
7,700	Sumitomo Corp	81,406
1,100	Sumitomo Dainippon Pharma Co Ltd	14,160
2,900	Sumitomo Electric Industries Ltd	34,886
2,000	Sumitomo Heavy Industries Ltd	8,405
4,000	Sumitomo Metal Mining Co Ltd	45,130
4,000	Sumitomo Mitsui Financial Group, Inc	120,367
1,200	Sumitomo Rubber Industries, Inc	18,268
1,000	Suntory Beverage & Food Ltd	43,682
500	Suzuken Co Ltd	17,134
900	Sysmex Corp	56,285
1,000	T&D Holdings, Inc	9,572
2,600	Takeda Pharmaceutical Co Ltd	124,181
200	TDK Corp	11,703
700	Tokyo Electron Ltd	46,265
4,000	Tokyo Gas Co Ltd	17,655
1,000	Tokyu Corp	8,667
3,000	Toray Industries, Inc	25,058
100	Toto Ltd	3,391
122

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

600		Toyo Suisan Kaisha Ltd	$21,191
1,100		Toyota Industries Corp	47,727
1,500		Toyota Tsusho Corp	33,952
800		Yakult Honsha Co Ltd	39,657
100		Yamaha Corp	2,870
1,500		Yamaha Motor Co Ltd	24,552
1,400		Yaskawa Electric Corp	16,396
200		Yokogawa Electric Corp	2,149
		TOTAL JAPAN	4,635,689

LUXEMBOURG - 0.3%
697		SES Global S.A.	19,043
3,323		Tenaris S.A.	44,935
		TOTAL LUXEMBOURG	63,978

NETHERLANDS - 3.7%
7,936		Aegon NV	45,627
646		Akzo Nobel NV	45,896
946		ASML Holding NV	91,436
8,137	*	CNH Industrial NV	62,556
490		DSM NV	30,075
180		Gemalto NV	11,700
10,530		ING Groep NV	129,028
946	*	Koninklijke Ahold NV	20,598
3,851		Koninklijke Philips Electronics NV	105,820
593		Koninklijke Vopak NV	32,241
899		Reed Elsevier NV	15,097
6,358		Royal KPN NV	24,985
3,303	e	Unilever NV	143,876
400		Wolters Kluwer NV	15,237
		TOTAL NETHERLANDS	774,172

NEW ZEALAND - 0.3%
4,092		Auckland International Airport Ltd	17,554
3,166		Fletcher Building Ltd	18,405
6,643	*	Meridian Energy Ltd	12,271
2,639		Ryman Healthcare Ltd	16,451
		TOTAL NEW ZEALAND	64,681

NORWAY - 1.3%
2,275		DNB NOR Holding ASA	29,112
11,341		Norsk Hydro ASA	49,345
4,583		Orkla ASA	40,009
6,203		Statoil ASA	109,181
2,321		Telenor ASA	39,935
		TOTAL NORWAY	267,582

PORTUGAL - 0.5%
12,022		Energias de Portugal S.A.	42,739
3,902		Galp Energia SGPS S.A.	53,611
29		Jeronimo Martins SGPS S.A.	475
		TOTAL PORTUGAL	96,825
123

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.8%
5,260	*	Ascendas REIT	$9,600
22,200		CapitaLand Ltd	51,136
4,100		CapitaMall Trust	6,294
3,300		City Developments Ltd	20,412
8,700		DBS Group Holdings Ltd	98,406
800		Jardine Cycle & Carriage Ltd	22,872
12,300		Keppel Corp Ltd	49,154
900		Singapore Airlines Ltd	7,683
37,800		Singapore Telecommunications Ltd	108,123
		TOTAL SINGAPORE	373,680

SOUTH AFRICA - 0.2%
4,555		Investec plc	34,882
1,008		Mondi plc	19,308
		TOTAL SOUTH AFRICA	54,190

SPAIN - 3.2%
3,293	e	Abertis Infraestructuras S.A. (Continuous)	55,594
1,436		Amadeus IT Holding S.A.	65,482
18,595		Banco Bilbao Vizcaya Argentaria S.A.	127,779
14,616		CaixaBank S.A.	44,121
808		Ferrovial S.A.	17,433
19,457		Iberdrola S.A.	138,509
3,860		Industria De Diseno Textil S.A.	124,236
7,867		Repsol YPF S.A.	103,659
		TOTAL SPAIN	676,813

SWEDEN - 3.6%
221	*	Alfa Laval AB	3,487
2,497		Assa Abloy AB	52,468
2,722		Atlas Copco AB (A Shares)	70,520
2,746	e	Atlas Copco AB (B Shares)	65,975
2,368		Boliden AB	41,417
519		Electrolux AB (Series B)	15,082
1,936		Hennes & Mauritz AB (B Shares)	68,942
1,155		Industrivarden AB	21,053
1,284		Kinnevik Investment AB (Series B)	36,990
9,989		Nordea Bank AB	97,094
2,665	e	Sandvik AB	27,380
5,042		Skandinaviska Enskilda Banken AB (Class A)	48,205
1,070		SKF AB (B Shares)	19,718
758		Svenska Cellulosa AB (B Shares)	23,916
2,102		Swedbank AB (A Shares)	45,380
14,416		TeliaSonera AB	68,945
4,886		Volvo AB (B Shares)	57,297
		TOTAL SWEDEN	763,869

SWITZERLAND - 8.9%
650		Actelion Ltd	105,352
715		Aryzta AG.	27,811
1,665		Coca-Cola HBC AG.	34,129
124

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

249		Geberit AG.	$95,798
51		Givaudan S.A.	100,667
2,277	*	Holcim Ltd	115,616
332		Kuehne & Nagel International AG.	47,913
9		Lindt & Spruengli AG.	55,146
446		Lonza Group AG.	74,387
4,813		Novartis AG.	366,280
1,473		Roche Holding AG.	372,682
39		SGS S.A.	85,990
114		Sulzer AG.	10,407
1,342		Swiss Re Ltd	119,275
180		Swisscom AG.	91,472
677		Wolseley plc	37,920
581		Zurich Financial Services AG.	130,367
		TOTAL SWITZERLAND	1,871,212

UNITED KINGDOM - 18.2%
6,844		3i Group plc	47,471
7,986		Aberdeen Asset Management plc	34,937
2,003		Aggreko plc	31,883
2,125		Associated British Foods plc	95,329
17,718		Aviva plc	112,252
4,077		Barratt Developments plc	31,749
7,447		British Land Co plc	78,353
25,381		BT Group plc	164,521
533		Bunzl plc	15,909
2,488		Burberry Group plc	43,320
1,823		Capita Group plc	26,710
367		Croda International plc	16,167
261		easyJet plc	5,626
14,659		GKN plc	59,822
11,678		GlaxoSmithKline plc	249,588
2,414		Hammerson plc	20,659
45,048		HSBC Holdings plc	298,528
1,995		InterContinental Hotels Group plc	79,730
620		Intertek Group plc	29,578
6,487	e	Intu Properties Plc	28,888
7,433		ITV plc	24,501
3,792		J Sainsbury plc	16,043
1,660		Johnson Matthey plc	70,160
9,245		Kingfisher plc	49,255
4,646		Land Securities Group plc	76,954
15,975		Legal & General Group plc	52,205
2,198		London Stock Exchange Group plc	87,309
5,774		Marks & Spencer Group plc	35,816
5,618		Meggitt plc	33,777
11,437		National Grid plc	163,190
281		Next plc	20,914
31,792		Old Mutual plc	86,435
4,579		Pearson plc	53,957
2,127		Petrofac Ltd	26,352
7,929		Prudential plc	156,515
1,405		Reckitt Benckiser Group plc	136,874
125

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

3,906		Reed Elsevier plc	$69,200
561		Rexam plc	5,131
2,751		RSA Insurance Group plc	18,479
1,076		Schroders plc	39,610
4,998		Scottish & Southern Energy plc	110,424
1,696		Segro plc	10,362
1,731		Smiths Group plc	28,091
2,051	*	Sports Direct International plc	11,570
15,374	*	Standard Chartered plc	124,262
5,274		Standard Life plc	25,185
3,893		Tate & Lyle plc	33,517
8,914		Taylor Wimpey plc	24,046
35,815	*	Tesco plc	90,040
748		Travis Perkins plc	20,237
2,873		Unilever plc	128,371
5,127		United Utilities Group plc	70,502
6,613		Vodafone Group plc (ADR)	216,510
1,562		Whitbread plc	88,537
3,638		William Hill plc	16,656
6,886		WM Morrison Supermarkets plc	19,268
5,158		WPP plc	120,504
		TOTAL UNITED KINGDOM	3,831,779

UNITED STATES - 0.2%
1,893	*	Qiagen NV	42,575
		TOTAL UNITED STATES	42,575

		TOTAL COMMON STOCKS	20,868,462
		(Cost $22,432,059)

		TOTAL INVESTMENTS - 99.1%	20,868,462
		(Cost $22,432,059)
		OTHER ASSETS & LIABILITIES, NET - 0.9%	192,203
		NET ASSETS - 100.0%	$21,060,665

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $593,079.

126

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$5,354,999	25.5%
INDUSTRIALS	2,902,415	13.8
CONSUMER DISCRETIONARY	2,742,850	13.0
HEALTH CARE	2,336,972	11.1
CONSUMER STAPLES	2,008,990	9.5
MATERIALS	1,817,876	8.6
TELECOMMUNICATION SERVICES	1,090,942	5.2
INFORMATION TECHNOLOGY	1,019,488	4.8
UTILITIES	897,730	4.3
ENERGY	696,200	3.3
OTHER ASSETS & LIABILITIES, NET	192,203	0.9

NET ASSETS	$21,060,665	100.0%
127

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
37,554	*	American Axle & Manufacturing Holdings, Inc	$582,463
103,088		BorgWarner, Inc	3,702,921
25,308		Cooper Tire & Rubber Co	874,138
8,062	*	Cooper-Standard Holding, Inc	621,661
68,250		Dana Holding Corp	882,472
134,646		Delphi Automotive plc	9,913,985
13,305	*	Dorman Products, Inc	715,676
18,890		Drew Industries, Inc	1,224,639
12,398	*	Federal Mogul Corp (Class A)	114,558
1,825,702		Ford Motor Co	24,756,519
5,704	*	Fox Factory Holding Corp	98,736
763,092		General Motors Co	24,266,326
138,866	e	Gentex Corp	2,227,411
14,868	*	Gentherm, Inc	546,250
126,880		Goodyear Tire & Rubber Co	3,675,714
88,859	e	Harley-Davidson, Inc	4,250,126
7,334	*	Horizon Global Corp	89,988
295,043		Johnson Controls, Inc	12,214,780
35,272		Lear Corp	4,060,865
14,312		Metaldyne Performance Group, Inc	227,990
21,146	*	Modine Manufacturing Co	228,588
7,659	*	Motorcar Parts of America, Inc	245,624
16,249		Standard Motor Products, Inc	577,002
12,077	*	Stoneridge, Inc	172,218
1,415		Strattec Security Corp	74,853
9,325		Superior Industries International, Inc	243,569
24,474	*	Tenneco, Inc	1,304,464
46,472	*,e	Tesla Motors, Inc	11,188,599
18,249		Thor Industries, Inc	1,168,301
8,345		Tower International, Inc	191,518
25,364		Visteon Corp	2,020,750
11,180	e	Winnebago Industries, Inc	241,935
		TOTAL AUTOMOBILES & COMPONENTS	112,704,639

BANKS - 5.8%
6,433		1st Source Corp	221,552
2,590	e	Access National Corp	50,919
3,144		American National Bankshares, Inc	84,039
13,132		Ameris Bancorp	412,345
3,475	e	Ames National Corp	89,620
1,521	*,e	Anchor BanCorp Wisconsin, Inc	72,795
12,788		Apollo Residential Mortgage	173,405
4,559		Arrow Financial Corp	128,381
63,588		Associated Banc-Corp	1,159,845
43,500		Astoria Financial Corp	654,240
128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,132		Banc of California, Inc	$328,286
2,807		Bancfirst Corp	175,073
11,733		Banco Latinoamericano de Exportaciones S.A. (Class E)	303,415
38,151		Bancorpsouth, Inc	896,167
19,189		Bank Mutual Corp	155,047
4,894,452		Bank of America Corp	71,263,221
27,726		Bank of Hawaii Corp	1,896,736
2,316		Bank of Marin Bancorp	113,530
35,178	e	Bank of the Ozarks, Inc	1,452,851
7,344		BankFinancial Corp	90,772
41,337		BankUnited	1,426,126
18,646		Banner Corp	797,676
1,817		Bar Harbor Bankshares	63,050
363,890		BB&T Corp	12,874,428
31,951		BBCN Bancorp, Inc	499,075
6,029		Bear State Financial, Inc	59,325
53,385	*	Beneficial Bancorp, Inc	741,518
11,569		Berkshire Hills Bancorp, Inc	313,983
11,500		Blue Hills Bancorp, Inc	167,670
13,547		BNC Bancorp	302,911
50,597	*,e	BofI Holding, Inc	1,030,661
11,776	e	BOK Financial Corp	708,680
33,474		Boston Private Financial Holdings, Inc	409,052
4,660	e	Bridge Bancorp, Inc	141,850
37,878		Brookline Bancorp, Inc	431,052
5,973		Bryn Mawr Bank Corp	169,753
3,755	*	BSB Bancorp, Inc	89,256
2,211	*	C1 Financial, Inc	54,236
2,827		Camden National Corp	123,003
9,174		Capital Bank Financial Corp	277,330
4,271		Capital City Bank Group, Inc	63,296
72,963		Capitol Federal Financial	969,678
12,761		Cardinal Financial Corp	282,401
11,872	*	Cascade Bancorp	71,826
32,310		Cathay General Bancorp	986,101
18,776		Centerstate Banks of Florida, Inc	305,861
8,558		Central Pacific Financial Corp	199,744
1,649		Century Bancorp, Inc	70,082
8,748		Charter Financial Corp	109,612
12,790		Chemical Financial Corp	491,903
75,498		CIT Group, Inc	2,609,966
1,428,346		Citigroup, Inc	66,103,853
5,032		Citizens & Northern Corp	101,596
141,805		Citizens Financial Group, Inc	3,240,244
6,773		City Holding Co	332,690
10,322		Clifton Bancorp, Inc	153,591
5,791		CNB Financial Corp	103,601
14,484		CoBiz, Inc	175,401
32,896		Columbia Banking System, Inc	970,103
95,200		Comerica, Inc	4,226,880
50,574		Commerce Bancshares, Inc	2,367,875
33,369	e	Community Bank System, Inc	1,320,411
6,977		Community Trust Bancorp, Inc	250,265
129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,655	*,e	CommunityOne Bancorp	$61,446
11,785		ConnectOne Bancorp, Inc	202,820
6,901	*	CU Bancorp	158,999
34,802	e	Cullen/Frost Bankers, Inc	2,226,980
11,525	*	Customers Bancorp, Inc	299,419
78,986		CVB Financial Corp	1,356,979
9,848		Dime Community Bancshares	178,347
16,871	*	Eagle Bancorp, Inc	855,360
60,089		East West Bancorp, Inc	2,252,737
3,026		Enterprise Bancorp, Inc	73,017
11,187		Enterprise Financial Services Corp	306,188
23,147	*	Essent Group Ltd	472,662
38,938		EverBank Financial Corp	587,185
2,904		Farmers Capital Bank Corp	81,631
11,366	*	FCB Financial Holdings, Inc	397,242
7,846		Federal Agricultural Mortgage Corp (Class C)	319,175
6,593		Fidelity Southern Corp	106,543
358,173		Fifth Third Bancorp	6,558,148
5,686		Financial Institutions, Inc	159,208
7,695		First Bancorp (NC)	156,978
56,710	*	First Bancorp (Puerto Rico)	221,169
3,643		First Bancorp, Inc	72,314
9,429		First Busey Corp	192,729
3,244		First Business Financial Services, Inc	82,106
5,139		First Citizens Bancshares, Inc (Class A)	1,310,445
37,222		First Commonwealth Financial Corp	341,698
6,839		First Community Bancshares, Inc	142,320
6,547		First Connecticut Bancorp	112,805
3,699		First Defiance Financial Corp	146,406
23,087		First Financial Bancorp	450,196
46,212	e	First Financial Bankshares, Inc	1,496,345
4,551		First Financial Corp	161,242
95,427		First Horizon National Corp	1,343,612
6,709		First Interstate Bancsystem, Inc	181,814
15,315		First Merchants Corp	392,830
31,576		First Midwest Bancorp, Inc	583,524
9,317	*	First NBC Bank Holding Co	202,552
182,398		First Niagara Financial Group, Inc	1,926,123
4,731		First of Long Island Corp	144,816
68,933		First Republic Bank	4,847,369
66,882		FirstMerit Corp	1,482,105
8,294	*	Flagstar Bancorp, Inc	196,319
11,966		Flushing Financial Corp	238,722
107,457		FNB Corp	1,420,582
4,715		Fox Chase Bancorp, Inc	92,933
2,070	*	Franklin Financial Network, Inc	62,804
75,235		Fulton Financial Corp	1,052,538
5,141		German American Bancorp, Inc	165,694
29,731		Glacier Bancorp, Inc	769,736
4,253		Great Southern Bancorp, Inc	161,019
37,847		Great Western Bancorp, Inc	1,192,937
4,011	*	Green Bancorp, Inc	32,730
5,658		Guaranty Bancorp	92,904
130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,264	*,e	Hampton Roads Bankshares, Inc	$26,865
32,474		Hancock Holding Co	843,350
12,696		Hanmi Financial Corp	293,532
7,136		Heartland Financial USA, Inc	239,127
8,704		Heritage Commerce Corp	90,870
11,879		Heritage Financial Corp	219,168
9,193		Heritage Oaks Bancorp	76,762
31,405	*	Hilltop Holdings, Inc	623,703
221		Hingham Institution for Savings	28,286
22,719		Home Bancshares, Inc	976,690
8,704	*	HomeStreet, Inc	187,571
8,420	*	HomeTrust Bancshares, Inc	156,191
3,681		Horizon Bancorp	89,816
368,462		Huntington Bancshares, Inc	3,706,728
14,980		IBERIABANK Corp	883,670
3,645	*,e	Impac Mortgage Holdings, Inc	51,759
12,342		Independent Bank Corp (MA)	580,444
9,223		Independent Bank Corp (MI)	139,728
4,046		Independent Bank Group, Inc	148,084
21,517		International Bancshares Corp	563,530
170,905		Investors Bancorp, Inc	1,973,953
1,726,581		JPMorgan Chase & Co	109,119,919
34,024		Kearny Financial Corp	429,383
442,973		Keycorp	5,444,138
14,928		Lakeland Bancorp, Inc	165,552
6,729		Lakeland Financial Corp	318,214
18,393		LegacyTexas Financial Group, Inc	453,571
2,719	*,e	LendingTree, Inc	243,269
77,307		M&T Bank Corp	9,146,964
8,727		MainSource Financial Group, Inc	190,685
30,171		MB Financial, Inc	1,048,744
6,978		Mercantile Bank Corp	168,309
1,972		Merchants Bancshares, Inc	60,028
33,771		Meridian Bancorp, Inc	493,732
2,375		Meta Financial Group, Inc	117,847
178,121	*	MGIC Investment Corp	1,287,815
2,881		MidWestOne Financial Group, Inc	81,705
16,489		National Bank Holdings Corp	329,615
2,810	e	National Bankshares, Inc	101,132
2,432	*,e	National Commerce Corp	58,198
16,262	*,e	Nationstar Mortgage Holdings, Inc	188,477
17,248		NBT Bancorp, Inc	488,808
258,999		New York Community Bancorp, Inc	3,892,755
20,415	*	NMI Holdings, Inc	128,410
23,793		Northfield Bancorp, Inc	377,357
37,412		Northwest Bancshares, Inc	524,516
5,353	e	OceanFirst Financial Corp	104,276
46,194		Old National Bancorp	619,000
11,628		Old Second Bancorp, Inc	83,256
4,709		Opus Bank	170,089
27,054		Oritani Financial Corp	468,846
6,850		Pacific Continental Corp	114,121
7,914	*	Pacific Premier Bancorp, Inc	184,080
131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

51,569		PacWest Bancorp	$2,061,729
12,409	e	Park National Corp	1,139,146
18,284		Park Sterling Bank	133,473
4,691		Peapack Gladstone Financial Corp	89,786
1,915	e	Penns Woods Bancorp, Inc	79,702
5,122	*	PennyMac Financial Services, Inc	65,254
6,191		Peoples Bancorp, Inc	133,045
3,001	e	Peoples Financial Services Corp	118,299
137,110	e	People’s United Financial, Inc	2,125,205
22,644	*	PHH Corp	290,523
22,923		Pinnacle Financial Partners, Inc	1,127,124
252,826		PNC Financial Services Group, Inc	22,193,066
46,565		Popular, Inc	1,383,912
4,781		Preferred Bank	151,845
39,077		PrivateBancorp, Inc	1,625,994
32,606		Prosperity Bancshares, Inc	1,720,619
22,929		Provident Financial Services, Inc	458,121
4,442		QCR Holdings, Inc	114,470
94,002		Radian Group, Inc	1,202,286
576,763		Regions Financial Corp	5,410,037
15,229		Renasant Corp	522,964
4,212		Republic Bancorp, Inc (Class A)	115,030
13,385		S&T Bancorp, Inc	343,593
9,942		Sandy Spring Bancorp, Inc	284,242
8,635	*	Seacoast Banking Corp of Florida	140,060
11,104	e	ServisFirst Bancshares, Inc	547,205
5,108		Sierra Bancorp	89,952
25,709	*	Signature Bank	3,543,471
11,716		Simmons First National Corp (Class A)	547,137
15,850		South State Corp	1,109,183
9,603		Southside Bancshares, Inc	280,504
7,722		Southwest Bancorp, Inc	123,938
13,918		State Bank & Trust Co	290,608
52,783		Sterling Bancorp/DE	862,474
5,933		Stock Yards Bancorp, Inc	239,931
3,414		Stonegate Bank	107,541
5,417	*	Stonegate Mortgage Corp	31,256
4,609		Suffolk Bancorp	110,570
3,512	*	Sun Bancorp, Inc	75,473
233,893		SunTrust Banks, Inc	9,762,694
27,628	*	SVB Financial Group	2,881,048
77,131		Synovus Financial Corp	2,403,402
22,554		Talmer Bancorp Inc	437,548
67,434		TCF Financial Corp	919,800
3,666		Territorial Bancorp, Inc	96,159
21,057	*	Texas Capital Bancshares, Inc	964,832
58,047		TFS Financial Corp	1,039,041
12,064	*	The Bancorp, Inc	68,403
7,418		Tompkins Trustco, Inc	484,692
22,971	e	TowneBank	482,391
9,011		Trico Bancshares	242,576
8,498	*	Tristate Capital Holdings, Inc	113,533
5,557	*	Triumph Bancorp, Inc	88,301
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,033		Trustco Bank Corp NY	$237,382
36,220		Trustmark Corp	887,752
15,425		UMB Financial Corp	859,944
91,215		Umpqua Holdings Corp	1,443,933
18,425	e	Union Bankshares Corp	486,604
27,752	e	United Bankshares, Inc	1,073,725
21,426		United Community Banks, Inc	431,305
19,365		United Community Financial Corp	115,028
19,970		United Financial Bancorp, Inc (New)	259,211
6,493		Univest Corp of Pennsylvania	128,172
813,645		US Bancorp	34,734,505
119,221		Valley National Bancorp	1,127,831
11,109	*	Walker & Dunlop, Inc	244,953
16,698	*	Walter Investment Management Corp	121,060
40,232		Washington Federal, Inc	977,235
5,936		Washington Trust Bancorp, Inc	217,436
13,586		Waterstone Financial, Inc	190,476
36,708		Webster Financial Corp	1,344,981
2,218,243		Wells Fargo & Co	110,867,785
19,889		WesBanco, Inc	639,034
6,091		West Bancorporation, Inc	113,597
21,336	e	Westamerica Bancorporation	1,039,490
37,146	*	Western Alliance Bancorp	1,358,801
28,639		Wilshire Bancorp, Inc	308,442
18,363		Wintrust Financial Corp	955,243
12,825		WSFS Financial Corp	437,845
18,367		Yadkin Financial Corp	459,542
90,422		Zions Bancorporation	2,488,413
		TOTAL BANKS	607,059,907

CAPITAL GOODS - 7.6%
293,667		3M Co	49,153,982
34,657		A.O. Smith Corp	2,676,214
25,084		Aaon, Inc	665,228
14,774		AAR Corp	355,167
18,679	*	Accuride Corp	30,260
27,308		Actuant Corp (Class A)	729,397
19,662		Acuity Brands, Inc	4,795,365
19,055	e	Advanced Drainage Systems, Inc	440,552
64,827	*	Aecom Technology Corp	2,106,229
15,083	*	Aegion Corp	320,212
25,799	*	Aerojet Rocketdyne Holdings, Inc	467,478
7,674	*	Aerovironment, Inc	221,625
32,826		AGCO Corp	1,755,206
42,783	e	Air Lease Corp	1,304,026
25,938		Aircastle Ltd	562,855
3,979		Alamo Group, Inc	224,575
12,060		Albany International Corp (Class A)	485,897
41,546		Allegion plc	2,719,186
2,945		Allied Motion Technologies, Inc	63,465
81,361		Allison Transmission Holdings, Inc	2,344,010
10,776		Altra Holdings, Inc	309,271
8,663	*	Ameresco, Inc	38,724
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,814	e	American Railcar Industries, Inc	$156,412
3,837		American Science & Engineering, Inc	109,930
8,421	*	American Woodmark Corp	613,386
105,423		Ametek, Inc	5,069,792
13,179		Apogee Enterprises, Inc	546,138
16,844		Applied Industrial Technologies, Inc	771,961
5,194		Argan, Inc	177,531
8,822	*	Armstrong Flooring, Inc	128,448
17,644	*	Armstrong World Industries, Inc	720,052
10,126		Astec Industries, Inc	490,098
10,768	*	Astronics Corp	397,878
10,524		AZZ, Inc	577,978
21,982	*	Babcock & Wilcox Enterprises, Inc	502,289
21,518		Barnes Group, Inc	699,120
59,641		BE Aerospace, Inc	2,900,342
22,466	*	Beacon Roofing Supply, Inc	959,972
1,363	*,e	Blue Bird Corp	14,734
13,673	*	BMC Stock Holdings, Inc	239,961
307,946		Boeing Co	41,511,121
17,803		Briggs & Stratton Corp	376,890
28,659	*	Builders FirstSource, Inc	317,828
65,062		BWX Technologies, Inc	2,172,420
29,385		Carlisle Cos, Inc	2,994,331
273,191		Caterpillar, Inc	21,232,405
12,653	*	Chart Industries, Inc	325,688
46,207		Chicago Bridge & Iron Co NV	1,859,832
6,858		CIRCOR International, Inc	387,134
21,011		Clarcor, Inc	1,234,816
54,104	*	Colfax Corp	1,754,593
7,576		Columbus McKinnon Corp	125,080
19,570		Comfort Systems USA, Inc	577,119
11,607	*	Commercial Vehicle Group, Inc	29,830
14,844	*	Continental Building Products Inc	291,091
19,013		Crane Co	1,056,552
18,521		Cubic Corp	769,918
83,899		Cummins, Inc	9,818,700
20,863		Curtiss-Wright Corp	1,597,689
270,581		Danaher Corp	26,178,712
148,199	e	Deere & Co	12,465,018
29,960	*	DigitalGlobe, Inc	663,914
60,343	e	Donaldson Co, Inc	1,972,009
11,557		Douglas Dynamics, Inc	264,771
68,969		Dover Corp	4,531,263
4,457	*	Ducommun, Inc	70,911
5,115	*	DXP Enterprises, Inc	111,763
15,748	*,e	Dycom Industries, Inc	1,111,809
210,718		Eaton Corp	13,332,128
26,817		EMCOR Group, Inc	1,300,088
301,365		Emerson Electric Co	16,463,570
8,584		Encore Wire Corp	328,338
18,470		EnerSys	1,078,094
6,890		Engility Holdings, Inc	135,526
11,729	*,e	Enphase Energy, Inc	29,440
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,925		EnPro Industries, Inc	$757,146
10,586		ESCO Technologies, Inc	407,349
13,491	*	Esterline Technologies Corp	926,292
133,145	e	Fastenal Co	6,229,855
24,042		Federal Signal Corp	329,135
55,718		Flowserve Corp	2,719,596
62,776		Fluor Corp	3,431,336
72,610		Fortune Brands Home & Security, Inc	4,023,320
19,534		Franklin Electric Co, Inc	617,079
5,538		Freightcar America, Inc	94,977
8,768	*	FuelCell Energy, Inc	52,257
29,799	e	GATX Corp	1,368,966
28,834	*,e	Generac Holdings, Inc	1,099,152
21,698		General Cable Corp	339,357
132,191		General Dynamics Corp	18,575,479
4,470,127		General Electric Co	137,456,405
20,941	*	Gibraltar Industries, Inc	553,889
13,030		Global Brass & Copper Holdings, Inc	353,113
9,996		Gorman-Rupp Co	282,787
24,145		Graco, Inc	1,892,727
4,428		Graham Corp	81,962
20,718		Granite Construction, Inc	923,816
30,484	*	Great Lakes Dredge & Dock Corp	139,312
11,454	e	Greenbrier Cos, Inc	343,505
17,223		Griffon Corp	272,296
13,024		H&E Equipment Services, Inc	263,476
36,249		Harsco Corp	257,005
8,746	*,e	HC2 Holdings, Inc	33,760
78,180	*	HD Supply Holdings, Inc	2,680,010
8,701		HEICO Corp	533,458
16,227		HEICO Corp (Class A)	830,498
41,494		Hexcel Corp	1,878,433
25,622		Hillenbrand, Inc	776,603
356,902		Honeywell International, Inc	40,783,192
29,719		Hubbell, Inc	3,143,081
23,381		Huntington Ingalls	3,384,867
2,730		Hurco Cos, Inc	88,397
4,045		Hyster-Yale Materials Handling, Inc	247,756
32,716		IDEX Corp	2,679,440
137,938		Illinois Tool Works, Inc	14,417,280
115,455		Ingersoll-Rand plc	7,566,921
10,817		Insteel Industries, Inc	313,585
38,702		ITT Corp	1,484,996
52,136	*	Jacobs Engineering Group, Inc	2,324,223
15,232		John Bean Technologies Corp	794,196
60,302	e	Joy Global, Inc	1,284,433
4,553		Kadant, Inc	215,585
10,788		Kaman Corp	454,067
60,138		KBR, Inc	935,747
64,078		Kennametal, Inc	1,498,144
14,738	*	KEYW Holding Corp	101,545
21,521	*	KLX, Inc	725,688
18,068	*,e	Kratos Defense & Security Solutions, Inc	95,941
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,277		L-3 Communications Holdings, Inc	$5,692,224
1,979	*	Lawson Products, Inc	38,769
4,086		LB Foster Co (Class A)	80,412
26,763		Lennox International, Inc	3,611,667
32,107		Lincoln Electric Holdings, Inc	2,012,146
9,126	e	Lindsay Corp	697,774
127,247		Lockheed Martin Corp	29,569,658
8,117		LSI Industries, Inc	102,680
7,012	*	Lydall, Inc	257,971
56,268	e	Manitowoc Co, Inc	320,728
67,949	*,e	Manitowoc Foodservice, Inc	1,019,914
159,765		Masco Corp	4,906,383
20,217	*	Masonite International Corp	1,367,882
27,378	*	Mastec, Inc	620,385
43,101	*	Meritor, Inc	366,358
34,632	*	Middleby Corp	3,797,052
9,071	*,e	Milacron Holdings Corp	155,386
5,071		Miller Industries, Inc	107,809
17,326	*	Moog, Inc (Class A)	846,548
44,127	*	MRC Global, Inc	616,895
21,686		MSC Industrial Direct Co (Class A)	1,680,665
23,127		Mueller Industries, Inc	729,888
108,827		Mueller Water Products, Inc (Class A)	1,169,890
8,496	*	MYR Group, Inc	216,733
1,821		National Presto Industries, Inc	158,773
21,878	*,e	Navistar International Corp	330,139
14,901	*	NCI Building Systems, Inc	219,641
4,363	*,e	Neff Corp	37,304
11,715	e	NN, Inc	176,194
33,247		Nordson Corp	2,551,042
3,848	*	Nortek, Inc	181,472
85,599		Northrop Grumman Corp	17,655,650
7,504	*	Northwest Pipe Co	80,968
44,610	*,e	NOW, Inc	805,657
4,023	*,e	NV5 Holdings, Inc	99,891
1,327		Omega Flex, Inc	43,711
27,401		Orbital ATK, Inc	2,383,887
16,581	*	Orion Marine Group, Inc	96,833
34,026		Oshkosh Truck Corp	1,662,170
50,498		Owens Corning, Inc	2,326,443
160,861		Paccar, Inc	9,476,322
61,166		Parker Hannifin Corp	7,096,479
8,440	*	Patrick Industries, Inc	386,974
81,738		Pentair plc	4,747,343
29,257	*	Pgt, Inc	306,321
79,073	*,e	Plug Power, Inc	162,890
10,543	*	Ply Gem Holdings, Inc	154,455
4,787		Powell Industries, Inc	148,971
2,412	*,e	Power Solutions International, Inc	31,235
11,395	*	PowerSecure International, Inc	213,314
1,112		Preformed Line Products Co	46,671
15,775		Primoris Services Corp	368,977
17,374	*,e	Proto Labs, Inc	1,039,486
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,625		Quanex Building Products Corp	$256,695
85,925	*	Quanta Services, Inc	2,038,141
15,258		Raven Industries, Inc	245,501
143,327		Raytheon Co	18,109,366
17,826	*	RBC Bearings, Inc	1,306,646
18,020		Regal-Beloit Corp	1,160,848
41,807	*	Rexnord Corp	911,393
59,590		Rockwell Automation, Inc	6,761,677
70,049		Rockwell Collins, Inc	6,177,621
48,367		Roper Industries, Inc	8,516,945
15,653	*	Rush Enterprises, Inc (Class A)	308,208
16,416		Simpson Manufacturing Co, Inc	617,242
27,454		Snap-On, Inc	4,372,873
31,077	*,e	SolarCity Corp	942,255
5,336	*	Sparton Corp	114,511
64,517	*	Spirit Aerosystems Holdings, Inc (Class A)	3,041,977
53,545		SPX Corp	862,075
17,452	*	SPX FLOW, Inc	522,862
7,474		Standex International Corp	573,181
71,131		Stanley Works	7,960,982
10,632		Sun Hydraulics Corp	376,160
3,906	*,e	Sunrun, Inc	30,779
36,162		TAL International Group, Inc	618,370
23,794	*,e	Taser International, Inc	434,478
15,081	*	Teledyne Technologies, Inc	1,401,779
8,345		Tennant Co	445,706
50,183		Terex Corp	1,198,872
8,797	e	Textainer Group Holdings Ltd	135,738
120,966		Textron, Inc	4,678,965
5,099	*,e	The ExOne Company	67,409
20,692	*	Thermon Group Holdings	387,768
38,654		Timken Co	1,377,242
48,000	e	Titan International, Inc	318,240
6,762	*,e	Titan Machinery, Inc	87,906
25,836		Toro Co	2,233,522
26,341	*	TransDigm Group, Inc	6,002,324
14,357	*	Trex Co, Inc	681,240
18,336	*	Trimas Corp	331,882
66,196		Trinity Industries, Inc	1,291,484
21,201		Triumph Group, Inc	767,052
21,246	*	Tutor Perini Corp	336,112
3,684		Twin Disc, Inc	48,813
42,341	*	United Rentals, Inc	2,833,883
388,559		United Technologies Corp	40,553,903
17,627	*	Univar, Inc	306,710
12,301		Universal Forest Products, Inc	942,872
42,430	*	USG Corp	1,146,034
10,648		Valmont Industries, Inc	1,494,766
4,334	*	Vectrus, Inc	93,441
3,422	*	Veritiv Corp	140,370
6,360	*	Vicor Corp	60,992
33,173	e	W.W. Grainger, Inc	7,779,732
30,017	*	Wabash National Corp	427,742
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,539	*	WABCO Holdings, Inc	$2,752,294
10,538		Watsco, Inc	1,417,045
11,307		Watts Water Technologies, Inc (Class A)	631,722
22,429	*,e	WESCO International, Inc	1,318,601
43,632		Westinghouse Air Brake Technologies Corp	3,618,402
26,864		Woodward Governor Co	1,456,297
4,989	*	Xerium Technologies, Inc	26,392
79,368		Xylem, Inc	3,315,995
		TOTAL CAPITAL GOODS	799,723,835

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
22,665		ABM Industries, Inc	729,133
40,054		Acacia Research (Acacia Technologies)	193,060
45,827	*	ACCO Brands Corp	437,190
99,200		ADT Corp	4,164,416
25,980	*	Advisory Board Co	822,007
17,200	*	ARC Document Solutions, Inc	70,864
2,966		Barrett Business Services, Inc	91,976
20,565		Brady Corp (Class A)	544,767
20,984		Brink’s Co	710,099
15,707	*	Casella Waste Systems, Inc (Class A)	112,462
18,954	*	CBIZ, Inc	192,952
5,378		CDI Corp	38,453
22,934		CEB, Inc	1,414,798
9,740		Ceco Environmental Corp	64,284
48,163		Cintas Corp	4,324,074
24,625	*	Clean Harbors, Inc	1,216,475
52,474	*	Copart, Inc	2,247,986
47,660		Covanta Holding Corp	774,952
4,164	*	CRA International, Inc	90,359
20,444		Deluxe Corp	1,283,474
24,738		Dun & Bradstreet Corp	2,731,323
64,481	*,m	Dyax Corp	71,574
10,065		Ennis, Inc	196,670
54,250		Equifax, Inc	6,523,562
15,568		Essendant, Inc	479,339
10,306		Exponent, Inc	513,651
4,553	*	Franklin Covey Co	74,988
17,184	*	FTI Consulting, Inc	692,515
12,505		G & K Services, Inc (Class A)	883,478
5,783	*	GP Strategies Corp	134,975
28,972		Healthcare Services Group	1,096,590
7,483		Heidrick & Struggles International, Inc	147,640
5,084	*	Heritage-Crystal Clean, Inc	52,874
25,719		Herman Miller, Inc	775,942
15,433	*	Hill International, Inc	65,436
33,196		HNI Corp	1,451,329
9,577	*	Huron Consulting Group, Inc	532,577
7,835	*	ICF International, Inc	308,464
28,986	*	IHS, Inc (Class A)	3,570,495
15,602	*	Innerworkings, Inc	127,468
8,969		Insperity, Inc	473,294
29,217		Interface, Inc	497,273
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

60,535		KAR Auction Services, Inc	$2,276,116
11,838		Kelly Services, Inc (Class A)	222,199
10,767		Kforce, Inc	204,681
13,713		Kimball International, Inc (Class B)	159,619
19,323		Knoll, Inc	451,192
22,769		Korn/Ferry International	617,951
36,745		Manpower, Inc	2,830,467
13,491		Matthews International Corp (Class A)	710,166
10,372		McGrath RentCorp	252,869
6,545	*	Mistras Group, Inc	159,502
18,929		Mobile Mini, Inc	610,460
24,480		MSA Safety, Inc	1,177,243
5,330		Multi-Color Corp	318,894
19,412	*	Navigant Consulting, Inc	309,816
186,795		Nielsen NV	9,739,491
3,010	*	NL Industries, Inc	9,241
22,397	*	On Assignment, Inc	807,636
71,647	*	Pendrell Corp	36,891
87,078		Pitney Bowes, Inc	1,826,026
13,081		Quad	164,167
86,215		R.R. Donnelley & Sons Co	1,500,141
109,877		Republic Services, Inc	5,171,910
15,702		Resources Connection, Inc	231,919
58,314		Robert Half International, Inc	2,234,009
55,708		Rollins, Inc	1,496,874
22,513	*	RPX Corp	249,444
6,998	*	SP Plus Corp	155,915
32,910		Steelcase, Inc (Class A)	502,207
46,535	*	Stericycle, Inc	4,446,885
13,196	*	Team, Inc	379,121
25,530		Tetra Tech, Inc	750,582
14,312	*	TransUnion	428,644
6,571	*	TRC Cos, Inc	56,248
17,470	*	TriNet Group, Inc	290,351
17,447	*	TrueBlue, Inc	326,084
202,279		Tyco International plc	7,791,787
10,468		Unifirst Corp	1,134,522
8,688		US Ecology, Inc	391,221
76,567	*	Verisk Analytics, Inc	5,940,068
8,044		Viad Corp	239,309
3,484	*	Volt Information Sciences, Inc	26,165
1,597		VSE Corp	99,078
15,815	*	WageWorks, Inc	851,796
71,062		Waste Connections, Inc	4,781,051
209,038		Waste Management, Inc	12,289,344
44,125		West Corp	945,599
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	116,520,139

CONSUMER DURABLES & APPAREL - 1.7%
5,230	e	Arctic Cat, Inc	86,975
6,685		Bassett Furniture Industries, Inc	197,274
24,298	*	Beazer Homes USA, Inc	199,730
10,025	*	Black Diamond, Inc	42,606
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,562		Brunswick Corp	$1,852,133
32,857	e	CalAtlantic Group, Inc	1,063,581
82,727		Callaway Golf Co	772,670
23,785		Carter’s, Inc	2,537,146
3,668	*	Cavco Industries, Inc	321,647
15,230	*	Century Communities, Inc	262,565
3,656	*	Cherokee, Inc	57,180
137,731		Coach, Inc	5,546,427
12,865		Columbia Sportswear Co	753,503
34,925	*	CROCS, Inc	291,624
3,648		CSS Industries, Inc	101,998
4,107		Culp, Inc	107,768
14,574	*,e	Deckers Outdoor Corp	842,523
147,626		DR Horton, Inc	4,437,638
3,755		Escalade, Inc	44,797
11,434		Ethan Allen Interiors, Inc	389,213
3,208		Flexsteel Industries, Inc	131,175
18,198	*	Fossil Group, Inc	737,019
59,320	*	Garmin Ltd	2,528,812
16,700	*	G-III Apparel Group Ltd	755,675
80,830	*,e	GoPro, Inc	1,021,691
11,271	*	Green Brick Partners, Inc	83,067
184,503		Hanesbrands, Inc	5,356,122
35,167		Harman International Industries, Inc	2,699,419
64,665		Hasbro, Inc	5,473,246
15,635	*	Helen of Troy Ltd	1,556,152
10,189		Hooker Furniture Corp	252,687
59,283	*,e	Hovnanian Enterprises, Inc (Class A)	99,003
32,889	*,e	Iconix Brand Group, Inc	278,899
15,344	*	Installed Building Products Inc	407,844
12,744	*,e	iRobot Corp	476,371
7,723	*,e	Jakks Pacific, Inc	57,923
2,125		Johnson Outdoors, Inc	51,276
58,134	*	Kate Spade & Co	1,495,788
35,932	e	KB Home	487,597
22,054		La-Z-Boy, Inc	570,537
58,131		Leggett & Platt, Inc	2,865,277
3,888		Lennar Corp (B Shares)	139,812
73,885	e	Lennar Corp (Class A)	3,347,729
13,092	*,e	LGI Homes, Inc	366,707
10,480		Libbey, Inc	194,928
3,865		Lifetime Brands, Inc	66,749
58,924	*,e	Lululemon Athletica, Inc	3,862,468
9,944	*	M/I Homes, Inc	199,874
7,425	*	Malibu Boats Inc	130,680
4,381		Marine Products Corp	35,880
167,055		Mattel, Inc	5,193,740
16,143		MDC Holdings, Inc	397,279
16,210	*	Meritage Homes Corp	551,626
86,746	*	Michael Kors Holdings Ltd	4,481,298
27,589	*	Mohawk Industries, Inc	5,314,469
6,272		Movado Group, Inc	176,933
1,709		Nacco Industries, Inc (Class A)	101,720
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,166	*	Nautilus, Inc	$232,248
4,014	*	New Home Co Inc	44,676
203,027		Newell Rubbermaid, Inc	9,245,850
639,785		Nike, Inc (Class B)	37,708,928
1,763	*	NVR, Inc	2,928,854
6,100		Oxford Industries, Inc	405,162
19,283	*,e	Performance Sports Group Ltd	71,540
5,118	*	Perry Ellis International, Inc	97,498
37,512		Phillips-Van Heusen Corp	3,586,147
30,093		Polaris Industries, Inc	2,945,503
18,132		Pool Corp	1,584,918
166,071		Pulte Homes, Inc	3,054,046
26,930		Ralph Lauren Corp	2,510,145
20,387	*	Sequential Brands Group, Inc	113,148
55,437	*	Skechers U.S.A., Inc (Class A)	1,832,193
10,162	*	Skullcandy, Inc	34,652
26,483	*,e	Smith & Wesson Holding Corp	578,124
23,398	*	Steven Madden Ltd	819,164
7,676	e	Sturm Ruger & Co, Inc	491,494
3,027		Superior Uniform Group, Inc	57,574
15,358	*	Taylor Morrison Home Corp	221,155
28,609	*,e	Tempur-Pedic International, Inc	1,735,708
75,808	*	Toll Brothers, Inc	2,069,558
19,795	*	TopBuild Corp	618,000
107,744	*	TRI Pointe Homes, Inc	1,249,830
23,112	*	Tumi Holdings, Inc	616,628
21,846	e	Tupperware Corp	1,268,597
90,051	*	Under Armour, Inc	3,674,081
82,439	*,e	Under Armour, Inc (Class A)	3,622,370
9,279	*	Unifi, Inc	239,027
7,354	*	Universal Electronics, Inc	488,379
11,056	*	Vera Bradley, Inc	193,922
155,030		VF Corp	9,774,642
33,581	*,e	Vince Holding Corp	207,531
26,765	*	Vista Outdoor, Inc	1,284,185
11,279	*	WCI Communities, Inc	180,238
2,514		Weyco Group, Inc	70,493
35,837		Whirlpool Corp	6,240,655
9,640	*,e	William Lyon Homes, Inc	135,924
43,079		Wolverine World Wide, Inc	816,347
12,715	*	Zagg, Inc	101,847
		TOTAL CONSUMER DURABLES & APPAREL	175,007,451

CONSUMER SERVICES - 2.2%
10,212	*,e	2U, Inc	286,242
6,940	*	American Public Education, Inc	160,730
44,579	*	Apollo Group, Inc (Class A)	347,716
87,532		ARAMARK Holdings Corp	2,933,197
5,634	*	Ascent Media Corp (Series A)	84,904
45,558	*	Belmond Ltd.	417,311
10,126	*	BJ’s Restaurants, Inc	451,620
50,801		Bloomin’ Brands, Inc	949,979
9,783		Bob Evans Farms, Inc	445,518
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,987	*,e	Bojangles’, Inc	$52,661
54,120	*	Boyd Gaming Corp	1,008,797
7,860	*	Bravo Brio Restaurant Group, Inc	57,928
6,509	*	Bridgepoint Education, Inc	62,096
15,224	*	Bright Horizons Family Solutions	998,999
26,863		Brinker International, Inc	1,244,294
11,513	*	Buffalo Wild Wings, Inc	1,538,828
17,857	*	Caesars Acquisition Co	135,178
26,717	*,e	Caesars Entertainment Corp	182,477
6,499	*	Cambium Learning Group, Inc	29,570
4,909		Capella Education Co	271,517
28,671	*	Career Education Corp	153,103
192,562		Carnival Corp	9,445,166
6,526		Carriage Services, Inc	159,430
29,234	*	Carrols Restaurant Group, Inc	406,645
19,861		Cheesecake Factory	1,013,110
32,521	*,e	Chegg, Inc	147,645
14,944	*	Chipotle Mexican Grill, Inc (Class A)	6,290,976
15,685		Choice Hotels International, Inc	794,602
6,490		Churchill Downs, Inc	870,828
9,542	*,e	Chuy’s Holdings, Inc	291,413
18,313		ClubCorp Holdings, Inc	244,479
2,954		Collectors Universe	51,370
12,420	e	Cracker Barrel Old Country Store, Inc	1,818,412
58,909		Darden Restaurants, Inc	3,667,085
12,479	*	Dave & Buster’s Entertainment, Inc	482,937
9,227	*	Del Frisco’s Restaurant Group, Inc	146,986
42,001	*	Denny’s Corp	415,390
33,758		DeVry Education Group, Inc	585,701
17,203	*,e	Diamond Resorts International, Inc	364,876
6,603		DineEquity, Inc	567,858
25,448		Domino’s Pizza, Inc	3,076,154
40,819		Dunkin Brands Group, Inc	1,898,084
5,479	*,e	El Pollo Loco Holdings, Inc	72,268
10,436	*	Eldorado Resorts, Inc	136,816
1,317	*,e	Empire Resorts, Inc	21,902
51,887		Extended Stay America, Inc	812,032
11,085	*	Fiesta Restaurant Group, Inc	355,939
1,540		Graham Holdings Co	733,872
19,507	*	Grand Canyon Education, Inc	853,041
122,884		H&R Block, Inc	2,487,172
4,579	*,e	Habit Restaurants, Inc	76,698
229,520		Hilton Worldwide Holdings, Inc	5,060,916
78,799	*	Houghton Mifflin Harcourt Co	1,616,168
25,069	*	Hyatt Hotels Corp	1,200,304
38,929		International Game Technology plc	675,029
18,354		International Speedway Corp (Class A)	614,675
16,120	e	Interval Leisure Group, Inc	227,614
10,279	*,e	Intrawest Resorts Holdings Inc	88,811
9,057	*	Isle of Capri Casinos, Inc	134,949
6,337	*	J Alexander’s Holdings, Inc	65,271
15,909		Jack in the Box, Inc	1,074,653
6,376	*,e	Jamba, Inc	82,824
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,763	*	K12, Inc	$193,727
3,281	*,e	Kona Grill, Inc	43,703
26,455	*	Krispy Kreme Doughnuts, Inc	460,582
37,499	*,e	La Quinta Holdings, Inc	478,862
171,384		Las Vegas Sands Corp	7,737,988
1,654		Liberty Tax, Inc	19,765
63,630	*	LifeLock, Inc	740,653
8,153		Marcus Corp	157,761
88,799	e	Marriott International, Inc (Class A)	6,223,922
11,656		Marriott Vacations Worldwide Corp	730,132
414,756		McDonald’s Corp	52,462,486
205,870	*	MGM Resorts International	4,385,031
4,064	*	Monarch Casino & Resort, Inc	77,216
4,850	*,e	Noodles & Co	54,078
67,227	*	Norwegian Cruise Line Holdings Ltd	3,286,728
12,857	*,e	Panera Bread Co (Class A)	2,757,698
12,134		Papa John’s International, Inc	686,663
12,716	*,e	Papa Murphy’s Holdings, Inc	159,713
32,682	*	Penn National Gaming, Inc	527,161
26,419	*	Pinnacle Entertainment, Inc	291,666
11,300	*	Popeyes Louisiana Kitchen, Inc	607,488
8,815	*	Potbelly Corp	125,614
6,436	*	Red Robin Gourmet Burgers, Inc	417,439
17,984	*	Regis Corp	245,841
77,335		Royal Caribbean Cruises Ltd	5,985,729
25,656	*	Ruby Tuesday, Inc	112,886
14,638		Ruth’s Chris Steak House, Inc	232,451
21,569	*,e	Scientific Games Corp (Class A)	213,964
30,915	e	SeaWorld Entertainment, Inc	616,136
85,699		Service Corp International	2,285,592
46,374	*	ServiceMaster Global Holdings, Inc	1,777,052
2,332	*,e	Shake Shack, Inc	85,165
32,573		Six Flags Entertainment Corp	1,956,009
21,460		Sonic Corp	737,580
25,664	e	Sotheby’s (Class A)	699,087
4,910		Speedway Motorsports, Inc	86,023
707,591		Starbucks Corp	39,787,842
75,003		Starwood Hotels & Resorts Worldwide, Inc	6,141,246
879	*	Steak N Shake Co	328,693
4,510	*	Strayer Education, Inc	223,876
28,365		Texas Roadhouse, Inc (Class A)	1,155,023
10,044		Universal Technical Institute, Inc	39,674
15,172		Vail Resorts, Inc	1,966,898
13,931	*,e	Weight Watchers International, Inc	180,406
112,021		Wendy’s	1,216,548
51,316		Wyndham Worldwide Corp	3,640,870
43,665	e	Wynn Resorts Ltd	3,855,620
194,781		Yum! Brands, Inc	15,496,776
7,959	*,e	Zoe’s Kitchen, Inc	298,383
		TOTAL CONSUMER SERVICES	232,934,212

DIVERSIFIED FINANCIALS - 3.7%
27,383	*	Affiliated Managers Group, Inc	4,663,873
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

209,978	*	Ally Financial, Inc	$3,739,708
398,085		American Express Co	26,046,702
78,587		Ameriprise Financial, Inc	7,536,493
7,917	e	Arlington Asset Investment Corp (Class A)	102,446
33,348		Artisan Partners Asset Management, Inc	1,077,474
494	*	Ashford, Inc	22,477
2,529	*	Associated Capital Group, Inc	77,059
508,794		Bank of New York Mellon Corp	20,473,871
2,587	*,e	BBX Capital Corp	39,892
75,043		BGC Partners, Inc (Class A)	681,390
61,174		BlackRock, Inc	21,798,131
6,593		Calamos Asset Management, Inc (Class A)	54,326
247,818		Capital One Financial Corp	17,939,545
11,259		Cash America International, Inc	416,133
44,644		CBOE Holdings, Inc	2,766,142
526,252		Charles Schwab Corp	14,950,819
159,476		CME Group, Inc	14,657,439
22,581		Cohen & Steers, Inc	886,756
46,375	*,e	Cowen Group, Inc	161,617
3,556	*,e	Credit Acceptance Corp	697,936
1,202		Diamond Hill Investment Group, Inc	210,663
202,803		Discover Financial Services	11,411,725
131,332	*	E*TRADE Financial Corp	3,306,940
49,178		Eaton Vance Corp	1,698,116
15,460	*,e	Encore Capital Group, Inc	435,199
10,301	*	Enova International, Inc	90,752
13,809		Evercore Partners, Inc (Class A)	713,097
20,397	*	Ezcorp, Inc (Class A)	100,965
22,906		Factset Research Systems, Inc	3,453,079
52,116		Federated Investors, Inc (Class B)	1,646,866
21,367	e	Financial Engines, Inc	688,231
20,734		First Cash Financial Services, Inc	948,166
36,692	*	FNFV Group	395,173
203,014		Franklin Resources, Inc	7,580,543
12,071		Gain Capital Holdings, Inc	82,686
2,529		GAMCO Investors, Inc (Class A)	100,073
210,104		Goldman Sachs Group, Inc	34,480,167
19,045	*	Green Dot Corp	423,370
31,492		Greenhill & Co, Inc	693,454
15,606		HFF, Inc (Class A)	496,739
23,151		Interactive Brokers Group, Inc (Class A)	879,738
55,420		IntercontinentalExchange Group, Inc	13,302,463
6,188	*	INTL FCStone, Inc	168,932
184,660		Invesco Ltd	5,726,307
14,488		Investment Technology Group, Inc	282,806
7,000	e	iShares Russell 2000 Index Fund	786,520
41,000	e	iShares Russell 3000 Index Fund	4,966,740
63,811		Janus Capital Group, Inc	931,641
21,930	*	KCG Holdings, Inc	300,441
45,221	*,e	Ladenburg Thalmann Financial Services, Inc	121,192
52,222		Lazard Ltd (Class A)	1,882,603
42,286		Legg Mason, Inc	1,357,803
28,206	*,e	LendingClub Corp	222,827
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

142,081		Leucadia National Corp	$2,369,911
35,525	e	LPL Financial Holdings, Inc	937,860
19,692		MarketAxess Holdings, Inc	2,417,390
3,292		Marlin Business Services Corp	48,689
1,266	e	Medley Management, Inc	8,280
6,782		Moelis & Co	190,642
80,739		Moody’s Corp	7,728,337
722,963		Morgan Stanley	19,563,379
12,247		Morningstar, Inc	1,018,950
46,951		MSCI, Inc (Class A)	3,565,459
52,287		NASDAQ OMX Group, Inc	3,226,631
168,205		Navient Corp	2,299,362
9,011		Nelnet, Inc (Class A)	377,651
10,526	*	NewStar Financial, Inc	101,260
117,923		Northern Trust Corp	8,381,967
102,151		NorthStar Asset Management Group, Inc	1,270,758
9,152		OM Asset Management plc	122,820
4,811	*,e	On Deck Capital, Inc	41,519
21,854	*,e	OneMain Holdings, Inc	695,394
3,966		Oppenheimer Holdings, Inc	60,600
9,653	*	Pico Holdings, Inc	95,854
14,496	*	Piper Jaffray Cos	604,628
19,984	*,e	PRA Group, Inc	663,069
4,748		Pzena Investment Management, Inc (Class A)	43,017
57,925		Raymond James Financial, Inc	3,021,947
4,505	*	Regional Management Corp	74,423
6,469		Resource America, Inc (Class A)	40,884
132,946	*	S&P Global, Inc	14,205,280
8,217	*	Safeguard Scientifics, Inc	113,395
64,502	*	Santander Consumer USA Holdings, Inc	849,491
59,238		SEI Investments Co	2,848,163
220,616	*	SLM Corp	1,493,570
3,000	e	SPDR S&P MidCap 400 ETF Trust	797,550
119,101	e	SPDR Trust Series 1	24,570,536
185,029		State Street Corp	11,527,307
27,768	*	Stifel Financial Corp	913,845
380,012	*	Synchrony Financial	11,616,967
128,605		T Rowe Price Group, Inc	9,682,670
132,751		TD Ameritrade Holding Corp	3,959,962
13,907		Tiptree Financial, Inc	76,906
7,143		Virtu Financial, Inc	148,932
2,871		Virtus Investment Partners, Inc	224,570
96,574		Voya Financial, Inc	3,135,758
36,654		Waddell & Reed Financial, Inc (Class A)	745,542
2,714		Westwood Holdings Group, Inc	156,191
49,724	e	WisdomTree Investments, Inc	541,494
3,115	*,e	World Acceptance Corp	135,160
1,229	*,e	ZAIS Group Holdings, Inc	3,367
		TOTAL DIVERSIFIED FINANCIALS	385,393,583

ENERGY - 6.6%
45,655	*	Abraxas Petroleum Corp	69,396
1,000		Adams Resources & Energy, Inc	40,250
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,186	e	Alon USA Energy, Inc	$232,953
235,549		Anadarko Petroleum Corp	12,427,565
40,005	*	Antero Resources Corp	1,132,141
170,931		Apache Corp	9,298,646
28,470		Archrock, Inc	280,429
9,798		Ardmore Shipping Corp	91,611
31,018	e	Atwood Oceanics, Inc	299,634
195,416		Baker Hughes, Inc	9,450,318
51,764	*,e	Bill Barrett Corp	412,041
15,099		Bristow Group, Inc	346,069
219,056		Cabot Oil & Gas Corp	5,125,910
56,025	*	Callon Petroleum Co	588,823
8,536	e	CARBO Ceramics, Inc	126,760
25,681	*	Carrizo Oil & Gas, Inc	908,337
120,330	*	Cheniere Energy, Inc	4,678,430
292,116	e	Chesapeake Energy Corp	2,006,837
889,808		Chevron Corp	90,920,582
42,749		Cimarex Energy Co	4,654,511
9,923	*,e	Clayton Williams Energy, Inc	179,904
32,484	*	Clean Energy Fuels Corp	92,904
37,432	*,e	Cloud Peak Energy, Inc	82,725
194,180	*	Cobalt International Energy, Inc	627,201
179,284		Columbia Pipeline Group, Inc	4,593,256
58,748	*	Concho Resources, Inc	6,824,755
575,462		ConocoPhillips	27,501,329
111,730	e	Consol Energy, Inc	1,681,536
11,630	*	Contango Oil & Gas Co	146,305
36,856	*,e	Continental Resources, Inc	1,373,255
7,838	e	CVR Energy, Inc	190,307
24,009		Delek US Holdings, Inc	381,503
172,907	e	Denbury Resources, Inc	667,421
221,309	*	Devon Energy Corp	7,674,996
41,496		DHT Holdings, Inc	238,187
27,486	e	Diamond Offshore Drilling, Inc	666,810
32,319	*	Diamondback Energy, Inc	2,798,179
10,808	*	Dorian LPG Ltd	109,809
16,208	*	Dril-Quip, Inc	1,050,603
736	*,e	Earthstone Energy, Inc	10,164
43,644		Energen Corp	1,854,434
19,728	*,e	Energy Fuels, Inc	46,361
137,040		Ensco plc	1,638,998
253,198		EOG Resources, Inc	20,919,219
73,572	*,e	EP Energy Corp	361,239
68,480		EQT Corp	4,800,448
22,290	*	Era Group, Inc	212,424
15,554	*,e	Erin Energy Corp	31,108
8,771		Evolution Petroleum Corp	48,591
19,733	*	Exterran Corp	301,915
1,975,161	d	Exxon Mobil Corp	174,604,232
62,541	*,e	Fairmount Santrol Holdings, Inc	250,164
97,397	*	FMC Technologies, Inc	2,969,635
24,789	*	Forum Energy Technologies, Inc	414,968
67,215	e	Frank’s International NV	1,119,130
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,119	e	Frontline Ltd	$198,741
46,846	e	GasLog Ltd	600,097
38,742	*	Gastar Exploration, Inc	77,097
7,951	*	Gener8 Maritime, Inc	57,486
5,250	*,e	Geospace Technologies Corp	85,890
44,429		Golar LNG Ltd	736,633
15,813		Green Plains Renewable Energy, Inc	286,215
11,906	e	Gulfmark Offshore, Inc	80,723
56,597	*	Gulfport Energy Corp	1,771,486
4,519	e	Hallador Energy Co	21,104
394,656		Halliburton Co	16,303,239
55,572	*	Helix Energy Solutions Group, Inc	479,586
43,230	e	Helmerich & Payne, Inc	2,858,368
125,768		Hess Corp	7,498,288
85,346		HollyFrontier Corp	3,038,318
14,156	*,e	Hornbeck Offshore Services, Inc	166,191
9,110	*,e	Independence Contract Drilling, Inc	36,258
341	*,e	Isramco, Inc	31,771
842,405		Kinder Morgan, Inc	14,961,113
129,984	*	Kosmos Energy LLC	842,296
70,401	*,e	Laredo Petroleum Holdings, Inc	857,484
393,732		Marathon Oil Corp	5,547,684
256,742		Marathon Petroleum Corp	10,033,477
31,972	*,e	Matador Resources Co	688,997
12,980	*	Matrix Service Co	244,543
109,671	*,e	McDermott International, Inc	497,906
34,743	*	Memorial Resource Development Corp	454,438
83,061	e	Murphy Oil Corp	2,968,600
155,318		Nabors Industries Ltd	1,522,116
175,696		National Oilwell Varco, Inc	6,332,084
5,354	*	Natural Gas Services Group, Inc	123,088
62,110	e	Navios Maritime Acq Corp	119,872
83,626	*	Newfield Exploration Co	3,031,442
38,370	*	Newpark Resources, Inc	179,188
172,702	e	Noble Corp plc	1,939,443
192,399		Noble Energy, Inc	6,947,528
9,719	e	Nordic American Offshore Ltd	55,301
43,662	e	Nordic American Tanker Shipping	672,831
4,172	*,e	North Atlantic Drilling Ltd	15,770
42,056	*,e	Northern Oil And Gas, Inc	229,626
100,224	*	Oasis Petroleum, Inc	971,171
356,849		Occidental Petroleum Corp	27,352,476
42,385		Oceaneering International, Inc	1,553,410
21,030	*	Oil States International, Inc	728,479
97,002	e	Oneok, Inc	3,506,622
17,539	*	Pacific Ethanol, Inc	82,959
12,659		Panhandle Oil and Gas, Inc (Class A)	239,129
24,327	*	Par Petroleum Corp	464,889
56,086	*	Parker Drilling Co	171,623
67,909	*	Parsley Energy, Inc	1,590,429
61,210		Patterson-UTI Energy, Inc	1,208,898
41,947		PBF Energy, Inc	1,349,854
20,459	*	PDC Energy, Inc	1,284,621
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,035	*	PHI, Inc	$112,885
254,950		Phillips 66	20,933,945
96,744	*	Pioneer Energy Services Corp	300,874
75,045		Pioneer Natural Resources Co	12,464,975
100,202		Questar Market Resources, Inc	1,796,622
77,014	e	Range Resources Corp	3,397,088
32,072	*	Renewable Energy Group, Inc	311,740
3,235	*,e	Rex American Resources Corp	175,887
41,101	*	Rice Energy, Inc	711,458
14,006	*,e	RigNet, Inc	239,503
11,266	*	Ring Energy, Inc	81,115
58,956		Rowan Cos plc	1,108,962
42,580	e	RPC, Inc	643,810
34,344	*	RSP Permian, Inc	1,051,270
28,765	*	Sanchez Energy Corp	258,597
657,674		Schlumberger Ltd	52,837,529
82,818		Scorpio Tankers, Inc	518,441
7,758	*	SEACOR Holdings, Inc	455,938
223,517	*,e	Seadrill Ltd	1,068,411
19,215		SemGroup Corp	589,132
32,532	e	Ship Finance International Ltd	493,510
51,187	e	SM Energy Co	1,594,987
188,744	*,e	Southwestern Energy Co	2,534,832
306,110		Spectra Energy Corp	9,572,060
63,455		Superior Energy Services	1,069,851
95,646	*,e	Synergy Resources Corp	690,564
75,000		Targa Resources Investments, Inc	3,034,500
35,239	e	Teekay Corp	394,677
39,683	e	Teekay Tankers Ltd (Class A)	156,351
16,145		Tesco Corp	152,732
57,074		Tesoro Corp	4,548,227
35,635	*	Tetra Technologies, Inc	256,572
79,613	e	Tidewater, Inc	697,410
9,385	*,e	TransAtlantic Petroleum Ltd	10,230
25,671	*	Unit Corp	324,995
71,444	*,e	Uranium Energy Corp	57,927
31,833	e	US Silica Holdings Inc	813,333
226,487		Valero Energy Corp	13,333,290
18,049	*,e	W&T Offshore, Inc	43,498
419,518	*	Weatherford International Ltd	3,410,681
29,912		Western Refining, Inc	800,445
106,800	*,e	Whiting Petroleum Corp	1,281,600
374,067		Williams Cos, Inc	7,253,159
30,959		World Fuel Services Corp	1,446,714
143,104	*	WPX Energy, Inc	1,382,385
		TOTAL ENERGY	697,064,848

FOOD & STAPLES RETAILING - 2.0%
11,700		Andersons, Inc	392,067
17,534		Casey’s General Stores, Inc	1,963,808
9,311	*	Chefs’ Warehouse Holdings, Inc	179,423
206,038		Costco Wholesale Corp	30,520,409
522,840		CVS Health Corp	52,545,420
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,387		Ingles Markets, Inc (Class A)	$194,309
453,787		Kroger Co	16,059,522
5,067	*,e	Natural Grocers by Vitamin C	67,695
5,049	*,e	Performance Food Group Co	130,668
8,315		Pricesmart, Inc	719,580
456,881	*	Rite Aid Corp	3,677,892
9,346	*	Smart & Final Stores, Inc	148,788
17,874		Spartan Stores, Inc	495,110
68,237	*	Sprouts Farmers Market, Inc	1,915,413
109,376	*	Supervalu, Inc	550,161
269,184		Sysco Corp	12,401,307
20,912	*	United Natural Foods, Inc	745,931
2,593		Village Super Market (Class A)	63,269
407,625		Walgreens Boots Alliance, Inc	32,316,510
752,949		Wal-Mart Stores, Inc	50,349,700
4,144		Weis Markets, Inc	188,635
163,200		Whole Foods Market, Inc	4,745,856
		TOTAL FOOD & STAPLES RETAILING	210,371,473

FOOD, BEVERAGE & TOBACCO - 5.1%
1,581		Alico, Inc	45,707
921,753		Altria Group, Inc	57,803,130
11,027	*,e	Amplify Snack Brands, Inc	169,926
3,021	*,e	Arcadia Biosciences, Inc	6,495
289,870		Archer Daniels Midland Co	11,577,408
26,480		B&G Foods, Inc (Class A)	1,091,241
17,038	*,e	Blue Buffalo Pet Products, Inc	421,861
3,908	*	Boston Beer Co, Inc (Class A)	609,961
15,094	e	Brown-Forman Corp	1,565,399
54,198		Brown-Forman Corp (Class B)	5,220,351
67,838		Bunge Ltd	4,239,875
7,234		Calavo Growers, Inc	413,568
13,113	e	Cal-Maine Foods, Inc	665,616
79,391		Campbell Soup Co	4,899,219
28,161	*,e	Castle Brands, Inc	25,156
2,067	e	Coca-Cola Bottling Co Consolidated	329,418
1,843,051		Coca-Cola Co	82,568,685
105,516		Coca-Cola Enterprises, Inc	5,537,480
201,350		ConAgra Foods, Inc	8,972,156
77,134		Constellation Brands, Inc (Class A)	12,037,532
3,993	*	Craft Brewers Alliance, Inc	34,020
69,883	*	Darling International, Inc	1,012,605
66,740	e	Dean Foods Co	1,149,930
90,429		Dr Pepper Snapple Group, Inc	8,220,900
3,496	*	Farmer Bros Co	105,614
78,577		Flowers Foods, Inc	1,505,535
19,743		Fresh Del Monte Produce, Inc	854,082
8,938	*,e	Freshpet, Inc	74,007
273,559		General Mills, Inc	16,780,109
46,449	*	Hain Celestial Group, Inc	1,944,355
70,214		Hershey Co	6,537,626
129,259		Hormel Foods Corp	4,982,934
32,186		Ingredion, Inc	3,704,287
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,854	*,e	Inventure Foods, Inc	$41,915
9,415		J&J Snack Foods Corp	952,139
55,792		J.M. Smucker Co	7,084,468
6,282		John B. Sanfilippo & Son, Inc	347,583
113,836		Kellogg Co	8,743,743
288,319		Kraft Heinz Co	22,509,064
12,265		Lancaster Colony Corp	1,428,872
10,815	*	Landec Corp	121,669
1,889	*	Lifeway Foods, Inc	18,323
4,909	e	Limoneira Co	87,822
62,502		McCormick & Co, Inc	5,861,438
91,491		Mead Johnson Nutrition Co	7,973,441
4,362		Mgp Ingredients, Inc	115,244
72,906		Molson Coors Brewing Co (Class B)	6,972,001
765,319		Mondelez International, Inc	32,878,104
72,090	*	Monster Beverage Corp	10,396,820
4,631	*	National Beverage Corp	216,453
13,153	*	Omega Protein Corp	244,514
691,423		PepsiCo, Inc	71,188,912
727,856		Philip Morris International, Inc	71,417,231
28,735	e	Pilgrim’s Pride Corp	773,259
53,109		Pinnacle Foods, Inc	2,261,912
27,345	*	Post Holdings, Inc	1,964,465
397,446		Reynolds American, Inc	19,713,322
9,235	e	Sanderson Farms, Inc	847,219
127	*	Seaboard Corp	381,381
3,366	*	Seneca Foods Corp	109,698
31,449		Snyder’s-Lance, Inc	1,005,424
9,335	*	Synutra International, Inc	47,235
8,246	e	Tootsie Roll Industries, Inc	293,887
25,999	*	TreeHouse Foods, Inc	2,298,312
140,728		Tyson Foods, Inc (Class A)	9,262,717
9,195	e	Universal Corp	501,587
45,035	e	Vector Group Ltd	972,756
78,054	*	WhiteWave Foods Co (Class A)	3,138,551
		TOTAL FOOD, BEVERAGE & TOBACCO	537,277,669

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
3,292	*,e	AAC Holdings, Inc	67,782
9,364		Abaxis, Inc	424,377
707,111		Abbott Laboratories	27,506,618
20,170	*	Abiomed, Inc	1,959,314
28,702	*	Acadia Healthcare Co, Inc	1,813,679
33,412	*	Accuray, Inc	179,088
17,675		Aceto Corp	396,450
3,135	*	Addus HomeCare Corp	57,998
3,679	*,e	Adeptus Health, Inc	250,613
173,357		Aetna Inc	19,462,790
16,272	*,e	Air Methods Corp	601,739
39,257	*	Alere, Inc	1,531,023
36,573	*	Align Technology, Inc	2,640,205
2,068	*	Alliance HealthCare Services, Inc	14,869
75,719	*	Allscripts Healthcare Solutions, Inc	1,014,635
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,624	*	Almost Family, Inc	$152,244
19,765	*	Amedisys, Inc	1,017,700
96,727		AmerisourceBergen Corp	8,231,468
20,300	*	AMN Healthcare Services, Inc	720,853
24,686	*	Amsurg Corp	1,999,072
5,026		Analogic Corp	397,004
10,989	*	Angiodynamics, Inc	134,615
5,745	*	Anika Therapeutics, Inc	262,317
67,061	*,e	Antares Pharma, Inc	73,767
120,442		Anthem, Inc	16,954,620
16,427	*,e	athenahealth, Inc	2,189,719
12,235	*	AtriCure, Inc	194,537
618		Atrion Corp	245,531
35,395		Bard (C.R.), Inc	7,509,757
246,776		Baxter International, Inc	10,912,435
98,598		Becton Dickinson & Co	15,899,913
29,228	*,e	BioScrip, Inc	77,162
11,531	*	BioTelemetry, Inc	181,383
619,227	*	Boston Scientific Corp	13,573,456
83,102	*	Brookdale Senior Living, Inc	1,534,063
14,197		Cantel Medical Corp	951,057
12,254	*	Capital Senior Living Corp	245,815
149,972		Cardinal Health, Inc	11,766,803
13,355	*	Cardiovascular Systems, Inc	186,703
14,031	*	Castlight Health, Inc	50,512
75,279	*	Centene Corp	4,664,287
144,540	*	Cerner Corp	8,114,476
41,094	*,e	Cerus Corp	257,248
7,648		Chemed Corp	992,557
116,959		Cigna Corp	16,203,500
6,476	*	Civitas Solutions, Inc	129,779
55,890	*	Community Health Systems, Inc	1,066,381
4,462	e	Computer Programs & Systems, Inc	229,034
4,558	*,e	ConforMIS, Inc	56,474
11,474		Conmed Corp	475,253
2,706	*	Connecture, Inc	6,251
25,812		Cooper Cos, Inc	3,951,301
10,994	*,e	Corindus Vascular Robotics, Inc	11,544
4,880	*	Corvel Corp	220,576
13,339	*	Cross Country Healthcare, Inc	165,804
12,510		CryoLife, Inc	155,124
6,000	*	Cutera, Inc	69,960
9,493	*	Cynosure, Inc (Class A)	464,587
79,683	*	DaVita, Inc	5,888,574
120,691		DENTSPLY SIRONA, Inc	7,193,184
34,978	*	DexCom, Inc	2,251,884
18,600	*,e	Diplomat Pharmacy, Inc	563,394
100,934	*	Edwards Lifesciences Corp	10,720,200
28,698	*	Endologix, Inc	321,705
25,481		Ensign Group, Inc	574,851
2,354	*,e	Entellus Medical, Inc	34,227
78,806	*	Envision Healthcare Holdings, Inc	1,783,380
3,811	*	Exactech, Inc	86,662
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,896	*	ExamWorks Group, Inc	$645,151
301,695	*	Express Scripts Holding Co	22,243,972
17,289	*	Five Star Quality Care, Inc	42,185
19,474	*,e	GenMark Diagnostics, Inc	115,091
32,391	*	Globus Medical, Inc	811,071
10,451	*	Greatbatch, Inc	363,695
21,191	*	Haemonetics Corp	687,224
36,388	*	Halyard Health, Inc	1,024,686
157,530	*	HCA Holdings, Inc	12,700,069
15,167	*	HealthEquity, Inc	381,450
44,560		Healthsouth Corp	1,847,458
10,518	*	HealthStream, Inc	237,917
12,854	*	Healthways, Inc	149,749
18,296	*,e	HeartWare International, Inc	610,355
36,969	*	Henry Schein, Inc	6,236,670
23,565		Hill-Rom Holdings, Inc	1,139,368
36,714	*	HMS Holdings Corp	620,099
110,035	*	Hologic, Inc	3,696,076
69,090		Humana, Inc	12,233,766
11,091	*	ICU Medical, Inc	1,101,780
45,841	*	Idexx Laboratories, Inc	3,866,688
4,024	*,e	Imprivata, Inc	48,771
59,210	*	IMS Health Holdings, Inc	1,577,354
6,736	*	Inogen Inc	329,121
10,588	*,e	Inovalon Holdings, Inc	181,055
23,860	*	Insulet Corp	794,538
20,876	*	Integra LifeSciences Holdings Corp	1,478,438
16,617	*	Intuitive Surgical, Inc	10,408,224
13,425	e	Invacare Corp	150,897
11,172	*,e	InVivo Therapeutics Holdings Corp	67,032
1,187	*,e	iRadimed Corp	19,431
7,484	*	K2M Group Holdings, Inc	121,690
36,267		Kindred Healthcare, Inc	535,301
51,218	*	Laboratory Corp of America Holdings	6,418,640
3,821		Landauer, Inc	132,742
9,914	*,e	LDR Holding Corp	267,182
4,833		LeMaitre Vascular, Inc	80,131
5,627	*	LHC Group, Inc	226,993
18,242	*	LifePoint Health, Inc	1,232,430
18,940	*	LivaNova plc	998,706
15,713	*	Magellan Health Services, Inc	1,107,138
20,112	*	Masimo Corp	871,855
108,205		McKesson Corp	18,158,963
23,205	*	Medidata Solutions, Inc	1,012,434
40,195	*	MEDNAX, Inc	2,865,502
681,323		Medtronic plc	53,926,716
17,521		Meridian Bioscience, Inc	334,826
18,617	*	Merit Medical Systems, Inc	376,994
16,384	*	Molina Healthcare, Inc	848,036
4,200		National Healthcare Corp	270,690
3,676		National Research Corp	52,898
13,759	*	Natus Medical, Inc	438,499
20,469	*	Neogen Corp	966,956
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,357	*,e	Nevro Corp	$763,758
12,957	*,e	Nobilis Health Corp	54,679
2,426	*,e	Novocure Ltd	31,295
21,045	*	NuVasive, Inc	1,114,122
3,483	*	Nuvectra Corp	29,275
26,704	*	NxStage Medical, Inc	430,468
14,598	*	Omnicell, Inc	465,092
23,565	*	OraSure Technologies, Inc	169,197
7,923	*	Orthofix International NV	346,711
42,182		Owens & Minor, Inc	1,535,003
8,842	*,e	Oxford Immunotec Global plc	92,487
34,998		Patterson Cos, Inc	1,517,163
2,036	*,e	Penumbra, Inc	110,962
15,541	*	PharMerica Corp	367,389
33,068	*	Premier, Inc	1,118,029
4,133	*	Press Ganey Holdings, Inc	125,933
5,733	*	Providence Service Corp	285,733
23,815		Quality Systems, Inc	335,315
64,836		Quest Diagnostics, Inc	4,873,722
11,443	*	Quidel Corp	197,964
14,581	*	RadNet, Inc	73,634
63,640		Resmed, Inc	3,551,112
21,277	*,e	Rockwell Medical, Inc	196,812
22,692	*	RTI Biologics, Inc	90,541
3,985	*	SeaSpine Holdings Corp	59,456
4,961	*,e	Second Sight Medical Products, Inc	23,466
42,766	*	Select Medical Holdings Corp	572,209
18,075	*,e	Spectranetics Corp	307,275
138,176		St. Jude Medical, Inc	10,529,011
14,817	*,e	Staar Surgical Co	114,239
38,576		STERIS plc	2,726,166
158,805		Stryker Corp	17,311,333
7,270	*	Surgery Partners, Inc	118,428
13,245	*	Surgical Care Affiliates, Inc	640,396
5,430	*	SurModics, Inc	109,252
7,897	*,e	Tandem Diabetes Care, Inc	87,894
32,599	*,e	Team Health Holdings, Inc	1,363,616
5,722	*,e	Teladoc, Inc	69,522
18,936		Teleflex, Inc	2,949,850
48,126	*	Tenet Healthcare Corp	1,525,113
39,361	*	TransEnterix, Inc	59,042
10,733	*	Triple-S Management Corp (Class B)	279,487
22,475	*,e	Trupanion, Inc	280,263
50,550	*,e	Unilife Corp	27,797
453,023		UnitedHealth Group, Inc	59,654,069
19,646		Universal American Corp	146,166
41,824		Universal Health Services, Inc (Class B)	5,591,032
4,931		US Physical Therapy, Inc	245,860
1,453		Utah Medical Products, Inc	97,206
56,738	*	Varian Medical Systems, Inc	4,605,991
6,979	*	Vascular Solutions, Inc	243,916
44,467	*	VCA Antech, Inc	2,800,087
43,948	*	Veeva Systems, Inc	1,209,009
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,579	*,e	Veracyte, Inc	$14,958
10,460	*	Vocera Communications, Inc	122,591
19,879	*	WellCare Health Plans, Inc	1,788,911
29,883		West Pharmaceutical Services, Inc	2,127,670
55,220	*	Wright Medical Group NV	1,037,032
13,608	*,e	Zeltiq Aesthetics, Inc	406,879
79,809		Zimmer Holdings, Inc	9,239,488
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	543,451,662

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
181,669		Avon Products, Inc	855,661
22,198	*	Central Garden and Pet Co (Class A)	361,605
58,846		Church & Dwight Co, Inc	5,455,024
59,422		Clorox Co	7,441,417
420,090		Colgate-Palmolive Co	29,792,783
36,516	e	Coty, Inc	1,110,086
26,225		Edgewell Personal Care Co	2,152,286
10,401	*,e	Elizabeth Arden, Inc	106,402
28,336		Energizer Holdings, Inc	1,232,333
96,619		Estee Lauder Cos (Class A)	9,262,864
42,251	*,e	Herbalife Ltd	2,448,445
32,919	*	HRG Group, Inc	474,034
6,703		Inter Parfums, Inc	205,246
167,510		Kimberly-Clark Corp	20,970,577
5,231		Medifast, Inc	164,933
5,231	e	Natural Health Trends Corp	189,310
3,786		Nature’s Sunshine Products, Inc	36,270
25,040	e	Nu Skin Enterprises, Inc (Class A)	1,020,881
3,287	*	Nutraceutical International Corp	77,540
1,470		Oil-Dri Corp of America	49,039
7,556	e	Orchids Paper Products Co	231,743
1,292,898		Procter & Gamble Co	103,586,988
12,196	*	Revlon, Inc (Class A)	444,300
11,977	e	Spectrum Brands, Inc	1,360,587
2,534	*,e	USANA Health Sciences, Inc	300,127
6,944		WD-40 Co	710,371
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	190,040,852

INSURANCE - 4.1%
206,178		Aflac, Inc	14,220,097
7,930	*	Alleghany Corp	4,133,750
39,203		Allied World Assurance Co Holdings Ltd	1,394,843
184,258		Allstate Corp	11,985,983
23,053	*	AMBAC Financial Group, Inc	374,150
33,415		American Equity Investment Life Holding Co	467,810
32,907		American Financial Group, Inc	2,274,203
543,936		American International Group, Inc	30,362,508
2,872		American National Insurance Co	333,497
7,166		Amerisafe, Inc	386,104
73,306		Amtrust Financial Services, Inc	1,821,654
133,745		Aon plc	14,059,274
54,993	*	Arch Capital Group Ltd	3,876,457
11,484		Argo Group International Holdings Ltd	631,275
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

85,118		Arthur J. Gallagher & Co	$3,918,833
25,295		Aspen Insurance Holdings Ltd	1,172,423
29,376		Assurant, Inc	2,484,328
65,960		Assured Guaranty Ltd	1,706,385
4,444	*	Atlas Financial Holdings, Inc	78,081
45,995		Axis Capital Holdings Ltd	2,450,154
3,677		Baldwin & Lyons, Inc (Class B)	89,866
878,150	*	Berkshire Hathaway, Inc (Class B)	127,753,262
65,134		Brown & Brown, Inc	2,286,855
219,551		Chubb Ltd	25,876,281
72,745		Cincinnati Financial Corp	4,801,897
23,451	*,e	Citizens, Inc (Class A)	191,126
15,393		CNA Financial Corp	486,419
84,431		Conseco, Inc	1,550,997
11,500		Crawford & Co (Class B)	77,510
3,405		Donegal Group, Inc (Class A)	52,131
2,877		EMC Insurance Group, Inc	76,125
12,555		Employers Holdings, Inc	372,884
26,142		Endurance Specialty Holdings Ltd	1,672,565
3,656	*	Enstar Group Ltd	579,257
16,832		Erie Indemnity Co (Class A)	1,588,772
19,755		Everest Re Group Ltd	3,652,699
12,227		FBL Financial Group, Inc (Class A)	739,367
5,754		Federated National Holding Co	109,614
5,606	e	Fidelity & Guaranty Life	148,223
43,516		First American Financial Corp	1,567,446
120,490		FNF Group	3,843,631
211,511	*	Genworth Financial, Inc (Class A)	725,483
12,261	*	Greenlight Capital Re Ltd (Class A)	263,979
5,627	*	Hallmark Financial Services	63,529
17,950		Hanover Insurance Group, Inc	1,539,392
187,094		Hartford Financial Services Group, Inc	8,303,232
3,640	e	HCI Group, Inc	109,054
9,642		Heritage Insurance Holdings, Inc	128,142
15,137		Horace Mann Educators Corp	470,761
3,159		Independence Holding Co	48,554
4,392		Infinity Property & Casualty Corp	352,063
6,321		James River Group Holdings Ltd	195,698
19,560		Kemper Corp	605,578
114,672		Lincoln National Corp	4,982,498
135,953		Loews Corp	5,394,615
19,565		Maiden Holdings Ltd	239,280
6,799	*	Markel Corp	6,113,049
254,189		Marsh & McLennan Cos, Inc	16,052,035
47,353	*	MBIA, Inc	369,353
20,759		Mercury General Corp	1,098,151
441,619		MetLife, Inc	19,917,017
14,334		National General Holdings Corp	289,403
1,981		National Interstate Corp	60,995
1,147		National Western Life Group, Inc	248,555
8,286	*	Navigators Group, Inc	684,506
114,477		Old Republic International Corp	2,116,680
3,585	*,e	Patriot National, Inc	29,827
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,727	e	Primerica, Inc	$1,374,150
128,589		Principal Financial Group	5,488,179
30,721		ProAssurance Corp	1,466,313
300,125		Progressive Corp	9,784,075
204,044		Prudential Financial, Inc	15,841,976
33,904		Reinsurance Group of America, Inc (Class A)	3,228,339
20,478		RenaissanceRe Holdings Ltd	2,271,215
26,545		RLI Corp	1,650,568
5,324		Safety Insurance Group, Inc	301,392
28,054		Selective Insurance Group, Inc	973,754
6,046		State Auto Financial Corp	124,003
11,853		State National Cos, Inc	133,702
8,992		Stewart Information Services Corp	313,101
34,592	*	Third Point Reinsurance Ltd	393,657
74,149		Torchmark Corp	4,292,486
139,707		Travelers Cos, Inc	15,353,799
3,342	*	United America Indemnity Ltd	105,106
7,816		United Fire & Casualty Co	350,313
6,793		United Insurance Holdings Corp	110,794
12,750	e	Universal Insurance Holdings, Inc	224,528
104,808		UnumProvident Corp	3,585,482
36,138		Validus Holdings Ltd	1,665,600
40,861		W.R. Berkley Corp	2,288,216
2,576		White Mountains Insurance Group Ltd	2,138,080
152,250		XL Capital Ltd	4,983,143
		TOTAL INSURANCE	424,492,136

MATERIALS - 3.4%
16,713		A. Schulman, Inc	466,126
1,694		AEP Industries, Inc	104,401
99,900		Air Products & Chemicals, Inc	14,574,411
31,824		Airgas, Inc	4,533,011
80,889	*,e	AK Steel Holding Corp	378,561
54,044		Albemarle Corp	3,575,551
609,323	e	Alcoa, Inc	6,806,138
48,985	e	Allegheny Technologies, Inc	800,415
11,715		American Vanguard Corp	193,883
26,457		Aptargroup, Inc	2,010,732
29,282		Ashland, Inc	3,267,871
42,007		Avery Dennison Corp	3,050,128
64,599	*	Axalta Coating Systems Ltd	1,839,134
30,459		Axiall Corp	717,309
13,001		Balchem Corp	797,741
61,017		Ball Corp	4,355,393
44,396		Bemis Co, Inc	2,227,791
53,668	*	Berry Plastics Group, Inc	1,933,121
16,383	*	Boise Cascade Co	341,913
29,975		Cabot Corp	1,462,480
21,261		Calgon Carbon Corp	348,468
21,158		Carpenter Technology Corp	749,205
69,841		Celanese Corp (Series A)	4,937,759
28,403	*,e	Century Aluminum Co	250,514
109,154		CF Industries Holdings, Inc	3,609,723
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,772		Chase Corp	$156,036
95,430		Chemours Co	870,322
29,409	*	Chemtura	819,041
8,163	*	Clearwater Paper Corp	487,658
148,256	*,e	Cliffs Natural Resources, Inc	781,309
70,741	*	Coeur Mining, Inc	573,002
50,638		Commercial Metals Co	907,433
13,610	e	Compass Minerals International, Inc	1,020,206
3,136	*	Core Molding Technologies, Inc	36,785
60,020	*	Crown Holdings, Inc	3,178,659
4,672		Deltic Timber Corp	292,000
28,645		Domtar Corp	1,106,843
527,825		Dow Chemical Co	27,768,873
20,782		Eagle Materials, Inc	1,540,362
71,899		Eastman Chemical Co	5,491,646
125,460		Ecolab, Inc	14,425,391
422,510		EI du Pont de Nemours & Co	27,847,634
33,069	*	Ferro Corp	421,299
26,519		Ferroglobe plc	270,229
24,560	*,e	Flotek Industries, Inc	232,092
58,089		FMC Corp	2,512,930
584,270	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	8,179,780
9,761		FutureFuel Corp	109,714
33,638	*	GCP Applied Technologies, Inc	744,409
149,111		Graphic Packaging Holding Co	1,980,194
13,180		Greif, Inc (Class A)	457,346
20,360		H.B. Fuller Co	910,499
1,004	*	Handy & Harman Ltd	27,540
4,200		Hawkins, Inc	164,346
5,132		Haynes International, Inc	192,604
33,400	*	Headwaters, Inc	668,334
239,148	e	Hecla Mining Co	1,030,728
92,250		Huntsman Corp	1,452,015
10,340		Innophos Holdings, Inc	382,166
11,836		Innospec, Inc	572,389
36,886		International Flavors & Fragrances, Inc	4,406,770
196,142		International Paper Co	8,487,064
27,550	*	Intrepid Potash, Inc	35,264
11,076		Kaiser Aluminum Corp	1,050,337
36,287		Kapstone Paper and Packaging Corp	576,600
3,950		KMG Chemicals, Inc	93,575
9,009	*	Koppers Holdings, Inc	226,396
13,123	*	Kraton Polymers LLC	298,023
8,381	e	Kronos Worldwide, Inc	55,734
62,472	*	Louisiana-Pacific Corp	1,062,024
24,172	*	LSB Industries, Inc	318,104
172,743		LyondellBasell Industries AF S.C.A	14,280,664
31,604		Martin Marietta Materials, Inc	5,348,345
8,509		Materion Corp	246,676
14,460		Minerals Technologies, Inc	866,154
206,119		Monsanto Co	19,309,228
157,797		Mosaic Co	4,416,738
8,563	*	Multi Packaging Solutions International Ltd	142,317
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,894		Myers Industries, Inc	$146,851
6,713		Neenah Paper, Inc	436,949
3,613		NewMarket Corp	1,467,095
250,637		Newmont Mining Corp	8,764,776
144,605		Nucor Corp	7,198,437
86,018		Olin Corp	1,874,332
8,043		Olympic Steel, Inc	181,933
23,656	*	Omnova Solutions, Inc	169,140
73,880	*	Owens-Illinois, Inc	1,363,825
46,655		Packaging Corp of America	3,026,976
17,645		PH Glatfelter Co	404,600
64,746	*,e	Platform Specialty Products Corp	666,884
37,351		PolyOne Corp	1,343,889
127,825		PPG Industries, Inc	14,110,602
136,461		Praxair, Inc	16,028,709
9,880		Quaker Chemical Corp	879,913
30,749		Rayonier Advanced Materials, Inc	315,177
10,053	*	Real Industry, Inc	88,869
32,379		Reliance Steel & Aluminum Co	2,395,075
10,035	*	Rentech, Inc	34,821
28,450		Royal Gold, Inc	1,781,539
60,725		RPM International, Inc	3,068,434
6,509	*,e	Ryerson Holding Corp	57,800
13,851		Schnitzer Steel Industries, Inc (Class A)	285,608
14,709		Schweitzer-Mauduit International, Inc	505,842
20,556		Scotts Miracle-Gro Co (Class A)	1,454,954
90,655		Sealed Air Corp	4,293,421
17,740	*,e	Senomyx, Inc	43,463
19,703		Sensient Technologies Corp	1,325,027
37,681		Sherwin-Williams Co	10,826,128
18,128		Silgan Holdings, Inc	919,815
46,072		Sonoco Products Co	2,160,316
60,345	e	Southern Copper Corp (NY)	1,790,436
113,653		Steel Dynamics, Inc	2,865,192
10,492		Stepan Co	643,055
49,644	*,e	Stillwater Mining Co	605,657
16,907	*	Summit Materials, Inc	353,356
27,754		SunCoke Energy, Inc	206,212
107,057		Tahoe Resources, Inc	1,512,715
36,968		TimkenSteel Corp	470,972
8,634	*	Trecora Resources	98,859
10,895		Tredegar Corp	173,884
7,567	*	Trinseo S.A.	323,792
53,370	e	Tronox Ltd	388,534
790		United States Lime & Minerals, Inc	42,320
65,627	e	United States Steel Corp	1,254,132
8,635	*	US Concrete, Inc	533,298
7,765		Valhi, Inc	15,297
36,687		Valspar Corp	3,914,136
61,180		Vulcan Materials Co	6,584,803
17,472		Westlake Chemical Corp	876,920
128,764		WestRock Co	5,388,773
20,425	*	Worthington Industries, Inc	771,044
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,638	*	WR Grace & Co	$2,579,362
		TOTAL MATERIALS	351,177,555

MEDIA - 3.3%
10,427		AMC Entertainment Holdings, Inc	293,833
27,125	*	AMC Networks, Inc	1,769,364
1,540		Cable One, Inc	706,798
99,565		Cablevision Systems Corp (Class A)	3,324,475
10,271	*	Carmike Cinemas, Inc	308,027
222,200		CBS Corp (Class B)	12,423,202
31,564	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	83,960
34,344	*,e	Charter Communications, Inc	7,289,171
48,238		Cinemark Holdings, Inc	1,671,447
16,417	e	Clear Channel Outdoor Holdings, Inc (Class A)	83,891
1,174,060		Comcast Corp (Class A)	71,335,886
12,729	*	Crown Media Holdings, Inc (Class A)	64,536
444	*,e	Daily Journal Corp	87,202
82,681	*	Discovery Communications, Inc (Class A)	2,258,018
136,939	*	Discovery Communications, Inc (Class C)	3,667,226
98,681	*	DISH Network Corp (Class A)	4,863,986
31,787	*,e	DreamWorks Animation SKG, Inc (Class A)	1,268,937
10,087	*	Entercom Communications Corp (Class A)	114,387
27,822		Entravision Communications Corp (Class A)	221,185
24,722		EW Scripps Co (Class A)	375,280
47,342		Gannett Co, Inc	797,713
19,954	*,e	Global Eagle Entertainment, Inc	159,832
26,249	*	Gray Television, Inc	337,300
19,411		Harte-Hanks, Inc	35,328
4,651	*,e	Hemisphere Media Group, Inc	55,626
25,300	*	Imax Corp	809,600
187,029		Interpublic Group of Cos, Inc	4,290,445
18,939		John Wiley & Sons, Inc (Class A)	939,185
6,400	*	Liberty Braves Group (Class A)	100,096
9,796	*	Liberty Braves Group (Class C)	146,156
11,045	*	Liberty Broadband Corp (Class A)	633,099
32,412	*	Liberty Broadband Corp (Class C)	1,855,587
16,002	*	Liberty Media Group (Class A)	292,837
24,492	*	Liberty Media Group (Class C)	440,856
64,008	*	Liberty SiriusXM Group (Class A)	2,097,542
97,969	*	Liberty SiriusXM Group (Class C)	3,136,967
43,796	e	Lions Gate Entertainment Corp	972,271
60,990	*	Live Nation, Inc	1,310,065
6,029	*	Loral Space & Communications, Inc	221,144
8,488	*	Madison Square Garden Co	1,332,446
18,296		MDC Partners, Inc	370,311
40,298	*	Media General, Inc	698,364
14,647		Meredith Corp	751,538
30,657	*	MSG Networks, Inc	523,928
24,739		National CineMedia, Inc	351,294
27,474		New Media Investment Group, Inc	440,958
56,460		New York Times Co (Class A)	723,817
167,147		News Corp	2,075,966
68,242		News Corp (Class B)	884,416
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,013	e	Nexstar Broadcasting Group, Inc (Class A)	$667,957
120,182		Omnicom Group, Inc	9,971,501
7,081	*	Reading International, Inc	91,841
43,690	e	Regal Entertainment Group (Class A)	910,937
1,443		Saga Communications, Inc	60,678
11,055		Scholastic Corp	402,181
39,425		Scripps Networks Interactive (Class A)	2,458,149
27,529	e	Sinclair Broadcast Group, Inc (Class A)	882,855
1,012,994	*,e	Sirius XM Holdings, Inc	4,001,326
9,582	*	Sizmek, Inc	25,392
37,294	*	Starz-Liberty Capital	1,014,770
102,409		TEGNA, Inc	2,392,274
147,883		Thomson Corp	6,082,428
130,175		Time Warner Cable, Inc	27,611,419
388,835		Time Warner, Inc	29,217,062
44,686		Time, Inc	656,884
3,579	*	Townsquare Media, Inc	38,081
33,656		Tribune Co	1,297,439
10,216		Tribune Publishing Co	115,747
539,771		Twenty-First Century Fox, Inc	16,333,470
232,486		Twenty-First Century Fox, Inc (Class B)	7,002,478
6,549		Viacom, Inc	287,698
175,129		Viacom, Inc (Class B)	7,162,776
810,369		Walt Disney Co	83,678,703
14,116	e	World Wrestling Entertainment, Inc (Class A)	234,890
		TOTAL MEDIA	341,594,434

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
780,268		AbbVie, Inc	47,596,348
4,145	*,e	Abeona Therapeutics, Inc	11,274
38,133	*,e	Acadia Pharmaceuticals, Inc	1,231,696
11,534	*	Accelerate Diagnostics, Inc	144,752
12,010	*	Acceleron Pharma, Inc	359,699
49,789	*	Achillion Pharmaceuticals, Inc	425,696
1,753	*,e	Aclaris Therapeutics, Inc	32,395
18,623	*	Acorda Therapeutics, Inc	481,405
4,341	*,e	Adamas Pharmaceuticals, Inc	73,276
3,477	*,e	Aduro Biotech, Inc	45,027
24,457	*,e	Advaxis, Inc	189,297
11,471	*,e	Aegerion Pharmaceuticals, Inc	32,692
8,917	*	Aerie Pharmaceuticals, Inc	141,424
6,488	*,e	Affimed NV	26,276
32,182	*,e	Agenus, Inc	113,281
4,678	*	Agile Therapeutics, Inc	27,086
147,880		Agilent Technologies, Inc	6,051,250
10,892	*,e	Agios Pharmaceuticals, Inc	533,163
4,873	*,e	Aimmune Therapeutics, Inc	63,105
22,014	*,e	Akebia Therapeutics, Inc	206,711
40,640	*,e	Akorn, Inc	1,034,288
9,821	*,e	Albany Molecular Research, Inc	147,806
9,973	*	Alder Biopharmaceuticals, Inc	264,783
99,758	*	Alexion Pharmaceuticals, Inc	13,894,294
13,899	*,e	Alimera Sciences, Inc	30,856
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

68,426	*	Alkermes plc	$2,719,933
185,682	*	Allergan plc	40,211,294
33,593	*	Alnylam Pharmaceuticals, Inc	2,252,075
15,264	*,e	AMAG Pharmaceuticals, Inc	404,801
365,194		Amgen, Inc	57,810,210
50,202	*,e	Amicus Therapeutics, Inc	375,009
13,086	*,e	Amphastar Pharmaceuticals, Inc	160,958
19,078	*,e	Anacor Pharmaceuticals, Inc	1,196,954
3,304	*,e	ANI Pharmaceuticals, Inc	150,233
21,009	*,e	Anthera Pharmaceuticals, Inc	77,733
3,706	*	Applied Genetic Technologies Corp	58,221
11,983	*,e	Aralez Pharmaceuticals, Inc	46,854
12,806	*,e	Aratana Therapeutics, Inc	76,964
7,258	*	Ardelyx, Inc	58,137
101,870	*,e	Arena Pharmaceuticals, Inc	175,216
70,529	*	Ariad Pharmaceuticals, Inc	506,398
59,501	*,e	Array Biopharma, Inc	189,808
26,110	*,e	Arrowhead Research Corp	151,177
6,395	*,e	Assembly Biosciences, Inc	38,370
4,375	*,e	Asterias Biotherapeutics, Inc	18,769
7,360	*	Atara Biotherapeutics, Inc	132,554
2,585	*,e	aTyr Pharma, Inc	9,203
12,037	*	Avalanche Biotechnologies, Inc	67,889
6,415	*	Axovant Sciences Ltd	83,395
275,847		Baxalta, Inc	11,571,782
3,426	*,e	Bellicum Pharmaceuticals, Inc	34,740
30,549	*	BioCryst Pharmaceuticals, Inc	99,590
20,345	*,e	BioDelivery Sciences International, Inc	68,766
106,021	*	Biogen Idec, Inc	29,154,715
73,467	*	BioMarin Pharmaceutical, Inc	6,221,186
12,282	*	Bio-Rad Laboratories, Inc (Class A)	1,742,202
1,907	*	Biospecifics Technologies Corp	67,813
22,343		Bio-Techne Corp	2,081,921
21,816	*,e	BioTime, Inc	63,703
17,515	*	Bluebird Bio, Inc	776,790
3,980	*	Blueprint Medicines Corp	60,416
786,016		Bristol-Myers Squibb Co	56,734,635
69,450		Bruker BioSciences Corp	1,965,435
4,845	*,e	Calithera Biosciences, Inc	25,824
13,063	*	Cambrex Corp	630,159
9,334	*,e	Cara Therapeutics Inc	56,937
34,941	*	Catalent, Inc	1,031,808
32,705	*	Catalyst Pharmaceuticals, Inc	22,239
374,298	*	Celgene Corp	38,706,156
54,616	*,e	Celldex Therapeutics, Inc	218,464
4,292	*	Cellular Biomedicine Group, Inc	74,123
18,786	*,e	Cempra, Inc	318,047
30,223	*	Cepheid, Inc	862,564
20,437	*	Charles River Laboratories International, Inc	1,620,041
11,750	*,e	ChemoCentryx, Inc	28,200
4,507	*,e	Chiasma, Inc	15,189
19,935	*,e	Chimerix, Inc	119,211
2,186	*,e	Cidara Therapeutics, Inc	29,249
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,793	*,e	Clovis Oncology, Inc	$164,041
10,013	*,e	Coherus Biosciences, Inc	188,545
2,753	*,e	Collegium Pharmaceutical, Inc	52,472
6,440	*	Concert Pharmaceuticals Inc	89,774
26,242	*,e	Corcept Therapeutics, Inc	125,174
3,978	*	Corium International, Inc	17,821
13,199	*,e	CorMedix, Inc	55,172
47,198	*	Curis, Inc	94,396
14,477	*,e	Cytokinetics, Inc	117,843
28,094	*,e	CytRx Corp	91,586
26,397	*,e	Depomed, Inc	458,780
7,827	*	Dermira, Inc	197,945
6,445	*,e	Dicerna Pharmaceuticals Inc	29,776
47,996	*	Durect Corp	64,315
15,131	*,e	Dynavax Technologies Corp	248,300
5,809	*	Eagle Pharmaceuticals, Inc	219,929
465,753		Eli Lilly & Co	35,178,324
12,346	*	Emergent Biosolutions, Inc	475,568
6,742	*,e	Enanta Pharmaceuticals, Inc	196,866
103,173	*	Endo International plc	2,785,671
16,078	*,e	Endocyte, Inc	62,704
22,129	*	Epizyme, Inc	230,584
5,562	*,e	Esperion Thereapeutics, Inc	91,161
39,700	*,e	Exact Sciences Corp	278,694
132,534	*,e	Exelixis, Inc	610,982
10,710	*,e	Fibrocell Science, Inc	29,560
20,219	*	FibroGen, Inc	363,942
11,496	*	Five Prime Therapeutics, Inc	547,095
2,340	*,e	Flex Pharma, Inc	25,646
6,079	*	Flexion Therapeutics Inc	63,222
12,333	*,e	Fluidigm Corp	118,150
9,530	*,e	Foamix Pharmaceuticals Ltd	60,134
5,638	*,e	Foundation Medicine, Inc	89,926
77,129	*,e	Galena Biopharma, Inc	106,438
7,981	*,e	Genocea Biosciences Inc	35,116
7,321	*	Genomic Health, Inc	192,396
102,393	*,e	Geron Corp	302,059
641,216		Gilead Sciences, Inc	56,561,663
3,039	*	Global Blood Therapeutics, Inc	61,297
44,654	*,e	Halozyme Therapeutics, Inc	471,100
13,205	*	Harvard Bioscience, Inc	39,219
27,303	*,e	Heron Therapeutics, Inc	585,376
2,379	*	Heska Corp	72,797
35,999	*,e	Idera Pharmaceuticals, Inc	59,758
7,904	*,e	Ignyta, Inc	54,696
66,508	*	Illumina, Inc	8,977,915
4,828	*,e	Immune Design Corp	65,854
37,297	*	Immunogen, Inc	255,484
58,703	*,e	Immunomedics, Inc	208,396
30,046	*	Impax Laboratories, Inc	1,002,034
11,857	*	INC Research Holdings, Inc	570,677
71,252	*	Incyte Corp	5,149,382
20,634	*	Infinity Pharmaceuticals, Inc	119,677
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,790	e	Innoviva, Inc	$441,649
30,381	*,e	Inovio Pharmaceuticals, Inc	318,393
25,615	*	Insmed, Inc	311,222
9,791	*,e	Insys Therapeutics, Inc	141,872
8,853	*,e	Intercept Pharmaceuticals, Inc	1,334,501
5,893	*	Intersect ENT, Inc	118,155
12,325	*	Intra-Cellular Therapies, Inc	422,994
22,481	*,e	Intrexon Corp	600,917
3,218	*,e	Invitae Corp	30,700
54,026	*,e	Ionis Pharmaceuticals, Inc	2,213,445
52,675	*,e	Ironwood Pharmaceuticals, Inc	550,454
31,830	*	Jazz Pharmaceuticals plc	4,796,781
1,317,365		Johnson & Johnson	147,650,269
4,959	*,e	Juno Therapeutics, Inc	208,724
9,896	*	Karyopharm Therapeutics, Inc	92,033
59,147	*,e	Keryx Biopharmaceuticals, Inc	321,760
14,656	*	Kite Pharma, Inc	678,280
8,243	*	La Jolla Pharmaceutical Co	152,578
11,088	*,e	Lannett Co, Inc	212,668
17,445	*,e	Lexicon Pharmaceuticals, Inc	240,915
9,568	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,156,484
19,238	*,e	Lion Biotechnologies, Inc	109,079
3,463	*,e	Loxo Oncology, Inc	79,822
16,996	*	Luminex Corp	341,620
14,847	*	MacroGenics, Inc	305,254
55,715	*	Mallinckrodt plc	3,483,302
7,447	*,e	Medgenics, Inc	35,522
28,492	*	Medicines Co	1,014,030
71,605	*	Medivation, Inc	4,138,769
1,339,976		Merck & Co, Inc	73,484,284
46,587	*,e	Merrimack Pharmaceuticals, Inc	329,836
13,994	*	Mettler-Toledo International, Inc	5,009,152
47,130	*,e	MiMedx Group, Inc	354,889
4,258	*,e	Mirati Therapeutics, Inc	88,226
25,582	*	Momenta Pharmaceuticals, Inc	243,285
194,455	*	Mylan NV	8,110,718
45,906	*,e	Myriad Genetics, Inc	1,652,616
5,740	*,e	NanoString Technologies, Inc	91,381
65,883	*,e	Navidea Biopharmceuticals, Inc	90,919
56,385	*	Nektar Therapeutics	884,117
42,601	*,e	NeoGenomics, Inc	346,772
51,735	*	Neurocrine Biosciences, Inc	2,358,081
8,803	*,e	NewLink Genetics Corp	142,697
20,474	*,e	Northwest Biotherapeutics, Inc	28,664
132,353	*,e	Novavax, Inc	693,530
5,561	*,e	Ocular Therapeutix, Inc	68,289
15,786	*,e	Omeros Corp	209,164
1,089	*	Oncocyte Corp	5,652
7,049	*,e	OncoMed Pharmaceuticals, Inc	87,408
43,248	*,e	Oncothyreon, Inc	56,222
10,032	*	Ophthotech Corp	468,896
138,212	*,e	Opko Health, Inc	1,485,779
45,573	*,e	Orexigen Therapeutics, Inc	20,371
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

49,140	*,e	Organovo Holdings, Inc	$133,661
7,783	e	Osiris Therapeutics, Inc	43,663
12,099	*	Otonomy, Inc	172,532
9,996	*,e	OvaScience, Inc	83,766
27,392	*,e	Pacific Biosciences of California, Inc	264,333
15,767	*,e	Pacira Pharmaceuticals, Inc	853,152
5,045	e	Paratek Pharmaceuticals, Inc	68,713
22,988	*	Parexel International Corp	1,404,567
72,802		PDL BioPharma, Inc	274,464
80,669	*,e	Peregrine Pharmaceuticals, Inc	28,565
46,959		PerkinElmer, Inc	2,367,673
18,619	*,e	Pernix Therapeutics Holdings, Inc	13,966
70,108		Perrigo Co plc	6,777,340
6,895	*	Pfenex, Inc	56,263
2,913,813		Pfizer, Inc	95,310,823
7,545		Phibro Animal Health Corp	156,483
22,596	*	Portola Pharmaceuticals, Inc	536,881
12,394	*	PRA Health Sciences, Inc	588,095
22,326	*	Prestige Brands Holdings, Inc	1,267,670
30,473	*	Progenics Pharmaceuticals, Inc	161,812
3,338	*,e	Proteon Therapeutics, Inc	32,579
16,124	*	Prothena Corp plc	696,396
14,333	*,e	PTC Therapeutics, Inc	106,351
10,504	*,e	Puma Biotechnology, Inc	322,368
101,772	*	Qiagen NV (NASDAQ)	2,285,799
44,596	*	Quintiles Transnational Holdings, Inc	3,080,246
15,192	*,e	Radius Health, Inc	540,835
34,147	*	Raptor Pharmaceutical Corp	167,662
36,165	*	Regeneron Pharmaceuticals, Inc	13,623,717
783	*,e	REGENXBIO, Inc	8,159
12,074	*,e	Regulus Therapeutics, Inc	70,512
13,895	*,e	Relypsa, Inc	251,499
13,740	*	Repligen Corp	366,034
21,285	*	Retrophin, Inc	293,307
9,301	*,e	Revance Therapeutics, Inc	170,952
37,550	*	Rigel Pharmaceuticals, Inc	106,266
5,780	*,e	Sage Therapeutics, Inc	217,848
9,193	*	Sagent Pharmaceuticals	107,007
29,213	*,e	Sangamo Biosciences, Inc	184,042
19,958	*,e	Sarepta Therapeutics, Inc	283,204
22,166	*	Sciclone Pharmaceuticals, Inc	292,591
46,464	*,e	Seattle Genetics, Inc	1,648,543
50,200	*,e	Sequenom, Inc	64,256
3,756	*,e	Seres Therapeutics, Inc	110,877
12,170	*,e	Sorrento Therapeutics, Inc	83,486
3,379	*,e	Spark Therapeutics, Inc	121,272
27,773	*,e	Spectrum Pharmaceuticals, Inc	196,911
6,776	*,e	Stemline Therapeutics, Inc	37,268
10,521	*	Sucampo Pharmaceuticals, Inc (Class A)	113,416
15,948	*	Supernus Pharmaceuticals, Inc	273,668
42,666	*,e	Synergy Pharmaceuticals, Inc	133,971
3,929	*,e	T2 Biosystems, Inc	36,029
17,729	*,e	Teligent, Inc	97,864
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,838	*,e	TESARO, Inc	$407,687
15,324	*	Tetraphase Pharmaceuticals, Inc	85,814
15,204	*,e	TG Therapeutics, Inc	138,508
71,280	*,e	TherapeuticsMD, Inc	588,060
19,698	*,e	Theravance Biopharma, Inc	408,733
180,832		Thermo Electron Corp	26,085,016
678	*	Tobira Therapeutics, Inc	5,336
4,104	*,e	Tokai Pharmaceuticals, Inc	30,082
23,387	*	Trevena, Inc	182,185
17,370	*,e	Trovagene, Inc	69,827
18,015	*	Ultragenyx Pharmaceutical, Inc	1,218,174
23,830	*	United Therapeutics Corp	2,506,916
17,036	*	Vanda Pharmaceuticals, Inc	151,620
13,570	*,e	Verastem, Inc	22,391
9,623	*,e	Versartis, Inc	87,184
112,665	*	Vertex Pharmaceuticals, Inc	9,502,166
16,833	*,e	Vital Therapies, Inc	144,259
44,171	*,e	Vivus, Inc	72,882
10,941	*	VWR Corp	291,468
35,584	*	Waters Corp	4,631,613
1,673	*	XBiotech, Inc	21,331
11,932	*	Xencor Inc	146,167
24,937	*	Xenoport, Inc	109,723
6,984	*	Zafgen, Inc	44,488
48,286	*,e	ZIOPHARM Oncology, Inc	379,528
244,827		Zoetis Inc	11,514,214
10,650	*	Zogenix, Inc	109,163
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	916,304,404

REAL ESTATE - 4.3%
27,624		Acadia Realty Trust	930,929
11,101		AG Mortgage Investment Trust	148,642
9,305		Agree Realty Corp	360,848
20,362		Alexander & Baldwin, Inc	778,643
2,182		Alexander’s, Inc	834,986
36,958		Alexandria Real Estate Equities, Inc	3,435,246
501	*,e	Altisource Asset Management Corp	8,392
5,825	*,e	Altisource Portfolio Solutions S.A.	182,264
25,816		Altisource Residential Corp	299,982
19,801		American Assets Trust,Inc	785,506
60,081		American Campus Communities, Inc	2,688,625
161,567		American Capital Agency Corp	2,967,986
26,768		American Capital Mortgage, Inc	396,969
119,015		American Homes 4 Rent	1,882,817
207,666		American Tower Corp	21,780,010
481,805		Annaly Capital Management, Inc	5,020,408
50,785		Anworth Mortgage Asset Corp	239,705
80,188		Apartment Investment & Management Co (Class A)	3,212,331
28,601		Apollo Commercial Real Estate Finance, Inc	455,614
76,600		Apple Hospitality REIT, Inc	1,450,038
23,395		Ares Commercial Real Estate Corp	280,740
25,296		Armada Hoffler Properties, Inc	295,963
25,256		ARMOUR Residential REIT, Inc	537,448
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,429		Ashford Hospitality Prime, Inc	$127,890
41,202		Ashford Hospitality Trust, Inc	230,319
5,479	*,e	AV Homes, Inc	63,008
59,941		AvalonBay Communities, Inc	10,596,969
8,243		Bluerock Residential Growth REIT, Inc	90,178
75,656		Boston Properties, Inc	9,749,032
86,690		Brandywine Realty Trust	1,296,015
70,304		Brixmor Property Group, Inc	1,775,176
35,146		Camden Property Trust	2,837,337
53,268		Capstead Mortgage Corp	517,765
38,631		Care Capital Properties, Inc	1,030,289
13,212		CareTrust REIT, Inc	168,057
15,941		CatchMark Timber Trust Inc	169,134
77,914		CBL & Associates Properties, Inc	910,036
148,897	*	CBRE Group, Inc	4,411,818
34,982		Cedar Realty Trust, Inc	242,075
16,749		Chatham Lodging Trust	356,921
24,623		Chesapeake Lodging Trust	606,464
86,265		Chimera Investment Corp	1,224,963
45,974		Colony Financial, Inc	812,820
15,963		Colony Starwood Homes	389,018
74,908		Columbia Property Trust, Inc	1,670,448
51,186		Communications Sales & Leasing, Inc	1,189,051
1,845	e	Consolidated-Tomoka Land Co	90,958
3,355		CorEnergy Infrastructure Trust, Inc	71,428
10,080		Coresite Realty	755,294
44,313		Corporate Office Properties Trust	1,137,958
56,670		Corrections Corp of America	1,723,901
90,162		Cousins Properties, Inc	933,177
151,364		Crown Castle International Corp	13,150,504
75,310		CubeSmart	2,229,929
29,793		CyrusOne, Inc	1,314,765
128,514		CYS Investments, Inc	1,042,249
49,318		DCT Industrial Trust, Inc	1,990,968
139,741		DDR Corp	2,445,467
81,627		DiamondRock Hospitality Co	727,297
64,785		Digital Realty Trust, Inc	5,699,784
58,620		Douglas Emmett, Inc	1,902,219
141,486		Duke Realty Corp	3,094,299
26,219		DuPont Fabros Technology, Inc	1,044,041
21,154		Dynex Capital, Inc	137,501
4,434		Easterly Government Properties, Inc	81,807
20,218		EastGroup Properties, Inc	1,208,025
25,489		Education Realty Trust, Inc	1,013,698
48,939		Empire State Realty Trust, Inc	905,861
23,334		Entertainment Properties Trust	1,537,244
31,641		Equinix, Inc	10,452,604
68,747	*	Equity Commonwealth	1,918,729
43,341		Equity Lifestyle Properties, Inc	2,968,425
26,833		Equity One, Inc	759,374
172,985		Equity Residential	11,775,089
29,030		Essex Property Trust, Inc	6,399,663
61,306		Extra Space Storage, Inc	5,207,945
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,575		Federal Realty Investment Trust	$5,714,406
64,539		FelCor Lodging Trust, Inc	462,099
44,243		First Industrial Realty Trust, Inc	1,014,934
24,226		First Potomac Realty Trust	203,741
116,771		Forest City Realty Trust, Inc	2,426,501
16,040	*,e	Forestar Group, Inc	216,540
24,662		Four Corners Property Trust, Inc	437,750
36,242		Franklin Street Properties Corp	384,890
2,632	*	FRP Holdings, Inc	96,015
89,606		Gaming and Leisure Properties, Inc	2,938,186
258,090		General Growth Properties, Inc	7,234,263
30,818		Geo Group, Inc	987,101
11,162		Getty Realty Corp	219,668
17,812		Gladstone Commercial Corp	299,776
61,671		Government Properties Income Trust	1,166,815
180,996		Gramercy Property Trust	1,533,036
1,205		Great Ajax Corp	16,412
13,725		Hannon Armstrong Sustainable Infrastructure Capital, Inc	266,265
39,591		Hatteras Financial Corp	629,101
217,259		HCP, Inc	7,349,872
40,337		Healthcare Realty Trust, Inc	1,221,404
56,087		Healthcare Trust of America, Inc	1,620,353
20,220		Hersha Hospitality Trust	390,044
36,946		Highwoods Properties, Inc	1,726,487
61,066		Hospitality Properties Trust	1,562,679
332,922		Host Marriott Corp	5,266,826
16,762	*	Howard Hughes Corp	1,762,860
30,801		Hudson Pacific Properties	900,929
18,150		Independence Realty Trust, Inc	130,135
53,272		Invesco Mortgage Capital, Inc	684,545
44,489		Investors Real Estate Trust	267,824
115,191		Iron Mountain, Inc	4,207,927
42,332	*	iStar Financial, Inc	414,854
25,105		Jones Lang LaSalle, Inc	2,891,343
48,807		Kennedy-Wilson Holdings, Inc	1,054,719
36,268		Kilroy Realty Corp	2,350,529
180,313		Kimco Realty Corp	5,070,402
34,550		Kite Realty Group Trust	940,796
18,000		Ladder Capital Corp	214,380
36,569		Lamar Advertising Co	2,268,741
45,653		LaSalle Hotel Properties	1,091,107
83,456		Lexington Realty Trust	732,744
60,813		Liberty Property Trust	2,122,374
26,742		LTC Properties, Inc	1,240,561
68,863		Macerich Co	5,239,097
45,234		Mack-Cali Realty Corp	1,156,181
5,671	*	Marcus & Millichap, Inc	142,229
105,903		Medical Properties Trust, Inc	1,409,569
176,434		MFA Mortgage Investments, Inc	1,219,159
34,144		Mid-America Apartment Communities, Inc	3,267,922
23,526		Monmouth Real Estate Investment Corp (Class A)	270,549
69,668		Monogram Residential Trust, Inc	705,737
15,029		National Health Investors, Inc	1,023,325
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

62,330		National Retail Properties, Inc	$2,727,561
10,000		National Storage Affiliates Trust	195,200
119,309		New Residential Investment Corp	1,443,639
28,420		New Senior Investment Group, Inc	306,936
63,528		New York Mortgage Trust, Inc	330,346
54,953		New York REIT, Inc	540,188
8,034		NexPoint Residential Trust, Inc	112,958
25,065		NorthStar Realty Europe Corp	299,025
75,195		NorthStar Realty Finance Corp	961,744
74,876		Omega Healthcare Investors, Inc	2,528,563
4,657		One Liberty Properties, Inc	109,067
6,980		Orchid Island Capital, Inc	67,566
56,038		Outfront Media, Inc	1,215,464
72,334		Paramount Group, Inc	1,207,978
34,833		Parkway Properties, Inc	573,003
29,966		Pebblebrook Hotel Trust	828,260
34,599		Pennsylvania REIT	793,701
36,240		Pennymac Mortgage Investment Trust	492,502
54,962		Physicians Realty Trust	996,461
110,618		Piedmont Office Realty Trust, Inc	2,202,404
32,549		Post Properties, Inc	1,867,011
31,491		Potlatch Corp	1,109,113
10,617		Preferred Apartment Communities, Inc	131,014
237,435		Prologis, Inc	10,781,923
14,919		PS Business Parks, Inc	1,428,643
71,700		Public Storage, Inc	17,552,877
12,645		QTS Realty Trust, Inc	612,271
49,089		RAIT Investment Trust	149,231
31,883		Ramco-Gershenson Properties	564,648
78,469		Rayonier, Inc	1,936,615
4,574		Re/Max Holdings, Inc	168,323
82,685	*	Realogy Holdings Corp	2,955,162
120,179		Realty Income Corp	7,114,597
33,082		Redwood Trust, Inc	428,743
47,573		Regency Centers Corp	3,506,130
30,704		Resource Capital Corp	364,764
52,879		Retail Opportunities Investment Corp	1,040,130
96,240		Retail Properties of America, Inc	1,538,878
37,663		Rexford Industrial Realty, Inc	706,934
53,310		RLJ Lodging Trust	1,123,242
3,209		RMR Group, Inc	79,968
14,383		Rouse Properties, Inc	265,654
17,386		Ryman Hospitality Properties	895,901
25,906		Sabra Healthcare REIT, Inc	546,358
7,154		Saul Centers, Inc	380,450
23,268		Select Income REIT	538,654
90,920		Senior Housing Properties Trust	1,598,374
14,813		Silver Bay Realty Trust Corp	216,270
150,976		Simon Property Group, Inc	30,371,842
51,147		SL Green Realty Corp	5,374,527
16,200		Sovran Self Storage, Inc	1,720,764
183,274		Spirit Realty Capital, Inc	2,094,822
22,062	*,e	St. Joe Co	371,745
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,705	*	STAG Industrial, Inc	$533,032
103,811		Starwood Property Trust, Inc	2,009,781
12,005		STORE Capital Corp	308,168
42,107		Summit Hotel Properties, Inc	480,020
19,286		Sun Communities, Inc	1,308,941
88,977		Sunstone Hotel Investors, Inc	1,139,795
46,688		Tanger Factory Outlet Centers, Inc	1,637,815
28,242		Taubman Centers, Inc	1,961,407
5,639	*	Tejon Ranch Co	126,990
18,932		Terreno Realty Corp	431,082
152,202		Two Harbors Investment Corp	1,191,742
112,938		UDR, Inc	3,943,795
9,682		UMH Properties, Inc	94,884
13,251	e,m	United Development Funding IV	42,403
4,970		Universal Health Realty Income Trust	271,362
60,024		Urban Edge Properties	1,557,023
11,670		Urstadt Biddle Properties, Inc (Class A)	239,935
154,524		Ventas, Inc	9,599,031
519,996		VEREIT, Inc	4,617,564
90,182		Vornado Realty Trust	8,633,123
26,822		Washington REIT	768,987
65,298		Weingarten Realty Investors	2,410,802
164,171		Welltower, Inc	11,396,751
21,861		Western Asset Mortgage Capital Corp	217,954
381,274		Weyerhaeuser Co	12,246,521
9,142		Whitestone REIT	122,777
42,989		WP Carey, Inc	2,626,198
123,184		WP GLIMCHER, Inc	1,292,200
45,645		Xenia Hotels & Resorts, Inc	702,020
		TOTAL REAL ESTATE	450,705,027

RETAILING - 5.1%
10,432	*	1-800-FLOWERS.COM, Inc (Class A)	81,891
26,967		Aaron’s, Inc	706,805
29,830	e	Abercrombie & Fitch Co (Class A)	797,356
33,021		Advance Auto Parts, Inc	5,154,578
179,800	*	Amazon.com, Inc	118,594,282
82,186	e	American Eagle Outfitters, Inc	1,176,082
3,476	*,e	America’s Car-Mart, Inc	92,357
12,502	*	Asbury Automotive Group, Inc	757,871
70,905	*	Ascena Retail Group, Inc	624,673
32,886	*	Autonation, Inc	1,665,676
15,199	*	AutoZone, Inc	11,630,731
13,483	*	Barnes & Noble Education, Inc	126,201
21,334		Barnes & Noble, Inc	250,674
77,339	*	Bed Bath & Beyond, Inc	3,651,948
136,986		Best Buy Co, Inc	4,394,511
10,534		Big 5 Sporting Goods Corp	127,356
23,343		Big Lots, Inc	1,070,510
5,139		Blue Nile, Inc	132,483
13,210	*	Boot Barn Holdings, Inc	108,322
12,554	e	Buckle, Inc	363,313
18,666	*	Build-A-Bear Workshop, Inc	245,831
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,466	*	Burlington Stores, Inc	$2,362,318
23,025	*	Cabela’s, Inc	1,200,754
20,175		Caleres, Inc	508,612
91,445	*,e	Carmax, Inc	4,842,013
10,463		Cato Corp (Class A)	382,841
60,996		Chico’s FAS, Inc	769,160
8,856		Children’s Place Retail Stores, Inc	689,971
6,249		Citi Trends, Inc	112,232
8,181	*	Container Store Group, Inc	58,085
9,586		Core-Mark Holding Co, Inc	782,793
31,930		CST Brands, Inc	1,205,996
14,776	*	Destination XL Group, Inc	79,347
41,533		Dick’s Sporting Goods, Inc	1,924,639
10,450		Dillard’s, Inc (Class A)	736,202
138,358		Dollar General Corp	11,332,904
109,999	*	Dollar Tree, Inc	8,768,020
32,017		DSW, Inc (Class A)	786,658
8,439	*	Etsy, Inc	74,094
53,552		Expedia, Inc	6,199,715
37,171	*	Express Parent LLC	675,769
5,627	*,e	Fenix Parts, Inc	28,360
20,843		Finish Line, Inc (Class A)	411,649
25,644	*,e	Five Below, Inc	1,069,355
73,368		Foot Locker, Inc	4,507,730
38,319	*	Francesca’s Holdings Corp	636,095
15,555	e	Fred’s, Inc (Class A)	228,192
7,507	*	FTD Cos, Inc	208,770
51,666	e	GameStop Corp (Class A)	1,694,645
109,193	e	Gap, Inc	2,531,094
9,647	*	Genesco, Inc	667,379
67,795		Genuine Parts Co	6,506,286
39,709		GNC Holdings, Inc	967,311
9,596		Group 1 Automotive, Inc	631,801
209,053	*,e	Groupon, Inc	756,772
24,348		Guess?, Inc	446,786
7,966		Haverty Furniture Cos, Inc	148,725
10,580	*,e	Hibbett Sports, Inc	381,938
612,785		Home Depot, Inc	82,045,784
13,393		HSN, Inc	710,231
140,989	*,e	JC Penney Co, Inc	1,308,378
7,029		Kirkland’s, Inc	115,416
86,453		Kohl’s Corp	3,829,868
113,406		L Brands, Inc	8,878,556
18,295	*	Lands’ End, Inc	445,117
217,983	*	Liberty Interactive Corp	5,711,155
31,587	*	Liberty TripAdvisor Holdings, Inc	696,809
61,017	*	Liberty Ventures	2,440,680
10,612		Lithia Motors, Inc (Class A)	881,008
149,094	*	LKQ Corp	4,778,463
434,542		Lowe’s Companies, Inc	33,033,883
10,988	*,e	Lumber Liquidators, Inc	163,831
148,225		Macy’s, Inc	5,868,228
11,282	*	MarineMax, Inc	214,471
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,951	*,e	Mattress Firm Holding Corp	$427,308
28,030	*	Michaels Cos, Inc	796,893
18,562		Monro Muffler, Inc	1,284,862
20,615	*	Murphy USA, Inc	1,183,713
202,419	*	NetFlix, Inc	18,223,783
63,114	e	Nordstrom, Inc	3,227,019
22,226		Nutri/System, Inc	489,417
240,294	*	Office Depot, Inc	1,412,929
47,696	*	O’Reilly Automotive, Inc	12,528,785
8,166	e	Outerwall, Inc	337,337
4,892	*	Overstock.com, Inc	71,374
10,430	*	Party City Holdco, Inc	149,462
18,385		Penske Auto Group, Inc	719,405
8,830	e	PetMed Express, Inc	161,589
37,408		Pier 1 Imports, Inc	257,741
24,249	*	Priceline.com, Inc	32,582,411
21,824		Rent-A-Center, Inc	320,813
14,029	*,e	Restoration Hardware Holdings, Inc	607,035
191,478		Ross Stores, Inc	10,872,121
70,703	*	Sally Beauty Holdings, Inc	2,220,074
14,543	*,e	Sears Holdings Corp	238,142
23,405	*	Select Comfort Corp	577,635
9,335		Shoe Carnival, Inc	239,256
27,298	*	Shutterfly, Inc	1,255,162
38,362		Signet Jewelers Ltd	4,164,579
16,417		Sonic Automotive, Inc (Class A)	307,983
14,779	*	Sportsman’s Warehouse Holdings, Inc	168,185
18,281	e	Stage Stores, Inc	134,548
280,974		Staples, Inc	2,865,935
15,745		Stein Mart, Inc	113,994
23,925		Tailored Brands, Inc	416,773
285,141		Target Corp	22,668,709
51,006		Tiffany & Co	3,639,278
12,603	*,e	Tile Shop Holdings, Inc	224,838
23,503	*	Tilly’s, Inc	147,834
315,546		TJX Companies, Inc	23,924,698
62,173		Tractor Supply Co	5,885,296
50,643	*	TripAdvisor, Inc	3,271,031
18,379	*	Tuesday Morning Corp	159,530
30,255	*	Ulta Salon Cosmetics & Fragrance, Inc	6,301,511
42,110	*	Urban Outfitters, Inc	1,276,775
28,369	*,e	Vitamin Shoppe, Inc	776,460
10,713	*	VOXX International Corp (Class A)	48,101
8,518	*,e	Wayfair, Inc	321,554
6,804	*	West Marine, Inc	68,176
41,492	e	Williams-Sonoma, Inc	2,438,900
892		Winmark Corp	84,918
10,806	*	Zumiez, Inc	181,325
		TOTAL RETAILING	537,965,537

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
17,192	*	Advanced Energy Industries, Inc	556,161
278,371	*,e	Advanced Micro Devices, Inc	988,217
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,895	*	Alpha & Omega Semiconductor Ltd	$115,546
15,019	*	Ambarella, Inc	617,281
48,137	*	Amkor Technology, Inc	274,862
150,842		Analog Devices, Inc	8,495,421
532,360		Applied Materials, Inc	10,897,409
33,773	*,e	Applied Micro Circuits Corp	210,744
48,702	*	Axcelis Technologies, Inc	139,288
176,772		Broadcom Ltd	25,764,519
28,194		Brooks Automation, Inc	266,715
10,069		Cabot Microelectronics Corp	421,790
4,818	*	Cascade Microtech, Inc	100,744
23,166	*	Cavium, Inc	1,143,705
8,650	*	Ceva, Inc	199,469
41,122	*	Cirrus Logic, Inc	1,484,504
10,237		Cohu, Inc	118,340
61,168	*	Cree, Inc	1,499,228
197,688	e	Cypress Semiconductor Corp	1,785,123
15,352	*	Diodes, Inc	285,854
9,301	*	DSP Group, Inc	88,360
58,326	*	Entegris, Inc	775,153
15,727	*	Exar Corp	95,935
48,686	*	Fairchild Semiconductor International, Inc	973,720
44,684	*	First Solar, Inc	2,495,155
23,909	*	Formfactor, Inc	184,099
16,268	*	Inphi Corp	482,672
64,415	*	Integrated Device Technology, Inc	1,241,921
2,251,599		Intel Corp	68,178,418
77,001		Intersil Corp (Class A)	900,142
9,988		IXYS Corp	107,870
72,454		Kla-Tencor Corp	5,067,433
28,048	*	Kopin Corp	46,560
77,660		Lam Research Corp	5,933,224
46,871	*,e	Lattice Semiconductor Corp	261,071
117,940		Linear Technology Corp	5,245,971
9,866	*,e	MA-COM Technology Solutions	403,421
195,419		Marvell Technology Group Ltd	1,950,282
31,593	*	Mattson Technology, Inc	115,314
128,784		Maxim Integrated Products, Inc	4,600,165
21,700	*	MaxLinear, Inc	363,475
94,009	e	Microchip Technology, Inc	4,567,897
491,195	*	Micron Technology, Inc	5,280,346
45,899	*	Microsemi Corp	1,550,927
22,106		MKS Instruments, Inc	792,721
25,194		Monolithic Power Systems, Inc	1,572,610
9,714	*	Nanometrics, Inc	173,492
12,097	*	NeoPhotonics Corp Ltd	145,043
1,929		NVE Corp	110,686
245,187		Nvidia Corp	8,711,494
179,953	*	ON Semiconductor Corp	1,704,155
12,269	*	PDF Solutions, Inc	165,018
27,944	*	Photronics, Inc	295,648
12,028		Power Integrations, Inc	580,351
64,922	*	Qorvo, Inc	2,923,438
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

711,416		Qualcomm, Inc	$35,940,736
51,257	*,e	Rambus, Inc	595,606
13,099	*	Rudolph Technologies, Inc	181,683
29,634	*	Semtech Corp	641,280
14,732	*	Sigma Designs, Inc	93,254
32,345	*	Silicon Laboratories, Inc	1,513,746
89,807		Skyworks Solutions, Inc	6,000,904
23,701	*,e	SunPower Corp	477,338
88,985		Teradyne, Inc	1,682,706
39,839		Tessera Technologies, Inc	1,144,176
494,497		Texas Instruments, Inc	28,206,109
12,988	*	Ultra Clean Holdings	73,902
11,718	*	Ultratech, Inc	254,163
18,349	*	Veeco Instruments, Inc	337,805
22,930	*	Xcerra Corp	135,287
124,342		Xilinx, Inc	5,356,653
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	266,084,455

SOFTWARE & SERVICES - 11.5%
14,259	*	A10 Networks, Inc	85,126
297,619		Accenture plc	33,607,137
48,794	*	ACI Worldwide, Inc	975,392
227,868		Activision Blizzard, Inc	7,854,610
17,102	*	Actua Corp	162,127
31,651	*	Acxiom Corp	695,372
238,924	*	Adobe Systems, Inc	22,511,419
88,646	*	Akamai Technologies, Inc	4,520,060
29,057	*	Alliance Data Systems Corp	5,907,579
137,378	*	Alphabet, Inc (Class A)	97,247,139
140,158	*	Alphabet, Inc (Class C)	97,130,896
7,645	*,e	Amber Road, Inc	37,537
67,045		Amdocs Ltd	3,790,724
9,809	*	American Software, Inc (Class A)	89,654
21,348	*,e	Angie’s List, Inc	186,795
47,097	*	Ansys, Inc	4,274,995
2,179	*	Apigee Corp	21,136
36,651	*	Aspen Technology, Inc	1,393,838
114,219	*	Autodesk, Inc	6,832,581
230,931		Automatic Data Processing, Inc	20,423,538
16,870	*	AVG Technologies NV	334,026
27,384	*	Bankrate, Inc	250,290
3,385	*,e	Barracuda Networks, Inc	59,644
26,404	*	Bazaarvoice, Inc	88,453
3,373	*,e	Benefitfocus, Inc	127,837
8,337	*,e	Black Knight Financial Services, Inc	266,617
19,455		Blackbaud, Inc	1,201,735
22,491	*	Blackhawk Network Holdings, Inc	722,636
17,474	*	Blucora, Inc	139,967
41,933		Booz Allen Hamilton Holding Co	1,156,093
16,992	*	Bottomline Technologies, Inc	417,323
5,712	*,e	Box, Inc	73,856
13,975	*	Brightcove, Inc	84,549
54,625		Broadridge Financial Solutions, Inc	3,268,760
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,343	*	BroadSoft, Inc	$483,414
168,052		CA, Inc	4,984,422
11,039	*	CACI International, Inc (Class A)	1,061,400
127,091	*	Cadence Design Systems, Inc	2,947,240
23,354	*	Callidus Software, Inc	427,378
7,703	*	Carbonite, Inc	58,081
18,501	*	Cardtronics, Inc	729,309
8,834	*	Care.com, Inc	65,725
4,627		Cass Information Systems, Inc	228,898
70,688		CDK Global, Inc	3,362,628
9,269	*	ChannelAdvisor Corp	115,492
30,571	*	Ciber, Inc	70,925
17,582	*,e	Cimpress NV	1,544,930
73,092	*	Citrix Systems, Inc	5,981,849
474	*,e	Code Rebel Corp	1,341
300,229	*	Cognizant Technology Solutions Corp (Class A)	17,524,367
28,741	*	Commvault Systems, Inc	1,257,994
74,144		Computer Sciences Corp	2,456,391
20,622	*	comScore, Inc	631,446
40,661		Convergys Corp	1,077,516
22,842	*	Cornerstone OnDemand, Inc	784,623
13,580	*	CoStar Group, Inc	2,679,470
13,500		CSG Systems International, Inc	599,130
61,135		CSRA, Inc	1,587,065
18,226	*	Cvent, Inc	644,289
8,444	*	Datalink Corp	67,805
14,070	*,e	Demandware, Inc	648,346
18,118	*	DHI Group, Inc	128,819
3,147	*,e	Digimarc Corp	93,938
20,736	*,e	Digital Turbine, Inc	17,833
14,982		DST Systems, Inc	1,808,028
44,030		EarthLink Holdings Corp	255,814
553,783	*	eBay, Inc	13,528,919
11,888	e	Ebix, Inc	572,051
142,577	*	Electronic Arts, Inc	8,818,387
17,188	*	Ellie Mae, Inc	1,436,917
24,698	*,e	Endurance International Group Holdings, Inc	264,516
11,448	*,e	EnerNOC, Inc	78,075
16,148	*	Envestnet, Inc	506,724
20,502	*	EPAM Systems, Inc	1,495,211
13,005		EPIQ Systems, Inc	192,084
23,513	*	Euronet Worldwide, Inc	1,812,852
27,235		EVERTEC, Inc	366,855
8,968	*	Everyday Health, Inc	52,014
21,783	*	ExlService Holdings, Inc	1,054,079
1,022,607	*	Facebook, Inc	120,238,131
13,745		Fair Isaac Corp	1,466,729
128,046		Fidelity National Information Services, Inc	8,425,427
73,053	*	FireEye, Inc	1,267,470
39,171	*	First American Corp	1,389,787
80,193	*	First Data Corp	913,398
107,341	*	Fiserv, Inc	10,489,363
11,180	*	Five9, Inc	103,415
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,844	*	FleetCor Technologies, Inc	$6,472,430
16,143	*	FleetMatics Group plc	585,184
5,122		Forrester Research, Inc	172,202
61,407	*	Fortinet, Inc	1,996,342
36,058	*	Gartner, Inc	3,143,176
66,111	*	Genpact Ltd	1,843,836
11,654	*	Gigamon, Inc	379,804
70,996		Global Payments, Inc	5,124,514
6,808	*,e	Globant S.A.	241,616
50,659	*,e	Glu Mobile, Inc	135,260
9,925	*	GoDaddy, Inc	301,422
23,773	*,e	Gogo, Inc	251,756
31,733	*,e	GrubHub, Inc	832,039
10,255	*	GTT Communications, Inc	163,875
8,100	*,e	Guidance Software, Inc	41,310
29,493	*	Guidewire Software, Inc	1,680,216
10,211		Hackett Group, Inc	151,940
3,226	*,e	Hortonworks, Inc	37,325
7,885	*	HubSpot, Inc	349,227
36,712		IAC/InterActiveCorp	1,701,234
11,176	*	Imperva, Inc	519,460
44,053	*	inContact, Inc	410,133
46,170	*,e	Infoblox, Inc	772,424
6,987	*	Interactive Intelligence, Inc	259,707
23,532	*	Internap Network Services Corp	53,653
427,214		International Business Machines Corp	62,347,611
16,908	*	Intralinks Holdings, Inc	150,650
124,392		Intuit, Inc	12,549,909
20,267		j2 Global, Inc	1,287,360
42,543		Jack Henry & Associates, Inc	3,447,259
24,819	*	Jive Software, Inc	101,013
32,428	e	Leidos Holdings, Inc	1,608,753
31,019	*	Limelight Networks, Inc	54,283
50,965	*	LinkedIn Corp	6,386,424
25,980	*	Lionbridge Technologies	129,640
10,535	*	Liquidity Services, Inc	58,785
23,943	*	Liveperson, Inc	144,855
10,258	*	LogMeIn, Inc	612,403
9,229	*	Luxoft Holding, Inc	533,528
33,442	*	Manhattan Associates, Inc	2,024,579
9,855		Mantech International Corp (Class A)	333,099
13,195		Marchex, Inc (Class B)	56,079
13,298	*	Marin Software, Inc	34,043
14,726	*,e	Marketo, Inc	323,825
467,136		Mastercard, Inc (Class A)	45,307,521
15,784	*,e	Match Group, Inc	179,938
27,274		MAXIMUS, Inc	1,442,795
41,078		Mentor Graphics Corp	819,917
3,834,399		Microsoft Corp	191,221,478
3,800	*	MicroStrategy, Inc (Class A)	681,416
16,990	*,e	MobileIron, Inc	65,072
8,810	*	Model N, Inc	94,091
16,185	*,e	ModusLink Global Solutions, Inc	23,630
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,404	*	MoneyGram International, Inc	$88,585
16,404		Monotype Imaging Holdings, Inc	361,380
38,282	*	Monster Worldwide, Inc	122,502
16,761	*,e	NetSuite, Inc	1,358,311
24,084	*,e	NeuStar, Inc (Class A)	565,733
2,428	*	New Relic, Inc	62,594
26,809		NIC, Inc	474,787
115,315	*	Nuance Communications, Inc	1,981,112
11,263	*,e	OPOWER, Inc	88,978
1,512,590		Oracle Corp	60,291,837
92,319	*,e	Pandora Media, Inc	916,728
3,781	*,e	Park City Group, Inc	35,919
168,934		Paychex, Inc	8,804,840
20,575	*,e	Paycom Software, Inc	786,171
6,376	*,e	Paylocity Holding Corp	244,010
560,312	*	PayPal Holdings, Inc	21,953,024
14,355		Pegasystems, Inc	378,828
14,896	*	Perficient, Inc	311,028
4,957	*,e	PFSweb, Inc	69,894
44,191	*	Progress Software Corp	1,127,754
16,626	*,e	Proofpoint, Inc	968,631
10,016	*	PROS Holdings, Inc	117,788
47,974	*	PTC, Inc	1,749,132
9,749	*	Q2 Holdings, Inc	233,099
3,997		QAD, Inc (Class A)	78,381
38,331	*	QLIK Technologies, Inc	1,180,211
10,529	*	Qualys, Inc	265,120
15,203	*	QuinStreet, Inc	53,515
42,756	*,e	Quotient Technology, Inc	496,825
51,869	*,e	Rackspace Hosting, Inc	1,186,244
9,129	*	RealNetworks, Inc	41,628
21,632	*,e	RealPage, Inc	475,688
88,660	*	Red Hat, Inc	6,504,984
3,209		Reis, Inc	80,771
15,888	*	RetailMeNot, Inc	133,936
44,618	*	RingCentral, Inc	851,311
40,946	*,e	Rocket Fuel, Inc	117,106
37,512	*	Rovi Corp	660,961
10,830	*	Rubicon Project, Inc	209,777
47,268		Sabre Corp	1,368,409
313,156	*	Salesforce.com, Inc	23,737,225
9,731		Sapiens International Corp NV	114,631
20,630		Science Applications International Corp	1,095,247
11,070	*	Sciquest, Inc	152,987
13,463	*	Seachange International, Inc	50,217
68,059	*	ServiceNow, Inc	4,864,857
26,981	*,e	ServiceSource International LLC	108,733
15,273	*,e	Shutterstock, Inc	626,498
16,631	*	Silver Spring Networks, Inc	233,666
53,944	*	Splunk, Inc	2,804,009
7,006	*	SPS Commerce, Inc	356,816
9,872	*,e	Square, Inc	146,994
34,269		SS&C Technologies Holdings, Inc	2,095,549
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,035	*	Stamps.com, Inc	$497,043
15,730	*	Sykes Enterprises, Inc	458,529
325,766		Symantec Corp	5,422,375
16,154	*	Synchronoss Technologies, Inc	501,905
77,002	*	Synopsys, Inc	3,659,135
23,579	*	Syntel, Inc	1,002,815
24,852	*	Tableau Software, Inc	1,284,848
36,682	*	Take-Two Interactive Software, Inc	1,253,791
16,127	*,e	Tangoe, Inc	142,240
8,465	*	TechTarget, Inc	65,688
11,456	*	TeleNav, Inc	65,299
7,285		TeleTech Holdings, Inc	202,450
77,663	*	Teradata Corp	1,964,874
8,468	*	Textura Corp	223,471
44,696	*	TiVo, Inc	446,066
74,585		Total System Services, Inc	3,814,277
44,464		Travelport Worldwide Ltd	620,273
4,367	*	Travelzoo, Inc	33,320
36,630	*,e	TrueCar, Inc	250,549
6,028	*,e	TubeMogul, Inc	78,123
265,563	*	Twitter, Inc	3,882,531
15,248	*	Tyler Technologies, Inc	2,232,460
13,643	*	Ultimate Software Group, Inc	2,682,077
48,258	*,e	Unisys Corp	372,069
5,839	*	United Online, Inc	63,236
64,476	*	Vantiv, Inc	3,516,521
3,825	*,e	Varonis Systems, Inc	73,249
12,292	*,e	Vasco Data Security International	213,020
48,981	*	VeriFone Systems, Inc	1,393,999
25,427	*	Verint Systems, Inc	860,450
46,898	*,e	VeriSign, Inc	4,051,987
21,463	*,e	VirnetX Holding Corp	96,369
12,397	*	Virtusa Corp	440,589
919,323		Visa, Inc (Class A)	71,008,508
48,155	*,e	VMware, Inc (Class A)	2,740,501
15,884	*,e	WebMD Health Corp (Class A)	996,562
19,433	*	Website Pros, Inc	388,466
249,872		Western Union Co	4,997,440
16,055	*	WEX, Inc	1,517,037
9,183	*	Wix.com Ltd	227,004
47,879	*,e	Workday, Inc	3,589,967
3,075	*,e	Workiva, Inc	36,623
487,368		Xerox Corp	4,678,733
11,023	*	XO Group, Inc	194,666
9,182	*	Xura, Inc	205,585
442,431	*	Yahoo!, Inc	16,192,975
29,129	*	Yelp, Inc	611,709
22,719	*,e	Zendesk, Inc	513,449
18,892	*,e	Zillow Group, Inc	472,678
37,784	*,e	Zillow Group, Inc (Class C)	908,327
23,238	*	Zix Corp	86,678
324,452	*	Zynga, Inc	772,196
		TOTAL SOFTWARE & SERVICES	1,209,567,485
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
48,192	*,e	3D Systems Corp	$852,516
24,640		Adtran, Inc	476,045
10,358	*	Aerohive Networks, Inc	60,076
5,601	*	Agilysys, Inc	59,819
5,798		Alliance Fiber Optic Products, Inc	107,379
148,616		Amphenol Corp (Class A)	8,297,231
12,849	*	Anixter International, Inc	800,493
2,716,074		Apple, Inc	254,604,776
9,184	*,e	Applied Optoelectronics, Inc	102,861
14,184	*,e	Arista Networks, Inc	944,938
88,155	*	ARRIS International plc	2,007,289
41,766	*	Arrow Electronics, Inc	2,593,669
12,829	*	Avid Technology, Inc	71,586
59,322		Avnet, Inc	2,439,321
21,648		AVX Corp	286,187
5,631		Badger Meter, Inc	401,659
4,329		Bel Fuse, Inc (Class B)	72,121
17,889		Belden CDT, Inc	1,129,511
21,281	*	Benchmark Electronics, Inc	413,277
6,118		Black Box Corp	89,445
173,985		Brocade Communications Systems, Inc	1,671,996
15,298	*	CalAmp Corp	229,011
18,584	*	Calix, Inc	128,787
54,953		CDW Corp	2,115,690
16,366		Checkpoint Systems, Inc	165,624
52,154	*	Ciena Corp	877,752
2,422,322		Cisco Systems, Inc	66,589,632
4,709	*,e	Clearfield, Inc	87,399
36,557		Cognex Corp	1,298,870
9,960	*	Coherent, Inc	930,264
44,163	*	CommScope Holding Co, Inc	1,342,997
6,617		Comtech Telecommunications Corp	160,131
8,807	*,e	Control4 Corp	65,260
543,453		Corning, Inc	10,146,268
11,071	e	CPI Card Group, Inc	87,793
18,817	*	Cray, Inc	712,600
13,984		CTS Corp	231,715
15,342		Daktronics, Inc	133,475
41,733		Diebold, Inc	1,096,326
10,399	*	Digi International, Inc	109,917
35,138		Dolby Laboratories, Inc (Class A)	1,672,920
7,396	*	DTS, Inc	161,381
7,109	*,e	Eastman Kodak Co	84,028
20,185	*	EchoStar Corp (Class A)	825,970
7,109		Electro Rent Corp	71,161
19,017	*	Electronics for Imaging, Inc	757,637
912,188		EMC Corp	23,817,229
10,385	*	EMCORE Corp	59,194
2,188	*	ePlus, Inc	175,893
42,439	*	Extreme Networks, Inc	148,961
37,016	*	F5 Networks, Inc	3,877,426
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,362	*	Fabrinet	$555,063
7,269	*	FARO Technologies, Inc	211,092
17,295		FEI Co	1,539,601
43,394	*	Finisar Corp	714,265
18,422	*,e	Fitbit, Inc	336,201
57,796		Flir Systems, Inc	1,746,017
14,868	*	GSI Group, Inc	216,329
39,552	*,e	Harmonic, Inc	136,850
63,000		Harris Corp	5,040,630
823,657		Hewlett Packard Enterprise Co	13,722,126
828,674		HP, Inc	10,167,830
22,069	*	II-VI, Inc	460,580
13,663	*,e	Imation Corp	21,451
11,513	*	Immersion Corp	84,160
54,773	*	Infinera Corp	651,251
64,117		Ingram Micro, Inc (Class A)	2,240,889
17,922	*	Insight Enterprises, Inc	442,853
16,078		InterDigital, Inc	916,124
34,400	*,e	InvenSense, Inc	264,192
14,995	*	IPG Photonics Corp	1,299,617
23,332	*	Itron, Inc	959,412
26,439	*	Ixia	267,563
117,305		Jabil Circuit, Inc	2,036,415
194,240		Juniper Networks, Inc	4,545,216
70,718	*	Keysight Technologies, Inc	1,844,325
12,299	*	Kimball Electronics, Inc	134,551
63,962	*	Knowles Corp	855,172
5,979	*	KVH Industries, Inc	58,355
44,249		Lexmark International, Inc (Class A)	1,708,011
9,266		Littelfuse, Inc	1,079,304
19,606	*	Lumentum Holdings, Inc	496,032
13,539	*	Mercury Computer Systems, Inc	284,590
1,202	e	Mesa Laboratories, Inc	121,138
15,985		Methode Electronics, Inc	475,234
88,703		Motorola, Inc	6,669,579
6,091		MTS Systems Corp	342,436
3,946	*	Multi-Fineline Electronix, Inc	90,758
63,883		National Instruments Corp	1,761,254
72,669	*	NCR Corp	2,113,941
132,768		NetApp, Inc	3,138,636
14,600	*	Netgear, Inc	619,040
46,172	*	Netscout Systems, Inc	1,027,789
16,531	*	Newport Corp	380,048
36,848	*	Nimble Storage, Inc	271,938
16,489	*,e	Novatel Wireless, Inc	25,228
42,356	*,e	Oclaro, Inc	213,898
8,081	*	OSI Systems, Inc	411,242
38,981	*	Palo Alto Networks, Inc	5,881,063
8,151		Park Electrochemical Corp	132,943
3,831		PC Connection, Inc	91,063
24,131		Plantronics, Inc	927,837
13,718	*	Plexus Corp	572,864
55,882	*	Polycom, Inc	667,790
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,284	*,e	Pure Storage, Inc	$178,732
35,882	*	QLogic Corp	469,695
123,689	*	Quantum Corp	56,934
12,287	*	Rofin-Sinar Technologies, Inc	395,519
7,760	*	Rogers Corp	445,114
31,942	*	Ruckus Wireless, Inc	438,883
99,390		SanDisk Corp	7,467,171
34,320	*	Sanmina Corp	811,668
11,491	*	Scansource, Inc	467,454
28,040	*	ShoreTel, Inc	171,605
13,572	*,e	Silicon Graphics International Corp	60,803
20,395	*	Sonus Networks, Inc	168,463
23,473	*	Stratasys Ltd	574,384
16,994	*	Super Micro Computer, Inc	457,309
18,933	*	Synaptics, Inc	1,354,656
11,840		SYNNEX Corp	977,629
4,288	*	Systemax, Inc	38,806
22,947	*	Tech Data Corp	1,576,229
111,915	*	Trimble Navigation Ltd	2,680,364
24,970	*	TTM Technologies, Inc	162,804
13,901	e	Ubiquiti Networks, Inc	495,154
17,564	*	Universal Display Corp	1,024,157
17,984	*,e	Viasat, Inc	1,379,373
98,032	*	Viavi Solutions, Inc	638,188
55,691		Vishay Intertechnology, Inc	677,203
5,516	*	Vishay Precision Group, Inc	82,519
102,969		Western Digital Corp	4,207,828
22,239	*	Zebra Technologies Corp (Class A)	1,391,272
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	505,465,208

TELECOMMUNICATION SERVICES - 2.4%
37,114	*	8x8, Inc	420,873
2,859,063		AT&T, Inc	110,988,826
3,922		Atlantic Tele-Network, Inc	282,031
15,710	*	Boingo Wireless, Inc	120,810
273,687		CenturyTel, Inc	8,470,613
87,920	*	Cincinnati Bell, Inc	335,854
30,635	e	Cogent Communications Group, Inc	1,185,574
28,517	e	Consolidated Communications Holdings, Inc	674,142
8,375	*,e	Fairpoint Communications, Inc	111,053
526,925	e	Frontier Communications Corp	2,929,703
14,505	*	General Communication, Inc (Class A)	245,135
201,015	*,e	Globalstar, Inc	391,979
3,994	*	Hawaiian Telcom Holdco, Inc	91,982
23,799		IDT Corp (Class B)	365,077
28,808		Inteliquent, Inc	477,925
26,683	*,e	Iridium Communications, Inc	215,332
139,988	*	Level 3 Communications, Inc	7,315,773
8,919	*	Lumos Networks Corp	113,717
9,455	*,e	NTELOS Holdings Corp	87,459
25,361	*	Orbcomm, Inc	251,328
5,431	*	pdvWireless, Inc	219,304
62,261	*	SBA Communications Corp (Class A)	6,415,373
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,792		Shenandoah Telecom Co	$567,832
11,251		Spok Holdings, Inc	191,154
368,672	*,e	Sprint Corp	1,264,545
4,184	*,e	Straight Path Communications, Inc	153,134
38,769		Telephone & Data Systems, Inc	1,146,399
132,055	*	T-Mobile US, Inc	5,187,120
5,233	*	US Cellular Corp	223,135
1,929,189		Verizon Communications, Inc	98,272,888
76,451	*	Vonage Holdings Corp	357,026
73,716	e	Windstream Holdings, Inc	639,855
60,690	*	Zayo Group Holdings, Inc	1,575,512
		TOTAL TELECOMMUNICATION SERVICES	251,288,463

TRANSPORTATION - 2.1%
22,768	*	Air Transport Services Group, Inc	320,801
59,041		Alaska Air Group, Inc	4,158,258
5,558		Allegiant Travel Co	892,448
3,092		Amerco, Inc	1,088,384
302,776		American Airlines Group, Inc	10,503,299
21,971		Arkansas Best Corp	419,426
11,244	*	Atlas Air Worldwide Holdings, Inc	449,085
56,803	*	Avis Budget Group, Inc	1,425,755
10,955	*	Celadon Group, Inc	110,317
77,168		CH Robinson Worldwide, Inc	5,476,613
14,198	e	Copa Holdings S.A. (Class A)	905,122
4,833	*	Covenant Transportation Group, Inc	96,225
450,597		CSX Corp	12,287,780
376,389		Delta Air Lines, Inc	15,684,130
12,303	*	Echo Global Logistics, Inc	287,521
93,777		Expeditors International of Washington, Inc	4,652,277
127,997		FedEx Corp	21,133,585
26,126		Forward Air Corp	1,190,823
25,813	*	Genesee & Wyoming, Inc (Class A)	1,680,684
22,330	*	Hawaiian Holdings, Inc	939,423
21,551	e	Heartland Express, Inc	390,289
214,803	*	Hertz Global Holdings, Inc	1,989,076
16,757	*	Hub Group, Inc (Class A)	645,480
39,943		J.B. Hunt Transport Services, Inc	3,310,476
150,965	*	JetBlue Airways Corp	2,987,597
57,371		Kansas City Southern Industries, Inc	5,435,902
23,091	*	Kirby Corp	1,473,668
24,695		Knight Transportation, Inc	656,146
27,575		Landstar System, Inc	1,807,541
30,986		Macquarie Infrastructure Co LLC	2,181,105
9,209		Marten Transport Ltd	171,840
17,501		Matson, Inc	680,439
92,315	e	Navios Maritime Holdings, Inc	108,009
138,091		Norfolk Southern Corp	12,443,380
28,547	*	Old Dominion Freight Line	1,885,529
1,308	*	PAM Transportation Services, Inc	32,321
3,699		Park-Ohio Holdings Corp	94,140
11,295	*	Radiant Logistics, Inc	44,502
14,300	*	Roadrunner Transportation Services Holdings, Inc	169,026
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,983		Ryder System, Inc	$1,515,068
9,841	*	Saia, Inc	284,602
22,872		Skywest, Inc	537,492
308,161		Southwest Airlines Co	13,747,062
32,815	*	Spirit Airlines, Inc	1,441,563
38,046	*,e	Swift Transportation Co, Inc	632,324
420,946		Union Pacific Corp	36,719,120
176,565	*	United Continental Holdings, Inc	8,088,443
326,795		United Parcel Service, Inc (Class B)	34,336,351
2,557		Universal Truckload Services, Inc	36,463
4,109	*	USA Truck, Inc	72,811
10,159	*,e	Virgin America, Inc	565,755
17,944	e	Werner Enterprises, Inc	454,701
27,854	*	Wesco Aircraft Holdings, Inc	401,933
37,686	*,e	XPO Logistics, Inc	1,135,856
14,424	*	YRC Worldwide, Inc	132,701
		TOTAL TRANSPORTATION	220,310,667

UTILITIES - 3.4%
24,647	e	Abengoa Yield plc	444,385
297,945		AES Corp	3,325,066
67,358		AGL Resources, Inc	4,436,198
19,876		Allete, Inc	1,116,833
51,154		Alliant Energy Corp	3,607,380
109,105		Ameren Corp	5,237,040
227,242		American Electric Power Co, Inc	14,429,867
18,348		American States Water Co	764,928
79,544		American Water Works Co, Inc	5,787,621
92,579		Aqua America, Inc	2,931,051
3,086		Artesian Resources Corp	83,291
58,875	e	Atlantic Power Corp	156,608
42,841		Atmos Energy Corp	3,108,115
37,967		Avangrid, Inc	1,522,477
24,723		Avista Corp	990,651
23,102	e	Black Hills Corp	1,399,750
42,159		California Water Service Group	1,177,501
161,692	*	Calpine Corp	2,551,500
202,185		Centerpoint Energy, Inc	4,336,868
9,289		Chesapeake Utilities Corp	552,881
135,184		CMS Energy Corp	5,499,285
4,663		Connecticut Water Service, Inc	219,254
140,576		Consolidated Edison, Inc	10,486,970
6,110	e	Consolidated Water Co, Inc	84,868
271,420		Dominion Resources, Inc	19,398,387
81,221		DTE Energy Co	7,241,664
334,774		Duke Energy Corp	26,373,496
71,589	*	Dynegy, Inc	1,262,114
148,587		Edison International	10,506,587
17,179		El Paso Electric Co	774,773
27,444		Empire District Electric Co	924,040
86,712		Entergy Corp	6,519,008
148,141		Eversource Energy	8,361,078
424,471		Exelon Corp	14,894,687
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

195,719		FirstEnergy Corp	$6,378,482
5,556	e	Genie Energy Ltd	40,948
71,204		Great Plains Energy, Inc	2,223,701
43,719	*	Hawaiian Electric Industries, Inc	1,429,174
23,227		Idacorp, Inc	1,689,300
92,105		ITC Holdings Corp	4,059,067
80,055		MDU Resources Group, Inc	1,605,903
32,915		MGE Energy, Inc	1,640,813
6,217		Middlesex Water Co	227,418
34,836		National Fuel Gas Co	1,933,398
34,398		New Jersey Resources Corp	1,227,321
215,407		NextEra Energy, Inc	25,327,555
138,490		NiSource, Inc	3,145,108
17,310		Northwest Natural Gas Co	892,157
18,919		NorthWestern Corp	1,075,356
149,338		NRG Energy, Inc	2,255,004
15,511	e	NRG Yield, Inc (Class A)	234,681
33,550	e	NRG Yield, Inc (Class C)	542,839
82,512		OGE Energy Corp	2,441,530
33,943		ONE Gas, Inc	1,984,647
15,517	e	Ormat Technologies, Inc	673,438
16,775		Otter Tail Corp	485,133
67,449	e	Pattern Energy Group, Inc	1,416,429
222,626		PG&E Corp	12,956,833
42,259		Piedmont Natural Gas Co, Inc	2,527,088
58,352		Pinnacle West Capital Corp	4,239,273
37,981		PNM Resources, Inc	1,203,238
40,439		Portland General Electric Co	1,606,237
307,416		PPL Corp	11,571,138
229,425		Public Service Enterprise Group, Inc	10,583,375
98,551		Questar Corp	2,470,674
64,521		SCANA Corp	4,431,948
111,883		Sempra Energy	11,563,108
6,635		SJW Corp	228,310
27,630		South Jersey Industries, Inc	771,153
442,451		Southern Co	22,166,795
18,799		Southwest Gas Corp	1,220,243
1,491	e	Spark Energy, Inc	38,438
17,510		Spire, Inc	1,119,940
43,911	*	Talen Energy Corp	512,002
103,598		TECO Energy, Inc	2,876,917
18,831		TerraForm Global, Inc	54,798
43,606	e	TerraForm Power, Inc	465,712
78,617		UGI Corp	3,163,548
8,987		Unitil Corp	355,166
33,919		Vectren Corp	1,656,943
10,796	*,e	Vivint Solar, Inc	36,059
143,046		WEC Energy Group, Inc	8,326,708
63,509		Westar Energy, Inc	3,277,700
20,634		WGL Holdings, Inc	1,400,842
228,971		Xcel Energy, Inc	9,165,709
5,212		York Water Co	154,536
		TOTAL UTILITIES	353,580,055
		TOTAL COMMON STOCKS	10,436,085,696
		(Cost $7,350,258,557)
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%

BANKS - 0.0%
3,026	m	Enterprise Bancorp, Inc	$353
		TOTAL BANKS	353

DIVERSIFIED FINANCIALS - 0.0%
267	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

ENERGY - 0.0%
7,432	m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
874	e	Asterias Biotherapeutics, Inc	525
1,296	m	Forest Laboratories, Inc CVR	1,231
1,988	m	Omthera Pharmaceuticals, Inc	1,193
12,340	e,m	Trius Therapeutics, Inc	1,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,553

SOFTWARE & SERVICES - 0.0%
3,514	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
19,784	m	Leap Wireless International, Inc	49,856
		TOTAL TELECOMMUNICATION SERVICES	49,856

		TOTAL RIGHTS / WARRANTS	54,762
		(Cost $50,443)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.0%

GOVERNMENT AGENCY DEBT - 0.7%
$28,850,000	d	Federal Home Loan Bank (FHLB)	0.270%	06/17/16	28,839,499
40,000,000		Federal National Mortgage Association (FNMA)	0.140	05/02/16	40,000,000
		TOTAL GOVERNMENT AGENCY DEBT			68,839,499

TREASURY DEBT - 0.2%
14,450,000		United States Treasury Bill	0.161	05/05/16	14,449,812
10,800,000		United States Treasury Bill	0.203	05/12/16	10,799,546
		TOTAL TREASURY DEBT			25,249,358

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.1%
326,509,105	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			326,509,105
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			326,509,105
184

TIAA-CREF FUNDS - Equity Index Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$420,597,962
(Cost $420,597,853)

TOTAL INVESTMENTS - 103.5%	10,856,738,420
(Cost $7,770,906,853)
OTHER ASSETS & LIABILITIES, NET - (3.5)%	(366,590,599)
NET ASSETS - 100.0%	$10,490,147,821

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $316,756,454.
m	Indicates a security that has been deemed illiquid.
185

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.8%
60,915		BorgWarner, Inc	$2,188,067
77,321		Delphi Automotive plc	5,693,145
42,306		Gentex Corp	678,588
28,087		Harley-Davidson, Inc	1,343,401
36,448		Johnson Controls, Inc	1,508,947
15,684		Lear Corp	1,805,699
26,364	*,e	Tesla Motors, Inc	6,347,397
11,899		Thor Industries, Inc	761,774
10,292		Visteon Corp	819,964
		TOTAL AUTOMOBILES & COMPONENTS	21,146,982

BANKS - 0.1%
12,320	*	Signature Bank	1,698,066
8,870	*	SVB Financial Group	924,963
		TOTAL BANKS	2,623,029

CAPITAL GOODS - 6.9%
171,852		3M Co	28,764,588
20,710		A.O. Smith Corp	1,599,226
11,746		Acuity Brands, Inc	2,864,732
4,538	*	Aecom Technology Corp	147,440
1,279		Air Lease Corp	38,984
25,223		Allegion plc	1,650,845
24,881		Allison Transmission Holdings, Inc	716,822
65,103		Ametek, Inc	3,130,803
3,680	*	Armstrong Flooring, Inc	53,581
7,361	*	Armstrong World Industries, Inc	300,402
2,285	*	Babcock & Wilcox Enterprises, Inc	52,212
28,031		BE Aerospace, Inc	1,363,148
175,980		Boeing Co	23,722,104
5,450		BWX Technologies, Inc	181,976
3,880		Carlisle Cos, Inc	395,372
29,981		Caterpillar, Inc	2,330,123
35,100		Cummins, Inc	4,107,753
30,094		Danaher Corp	2,911,595
15,267	e	Deere & Co	1,284,107
31,627		Donaldson Co, Inc	1,033,570
124,305		Emerson Electric Co	6,790,782
79,488	e	Fastenal Co	3,719,244
16,997		Flowserve Corp	829,624
14,741		Fortune Brands Home & Security, Inc	816,799
23,253		General Dynamics Corp	3,267,512
15,971		Graco, Inc	1,251,967
46,653	*	HD Supply Holdings, Inc	1,599,265
25,444		Hexcel Corp	1,151,850
186

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

209,854		Honeywell International, Inc	$23,980,016
1,775		Hubbell, Inc	187,724
13,103		Huntington Ingalls	1,896,921
18,757		IDEX Corp	1,536,198
79,757		Illinois Tool Works, Inc	8,336,202
4,847		Ingersoll-Rand plc	317,672
10,745		Lennox International, Inc	1,450,038
17,757		Lincoln Electric Holdings, Inc	1,112,831
52,595		Lockheed Martin Corp	12,222,026
93,047		Masco Corp	2,857,473
15,160	*	Middleby Corp	1,662,142
4,407		MSC Industrial Direct Co (Class A)	341,543
15,072		Nordson Corp	1,156,475
15,673		Northrop Grumman Corp	3,232,713
86,578		Paccar, Inc	5,100,310
16,141		Parker Hannifin Corp	1,872,679
7,972	*	Quanta Services, Inc	189,096
591		Regal-Beloit Corp	38,072
36,264		Rockwell Automation, Inc	4,114,876
35,681		Rockwell Collins, Inc	3,146,707
10,081		Roper Industries, Inc	1,775,163
15,576		Snap-On, Inc	2,480,945
16,110	*,e	SolarCity Corp	488,455
32,951	*	Spirit Aerosystems Holdings, Inc (Class A)	1,553,640
3,910		Stanley Works	437,607
16,387		Textron, Inc	633,849
14,620		Toro Co	1,263,899
14,388		TransDigm Group, Inc	3,278,594
24,611	*	United Rentals, Inc	1,647,214
21,874		United Technologies Corp	2,282,989
25,541	*	USG Corp	689,862
334		Valmont Industries, Inc	46,887
17,356	e	W.W. Grainger, Inc	4,070,329
14,722	*	WABCO Holdings, Inc	1,651,220
7,011		Watsco, Inc	942,769
25,612		Westinghouse Air Brake Technologies Corp	2,124,003
		TOTAL CAPITAL GOODS	196,195,565

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
23,559		Cintas Corp	2,115,127
10,148	*	Clean Harbors, Inc	501,311
31,720	*	Copart, Inc	1,358,885
31,435		Covanta Holding Corp	511,133
3,629		Dun & Bradstreet Corp	400,678
30,994		Equifax, Inc	3,727,029
15,443	*	IHS, Inc (Class A)	1,902,269
12,848		KAR Auction Services, Inc	483,085
68,339		Nielsen NV	3,563,195
21,126		Pitney Bowes, Inc	443,012
28,482		R.R. Donnelley & Sons Co	495,587
37,191		Robert Half International, Inc	1,424,787
30,881		Rollins, Inc	829,772
22,883	*	Stericycle, Inc	2,186,700
187

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

6,533	*	TransUnion	$195,663
97,516		Tyco International plc	3,756,316
45,694	*	Verisk Analytics, Inc	3,544,941
10,960		Waste Management, Inc	644,338
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	28,083,828

CONSUMER DURABLES & APPAREL - 2.3%
17,533		Brunswick Corp	842,110
14,792		Carter’s, Inc	1,577,863
10,435		Coach, Inc	420,217
36,508		DR Horton, Inc	1,097,430
9,664	*	Fossil Group, Inc	391,392
24,939	*,e	GoPro, Inc	315,229
107,442		Hanesbrands, Inc	3,119,041
19,157		Harman International Industries, Inc	1,470,491
23,948		Hasbro, Inc	2,026,959
35,578	*	Kate Spade & Co	915,422
36,185		Leggett & Platt, Inc	1,783,559
961		Lennar Corp (B Shares)	34,557
17,732	e	Lennar Corp (Class A)	803,437
30,060	*,e	Lululemon Athletica, Inc	1,970,433
49,552	*	Michael Kors Holdings Ltd	2,559,856
11,670	*	Mohawk Industries, Inc	2,247,992
84,761		Newell Rubbermaid, Inc	3,860,036
365,268		Nike, Inc (Class B)	21,528,896
1,092	*	NVR, Inc	1,814,129
17,928		Polaris Industries, Inc	1,754,793
1,084		Ralph Lauren Corp	101,040
33,494	*	Skechers U.S.A., Inc (Class A)	1,106,977
16,471	*,e	Tempur-Pedic International, Inc	999,296
15,790	*	Toll Brothers, Inc	431,067
9,982	*	TopBuild Corp	311,638
12,392	e	Tupperware Corp	719,603
48,287	*	Under Armour, Inc	1,970,110
48,287	*,e	Under Armour, Inc (Class A)	2,121,731
90,419		VF Corp	5,700,918
1,926	*	Vista Outdoor, Inc	92,409
1,551		Whirlpool Corp	270,091
		TOTAL CONSUMER DURABLES & APPAREL	64,358,722

CONSUMER SERVICES - 3.5%
46,507		ARAMARK Holdings Corp	1,558,450
15,477		Brinker International, Inc	716,895
8,361	*	Chipotle Mexican Grill, Inc (Class A)	3,519,730
9,756		Choice Hotels International, Inc	494,239
6,672		Darden Restaurants, Inc	415,332
14,043		Domino’s Pizza, Inc	1,697,518
26,078		Dunkin Brands Group, Inc	1,212,627
15,964		Extended Stay America, Inc	249,837
62,906		H&R Block, Inc	1,273,217
139,692		Hilton Worldwide Holdings, Inc	3,080,209
17,634		International Game Technology plc	305,773
98,413		Las Vegas Sands Corp	4,443,347
188

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

51,920	e	Marriott International, Inc (Class A)	$3,639,073
238,066		McDonald’s Corp	30,112,968
7,853	*	MGM Resorts International	167,269
33,065	*	Norwegian Cruise Line Holdings Ltd	1,616,548
6,531	*	Panera Bread Co (Class A)	1,400,834
53,776		Service Corp International	1,434,206
27,080	*	ServiceMaster Global Holdings, Inc	1,037,706
18,806		Six Flags Entertainment Corp	1,129,300
405,137		Starbucks Corp	22,780,854
47,808		Starwood Hotels & Resorts Worldwide, Inc	3,914,519
30,409		Wyndham Worldwide Corp	2,157,518
19,250	e	Wynn Resorts Ltd	1,699,775
110,315		Yum! Brands, Inc	8,776,661
		TOTAL CONSUMER SERVICES	98,834,405

DIVERSIFIED FINANCIALS - 2.1%
14,887	*	Affiliated Managers Group, Inc	2,535,554
9,084	*	Ally Financial, Inc	161,786
45,306		American Express Co	2,964,372
38,461		Ameriprise Financial, Inc	3,688,410
8,905		Artisan Partners Asset Management, Inc	287,721
30,210		Bank of New York Mellon Corp	1,215,650
10,746		BlackRock, Inc	3,829,122
23,744		CBOE Holdings, Inc	1,471,178
218,137		Charles Schwab Corp	6,197,272
2,259	*,e	Credit Acceptance Corp	443,374
31,022		Eaton Vance Corp	1,071,190
12,127		Factset Research Systems, Inc	1,828,145
25,600		Federated Investors, Inc (Class B)	808,960
1,320		Interactive Brokers Group, Inc (Class A)	50,160
10,758		IntercontinentalExchange Group, Inc	2,582,243
16,578		Invesco Ltd	514,084
5,001	e	iShares Russell 1000 Growth Index Fund	494,349
33,106		Lazard Ltd (Class A)	1,193,471
8,951		Legg Mason, Inc	287,417
21,577	*,e	LendingClub Corp	170,458
12,636		Leucadia National Corp	210,768
22,716	e	LPL Financial Holdings, Inc	599,702
47,118		Moody’s Corp	4,510,135
6,781		Morningstar, Inc	564,179
26,823		MSCI, Inc (Class A)	2,036,939
50,961		NorthStar Asset Management Group, Inc	633,955
73,149	*	S&P Global, Inc	7,815,971
4,812	*	Santander Consumer USA Holdings, Inc	63,374
36,417		SEI Investments Co	1,750,929
113,283	*	SLM Corp	766,926
70,411		T Rowe Price Group, Inc	5,301,244
63,422		TD Ameritrade Holding Corp	1,891,878
20,776		Waddell & Reed Financial, Inc (Class A)	422,584
		TOTAL DIVERSIFIED FINANCIALS	58,363,500

ENERGY - 0.6%
125,264		Cabot Oil & Gas Corp	2,931,178
189

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,953	*,e	Continental Resources, Inc	$296,329
1,547	e	CVR Energy, Inc	37,561
12,582		EOG Resources, Inc	1,039,525
40,548	*	FMC Technologies, Inc	1,236,308
7,078		HollyFrontier Corp	251,977
10,708		Marathon Petroleum Corp	418,469
26,257	*	Memorial Resource Development Corp	343,441
4,916		Oceaneering International, Inc	180,171
25,700		Oneok, Inc	929,055
4,029	e	Range Resources Corp	177,719
1,932	e	RPC, Inc	29,212
41,379		Schlumberger Ltd	3,324,389
22,106		Targa Resources Investments, Inc	894,409
8,403	e	Teekay Corp	94,114
2,137		Tesoro Corp	170,297
204,151		Williams Cos, Inc	3,958,488
3,474		World Fuel Services Corp	162,340
		TOTAL ENERGY	16,474,982

FOOD & STAPLES RETAILING - 2.3%
119,302		Costco Wholesale Corp	17,672,205
281,595		CVS Health Corp	28,300,298
264,507		Kroger Co	9,360,903
159,093	*	Rite Aid Corp	1,280,699
41,306	*	Sprouts Farmers Market, Inc	1,159,459
48,452		Sysco Corp	2,232,184
35,059		Walgreens Boots Alliance, Inc	2,779,477
80,830		Whole Foods Market, Inc	2,350,536
		TOTAL FOOD & STAPLES RETAILING	65,135,761

FOOD, BEVERAGE & TOBACCO - 7.9%
499,084		Altria Group, Inc	31,297,558
7,382	*,e	Blue Buffalo Pet Products, Inc	182,778
7,617	e	Brown-Forman Corp	789,959
29,271		Brown-Forman Corp (Class B)	2,819,383
27,673		Campbell Soup Co	1,707,701
1,057,173		Coca-Cola Co	47,361,350
62,799		Coca-Cola Enterprises, Inc	3,295,692
16,870		ConAgra Foods, Inc	751,727
43,918		Constellation Brands, Inc (Class A)	6,853,843
51,748		Dr Pepper Snapple Group, Inc	4,704,411
40,639		Flowers Foods, Inc	778,643
159,433		General Mills, Inc	9,779,620
27,012	*	Hain Celestial Group, Inc	1,130,722
39,231		Hershey Co	3,652,799
74,778		Hormel Foods Corp	2,882,692
1,977		Ingredion, Inc	227,533
59,831		Kellogg Co	4,595,619
161,578		Kraft Heinz Co	12,614,394
33,854		McCormick & Co, Inc	3,174,828
51,281		Mead Johnson Nutrition Co	4,469,139
40,366	*	Monster Beverage Corp	5,821,585
399,813		PepsiCo, Inc	41,164,747
190

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

208,615		Philip Morris International, Inc	$20,469,304
1,543	e	Pilgrim’s Pride Corp	41,522
223,562		Reynolds American, Inc	11,088,675
4,043		Tyson Foods, Inc (Class A)	266,110
46,152	*	WhiteWave Foods Co (Class A)	1,855,772
		TOTAL FOOD, BEVERAGE & TOBACCO	223,778,106

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
16,527	*	Acadia Healthcare Co, Inc	1,044,341
22,740		Aetna Inc	2,553,020
15,010	*	Alere, Inc	585,390
21,145	*	Align Technology, Inc	1,526,457
14,142	*	Allscripts Healthcare Solutions, Inc	189,503
55,756		AmerisourceBergen Corp	4,744,836
13,727		Anthem, Inc	1,932,350
10,387	*,e	athenahealth, Inc	1,384,587
20,312		Bard (C.R.), Inc	4,309,597
90,453		Baxter International, Inc	3,999,832
55,582		Becton Dickinson & Co	8,963,153
32,231	*	Boston Scientific Corp	706,503
12,677	*	Brookdale Senior Living, Inc	234,017
79,123		Cardinal Health, Inc	6,207,991
34,155	*	Centene Corp	2,116,244
81,962	*	Cerner Corp	4,601,347
69,476		Cigna Corp	9,625,205
9,308		Cooper Cos, Inc	1,424,869
13,583	*	DaVita, Inc	1,003,784
36,815		DENTSPLY SIRONA, Inc	2,194,174
21,799	*	DexCom, Inc	1,403,420
57,977	*	Edwards Lifesciences Corp	6,157,737
50,626	*	Envision Healthcare Holdings, Inc	1,145,666
143,483	*	Express Scripts Holding Co	10,579,002
8,520	*	HCA Holdings, Inc	686,882
23,418	*	Henry Schein, Inc	3,950,617
13,494		Hill-Rom Holdings, Inc	652,435
64,613	*	Hologic, Inc	2,170,351
37,093		Humana, Inc	6,568,057
25,897	*	Idexx Laboratories, Inc	2,184,412
34,561	*	IMS Health Holdings, Inc	920,705
7,372	*,e	Inovalon Holdings, Inc	126,061
10,177	*	Intuitive Surgical, Inc	6,374,466
9,504	*	Laboratory Corp of America Holdings	1,191,041
1,409	*	LifePoint Health, Inc	95,192
62,594		McKesson Corp	10,504,525
14,029	*	MEDNAX, Inc	1,000,127
12,137		Patterson Cos, Inc	526,139
9,797	*	Premier, Inc	331,237
36,773		Resmed, Inc	2,051,933
41,507		St. Jude Medical, Inc	3,162,833
45,339		Stryker Corp	4,942,404
26,925	*	Tenet Healthcare Corp	853,253
243,503		UnitedHealth Group, Inc	32,064,475
4,595		Universal Health Services, Inc (Class B)	614,260

191

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

28,695	*	Varian Medical Systems, Inc	$2,329,460
20,811	*	VCA Antech, Inc	1,310,469
18,467	*	Veeva Systems, Inc	508,027
3,731		Zimmer Holdings, Inc	431,938
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	164,184,324

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
36,837		Church & Dwight Co, Inc	3,414,790
27,590		Clorox Co	3,455,096
214,131		Colgate-Palmolive Co	15,186,170
20,949	e	Coty, Inc	636,850
56,529		Estee Lauder Cos (Class A)	5,419,435
16,712	*,e	Herbalife Ltd	968,460
77,920		Kimberly-Clark Corp	9,754,805
3,388	e	Nu Skin Enterprises, Inc (Class A)	138,129
6,809	e	Spectrum Brands, Inc	773,502
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	39,747,237

INSURANCE - 0.7%
1,064		Amtrust Financial Services, Inc	26,441
75,436		Aon plc	7,929,832
23,723		Arthur J. Gallagher & Co	1,092,207
33,633	*	Berkshire Hathaway, Inc (Class B)	4,892,929
7,128		Erie Indemnity Co (Class A)	672,812
439	*	Markel Corp	394,709
85,249		Marsh & McLennan Cos, Inc	5,383,474
		TOTAL INSURANCE	20,392,404

MATERIALS - 3.6%
47,291		Air Products & Chemicals, Inc	6,899,284
4,115		Airgas, Inc	586,141
3,258		Aptargroup, Inc	247,608
1,453		Ashland, Inc	162,155
22,802		Avery Dennison Corp	1,655,653
28,555	*	Axalta Coating Systems Ltd	812,961
37,143		Ball Corp	2,651,267
2,953		Bemis Co, Inc	148,182
3,055		Celanese Corp (Series A)	215,989
64,421		CF Industries Holdings, Inc	2,130,402
26,243		Chemours Co	239,336
8,688	e	Compass Minerals International, Inc	651,253
15,793	*	Crown Holdings, Inc	836,397
39,253		Dow Chemical Co	2,065,100
13,308		Eagle Materials, Inc	986,389
10,229		Eastman Chemical Co	781,291
70,841		Ecolab, Inc	8,145,298
112,351		EI du Pont de Nemours & Co	7,405,054
25,952		FMC Corp	1,122,684
19,008	*	GCP Applied Technologies, Inc	420,647
48,914		Graphic Packaging Holding Co	649,578
37,602		Huntsman Corp	591,855
21,476		International Flavors & Fragrances, Inc	2,565,738
107,214		International Paper Co	4,639,150
192

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

98,587		LyondellBasell Industries AF S.C.A	$8,150,187
2,795		Martin Marietta Materials, Inc	472,998
118,674		Monsanto Co	11,117,380
2,147		NewMarket Corp	871,811
4,966	*	Owens-Illinois, Inc	91,672
25,600		Packaging Corp of America	1,660,928
7,377	*,e	Platform Specialty Products Corp	75,983
72,778		PPG Industries, Inc	8,033,963
65,850		Praxair, Inc	7,734,741
1,598		Royal Gold, Inc	100,067
34,830		RPM International, Inc	1,759,960
10,576		Scotts Miracle-Gro Co (Class A)	748,569
53,439		Sealed Air Corp	2,530,871
21,968		Sherwin-Williams Co	6,311,626
10,473		Silgan Holdings, Inc	531,400
9,616	e	Southern Copper Corp (NY)	285,307
7,627		Steel Dynamics, Inc	192,277
7,797		Tahoe Resources, Inc	110,172
21,956		Valspar Corp	2,342,486
4,526		Vulcan Materials Co	487,133
7,248		WestRock Co	303,329
19,630	*	WR Grace & Co	1,505,228
		TOTAL MATERIALS	102,027,500

MEDIA - 5.5%
16,168	*	AMC Networks, Inc	1,054,639
12,149		Cablevision Systems Corp (Class A)	405,655
123,160		CBS Corp (Class B)	6,885,876
20,426	*,e	Charter Communications, Inc	4,335,214
29,990		Cinemark Holdings, Inc	1,039,153
3,514		Clear Channel Outdoor Holdings, Inc (Class A)	17,957
609,397		Comcast Corp (Class A)	37,026,962
36,835	*	Discovery Communications, Inc (Class A)	1,005,964
63,325	*	Discovery Communications, Inc (Class C)	1,695,843
38,554	*	DISH Network Corp (Class A)	1,900,327
107,845		Interpublic Group of Cos, Inc	2,473,964
24,469	e	Lions Gate Entertainment Corp	543,212
41,408	*	Live Nation, Inc	889,444
5,989	*	Madison Square Garden Co	940,153
16,225	*	MSG Networks, Inc	277,285
66,762		Omnicom Group, Inc	5,539,243
25,272	e	Regal Entertainment Group (Class A)	526,921
24,281		Scripps Networks Interactive (Class A)	1,513,920
572,689	*,e	Sirius XM Holdings, Inc	2,262,122
24,962	*	Starz-Liberty Capital	679,216
76,271		Time Warner Cable, Inc	16,177,842
113,579		Time Warner, Inc	8,534,326
202,903		Twenty-First Century Fox, Inc	6,139,845
85,650		Twenty-First Century Fox, Inc (Class B)	2,579,778
2,643		Viacom, Inc	116,107
92,436		Viacom, Inc (Class B)	3,780,632
459,507		Walt Disney Co	47,448,693
		TOTAL MEDIA	155,790,293
193

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
446,140		AbbVie, Inc	$27,214,540
6,943	*,e	Agios Pharmaceuticals, Inc	339,860
22,041	*,e	Akorn, Inc	560,943
58,144	*	Alexion Pharmaceuticals, Inc	8,098,296
32,894	*	Alkermes plc	1,307,536
47,768	*	Allergan plc	10,344,638
16,053	*	Alnylam Pharmaceuticals, Inc	1,076,193
206,152		Amgen, Inc	32,633,862
93,159		Baxalta, Inc	3,908,020
60,434	*	Biogen Idec, Inc	16,618,746
42,748	*	BioMarin Pharmaceutical, Inc	3,619,901
5,672		Bio-Techne Corp	528,517
9,903	*,e	Bluebird Bio, Inc	439,198
451,911		Bristol-Myers Squibb Co	32,618,936
31,463		Bruker BioSciences Corp	890,403
214,925	*	Celgene Corp	22,225,394
12,743	*	Charles River Laboratories International, Inc	1,010,138
263,644		Eli Lilly & Co	19,913,031
22,958	*	Endo International plc	619,866
368,802		Gilead Sciences, Inc	32,532,024
38,746	*	Illumina, Inc	5,230,322
42,092	*	Incyte Corp	3,041,989
4,222	*,e	Intercept Pharmaceuticals, Inc	636,424
12,876	*,e	Intrexon Corp	344,175
31,544	*	Ionis Pharmaceuticals, Inc	1,292,358
16,388	*	Jazz Pharmaceuticals plc	2,469,672
97,860		Johnson & Johnson	10,968,149
2,863	*,e	Juno Therapeutics, Inc	120,504
12,621	*	Mallinckrodt plc	789,065
42,413	*	Medivation, Inc	2,451,471
89,150		Merck & Co, Inc	4,888,986
7,827	*	Mettler-Toledo International, Inc	2,801,675
95,011	*	Mylan NV	3,962,909
81,841	*,e	Opko Health, Inc	879,791
3,987		PerkinElmer, Inc	201,024
7,058		Perrigo Co plc	682,297
7,215	*,e	Puma Biotechnology, Inc	221,428
21,016	*	Quintiles Transnational Holdings, Inc	1,451,575
21,067	*	Regeneron Pharmaceuticals, Inc	7,936,150
27,860	*,e	Seattle Genetics, Inc	988,473
35,527		Thermo Electron Corp	5,124,770
12,435	*	United Therapeutics Corp	1,308,162
65,637	*	Vertex Pharmaceuticals, Inc	5,535,825
4,751	*	VWR Corp	126,567
22,013	*	Waters Corp	2,865,212
134,675		Zoetis Inc	6,333,765
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	289,152,780

REAL ESTATE - 2.8%
115,410		American Tower Corp	12,104,201
36,564		Boston Properties, Inc	4,711,637
194

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

78,861	*	CBRE Group, Inc	$2,336,652
4,020		Columbia Property Trust, Inc	89,646
88,851		Crown Castle International Corp	7,719,375
21,810		Digital Realty Trust, Inc	1,918,844
13,685		Empire State Realty Trust, Inc	253,309
18,323		Equinix, Inc	6,053,003
21,401		Equity Lifestyle Properties, Inc	1,465,755
33,072		Extra Space Storage, Inc	2,809,466
19,025		Federal Realty Investment Trust	2,893,322
3,039		Four Corners Property Trust, Inc	53,942
18,719		Gaming and Leisure Properties, Inc	613,796
2,869		Healthcare Trust of America, Inc	82,885
4,387	*	Howard Hughes Corp	461,381
27,621		Iron Mountain, Inc	1,008,995
8,449		Jones Lang LaSalle, Inc	973,071
21,298		Lamar Advertising Co	1,321,328
12,960		Omega Healthcare Investors, Inc	437,659
7,223		Post Properties, Inc	414,311
36,215		Public Storage, Inc	8,865,794
14,371	*	Realogy Holdings Corp	513,620
84,355		Simon Property Group, Inc	16,969,695
24,961		Tanger Factory Outlet Centers, Inc	875,632
6,404		Taubman Centers, Inc	444,758
42,190		Welltower, Inc	2,928,830
42,970		Weyerhaeuser Co	1,380,196
		TOTAL REAL ESTATE	79,701,103

RETAILING - 9.3%
2,678		Aaron’s, Inc	70,190
19,567		Advance Auto Parts, Inc	3,054,409
102,858	*	Amazon.com, Inc	67,844,108
18,756	*	Autonation, Inc	949,991
8,505	*	AutoZone, Inc	6,508,281
43,238	*	Bed Bath & Beyond, Inc	2,041,698
1,109	*	Cabela’s, Inc	57,834
52,337	*,e	Carmax, Inc	2,771,244
17,227		CST Brands, Inc	650,664
16,381		Dick’s Sporting Goods, Inc	759,096
583		Dillard’s, Inc (Class A)	41,072
77,344		Dollar General Corp	6,335,247
62,117	*	Dollar Tree, Inc	4,951,346
1,588		DSW, Inc (Class A)	39,017
28,048		Expedia, Inc	3,247,117
33,229		Foot Locker, Inc	2,041,590
60,656	e	Gap, Inc	1,406,006
37,708		Genuine Parts Co	3,618,837
20,817		GNC Holdings, Inc	507,102
120,431	*	Groupon, Inc	435,960
350,378		Home Depot, Inc	46,912,111
66,010		L Brands, Inc	5,167,923
57,966	*	Liberty Interactive Corp	1,518,709
37,171	*	Liberty Ventures	1,486,840
83,188	*	LKQ Corp	2,666,175
195

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

243,650		Lowe’s Companies, Inc	$18,522,273
60,610		Macy’s, Inc	2,399,550
16,869	*	Michaels Cos, Inc	479,586
422	*	Murphy USA, Inc	24,231
114,534	*	NetFlix, Inc	10,311,496
36,714	e	Nordstrom, Inc	1,877,187
26,779	*	Office Depot, Inc	157,461
27,183	*	O’Reilly Automotive, Inc	7,140,430
4,004		Penske Auto Group, Inc	156,677
13,950	*	Priceline.com, Inc	18,744,057
111,666		Ross Stores, Inc	6,340,395
39,342	*	Sally Beauty Holdings, Inc	1,235,339
296	*,e	Sears Holdings Corp	4,847
21,614		Signet Jewelers Ltd	2,346,416
13,667		Target Corp	1,086,527
22,624		Tiffany & Co	1,614,222
183,334		TJX Companies, Inc	13,900,384
36,744		Tractor Supply Co	3,478,187
30,221	*	TripAdvisor, Inc	1,951,974
17,352	*	Ulta Salon Cosmetics & Fragrance, Inc	3,614,075
23,474	*	Urban Outfitters, Inc	711,732
24,729	e	Williams-Sonoma, Inc	1,453,571
		TOTAL RETAILING	262,633,184

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
78,302		Analog Devices, Inc	4,409,969
181,749		Applied Materials, Inc	3,720,402
71,724		Broadcom Ltd	10,453,773
88,673		Intel Corp	2,685,018
42,937		Kla-Tencor Corp	3,003,014
30,202		Lam Research Corp	2,307,433
65,735		Linear Technology Corp	2,923,893
26,258		Maxim Integrated Products, Inc	937,936
57,917	e	Microchip Technology, Inc	2,814,187
26,576	*	Micron Technology, Inc	285,692
110,518	*	ON Semiconductor Corp	1,046,605
37,935	*	Qorvo, Inc	1,708,213
61,747		Qualcomm, Inc	3,119,458
51,635		Skyworks Solutions, Inc	3,450,251
1,653	*,e	SunPower Corp	33,291
280,034		Texas Instruments, Inc	15,973,139
16,658		Xilinx, Inc	717,627
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	59,589,901

SOFTWARE & SERVICES - 18.9%
170,812		Accenture plc	19,288,091
135,015	*	Adobe Systems, Inc	12,721,113
49,481	*	Akamai Technologies, Inc	2,523,036
16,599	*	Alliance Data Systems Corp	3,374,743
78,004	*	Alphabet, Inc (Class A)	55,217,472
79,372	*	Alphabet, Inc (Class C)	55,005,590
5,683	*	Ansys, Inc	515,846
4,297	*,e	Atlassian Corp plc	99,562
196

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

44,632	*	Autodesk, Inc	$2,669,886
102,835		Automatic Data Processing, Inc	9,094,727
4,676	*,e	Black Knight Financial Services, Inc	149,539
25,341		Booz Allen Hamilton Holding Co	698,651
31,040		Broadridge Financial Solutions, Inc	1,857,434
75,754	*	Cadence Design Systems, Inc	1,756,735
43,537		CDK Global, Inc	2,071,055
43,172	*	Citrix Systems, Inc	3,533,197
163,732	*	Cognizant Technology Solutions Corp (Class A)	9,557,037
8,775	*	CoStar Group, Inc	1,731,395
7,027		DST Systems, Inc	848,018
310,454	*	eBay, Inc	7,584,391
84,169	*	Electronic Arts, Inc	5,205,853
584,900	*	Facebook, Inc	68,772,542
32,973		Fidelity National Information Services, Inc	2,169,623
36,131	*	FireEye, Inc	626,873
10,688	*	First American Corp	379,210
36,681	*	First Data Corp	417,797
61,277	*	Fiserv, Inc	5,987,988
24,395	*	FleetCor Technologies, Inc	3,773,419
37,521	*	Fortinet, Inc	1,219,808
21,755	*	Gartner, Inc	1,896,383
41,751	*	Genpact Ltd	1,164,435
41,854		Global Payments, Inc	3,021,022
6,297	*	GoDaddy, Inc	191,240
21,627		IAC/InterActiveCorp	1,002,195
136,880		International Business Machines Corp	19,976,267
70,365		Intuit, Inc	7,099,125
23,452		Jack Henry & Associates, Inc	1,900,316
1,368		Leidos Holdings, Inc	67,866
29,518	*	LinkedIn Corp	3,698,901
269,427		Mastercard, Inc (Class A)	26,131,725
8,101	*,e	Match Group, Inc	92,351
1,240,807		Microsoft Corp	61,879,045
10,281	*,e	NetSuite, Inc	833,172
512,626		Oracle Corp	20,433,272
60,201	*,e	Pandora Media, Inc	597,796
79,049		Paychex, Inc	4,120,034
327,932	*	PayPal Holdings, Inc	12,848,376
29,627	*	PTC, Inc	1,080,200
31,132	*,e	Rackspace Hosting, Inc	711,989
50,426	*	Red Hat, Inc	3,699,756
29,100		Sabre Corp	842,445
176,989	*	Salesforce.com, Inc	13,415,766
41,123	*	ServiceNow, Inc	2,939,472
34,576	*	Splunk, Inc	1,797,260
7,363	*,e	Square, Inc	109,635
18,638		SS&C Technologies Holdings, Inc	1,139,714
5,604	*	Synopsys, Inc	266,302
13,087	*	Tableau Software, Inc	676,598
27,846	*	Teradata Corp	704,504
44,534		Total System Services, Inc	2,277,469
150,677	*	Twitter, Inc	2,202,898
197

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,432	*	Ultimate Software Group, Inc	$1,461,057
38,623	*	Vantiv, Inc	2,106,498
30,611	*	VeriFone Systems, Inc	871,189
27,839	*,e	VeriSign, Inc	2,405,290
527,622		Visa, Inc (Class A)	40,753,523
21,525	*,e	VMware, Inc (Class A)	1,224,988
146,520		Western Union Co	2,930,400
9,834	*	WEX, Inc	929,215
28,577	*,e	Workday, Inc	2,142,703
17,550	*	Yelp, Inc	368,550
6,920	*,e	Zillow Group, Inc	173,138
13,410	*,e	Zillow Group, Inc (Class C)	322,376
		TOTAL SOFTWARE & SERVICES	533,357,087

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
12,916	*	3D Systems Corp	228,484
82,128		Amphenol Corp (Class A)	4,585,206
1,556,190	d	Apple, Inc	145,877,250
9,065	*,e	Arista Networks, Inc	603,910
18,157	*	ARRIS International plc	413,435
34,533		CDW Corp	1,329,521
23,448		Cognex Corp	833,108
13,587	*	CommScope Holding Co, Inc	413,181
44,611		EMC Corp	1,164,793
19,684	*	F5 Networks, Inc	2,061,899
7,657	*,e	Fitbit, Inc	139,740
23,382		Flir Systems, Inc	706,370
5,539		Harris Corp	443,175
6,252		Ingram Micro, Inc (Class A)	218,507
9,050	*	IPG Photonics Corp	784,364
12,007		Jabil Circuit, Inc	208,442
18,906		Juniper Networks, Inc	442,400
37,495	*	Keysight Technologies, Inc	977,870
47,090		Motorola, Inc	3,540,697
6,651		National Instruments Corp	183,368
23,776		NetApp, Inc	562,065
21,251	*	Palo Alto Networks, Inc	3,206,138
3,923	*	Trimble Navigation Ltd	93,956
13,506	*	Zebra Technologies Corp (Class A)	844,935
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	169,862,814

TELECOMMUNICATION SERVICES - 2.3%
241,631		AT&T, Inc	9,380,115
9,075	*	Level 3 Communications, Inc	474,260
17,168	*	SBA Communications Corp (Class A)	1,768,991
1,021,563		Verizon Communications, Inc	52,038,419
33,002	*	Zayo Group Holdings, Inc	856,732
		TOTAL TELECOMMUNICATION SERVICES	64,518,517

TRANSPORTATION - 3.1%
35,201		Alaska Air Group, Inc	2,479,207
902		Amerco, Inc	317,504
169,994		American Airlines Group, Inc	5,897,092
198

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

27,557	*	Avis Budget Group, Inc	$691,681
38,519		CH Robinson Worldwide, Inc	2,733,693
67,995		CSX Corp	1,854,224
209,086		Delta Air Lines, Inc	8,712,614
54,574		Expeditors International of Washington, Inc	2,707,416
26,984		FedEx Corp	4,455,328
5,692	*	Genesee & Wyoming, Inc (Class A)	370,606
104,513	*	Hertz Global Holdings, Inc	967,790
24,278		J.B. Hunt Transport Services, Inc	2,012,161
31,241	*	JetBlue Airways Corp	618,259
11,536		Landstar System, Inc	756,185
18,793	*	Old Dominion Freight Line	1,241,278
179,999		Southwest Airlines Co	8,029,755
19,856	*	Spirit Airlines, Inc	872,274
235,974		Union Pacific Corp	20,584,012
97,147	*	United Continental Holdings, Inc	4,450,304
188,458		United Parcel Service, Inc (Class B)	19,801,282
		TOTAL TRANSPORTATION	89,552,665

UTILITIES - 0.1%
11,718	*	Calpine Corp	184,910
7,510		Dominion Resources, Inc	536,740
14,715		ITC Holdings Corp	648,490
1,785	e	TerraForm Power, Inc	19,064
		TOTAL UTILITIES	1,389,204

		TOTAL COMMON STOCKS	2,806,893,893
		(Cost $2,179,062,903)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 0.5%
$14,250,000	d	Federal National Mortgage Association (FNMA)	0.140%	05/02/16	14,250,000
		TOTAL GOVERNMENT AGENCY DEBT			14,250,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
59,935,343	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			59,935,343
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			59,935,343

		TOTAL SHORT-TERM INVESTMENTS			74,185,343
		(Cost $74,185,288)

		TOTAL INVESTMENTS – 101.9%			2,881,079,236
		(Cost $2,253,248,191)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(55,251,046)
		NET ASSETS - 100.0%			$2,825,828,190
199

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $58,081,760.
200

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.4%
1,556,668		Ford Motor Co	$21,108,418
640,311		General Motors Co	20,361,890
57,756		Gentex Corp	926,406
107,185		Goodyear Tire & Rubber Co	3,105,149
34,379		Harley-Davidson, Inc	1,644,348
202,968		Johnson Controls, Inc	8,402,875
7,835		Lear Corp	902,044
		TOTAL AUTOMOBILES & COMPONENTS	56,451,130

BANKS - 10.8%
58,578		Associated Banc-Corp	1,068,463
4,183,284		Bank of America Corp	60,908,615
18,252		Bank of Hawaii Corp	1,248,619
41,632		BankUnited	1,436,304
322,023		BB&T Corp	11,393,174
11,528	e	BOK Financial Corp	693,755
69,400		CIT Group, Inc	2,399,158
1,209,136		Citigroup, Inc	55,958,814
125,182		Citizens Financial Group, Inc	2,860,409
69,713		Comerica, Inc	3,095,257
34,565		Commerce Bancshares, Inc	1,618,333
21,593	e	Cullen/Frost Bankers, Inc	1,381,736
57,665		East West Bancorp, Inc	2,161,861
323,070		Fifth Third Bancorp	5,915,412
92,715		First Horizon National Corp	1,305,427
142,212		First Niagara Financial Group, Inc	1,501,759
56,852		First Republic Bank	3,997,833
321,641		Huntington Bancshares, Inc	3,235,708
1,481,542		JPMorgan Chase & Co	93,633,454
338,873		Keycorp	4,164,749
63,996		M&T Bank Corp	7,572,007
194,996		New York Community Bancorp, Inc	2,930,790
44,187		PacWest Bancorp	1,766,596
123,923	e	People’s United Financial, Inc	1,920,806
206,712		PNC Financial Services Group, Inc	18,145,179
39,940		Popular, Inc	1,187,017
529,981		Regions Financial Corp	4,971,222
1,688	*	Signature Bank	232,657
206,223		SunTrust Banks, Inc	8,607,748
7,580	*	SVB Financial Group	790,442
50,727		Synovus Financial Corp	1,580,653
66,843		TCF Financial Corp	911,738
27,284		TFS Financial Corp	488,384
669,421		US Bancorp	28,577,583
1,859,908		Wells Fargo & Co	92,958,202
201

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

80,105		Zions Bancorporation	$2,204,490
		TOTAL BANKS	434,824,354

CAPITAL GOODS - 8.4%
51,749	*	Aecom Technology Corp	1,681,325
29,001		AGCO Corp	1,550,684
39,468		Air Lease Corp	1,202,985
33,492		Allison Transmission Holdings, Inc	964,905
2,979	*	Armstrong Flooring, Inc	43,374
5,958	*	Armstrong World Industries, Inc	243,146
17,129	*	Babcock & Wilcox Enterprises, Inc	391,398
35,051		BWX Technologies, Inc	1,170,353
20,028		Carlisle Cos, Inc	2,040,853
198,952		Caterpillar, Inc	15,462,549
39,916		Chicago Bridge & Iron Co NV	1,606,619
40,777	*	Colfax Corp	1,322,398
18,950		Crane Co	1,053,052
17,594		Cummins, Inc	2,059,026
192,454		Danaher Corp	18,619,925
103,535	e	Deere & Co	8,708,329
5,852		Donaldson Co, Inc	191,243
63,176		Dover Corp	4,150,663
186,208		Eaton Corp	11,781,380
82,520		Emerson Electric Co	4,508,068
28,482		Flowserve Corp	1,390,206
54,572		Fluor Corp	2,982,906
41,227		Fortune Brands Home & Security, Inc	2,284,388
17,064	e	GATX Corp	783,920
76,244		General Dynamics Corp	10,713,807
3,754,200		General Electric Co	115,441,650
20,120		Hubbell, Inc	2,127,891
2,808		IDEX Corp	229,975
97,456		Ingersoll-Rand plc	6,387,266
34,770		ITT Corp	1,334,125
50,142	*	Jacobs Engineering Group, Inc	2,235,330
40,117	e	Joy Global, Inc	854,492
57,887		KBR, Inc	900,722
31,459		Kennametal, Inc	735,511
30,799		L-3 Communications Holdings, Inc	4,050,992
2,692		Lincoln Electric Holdings, Inc	168,708
30,440		Lockheed Martin Corp	7,073,647
53,818	e	Manitowoc Co, Inc	306,763
57,030	*,e	Manitowoc Foodservice, Inc	856,020
12,922		MSC Industrial Direct Co (Class A)	1,001,455
50,628		Northrop Grumman Corp	10,442,531
42,108	*,e	NOW, Inc	760,471
24,338		Orbital ATK, Inc	2,117,406
29,465	e	Oshkosh Truck Corp	1,439,365
47,254		Owens Corning, Inc	2,176,992
13,642		Paccar, Inc	803,650
29,895		Parker Hannifin Corp	3,468,418
71,658		Pentair plc	4,161,897
50,367	*	Quanta Services, Inc	1,194,705
202

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

122,082		Raytheon Co	$15,425,061
16,373		Regal-Beloit Corp	1,054,749
24,780		Roper Industries, Inc	4,363,510
4,843	*	Spirit Aerosystems Holdings, Inc (Class A)	228,347
17,433		SPX Corp	280,671
16,934	*	SPX FLOW, Inc	507,343
56,059		Stanley Works	6,274,123
41,742		Terex Corp	997,216
84,903		Textron, Inc	3,284,048
30,428		Timken Co	1,084,150
63,667		Trinity Industries, Inc	1,242,143
20,370		Triumph Group, Inc	736,987
303,456		United Technologies Corp	31,671,703
9,030		Valmont Industries, Inc	1,267,631
17,474	*,e	WESCO International, Inc	1,027,296
71,097		Xylem, Inc	2,970,433
		TOTAL CAPITAL GOODS	339,592,895

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
68,377		ADT Corp	2,870,467
7,453	*	Clean Harbors, Inc	368,178
9,852		Dun & Bradstreet Corp	1,087,759
3,707	*	IHS, Inc (Class A)	456,628
37,591		KAR Auction Services, Inc	1,413,422
29,207		Manpower, Inc	2,249,815
45,422		Nielsen NV	2,368,303
47,944		Pitney Bowes, Inc	1,005,386
39,523		R.R. Donnelley & Sons Co	687,700
96,219		Republic Services, Inc	4,529,028
2,500	*	TransUnion	74,875
20,751		Tyco International plc	799,329
49,348		Waste Connections, Inc	3,320,134
167,779		Waste Management, Inc	9,863,727
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	31,094,751

CONSUMER DURABLES & APPAREL - 0.9%
9,124		Brunswick Corp	438,226
94,849		Coach, Inc	3,819,569
76,502		DR Horton, Inc	2,299,650
4,273	*	Fossil Group, Inc	173,056
46,920	*	Garmin Ltd	2,000,200
8,503		Hasbro, Inc	719,694
2,443		Lennar Corp (B Shares)	87,850
41,553	e	Lennar Corp (Class A)	1,882,766
134,786		Mattel, Inc	4,190,497
7,377	*	Mohawk Industries, Inc	1,421,031
53,004		Newell Rubbermaid, Inc	2,413,782
32,897		Phillips-Van Heusen Corp	3,144,953
146,545		Pulte Homes, Inc	2,694,963
22,603		Ralph Lauren Corp	2,106,826
45,836	*	Toll Brothers, Inc	1,251,323
841	e	Tupperware Corp	48,837
22,418	*	Vista Outdoor, Inc	1,075,616
203

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

28,815		Whirlpool Corp	$5,017,844
		TOTAL CONSUMER DURABLES & APPAREL	34,786,683

CONSUMER SERVICES - 0.6%
5,755		ARAMARK Holdings Corp	192,850
160,752		Carnival Corp	7,884,886
40,026		Darden Restaurants, Inc	2,491,618
1,418		Graham Holdings Co	675,734
6,547		H&R Block, Inc	132,511
12,924	*	Hyatt Hotels Corp	618,801
10,893		International Game Technology plc	188,885
164,240	*	MGM Resorts International	3,498,312
4,003	*	Norwegian Cruise Line Holdings Ltd	195,707
68,680		Royal Caribbean Cruises Ltd	5,315,832
80,887		Wendy’s	878,433
4,095	e	Wynn Resorts Ltd	361,588
		TOTAL CONSUMER SERVICES	22,435,157

DIVERSIFIED FINANCIALS - 5.1%
177,577	*	Ally Financial, Inc	3,162,646
263,615		American Express Co	17,248,329
11,349		Ameriprise Financial, Inc	1,088,369
400,184		Bank of New York Mellon Corp	16,103,404
34,160		BlackRock, Inc	12,172,233
207,068		Capital One Financial Corp	14,989,653
134,081		Charles Schwab Corp	3,809,241
128,355		CME Group, Inc	11,797,108
165,163		Discover Financial Services	9,293,722
114,183	*	E*TRADE Financial Corp	2,875,128
154,338		Franklin Resources, Inc	5,762,981
172,142		Goldman Sachs Group, Inc	28,250,224
20,687		Interactive Brokers Group, Inc (Class A)	786,106
29,998		IntercontinentalExchange Group, Inc	7,200,420
149,521		Invesco Ltd	4,636,646
87,000	e	iShares Russell 1000 Value Index Fund	8,777,430
25,893		Legg Mason, Inc	831,424
111,360		Leucadia National Corp	1,857,485
610,507		Morgan Stanley	16,520,320
46,012		NASDAQ OMX Group, Inc	2,839,401
138,623		Navient Corp	1,894,976
92,936		Northern Trust Corp	6,605,891
21,469	*,e	OneMain Holdings, Inc	683,144
50,648		Raymond James Financial, Inc	2,642,306
36,593	*	Santander Consumer USA Holdings, Inc	481,930
16,833	*	SLM Corp	113,959
164,927		State Street Corp	10,274,952
332,235	*	Synchrony Financial	10,156,424
16,057		TD Ameritrade Holding Corp	478,980
84,843		Voya Financial, Inc	2,754,852
2,335		Waddell & Reed Financial, Inc (Class A)	47,494
		TOTAL DIVERSIFIED FINANCIALS	206,137,178
204

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

ENERGY - 13.6%
202,458		Anadarko Petroleum Corp	$10,681,684
28,295	*	Antero Resources Corp	800,748
150,487		Apache Corp	8,186,493
172,673		Baker Hughes, Inc	8,350,466
94,187	*	Cheniere Energy, Inc	3,661,991
237,406	e	Chesapeake Energy Corp	1,630,979
750,800		Chevron Corp	76,716,744
37,301		Cimarex Energy Co	4,061,333
146,249	*	Cobalt International Energy, Inc	472,384
158,084		Columbia Pipeline Group, Inc	4,050,112
51,485	*	Concho Resources, Inc	5,981,012
492,848		ConocoPhillips	23,553,206
90,987	e	Consol Energy, Inc	1,369,354
22,928	*	Continental Resources, Inc	854,297
3,587	e	CVR Energy, Inc	87,092
155,410	e	Denbury Resources, Inc	599,883
190,568	*	Devon Energy Corp	6,608,898
24,324	e	Diamond Offshore Drilling, Inc	590,100
28,654	*	Diamondback Energy, Inc	2,480,863
15,297	*	Dril-Quip, Inc	991,552
36,901		Energen Corp	1,567,923
120,100		Ensco plc	1,436,396
200,702		EOG Resources, Inc	16,581,999
14,070	*	EP Energy Corp	69,084
60,646		EQT Corp	4,251,285
1,668,933	d	Exxon Mobil Corp	147,533,677
31,838	*	FMC Technologies, Inc	970,741
13,017	e	Frank’s International NV	216,733
37,487		Golar LNG Ltd	621,534
50,349	*	Gulfport Energy Corp	1,575,924
339,394		Halliburton Co	14,020,366
38,338	e	Helmerich & Payne, Inc	2,534,909
110,113		Hess Corp	6,564,937
60,977		HollyFrontier Corp	2,170,781
714,792		Kinder Morgan, Inc	12,694,706
59,620	*	Kosmos Energy LLC	386,338
50,144	*,e	Laredo Petroleum Holdings, Inc	610,754
339,450		Marathon Oil Corp	4,782,850
200,620		Marathon Petroleum Corp	7,840,230
69,590	e	Murphy Oil Corp	2,487,147
114,880		Nabors Industries Ltd	1,125,824
153,790		National Oilwell Varco, Inc	5,542,592
78,280	*	Newfield Exploration Co	2,837,650
96,102	e	Noble Corp plc	1,079,225
171,120		Noble Energy, Inc	6,179,143
307,046		Occidental Petroleum Corp	23,535,076
31,575		Oceaneering International, Inc	1,157,224
45,735		Oneok, Inc	1,653,320
56,919		Patterson-UTI Energy, Inc	1,124,150
39,192		PBF Energy, Inc	1,261,199
216,595		Phillips 66	17,784,615
64,439		Pioneer Natural Resources Co	10,703,318
83,197		Questar Market Resources, Inc	1,491,722
205

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

63,084	e	Range Resources Corp	$2,782,635
31,074	*	Rice Energy, Inc	537,891
49,169		Rowan Cos plc	924,869
22,135	e	RPC, Inc	334,681
500,693		Schlumberger Ltd	40,225,676
161,385	*,e	Seadrill Ltd	771,420
28,454	e	SM Energy Co	886,627
156,817	*,e	Southwestern Energy Co	2,106,052
267,886		Spectra Energy Corp	8,376,795
60,016		Superior Energy Services	1,011,870
32,358		Targa Resources Investments, Inc	1,309,205
12,514	e	Teekay Corp	140,157
47,000		Tesoro Corp	3,745,430
192,200		Valero Energy Corp	11,314,814
354,439	*	Weatherford International Ltd	2,881,589
82,509	*,e	Whiting Petroleum Corp	990,108
23,261		World Fuel Services Corp	1,086,987
98,822	*	WPX Energy, Inc	954,621
		TOTAL ENERGY	546,503,990

FOOD & STAPLES RETAILING - 1.9%
32,740		CVS Health Corp	3,290,370
162,250	*	Rite Aid Corp	1,306,112
163,181		Sysco Corp	7,517,749
291,069		Walgreens Boots Alliance, Inc	23,075,950
630,915		Wal-Mart Stores, Inc	42,189,286
11,211		Whole Foods Market, Inc	326,016
		TOTAL FOOD & STAPLES RETAILING	77,705,483

FOOD, BEVERAGE & TOBACCO - 2.7%
46,747		Altria Group, Inc	2,931,504
234,259		Archer Daniels Midland Co	9,356,304
5,000	*,e	Blue Buffalo Pet Products, Inc	123,800
893	e	Brown-Forman Corp	92,613
3,704		Brown-Forman Corp (Class B)	356,769
56,854		Bunge Ltd	3,553,375
29,143		Campbell Soup Co	1,798,415
146,859		ConAgra Foods, Inc	6,544,037
6,828		Flowers Foods, Inc	130,825
25,088		Ingredion, Inc	2,887,378
47,806		J.M. Smucker Co	6,070,406
10,054		Kellogg Co	772,248
63,212		Molson Coors Brewing Co (Class B)	6,044,964
648,093		Mondelez International, Inc	27,842,075
309,961		Philip Morris International, Inc	30,413,374
23,674	e	Pilgrim’s Pride Corp	637,067
46,943		Pinnacle Foods, Inc	1,999,302
111,695		Tyson Foods, Inc (Class A)	7,351,765
		TOTAL FOOD, BEVERAGE & TOBACCO	108,906,221

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
595,009		Abbott Laboratories	23,145,850
105,118		Aetna Inc	11,801,598
206

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,334	*	Alere, Inc	$481,026
49,901	*	Allscripts Healthcare Solutions, Inc	668,673
84,468		Anthem, Inc	11,890,560
79,081		Baxter International, Inc	3,496,962
493,026	*	Boston Scientific Corp	10,807,130
59,895	*	Brookdale Senior Living, Inc	1,105,662
12,533		Cardinal Health, Inc	983,339
16,283	*	Centene Corp	1,008,895
47,352	*	Community Health Systems, Inc	903,476
5,996		Cooper Cos, Inc	917,868
49,679	*	DaVita, Inc	3,671,278
41,060		DENTSPLY SIRONA, Inc	2,447,176
40,665	*	Express Scripts Holding Co	2,998,231
117,625	*	HCA Holdings, Inc	9,482,928
1,944		Hill-Rom Holdings, Inc	93,992
4,382		Humana, Inc	775,921
26,827	*	Laboratory Corp of America Holdings	3,361,960
15,755	*	LifePoint Health, Inc	1,064,408
15,600	*	MEDNAX, Inc	1,112,124
569,186		Medtronic plc	45,051,072
14,789		Patterson Cos, Inc	641,103
56,983		Quest Diagnostics, Inc	4,283,412
48,329		St. Jude Medical, Inc	3,682,670
66,417		Stryker Corp	7,240,117
16,417		Teleflex, Inc	2,557,440
18,881		UnitedHealth Group, Inc	2,486,250
29,822		Universal Health Services, Inc (Class B)	3,986,605
2,154	*	VCA Antech, Inc	135,637
63,486		Zimmer Holdings, Inc	7,349,774
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	169,633,137

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
173,739		Avon Products, Inc	818,311
10,920		Clorox Co	1,367,512
44,189		Colgate-Palmolive Co	3,133,884
24,494		Edgewell Personal Care Co	2,010,222
24,629		Energizer Holdings, Inc	1,071,115
4,812	*,e	Herbalife Ltd	278,855
30,346		Kimberly-Clark Corp	3,799,016
18,871	e	Nu Skin Enterprises, Inc (Class A)	769,371
1,083,129		Procter & Gamble Co	86,780,295
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	100,028,581

INSURANCE - 7.8%
173,735		Aflac, Inc	11,982,503
6,391	*	Alleghany Corp	3,331,500
36,604		Allied World Assurance Co Holdings Ltd	1,302,370
154,511		Allstate Corp	10,050,941
27,999		American Financial Group, Inc	1,935,011
459,401		American International Group, Inc	25,643,764
3,033		American National Insurance Co	352,192
30,518		Amtrust Financial Services, Inc	758,372
49,260	*	Arch Capital Group Ltd	3,472,337
207

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

29,137		Arthur J. Gallagher & Co	$1,341,467
24,806		Aspen Insurance Holdings Ltd	1,149,758
27,206		Assurant, Inc	2,300,811
56,042		Assured Guaranty Ltd	1,449,807
37,792		Axis Capital Holdings Ltd	2,013,180
694,209	*	Berkshire Hathaway, Inc (Class B)	100,993,525
46,347		Brown & Brown, Inc	1,627,243
185,850		Chubb Ltd	21,904,281
65,562		Cincinnati Financial Corp	4,327,748
11,002		CNA Financial Corp	347,663
24,563		Endurance Specialty Holdings Ltd	1,571,541
17,802		Everest Re Group Ltd	3,291,590
111,818		FNF Group	3,566,994
204,189	*	Genworth Financial, Inc (Class A)	700,368
17,633		Hanover Insurance Group, Inc	1,512,206
157,645		Hartford Financial Services Group, Inc	6,996,285
99,719		Lincoln National Corp	4,332,791
113,268		Loews Corp	4,494,474
4,994	*	Markel Corp	4,490,155
85,501		Marsh & McLennan Cos, Inc	5,399,388
10,905		Mercury General Corp	576,875
374,684		MetLife, Inc	16,898,248
103,212		Old Republic International Corp	1,908,390
116,685		Principal Financial Group	4,980,116
21,800		ProAssurance Corp	1,040,514
234,276		Progressive Corp	7,637,398
180,041		Prudential Financial, Inc	13,978,383
26,465		Reinsurance Group of America, Inc (Class A)	2,519,997
17,591		RenaissanceRe Holdings Ltd	1,951,018
49,768		Torchmark Corp	2,881,070
117,655		Travelers Cos, Inc	12,930,285
97,717		UnumProvident Corp	3,342,899
33,721		Validus Holdings Ltd	1,554,201
38,654		W.R. Berkley Corp	2,164,624
2,279		White Mountains Insurance Group Ltd	1,891,570
122,347		XL Capital Ltd	4,004,417
		TOTAL INSURANCE	312,900,270

MATERIALS - 3.0%
15,275		Air Products & Chemicals, Inc	2,228,470
21,133		Airgas, Inc	3,010,185
44,775		Albemarle Corp	2,962,314
522,488		Alcoa, Inc	5,836,191
43,197	e	Allegheny Technologies, Inc	705,839
20,186		Aptargroup, Inc	1,534,136
22,701		Ashland, Inc	2,533,432
2,589		Avery Dennison Corp	187,987
34,935		Bemis Co, Inc	1,753,038
25,360		Cabot Corp	1,237,314
56,811		Celanese Corp (Series A)	4,016,538
39,076		Chemours Co	356,373
31,063	*	Crown Holdings, Inc	1,645,097
24,947		Domtar Corp	963,952
208

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

387,417		Dow Chemical Co	$20,382,008
44,021		Eastman Chemical Co	3,362,324
194,235		EI du Pont de Nemours & Co	12,802,029
13,663		FMC Corp	591,061
500,123	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	7,001,722
55,396		Graphic Packaging Holding Co	735,659
32,580		Huntsman Corp	512,809
7,268		International Paper Co	314,486
22,945		Martin Marietta Materials, Inc	3,882,982
138,659		Mosaic Co	3,881,065
211,720		Newmont Mining Corp	7,403,848
126,838		Nucor Corp	6,313,996
61,888	*	Owens-Illinois, Inc	1,142,452
45,416	*,e	Platform Specialty Products Corp	467,785
19,254		Praxair, Inc	2,261,575
29,139		Reliance Steel & Aluminum Co	2,155,412
24,725		Royal Gold, Inc	1,548,280
2,002		Scotts Miracle-Gro Co (Class A)	141,702
40,058		Sonoco Products Co	1,878,320
30,187	e	Southern Copper Corp (NY)	895,648
85,843		Steel Dynamics, Inc	2,164,102
77,533		Tahoe Resources, Inc	1,095,541
59,311	e	United States Steel Corp	1,133,433
45,933		Vulcan Materials Co	4,943,769
15,908		Westlake Chemical Corp	798,423
93,784		WestRock Co	3,924,860
		TOTAL MATERIALS	120,706,157

MEDIA - 1.2%
1,434		Cable One, Inc	658,149
69,520		Cablevision Systems Corp (Class A)	2,321,273
6,781	e	Clear Channel Outdoor Holdings, Inc (Class A)	34,651
96,520		Comcast Corp (Class A)	5,864,555
5,855	*	Discovery Communications, Inc (Class A)	159,900
9,317	*	Discovery Communications, Inc (Class C)	249,509
28,395	*	DISH Network Corp (Class A)	1,399,590
45,411		Gannett Co, Inc	765,175
18,491		John Wiley & Sons, Inc (Class A)	916,969
4,163	*	Liberty Braves Group (Class A)	65,109
7,841	*	Liberty Braves Group (Class C)	116,988
10,589	*	Liberty Broadband Corp (Class A)	606,961
26,569	*	Liberty Broadband Corp (Class C)	1,521,075
10,407	*	Liberty Media Group (Class A)	190,448
19,604	*	Liberty Media Group (Class C)	352,872
41,630	*	Liberty SiriusXM Group (Class A)	1,364,215
79,951	*	Liberty SiriusXM Group (Class C)	2,560,031
153,221		News Corp	1,903,005
48,903		News Corp (Class B)	633,783
90,507		TEGNA, Inc	2,114,244
131,440		Thomson Corp	5,406,127
159,721		Time Warner, Inc	12,001,436
32,128		Tribune Co	1,238,534
144,214		Twenty-First Century Fox, Inc	4,363,916
209

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

61,656		Twenty-First Century Fox, Inc (Class B)	$1,857,079
		TOTAL MEDIA	48,665,594

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
133,861		Agilent Technologies, Inc	5,477,592
10,240	*	Alkermes plc	407,040
85,714	*	Allergan plc	18,562,224
5,666	*	Alnylam Pharmaceuticals, Inc	379,849
79,119		Baxalta, Inc	3,319,042
8,336	*	Bio-Rad Laboratories, Inc (Class A)	1,182,462
9,081		Bio-Techne Corp	846,168
57,166	*	Endo International plc	1,543,482
964,193		Johnson & Johnson	108,066,751
28,143	*	Mallinckrodt plc	1,759,500
999,602		Merck & Co, Inc	54,818,174
24,804	*	Mylan NV	1,034,575
37,707		PerkinElmer, Inc	1,901,187
47,361		Perrigo Co plc	4,578,388
2,458,441		Pfizer, Inc	80,415,605
92,536	*	Qiagen NV (NASDAQ)	2,078,358
1,792	*	Quintiles Transnational Holdings, Inc	123,773
105,591		Thermo Electron Corp	15,231,502
5,944	*	VWR Corp	158,348
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	301,884,020

REAL ESTATE - 4.9%
28,665		Alexandria Real Estate Equities, Inc	2,664,412
51,767		American Campus Communities, Inc	2,316,573
132,784		American Capital Agency Corp	2,439,242
81,361		American Homes 4 Rent	1,287,131
378,692		Annaly Capital Management, Inc	3,945,971
62,525		Apartment Investment & Management Co (Class A)	2,504,752
69,807		Apple Hospitality REIT, Inc	1,321,447
52,814		AvalonBay Communities, Inc	9,336,987
5,346		Boston Properties, Inc	688,886
70,061		Brandywine Realty Trust	1,047,412
68,153		Brixmor Property Group, Inc	1,720,863
34,685		Camden Property Trust	2,800,120
32,705		Care Capital Properties, Inc	872,242
70,458		CBL & Associates Properties, Inc	822,949
77,271		Chimera Investment Corp	1,097,248
43,364		Columbia Property Trust, Inc	967,017
48,413		Communications Sales & Leasing, Inc	1,124,634
38,263		Corporate Office Properties Trust	982,594
47,000		Corrections Corp of America	1,429,740
120,658		DDR Corp	2,111,515
24,931		Digital Realty Trust, Inc	2,193,429
58,235		Douglas Emmett, Inc	1,889,726
135,059		Duke Realty Corp	2,953,740
26,176		Empire State Realty Trust, Inc	484,518
52,211	*	Equity Commonwealth	1,457,209
144,983		Equity Residential	9,868,993
25,914		Essex Property Trust, Inc	5,712,741
210

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

88,950		Forest City Realty Trust, Inc	$1,848,381
19,130		Four Corners Property Trust, Inc	339,558
30,049		Gaming and Leisure Properties, Inc	985,307
230,044		General Growth Properties, Inc	6,448,133
183,306		HCP, Inc	6,201,242
46,224		Healthcare Trust of America, Inc	1,335,411
58,711		Hospitality Properties Trust	1,502,415
299,626		Host Marriott Corp	4,740,083
9,439	*	Howard Hughes Corp	992,700
64,008		Iron Mountain, Inc	2,338,212
4,938		Jones Lang LaSalle, Inc	568,709
35,290		Kilroy Realty Corp	2,287,145
164,540		Kimco Realty Corp	4,626,865
59,266		Liberty Property Trust	2,068,383
59,435		Macerich Co	4,521,815
144,356		MFA Mortgage Investments, Inc	997,500
30,283		Mid-America Apartment Communities, Inc	2,898,386
57,188		National Retail Properties, Inc	2,502,547
25,825		NorthStar Realty Europe Corp	308,092
75,655		NorthStar Realty Finance Corp	967,627
52,542		Omega Healthcare Investors, Inc	1,774,343
53,358		Outfront Media, Inc	1,157,335
71,648		Paramount Group, Inc	1,196,522
58,242		Piedmont Office Realty Trust, Inc	1,159,598
15,144		Post Properties, Inc	868,660
208,019		Prologis, Inc	9,446,143
5,145		Public Storage, Inc	1,259,547
49,458		Rayonier, Inc	1,220,623
37,564	*	Realogy Holdings Corp	1,342,537
99,943		Realty Income Corp	5,916,626
37,769		Regency Centers Corp	2,783,575
94,085		Retail Properties of America, Inc	1,504,419
91,763		Senior Housing Properties Trust	1,613,194
39,850		SL Green Realty Corp	4,187,438
177,936		Spirit Realty Capital, Inc	2,033,808
94,588		Starwood Property Trust, Inc	1,831,224
15,883		Taubman Centers, Inc	1,103,074
142,401		Two Harbors Investment Corp	1,115,000
103,356		UDR, Inc	3,609,192
131,275		Ventas, Inc	8,154,803
361,894		VEREIT, Inc	3,213,619
74,978		Vornado Realty Trust	7,177,644
49,424		Weingarten Realty Investors	1,824,734
79,347		Welltower, Inc	5,508,269
255,081		Weyerhaeuser Co	8,193,202
41,173		WP Carey, Inc	2,515,259
74,123		WP GLIMCHER, Inc	777,550
		TOTAL REAL ESTATE	197,008,540

RETAILING - 1.0%
23,032		Aaron’s, Inc	603,669
111,482		Best Buy Co, Inc	3,576,343
18,030	*	Cabela’s, Inc	940,264
211

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,270		CST Brands, Inc	$199,048
11,868		Dick’s Sporting Goods, Inc	549,963
7,755		Dillard’s, Inc (Class A)	546,340
27,690		DSW, Inc (Class A)	680,343
5,539		Expedia, Inc	641,250
7,757		Foot Locker, Inc	476,590
43,224	e	GameStop Corp (Class A)	1,417,747
4,215		Genuine Parts Co	404,514
125,686	*,e	JC Penney Co, Inc	1,166,366
76,021		Kohl’s Corp	3,367,730
108,368	*	Liberty Interactive Corp	2,839,242
34,902		Macy’s, Inc	1,381,770
16,056	*	Murphy USA, Inc	921,936
179,673	*	Office Depot, Inc	1,056,477
10,176		Penske Auto Group, Inc	398,187
7,574	*,e	Sears Holdings Corp	124,024
253,064		Staples, Inc	2,581,253
220,040		Target Corp	17,493,180
11,064		Tiffany & Co	789,416
		TOTAL RETAILING	42,155,652

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
10,898		Analog Devices, Inc	613,775
186,227		Applied Materials, Inc	3,812,067
44,829		Broadcom Ltd	6,533,827
42,033	*	Cree, Inc	1,030,229
127,939	e	Cypress Semiconductor Corp	1,155,289
30,540	*	First Solar, Inc	1,705,354
1,761,864		Intel Corp	53,349,242
18,128		Lam Research Corp	1,384,979
177,726		Marvell Technology Group Ltd	1,773,705
73,345		Maxim Integrated Products, Inc	2,619,883
396,228	*	Micron Technology, Inc	4,259,451
215,053		Nvidia Corp	7,640,833
16,631	*	ON Semiconductor Corp	157,495
509,402		Qualcomm, Inc	25,734,989
19,748	*,e	SunPower Corp	397,725
85,136		Teradyne, Inc	1,609,922
78,635		Xilinx, Inc	3,387,596
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	117,166,361

SOFTWARE & SERVICES - 4.3%
200,296		Activision Blizzard, Inc	6,904,203
61,722		Amdocs Ltd	3,489,762
29,023	*	Ansys, Inc	2,634,418
4,171	*,e	Atlassian Corp plc	96,642
23,645	*	Autodesk, Inc	1,414,444
36,911		Automatic Data Processing, Inc	3,264,409
858	*,e	Black Knight Financial Services, Inc	27,439
2,534		Booz Allen Hamilton Holding Co	69,862
119,550		CA, Inc	3,545,853
54,561		Computer Sciences Corp	1,807,606
55,673		CSRA, Inc	1,445,271
212

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,345		DST Systems, Inc	$403,675
64,046		Fidelity National Information Services, Inc	4,214,227
19,932	*	First American Corp	707,187
18,232	*	First Data Corp	207,663
161,518		International Business Machines Corp	23,571,937
23,967	e	Leidos Holdings, Inc	1,189,003
3,195	*,e	Match Group, Inc	36,423
1,397,031		Microsoft Corp	69,669,936
100,058	*	Nuance Communications, Inc	1,718,996
506,739		Oracle Corp	20,198,616
16,373		Paychex, Inc	853,361
3,582	*,e	Square, Inc	53,336
2,985		SS&C Technologies Holdings, Inc	182,533
271,476		Symantec Corp	4,518,718
57,045	*	Synopsys, Inc	2,710,778
12,846	*	Teradata Corp	325,004
405,135		Xerox Corp	3,889,296
374,540	*	Yahoo!, Inc	13,708,164
7,014	*,e	Zillow Group, Inc	175,490
13,805	*,e	Zillow Group, Inc (Class C)	331,872
289,674	*	Zynga, Inc	689,424
		TOTAL SOFTWARE & SERVICES	174,055,548

TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
29,272	*,e	3D Systems Corp	517,822
44,843	*	ARRIS International plc	1,021,075
37,936	*	Arrow Electronics, Inc	2,355,826
53,846		Avnet, Inc	2,214,148
166,699		Brocade Communications Systems, Inc	1,601,977
2,030,945		Cisco Systems, Inc	55,830,678
23,632	*	CommScope Holding Co, Inc	718,649
441,437		Corning, Inc	8,241,629
19,621		Dolby Laboratories, Inc (Class A)	934,156
17,373	*	EchoStar Corp (Class A)	710,903
712,956		EMC Corp	18,615,281
8,648	*,e	Fitbit, Inc	157,826
21,064		Flir Systems, Inc	636,343
40,977		Harris Corp	3,278,570
684,770		Hewlett Packard Enterprise Co	11,408,268
689,235		HP, Inc	8,456,913
56,183		Ingram Micro, Inc (Class A)	1,963,596
63,675		Jabil Circuit, Inc	1,105,398
129,456		Juniper Networks, Inc	3,029,270
10,309	*	Keysight Technologies, Inc	268,859
24,574		Lexmark International, Inc (Class A)	948,556
18,154	*	Lumentum Holdings, Inc	459,296
34,270		National Instruments Corp	944,824
53,236	*	NCR Corp	1,548,635
81,010		NetApp, Inc	1,915,076
82,736		SanDisk Corp	6,215,956
97,380	*	Trimble Navigation Ltd	2,332,251
95,152	*	Viavi Solutions, Inc	619,440
89,046		Western Digital Corp	3,638,865
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	141,690,086
213

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.8%
2,068,095		AT&T, Inc	$80,283,448
225,653		CenturyTel, Inc	6,983,960
462,205	e	Frontier Communications Corp	2,569,860
101,735	*	Level 3 Communications, Inc	5,316,671
25,990	*	SBA Communications Corp (Class A)	2,678,010
302,189	*,e	Sprint Corp	1,036,508
36,931		Telephone & Data Systems, Inc	1,092,050
109,222	*	T-Mobile US, Inc	4,290,240
6,024	*	US Cellular Corp	256,863
117,219		Verizon Communications, Inc	5,971,136
8,830	*	Zayo Group Holdings, Inc	229,227
		TOTAL TELECOMMUNICATION SERVICES	110,707,973

TRANSPORTATION - 1.1%
1,566		Amerco, Inc	551,232
13,209	e	Copa Holdings S.A. (Class A)	842,074
291,041		CSX Corp	7,936,688
68,305		FedEx Corp	11,277,839
13,500	*	Genesee & Wyoming, Inc (Class A)	878,985
80,283	*	JetBlue Airways Corp	1,588,801
44,059		Kansas City Southern Industries, Inc	4,174,590
22,109	*	Kirby Corp	1,410,996
27,407		Macquarie Infrastructure Co LLC	1,929,179
122,084		Norfolk Southern Corp	11,000,989
21,211		Ryder System, Inc	1,461,862
		TOTAL TRANSPORTATION	43,053,235

UTILITIES - 6.7%
268,735		AES Corp	2,999,083
47,989		AGL Resources, Inc	3,160,556
45,617		Alliant Energy Corp	3,216,911
97,007		Ameren Corp	4,656,336
195,379		American Electric Power Co, Inc	12,406,567
71,732		American Water Works Co, Inc	5,219,220
70,667		Aqua America, Inc	2,237,317
40,289		Atmos Energy Corp	2,922,967
22,444		Avangrid, Inc	900,004
133,038	*	Calpine Corp	2,099,340
170,187		Centerpoint Energy, Inc	3,650,511
111,465		CMS Energy Corp	4,534,396
116,694		Consolidated Edison, Inc	8,705,372
225,562		Dominion Resources, Inc	16,120,916
71,518		DTE Energy Co	6,376,545
276,483		Duke Energy Corp	21,781,331
129,812		Edison International	9,179,007
71,390		Entergy Corp	5,367,100
126,205		Eversource Energy	7,123,010
365,605		Exelon Corp	12,829,080
168,395		FirstEnergy Corp	5,487,993
61,147		Great Plains Energy, Inc	1,909,621
214

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

50,092	*	Hawaiian Electric Industries, Inc	$1,637,508
39,811		ITC Holdings Corp	1,754,471
77,390		MDU Resources Group, Inc	1,552,443
33,525		National Fuel Gas Co	1,860,638
177,577		NextEra Energy, Inc	20,879,503
126,436		NiSource, Inc	2,871,362
124,062		NRG Energy, Inc	1,873,336
79,916		OGE Energy Corp	2,364,714
192,242		PG&E Corp	11,188,484
44,176		Pinnacle West Capital Corp	3,209,386
266,452		PPL Corp	10,029,253
202,015		Public Service Enterprise Group, Inc	9,318,952
70,885		Questar Corp	1,777,087
56,964		SCANA Corp	3,912,857
98,764		Sempra Energy	10,207,259
362,121		Southern Co	18,142,262
94,483		TECO Energy, Inc	2,623,793
25,220	e	TerraForm Power, Inc	269,350
69,031		UGI Corp	2,777,807
32,669		Vectren Corp	1,595,881
126,305		WEC Energy Group, Inc	7,352,214
56,588		Westar Energy, Inc	2,920,507
202,715		Xcel Energy, Inc	8,114,681
		TOTAL UTILITIES	271,116,931

		TOTAL COMMON STOCKS	4,009,209,927
		(Cost $3,715,818,333)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.8%
$31,400,000	d	Federal Home Loan Bank (FHLB)	0.200%	05/02/16	31,400,000
		TOTAL GOVERNMENT AGENCY DEBT			31,400,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
47,455,904	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			47,455,904
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			47,455,904

		TOTAL SHORT-TERM INVESTMENTS			78,855,904
		(Cost $78,855,730)

		TOTAL INVESTMENTS - 101.4%			4,088,065,831
		(Cost $3,794,674,063)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(57,097,634)
		NET ASSETS - 100.0%			$4,030,968,197
215

TIAA-CREF FUNDS - Large-Cap Value Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $46,696,052.
216

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.9%
36,669		BorgWarner, Inc	$1,317,151
45,319		Delphi Automotive plc	3,336,838
666,758		Ford Motor Co	9,041,239
240,463		General Motors Co	7,646,723
44,035		Goodyear Tire & Rubber Co	1,275,694
30,605		Harley-Davidson, Inc	1,463,837
105,928		Johnson Controls, Inc	4,385,419
		TOTAL AUTOMOBILES & COMPONENTS	28,466,901

BANKS - 5.6%
1,740,994		Bank of America Corp	25,348,873
135,845		BB&T Corp	4,806,196
496,661		Citigroup, Inc	22,985,471
86,000		Citizens Financial Group, Inc	1,965,100
29,301		Comerica, Inc	1,300,964
127,369		Fifth Third Bancorp	2,332,126
136,761		Huntington Bancshares, Inc	1,375,816
619,841		JPMorgan Chase & Co	39,173,951
138,577		Keycorp	1,703,111
27,471		M&T Bank Corp	3,250,369
51,004	e	People’s United Financial, Inc	790,562
85,324		PNC Financial Services Group, Inc	7,489,741
213,654		Regions Financial Corp	2,004,075
82,799		SunTrust Banks, Inc	3,456,030
275,936		US Bancorp	11,779,708
779,049		Wells Fargo & Co	38,936,869
40,541		Zions Bancorporation	1,115,688
		TOTAL BANKS	169,814,650

CAPITAL GOODS - 7.3%
102,236		3M Co	17,112,262
15,353		Allegion plc	1,004,854
38,647		Ametek, Inc	1,858,534
104,862		Boeing Co	14,135,398
98,309		Caterpillar, Inc	7,640,576
28,401		Cummins, Inc	3,323,769
99,683		Danaher Corp	9,644,330
50,313	e	Deere & Co	4,231,826
24,989		Dover Corp	1,641,777
76,186		Eaton Corp	4,820,288
105,953		Emerson Electric Co	5,788,212
47,479	e	Fastenal Co	2,221,542
25,312		Flowserve Corp	1,235,479
23,191		Fluor Corp	1,267,620
49,234		General Dynamics Corp	6,918,362
217

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

1,573,139		General Electric Co	$48,374,024
128,775		Honeywell International, Inc	14,715,119
54,683		Illinois Tool Works, Inc	5,715,467
41,717		Ingersoll-Rand plc	2,734,132
20,131	*	Jacobs Engineering Group, Inc	897,440
14,220		L-3 Communications Holdings, Inc	1,870,357
43,799		Lockheed Martin Corp	10,178,012
54,918		Masco Corp	1,686,532
30,661		Northrop Grumman Corp	6,324,138
57,873		Paccar, Inc	3,409,298
22,729		Parker Hannifin Corp	2,637,019
29,284		Pentair plc	1,700,815
33,377	*	Quanta Services, Inc	791,703
50,632		Raytheon Co	6,397,353
21,058		Rockwell Automation, Inc	2,389,451
23,281		Rockwell Collins, Inc	2,053,151
17,679		Roper Industries, Inc	3,113,095
9,624		Snap-On, Inc	1,532,911
24,670		Stanley Works	2,761,066
44,470		Textron, Inc	1,720,100
15,118	*	United Rentals, Inc	1,011,848
131,752		United Technologies Corp	13,750,956
10,029	e	W.W. Grainger, Inc	2,352,001
33,512		Xylem, Inc	1,400,131
		TOTAL CAPITAL GOODS	222,360,948

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
29,050		ADT Corp	1,219,519
15,581		Cintas Corp	1,398,862
7,418		Dun & Bradstreet Corp	819,021
19,214		Equifax, Inc	2,310,483
59,791		Nielsen NV	3,117,503
32,047		Pitney Bowes, Inc	672,026
39,356		Republic Services, Inc	1,852,487
21,646		Robert Half International, Inc	829,258
14,410	*	Stericycle, Inc	1,377,020
69,403		Tyco International plc	2,673,404
27,658	*	Verisk Analytics, Inc	2,145,708
69,988		Waste Management, Inc	4,114,594
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	22,529,885

CONSUMER DURABLES & APPAREL - 1.5%
47,614		Coach, Inc	1,917,416
54,031		DR Horton, Inc	1,624,172
22,020	*	Garmin Ltd	938,713
65,742		Hanesbrands, Inc	1,908,490
11,540		Harman International Industries, Inc	885,811
18,327		Hasbro, Inc	1,551,197
22,714		Leggett & Platt, Inc	1,119,573
30,916	e	Lennar Corp (Class A)	1,400,804
55,880		Mattel, Inc	1,737,309
30,023	*	Michael Kors Holdings Ltd	1,550,988
10,491	*	Mohawk Industries, Inc	2,020,881
218

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

75,332		Newell Rubbermaid, Inc	$3,430,619
227,511		Nike, Inc (Class B)	13,409,498
14,172		Phillips-Van Heusen Corp	1,354,843
52,580		Pulte Homes, Inc	966,946
10,856		Ralph Lauren Corp	1,011,888
29,700	*	Under Armour, Inc	1,211,760
29,700	*,e	Under Armour, Inc (Class A)	1,305,018
57,178		VF Corp	3,605,073
12,676		Whirlpool Corp	2,207,399
		TOTAL CONSUMER DURABLES & APPAREL	45,158,398

CONSUMER SERVICES - 1.8%
74,502		Carnival Corp	3,654,323
5,288	*	Chipotle Mexican Grill, Inc (Class A)	2,226,089
18,846		Darden Restaurants, Inc	1,173,163
42,219		H&R Block, Inc	854,513
31,906	e	Marriott International, Inc (Class A)	2,236,292
152,235		McDonald’s Corp	19,256,205
28,544		Royal Caribbean Cruises Ltd	2,209,306
248,362		Starbucks Corp	13,965,395
27,700		Starwood Hotels & Resorts Worldwide, Inc	2,268,076
18,104		Wyndham Worldwide Corp	1,284,479
13,970	e	Wynn Resorts Ltd	1,233,551
68,792		Yum! Brands, Inc	5,473,091
		TOTAL CONSUMER SERVICES	55,834,483

DIVERSIFIED FINANCIALS - 3.4%
9,124	*	Affiliated Managers Group, Inc	1,554,000
139,065		American Express Co	9,099,023
27,743		Ameriprise Financial, Inc	2,660,554
177,483		Bank of New York Mellon Corp	7,141,916
21,553		BlackRock, Inc	7,679,980
88,333		Capital One Financial Corp	6,394,426
202,400		Charles Schwab Corp	5,750,184
57,450		CME Group, Inc	5,280,229
68,481		Discover Financial Services	3,853,426
48,190	*	E*TRADE Financial Corp	1,213,424
65,502		Franklin Resources, Inc	2,445,845
65,726		Goldman Sachs Group, Inc	10,786,294
20,555		IntercontinentalExchange Group, Inc	4,933,817
67,432		Invesco Ltd	2,091,066
20,891		Legg Mason, Inc	670,810
52,100		Leucadia National Corp	869,028
28,101		Moody’s Corp	2,689,828
255,642		Morgan Stanley	6,917,672
21,411		NASDAQ OMX Group, Inc	1,321,273
56,406		Navient Corp	771,070
36,156		Northern Trust Corp	2,569,968
44,662	*	S&P Global, Inc	4,772,135
6,100	e	SPDR Trust Series 1	1,258,430
64,987		State Street Corp	4,048,690
139,826	*	Synchrony Financial	4,274,481
43,026		T Rowe Price Group, Inc	3,239,428
		TOTAL DIVERSIFIED FINANCIALS	104,286,997
219

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 7.3%
85,539		Anadarko Petroleum Corp	$4,513,038
66,201		Apache Corp	3,601,334
71,632		Baker Hughes, Inc	3,464,124
75,569		Cabot Oil & Gas Corp	1,768,315
104,159	e	Chesapeake Energy Corp	715,572
317,792		Chevron Corp	32,471,986
15,844		Cimarex Energy Co	1,725,095
65,525		Columbia Pipeline Group, Inc	1,678,750
21,083	*	Concho Resources, Inc	2,449,212
205,915		ConocoPhillips	9,840,678
86,329	*	Devon Energy Corp	2,993,890
11,255	e	Diamond Offshore Drilling, Inc	273,046
91,651		EOG Resources, Inc	7,572,206
26,208		EQT Corp	1,837,181
700,997	d	Exxon Mobil Corp	61,968,135
37,716	*	FMC Technologies, Inc	1,149,961
143,016		Halliburton Co	5,907,991
17,672	e	Helmerich & Payne, Inc	1,168,473
43,283		Hess Corp	2,580,532
307,699		Kinder Morgan, Inc	5,464,734
145,148		Marathon Oil Corp	2,045,135
89,926		Marathon Petroleum Corp	3,514,308
27,104	e	Murphy Oil Corp	968,697
61,959		National Oilwell Varco, Inc	2,233,002
37,516	*	Newfield Exploration Co	1,359,955
70,066		Noble Energy, Inc	2,530,083
128,547		Occidental Petroleum Corp	9,853,128
35,515		Oneok, Inc	1,283,867
79,063		Phillips 66	6,491,863
26,709		Pioneer Natural Resources Co	4,436,365
29,799	e	Range Resources Corp	1,314,434
234,466		Schlumberger Ltd	18,836,998
73,064	*,e	Southwestern Energy Co	981,250
112,463		Spectra Energy Corp	3,516,718
19,596		Tesoro Corp	1,561,605
74,261	e	Transocean Ltd (NYSE)	822,812
78,797		Valero Energy Corp	4,638,779
116,520		Williams Cos, Inc	2,259,323
		TOTAL ENERGY	221,792,575

FOOD & STAPLES RETAILING - 2.3%
74,261		Costco Wholesale Corp	11,000,282
185,259		CVS Health Corp	18,618,529
164,672		Kroger Co	5,827,742
87,927		Sysco Corp	4,050,797
145,073		Walgreens Boots Alliance, Inc	11,501,388
264,903		Wal-Mart Stores, Inc	17,714,064
53,665		Whole Foods Market, Inc	1,560,578
		TOTAL FOOD & STAPLES RETAILING	70,273,380
220

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.8%
329,897		Altria Group, Inc	$20,687,841
99,401		Archer Daniels Midland Co	3,970,076
17,708		Brown-Forman Corp (Class B)	1,705,635
29,490		Campbell Soup Co	1,819,828
658,395		Coca-Cola Co	29,496,096
33,893		Coca-Cola Enterprises, Inc	1,778,705
74,139		ConAgra Foods, Inc	3,303,634
29,521		Constellation Brands, Inc (Class A)	4,607,047
31,532		Dr Pepper Snapple Group, Inc	2,866,574
99,430		General Mills, Inc	6,099,036
23,915		Hershey Co	2,226,726
44,448		Hormel Foods Corp	1,713,470
19,650		J.M. Smucker Co	2,495,157
41,505		Kellogg Co	3,187,999
100,161		Kraft Heinz Co	7,819,569
20,732		McCormick & Co, Inc	1,944,247
30,687		Mead Johnson Nutrition Co	2,674,372
30,960		Molson Coors Brewing Co (Class B)	2,960,705
263,488		Mondelez International, Inc	11,319,445
25,929	*	Monster Beverage Corp	3,739,480
243,530		PepsiCo, Inc	25,073,849
260,928		Philip Morris International, Inc	25,602,255
137,819		Reynolds American, Inc	6,835,822
49,343		Tyson Foods, Inc (Class A)	3,247,756
		TOTAL FOOD, BEVERAGE & TOBACCO	177,175,324

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
246,223		Abbott Laboratories	9,578,075
58,814		Aetna Inc	6,603,048
32,109		AmerisourceBergen Corp	2,732,476
43,822		Anthem, Inc	6,168,823
13,024		Bard (C.R.), Inc	2,763,302
89,326		Baxter International, Inc	3,949,996
34,978		Becton Dickinson & Co	5,640,552
230,856	*	Boston Scientific Corp	5,060,364
55,482		Cardinal Health, Inc	4,353,118
28,367	*	Centene Corp	1,757,619
52,532	*	Cerner Corp	2,949,146
43,084		Cigna Corp	5,968,857
29,245	*	DaVita, Inc	2,161,205
39,288		DENTSPLY SIRONA, Inc	2,341,565
35,707	*	Edwards Lifesciences Corp	3,792,440
106,507	*	Express Scripts Holding Co	7,852,761
51,434	*	HCA Holdings, Inc	4,146,609
14,249	*	Henry Schein, Inc	2,403,806
43,074	*	Hologic, Inc	1,446,856
24,957		Humana, Inc	4,419,136
6,474	*	Intuitive Surgical, Inc	4,055,055
18,090	*	Laboratory Corp of America Holdings	2,267,039
38,258		McKesson Corp	6,420,458
237,496		Medtronic plc	18,797,808
16,337		Patterson Cos, Inc	708,209
221

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

23,261		Quest Diagnostics, Inc	$1,748,529
46,221		St. Jude Medical, Inc	3,522,040
52,750		Stryker Corp	5,750,277
160,414		UnitedHealth Group, Inc	21,123,316
14,765		Universal Health Services, Inc (Class B)	1,973,785
17,648	*	Varian Medical Systems, Inc	1,432,665
29,650		Zimmer Holdings, Inc	3,432,581
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	157,321,516

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
23,324		Church & Dwight Co, Inc	2,162,135
21,798		Clorox Co	2,729,763
149,010		Colgate-Palmolive Co	10,567,789
37,385		Estee Lauder Cos (Class A)	3,584,100
61,147		Kimberly-Clark Corp	7,654,993
447,948		Procter & Gamble Co	35,889,594
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	62,588,374

INSURANCE - 4.1%
71,676		Aflac, Inc	4,943,494
62,363		Allstate Corp	4,056,713
196,009		American International Group, Inc	10,941,222
46,081		Aon plc	4,844,035
12,020		Assurant, Inc	1,016,531
316,582	*	Berkshire Hathaway, Inc (Class B)	46,056,349
77,415		Chubb Ltd	9,124,132
26,097		Cincinnati Financial Corp	1,722,663
65,601		Hartford Financial Services Group, Inc	2,911,372
39,125		Lincoln National Corp	1,699,981
48,586		Loews Corp	1,927,892
87,785		Marsh & McLennan Cos, Inc	5,543,623
180,650		MetLife, Inc	8,147,315
44,217		Principal Financial Group	1,887,182
102,223		Progressive Corp	3,332,470
73,790		Prudential Financial, Inc	5,729,056
18,545		Torchmark Corp	1,073,570
48,481		Travelers Cos, Inc	5,328,062
44,663		UnumProvident Corp	1,527,921
23,633		Willis Towers Watson plc	2,951,762
47,822		XL Capital Ltd	1,565,214
		TOTAL INSURANCE	126,330,559

MATERIALS - 2.9%
32,563		Air Products & Chemicals, Inc	4,750,616
10,722		Airgas, Inc	1,527,242
223,761		Alcoa, Inc	2,499,410
15,387		Avery Dennison Corp	1,117,250
23,133		Ball Corp	1,651,234
39,861		CF Industries Holdings, Inc	1,318,203
189,158		Dow Chemical Co	9,951,602
24,573		Eastman Chemical Co	1,876,886
44,570		Ecolab, Inc	5,124,659
146,734		EI du Pont de Nemours & Co	9,671,238
222

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

21,690		FMC Corp	$938,309
215,112	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	3,011,568
13,034		International Flavors & Fragrances, Inc	1,557,172
67,778		International Paper Co	2,932,754
59,598		LyondellBasell Industries AF S.C.A	4,926,967
10,828		Martin Marietta Materials, Inc	1,832,423
73,954		Monsanto Co	6,928,011
57,585		Mosaic Co	1,611,804
89,440		Newmont Mining Corp	3,127,717
52,049		Nucor Corp	2,590,999
27,085	*	Owens-Illinois, Inc	499,989
44,296		PPG Industries, Inc	4,889,835
47,078		Praxair, Inc	5,529,782
34,386		Sealed Air Corp	1,628,521
13,194		Sherwin-Williams Co	3,790,768
22,424		Vulcan Materials Co	2,413,495
41,968		WestRock Co	1,756,361
		TOTAL MATERIALS	89,454,815

MEDIA - 3.2%
41,647		Cablevision Systems Corp (Class A)	1,390,593
69,615		CBS Corp (Class B)	3,892,175
409,619		Comcast Corp (Class A)	24,888,450
23,474	*	Discovery Communications, Inc (Class A)	641,075
39,790	*	Discovery Communications, Inc (Class C)	1,065,576
65,260		Interpublic Group of Cos, Inc	1,497,064
69,264		News Corp	860,259
16,576		News Corp (Class B)	214,825
39,091		Omnicom Group, Inc	3,243,380
14,950		Scripps Networks Interactive (Class A)	932,133
36,141		TEGNA, Inc	844,254
47,500		Time Warner Cable, Inc	10,075,225
133,153		Time Warner, Inc	10,005,116
188,602		Twenty-First Century Fox, Inc	5,707,097
77,032		Twenty-First Century Fox, Inc (Class B)	2,320,204
58,362		Viacom, Inc (Class B)	2,387,006
253,089		Walt Disney Co	26,133,970
		TOTAL MEDIA	96,098,402

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
271,776		AbbVie, Inc	16,578,336
52,902		Agilent Technologies, Inc	2,164,750
37,638	*	Alexion Pharmaceuticals, Inc	5,242,220
66,491	*	Allergan plc	14,399,291
126,925		Amgen, Inc	20,092,228
115,067		Baxalta, Inc	4,827,061
36,936	*	Biogen Idec, Inc	10,157,031
281,887		Bristol-Myers Squibb Co	20,346,604
131,429	*	Celgene Corp	13,591,073
164,289		Eli Lilly & Co	12,408,748
35,926	*	Endo International plc	970,002
231,044		Gilead Sciences, Inc	20,380,391
24,614	*	Illumina, Inc	3,322,644
223

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

466,141		Johnson & Johnson	$52,245,083
18,861	*	Mallinckrodt plc	1,179,190
467,435		Merck & Co, Inc	25,634,135
69,163	*	Mylan NV	2,884,789
17,444		PerkinElmer, Inc	879,526
25,487		Perrigo Co plc	2,463,828
1,017,712		Pfizer, Inc	33,289,360
13,067	*	Regeneron Pharmaceuticals, Inc	4,922,469
66,325		Thermo Electron Corp	9,567,381
41,458	*	Vertex Pharmaceuticals, Inc	3,496,568
14,679	*	Waters Corp	1,910,619
75,644		Zoetis Inc	3,557,537
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	286,510,864

REAL ESTATE - 2.9%
72,408		American Tower Corp	7,594,151
26,266		Apartment Investment & Management Co (Class A)	1,052,216
22,241		AvalonBay Communities, Inc	3,931,986
26,773		Boston Properties, Inc	3,449,969
47,144	*	CBRE Group, Inc	1,396,877
55,037		Crown Castle International Corp	4,781,615
11,603		Equinix, Inc	3,833,051
58,606		Equity Residential	3,989,310
10,824		Essex Property Trust, Inc	2,386,151
21,364		Extra Space Storage, Inc	1,814,872
12,464		Federal Realty Investment Trust	1,895,525
94,637		General Growth Properties, Inc	2,652,675
82,096		HCP, Inc	2,777,308
123,310		Host Marriott Corp	1,950,764
31,408		Iron Mountain, Inc	1,147,334
67,110		Kimco Realty Corp	1,887,133
21,158		Macerich Co	1,609,701
85,734		Prologis, Inc	3,893,181
25,093		Public Storage, Inc	6,143,017
44,311		Realty Income Corp	2,623,211
52,353		Simon Property Group, Inc	10,531,853
16,092		SL Green Realty Corp	1,690,947
42,784		UDR, Inc	1,494,017
57,893		Ventas, Inc	3,596,313
30,868		Vornado Realty Trust	2,954,994
61,342		Welltower, Inc	4,258,362
132,212		Weyerhaeuser Co	4,246,650
		TOTAL REAL ESTATE	89,583,183

RETAILING - 5.5%
12,389		Advance Auto Parts, Inc	1,933,923
65,053	*	Amazon.com, Inc	42,908,308
12,307	*	Autonation, Inc	623,350
5,098	*	AutoZone, Inc	3,901,142
27,553	*	Bed Bath & Beyond, Inc	1,301,053
46,487		Best Buy Co, Inc	1,491,303
32,934	*,e	Carmax, Inc	1,743,855
48,727		Dollar General Corp	3,991,229
224

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

40,630	*	Dollar Tree, Inc	$3,238,617
19,580		Expedia, Inc	2,266,777
22,984		Foot Locker, Inc	1,412,137
37,062	e	Gap, Inc	859,097
24,160		Genuine Parts Co	2,318,635
214,167		Home Depot, Inc	28,674,820
32,336		Kohl’s Corp	1,432,485
42,273		L Brands, Inc	3,309,553
154,312		Lowe’s Companies, Inc	11,730,798
52,647		Macy’s, Inc	2,084,295
73,154	*	NetFlix, Inc	6,586,055
21,296		Nordstrom, Inc	1,088,864
16,355	*	O’Reilly Automotive, Inc	4,296,131
8,320	*	Priceline.com, Inc	11,179,251
68,162		Ross Stores, Inc	3,870,238
13,536		Signet Jewelers Ltd	1,469,468
120,080		Staples, Inc	1,224,816
101,596		Target Corp	8,076,882
17,760		Tiffany & Co	1,267,176
112,585		TJX Companies, Inc	8,536,195
22,086		Tractor Supply Co	2,090,661
18,679	*	TripAdvisor, Inc	1,206,477
10,590	*	Ulta Salon Cosmetics & Fragrance, Inc	2,205,685
14,325	*	Urban Outfitters, Inc	434,334
		TOTAL RETAILING	168,753,610

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
53,763		Analog Devices, Inc	3,027,932
187,716		Applied Materials, Inc	3,842,547
63,066		Broadcom Ltd	9,191,869
12,512	*	First Solar, Inc	698,670
793,642		Intel Corp	24,031,480
25,742		Kla-Tencor Corp	1,800,395
25,972		Lam Research Corp	1,984,261
39,083		Linear Technology Corp	1,738,412
33,986		Microchip Technology, Inc	1,651,380
185,655	*	Micron Technology, Inc	1,995,791
86,049		Nvidia Corp	3,057,321
21,238	*	Qorvo, Inc	956,347
252,287		Qualcomm, Inc	12,745,539
33,318		Skyworks Solutions, Inc	2,226,309
170,147		Texas Instruments, Inc	9,705,185
44,798		Xilinx, Inc	1,929,898
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	80,583,336

SOFTWARE & SERVICES - 12.0%
106,491		Accenture plc	12,024,964
82,872		Activision Blizzard, Inc	2,856,598
84,647	*	Adobe Systems, Inc	7,975,440
28,951	*	Akamai Technologies, Inc	1,476,211
9,893	*	Alliance Data Systems Corp	2,011,346
49,339	*	Alphabet, Inc (Class A)	34,926,091
50,116	*	Alphabet, Inc (Class C)	34,730,889
225

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

38,555	*	Autodesk, Inc	$2,306,360
78,283		Automatic Data Processing, Inc	6,923,349
50,803		CA, Inc	1,506,817
25,250	*	Citrix Systems, Inc	2,066,460
101,826	*	Cognizant Technology Solutions Corp (Class A)	5,943,584
26,773		CSRA, Inc	695,027
183,341	*	eBay, Inc	4,479,021
52,085	*	Electronic Arts, Inc	3,221,457
386,893	*	Facebook, Inc	45,490,879
44,968		Fidelity National Information Services, Inc	2,958,894
36,861	*	Fiserv, Inc	3,602,057
24,236		Global Payments, Inc	1,749,354
149,067		International Business Machines Corp	21,754,838
43,894		Intuit, Inc	4,428,466
163,955		Mastercard, Inc (Class A)	15,901,996
1,333,102		Microsoft Corp	66,481,797
529,024		Oracle Corp	21,086,897
55,817		Paychex, Inc	2,909,182
186,627	*	PayPal Holdings, Inc	7,312,046
32,450	*	Red Hat, Inc	2,380,857
106,236	*	Salesforce.com, Inc	8,052,689
107,829		Symantec Corp	1,794,814
27,574	*	Teradata Corp	697,622
26,789		Total System Services, Inc	1,369,989
17,031	*,e	VeriSign, Inc	1,471,478
323,362		Visa, Inc (Class A)	24,976,481
88,166		Western Union Co	1,763,320
154,829		Xerox Corp	1,486,358
146,552	*	Yahoo!, Inc	5,363,803
		TOTAL SOFTWARE & SERVICES	366,177,431

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
53,902		Amphenol Corp (Class A)	3,009,349
935,480		Apple, Inc	87,691,895
848,086		Cisco Systems, Inc	23,313,884
183,356		Corning, Inc	3,423,257
324,757		EMC Corp	8,479,405
11,371	*	F5 Networks, Inc	1,191,112
25,540		Flir Systems, Inc	771,563
20,567		Harris Corp	1,645,566
288,468		Hewlett Packard Enterprise Co	4,805,877
284,829		HP, Inc	3,494,852
57,881		Juniper Networks, Inc	1,354,415
27,956		Motorola, Inc	2,102,012
46,926		NetApp, Inc	1,109,331
34,519		SanDisk Corp	2,593,412
48,752	e	Seagate Technology, Inc	1,061,331
60,933		TE Connectivity Ltd	3,624,295
39,449		Western Digital Corp	1,612,083
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	151,283,639

TELECOMMUNICATION SERVICES - 2.7%
1,037,121		AT&T, Inc	40,261,037
226

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

94,134		CenturyTel, Inc	$2,913,447
193,069	e	Frontier Communications Corp	1,073,464
47,384	*	Level 3 Communications, Inc	2,476,288
686,107		Verizon Communications, Inc	34,950,291
		TOTAL TELECOMMUNICATION SERVICES	81,674,527

TRANSPORTATION - 2.1%
100,848		American Airlines Group, Inc	3,498,417
25,900		CH Robinson Worldwide, Inc	1,838,123
162,249		CSX Corp	4,424,530
130,985		Delta Air Lines, Inc	5,458,145
33,281		Expeditors International of Washington, Inc	1,651,070
43,153		FedEx Corp	7,124,992
14,352		J.B. Hunt Transport Services, Inc	1,189,494
18,425		Kansas City Southern Industries, Inc	1,745,769
49,879		Norfolk Southern Corp	4,494,597
8,519		Ryder System, Inc	587,129
106,789		Southwest Airlines Co	4,763,857
142,508		Union Pacific Corp	12,430,973
62,271	*	United Continental Holdings, Inc	2,852,635
115,146		United Parcel Service, Inc (Class B)	12,098,390
		TOTAL TRANSPORTATION	64,158,121

UTILITIES - 3.3%
109,036		AES Corp	1,216,842
22,170		AGL Resources, Inc	1,460,116
39,319		Ameren Corp	1,887,312
82,348		American Electric Power Co, Inc	5,229,098
31,826		American Water Works Co, Inc	2,315,660
73,642		Centerpoint Energy, Inc	1,579,621
48,004		CMS Energy Corp	1,952,803
50,460		Consolidated Edison, Inc	3,764,316
99,859		Dominion Resources, Inc	7,136,923
29,463		DTE Energy Co	2,626,921
117,178		Duke Energy Corp	9,231,283
54,846		Edison International	3,878,161
28,806		Entergy Corp	2,165,635
51,450		Eversource Energy	2,903,838
155,316		Exelon Corp	5,450,038
74,859		FirstEnergy Corp	2,439,655
76,766		NextEra Energy, Inc	9,026,146
50,769		NiSource, Inc	1,152,964
64,666		NRG Energy, Inc	976,457
80,671		PG&E Corp	4,695,052
20,505		Pinnacle West Capital Corp	1,489,688
112,599		PPL Corp	4,238,226
84,559		Public Service Enterprise Group, Inc	3,900,707
22,951		SCANA Corp	1,576,504
38,744		Sempra Energy	4,004,192
153,762		Southern Co	7,703,476
44,306		TECO Energy, Inc	1,230,378
51,511		WEC Energy Group, Inc	2,998,455
88,668		Xcel Energy, Inc	3,549,380
		TOTAL UTILITIES	101,779,847
227

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	VALUE

	TOTAL COMMON STOCKS	$3,039,991,765
	(Cost $2,226,903,134)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.2%
$7,700,000	d	Federal Home Loan Bank (FHLB)	0.200%	05/02/16	7,700,000
		TOTAL GOVERNMENT AGENCY DEBT			7,700,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
30,775,373	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			30,775,373
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			30,775,373

		TOTAL SHORT-TERM INVESTMENTS			38,475,373
		(Cost $38,475,331)

		TOTAL INVESTMENTS - 100.8%			3,078,467,138
		(Cost $2,265,378,465)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(25,836,557)
		NET ASSETS - 100.0%			$3,052,630,581

Abbreviation(s):
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,017,032.
228

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.1%
76,485	*	American Axle & Manufacturing Holdings, Inc	$1,186,282
56,881		Cooper Tire & Rubber Co	1,964,670
13,258	*	Cooper-Standard Holding, Inc	1,022,324
150,091		Dana Holding Corp	1,940,677
26,917	*	Dorman Products, Inc	1,447,865
23,523		Drew Industries, Inc	1,524,996
31,308	*	Federal Mogul Corp (Class A)	289,286
17,196	*	Fox Factory Holding Corp	297,663
35,469	*	Gentherm, Inc	1,303,131
17,662	*	Horizon Global Corp	216,713
11,086		Metaldyne Performance Group, Inc	176,600
49,523	*	Modine Manufacturing Co	535,344
17,521	*	Motorcar Parts of America, Inc	561,898
20,057		Standard Motor Products, Inc	712,224
27,332	*	Stoneridge, Inc	389,754
3,609		Strattec Security Corp	190,916
25,375		Superior Industries International, Inc	662,795
58,106	*	Tenneco, Inc	3,097,050
21,226		Tower International, Inc	487,137
26,301		Winnebago Industries, Inc	569,154
		TOTAL AUTOMOBILES & COMPONENTS	18,576,479

BANKS - 11.4%
15,930		1st Source Corp	548,629
7,055		Access National Corp	138,701
3,483	*,e	Allegiance Bancshares, Inc	73,317
8,079		American National Bankshares, Inc	215,952
31,415		Ameris Bancorp	986,431
9,067	e	Ames National Corp	233,838
7,255	*,e	Anchor BanCorp Wisconsin, Inc	347,224
32,924		Apollo Residential Mortgage	446,449
11,333		Arrow Financial Corp	319,137
86,261		Astoria Financial Corp	1,297,365
44,060		Banc of California, Inc	896,621
7,774		Bancfirst Corp	484,864
29,328		Banco Latinoamericano de Exportaciones S.A. (Class E)	758,422
95,093		Bancorpsouth, Inc	2,233,735
53,792		Bank Mutual Corp	434,639
7,266		Bank of Marin Bancorp	356,179
78,030	e	Bank of the Ozarks, Inc	3,222,639
18,313		BankFinancial Corp	226,349
20,632		Banner Corp	882,637
5,605		Bar Harbor Bankshares	194,494
77,812		BBCN Bancorp, Inc	1,215,423
13,041	e	Bear State Financial, Inc	128,323
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

88,129	*	Beneficial Bancorp, Inc	$1,224,112
28,764		Berkshire Hills Bancorp, Inc	780,655
33,875		Blue Hills Bancorp, Inc	493,898
29,947		BNC Bancorp	669,615
64,800	*,e	BofI Holding, Inc	1,319,976
81,040		Boston Private Financial Holdings, Inc	990,309
15,658		Bridge Bancorp, Inc	476,630
69,647		Brookline Bancorp, Inc	792,583
19,341		Bryn Mawr Bank Corp	549,671
7,742	*	BSB Bancorp, Inc	184,027
9,349	*	C1 Financial, Inc	229,331
8,277		Camden National Corp	360,132
21,945		Capital Bank Financial Corp	663,397
10,709		Capital City Bank Group, Inc	158,707
142,187		Capitol Federal Financial	1,889,665
31,588		Cardinal Financial Corp	699,042
31,440	*	Cascade Bancorp	190,212
78,731		Cathay General Bancorp	2,402,870
44,381		Centerstate Banks of Florida, Inc	722,967
22,245		Central Pacific Financial Corp	519,198
3,258		Century Bancorp, Inc	138,465
16,272		Charter Financial Corp	203,888
34,510		Chemical Financial Corp	1,327,255
10,246		Citizens & Northern Corp	206,867
16,816		City Holding Co	826,002
26,018		Clifton Bancorp, Inc	387,148
13,729		CNB Financial Corp	245,612
35,823		CoBiz, Inc	433,817
57,452		Columbia Banking System, Inc	1,694,260
44,881	e	Community Bank System, Inc	1,775,941
15,152		Community Trust Bancorp, Inc	543,502
10,837	*,e	CommunityOne Bancorp	143,048
28,969		ConnectOne Bancorp, Inc	498,557
15,934	*	CU Bancorp	367,119
27,401	*	Customers Bancorp, Inc	711,878
107,686		CVB Financial Corp	1,850,046
32,145		Dime Community Bancshares	582,146
29,211	*	Eagle Bancorp, Inc	1,480,998
7,076		Enterprise Bancorp, Inc	170,744
19,421		Enterprise Financial Services Corp	531,553
2,048	*	Equity Bancshares, Inc	42,947
54,922	*	Essent Group Ltd	1,121,507
97,516		EverBank Financial Corp	1,470,541
7,391		Farmers Capital Bank Corp	207,761
28,475	*	FCB Financial Holdings, Inc	995,201
10,182		Federal Agricultural Mortgage Corp (Class C)	414,204
19,388		Fidelity Southern Corp	313,310
13,827		Financial Institutions, Inc	387,156
19,811		First Bancorp (NC)	404,144
139,368	*	First Bancorp (Puerto Rico)	543,535
10,483		First Bancorp, Inc	208,088
24,181		First Busey Corp	494,260
8,064		First Business Financial Services, Inc	204,100
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,995		First Citizens Bancshares, Inc (Class A)	$2,038,725
86,829		First Commonwealth Financial Corp	797,090
15,815		First Community Bancshares, Inc	329,110
16,091		First Connecticut Bancorp	277,248
9,327		First Defiance Financial Corp	369,163
59,479		First Financial Bancorp	1,159,841
66,480	e	First Financial Bankshares, Inc	2,152,622
13,094		First Financial Corp	463,920
19,038		First Interstate Bancsystem, Inc	515,930
40,031		First Merchants Corp	1,026,795
76,463		First Midwest Bancorp, Inc	1,413,036
14,845	*	First NBC Bank Holding Co	322,730
12,135		First of Long Island Corp	371,452
167,346		FirstMerit Corp	3,708,387
21,814	*	Flagstar Bancorp, Inc	516,337
29,148		Flushing Financial Corp	581,503
202,206		FNB Corp	2,673,163
11,182		Fox Chase Bancorp, Inc	220,397
6,096	*	Franklin Financial Network, Inc	184,953
172,322		Fulton Financial Corp	2,410,785
15,273		German American Bancorp, Inc	492,249
79,314		Glacier Bancorp, Inc	2,053,439
12,612		Great Southern Bancorp, Inc	477,490
44,219		Great Western Bancorp, Inc	1,393,783
14,264	*	Green Bancorp, Inc	116,394
14,000		Guaranty Bancorp	229,880
29,360	*,e	Hampton Roads Bankshares, Inc	51,674
76,759		Hancock Holding Co	1,993,431
32,090		Hanmi Financial Corp	741,921
18,994		Heartland Financial USA, Inc	636,489
24,314		Heritage Commerce Corp	253,838
30,598		Heritage Financial Corp	564,533
21,368		Heritage Oaks Bancorp	178,423
75,013	*	Hilltop Holdings, Inc	1,489,758
1,287		Hingham Institution for Savings	164,723
56,412		Home Bancshares, Inc	2,425,152
21,697	*	HomeStreet, Inc	467,570
19,712	*	HomeTrust Bancshares, Inc	365,658
11,432		Horizon Bancorp	278,941
38,386		IBERIABANK Corp	2,264,390
9,588	*	Impac Mortgage Holdings, Inc	136,150
25,720		Independent Bank Corp (MA)	1,209,612
21,819		Independent Bank Corp (MI)	330,558
9,302		Independent Bank Group, Inc	340,453
53,282		International Bancshares Corp	1,395,456
329,484		Investors Bancorp, Inc	3,805,540
91,104		Kearny Financial Corp	1,149,732
37,394		Lakeland Bancorp, Inc	414,699
16,213		Lakeland Financial Corp	766,713
49,058		LegacyTexas Financial Group, Inc	1,209,770
6,287	*,e	LendingTree, Inc	562,498
9,205	e	Live Oak Bancshares, Inc	144,887
21,309		MainSource Financial Group, Inc	465,602
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

73,969		MB Financial, Inc	$2,571,162
17,088		Mercantile Bank Corp	412,163
4,839		Merchants Bancshares, Inc	147,299
53,596		Meridian Bancorp, Inc	783,574
7,916		Meta Financial Group, Inc	392,792
338,490	*	MGIC Investment Corp	2,447,283
8,766		MidWestOne Financial Group, Inc	248,604
29,927		National Bank Holdings Corp	598,241
7,556	e	National Bankshares, Inc	271,940
5,763	*,e	National Commerce Corp	137,909
39,650	*,e	Nationstar Mortgage Holdings, Inc	459,544
43,313		NBT Bancorp, Inc	1,227,490
48,071	*	NMI Holdings, Inc	302,367
46,440		Northfield Bancorp, Inc	736,538
98,977		Northwest Bancshares, Inc	1,387,658
12,998	e	OceanFirst Financial Corp	253,201
51,712	*	Ocwen Financial Corp	116,869
46,066		OFG Bancorp	406,763
114,112		Old National Bancorp	1,529,101
27,653		Old Second Bancorp, Inc	197,995
10,165		Opus Bank	367,160
42,876		Oritani Financial Corp	743,041
19,565		Pacific Continental Corp	325,953
28,496	*	Pacific Premier Bancorp, Inc	662,817
13,835	e	Park National Corp	1,270,053
45,156		Park Sterling Bank	329,639
15,207		Peapack Gladstone Financial Corp	291,062
4,955	e	Penns Woods Bancorp, Inc	206,227
12,923	*	PennyMac Financial Services, Inc	164,639
18,166		Peoples Bancorp, Inc	390,387
7,171	e	Peoples Financial Services Corp	282,681
4,069		People’s Utah Bancorp	66,894
49,423	*	PHH Corp	634,097
35,260		Pinnacle Financial Partners, Inc	1,733,734
11,131		Preferred Bank	353,521
78,415		PrivateBancorp, Inc	3,262,848
70,666		Prosperity Bancshares, Inc	3,729,045
64,252		Provident Financial Services, Inc	1,283,755
11,024		QCR Holdings, Inc	284,088
189,455		Radian Group, Inc	2,423,129
39,385		Renasant Corp	1,352,481
10,205		Republic Bancorp, Inc (Class A)	278,699
37,329		S&T Bancorp, Inc	958,235
24,138		Sandy Spring Bancorp, Inc	690,105
29,398	*	Seacoast Banking Corp of Florida	476,836
21,719	e	ServisFirst Bancshares, Inc	1,070,312
10,766		Sierra Bancorp	189,589
29,106		Simmons First National Corp (Class A)	1,359,250
23,874		South State Corp	1,670,703
24,693		Southside Bancshares, Inc	721,283
21,572		Southwest Bancorp, Inc	346,231
34,872		State Bank & Trust Co	728,127
117,549		Sterling Bancorp/DE	1,920,751
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,028		Stock Yards Bancorp, Inc	$688,612
10,170		Stonegate Bank	320,355
14,162	*,e	Stonegate Mortgage Corp	81,715
11,789		Suffolk Bancorp	282,818
11,696	*	Sun Bancorp, Inc	251,347
53,015		Talmer Bancorp Inc	1,028,491
7,366		Territorial Bancorp, Inc	193,210
45,904	*	Texas Capital Bancshares, Inc	2,103,321
33,148	*	The Bancorp, Inc	187,949
14,715		Tompkins Trustco, Inc	961,478
44,352	e	TowneBank	931,392
22,289		Trico Bancshares	600,020
20,766	*	Tristate Capital Holdings, Inc	277,434
13,923	*	Triumph Bancorp, Inc	221,236
108,399		Trustco Bank Corp NY	694,838
72,256		Trustmark Corp	1,770,995
40,510		UMB Financial Corp	2,258,433
221,455		Umpqua Holdings Corp	3,505,633
48,676		Union Bankshares Corp	1,285,533
68,565	e	United Bankshares, Inc	2,652,780
51,119		United Community Banks, Inc	1,029,025
48,476		United Community Financial Corp	287,947
49,343		United Financial Bancorp, Inc (New)	640,472
18,988		Univest Corp of Pennsylvania	374,823
241,523		Valley National Bancorp	2,284,808
26,981	*	Walker & Dunlop, Inc	594,931
37,849	*	Walter Investment Management Corp	274,405
94,531		Washington Federal, Inc	2,296,158
14,496		Washington Trust Bancorp, Inc	530,988
29,408		Waterstone Financial, Inc	412,300
87,853		Webster Financial Corp	3,218,934
40,975		WesBanco, Inc	1,316,527
15,179		West Bancorporation, Inc	283,088
27,330	e	Westamerica Bancorporation	1,331,518
86,078	*	Western Alliance Bancorp	3,148,733
69,454		Wilshire Bancorp, Inc	748,020
46,719		Wintrust Financial Corp	2,430,322
31,219		WSFS Financial Corp	1,065,817
41,984		Yadkin Financial Corp	1,050,440
		TOTAL BANKS	190,801,269

CAPITAL GOODS - 7.7%
40,902		Aaon, Inc	1,084,721
34,624		AAR Corp	832,361
40,256	*	Accuride Corp	65,215
62,631		Actuant Corp (Class A)	1,672,874
32,824	e	Advanced Drainage Systems, Inc	758,891
36,336	*	Aegion Corp	771,413
61,543	*	Aerojet Rocketdyne Holdings, Inc	1,115,159
22,155	*	Aerovironment, Inc	639,836
61,906		Aircastle Ltd	1,343,360
9,655		Alamo Group, Inc	544,928
28,427		Albany International Corp (Class A)	1,145,324
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,660		Allied Motion Technologies, Inc	$143,523
27,408		Altra Holdings, Inc	786,610
19,600	*	Ameresco, Inc	87,612
9,795	e	American Railcar Industries, Inc	401,693
7,186		American Science & Engineering, Inc	205,879
12,743	*	American Woodmark Corp	928,200
28,481		Apogee Enterprises, Inc	1,180,253
39,152		Applied Industrial Technologies, Inc	1,794,336
12,958		Argan, Inc	442,904
19,388		Astec Industries, Inc	938,379
21,754	*	Astronics Corp	803,810
25,138		AZZ, Inc	1,380,579
53,414		Barnes Group, Inc	1,735,421
48,985	*	Beacon Roofing Supply, Inc	2,093,129
5,094	*,e	Blue Bird Corp	55,066
37,150	*	BMC Stock Holdings, Inc	651,982
43,520		Briggs & Stratton Corp	921,318
51,855	*	Builders FirstSource, Inc	575,072
17,366	*	CAI International, Inc	177,481
30,495	*	Chart Industries, Inc	784,941
17,514		CIRCOR International, Inc	988,665
51,289		Clarcor, Inc	3,014,255
19,970		Columbus McKinnon Corp	329,705
37,168		Comfort Systems USA, Inc	1,096,084
29,403	*	Commercial Vehicle Group, Inc	75,566
30,674	*	Continental Building Products Inc	601,517
23,449		Cubic Corp	974,775
45,319		Curtiss-Wright Corp	3,470,529
64,699	*	DigitalGlobe, Inc	1,433,730
22,415		Douglas Dynamics, Inc	513,528
10,767	*	Ducommun, Inc	171,303
12,479	*	DXP Enterprises, Inc	272,666
34,914	*,e	Dycom Industries, Inc	2,464,928
61,649		EMCOR Group, Inc	2,988,744
20,663		Encore Wire Corp	790,360
44,370		EnerSys	2,589,877
17,843		Engility Holdings, Inc	350,972
26,832	*,e	Enphase Energy, Inc	67,348
22,395		EnPro Industries, Inc	1,311,899
28,016		ESCO Technologies, Inc	1,078,056
29,998	*	Esterline Technologies Corp	2,059,663
60,919		Federal Signal Corp	833,981
50,053		Franklin Electric Co, Inc	1,581,174
11,886		Freightcar America, Inc	203,845
25,042	*	FuelCell Energy, Inc	149,250
69,230	*,e	Generac Holdings, Inc	2,639,048
47,839		General Cable Corp	748,202
31,408	*	Gibraltar Industries, Inc	830,742
20,984		Global Brass & Copper Holdings, Inc	568,666
19,926		Gorman-Rupp Co	563,707
9,437		Graham Corp	174,679
39,343		Granite Construction, Inc	1,754,304
58,993	*	Great Lakes Dredge & Dock Corp	269,598
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,592	e	Greenbrier Cos, Inc	$797,494
34,300		Griffon Corp	542,283
31,669		H&E Equipment Services, Inc	640,664
86,773		Harsco Corp	615,221
27,451	*,e	HC2 Holdings, Inc	105,961
19,010		HEICO Corp	1,165,503
39,150		HEICO Corp (Class A)	2,003,697
61,360		Hillenbrand, Inc	1,859,822
6,745		Hurco Cos, Inc	218,403
9,251		Hyster-Yale Materials Handling, Inc	566,624
18,487		Insteel Industries, Inc	535,938
29,351		John Bean Technologies Corp	1,530,361
10,874		Kadant, Inc	514,884
26,110		Kaman Corp	1,098,970
32,908	*	KEYW Holding Corp	226,736
51,438	*	KLX, Inc	1,734,489
54,060	*,e	Kratos Defense & Security Solutions, Inc	287,059
5,643	*	Lawson Products, Inc	110,546
11,212		LB Foster Co (Class A)	220,652
11,250	e	Lindsay Corp	860,175
20,502		LSI Industries, Inc	259,350
16,831	*	Lydall, Inc	619,212
29,740	*	Masonite International Corp	2,012,208
66,368	*	Mastec, Inc	1,503,899
97,927	*	Meritor, Inc	832,379
14,836	*,e	Milacron Holdings Corp	254,141
11,012		Miller Industries, Inc	234,115
36,500	*	Moog, Inc (Class A)	1,783,390
105,025	*	MRC Global, Inc	1,468,249
56,285		Mueller Industries, Inc	1,776,355
157,466		Mueller Water Products, Inc (Class A)	1,692,759
21,221	*	MYR Group, Inc	541,348
4,787		National Presto Industries, Inc	417,379
54,029	*,e	Navistar International Corp	815,298
27,481	*	NCI Building Systems, Inc	405,070
10,582	*,e	Neff Corp	90,476
26,497	e	NN, Inc	398,515
9,573	*	Nortek, Inc	451,463
9,087	*	Northwest Pipe Co	98,049
5,043	*	NV5 Holdings, Inc	125,218
2,779		Omega Flex, Inc	91,540
27,602	*	Orion Marine Group, Inc	161,196
12,687	*	Patrick Industries, Inc	581,699
47,234	*	Pgt, Inc	494,540
180,107	*,e	Plug Power, Inc	371,020
22,422	*	Ply Gem Holdings, Inc	328,482
8,999		Powell Industries, Inc	280,049
4,499	*,e	Power Solutions International, Inc	58,262
22,262	*	PowerSecure International, Inc	416,745
2,540		Preformed Line Products Co	106,604
37,795		Primoris Services Corp	884,025
23,380	*,e	Proto Labs, Inc	1,398,825
33,919		Quanex Building Products Corp	639,034
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,296		Raven Industries, Inc	$648,363
24,205	*	RBC Bearings, Inc	1,774,227
102,319	*	Rexnord Corp	2,230,554
34,488	*	Rush Enterprises, Inc (Class A)	679,069
44,065		Simpson Manufacturing Co, Inc	1,656,844
9,657	*	Sparton Corp	207,239
12,644		Standex International Corp	969,668
24,050		Sun Hydraulics Corp	850,889
17,231	*,e	Sunrun, Inc	135,780
33,219		TAL International Group, Inc	568,045
52,818	*,e	Taser International, Inc	964,457
34,791	*	Teledyne Technologies, Inc	3,233,823
18,735		Tennant Co	1,000,636
21,570	e	Textainer Group Holdings Ltd	332,825
11,638	*,e	The ExOne Company	153,854
32,109	*	Thermon Group Holdings	601,723
52,057	e	Titan International, Inc	345,138
16,874	*,e	Titan Machinery, Inc	219,362
32,223	*	Trex Co, Inc	1,528,981
44,157	*	Trimas Corp	799,242
38,852	*	Tutor Perini Corp	614,639
4,286		Twin Disc, Inc	56,790
42,782	*	Univar, Inc	744,407
20,214		Universal Forest Products, Inc	1,549,403
10,148	*	Vectrus, Inc	218,791
7,964	*	Veritiv Corp	326,683
16,534	*	Vicor Corp	158,561
67,217	*	Wabash National Corp	957,842
28,949		Watts Water Technologies, Inc (Class A)	1,617,381
61,287		Woodward Governor Co	3,322,368
10,800	*	Xerium Technologies, Inc	57,132
		TOTAL CAPITAL GOODS	128,774,728

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
54,806		ABM Industries, Inc	1,763,109
49,848		Acacia Research (Acacia Technologies)	240,267
110,371	*	ACCO Brands Corp	1,052,939
43,505	*	Advisory Board Co	1,376,498
40,180	*	ARC Document Solutions, Inc	165,542
6,953		Barrett Business Services, Inc	215,613
50,323		Brady Corp (Class A)	1,333,056
51,289		Brink’s Co	1,735,620
46,585	*	Casella Waste Systems, Inc (Class A)	333,549
47,794	*	CBIZ, Inc	486,543
14,084		CDI Corp	100,701
33,582		CEB, Inc	2,071,674
28,692		Ceco Environmental Corp	189,367
107,541	*,e	Civeo Corp	163,462
9,022	*	CRA International, Inc	195,777
49,292		Deluxe Corp	3,094,552
144,544	*,m	Dyax Corp	160,444
25,140		Ennis, Inc	491,236
39,056		Essendant, Inc	1,202,534
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,053		Exponent, Inc	$1,298,482
11,828	*	Franklin Covey Co	194,807
40,576	*	FTI Consulting, Inc	1,635,213
19,415		G & K Services, Inc (Class A)	1,371,670
16,192	*	GP Strategies Corp	377,921
70,081		Healthcare Services Group	2,652,566
18,314		Heidrick & Struggles International, Inc	361,335
13,051	*	Heritage-Crystal Clean, Inc	135,730
59,014		Herman Miller, Inc	1,780,452
35,918	*	Hill International, Inc	152,292
45,836		HNI Corp	2,003,950
21,647	*	Huron Consulting Group, Inc	1,203,790
19,123	*	ICF International, Inc	752,872
36,082	*	Innerworkings, Inc	294,790
15,789		Insperity, Inc	833,186
65,437		Interface, Inc	1,113,738
28,819		Kelly Services, Inc (Class A)	540,933
24,234		Kforce, Inc	460,688
36,396		Kimball International, Inc (Class B)	423,649
47,563		Knoll, Inc	1,110,596
50,577		Korn/Ferry International	1,372,660
32,488		Matthews International Corp (Class A)	1,710,168
26,961		McGrath RentCorp	657,309
16,925	*	Mistras Group, Inc	412,462
45,972		Mobile Mini, Inc	1,482,597
29,424		MSA Safety, Inc	1,415,000
12,695		Multi-Color Corp	759,542
47,061	*	Navigant Consulting, Inc	751,094
5,347	*	NL Industries, Inc	16,415
51,874	*	On Assignment, Inc	1,870,576
162,243	*	Pendrell Corp	83,539
34,238		Quad	429,687
41,885		Resources Connection, Inc	618,641
53,520	*	RPX Corp	593,002
16,304	*	SP Plus Corp	363,253
83,723		Steelcase, Inc (Class A)	1,277,613
29,097	*	Team, Inc	835,957
60,553		Tetra Tech, Inc	1,780,258
18,838	*	TRC Cos, Inc	161,253
41,085	*	TriNet Group, Inc	682,833
40,927	*	TrueBlue, Inc	764,926
15,645		Unifirst Corp	1,695,605
21,718		US Ecology, Inc	977,962
19,566		Viad Corp	582,088
9,292	*	Volt Information Sciences, Inc	69,783
4,151		VSE Corp	257,528
35,445	*	WageWorks, Inc	1,909,068
55,550		West Corp	1,190,436
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	59,792,398

CONSUMER DURABLES & APPAREL - 2.7%
12,479	e	Arctic Cat, Inc	207,526
10,215		Bassett Furniture Industries, Inc	301,445
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,360	*	Beazer Homes USA, Inc	$274,219
22,204	*	Black Diamond, Inc	94,367
76,905		CalAtlantic Group, Inc	2,489,415
83,655		Callaway Golf Co	781,338
8,892	*	Cavco Industries, Inc	779,739
16,957	*	Century Communities, Inc	292,339
8,692	*	Cherokee, Inc	135,943
28,617		Columbia Sportswear Co	1,676,098
76,715	*	CROCS, Inc	640,570
9,477		CSS Industries, Inc	264,977
9,636		Culp, Inc	252,849
32,833	*	Deckers Outdoor Corp	1,898,076
9,865		Escalade, Inc	117,689
24,832		Ethan Allen Interiors, Inc	845,281
5,851		Flexsteel Industries, Inc	239,247
40,232	*	G-III Apparel Group Ltd	1,820,498
22,516	*,e	Green Brick Partners, Inc	165,943
28,491	*	Helen of Troy Ltd	2,835,709
9,978		Hooker Furniture Corp	247,454
126,782	*,e	Hovnanian Enterprises, Inc (Class A)	211,726
48,463	*,e	Iconix Brand Group, Inc	410,966
19,435	*	Installed Building Products Inc	516,582
29,735	*,e	iRobot Corp	1,111,494
18,424	*,e	Jakks Pacific, Inc	138,180
5,339		Johnson Outdoors, Inc	128,830
75,738	e	KB Home	1,027,765
51,417		La-Z-Boy, Inc	1,330,158
14,190	*,e	LGI Homes, Inc	397,462
21,325		Libbey, Inc	396,645
11,087		Lifetime Brands, Inc	191,472
24,257	*	M/I Homes, Inc	487,566
17,373	*	Malibu Boats Inc	305,765
7,893		Marine Products Corp	64,644
6,594	*	MCBC Holdings, Inc	88,491
38,585		MDC Holdings, Inc	949,577
40,222	*	Meritage Homes Corp	1,368,755
15,730		Movado Group, Inc	443,743
4,040		Nacco Industries, Inc (Class A)	240,461
30,988	*	Nautilus, Inc	546,628
12,045	*,e	New Home Co Inc	134,061
14,575		Oxford Industries, Inc	968,072
44,256	*,e	Performance Sports Group Ltd	164,190
12,107	*	Perry Ellis International, Inc	230,638
43,530		Pool Corp	3,804,957
36,712	*	Sequential Brands Group, Inc	203,752
23,235	*	Skullcandy, Inc	79,231
53,379	*,e	Smith & Wesson Holding Corp	1,165,264
56,083	*	Steven Madden Ltd	1,963,466
18,799	e	Sturm Ruger & Co, Inc	1,203,700
7,215		Superior Uniform Group, Inc	137,229
34,190	*	Taylor Morrison Home Corp	492,336
163,484	*	TRI Pointe Homes, Inc	1,896,414
55,918	*	Tumi Holdings, Inc	1,491,892
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,745	*	Unifi, Inc	$379,831
14,656	*	Universal Electronics, Inc	973,305
21,621	*	Vera Bradley, Inc	379,232
26,016	*,e	Vince Holding Corp	160,779
15,105	*	WCI Communities, Inc	241,378
6,440		Weyco Group, Inc	180,578
19,491	*,e	William Lyon Homes, Inc	274,823
103,330		Wolverine World Wide, Inc	1,958,104
30,015	*	Zagg, Inc	240,420
		TOTAL CONSUMER DURABLES & APPAREL	45,441,284

CONSUMER SERVICES - 4.3%
26,531	*,e	2U, Inc	743,664
16,699	*	American Public Education, Inc	386,749
97,445	*	Apollo Group, Inc (Class A)	760,071
13,283	*	Ascent Media Corp (Series A)	200,175
96,334	*	Belmond Ltd.	882,419
21,171	*	BJ’s Restaurants, Inc	944,227
122,344		Bloomin’ Brands, Inc	2,287,833
20,135		Bob Evans Farms, Inc	916,948
8,102	*,e	Bojangles’, Inc	142,838
81,532	*	Boyd Gaming Corp	1,519,756
18,250	*	Bravo Brio Restaurant Group, Inc	134,502
15,511	*	Bridgepoint Education, Inc	147,975
37,391	*	Bright Horizons Family Solutions	2,453,597
18,879	*	Buffalo Wild Wings, Inc	2,523,367
45,166	*	Caesars Acquisition Co	341,907
58,150	*,e	Caesars Entertainment Corp	397,164
12,574	*	Cambium Learning Group, Inc	57,212
12,666		Capella Education Co	700,556
66,139	*	Career Education Corp	353,182
16,764		Carriage Services, Inc	409,544
35,305	*	Carrols Restaurant Group, Inc	491,093
48,782		Cheesecake Factory	2,488,370
83,666	*,e	Chegg, Inc	379,844
12,304		Churchill Downs, Inc	1,650,951
16,184	*,e	Chuy’s Holdings, Inc	494,259
43,456		ClubCorp Holdings, Inc	580,138
6,913		Collectors Universe	120,217
19,129	e	Cracker Barrel Old Country Store, Inc	2,800,677
22,773	*	Dave & Buster’s Entertainment, Inc	881,315
23,278	*	Del Frisco’s Restaurant Group, Inc	370,819
83,503	*	Denny’s Corp	825,845
63,483	e	DeVry Education Group, Inc	1,101,430
42,080	*,e	Diamond Resorts International, Inc	892,517
17,712		DineEquity, Inc	1,523,232
13,423	*,e	El Pollo Loco Holdings, Inc	177,049
27,723	*	Eldorado Resorts, Inc	363,449
2,870	*,e	Empire Resorts, Inc	47,728
26,352	*	Fiesta Restaurant Group, Inc	846,163
4,520	*,e	Fogo De Chao, Inc	75,439
47,202	*	Grand Canyon Education, Inc	2,064,143
11,225	*,e	Habit Restaurants, Inc	188,019
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

124,456	*	Houghton Mifflin Harcourt Co	$2,552,593
29,164		International Speedway Corp (Class A)	976,702
112,131	e	Interval Leisure Group, Inc	1,583,290
17,664	*	Intrawest Resorts Holdings Inc	152,617
22,518	*	Isle of Capri Casinos, Inc	335,518
13,518	*	J Alexander’s Holdings, Inc	139,235
34,928		Jack in the Box, Inc	2,359,386
14,065	*,e	Jamba, Inc	182,704
32,907	*	K12, Inc	404,427
8,254	*,e	Kona Grill, Inc	109,943
65,599	*	Krispy Kreme Doughnuts, Inc	1,142,079
91,327	*	La Quinta Holdings, Inc	1,166,246
5,829		Liberty Tax, Inc	69,657
95,607	*	LifeLock, Inc	1,112,865
17,871		Marcus Corp	345,804
23,597		Marriott Vacations Worldwide Corp	1,478,116
9,363	*	Monarch Casino & Resort, Inc	177,897
11,386	*,e	Noodles & Co	126,954
28,618		Papa John’s International, Inc	1,619,493
9,004	*,e	Papa Murphy’s Holdings, Inc	113,090
84,210	*	Penn National Gaming, Inc	1,358,307
61,177	*	Pinnacle Entertainment, Inc	675,394
15,628	*,e	Planet Fitness, Inc	240,046
22,991	*	Popeyes Louisiana Kitchen, Inc	1,235,996
21,421	*	Potbelly Corp	305,249
13,810	*	Red Robin Gourmet Burgers, Inc	895,717
40,609	*	Regis Corp	555,125
60,611	*	Ruby Tuesday, Inc	266,688
35,473		Ruth’s Chris Steak House, Inc	563,311
52,131	*,e	Scientific Games Corp (Class A)	517,139
71,068	e	SeaWorld Entertainment, Inc	1,416,385
5,632	*,e	Shake Shack, Inc	205,681
51,242		Sonic Corp	1,761,188
55,787		Sotheby’s (Class A)	1,519,638
12,021		Speedway Motorsports, Inc	210,608
1,636	*	Steak N Shake Co	611,766
11,331	*	Strayer Education, Inc	562,471
70,469		Texas Roadhouse, Inc (Class A)	2,869,498
20,600		Universal Technical Institute, Inc	81,370
36,363		Vail Resorts, Inc	4,714,099
27,948	*,e	Weight Watchers International, Inc	361,927
6,667	*	Wingstop, Inc	166,275
18,853	*,e	Zoe’s Kitchen, Inc	706,799
		TOTAL CONSUMER SERVICES	72,615,676

DIVERSIFIED FINANCIALS - 2.4%
23,512	e	Arlington Asset Investment Corp (Class A)	304,245
1,111	*	Ashford, Inc	50,550
6,214	*	Associated Capital Group, Inc	189,341
6,816	*,e	BBX Capital Corp	105,103
184,071		BGC Partners, Inc (Class A)	1,671,365
17,377		Calamos Asset Management, Inc (Class A)	143,186
26,787		Cash America International, Inc	990,047
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,775		Cohen & Steers, Inc	$894,374
112,577	*,e	Cowen Group, Inc	392,331
2,920		Diamond Hill Investment Group, Inc	511,759
25,958	*,e	Encore Capital Group, Inc	730,718
26,067	*	Enova International, Inc	229,650
33,961		Evercore Partners, Inc (Class A)	1,753,746
51,255	*	Ezcorp, Inc (Class A)	253,712
52,036	e	Financial Engines, Inc	1,676,080
27,630		First Cash Financial Services, Inc	1,263,520
78,266	*	FNFV Group	842,925
31,424		Gain Capital Holdings, Inc	215,254
6,214		GAMCO Investors, Inc (Class A)	245,888
45,862	*	Green Dot Corp	1,019,512
32,320		Greenhill & Co, Inc	711,686
37,726		HFF, Inc (Class A)	1,200,819
11,408		Houlihan Lokey, Inc	287,596
14,902	*	INTL FCStone, Inc	406,825
33,538		Investment Technology Group, Inc	654,662
49,335	e	iShares Russell 2000 Index Fund	5,543,281
146,561		Janus Capital Group, Inc	2,139,791
33,597	*	KCG Holdings, Inc	460,279
108,919	*,e	Ladenburg Thalmann Financial Services, Inc	291,903
37,667		MarketAxess Holdings, Inc	4,624,001
8,576		Marlin Business Services Corp	126,839
10,267	e	Medley Management, Inc	67,146
17,142		Moelis & Co	481,862
23,151		Nelnet, Inc (Class A)	970,258
23,615	*	NewStar Financial, Inc	227,176
24,695		OM Asset Management plc	331,407
11,319	*	On Deck Capital, Inc	97,683
10,059		Oppenheimer Holdings, Inc	153,701
22,714	*	Pico Holdings, Inc	225,550
13,012	*	Piper Jaffray Cos	542,731
48,197	*,e	PRA Group, Inc	1,599,176
12,342		Pzena Investment Management, Inc (Class A)	111,819
10,556	*	Regional Management Corp	174,385
15,588		Resource America, Inc (Class A)	98,516
21,041	*	Safeguard Scientifics, Inc	290,366
68,263	*	Stifel Financial Corp	2,246,535
29,168		Tiptree Financial, Inc	161,299
18,583		Virtu Financial, Inc	387,456
6,706		Virtus Investment Partners, Inc	524,543
7,734		Westwood Holdings Group, Inc	445,092
116,084	e	WisdomTree Investments, Inc	1,264,155
7,036	*,e	World Acceptance Corp	305,292
3,730	*,e	ZAIS Group Holdings, Inc	10,220
		TOTAL DIVERSIFIED FINANCIALS	40,647,356

ENERGY - 2.9%
95,186	*	Abraxas Petroleum Corp	144,683
2,024		Adams Resources & Energy, Inc	81,466
31,843	e	Alon USA Energy, Inc	334,352
69,082		Archrock, Inc	680,458
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,187	e	Ardmore Shipping Corp	$170,048
65,601	e	Atwood Oceanics, Inc	633,706
42,040	*,e	Basic Energy Services, Inc	134,528
51,663	*,e	Bill Barrett Corp	411,237
24,847	*,e	Bonanza Creek Energy, Inc	96,406
34,849		Bristow Group, Inc	798,739
55,813	*,e	C&J Energy Services Ltd	80,929
118,799	*	Callon Petroleum Co	1,248,577
22,536	e	CARBO Ceramics, Inc	334,660
58,559	*	Carrizo Oil & Gas, Inc	2,071,232
5,790	*,e	Clayton Williams Energy, Inc	104,973
71,771	*,e	Clean Energy Fuels Corp	205,265
80,854	*,e	Cloud Peak Energy, Inc	178,687
21,139	*	Contango Oil & Gas Co	265,929
57,750		Delek US Holdings, Inc	917,648
95,894		DHT Holdings, Inc	550,432
26,002	*,e	Dorian LPG Ltd	264,180
2,787	*,e	Earthstone Energy, Inc	38,488
48,511	*,e	Energy Fuels, Inc	114,001
20,076	*	Era Group, Inc	191,324
18,688	*,e	Erin Energy Corp	37,376
26,714		Evolution Petroleum Corp	147,996
155,844	*,e	EXCO Resources, Inc	236,883
34,541	*	Exterran Corp	528,477
72,910	*,e	Fairmount Santrol Holdings, Inc	291,640
59,573	*	Forum Energy Technologies, Inc	997,252
47,348	e	Frontline Ltd	390,148
44,986	e	GasLog Ltd	576,271
107,331	*,e	Gastar Exploration, Inc	213,589
17,835	*	Gener8 Maritime, Inc	128,947
13,377	*,e	Geospace Technologies Corp	218,848
37,962		Green Plains Renewable Energy, Inc	687,112
29,345	e	Gulfmark Offshore, Inc	198,959
11,677	e	Hallador Energy Co	54,532
112,665	*	Helix Energy Solutions Group, Inc	972,299
32,710	*,e	Hornbeck Offshore Services, Inc	384,015
16,123	*,e	Independence Contract Drilling, Inc	64,170
815	*,e	Isramco, Inc	75,934
28,980	*,e	Jones Energy, Inc (Class A)	139,104
81,055	*	Matador Resources Co	1,746,735
26,978	*	Matrix Service Co	508,266
237,512	*	McDermott International, Inc	1,078,304
12,792	*	Natural Gas Services Group, Inc	294,088
80,085	e	Navios Maritime Acq Corp	154,564
85,866	*	Newpark Resources, Inc	400,994
24,346	e	Nordic American Offshore Ltd	138,529
88,974	e	Nordic American Tanker Shipping	1,371,089
7,705	*,e	North Atlantic Drilling Ltd	29,125
63,901	*,e	Northern Oil And Gas, Inc	348,899
182,399	*	Oasis Petroleum, Inc	1,767,446
51,216	*	Oil States International, Inc	1,774,122
40,046	*	Pacific Ethanol, Inc	189,418
17,632		Panhandle Oil and Gas, Inc (Class A)	333,068
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,655	*	Par Petroleum Corp	$299,167
126,716	*	Parker Drilling Co	387,751
112,866	*	Parsley Energy, Inc	2,643,322
46,441	*	PDC Energy, Inc	2,916,030
12,236	*	PHI, Inc	274,331
66,714	*	Pioneer Energy Services Corp	207,481
45,997	*	Renewable Energy Group, Inc	447,091
6,632	*,e	Rex American Resources Corp	360,582
12,000	*	RigNet, Inc	205,200
29,991	*	Ring Energy, Inc	215,935
67,213	*	RSP Permian, Inc	2,057,390
55,367	*	Sanchez Energy Corp	497,749
182,425		Scorpio Tankers, Inc	1,141,980
19,291	*	SEACOR Holdings, Inc	1,133,732
43,666		SemGroup Corp	1,338,800
57,860	e	Ship Finance International Ltd	877,736
36,202	*,e	Solazyme, Inc	84,713
56,551	*,e	Stone Energy Corp	55,426
141,564	*	Synergy Resources Corp	1,022,092
99,116	e	Teekay Tankers Ltd (Class A)	390,517
42,038		Tesco Corp	397,679
81,516	*	Tetra Technologies, Inc	586,915
50,086	e	Tidewater, Inc	438,753
27,408	*,e	TransAtlantic Petroleum Ltd	29,875
53,024	*,e	Unit Corp	671,284
103,419	*,e	Uranium Energy Corp	83,852
63,295	e	US Silica Holdings Inc	1,617,187
41,216	*,e	W&T Offshore, Inc	99,331
71,933		Western Refining, Inc	1,924,927
17,749	*	Westmoreland Coal Co	126,550
		TOTAL ENERGY	49,063,525

FOOD & STAPLES RETAILING - 0.8%
27,713		Andersons, Inc	928,663
38,655		Casey’s General Stores, Inc	4,329,360
18,993	*	Chefs’ Warehouse Holdings, Inc	365,995
13,054		Ingles Markets, Inc (Class A)	470,858
9,375	*,e	Natural Grocers by Vitamin C	125,250
16,159	*,e	Performance Food Group Co	418,195
19,859		Pricesmart, Inc	1,718,598
23,742	*	Smart & Final Stores, Inc	377,973
37,784		Spartan Stores, Inc	1,046,617
264,872	*	Supervalu, Inc	1,332,306
50,221	*	United Natural Foods, Inc	1,791,383
7,291		Village Super Market (Class A)	177,900
12,916		Weis Markets, Inc	587,936
		TOTAL FOOD & STAPLES RETAILING	13,671,034

FOOD, BEVERAGE & TOBACCO - 2.3%
3,815	e	Alico, Inc	110,292
14,661	*,e	Amplify Snack Brands, Inc	225,926
7,945	*,e	Arcadia Biosciences, Inc	17,082
62,784		B&G Foods, Inc (Class A)	2,587,329
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,155	*	Boston Beer Co, Inc (Class A)	$1,428,912
14,549		Calavo Growers, Inc	831,766
30,756	e	Cal-Maine Foods, Inc	1,561,175
61,465	*,e	Castle Brands, Inc	54,907
4,575	e	Coca-Cola Bottling Co Consolidated	729,118
14,481	*	Craft Brewers Alliance, Inc	123,378
165,250	*	Darling International, Inc	2,394,472
97,504	e	Dean Foods Co	1,679,994
8,217	*	Farmer Bros Co	248,236
32,477		Fresh Del Monte Produce, Inc	1,404,955
20,309	*,e	Freshpet, Inc	168,158
19,110	*,e	Inventure Foods, Inc	136,828
15,438		J&J Snack Foods Corp	1,561,245
8,337		John B. Sanfilippo & Son, Inc	461,286
19,107		Lancaster Colony Corp	2,225,965
25,406	*	Landec Corp	285,817
4,622	*,e	Lifeway Foods, Inc	44,833
11,234	e	Limoneira Co	200,976
10,299		Mgp Ingredients, Inc	272,100
11,098	*	National Beverage Corp	518,720
22,029	*	Omega Protein Corp	409,519
61,882	*	Post Holdings, Inc	4,445,603
22,501	e	Sanderson Farms, Inc	2,064,242
259	*	Seaboard Corp	777,777
8,268	*	Seneca Foods Corp	269,454
69,273		Snyder’s-Lance, Inc	2,214,658
22,657	*	Synutra International, Inc	114,644
19,586	e	Tootsie Roll Industries, Inc	698,045
56,842	*	TreeHouse Foods, Inc	5,024,833
22,020	e	Universal Corp	1,201,191
86,851	e	Vector Group Ltd	1,875,982
		TOTAL FOOD, BEVERAGE & TOBACCO	38,369,418

HEALTH CARE EQUIPMENT & SERVICES - 7.1%
8,805	*,e	AAC Holdings, Inc	181,295
23,198		Abaxis, Inc	1,051,333
41,773	*	Abiomed, Inc	4,057,829
78,459	*,e	Accuray, Inc	420,540
29,143		Aceto Corp	653,677
6,267	*	Addus HomeCare Corp	115,939
6,458	*,e	Adeptus Health, Inc	439,919
38,892	*,e	Air Methods Corp	1,438,226
5,173	*	Alliance HealthCare Services, Inc	37,194
7,020	*	Almost Family, Inc	294,910
28,169	*	Amedisys, Inc	1,450,422
48,722	*	AMN Healthcare Services, Inc	1,730,118
53,929	*	Amsurg Corp	4,367,171
13,027		Analogic Corp	1,029,003
25,240	*	Angiodynamics, Inc	309,190
14,458	*	Anika Therapeutics, Inc	660,152
149,201	*,e	Antares Pharma, Inc	164,121
29,107	*	AtriCure, Inc	462,801
1,597		Atrion Corp	634,488
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

67,050	*,e	BioScrip, Inc	$177,012
27,871	*	BioTelemetry, Inc	438,411
34,273		Cantel Medical Corp	2,295,948
29,246	*	Capital Senior Living Corp	586,675
33,033	*	Cardiovascular Systems, Inc	461,801
35,236	*	Castlight Health, Inc	126,850
93,310	*,e	Cerus Corp	584,121
17,153		Chemed Corp	2,226,116
11,534	*	Civitas Solutions, Inc	231,141
11,962	e	Computer Programs & Systems, Inc	614,009
10,327	*,e	ConforMIS, Inc	127,951
28,826		Conmed Corp	1,193,973
6,408	*	Connecture, Inc	14,802
21,885	*,e	Corindus Vascular Robotics, Inc	22,979
9,624	*	Corvel Corp	435,005
31,495	*	Cross Country Healthcare, Inc	391,483
28,598		CryoLife, Inc	354,615
14,113	*	Cutera, Inc	164,558
22,254	*	Cynosure, Inc (Class A)	1,089,111
37,038	*,e	Diplomat Pharmacy, Inc	1,121,881
7,582	*,e	EndoChoice Holdings, Inc	41,853
73,585	*	Endologix, Inc	824,888
51,092		Ensign Group, Inc	1,152,635
6,007	*,e	Entellus Medical, Inc	87,342
12,750	*,e	Evolent Health, Inc	153,127
9,916	*	Exactech, Inc	225,490
40,950	*	ExamWorks Group, Inc	1,476,247
42,445	*	Five Star Quality Care, Inc	103,566
36,213	*	Genesis Health Care, Inc	91,257
42,505	*,e	GenMark Diagnostics, Inc	251,205
6,804	*	Glaukos Corp	128,187
68,834	*	Globus Medical, Inc	1,723,603
24,900	*	Greatbatch, Inc	866,520
53,370	*	Haemonetics Corp	1,730,789
47,835	*	Halyard Health, Inc	1,347,034
36,171	*	HealthEquity, Inc	909,701
91,976		Healthsouth Corp	3,813,325
24,596	*	HealthStream, Inc	556,361
30,759	*	Healthways, Inc	358,342
17,876	*,e	HeartWare International, Inc	596,343
88,829	*	HMS Holdings Corp	1,500,322
13,808	*	ICU Medical, Inc	1,371,687
8,932	*,e	Imprivata, Inc	108,256
15,933	*	Inogen Inc	778,486
56,136	*	Insulet Corp	1,869,329
27,750	*	Integra LifeSciences Holdings Corp	1,965,255
31,552	e	Invacare Corp	354,644
31,956	*,e	InVivo Therapeutics Holdings Corp	191,736
4,632	*,e	Invuity, Inc	31,498
2,727	*,e	iRadimed Corp	44,641
19,753	*	K2M Group Holdings, Inc	321,184
85,855		Kindred Healthcare, Inc	1,267,220
9,201		Landauer, Inc	319,643
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,399	*,e	Lantheus Holdings, Inc	$25,542
25,430	*,e	LDR Holding Corp	685,338
11,608		LeMaitre Vascular, Inc	192,461
12,864	*	LHC Group, Inc	518,934
44,500	*	LivaNova plc	2,346,485
24,717	*	Magellan Health Services, Inc	1,741,560
43,940	*	Masimo Corp	1,904,799
55,300	*	Medidata Solutions, Inc	2,412,739
44,324		Meridian Bioscience, Inc	847,032
43,379	*	Merit Medical Systems, Inc	878,425
39,784	*	Molina Healthcare, Inc	2,059,220
11,193		National Healthcare Corp	721,389
8,654		National Research Corp	124,531
32,137	*	Natus Medical, Inc	1,024,206
37,519	*	Neogen Corp	1,772,398
16,623	*	Nevro Corp	1,117,897
45,528	*,e	Nobilis Health Corp	192,128
8,688	*,e	Novocure Ltd	112,075
48,037	*	NuVasive, Inc	2,543,079
8,300	*	Nuvectra Corp	69,761
63,778	*	NxStage Medical, Inc	1,028,101
36,971	*	Omnicell, Inc	1,177,896
54,867	*	OraSure Technologies, Inc	393,945
18,461	*	Orthofix International NV	807,853
63,466		Owens & Minor, Inc	2,309,528
19,641	*,e	Oxford Immunotec Global plc	205,445
4,544	*	Penumbra, Inc	247,648
30,753	*	PharMerica Corp	727,001
9,976	*	Press Ganey Holdings, Inc	303,969
13,332	*	Providence Service Corp	664,467
49,568		Quality Systems, Inc	697,917
28,516	*	Quidel Corp	493,327
35,479	*	RadNet, Inc	179,169
50,507	*,e	Rockwell Medical, Inc	467,190
56,330	*	RTI Biologics, Inc	224,757
8,323	*	SeaSpine Holdings Corp	124,179
11,493	*	Second Sight Medical Products, Inc	54,362
102,681	*	Select Medical Holdings Corp	1,373,872
43,646	*,e	Spectranetics Corp	741,982
37,901	*,e	Staar Surgical Co	292,217
85,203		STERIS plc	6,021,296
15,895	*	Surgery Partners, Inc	258,930
21,052	*	Surgical Care Affiliates, Inc	1,017,864
13,101	*	SurModics, Inc	263,592
17,193	*,e	Tandem Diabetes Care, Inc	191,358
72,031	*,e	Team Health Holdings, Inc	3,013,057
9,360	*,e	Teladoc, Inc	113,724
48,044	*	TransEnterix, Inc	72,066
23,541	*	Triple-S Management Corp (Class B)	613,008
15,904	*,e	Trupanion, Inc	198,323
113,513	*,e	Unilife Corp	62,421
48,654		Universal American Corp	361,986
12,604		US Physical Therapy, Inc	628,435
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,848		Utah Medical Products, Inc	$257,431
19,308	*	Vascular Solutions, Inc	674,815
16,977	*,e	Veracyte, Inc	98,467
26,125	*	Vocera Communications, Inc	306,185
44,199	*	WellCare Health Plans, Inc	3,977,468
71,831		West Pharmaceutical Services, Inc	5,114,367
90,539	*	Wright Medical Group NV	1,700,322
32,522	*,e	Zeltiq Aesthetics, Inc	972,408
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	118,440,833

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
42,791	*	Central Garden and Pet Co (Class A)	697,065
26,107	*,e	Elizabeth Arden, Inc	267,075
83,011	*	HRG Group, Inc	1,195,358
16,566		Inter Parfums, Inc	507,251
12,038		Medifast, Inc	379,558
8,193	e	Natural Health Trends Corp	296,505
9,628		Nature’s Sunshine Products, Inc	92,236
7,732	*	Nutraceutical International Corp	182,398
4,674		Oil-Dri Corp of America	155,925
9,315	e	Orchids Paper Products Co	285,691
11,200	*	Revlon, Inc (Class A)	408,016
5,595	*,e	USANA Health Sciences, Inc	662,672
14,618		WD-40 Co	1,495,421
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,625,171

INSURANCE - 2.3%
45,910	*	AMBAC Financial Group, Inc	745,119
81,218		American Equity Investment Life Holding Co	1,137,052
18,496		Amerisafe, Inc	996,564
27,244		Argo Group International Holdings Ltd	1,497,603
10,991	*	Atlas Financial Holdings, Inc	193,112
7,899		Baldwin & Lyons, Inc (Class B)	193,052
47,780	*,e	Citizens, Inc (Class A)	389,407
185,368		Conseco, Inc	3,405,210
28,087		Crawford & Co (Class B)	189,306
5,771		Donegal Group, Inc (Class A)	88,354
18,842	*	eHealth, Inc	210,842
7,923		EMC Insurance Group, Inc	209,643
31,592		Employers Holdings, Inc	938,282
9,401	*	Enstar Group Ltd	1,489,494
10,915		FBL Financial Group, Inc (Class A)	660,030
14,381		Federated National Holding Co	273,958
10,994	e	Fidelity & Guaranty Life	290,681
107,808		First American Financial Corp	3,883,244
30,437	*	Greenlight Capital Re Ltd (Class A)	655,309
13,466	*	Hallmark Financial Services	152,031
8,715		HCI Group, Inc	261,101
24,156		Heritage Insurance Holdings, Inc	321,033
40,131		Horace Mann Educators Corp	1,248,074
6,381		Independence Holding Co	98,076
11,697		Infinity Property & Casualty Corp	937,632
11,302		James River Group Holdings Ltd	349,910
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,403		Kemper Corp	$1,312,797
49,309		Maiden Holdings Ltd	603,049
117,957	*	MBIA, Inc	920,065
39,603		National General Holdings Corp	799,585
6,976		National Interstate Corp	214,791
2,568		National Western Life Group, Inc	556,486
11,363	*	Navigators Group, Inc	938,697
29,023		OneBeacon Insurance Group Ltd (Class A)	359,885
8,254	*,e	Patriot National, Inc	68,673
47,455		Primerica, Inc	2,351,870
43,222		RLI Corp	2,687,544
15,271		Safety Insurance Group, Inc	864,491
57,270		Selective Insurance Group, Inc	1,987,842
15,535		State Auto Financial Corp	318,623
30,579		State National Cos, Inc	344,931
21,705		Stewart Information Services Corp	755,768
83,366	*	Third Point Reinsurance Ltd	948,705
8,122	*	United America Indemnity Ltd	255,437
19,725		United Fire & Casualty Co	884,075
16,671		United Insurance Holdings Corp	271,904
31,777	e	Universal Insurance Holdings, Inc	559,593
		TOTAL INSURANCE	38,818,930

MATERIALS - 4.2%
28,562		A. Schulman, Inc	796,594
3,977		AEP Industries, Inc	245,103
177,123	*,e	AK Steel Holding Corp	828,936
28,366		American Vanguard Corp	469,457
70,441		Axiall Corp	1,658,886
31,252		Balchem Corp	1,917,623
119,399	*	Berry Plastics Group, Inc	4,300,752
38,537	*	Boise Cascade Co	804,267
55,870		Calgon Carbon Corp	915,709
46,713		Carpenter Technology Corp	1,654,107
48,917	*	Century Aluminum Co	431,448
6,705		Chase Corp	377,424
66,407	*	Chemtura	1,849,435
19,438	*	Clearwater Paper Corp	1,161,226
180,525	*,e	Cliffs Natural Resources, Inc	951,367
139,033	*,e	Coeur Mining, Inc	1,126,167
116,556		Commercial Metals Co	2,088,684
7,758	*	Core Molding Technologies, Inc	91,001
11,876		Deltic Timber Corp	742,250
75,416	*	Ferro Corp	960,800
64,750		Ferroglobe plc	659,802
54,187	*,e	Flotek Industries, Inc	512,067
25,584		FutureFuel Corp	287,564
30,446		Greif, Inc (Class A)	1,056,476
50,708		H.B. Fuller Co	2,267,662
2,530	*	Handy & Harman Ltd	69,398
10,180		Hawkins, Inc	398,343
12,649		Haynes International, Inc	474,717
75,710	*	Headwaters, Inc	1,514,957
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

371,274	e	Hecla Mining Co	$1,600,191
20,371		Innophos Holdings, Inc	752,912
24,349		Innospec, Inc	1,177,518
54,841	*	Intrepid Potash, Inc	70,196
17,038		Kaiser Aluminum Corp	1,615,714
86,155		Kapstone Paper and Packaging Corp	1,369,003
9,445		KMG Chemicals, Inc	223,752
21,056	*	Koppers Holdings, Inc	529,137
30,936	*	Kraton Polymers LLC	702,557
20,428	e	Kronos Worldwide, Inc	135,846
145,682	*	Louisiana-Pacific Corp	2,476,594
20,608	*	LSB Industries, Inc	271,201
20,344		Materion Corp	589,773
34,645		Minerals Technologies, Inc	2,075,235
18,570	*	Multi Packaging Solutions International Ltd	308,633
24,696		Myers Industries, Inc	332,902
16,308		Neenah Paper, Inc	1,061,488
165,563		Olin Corp	3,607,618
8,900		Olympic Steel, Inc	201,318
45,790	*	Omnova Solutions, Inc	327,398
42,169		PH Glatfelter Co	966,935
88,207		PolyOne Corp	3,173,688
13,000		Quaker Chemical Corp	1,157,780
41,150		Rayonier Advanced Materials, Inc	421,787
23,788	*	Real Industry, Inc	210,286
23,109	*	Rentech, Inc	80,188
19,554	*,e	Ryerson Holding Corp	173,640
25,986		Schnitzer Steel Industries, Inc (Class A)	535,831
29,710		Schweitzer-Mauduit International, Inc	1,021,727
42,849	*,e	Senomyx, Inc	104,980
46,094		Sensient Technologies Corp	3,099,821
18,795		Stepan Co	1,151,946
119,760	*	Stillwater Mining Co	1,461,072
31,869	*	Summit Materials, Inc	666,062
70,729		SunCoke Energy, Inc	525,516
42,921		TimkenSteel Corp	546,814
20,093	*	Trecora Resources	230,065
24,432		Tredegar Corp	389,935
11,164	*	Trinseo S.A.	477,708
63,884	e	Tronox Ltd	465,076
1,928		United States Lime & Minerals, Inc	103,283
14,689	*	US Concrete, Inc	907,193
19,013	e	Valhi, Inc	37,456
47,666	*	Worthington Industries, Inc	1,799,392
		TOTAL MATERIALS	69,749,389

MEDIA - 1.6%
20,655		AMC Entertainment Holdings, Inc	582,058
23,893	*	Carmike Cinemas, Inc	716,551
84,159	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	223,863
32,930	*	Crown Media Holdings, Inc (Class A)	166,955
1,030	*,e	Daily Journal Corp	202,292
76,235	*,e	DreamWorks Animation SKG, Inc (Class A)	3,043,301
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,793	*	Entercom Communications Corp (Class A)	$281,153
65,278		Entravision Communications Corp (Class A)	518,960
29,536	*,e	Eros International plc	395,192
59,221		EW Scripps Co (Class A)	898,975
45,225	*,e	Global Eagle Entertainment, Inc	362,252
63,288	*	Gray Television, Inc	813,251
46,878		Harte-Hanks, Inc	85,318
9,856	*,e	Hemisphere Media Group, Inc	117,878
60,079	*	Imax Corp	1,922,528
13,752	*	Loral Space & Communications, Inc	504,423
45,405	e	MDC Partners, Inc	918,997
97,981	*	Media General, Inc	1,698,011
36,912		Meredith Corp	1,893,955
62,064		National CineMedia, Inc	881,309
45,515		New Media Investment Group, Inc	730,516
136,084		New York Times Co (Class A)	1,744,597
31,107	e	Nexstar Broadcasting Group, Inc (Class A)	1,596,722
16,165	*	Reading International, Inc	209,660
3,448		Saga Communications, Inc	144,988
26,005		Scholastic Corp	946,062
66,522	e	Sinclair Broadcast Group, Inc (Class A)	2,133,360
20,885	*	Sizmek, Inc	55,345
111,758		Time, Inc	1,642,843
6,971	*	Townsquare Media, Inc	74,171
29,557		Tribune Publishing Co	334,881
29,293	e	World Wrestling Entertainment, Inc (Class A)	487,435
		TOTAL MEDIA	26,327,802

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
15,470	*,e	Abeona Therapeutics, Inc	42,078
85,469	*,e	Acadia Pharmaceuticals, Inc	2,760,649
25,192	*,e	Accelerate Diagnostics, Inc	316,160
24,605	*	Acceleron Pharma, Inc	736,920
117,905	*	Achillion Pharmaceuticals, Inc	1,008,088
5,687	*,e	Aclaris Therapeutics, Inc	105,096
42,465	*	Acorda Therapeutics, Inc	1,097,720
12,163	*,e	Adamas Pharmaceuticals, Inc	205,311
8,151	*,e	Aduro Biotech, Inc	105,555
30,871	*,e	Advaxis, Inc	238,942
25,868	*,e	Aegerion Pharmaceuticals, Inc	73,724
21,413	*	Aerie Pharmaceuticals, Inc	339,610
23,562	*,e	Affimed NV	95,426
74,389	*,e	Agenus, Inc	261,849
10,076	*	Agile Therapeutics, Inc	58,340
10,825	*,e	Aimmune Therapeutics, Inc	140,184
31,073	*,e	Akebia Therapeutics, Inc	291,775
24,535	*,e	Albany Molecular Research, Inc	369,252
23,644	*	Alder Biopharmaceuticals, Inc	627,748
39,206	*,e	Alimera Sciences, Inc	87,037
35,513	*,e	AMAG Pharmaceuticals, Inc	941,805
117,084	*,e	Amicus Therapeutics, Inc	874,617
30,956	*	Amphastar Pharmaceuticals, Inc	380,759
41,296	*	Anacor Pharmaceuticals, Inc	2,590,911
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,046	*,e	ANI Pharmaceuticals, Inc	$365,852
40,458	*,e	Anthera Pharmaceuticals, Inc	149,695
8,593	*	Applied Genetic Technologies Corp	134,996
51,777	*,e	Aralez Pharmaceuticals, Inc	202,448
38,365	*,e	Aratana Therapeutics, Inc	230,574
21,614	*	Ardelyx, Inc	173,128
235,877	*,e	Arena Pharmaceuticals, Inc	405,708
170,296	*	Ariad Pharmaceuticals, Inc	1,222,725
147,456	*,e	Array Biopharma, Inc	470,385
60,850	*,e	Arrowhead Research Corp	352,321
14,007	*,e	Assembly Biosciences, Inc	84,042
10,258	*,e	Asterias Biotherapeutics, Inc	44,007
16,962	*	Atara Biotherapeutics, Inc	305,486
5,901	*,e	aTyr Pharma, Inc	21,008
23,588	*	Avalanche Biotechnologies, Inc	133,036
4,322	*	Avexis, Inc	108,050
13,753	*	Axovant Sciences Ltd	178,789
8,254	*,e	Bellicum Pharmaceuticals, Inc	83,696
72,307	*	BioCryst Pharmaceuticals, Inc	235,721
47,870	*,e	BioDelivery Sciences International, Inc	161,801
4,816	*	Biospecifics Technologies Corp	171,257
57,113	*,e	BioTime, Inc	166,770
9,145	*	Blueprint Medicines Corp	138,821
16,842	*,e	Calithera Biosciences, Inc	89,768
31,018	*	Cambrex Corp	1,496,308
20,459	*,e	Cara Therapeutics Inc	124,800
82,691	*	Catalent, Inc	2,441,865
73,488	*	Catalyst Pharmaceuticals, Inc	49,972
98,538	*,e	Celldex Therapeutics, Inc	394,152
11,627	*	Cellular Biomedicine Group, Inc	200,798
36,254	*,e	Cempra, Inc	613,780
73,212	*	Cepheid, Inc	2,089,470
27,703	*,e	ChemoCentryx, Inc	66,487
7,265	*,e	Chiasma, Inc	24,483
45,664	*	Chimerix, Inc	273,071
4,675	*,e	Cidara Therapeutics, Inc	62,551
29,056	*,e	Clovis Oncology, Inc	404,169
23,838	*,e	Coherus Biosciences, Inc	448,870
8,121	*,e	Collegium Pharmaceutical, Inc	154,786
14,967	*	Concert Pharmaceuticals Inc	208,640
60,245	*,e	Corcept Therapeutics, Inc	287,369
11,355	*	Corium International, Inc	50,870
40,459	*,e	CorMedix, Inc	169,119
108,471	*	Curis, Inc	216,942
35,133	*,e	Cytokinetics, Inc	285,983
7,663	*,e	CytomX Therapeutics, Inc	99,006
65,326	*,e	CytRx Corp	212,963
59,876	*,e	Depomed, Inc	1,040,645
15,776	*	Dermira, Inc	398,975
19,332	*,e	Dicerna Pharmaceuticals Inc	89,314
5,921	*	Dimension Therapeutics, Inc	42,098
109,347	*,e	Durect Corp	146,525
37,260	*,e	Dynavax Technologies Corp	611,437
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,657	*	Eagle Pharmaceuticals, Inc	$327,754
8,456	*,e	Edge Therapeutics, Inc	69,593
6,564	*,e	Editas Medicine, Inc	216,940
30,382	*	Emergent Biosolutions, Inc	1,170,315
16,121	*,e	Enanta Pharmaceuticals, Inc	470,733
37,543	*,e	Endocyte, Inc	146,418
43,416	*	Epizyme, Inc	452,395
13,139	*,e	Esperion Thereapeutics, Inc	215,348
95,532	*,e	Exact Sciences Corp	670,635
225,417	*,e	Exelixis, Inc	1,039,172
24,047	*,e	Fibrocell Science, Inc	66,370
47,668	*	FibroGen, Inc	858,024
23,032	*	Five Prime Therapeutics, Inc	1,096,093
5,228	*,e	Flex Pharma, Inc	57,299
13,563	*	Flexion Therapeutics Inc	141,055
28,059	*,e	Fluidigm Corp	268,805
22,064	*,e	Foamix Pharmaceuticals Ltd	139,224
11,781	*,e	Foundation Medicine, Inc	187,907
194,934	*,e	Galena Biopharma, Inc	269,009
22,342	*,e	Genocea Biosciences Inc	98,305
17,642	*	Genomic Health, Inc	463,632
160,088	*,e	Geron Corp	472,260
6,696	*	Global Blood Therapeutics, Inc	135,058
107,127	*,e	Halozyme Therapeutics, Inc	1,130,190
32,692	*	Harvard Bioscience, Inc	97,095
29,543	*	Heron Therapeutics, Inc	633,402
5,541	*	Heska Corp	169,555
100,475	*,e	Idera Pharmaceuticals, Inc	166,788
21,188	*,e	Ignyta, Inc	146,621
13,745	*,e	Immune Design Corp	187,482
85,876	*,e	Immunogen, Inc	588,251
93,914	*,e	Immunomedics, Inc	333,395
71,491	*	Impax Laboratories, Inc	2,384,225
13,670	*	INC Research Holdings, Inc	657,937
52,474	*	Infinity Pharmaceuticals, Inc	304,349
86,329	e	Innoviva, Inc	1,065,300
72,905	*,e	Inovio Pharmaceuticals, Inc	764,044
63,662	*	Insmed, Inc	773,493
24,772	*,e	Insys Therapeutics, Inc	358,946
15,805	*	Intersect ENT, Inc	316,890
27,128	*	Intra-Cellular Therapies, Inc	931,033
7,081	*,e	Invitae Corp	67,553
124,952	*,e	Ironwood Pharmaceuticals, Inc	1,305,748
24,634	*,e	Karyopharm Therapeutics, Inc	229,096
103,737	*,e	Keryx Biopharmaceuticals, Inc	564,329
32,712	*,e	Kite Pharma, Inc	1,513,911
14,091	*	La Jolla Pharmaceutical Co	260,824
26,477	*,e	Lannett Co, Inc	507,829
40,501	*,e	Lexicon Pharmaceuticals, Inc	559,319
17,726	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,142,542
43,969	*,e	Lion Biotechnologies, Inc	249,304
9,557	*,e	Loxo Oncology, Inc	220,289
41,556	*	Luminex Corp	835,276
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,201	*	MacroGenics, Inc	$641,493
246,072	*,e	MannKind Corp	332,197
22,117	*	Medgenics, Inc	105,498
65,817	*	Medicines Co	2,342,427
117,464	*,e	Merrimack Pharmaceuticals, Inc	831,645
108,804	*,e	MiMedx Group, Inc	819,294
11,737	*,e	Mirati Therapeutics, Inc	243,191
60,703	*	Momenta Pharmaceuticals, Inc	577,286
6,378	*,e	MyoKardia, Inc	72,964
69,707	*,e	Myriad Genetics, Inc	2,509,452
14,043	*,e	NanoString Technologies, Inc	223,565
6,440	*,e	NantKwest, Inc	53,388
10,484	*,e	Natera, Inc	102,953
146,915	*,e	Navidea Biopharmceuticals, Inc	202,743
131,055	*	Nektar Therapeutics	2,054,942
53,101	*	NeoGenomics, Inc	432,242
5,394	*,e	Neos Therapeutics, Inc	48,924
85,319	*	Neurocrine Biosciences, Inc	3,888,840
20,569	*,e	NewLink Genetics Corp	333,423
4,804	*	Nivalis Therapeutics, Inc	20,321
68,184	*,e	Northwest Biotherapeutics, Inc	95,458
267,188	*,e	Novavax, Inc	1,400,065
15,143	*,e	Ocular Therapeutix, Inc	185,956
40,157	*,e	Omeros Corp	532,080
2,855	*,e	Oncocyte Corp	14,817
19,631	*,e	OncoMed Pharmaceuticals, Inc	243,424
106,102	*,e	Oncothyreon, Inc	137,933
23,695	*	Ophthotech Corp	1,107,504
110,061	*,e	Orexigen Therapeutics, Inc	49,197
92,107	*,e	Organovo Holdings, Inc	250,531
18,769	e	Osiris Therapeutics, Inc	105,294
18,250	*	Otonomy, Inc	260,245
23,800	*,e	OvaScience, Inc	199,444
69,770	*	Pacific Biosciences of California, Inc	673,280
36,471	*,e	Pacira Pharmaceuticals, Inc	1,973,446
11,855	e	Paratek Pharmaceuticals, Inc	161,465
55,403	*	Parexel International Corp	3,385,123
163,983		PDL BioPharma, Inc	618,216
207,737	*,e	Peregrine Pharmaceuticals, Inc	73,560
46,713	*,e	Pernix Therapeutics Holdings, Inc	35,039
17,617	*	Pfenex, Inc	143,755
17,320		Phibro Animal Health Corp	359,217
50,505	*	Portola Pharmaceuticals, Inc	1,199,999
19,664	*	PRA Health Sciences, Inc	933,057
52,112	*	Prestige Brands Holdings, Inc	2,958,919
67,891	*	Progenics Pharmaceuticals, Inc	360,501
7,545	*,e	Proteon Therapeutics, Inc	73,639
34,350	*	Prothena Corp plc	1,483,576
33,647	*,e	PTC Therapeutics, Inc	249,661
33,841	*,e	Radius Health, Inc	1,204,740
82,716	*	Raptor Pharmaceutical Corp	406,136
7,270	*,e	REGENXBIO, Inc	75,753
30,047	*,e	Regulus Therapeutics, Inc	175,474
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,139	*,e	Relypsa, Inc	$599,816
32,962	*	Repligen Corp	878,108
34,838	*	Retrophin, Inc	480,068
19,551	*,e	Revance Therapeutics, Inc	359,347
86,426	*	Rigel Pharmaceuticals, Inc	244,586
15,708	*,e	Sage Therapeutics, Inc	592,034
21,983	*	Sagent Pharmaceuticals	255,882
73,761	*,e	Sangamo Biosciences, Inc	464,694
45,155	*,e	Sarepta Therapeutics, Inc	640,749
48,404	*	Sciclone Pharmaceuticals, Inc	638,933
115,305	*,e	Sequenom, Inc	147,590
8,305	*,e	Seres Therapeutics, Inc	245,164
30,624	*,e	Sorrento Therapeutics, Inc	210,081
9,327	*,e	Spark Therapeutics, Inc	334,746
65,459	*	Spectrum Pharmaceuticals, Inc	464,104
15,450	*,e	Stemline Therapeutics, Inc	84,975
25,678	*	Sucampo Pharmaceuticals, Inc (Class A)	276,809
35,302	*	Supernus Pharmaceuticals, Inc	605,782
100,285	*,e	Synergy Pharmaceuticals, Inc	314,895
12,173	*,e	T2 Biosystems, Inc	111,626
40,334	*,e	Teligent, Inc	222,644
23,081	*,e	TESARO, Inc	956,477
41,531	*,e	Tetraphase Pharmaceuticals, Inc	232,574
39,309	*,e	TG Therapeutics, Inc	358,105
146,822	*,e	TherapeuticsMD, Inc	1,211,281
28,489	*,e	Theravance Biopharma, Inc	591,147
3,064	*	Tobira Therapeutics, Inc	24,114
9,184	*,e	Tokai Pharmaceuticals, Inc	67,319
32,540	*	Trevena, Inc	253,487
29,211	*,e	Trovagene, Inc	117,428
38,700	*	Ultragenyx Pharmaceutical, Inc	2,616,894
40,506	*	Vanda Pharmaceuticals, Inc	360,503
54,433	*,e	Verastem, Inc	89,814
22,134	*,e	Versartis, Inc	200,534
23,699	*,e	Vital Therapies, Inc	203,100
109,188	*,e	Vivus, Inc	180,160
5,862	*,e	Voyager Therapeutics, Inc	68,292
5,470	*	vTv Therapeutics, Inc	34,461
3,977	*	XBiotech, Inc	50,707
29,823	*	Xencor Inc	365,332
59,536	*	Xenoport, Inc	261,958
16,091	*	Zafgen, Inc	102,500
117,824	*,e	ZIOPHARM Oncology, Inc	926,097
24,312	*	Zogenix, Inc	249,198
4,796	*,e	Zynerba Pharmaceuticals, Inc	39,087
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	115,278,942

REAL ESTATE - 10.2%
67,364		Acadia Realty Trust	2,270,167
27,725		AG Mortgage Investment Trust	371,238
20,345		Agree Realty Corp	788,979
49,088		Alexander & Baldwin, Inc	1,877,125
2,326		Alexander’s, Inc	890,090
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

1,629	*,e	Altisource Asset Management Corp	$27,286
14,162	*,e	Altisource Portfolio Solutions S.A.	443,129
55,732		Altisource Residential Corp	647,606
36,610		American Assets Trust,Inc	1,452,319
49,859		American Capital Mortgage, Inc	739,409
104,621		Anworth Mortgage Asset Corp	493,811
56,957		Apollo Commercial Real Estate Finance, Inc	907,325
26,436		Ares Commercial Real Estate Corp	317,232
33,876		Armada Hoffler Properties, Inc	396,349
38,162		ARMOUR Residential REIT, Inc	812,087
27,326		Ashford Hospitality Prime, Inc	305,778
82,127		Ashford Hospitality Trust, Inc	459,090
11,871	*,e	AV Homes, Inc	136,516
18,364		Bluerock Residential Growth REIT, Inc	200,902
93,423		Capstead Mortgage Corp	908,072
58,741		CareTrust REIT, Inc	747,185
39,744		CatchMark Timber Trust Inc	421,684
83,032		Cedar Realty Trust, Inc	574,581
37,765		Chatham Lodging Trust	804,772
58,199		Chesapeake Lodging Trust	1,433,441
113,628		Colony Financial, Inc	2,008,943
40,921		Colony Starwood Homes	997,245
4,072	e	Consolidated-Tomoka Land Co	200,750
11,783		CorEnergy Infrastructure Trust, Inc	250,860
23,728		Coresite Realty	1,777,939
211,279		Cousins Properties, Inc	2,186,738
177,589		CubeSmart	5,258,410
72,460		CyrusOne, Inc	3,197,660
154,156		CYS Investments, Inc	1,250,205
91,075		DCT Industrial Trust, Inc	3,676,698
198,604		DiamondRock Hospitality Co	1,769,562
70,187		DuPont Fabros Technology, Inc	2,794,846
53,467		Dynex Capital, Inc	347,535
13,241		Easterly Government Properties, Inc	244,296
31,835		EastGroup Properties, Inc	1,902,141
62,531		Education Realty Trust, Inc	2,486,858
56,442		Entertainment Properties Trust	3,718,399
78,548		Equity One, Inc	2,222,908
152,058		FelCor Lodging Trust, Inc	1,088,735
114,594		First Industrial Realty Trust, Inc	2,628,786
65,597		First Potomac Realty Trust	551,671
32,814	*,e	Forestar Group, Inc	442,989
97,190		Franklin Street Properties Corp	1,032,158
5,672	*	FRP Holdings, Inc	206,915
52,000		Gaming and Leisure Properties, Inc	1,705,095
73,714		Geo Group, Inc	2,361,059
25,052		Getty Realty Corp	493,023
20,564		Gladstone Commercial Corp	346,092
74,589		Government Properties Income Trust	1,411,224
427,240		Gramercy Property Trust	3,618,723
4,038		Great Ajax Corp	54,998
38,189		Hannon Armstrong Sustainable Infrastructure Capital, Inc	740,867
102,879		Hatteras Financial Corp	1,634,747
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

102,591		Healthcare Realty Trust, Inc	$3,106,455
47,890		Hersha Hospitality Trust	923,798
94,223		Highwoods Properties, Inc	4,403,041
76,530		Hudson Pacific Properties	2,238,502
31,039		Independence Realty Trust, Inc	222,550
114,114		Invesco Mortgage Capital, Inc	1,466,365
120,145		Investors Real Estate Trust	723,273
83,369	*	iStar Financial, Inc	817,016
91,351		Kennedy-Wilson Holdings, Inc	1,974,095
82,307		Kite Realty Group Trust	2,241,220
42,610		Ladder Capital Corp	507,485
112,168		LaSalle Hotel Properties	2,680,815
200,368		Lexington Realty Trust	1,759,231
39,117		LTC Properties, Inc	1,814,638
92,296		Mack-Cali Realty Corp	2,359,086
13,574	*	Marcus & Millichap, Inc	340,436
233,266		Medical Properties Trust, Inc	3,104,770
63,440		Monmouth Real Estate Investment Corp (Class A)	729,560
162,484		Monogram Residential Trust, Inc	1,645,963
37,306		National Health Investors, Inc	2,540,166
23,890		National Storage Affiliates Trust	466,333
234,029		New Residential Investment Corp	2,831,751
87,452		New Senior Investment Group, Inc	944,482
106,701		New York Mortgage Trust, Inc	554,845
160,924		New York REIT, Inc	1,581,883
17,860		NexPoint Residential Trust, Inc	251,112
12,738		One Liberty Properties, Inc	298,324
22,189		Orchid Island Capital, Inc	214,789
82,314		Parkway Properties, Inc	1,354,065
72,227		Pebblebrook Hotel Trust	1,996,354
72,416		Pennsylvania REIT	1,661,223
72,859		Pennymac Mortgage Investment Trust	990,154
135,283		Physicians Realty Trust	2,452,681
42,819		Potlatch Corp	1,508,085
21,712		Preferred Apartment Communities, Inc	267,926
20,393		PS Business Parks, Inc	1,952,834
32,780		QTS Realty Trust, Inc	1,587,208
89,788		RAIT Investment Trust	272,955
77,193		Ramco-Gershenson Properties	1,367,088
10,771		Re/Max Holdings, Inc	396,373
82,219		Redwood Trust, Inc	1,065,558
32,662		Resource Capital Corp	388,025
99,243		Retail Opportunities Investment Corp	1,952,110
66,064		Rexford Industrial Realty, Inc	1,240,021
129,890		RLJ Lodging Trust	2,736,782
6,966		RMR Group, Inc	173,593
35,729		Rouse Properties, Inc	659,915
42,496		Ryman Hospitality Properties	2,189,819
65,424		Sabra Healthcare REIT, Inc	1,379,792
11,205		Saul Centers, Inc	595,882
61,858		Select Income REIT	1,432,013
32,965		Silver Bay Realty Trust Corp	481,289
39,999		Sovran Self Storage, Inc	4,248,694
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

55,401	*,e	St. Joe Co	$933,507
63,467	*	STAG Industrial, Inc	1,266,801
39,755		STORE Capital Corp	1,020,511
85,107		Summit Hotel Properties, Inc	970,220
56,395		Sun Communities, Inc	3,827,528
211,792		Sunstone Hotel Investors, Inc	2,713,055
13,376	*	Tejon Ranch Co	301,228
42,494		Terreno Realty Corp	967,588
23,702		UMH Properties, Inc	232,280
30,228	m	United Development Funding IV	96,730
12,310		Universal Health Realty Income Trust	672,126
91,610		Urban Edge Properties	2,376,363
28,521		Urstadt Biddle Properties, Inc (Class A)	586,392
67,209		Washington REIT	1,926,882
40,897		Western Asset Mortgage Capital Corp	407,743
26,674		Whitestone REIT	358,232
109,679		Xenia Hotels & Resorts, Inc	1,686,863
		TOTAL REAL ESTATE	170,471,720

RETAILING - 3.7%
24,384	*	1-800-FLOWERS.COM, Inc (Class A)	191,414
69,736	e	Abercrombie & Fitch Co (Class A)	1,864,043
181,587	e	American Eagle Outfitters, Inc	2,598,510
8,046	*,e	America’s Car-Mart, Inc	213,782
25,150	*	Asbury Automotive Group, Inc	1,524,593
171,287	*	Ascena Retail Group, Inc	1,509,038
31,946	*	Barnes & Noble Education, Inc	299,015
50,548		Barnes & Noble, Inc	593,939
17,760		Big 5 Sporting Goods Corp	214,718
49,419		Big Lots, Inc	2,266,355
11,975		Blue Nile, Inc	308,716
12,382	*,e	Boot Barn Holdings, Inc	101,532
28,528	e	Buckle, Inc	825,600
13,582	*	Build-A-Bear Workshop, Inc	178,875
71,672	*	Burlington Stores, Inc	4,083,154
42,710		Caleres, Inc	1,076,719
25,862		Cato Corp (Class A)	946,291
143,080		Chico’s FAS, Inc	1,804,239
20,681		Children’s Place Retail Stores, Inc	1,611,257
15,428		Citi Trends, Inc	277,087
27,369	*,e	Conn’s, Inc	376,050
15,469	*	Container Store Group, Inc	109,830
23,162		Core-Mark Holding Co, Inc	1,891,409
38,739	*	Destination XL Group, Inc	208,028
7,518	*,e	Duluth Holdings, Inc	178,853
19,614	*	Etsy, Inc	172,211
85,515	*	Express Parent LLC	1,554,663
13,392	*,e	Fenix Parts, Inc	67,496
44,921		Finish Line, Inc (Class A)	887,190
54,779	*,e	Five Below, Inc	2,284,284
43,084	*	Francesca’s Holdings Corp	715,194
38,568	e	Fred’s, Inc (Class A)	565,793
18,115	*	FTD Cos, Inc	503,778
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,195	*	Genesco, Inc	$1,535,450
23,025		Group 1 Automotive, Inc	1,515,966
61,642		Guess?, Inc	1,131,131
19,812		Haverty Furniture Cos, Inc	369,890
24,711	*,e	Hibbett Sports, Inc	892,067
33,409		HSN, Inc	1,771,679
16,867		Kirkland’s, Inc	276,956
16,071	*	Lands’ End, Inc	391,007
75,174	*	Liberty TripAdvisor Holdings, Inc	1,658,338
22,840		Lithia Motors, Inc (Class A)	1,896,177
27,029	*,e	Lumber Liquidators, Inc	403,002
24,891	*	MarineMax, Inc	473,178
20,877	*,e	Mattress Firm Holding Corp	814,621
31,943		Monro Muffler, Inc	2,211,094
28,196		Nutri/System, Inc	620,876
10,226	*,e	Ollie’s Bargain Outlet Holdings, Inc	270,478
18,750	e	Outerwall, Inc	774,563
12,308	*	Overstock.com, Inc	179,574
25,493	*	Party City Holdco, Inc	365,315
22,104	e	PetMed Express, Inc	404,503
90,142		Pier 1 Imports, Inc	621,078
52,629		Rent-A-Center, Inc	773,646
33,267	*,e	Restoration Hardware Holdings, Inc	1,439,463
51,844	*	Select Comfort Corp	1,279,510
14,764		Shoe Carnival, Inc	378,401
36,761	*	Shutterfly, Inc	1,690,271
32,127		Sonic Automotive, Inc (Class A)	602,703
17,558	*	Sportsman’s Warehouse Holdings, Inc	199,810
31,143	e	Stage Stores, Inc	229,212
28,620		Stein Mart, Inc	207,209
49,697		Tailored Brands, Inc	865,722
28,109	*,e	Tile Shop Holdings, Inc	501,465
10,913	*	Tilly’s, Inc	68,643
43,429	*	Tuesday Morning Corp	376,964
24,429	*,e	Vitamin Shoppe, Inc	668,622
22,684	*	VOXX International Corp (Class A)	101,851
20,597	*,e	Wayfair, Inc	777,537
17,573	*	West Marine, Inc	176,081
2,170		Winmark Corp	206,584
19,728	*	Zumiez, Inc	331,036
		TOTAL RETAILING	61,455,329

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
40,359	*	Advanced Energy Industries, Inc	1,305,614
630,371	*,e	Advanced Micro Devices, Inc	2,237,817
24,661	*	Alpha & Omega Semiconductor Ltd	320,346
31,447	*	Ambarella, Inc	1,292,472
100,771	*	Amkor Technology, Inc	575,403
78,351	*,e	Applied Micro Circuits Corp	488,910
114,808	*	Axcelis Technologies, Inc	328,351
65,818		Brooks Automation, Inc	622,638
25,426		Cabot Microelectronics Corp	1,065,095
13,374	*	Cascade Microtech, Inc	279,650
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,113	*	Cavium, Inc	$2,770,299
20,232	*	Ceva, Inc	466,550
16	*,m	China Energy Savings Technology, Inc	0
62,952	*	Cirrus Logic, Inc	2,272,567
24,765		Cohu, Inc	286,283
41,734	*	Diodes, Inc	777,087
20,670	*	DSP Group, Inc	196,365
140,576	*	Entegris, Inc	1,868,255
39,003	*	Exar Corp	237,918
115,687	*	Fairchild Semiconductor International, Inc	2,313,740
60,184	*	Formfactor, Inc	463,417
38,575	*	Inphi Corp	1,144,520
136,250	*	Integrated Device Technology, Inc	2,626,900
132,059		Intersil Corp (Class A)	1,543,770
24,815		IXYS Corp	268,002
68,467	*	Kopin Corp	113,655
120,553	*,e	Lattice Semiconductor Corp	671,480
23,722	*,e	MA-COM Technology Solutions	969,993
72,816	*	Mattson Technology, Inc	265,778
55,067	*	MaxLinear, Inc	922,372
108,896	*	Microsemi Corp	3,679,596
55,672		MKS Instruments, Inc	1,996,398
39,436		Monolithic Power Systems, Inc	2,461,595
23,076	*	Nanometrics, Inc	412,137
29,729	*	NeoPhotonics Corp Ltd	356,451
4,803		NVE Corp	275,596
26,317	*	PDF Solutions, Inc	353,964
65,322	*	Photronics, Inc	691,107
28,770		Power Integrations, Inc	1,388,153
115,930	*,e	Rambus, Inc	1,347,107
31,230	*	Rudolph Technologies, Inc	433,160
65,071	*	Semtech Corp	1,408,137
34,576	*	Sigma Designs, Inc	218,866
43,241	*	Silicon Laboratories, Inc	2,023,679
53,821		Tessera Technologies, Inc	1,545,739
32,683	*	Ultra Clean Holdings	185,966
26,957	*	Ultratech, Inc	584,697
41,611	*	Veeco Instruments, Inc	766,059
55,509	*	Xcerra Corp	327,503
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	49,151,157

SOFTWARE & SERVICES - 9.2%
10,176	*,e	6D Global Technologies, Inc	1,628
36,452	*	A10 Networks, Inc	217,618
117,215	*	ACI Worldwide, Inc	2,343,128
39,588	*	Actua Corp	375,294
80,500	*	Acxiom Corp	1,768,585
7,921	*,e	Alarm.com Holdings, Inc	180,678
16,648	*,e	Amber Road, Inc	81,742
24,391	*	American Software, Inc (Class A)	222,934
45,100	*,e	Angie’s List, Inc	394,625
4,727	*	Apigee Corp	45,852
5,643	*,e	Appfolio, Inc	70,763
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

85,396	*	Aspen Technology, Inc	$3,247,610
40,417	*	AVG Technologies NV	800,257
67,576	*	Bankrate, Inc	617,645
9,163	*,e	Barracuda Networks, Inc	161,452
59,500	*	Bazaarvoice, Inc	199,325
7,688	*,e	Benefitfocus, Inc	291,375
46,914		Blackbaud, Inc	2,897,878
53,648	*	Blackhawk Network Holdings, Inc	1,723,710
39,857	*	Blucora, Inc	319,255
41,073	*	Bottomline Technologies, Inc	1,008,753
12,585	*,e	Box, Inc	162,724
31,734	*	Brightcove, Inc	191,991
28,788	*	BroadSoft, Inc	1,127,482
24,248	*	CACI International, Inc (Class A)	2,331,445
56,464	*	Callidus Software, Inc	1,033,291
17,791	*	Carbonite, Inc	134,144
45,111	*	Cardtronics, Inc	1,778,276
18,583	*	Care.com, Inc	138,258
12,180		Cass Information Systems, Inc	602,545
21,208	*	ChannelAdvisor Corp	264,252
77,067	*	Ciber, Inc	178,795
32,712	*,e	Cimpress NV	2,874,403
841	*,e	Code Rebel Corp	2,380
45,974	*	Commvault Systems, Inc	2,012,282
48,934	*	comScore, Inc	1,498,359
98,603		Convergys Corp	2,612,979
53,315	*	Cornerstone OnDemand, Inc	1,831,370
33,039		CSG Systems International, Inc	1,466,271
23,803	*	Cvent, Inc	841,436
20,219	*	Datalink Corp	162,359
33,185	*,e	Demandware, Inc	1,529,165
42,638	*	DHI Group, Inc	303,156
8,542	*,e	Digimarc Corp	254,979
63,902	*,e	Digital Turbine, Inc	54,956
103,428		EarthLink Holdings Corp	600,917
27,034	e	Ebix, Inc	1,300,876
29,647	*	Ellie Mae, Inc	2,478,489
58,654	*,e	Endurance International Group Holdings, Inc	628,184
26,484	*,e	EnerNOC, Inc	180,621
39,104	*	Envestnet, Inc	1,227,084
48,968	*	EPAM Systems, Inc	3,571,236
31,782		EPIQ Systems, Inc	469,420
51,916	*	Euronet Worldwide, Inc	4,002,723
74,314	*	Everi Holdings, Inc	124,848
69,512		EVERTEC, Inc	936,327
26,795	*	Everyday Health, Inc	155,411
33,490	*	ExlService Holdings, Inc	1,620,581
31,155		Fair Isaac Corp	3,324,550
23,015	*	Five9, Inc	212,889
38,230	*	FleetMatics Group plc	1,385,837
10,412		Forrester Research, Inc	350,051
27,423	*	Gigamon, Inc	893,716
15,596	*,e	Globant S.A.	553,502
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

120,650	*,e	Glu Mobile, Inc	$322,135
56,295	*,e	Gogo, Inc	596,164
75,845	*,e	GrubHub, Inc	1,988,656
23,830	*	GTT Communications, Inc	380,803
18,586	*,e	Guidance Software, Inc	94,789
69,941	*	Guidewire Software, Inc	3,984,539
23,423		Hackett Group, Inc	348,534
9,678	*,e	Hortonworks, Inc	111,974
18,802	*	HubSpot, Inc	832,741
28,627	*	Imperva, Inc	1,330,583
59,820	*	inContact, Inc	556,924
59,817	*	Infoblox, Inc	1,000,738
5,017	*,e	Instructure, Inc	101,042
18,441	*	Interactive Intelligence, Inc	685,452
54,269	*	Internap Network Services Corp	123,733
39,161	*	Intralinks Holdings, Inc	348,925
48,362		j2 Global, Inc	3,071,954
45,109	*	Jive Software, Inc	183,594
59,233	*	Limelight Networks, Inc	103,658
61,565	*	Lionbridge Technologies	307,209
24,779	*	Liquidity Services, Inc	138,267
55,081	*	Liveperson, Inc	333,240
24,576	*	LogMeIn, Inc	1,467,187
18,628	*	Luxoft Holding, Inc	1,076,885
73,965	*	Manhattan Associates, Inc	4,477,841
23,335		Mantech International Corp (Class A)	788,723
31,255		Marchex, Inc (Class B)	132,834
29,240	*	Marin Software, Inc	74,854
36,638	*	Marketo, Inc	805,670
65,952		MAXIMUS, Inc	3,488,861
92,552		Mentor Graphics Corp	1,847,338
9,310	*	MicroStrategy, Inc (Class A)	1,669,469
7,124	*	MINDBODY, Inc	96,958
44,215	*,e	MobileIron, Inc	169,343
23,694	*	Model N, Inc	253,052
35,712	*,e	ModusLink Global Solutions, Inc	52,140
28,615	*	MoneyGram International, Inc	175,982
41,607		Monotype Imaging Holdings, Inc	916,602
90,465	*	Monster Worldwide, Inc	289,488
54,823	*,e	NeuStar, Inc (Class A)	1,287,792
5,567	*,e	New Relic, Inc	143,517
68,705		NIC, Inc	1,216,766
25,440	*,e	OPOWER, Inc	200,976
10,334	*,e	Park City Group, Inc	98,173
31,672	*,e	Paycom Software, Inc	1,210,187
15,906	*,e	Paylocity Holding Corp	608,723
34,892		Pegasystems, Inc	920,800
35,004	*	Perficient, Inc	730,884
11,782	*	PFSweb, Inc	166,126
53,031	*	Progress Software Corp	1,353,351
39,185	*,e	Proofpoint, Inc	2,282,918
23,264	*	PROS Holdings, Inc	273,585
19,012	*	Q2 Holdings, Inc	454,577
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,874		QAD, Inc (Class A)	$193,629
91,226	*	QLIK Technologies, Inc	2,808,849
24,909	*	Qualys, Inc	627,209
34,576	*	QuinStreet, Inc	121,708
61,733	*,e	Quotient Technology, Inc	717,337
7,981	*,e	Rapid7, Inc	99,922
21,714	*	RealNetworks, Inc	99,016
55,187	*	RealPage, Inc	1,213,562
8,341		Reis, Inc	209,943
37,244	*	RetailMeNot, Inc	313,967
53,590	*	RingCentral, Inc	1,022,497
31,134	*,e	Rocket Fuel, Inc	89,043
82,647	*	Rovi Corp	1,456,240
25,016	*	Rubicon Project, Inc	484,560
23,257		Sapiens International Corp NV	273,967
47,478		Science Applications International Corp	2,520,607
26,858	*	Sciquest, Inc	371,178
32,419	*	Seachange International, Inc	120,923
57,465	*,e	ServiceSource International LLC	231,584
20,327	*,e	Shutterstock, Inc	833,814
35,655	*,e	Silver Spring Networks, Inc	500,953
16,283	*	SPS Commerce, Inc	829,293
14,260	*	Stamps.com, Inc	1,174,454
38,163	*	Sykes Enterprises, Inc	1,112,451
39,118	*	Synchronoss Technologies, Inc	1,215,396
31,533	*	Syntel, Inc	1,341,098
84,623	*	Take-Two Interactive Software, Inc	2,892,414
38,022	*,e	Tangoe, Inc	335,354
18,841	*	TechTarget, Inc	146,206
28,892	*	TeleNav, Inc	164,684
19,261		TeleTech Holdings, Inc	535,263
21,154	*	Textura Corp	558,254
94,668	*	TiVo, Inc	944,787
110,298		Travelport Worldwide Ltd	1,538,657
7,507	*	Travelzoo, Inc	57,278
49,976	*,e	TrueCar, Inc	341,836
15,952	*,e	TubeMogul, Inc	206,738
33,768	*	Tyler Technologies, Inc	4,943,973
49,422	*,e	Unisys Corp	381,044
14,227	*	United Online, Inc	154,078
8,703	*,e	Varonis Systems, Inc	166,662
29,509	*,e	Vasco Data Security International	511,391
63,111	*	Verint Systems, Inc	2,135,676
51,933	*,e	VirnetX Holding Corp	233,179
29,572	*	Virtusa Corp	1,050,989
37,682	*,e	WebMD Health Corp (Class A)	2,364,169
43,761	*	Website Pros, Inc	874,782
19,275	*	Wix.com Ltd	476,478
7,011	*,e	Workiva, Inc	83,501
8,077	*	Xactly Corp	65,101
25,815	*	XO Group, Inc	455,893
22,155	*	Xura, Inc	496,050
57,858	*,e	Zendesk, Inc	1,307,591
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,021	*	Zix Corp	$208,958
		TOTAL SOFTWARE & SERVICES	153,666,109

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
49,422		Adtran, Inc	954,833
22,655	*	Aerohive Networks, Inc	131,399
15,013	*	Agilysys, Inc	160,339
14,194		Alliance Fiber Optic Products, Inc	262,873
29,788	*	Anixter International, Inc	1,855,792
17,493	*,e	Applied Optoelectronics, Inc	195,922
31,524	*	Avid Technology, Inc	175,904
53,191		AVX Corp	703,185
15,328		Badger Meter, Inc	1,093,346
9,564		Bel Fuse, Inc (Class B)	159,336
42,490		Belden CDT, Inc	2,682,819
51,061	*	Benchmark Electronics, Inc	991,605
15,785		Black Box Corp	230,777
35,292	*	CalAmp Corp	528,321
43,314	*	Calix, Inc	300,166
41,018		Checkpoint Systems, Inc	415,102
123,545	*	Ciena Corp	2,079,262
10,845	*,e	Clearfield, Inc	201,283
23,964	*	Coherent, Inc	2,238,238
15,632		Comtech Telecommunications Corp	378,294
20,292	*,e	Control4 Corp	150,364
17,315	e	CPI Card Group, Inc	137,308
41,433	*	Cray, Inc	1,569,068
32,766		CTS Corp	542,933
36,739		Daktronics, Inc	319,629
64,848	e	Diebold, Inc	1,703,557
24,046	*	Digi International, Inc	254,166
17,639	*	DTS, Inc	384,883
17,155	*,e	Eastman Kodak Co	202,772
11,875		Electro Rent Corp	118,869
47,087	*	Electronics for Imaging, Inc	1,875,946
24,144	*	EMCORE Corp	137,621
5,465	*	ePlus, Inc	439,331
101,739	*	Extreme Networks, Inc	357,104
35,608	*	Fabrinet	1,138,388
17,943	*	FARO Technologies, Inc	521,065
41,665		FEI Co	3,709,018
104,523	*	Finisar Corp	1,720,449
33,593	*	GSI Group, Inc	488,778
86,866	*	Harmonic, Inc	300,556
51,183	*	II-VI, Inc	1,068,189
33,579	*,e	Imation Corp	52,719
27,393	*	Immersion Corp	200,243
132,351	*	Infinera Corp	1,573,653
37,787	*	Insight Enterprises, Inc	933,717
36,189		InterDigital, Inc	2,062,049
76,838	*,e	InvenSense, Inc	590,116
38,676	*	Itron, Inc	1,590,357
59,314	*	Ixia	600,258
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,451	*	Kimball Electronics, Inc	$311,254
86,052	*	Knowles Corp	1,150,515
16,067	*	KVH Industries, Inc	156,814
22,615		Littelfuse, Inc	2,634,195
34,827	*	Mercury Computer Systems, Inc	732,064
2,814	e	Mesa Laboratories, Inc	283,595
38,340		Methode Electronics, Inc	1,139,848
15,749		MTS Systems Corp	885,409
9,272	*	Multi-Fineline Electronix, Inc	213,256
31,897	*	Netgear, Inc	1,352,433
92,400	*	Netscout Systems, Inc	2,056,824
39,077	*	Newport Corp	898,380
50,251	*	Nimble Storage, Inc	370,852
36,678	*,e	Novatel Wireless, Inc	56,117
98,029	*,e	Oclaro, Inc	495,046
19,870	*	OSI Systems, Inc	1,011,184
20,087		Park Electrochemical Corp	327,619
9,596		PC Connection, Inc	228,097
35,356		Plantronics, Inc	1,359,438
33,760	*	Plexus Corp	1,409,818
134,602	*	Polycom, Inc	1,608,494
28,514	*,e	Pure Storage, Inc	414,879
87,041	*	QLogic Corp	1,139,367
209,644	*	Quantum Corp	96,499
28,436	*	Rofin-Sinar Technologies, Inc	915,355
18,170	*	Rogers Corp	1,042,231
75,224	*	Ruckus Wireless, Inc	1,033,578
78,650	*	Sanmina Corp	1,860,073
27,926	*	Scansource, Inc	1,136,030
63,337	*	ShoreTel, Inc	387,622
34,136	*,e	Silicon Graphics International Corp	152,929
51,488	*	Sonus Networks, Inc	425,291
53,836	*,e	Stratasys Ltd	1,317,367
36,947	*	Super Micro Computer, Inc	994,244
37,048	*	Synaptics, Inc	2,650,784
28,741		SYNNEX Corp	2,373,144
10,728	*	Systemax, Inc	97,088
36,080	*	Tech Data Corp	2,478,335
57,840	*	TTM Technologies, Inc	377,117
30,576	e	Ubiquiti Networks, Inc	1,089,117
40,198	*	Universal Display Corp	2,343,945
42,828	*,e	Viasat, Inc	3,284,908
133,557		Vishay Intertechnology, Inc	1,624,053
12,081	*	Vishay Precision Group, Inc	180,732
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	86,577,842

TELECOMMUNICATION SERVICES - 0.9%
88,085	*	8x8, Inc	998,884
10,860		Atlantic Tele-Network, Inc	780,943
35,687	*	Boingo Wireless, Inc	274,433
211,103	*	Cincinnati Bell, Inc	806,413
47,859	e	Cogent Communications Group, Inc	1,852,143
53,727	e	Consolidated Communications Holdings, Inc	1,270,106
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,369	*,e	Fairpoint Communications, Inc	$270,093
34,532	*	General Communication, Inc (Class A)	583,591
491,799	*,e	Globalstar, Inc	959,008
10,932	*	Hawaiian Telcom Holdco, Inc	251,764
16,347		IDT Corp (Class B)	250,763
33,235		Inteliquent, Inc	551,369
83,533	*,e	Iridium Communications, Inc	674,111
25,441	*	Lumos Networks Corp	324,373
16,690	*,e	NTELOS Holdings Corp	154,382
57,661	*	Orbcomm, Inc	571,420
12,678	*	pdvWireless, Inc	511,938
48,562		Shenandoah Telecom Co	1,393,244
20,651		Spok Holdings, Inc	350,860
9,738	*,e	Straight Path Communications, Inc	356,411
68	*,m	Touch America Holdings, Inc	0
185,701	*	Vonage Holdings Corp	867,224
102,001	e	Windstream Holdings, Inc	885,369
		TOTAL TELECOMMUNICATION SERVICES	14,938,842

TRANSPORTATION - 1.5%
53,428	*	Air Transport Services Group, Inc	752,801
13,972		Allegiant Travel Co	2,243,484
25,630		Arkansas Best Corp	489,277
24,398	*	Atlas Air Worldwide Holdings, Inc	974,456
26,683	*	Celadon Group, Inc	268,698
11,427	*	Covenant Transportation Group, Inc	227,512
28,944	*	Echo Global Logistics, Inc	676,421
32,750		Forward Air Corp	1,492,745
30,976	*,e	Golden Ocean Group Ltd (Oslo)	26,856
47,527	*	Hawaiian Holdings, Inc	1,999,461
50,687	e	Heartland Express, Inc	917,942
37,089	*	Hub Group, Inc (Class A)	1,428,668
61,355		Knight Transportation, Inc	1,630,202
24,395		Marten Transport Ltd	455,211
43,615		Matson, Inc	1,695,751
79,459	e	Navios Maritime Holdings, Inc	92,967
3,157	*	PAM Transportation Services, Inc	78,010
8,589		Park-Ohio Holdings Corp	218,590
32,201	*	Radiant Logistics, Inc	126,872
27,977	*	Roadrunner Transportation Services Holdings, Inc	330,688
24,857	*	Saia, Inc	718,864
52,542		Skywest, Inc	1,234,737
88,895	*,e	Swift Transportation Co, Inc	1,477,435
8,612		Universal Truckload Services, Inc	122,807
9,571	*	USA Truck, Inc	169,598
22,096	*,e	Virgin America, Inc	1,230,526
44,583		Werner Enterprises, Inc	1,129,733
61,179	*	Wesco Aircraft Holdings, Inc	882,813
71,487	*,e	XPO Logistics, Inc	2,154,618
32,486	*	YRC Worldwide, Inc	298,871
		TOTAL TRANSPORTATION	25,546,614
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 4.0%
49,632	e	Abengoa Yield plc	$894,865
49,217		Allete, Inc	2,765,503
39,439		American States Water Co	1,644,212
9,160		Artesian Resources Corp	247,228
119,644	e	Atlantic Power Corp	318,253
60,707		Avista Corp	2,432,529
50,417		Black Hills Corp	3,054,766
50,961		California Water Service Group	1,423,341
15,084		Chesapeake Utilities Corp	897,800
13,047		Connecticut Water Service, Inc	613,470
14,359	e	Consolidated Water Co, Inc	199,447
119,981	*	Dynegy, Inc	2,115,265
39,375		El Paso Electric Co	1,775,813
43,843		Empire District Electric Co	1,476,194
12,088	e	Genie Energy Ltd	89,089
50,542		Idacorp, Inc	3,675,920
36,266		MGE Energy, Inc	1,807,860
18,365		Middlesex Water Co	671,792
84,800		New Jersey Resources Corp	3,025,664
28,825		Northwest Natural Gas Co	1,485,641
45,892		NorthWestern Corp	2,608,501
36,598	e	NRG Yield, Inc (Class A)	553,728
61,936	e	NRG Yield, Inc (Class C)	1,002,124
52,339		ONE Gas, Inc	3,060,261
39,130	e	Ormat Technologies, Inc	1,698,242
40,220		Otter Tail Corp	1,163,162
55,649	e	Pattern Energy Group, Inc	1,168,629
79,327		Piedmont Natural Gas Co, Inc	4,743,755
78,669		PNM Resources, Inc	2,492,234
89,188		Portland General Electric Co	3,542,547
15,915		SJW Corp	547,635
66,722		South Jersey Industries, Inc	1,862,211
45,695		Southwest Gas Corp	2,966,062
4,815	e	Spark Energy, Inc	124,131
42,251		Spire, Inc	2,702,374
90,495	*	Talen Energy Corp	1,055,172
42,097		TerraForm Global, Inc	122,502
16,319		Unitil Corp	644,927
20,056	*,e	Vivint Solar, Inc	66,987
49,170		WGL Holdings, Inc	3,338,151
14,285		York Water Co	423,550
		TOTAL UTILITIES	66,501,537

		TOTAL COMMON STOCKS	1,661,303,384
		(Cost $1,400,845,988)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
7,076	m	Enterprise Bancorp, Inc	826
		TOTAL BANKS	826

DIVERSIFIED FINANCIALS - 0.0%
1,297	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

ENERGY - 0.0%
16,387	m	Magnum Hunter Resources Corp	$0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,051	e	Asterias Biotherapeutics, Inc	1,231
8,325	m	Forest Laboratories, Inc CVR	7,909
5,149	m	Omthera Pharmaceuticals, Inc	3,089
34,794	e,m	Trius Therapeutics, Inc	4,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	16,752

SOFTWARE & SERVICES - 0.0%
17,421	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
55,538	m	Leap Wireless International, Inc	139,956
		TOTAL TELECOMMUNICATION SERVICES	139,956

		TOTAL RIGHTS / WARRANTS	157,534
		(Cost $141,560)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 13.6%

GOVERNMENT AGENCY DEBT - 0.7%
$11,700,000	d	Federal Home Loan Bank (FHLB)	0.200%	05/02/16	11,700,000
		TOTAL GOVERNMENT AGENCY DEBT			11,700,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 12.9%
215,906,214	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			215,906,214
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			215,906,214

		TOTAL SHORT-TERM INVESTMENTS			227,606,214
		(Cost $227,606,149)

		TOTAL INVESTMENTS - 112.9%			1,889,067,132
		(Cost $1,628,593,697)
		OTHER ASSETS & LIABILITIES, NET - (12.9)%			(215,919,912)
		NET ASSETS - 100.0%			$1,673,147,220
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

Abbreviation(s):
CVR Contingent Value Rights
REIT Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $206,741,004.
m	Indicates a security that has been deemed illiquid.
268

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

BRAZIL - 6.8%
1,703,251		AMBEV S.A.	$9,602,686
50,400	*	B2W Companhia Global Do Varejo	200,765
292,045		Banco Bradesco S.A.	2,385,271
1,006,935		Banco Bradesco S.A. (Preference)	7,582,937
298,286		Banco do Brasil S.A.	1,917,599
1,101,079		Banco Itau Holding Financeira S.A.	10,523,360
132,639		Banco Santander Brasil S.A.	715,790
254,800		BB Seguridade Participacoes S.A.	2,222,578
594,574		BM&F Bovespa S.A.	2,970,061
151,600		BR Malls Participacoes S.A.	746,264
51,415		Braskem S.A.	367,010
237,256		BRF S.A.	3,394,053
73,992		Centrais Eletricas Brasileiras S.A. (Preference)	275,594
70,141		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	861,046
59,457		Cia Brasileira de Distribuicao Grupo Pao de Acucar	874,935
310,356		Cia de Concessoes Rodoviarias	1,460,074
123,300		Cia de Saneamento Basico do Estado de Sao Paulo	946,462
282,891		Cia Energetica de Minas Gerais	563,438
65,820		Cia Energetica de Sao Paulo (Class B)	275,586
33,495		Cia Paranaense de Energia	275,712
238,230		Cia Siderurgica Nacional S.A.	910,182
366,199		Cielo S.A.	3,566,960
85,236		Cosan SA Industria e Comercio	789,101
59,685		CPFL Energia S.A.	344,478
73,700		EDP - Energias do Brasil S.A.	274,292
226,679		Empresa Brasileira de Aeronautica S.A.	1,355,757
60,100		Equatorial Energia S.A.	743,375
104,200		Estacio Participacoes S.A.	359,629
87,063		Fibria Celulose S.A.	769,055
268,775		Gerdau S.A. (Preference)	610,346
115,382	*	Hypermarcas S.A.	1,017,864
260,764		JBS S.A.	685,413
111,120		Klabin S.A.	563,152
479,796		Kroton Educacional S.A.	1,785,677
46,791		Localiza Rent A Car	448,965
45,810		Lojas Americanas S.A.	147,450
208,585		Lojas Americanas S.A.(Preference)	972,194
206,450		Lojas Renner S.A.	1,246,774
9,100		M Dias Branco S.A.	211,145
28,500		Multiplan Empreendimentos Imobiliarios S.A.	488,500
65,392		Natura Cosmeticos S.A.	484,843
82,453		Odontoprev S.A.	250,769
1,148,072	*	Petroleo Brasileiro S.A.	4,429,720
1,522,646	*	Petroleo Brasileiro S.A. (Preference)	4,529,089
269

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

36,381		Porto Seguro S.A.	$293,016
86,500		Qualicorp S.A.	374,747
77,600		Raia Drogasil S.A.	1,241,871
287,000	*	Rumo Logistica Operadora Multimodal S.A.	357,159
81,909		Satipel Industrial S.A.	186,479
52,505		Sul America SA	255,712
127,400		Suzano Papel e Celulose S.A.	486,374
144,121	*	Telefonica Brasil S.A.	1,775,086
273,166		Tim Participacoes S.A.	606,815
42,000		Totvus S.A.	344,377
58,700		Tractebel Energia S.A.	651,132
37,400		Transmissora Alianca de Energia Eletrica S.A.	212,705
149,180		Ultrapar Participacoes S.A.	3,141,271
471,600		Vale S.A.	2,699,950
688,773		Vale S.A. (Preference)	3,152,224
203,540		Weg S.A.	898,375
		TOTAL BRAZIL	91,823,244

CHILE - 1.3%
775,256		AES Gener S.A.	388,558
946,877		Aguas Andinas S.A.	548,613
7,545,597		Banco de Chile	827,226
10,117		Banco de Credito e Inversiones	435,031
20,357,401		Banco Santander Chile S.A.	979,546
431,028		Centros Comerciales Sudamericanos S.A.	1,158,477
47,379		Cia Cervecerias Unidas S.A.	530,870
2,803,523		Colbun S.A.	755,499
32,942,370		Corpbanca S.A.	299,419
103,324		Embotelladora Andina S.A.	350,135
1,139,572	*	Empresa Nacional de Electricidad S.A.	1,048,853
42,812		Empresa Nacional de Telecomunicaciones S.A.	373,477
479,049		Empresas CMPC S.A.	1,070,596
223,456		Empresas COPEC S.A.	2,232,108
1,139,572	*	Endesa Americas S.A.	534,120
7,137,445	*	Enersis Chile S.A.	874,092
7,137,445	*	Enersis S.A.	1,212,774
104,466	*	Lan Airlines S.A.	746,586
173,111		SACI Falabella	1,339,987
35,494		Sociedad Quimica y Minera de Chile S.A. (Class B)	758,995
193,359		Sonda S.A.	386,118
		TOTAL CHILE	16,851,080

CHINA - 22.1%
13,387	*,e	58.COM, Inc (ADR)	731,600
272,500		AAC Technologies Holdings, Inc	1,891,413
8,883,000		Agricultural Bank of China	3,205,990
598,000		Air China Ltd	452,736
178,102	*	Alibaba Group Holding Ltd (ADR)	13,703,168
810,000	*	Alibaba Health Information Technology Ltd	546,477
2,014,000	*,e	Aluminum Corp of China Ltd	673,382
526,500		Anhui Conch Cement Co Ltd	1,387,363
341,000		Anta Sports Products Ltd	868,605
852,000		AviChina Industry & Technology Co	593,876
270

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

48,845	*	Baidu, Inc (ADR)	$9,490,584
29,002,000		Bank of China Ltd	11,742,746
3,367,500		Bank of Communications Co Ltd	2,122,425
548,000		Beijing Capital International Airport Co Ltd	587,951
178,500		Beijing Enterprises Holdings Ltd	930,943
1,702,000	e	Beijing Enterprises Water Group Ltd	1,015,133
1,766,000		Belle International Holdings Ltd	1,077,006
1,078,000		Brilliance China Automotive Holdings Ltd	1,063,280
244,500	e	Byd Co Ltd	1,429,860
325,000	*,e	CAR, Inc	368,963
3,571,000	g	CGN Power Co Ltd	1,139,497
3,497,000		China Cinda Asset Management Co Ltd	1,145,143
3,245,600	*	China Citic Bank	2,035,482
1,681,000	e	China Coal Energy Co	795,911
1,663,000		China Communications Construction Co Ltd	1,996,157
988,400		China Communications Services Corp Ltd	466,518
462,000		China Conch Venture Holdings Ltd	934,778
30,446,350		China Construction Bank	19,337,300
1,123,000	*,e	China COSCO Holdings Co Ltd	438,475
1,527,000		China Everbright Bank Co Ltd	692,417
953,000		China Everbright International Ltd	1,066,911
372,000		China Everbright Ltd	734,350
1,315,000		China Galaxy Securities Co Ltd	1,153,374
2,183,000	e	China Huishan Dairy Holdings Co Ltd	814,950
569,024	*	China Insurance International Holdings Co Ltd	1,159,526
210,000		China International Marine Containers Group Co Ltd	327,713
2,738,000		China Life Insurance Co Ltd	6,307,137
1,099,000		China Longyuan Power Group Corp	760,341
406,000		China Medical System Holdings Ltd	526,865
1,062,000		China Mengniu Dairy Co Ltd	1,795,970
1,729,500		China Merchants Bank Co Ltd	3,788,686
453,268		China Merchants Holdings International Co Ltd	1,344,487
2,316,300		China Minsheng Banking Corp Ltd	2,175,686
2,212,000		China Mobile Hong Kong Ltd	25,395,450
1,028,000	e	China National Building Material Co Ltd	530,005
850,000	e	China Oilfield Services Ltd	737,377
1,446,000	*	China Overseas Land & Investment Ltd	4,589,989
983,600		China Pacific Insurance Group Co Ltd	3,448,938
1,127,000		China Power International Development Ltd	481,025
781,000		China Railway Construction Corp	992,879
1,463,000		China Railway Group Ltd	1,158,007
430,677		China Resources Beer Holdings Company Ltd	946,374
308,000		China Resources Gas Group Ltd	871,591
1,027,555		China Resources Land Ltd	2,524,382
655,372		China Resources Power Holdings Co	1,103,808
1,469,500		China Shenhua Energy Co Ltd	2,474,401
1,635,000	*,e	China Shipping Container Lines Co Ltd	373,243
726,000		China Southern Airlines Co Ltd	455,233
626,000		China State Construction International Holdings Ltd	975,123
5,198,000		China Telecom Corp Ltd	2,573,353
2,234,000		China Unicom Ltd	2,614,423
517,500		China Vanke Co Ltd	1,291,692
305,200		Chongqing Changan Automobile Co Ltd	527,749
271

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,050,000		Chongqing Rural Commercial Bank	$551,859
1,590,000		Citic Pacific Ltd	2,318,688
849,000		CITIC Securities Co Ltd	1,865,915
6,770,000		CNOOC Ltd	8,363,118
648,981		COSCO Pacific Ltd	690,144
1,975,675		Country Garden Holdings Co Ltd	779,546
1,636,050	e	CRRC Corp Ltd	1,587,804
1,478,000		CSPC Pharmaceutical Group Ltd	1,313,611
50,104	*	Ctrip.com International Ltd (ADR)	2,185,035
232,900	g,m	Dalian Wanda Commercial Properties Co Ltd	1,524,720
1,066,000		Datang International Power Generation Co Ltd	302,843
1,018,000		Dongfeng Motor Group Co Ltd	1,112,459
272,000		ENN Energy Holdings Ltd	1,326,718
1,827,000	e	Evergrande Real Estate Group	1,350,035
650,000		Far East Horizon Ltd	515,955
734,952	*	Fosun International	1,015,496
1,250,000		Franshion Properties China Ltd	357,884
1,780,000		Geely Automobile Holdings Ltd	884,823
558,600	*,e	GF Securities Co Ltd	1,267,783
4,346,668	e	GOME Electrical Appliances Holdings Ltd	557,471
1,179,500		Great Wall Motor Co Ltd	887,325
972,000		Guangdong Investments Ltd	1,372,523
898,000		Guangzhou Automobile Group Co Ltd	1,043,538
382,000		Guangzhou R&F Properties Co Ltd	532,706
224,000		Haitian International Holdings Ltd	382,180
1,248,000		Haitong Securities Co Ltd	2,062,467
281,000		Hengan International Group Co Ltd	2,517,707
590,000		Huadian Power International Co	302,533
1,646,000		Huaneng Power International, Inc	1,174,024
1,424,000		Huaneng Renewables Corp Ltd	420,200
587,200	*,g	Huatai Securities Co Ltd	1,238,631
26,862,000		Industrial & Commercial Bank of China	14,381,938
64,632	*	JD.com, Inc (ADR)	1,651,994
492,000		Jiangsu Express	646,575
752,000		Jiangxi Copper Co Ltd	918,125
318,000	e	Kingsoft Corp Ltd	730,127
2,698,000	e	Lenovo Group Ltd	2,134,364
520,000	e	Longfor Properties Co Ltd	729,516
476,000	*	Luye Pharma Group Ltd	330,304
13,583		Netease.com (ADR)	1,911,128
289,700		New China Life insurance Co Ltd	944,392
23,844		New Oriental Education & Technology Group (ADR)	933,731
2,475,000		People’s Insurance Co Group of China Ltd	995,359
1,465,055		PICC Property & Casualty Co Ltd	2,665,048
1,902,500		Ping An Insurance Group Co of China Ltd	8,928,584
16,406	*	Qihoo 360 Technology Co Ltd (ADR)	1,245,872
10,600	*,e	Qunar Cayman Islands Ltd (ADR)	432,586
8,945,000	*	Semiconductor Manufacturing International	735,351
684,000		Shandong Weigao Group Medical Polymer Co Ltd	410,622
1,114,000	e	Shanghai Electric Group Co Ltd	465,668
145,000		Shanghai Fosun Pharmaceutical Group Co Ltd	393,196
173,000		Shanghai Industrial Holdings Ltd	393,318
183,333	m	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	613,975
272

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

301,300		Shanghai Pharmaceuticals Holding Co Ltd	$638,624
209,000		Shenzhou International Group Holdings Ltd	1,080,431
1,339,649	e	Shui On Land Ltd	349,603
1,172,000		Sihuan Pharmaceutical Holdings	270,453
1,194,471		Sino-Ocean Land Holdings Ltd	537,198
403,000		Sinopec Engineering Group Co Ltd	373,794
1,428,000	*	Sinopec Shanghai Petrochemical Co Ltd	700,469
454,800		Sinopharm Group Co	1,943,922
766,000		Sinotrans Ltd	354,034
863,500		Soho China Ltd	434,133
44,628	e	SouFun Holdings Ltd (ADR)	253,933
693,000		Sunac China Holdings Ltd	443,061
8,700	*	TAL Education Group (ADR)	503,382
1,854,400		Tencent Holdings Ltd	37,733,909
804,000	e	Tingyi Cayman Islands Holding Corp	936,594
357,000		Travelsky Technology Ltd	663,423
158,000		Tsingtao Brewery Co Ltd	596,329
75,424	*	Vipshop Holdings Ltd (ADR)	1,028,783
2,245,000	e	Want Want China Holdings Ltd	1,721,908
419,400		Weichai Power Co Ltd	503,632
1,220,000	e	Yanzhou Coal Mining Co Ltd	692,902
2,226,160		Yuexiul Property Co Ltd	323,185
5,004	*	YY, Inc (ADR)	314,351
600,000		Zhejiang Expressway Co Ltd	612,241
190,000		Zhuzhou CSR Times Electric Co Ltd	1,081,050
2,154,000		Zijin Mining Group Co Ltd	718,619
279,864		ZTE Corp	435,411
		TOTAL CHINA	298,529,105

COLOMBIA - 0.5%
137,235		BanColombia S.A. (Preference)	1,304,573
154,074		Cementos Argos S.A.	626,315
24,532	*	Corp Financiera Colombiana S.A.	332,238
337	*,m	Corp Financiera Colombiana S.A. (No-Div)	4,567
2,475,845		Ecopetrol S.A.	1,229,801
107,119		Grupo Argos S.A.	706,934
1,040,383		Grupo Aval Acciones y Valores	434,605
82,814		Grupo de Inversiones Suramericana S.A.	1,119,230
34,962		Grupo de Inversiones Suramericana S.A. (Preference)	466,374
151,305		Interconexion Electrica S.A.	462,091
		TOTAL COLOMBIA	6,686,728

CZECH REPUBLIC - 0.2%
62,116		CEZ AS	1,213,047
5,118		Komercni Banka AS	1,052,620
19,025		Telefonica O2 Czech Republic AS	193,318
		TOTAL CZECH REPUBLIC	2,458,985

EGYPT - 0.2%
365,301		Commercial International Bank	1,858,603
944,833	*	Orascom Telecom Holding SAE	314,946
316,999		Talaat Moustafa Group	238,107
		TOTAL EGYPT	2,411,656
273

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

GREECE - 0.4%
493,901	*	Alpha Bank AE	$1,073,169
633,723	*	Eurobank Ergasias S.A.	534,755
10,570	*	Folli Follie S.A.	217,857
90,249		Hellenic Telecommunications Organization S.A.	878,606
31,848	*	JUMBO S.A.	417,150
1,832,481	*	National Bank of Greece S.A.	547,390
83,715		OPAP S.A.	632,841
2,100,000	*	Piraeus Bank S.A.	622,223
34,663		Public Power Corp	115,118
17,832	*	Titan Cement Co S.A.	406,778
		TOTAL GREECE	5,445,887

HONG KONG - 0.5%
3,550,000	*,e	Alibaba Pictures Group Ltd	829,345
594,000	e	China Gas Holdings Ltd	857,578
4,891,799		GCL Poly Energy Holdings Ltd	728,993
448,000		Haier Electronics Group Co Ltd	752,429
690,000		Nine Dragons Paper Holdings Ltd	494,403
479,000		Shimao Property Holdings Ltd	661,099
1,637,000		Sino Biopharmaceutical	1,159,985
878,500	e	Sun Art Retail Group Ltd	658,280
		TOTAL HONG KONG	6,142,112

HUNGARY - 0.3%
22,242		MOL Hungarian Oil and Gas plc	1,359,009
71,248		OTP Bank	1,887,864
41,186		Richter Gedeon Rt	818,184
		TOTAL HUNGARY	4,065,057

INDIA - 7.8%
211,594		Ambuja Cements Ltd	703,572
20,374		Apollo Hospitals Enterprise Ltd	402,628
388,979		Ashok Leyland Ltd	624,691
101,154		Asian Paints Ltd	1,319,460
18,105		Associated Cement Co Ltd	393,224
91,811		Aurobindo Pharma Ltd	1,049,999
182,628		Axis Bank Ltd	1,297,817
29,745		Bajaj Holdings and Investment Ltd	1,115,442
36,229		Bharat Forge Ltd	435,114
220,017		Bharat Heavy Electricals	414,775
79,753		Bharat Petroleum Corp Ltd	1,174,831
444,090		Bharti Airtel Ltd	2,429,355
140,588	*	Bharti Infratel Ltd	792,212
2,565		Bosch Ltd	759,203
69,715		Cadila Healthcare Ltd	343,642
261,575		Cairn India Ltd	571,269
129,169		Cipla Ltd	1,043,797
324,667		Coal India Ltd	1,408,548
9,130		Container Corp Of India Ltd	185,898
148,355		Dabur India Ltd	616,514
25,689		Divi S Laboratories Ltd	406,495
274

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

40,579		Dr Reddy’s Laboratories Ltd	$1,873,572
4,622		Eicher Motors Ltd	1,393,110
129,367		GAIL India Ltd	701,565
1,505		GlaxoSmithKline Consumer Healthcare Ltd	133,673
49,643		Glenmark Pharmaceuticals Ltd	618,628
32,517		Godrej Consumer Products Ltd	646,810
204,248		HCL Technologies Ltd	2,305,814
18,935		Hero Honda Motors Ltd	825,857
535,754		Hindalco Industries Ltd	777,123
281,225		Hindustan Lever Ltd	3,677,635
526,900		Housing Development Finance Corp	8,634,417
438,042		ICICI Bank Ltd	1,548,772
394,773		Idea Cellular Ltd	703,950
101,411		Indiabulls Housing Finance Ltd	1,057,155
652,798		Infosys Technologies Ltd	11,875,573
836,133		ITC Ltd	4,093,450
30,106	*	JSW Steel Ltd	622,411
120,717		Larsen & Toubro Ltd	2,278,255
100,687	*	LIC Housing Finance Ltd	700,280
80,611		Lupin Ltd	1,948,790
91,078		Mahindra & Mahindra Financial Services Ltd	411,247
135,852		Mahindra & Mahindra Ltd	2,722,547
127,054		Marico Ltd	495,538
38,809		Maruti Suzuki India Ltd	2,215,157
111,727		Motherson Sumi Systems Ltd	423,899
296,381		Mundra Port and Special Economic Zone Ltd	1,061,427
8,142		Nestle India Ltd	702,437
342,880		NTPC Ltd	718,488
13,054		Piramal Healthcare Ltd	234,246
94,394		Power Finance Corp Ltd	254,782
354,267	*	Reliance Communication Ventures Ltd	298,832
494,010		Reliance Industries Ltd	7,303,179
105,379		Rural Electrification Corp Ltd	282,617
454,176	*	Sesa Sterlite Ltd	709,377
2,043		Shree Cement Ltd	390,555
48,881		Shriram Transport Finance Co Ltd	694,092
29,598		Siemens India Ltd	506,681
596,684		State Bank of India	1,695,158
350,049	*	Sun Pharmaceutical Industries Ltd	4,274,808
172,089		Tata Consultancy Services Ltd	6,570,933
299,143	*	Tata Motors Ltd	1,831,475
131,606	*	Tata Motors Ltd (DVR)	589,358
356,525		Tata Power Co Ltd	377,489
114,171		Tata Steel Ltd	603,277
79,672		Tech Mahindra Ltd	582,858
13,134		Ultra Tech Cement Ltd	625,290
18,893		United Breweries Ltd	216,786
95,256		United Phosphorus Ltd	770,596
21,515	*	United Spirits Ltd	769,848
222,936		Wipro Ltd	1,860,532
204,380		ZEE Telefilms Ltd	1,276,710
		TOTAL INDIA	105,375,545
275

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INDONESIA - 2.5%
7,349,000		Adaro Energy Tbk	$405,077
3,998,700		Bank Rakyat Indonesia	3,124,926
368,500		Indofood CBP Sukses Makmur Tbk	425,997
585,800		PT AKR Corporindo Tbk	287,761
135,100		PT Astra Agro Lestari Tbk	164,593
7,241,400		PT Astra International Tbk	3,674,681
4,463,800		PT Bank Central Asia Tbk	4,405,323
1,026,066		PT Bank Danamon Indonesia Tbk	255,623
3,401,471		PT Bank Mandiri Persero Tbk	2,472,612
2,364,093		PT Bank Negara Indonesia	818,525
2,356,000		PT Bumi Serpong Damai	328,899
2,475,300		PT Charoen Pokphand Indonesia Tbk	694,481
997,500	*	PT Excelcomindo Pratama	265,817
2,020,300		PT Global MediaCom Tbk	177,055
161,300		PT Gudang Garam Tbk	845,290
135,300	*	PT Hanjaya Mandala Sampoerna Tbk	1,023,341
555,900		PT Indocement Tunggal Prakarsa Tbk	828,107
1,300,500		PT Indofood Sukses Makmur Tbk	699,012
584,700		PT Jasa Marga Tbk	240,927
7,666,300		PT Kalbe Farma Tbk	797,129
7,024,600		PT Lippo Karawaci Tbk	539,731
802,900		PT Matahari Department Store Tbk	1,151,249
1,577,800		PT Media Nusantara Citra Tbk	279,629
3,961,600		PT Perusahaan Gas Negara Persero Tbk	782,844
1,132,300		PT Semen Gresik Persero Tbk	846,375
3,316,600		PT Summarecon Agung Tbk	391,296
1,725,800		PT Surya Citra Media Tbk	416,957
18,038,000		PT Telekomunikasi Indonesia Persero Tbk	4,839,466
547,400		PT Unilever Indonesia Tbk	1,763,051
570,200		PT United Tractors Tbk	645,480
579,100		Tower Bersama Infrastructure	259,470
		TOTAL INDONESIA	33,850,724

KOREA, REPUBLIC OF - 14.8%
11,658		Amorepacific Corp	4,157,702
3,146		Amorepacific Corp (Preference)	625,323
2,771		BGF retail Co Ltd	450,820
92,394		BS Financial Group, Inc	751,453
25,097	*,e	Celltrion, Inc	2,208,111
25,429		Cheil Communications, Inc	373,890
27,650		Cheil Industries, Inc	3,168,685
2,765		CJ CheilJedang Corp	918,460
5,015		CJ Corp	938,595
6,668		CJ E&M Corp	392,348
8,877		Daelim Industrial Co	702,513
44,028	*	Daewoo Engineering & Construction Co Ltd	244,275
18,314		Daewoo International Corp	396,161
65,213		Daewoo Securities Co Ltd	469,337
9,932	e	Daum Communications	873,697
6,518	*,e	DC Chemical Co Ltd	645,248
52,544		DGB Financial Group Co Ltd	421,862
14,824		Dongbu Insurance Co Ltd	908,647
276

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

12,877		Dongsuh Co, Inc	$363,196
2,264		Doosan Corp	212,791
14,362		Doosan Heavy Industries and Construction Co Ltd	326,962
7,209		E-Mart Co Ltd	1,157,932
6,949		GLOVIS Co Ltd	1,155,036
18,269	*	GS Engineering & Construction Corp	492,926
22,128		GS Holdings Corp	1,068,272
9,811		GS Retail Co Ltd	459,048
106,600		Hana Financial Group, Inc	2,390,457
25,275		Hankook Tire Co Ltd	1,175,626
4,221		Hanmi Holdings Co Ltd	500,526
1,887	e	Hanmi Pharm Co Ltd	983,385
57,865		Hanon Systems	520,938
3,444		Hanssem Co Ltd	575,427
37,107		Hanwha Chemical Corp	812,579
15,925		Hanwha Corp	525,340
5,660		Honam Petrochemical Corp	1,443,692
11,950	e	Hotel Shilla Co Ltd	766,015
210,375		Hynix Semiconductor, Inc	5,160,037
7,633		Hyosung Corp	816,652
5,144		Hyundai Department Store Co Ltd	663,771
20,510		Hyundai Development Co	903,528
26,981		Hyundai Engineering & Construction Co Ltd	945,183
15,522	*	Hyundai Heavy Industries	1,570,366
19,163		Hyundai Marine & Fire Insurance Co Ltd	533,400
24,377		Hyundai Mobis	5,555,558
55,038		Hyundai Motor Co	6,905,704
12,846		Hyundai Motor Co Ltd (2nd Preference)	1,123,711
8,514		Hyundai Motor Co Ltd (Preference)	727,009
27,378		Hyundai Steel Co	1,501,725
5,540		Hyundai Wia Corp	467,786
96,356		Industrial Bank of Korea	1,024,210
40,187		Kangwon Land, Inc	1,504,279
138,435		KB Financial Group, Inc	4,235,708
2,073		KCC Corp	770,814
7,177		KEPCO Plant Service & Engineering Co Ltd	474,501
93,591		Kia Motors Corp	3,925,363
21,523		Korea Aerospace Industries Ltd	1,274,873
91,381		Korea Electric Power Corp	4,963,702
2,508	*	Korea Express Co Ltd	427,060
11,459		Korea Gas Corp	414,584
13,711		Korea Investment Holdings Co Ltd	551,484
5,581		Korea Kumho Petrochemical	332,608
68,326		Korea Life Insurance Co Ltd	399,816
3,615		Korea Zinc Co Ltd	1,567,574
13,452	*	Korean Air Lines Co Ltd	343,690
9,181		KT Corp	245,932
39,477		KT&G Corp	4,253,059
16,785		LG Chem Ltd	4,353,930
2,611		LG Chem Ltd (Preference)	451,470
32,213		LG Corp	1,919,879
38,778		LG Electronics, Inc	1,973,215
3,391		LG Household & Health Care Ltd	2,985,665
277

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

5,319		LG Innotek Co Ltd	$342,413
76,539		LG Telecom Ltd	750,829
78,150		LG.Philips LCD Co Ltd	1,626,745
226		Lotte Chilsung Beverage Co Ltd	390,564
210	m	Lotte Confectionery Co Ltd	460,400
3,902		Lotte Shopping Co Ltd	929,004
24,245		Mirae Asset Securities Co Ltd	520,915
10,037		Naver Corp	5,948,399
5,898		NCsoft	1,181,885
1,242		Orion Corp	1,010,468
437		Ottogi Corp	312,353
9,803		Pacific Corp	1,439,016
20,175		Paradise Co Ltd	305,799
25,095		POSCO	5,257,781
5,778		S1 Corp (Korea)	471,262
10,475		Samsung Card Co	355,962
21,968		Samsung Electro-Mechanics Co Ltd	1,000,000
39,593		Samsung Electronics Co Ltd	43,149,665
7,393		Samsung Electronics Co Ltd (Preference)	6,751,943
12,696		Samsung Fire & Marine Insurance Co Ltd	3,272,815
56,297	*	Samsung Heavy Industries Co Ltd	524,187
28,779		Samsung Life Insurance Co Ltd	2,760,829
19,172		Samsung SDI Co Ltd	1,909,326
11,265		Samsung SDS Co Ltd	1,679,682
19,754		Samsung Securities Co Ltd	678,432
153,208		Shinhan Financial Group Co Ltd	5,617,516
2,185		Shinsegae Co Ltd	404,020
12,093		SK C&C Co Ltd	2,370,100
24,730		SK Energy Co Ltd	3,339,967
49,287		SK Networks Co Ltd	292,745
7,331		SK Telecom Co Ltd	1,331,303
17,393		S-Oil Corp	1,321,924
18,448		Woongjin Coway Co Ltd	1,597,185
107,463		Woori Bank	987,374
48,259		Woori Investment & Securities Co Ltd	418,465
2,776		Yuhan Corp	709,056
		TOTAL KOREA, REPUBLIC OF	200,265,450

MALAYSIA - 3.3%
368,700		AirAsia BHD	178,978
318,400		Alliance Financial Group BHD	326,010
668,800		AMMB Holdings BHD	774,586
593,000		Astro Malaysia Holdings BHD	419,428
169,493		Berjaya Sports Toto BHD	131,898
47,500		British American Tobacco Malaysia BHD	557,865
685,000		Bumi Armada BHD	138,308
1,943,033		Bumiputra-Commerce Holdings BHD	2,318,544
1,210,596		Dialog Group BHD	491,956
1,315,500		Digi.Com BHD	1,480,363
377,000		Felda Global Ventures Holdings BHD	139,673
532,600		Gamuda BHD	647,600
781,175		Genting BHD	1,765,955
69,500		Genting Plantations BHD	190,362
278

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

196,700		HAP Seng Consolidated BHD	$385,696
176,000		Hartalega Holdings BHD	193,278
218,287		Hong Leong Bank BHD	751,373
69,106		Hong Leong Credit BHD	263,909
900,000		IHH Healthcare BHD	1,509,023
1,066,600		IJM Corp BHD	941,961
1,032,300		IOI Corp BHD	1,165,488
400,833		IOI Properties Group Sdn BHD	248,308
149,100		Kuala Lumpur Kepong BHD	912,958
120,700		Lafarge Malayan Cement BHD	270,660
1,804,652		Malayan Banking BHD	4,120,042
313,576		Malaysia Airports Holdings BHD	537,811
679,100		Maxis BHD	971,780
384,200		MISC BHD	831,048
980,500		Petronas Chemicals Group BHD	1,684,156
132,300		Petronas Dagangan BHD	807,380
271,800		Petronas Gas BHD	1,528,152
166,500		PPB Group BHD	688,423
950,640		Public Bank BHD	4,547,327
1,140,600		Resorts World BHD	1,303,212
203,701		RHB Capital BHD	318,830
1,256,900		Sapurakencana Petroleum BHD	528,987
1,144,828		Sime Darby BHD	2,253,241
397,465		Telekom Malaysia BHD	676,416
1,247,650		Tenaga Nasional BHD	4,583,204
988,703		TM International BHD	1,428,094
180,500		UMW Holdings BHD	302,782
307,800		Westports Holdings BHD	326,412
1,386,800		YTL Corp BHD	553,457
581,269		YTL Power International BHD	223,193
		TOTAL MALAYSIA	44,418,127

MEXICO - 4.3%
1,000,650		Alfa S.A. de C.V. (Class A)	1,880,946
11,348,670	*	America Movil S.A. de C.V. (Series L)	8,021,077
5,234,043	*,e	Cemex S.A. de C.V.	3,884,922
182,160		Coca-Cola Femsa S.A. de C.V.	1,583,305
64,100		El Puerto de Liverpool SAB de C.V.	728,643
124,925		Embotelladoras Arca SAB de C.V.	862,331
871,500		Fibra Uno Administracion S.A. de C.V.	2,074,825
665,037		Fomento Economico Mexicano S.A. de C.V.	6,187,811
375,886		Gentera SAB de C.V.	747,636
63,200		Gruma SAB de C.V.	923,242
102,828	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	968,832
65,020		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	998,505
568,720		Grupo Bimbo S.A. de C.V. (Series A)	1,733,797
177,998		Grupo Carso S.A. de C.V. (Series A1)	851,159
87,300		Grupo Comercial Chedraui S.a. DE C.V.	247,419
903,487		Grupo Financiero Banorte S.A. de C.V.	5,129,054
834,532	e	Grupo Financiero Inbursa S.A.	1,638,539
642,500		Grupo Financiero Santander Mexico SAB de C.V.	1,177,474
199,700		Grupo Lala SAB de C.V.	534,053
1,528,156		Grupo Mexico S.A. de C.V. (Series B)	3,886,862
279

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

882,726		Grupo Televisa S.A.	$5,144,081
44,682		Industrias Penoles S.A. de C.V.	698,487
546,042		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,292,373
388,896		Mexichem SAB de C.V.	981,697
210,700	*	OHL Mexico SAB de CV	342,662
85,510		Promotora y Operadora de Infraestructura SAB de C.V.	1,084,441
1,868,289		Wal-Mart de Mexico SAB de C.V.	4,620,594
		TOTAL MEXICO	58,224,767

NETHERLANDS - 0.5%
1,040,742		Steinhoff International Holdings NV	6,510,394
		TOTAL NETHERLANDS	6,510,394

PERU - 0.4%
55,822		Cia de Minas Buenaventura S.A. (ADR) (Series B)	566,593
22,590		Credicorp Ltd (NY)	3,285,038
68,724	e	Southern Copper Corp (NY)	2,039,041
		TOTAL PERU	5,890,672

PHILIPPINES - 1.3%
709,400		Aboitiz Equity Ventures, Inc	1,002,867
414,700		Aboitiz Power Corp	396,722
648,600		Alliance Global Group, Inc	200,254
74,258		Ayala Corp	1,219,599
2,724,300		Ayala Land, Inc	2,010,052
630,116		Banco de Oro Universal Bank	1,342,368
292,610		Bank of the Philippine Islands	564,519
1,227,500		DMCI Holdings, Inc	325,948
12,040		Globe Telecom, Inc	562,485
27,170		GT Capital Holdings, Inc	790,902
180,030		International Container Term Services, Inc	249,244
853,230		JG Summit Holdings (Series B)	1,480,091
170,590		Jollibee Foods Corp	834,530
4,448,900		Megaworld Corp	356,850
4,266,600		Metro Pacific Investments Corp	527,844
143,102		Metropolitan Bank & Trust	247,802
35,665		Philippine Long Distance Telephone Co	1,303,837
2,989,000		PNOC Energy Development Corp	375,437
475,000		Robinsons Land Corp	274,151
55,640		SM Investments Corp	1,117,790
3,038,975		SM Prime Holdings	1,465,449
312,900		Universal Robina	1,389,470
		TOTAL PHILIPPINES	18,038,211

POLAND - 1.2%
14,744	*	Alior Bank S.A.	266,757
8,150		Bank Handlowy w Warszawie S.A.	158,083
216,854	*	Bank Millennium S.A.	284,067
49,002		Bank Pekao S.A.	1,992,774
10,630	*	Bank Zachodni WBK S.A.	739,266
4,389	*	BRE Bank S.A.	370,781
8,170		CCC S.A.	364,314
45,713	*	Cyfrowy Polsat S.A.	291,041
280

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

48,293		Enea S.A.	$149,306
89,184		Energa S.A.	290,573
26,188		Eurocash S.A.	374,169
54,571	*	Grupa Lotos S.A.	424,272
62,828		KGHM Polska Miedz S.A.	1,224,901
470		LPP S.A.	693,803
799,354		Polish Oil & Gas Co	1,064,702
289,718		Polska Grupa Energetyczna S.A.	1,000,412
127,919		Polski Koncern Naftowy Orlen S.A.	2,307,079
299,760	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,920,905
192,232		Powszechny Zaklad Ubezpieczen S.A.	1,739,936
95,708		Synthos S.A.	102,060
303,984		Tauron Polska Energia S.A.	235,646
212,799		Telekomunikacja Polska S.A.	346,779
13,692	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	311,724
		TOTAL POLAND	16,653,350

QATAR - 0.9%
34,886	*	Barwa Real Estate Co	320,874
47,510	*	Commercial Bank of Qatar QSC	495,660
37,408	*	Doha Bank QSC	378,764
288,674	*	Ezdan Holding Group QSC	1,456,645
55,567	*	Industries Qatar QSC	1,597,969
139,808	*	Masraf Al Rayan	1,307,850
27,725	*	Ooredoo QSC	698,476
8,698	*	Qatar Electricity & Water Co	495,255
118,665	*	Qatar Gas Transport Co Ltd	750,030
40,682	*	Qatar Insurance Co SAQ	893,017
19,449	*	Qatar Islamic Bank SAQ	521,354
76,524		Qatar National Bank	3,001,797
119,125	*	Vodafone Qatar	388,863
		TOTAL QATAR	12,306,554

ROMANIA - 0.1%
73,480		New Europe Property Investments plc	925,207
		TOTAL ROMANIA	925,207

RUSSIA - 4.0%
65,445		AFK Sistema (GDR)	481,021
2,259,208		Gazprom OAO (ADR)	11,738,797
7,345		Gazpromneft OAO (ADR)	87,084
198,118		LUKOIL PJSC (ADR)	8,441,334
95,961		Magnit OAO (GDR)	3,326,788
27,913		MegaFon OAO (GDR)	321,521
194,250		MMC Norilsk Nickel PJSC (ADR)	2,870,485
177,749		Mobile TeleSystems (ADR)	1,645,956
35,610		NovaTek OAO (GDR)	3,436,538
591,919		Rosneft Oil Co (GDR)	3,248,515
41,908		Rostelecom (ADR)	377,421
527,849		RusHydro PJSC (ADR)	538,406
929,020		Sberbank of Russian Federation (ADR)	7,469,440
81,516		Severstal (GDR)	949,358
557,567		Surgutneftegaz (ADR)	2,963,032
281

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

103,631		Tatneft PAO (ADR)	$3,266,869
1,073,969		VTB Bank OJSC (GDR)	2,307,567
		TOTAL RUSSIA	53,470,132

SOUTH AFRICA - 6.7%
331,683	*,m	African Bank Investments Ltd	233
22,127	*	Anglo American Platinum Ltd	641,328
145,298	*	AngloGold Ashanti Ltd	2,362,005
124,655		Aspen Pharmacare Holdings Ltd	2,940,837
106,672		Barclays Africa Group Ltd	1,080,185
78,862		Barloworld Ltd	455,257
115,264		Bidvest Group Ltd	2,928,450
116,766	*	Brait S.A.	1,306,461
12,562	e	Capitec Bank Holdings Ltd	521,244
92,038	e	Coronation Fund Managers Ltd	478,188
125,542		Discovery Holdings Ltd	1,123,605
91,939	e	Exxaro Resources Ltd	583,518
1,233,998		FirstRand Ltd	3,966,205
217,592		Fortress Income Fund Ltd	575,704
268,000		Fortress Income Fund Ltd (A Shares)	301,366
72,103		Foschini Ltd	774,574
264,956		Gold Fields Ltd	1,225,860
120,662		Gold Reef Resorts Ltd	225,636
810,351		Growthpoint Properties Ltd	1,434,044
87,240		Hyprop Investments Ltd	752,260
262,245	*	Impala Platinum Holdings Ltd	1,092,112
59,528		Imperial Holdings Ltd	622,041
85,332		Investec Ltd	658,809
30,961		Liberty Holdings Ltd	304,134
329,147		Life Healthcare Group Holdings Pte Ltd	863,452
45,598		Massmart Holdings Ltd	391,340
341,129		Metropolitan Holdings Ltd	568,511
41,845		Mondi Ltd	805,675
90,622		Mr Price Group Ltd	1,152,051
602,683		MTN Group Ltd	6,309,186
143,686		Naspers Ltd (N Shares)	19,772,817
63,296		Nedbank Group Ltd	808,847
310,672		Network Healthcare Holdings Ltd	792,176
88,637	e	Pick’n Pay Stores Ltd	459,824
41,354		Pioneer Foods Ltd	484,175
27,904		PSG Group Ltd	389,702
209,892		Rand Merchant Investment Holdings Ltd	628,519
1,334,954		Redefine Properties Ltd	1,152,319
179,251		Remgro Ltd	3,220,920
87,042		Resilient REIT Ltd	831,609
263,526		RMB Holdings Ltd	1,077,365
624,857		Sanlam Ltd	3,034,534
181,321	*	Sappi Ltd	786,401
207,458		Sasol Ltd	6,785,982
158,463		Shoprite Holdings Ltd	1,907,089
256,577		Sibanye Gold Ltd	982,097
53,392		Spar Group Ltd	797,959
445,062		Standard Bank Group Ltd	3,996,808
282

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

91,536		Telkom S.A. Ltd	$364,962
57,302		Tiger Brands Ltd	1,418,690
147,622		Truworths International Ltd	1,102,324
129,666		Vodacom Group Pty Ltd	1,507,619
359,907		Woolworths Holdings Ltd	2,317,547
		TOTAL SOUTH AFRICA	91,064,556

TAIWAN - 11.1%
1,163,912	*	Acer, Inc	412,904
2,174,372		Advanced Semiconductor Engineering, Inc	2,092,257
121,850		Advantech Co Ltd	858,768
743,512		Asia Cement Corp	661,489
721,000	*	Asia Pacific Telecom Co Ltd	230,602
256,500		Asustek Computer, Inc	2,248,573
3,122,000		AU Optronics Corp	893,367
59,000		Casetek Holdings Ltd	264,960
241,000		Catcher Technology Co Ltd	1,686,720
2,918,270		Cathay Financial Holding Co Ltd	3,267,844
357,518	*	Chailease Holding Co Ltd	598,302
1,479,391		Chang Hwa Commercial Bank	771,237
558,490		Cheng Shin Rubber Industry Co Ltd	1,158,844
179,170	*	Chicony Electronics Co Ltd	429,207
912,000	*	China Airlines	297,685
4,378,754		China Development Financial Holding Corp	1,113,862
1,022,987		China Life Insurance Co Ltd (Taiwan)	768,833
4,196,850		China Steel Corp	2,942,297
5,363,693	*	Chinatrust Financial Holding Co	2,718,188
1,395,600		Chunghwa Telecom Co Ltd	4,711,874
1,354,000		Compal Electronics, Inc	794,782
718,929	*	Delta Electronics, Inc	3,330,167
2,296,482		E.Sun Financial Holding Co Ltd	1,271,086
66,742	*	Eclat Textile Co Ltd	759,664
686,967	*	Eva Airways Corp	340,036
524,491		Evergreen Marine Corp Tawain Ltd	193,078
1,029,852		Far Eastern Textile Co Ltd	769,076
571,000		Far EasTone Telecommunications Co Ltd	1,287,554
109,520		Feng TAY Enterprise Co Ltd	470,590
3,370,074	*	First Financial Holding Co Ltd	1,648,133
1,188,270		Formosa Chemicals & Fibre Corp	3,027,934
620,000		Formosa Petrochemical Corp	1,758,547
1,520,600		Formosa Plastics Corp	3,776,424
234,000		Formosa Taffeta Co Ltd	214,074
323,052	*	Foxconn Technology Co Ltd	664,562
2,433,812		Fubon Financial Holding Co Ltd	2,948,122
2,866,112	*	Fuhwa Financial Holdings Co Ltd	943,328
107,000		Giant Manufacturing Co Ltd	641,565
14,000		Hermes Microvision, Inc	428,707
265,500		High Tech Computer Corp	674,844
231,290		Highwealth Construction Corp	346,701
84,290	*	Hiwin Technologies Corp	369,664
5,175,310	*	Hon Hai Precision Industry Co, Ltd	12,327,916
91,000		Hotai Motor Co Ltd	896,093
2,272,853	*	Hua Nan Financial Holdings Co Ltd	1,101,188
283

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,060,061		InnoLux Display Corp	$944,368
858,000	*	Inotera Memories, Inc	776,546
827,060		Inventec Co Ltd	545,338
37,000		Largan Precision Co Ltd	2,582,750
638,120	*	Lite-On Technology Corp	775,073
547,961		MediaTek, Inc	3,886,142
4,014,046	*	Mega Financial Holding Co Ltd	2,844,726
75,000		Merida Industry Co Ltd	307,252
1,750,860		Nan Ya Plastics Corp	3,421,818
210,000		Novatek Microelectronics Corp Ltd	731,742
35,000	*	OBI Pharma, Inc	411,682
706,000		Pegatron Technology Corp	1,487,304
50,000		Phison Electronics Corp	416,063
765,000		Pou Chen Corp	961,668
238,000		Powertech Technology, Inc	480,332
214,000		President Chain Store Corp	1,513,061
938,000		Quanta Computer, Inc	1,507,710
178,814		Radiant Opto-Electronics Corp	256,632
160,085		Realtek Semiconductor Corp	447,053
335,111	*	Ruentex Development Co Ltd	376,874
148,730		Ruentex Industries Ltd	207,110
2,523,093		Shin Kong Financial Holding Co Ltd	509,222
763,169		Siliconware Precision Industries Co	1,129,968
91,490		Simplo Technology Co Ltd	307,849
3,085,524	*	SinoPac Financial Holdings Co Ltd	911,706
119,836		Standard Foods Corp	290,077
403,000		Synnex Technology International Corp	399,144
2,524,266		Taishin Financial Holdings Co Ltd	952,284
638,082	*	Taiwan Business Bank	164,352
1,301,914		Taiwan Cement Corp	1,324,303
2,285,970		Taiwan Cooperative Financial Holding	1,008,092
245,000		Taiwan Fertilizer Co Ltd	332,536
617,200		Taiwan Mobile Co Ltd	2,034,509
8,832,000		Taiwan Semiconductor Manufacturing Co Ltd	40,577,458
610,000		Teco Electric and Machinery Co Ltd	480,938
77,000		Transcend Information, Inc	216,070
1,751,569	*	Uni-President Enterprises Corp	3,153,155
3,866,000		United Microelectronics Corp	1,434,146
276,000		Vanguard International Semiconductor Corp	420,553
745,186	*	Wistron Corp	439,914
458,500		WPG Holdings Co Ltd	489,227
255,000		Yulon Motor Co Ltd	223,581
126,127		Zhen Ding Technology Holding Ltd	264,341
		TOTAL TAIWAN	151,056,317

THAILAND - 2.1%
365,100		Advanced Info Service PCL (Foreign)	1,627,022
157,900		Airports of Thailand PCL (Foreign)	1,770,166
73,000		Bangkok Bank PCL (Foreign)	346,089
1,417,400		Bangkok Dusit Medical Services PCL	964,841
2,700,000		Bangkok Expressway & Metro PCL	459,564
812,600		Banpu PCL (Foreign)	297,482
273,300		BEC World PCL (Foreign)	203,060
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

970,600		BTS Group Holdings PCL (Foreign)	$255,450
127,300		Bumrungrad Hospital PCL (Foreign)	738,754
245,600		Central Pattana PCL (Foreign)	370,348
551,900		Charoen Pokphand Foods PCL	374,873
1,563,000		CP Seven Eleven PCL (Foreign)	2,047,159
59,000		Delta Electronics Thai PCL	121,371
372,900		Energy Absolute PCL (Foreign)	226,741
185,100		Glow Energy PCL (Foreign)	467,569
578,926		Home Product Center PCL (Foreign)	133,106
528,278		Indorama Ventures PCL (Foreign)	429,494
6,194,600		IRPC PCL (Foreign)	902,598
646,300		Kasikornbank PCL (Foreign)	3,083,638
1,447,950		Krung Thai Bank PCL (Foreign)	723,534
340,870		Minor International PCL (Foreign)	355,717
536,384		PTT Exploration & Production PCL (Foreign)	1,152,329
705,641		PTT Global Chemical PCL (Foreign)	1,257,738
401,900		PTT PCL (Foreign)	3,490,215
150,750		Siam Cement PCL (Foreign)	2,111,619
576,800		Siam Commercial Bank PCL (Foreign)	2,198,188
484,900		Thai Oil PCL (Foreign)	914,640
666,000		Thai Union Group PCL	393,648
3,120,700		TMB Bank PCL (Foreign)	203,125
3,957,227	*	True Corp PCL	841,172
		TOTAL THAILAND	28,461,250

TURKEY - 1.5%
770,944		Akbank TAS	2,368,824
75,143		Anadolu Efes Biracilik Ve Malt Sanayii AS	590,769
82,321		Arcelik AS	552,681
77,494		BIM Birlesik Magazalar AS	1,705,377
28,591		Coca-Cola Icecek AS	419,127
544,473		Emlak Konut Gayrimenkul Yatiri	585,156
155,983		Enka Insaat ve Sanayi AS	270,779
440,037		Eregli Demir ve Celik Fabrikalari TAS	734,013
21,083		Ford Otomotiv Sanayi AS	283,420
358,988		Haci Omer Sabanci Holding AS	1,295,118
226,747		KOC Holding AS	1,184,739
189,465		Petkim Petrokimya Holding	278,142
49,701		TAV Havalimanlari Holding AS	289,635
26,501		Tofas Turk Otomobil Fabrik	209,664
62,009		Tupras Turkiye Petrol Rafine	1,635,516
207,305	*	Turk Hava Yollari	510,898
158,987		Turk Sise ve Cam Fabrikalari AS	222,070
114,226		Turk Telekomunikasyon AS	275,870
301,614	*	Turkcell Iletisim Hizmet AS	1,305,209
882,614		Turkiye Garanti Bankasi AS	2,716,875
239,561		Turkiye Halk Bankasi AS	920,005
575,693		Turkiye Is Bankasi (Series C)	1,009,388
227,268		Turkiye Vakiflar Bankasi Tao	401,110
49,172		Ulker Biskuvi Sanayi AS	391,520
320,847	*	Yapi ve Kredi Bankasi	490,553
		TOTAL TURKEY	20,646,458
285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UNITED ARAB EMIRATES - 0.9%
648,245	*	Abu Dhabi Commercial Bank PJSC	$1,160,300
1,166,017	*	Aldar Properties PJSC	859,057
727,619	*	Arabtec Holding Co	322,578
56,868		DP World Ltd	1,060,983
899,608	*	Dubai Financial Market	370,500
346,758	*	Dubai Islamic Bank PJSC	547,282
735,021	*	Emaar Malls Group PJSC	575,352
1,290,249		Emaar Properties PJSC	2,361,243
619,011		Emirates Telecommunications Group Co PJSC	3,185,305
312,735		First Gulf Bank PJSC	1,094,571
237,116	*	National Bank of Abu Dhabi PJSC	571,078
		TOTAL UNITED ARAB EMIRATES	12,108,249

UNITED STATES - 4.0%
652,800		iShares Core MSCI Emerging Markets ETF	27,365,376
777,000		iShares MSCI Emerging Markets	26,721,030
		TOTAL UNITED STATES	54,086,406

		TOTAL COMMON STOCKS	1,347,766,223
		(Cost $1,464,565,898)

PREFERRED STOCKS - 0.2%

BRAZIL - 0.2%
1,304,733	*	ITAUSA Investimentos Itau PR	3,285,306
		TOTAL BRAZIL	3,285,306

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	656
		TOTAL PHILIPPINES	656

		TOTAL PREFERRED STOCKS	3,285,962
		(Cost $4,157,109)

RIGHTS / WARRANTS - 0.0%
THAILAND - 0.0%
406,300		Banpu PCL	90,582
1,329,521		True Corp PCL	10,464
		TOTAL THAILAND	101,046

		TOTAL RIGHTS / WARRANTS	101,046
		(Cost $172,732)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.5%
$6,450,000	Federal National Mortgage Association (FNMA)	0.140%	05/02/16	6,450,000
	TOTAL GOVERNMENT AGENCY DEBT			6,450,000
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
24,820,196	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$24,820,196
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	24,820,196
		TOTAL SHORT-TERM INVESTMENTS	31,270,196
		(Cost $31,270,171)

		TOTAL INVESTMENTS - 102.2%	1,382,423,427
		(Cost $1,500,165,910)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%	(30,032,579)
		NET ASSETS - 100.0%	$1,352,390,848

Abbreviation(s):
ADR American Depositary Receipt
DVR Differential Voting Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,059,977.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2016, the aggregate value of these securities amounted to $3,902,848 or 0.3% of net assets.
m	Indicates a security that has been deemed illiquid.
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$381,507,238	28.2%
INFORMATION TECHNOLOGY	257,565,412	19.1
CONSUMER DISCRETIONARY	125,986,290	9.3
CONSUMER STAPLES	108,560,826	8.0
ENERGY	104,407,952	7.7
MATERIALS	92,173,610	6.8
TELECOMMUNICATION SERVICES	90,051,073	6.7
INDUSTRIALS	87,655,957	6.5
UTILITIES	69,004,732	5.1
HEALTH CARE	34,240,141	2.5
SHORT - TERM INVESTMENTS	31,270,196	2.3
OTHER ASSETS & LIABILITIES, NET	(30,032,579)	(2.2)

NET ASSETS	$1,352,390,848	100.0%
288

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUSTRALIA - 7.1%
360,545		AGL Energy Ltd	$4,994,051
1,374,091	e	Alumina Ltd	1,551,639
629,037		Amcor Ltd	7,333,870
1,588,924		AMP Ltd	7,060,391
598,340		APA Group	3,963,038
292,318		Aristocrat Leisure Ltd	2,209,817
342,865		Asciano Group	2,298,534
1,207,223		AusNet Services	1,404,403
1,629,114		Australia & New Zealand Banking Group Ltd	29,861,534
117,099		Australian Stock Exchange Ltd	3,876,173
200,761	e	Bank of Queensland Ltd	1,707,175
245,969		Bendigo Bank Ltd	1,731,566
1,769,874		BHP Billiton Ltd	27,640,014
1,202,971		BHP Billiton plc	16,437,995
399,485		Boral Ltd	1,944,348
870,417		Brambles Ltd	8,221,257
159,821		Caltex Australia Ltd	3,922,512
303,343		Challenger Financial Services Group Ltd	2,051,931
68,592		CIMIC Group Ltd	1,855,139
307,723		Coca-Cola Amatil Ltd	2,004,809
31,199		Cochlear Ltd	2,551,962
955,336		Commonwealth Bank of Australia	53,333,554
244,672		Computershare Ltd	1,872,935
199,365		Crown Resorts Ltd	1,779,159
258,457		CSL Ltd	20,595,987
507,769		Dexus Property Group	3,237,623
1,223,538		DUET Group (ASE Exchange)	2,090,445
33,147	e	Flight Centre Travel Group Ltd	986,970
873,457	e	Fortescue Metals Group Ltd	2,244,779
951,516		GPT Group (ASE)	3,623,849
306,721		Harvey Norman Holdings Ltd	1,038,721
1,074,662		Healthscope Ltd	2,213,260
227,413		Iluka Resources Ltd	1,103,727
915,526		Incitec Pivot Ltd	2,224,847
1,298,077		Insurance Australia Group Ltd	5,656,564
304,550		Lend Lease Corp Ltd	2,925,407
945,806		Macquarie Goodman Group	4,927,517
171,500		Macquarie Group Ltd	8,215,697
1,649,350		Medibank Pvt Ltd	3,925,266
1,978,033		Mirvac Group	2,798,584
1,472,003	*	National Australia Bank Ltd	30,199,652
428,886	*	Newcrest Mining Ltd	6,253,852
766,161		Oil Search Ltd	4,061,977
201,423	e	Orica Ltd	2,327,356
289

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

971,700		Origin Energy Ltd	$3,993,203
176,136		Platinum Asset Mangement Ltd	807,604
279,724		Qantas Airways Ltd	682,032
730,961		QBE Insurance Group Ltd	6,152,229
1,119,066		QR National Ltd	3,615,476
74,231		Ramsay Health Care Ltd	3,650,371
37,085		REA Group Ltd	1,426,834
930,064		Santos Ltd	3,350,552
3,011,957		Scentre Group	10,691,000
172,915		Seek Ltd	2,139,805
210,054		Sonic Healthcare Ltd	3,082,420
2,983,933	*	South32 Ltd	3,731,820
1,279,142		Stockland Trust Group	4,230,754
690,988		Suncorp-Metway Ltd	6,535,484
619,505		Sydney Airport	3,194,207
431,815		Tabcorp Holdings Ltd	1,448,386
774,081		Tattersall’s Ltd	2,205,846
2,386,820		Telstra Corp Ltd	9,691,346
160,632		TPG Telecom Ltd	1,301,933
1,140,674		Transurban Group (ASE)	10,009,147
403,850		Treasury Wine Estates Ltd	2,843,608
1,990,017		Vicinity Centres	5,002,082
278,177		Vocus Communications Ltd	1,816,799
636,704		Wesfarmers Ltd	20,616,912
1,074,447		Westfield Corp	8,206,200
1,861,129		Westpac Banking Corp	43,687,281
409,334		Woodside Petroleum Ltd	8,763,840
729,911		Woolworths Ltd	12,214,296
		TOTAL AUSTRALIA	487,351,353

AUSTRIA - 0.2%
40,902		Andritz AG.	2,295,918
163,961	*	Erste Bank der Oesterreichischen Sparkassen AG.	4,719,817
69,565	*,e,m	Immoeast AG.	0
80,402		OMV AG.	2,419,299
63,619	*,e	Raiffeisen International Bank Holding AG.	1,018,370
61,021		Voestalpine AG.	2,201,935
		TOTAL AUSTRIA	12,655,339

BELGIUM - 1.4%
119,365		Ageas	4,690,656
446,792		Anheuser-Busch InBev NV	55,426,278
81,681	e	Belgacom S.A.	2,752,960
36,960		Colruyt S.A.	2,131,176
57,091		Delhaize Group	5,999,386
48,788		Groupe Bruxelles Lambert S.A.	4,316,485
133,583		KBC Groep NV	7,515,650
41,260		Solvay S.A.	4,180,078
34,943	*	Telenet Group Holding NV	1,739,513
67,242	e	UCB S.A.	5,043,766
52,461	e	Umicore	2,618,830
		TOTAL BELGIUM	96,414,778
290

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHILE - 0.0%
250,236	e	Antofagasta plc	$1,772,236
		TOTAL CHILE	1,772,236

CHINA - 0.0%
1,438,900		Yangzijiang Shipbuilding	1,054,898
		TOTAL CHINA	1,054,898

DENMARK - 2.0%
2,174		AP Moller - Maersk AS (Class A)	2,961,909
3,707		AP Moller - Maersk AS (Class B)	5,217,623
58,971		Carlsberg AS (Class B)	5,748,629
59,821		Christian Hansen Holding	3,725,116
59,669		Coloplast AS	4,470,132
397,829		Danske Bank AS	11,256,391
103,303		DSV AS	4,348,864
31,342	*	Genmab AS	4,650,237
85,842		ISS A.S.	3,260,675
1,088,293		Novo Nordisk AS	60,764,133
127,355		Novozymes AS	6,108,225
60,761		Pandora AS	7,899,690
432,219		TDC AS	2,213,078
58,904		Tryg A.S.	1,113,041
129,197		Vestas Wind Systems AS	9,248,185
15,613	*	William Demant Holding	1,605,477
		TOTAL DENMARK	134,591,405

FINLAND – 1.0%
76,375		Elisa Oyj (Series A)	2,855,811
247,626		Fortum Oyj	3,733,338
194,188		Kone Oyj (Class B)	8,872,914
58,368		Metso Oyj	1,405,930
74,780		Neste Oil Oyj	2,396,290
3,181,568		Nokia Oyj (Turquoise)	18,782,375
61,732		Nokian Renkaat Oyj	2,280,130
55,107		Orion Oyj (Class B)	1,924,597
251,868	*	Sampo Oyj (A Shares)	11,016,974
335,819		Stora Enso Oyj (R Shares)	2,936,096
287,307		UPM-Kymmene Oyj	5,499,651
77,056		Wartsila Oyj (B Shares)	3,307,038
		TOTAL FINLAND	65,011,144

FRANCE - 9.6%
116,379	e	Accor S.A.	5,153,640
19,106		Aeroports de Paris	2,404,860
191,261		Air Liquide	21,692,186
96,207	*,e	Alstom RGPT	2,460,064
36,330		Arkema	2,899,732
46,715		Atos Origin S.A.	4,157,945
1,101,375		AXA S.A.	27,809,279
580,678		BNP Paribas	30,752,090
550,245		Bollore	2,179,077
113,348	e	Bouygues S.A.	3,782,303
291

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

144,769		Bureau Veritas S.A.	$3,431,493
88,526		Cap Gemini S.A.	8,263,256
303,450	e	Carrefour S.A.	8,597,003
31,198	e	Casino Guichard Perrachon S.A.	1,856,740
32,139		Christian Dior S.A.	5,647,473
115,985	e	CNP Assurances	1,976,412
265,119		Compagnie de Saint-Gobain	12,148,424
582,229		Credit Agricole S.A.	6,444,545
68,215		Dassault Systemes S.A.	5,335,543
111,409	e	Edenred	2,197,611
155,221		Electricite de France	2,230,040
113,426		Essilor International S.A.	14,683,673
26,797		Eurazeo	1,886,972
328,324	e	European Aeronautic Defence and Space Co	20,526,019
92,768		Eutelsat Communications	2,882,165
19,529	*	Fonciere Des Regions	1,847,558
1,086,157		France Telecom S.A.	18,045,327
833,707	e	Gaz de France	13,750,697
17,850		Gecina S.A.	2,579,495
322,173		Groupe Danone	22,572,534
283,197		Groupe Eurotunnel S.A.	3,615,780
15,630		Hermes International	5,566,733
21,355		Icade	1,680,072
14,592		Iliad S.A.	3,190,656
18,053		Imerys S.A.	1,333,183
29,550	e	Ingenico	3,483,286
47,996		JC Decaux S.A.	2,126,594
41,403		Kering	7,100,531
120,040		Klepierre	5,645,778
62,378	e	Lagardere S.C.A.	1,655,378
148,745		Legrand S.A.	8,478,122
141,865	e	L’Oreal S.A.	25,769,166
154,239	e	LVMH Moet Hennessy Louis Vuitton S.A.	25,697,995
101,856	e	Michelin (C.G.D.E.) (Class B)	10,638,863
532,893		Natixis	2,940,469
66,701		Numericable SAS	2,185,409
115,083		Pernod-Ricard S.A.	12,430,684
244,871	*	Peugeot S.A.	3,946,378
103,262		Publicis Groupe S.A.	7,641,719
13,188	e	Remy Cointreau S.A.	1,096,565
110,348	e	Renault S.A.	10,647,232
162,796		Rexel S.A.	2,468,406
173,227		Safran S.A.	11,942,207
649,223	e	Sanofi-Aventis	53,513,227
309,870		Schneider Electric S.A.	20,261,646
79,737	e	SCOR SE	2,716,295
14,926		Societe BIC S.A.	2,119,244
396,058		Societe Generale	15,583,757
50,699		Sodexho Alliance S.A.	5,121,795
156,204	e	Suez Environnement S.A.	2,878,782
56,641		Technip S.A.	3,319,734
58,686		Thales S.A.	5,078,550
1,233,542		Total S.A.	62,344,196
292

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

54,194		Unibail-Rodamco	$14,526,443
43,740		Valeo S.A.	6,937,993
258,387	e	Veolia Environnement	6,347,421
265,977	e	Vinci S.A.	19,865,369
641,649	e	Vivendi Universal S.A.	12,326,278
17,850		Wendel	2,062,828
111,624		Zodiac S.A.	2,618,875
		TOTAL FRANCE	659,097,795

GERMANY - 8.8%
119,079		Adidas-Salomon AG.	15,363,261
254,115		Allianz AG.	43,232,041
27,551		Axel Springer AG.	1,540,570
508,963		BASF SE	42,106,916
459,685		Bayer AG.	53,124,356
180,923		Bayerische Motoren Werke AG.	16,737,830
34,723		Bayerische Motoren Werke AG. (Preference)	2,764,620
53,327		Beiersdorf AG.	4,788,515
82,974		Brenntag AG.	4,873,776
607,556		Commerzbank AG.	5,697,271
60,625		Continental AG.	13,350,439
531,487		Daimler AG. (Registered)	37,032,228
254,402	*	Deutsche Annington Immobilien SE	8,575,418
757,957		Deutsche Bank AG.	14,365,496
104,908		Deutsche Boerse AG.	8,632,727
127,415	*	Deutsche Lufthansa AG.	1,983,832
538,991		Deutsche Post AG.	15,831,930
1,791,457		Deutsche Telekom AG.	31,446,212
181,446		Deutsche Wohnen AG.	5,563,471
1,096,302		E.ON AG.	11,362,261
74,712		Evonik Industries AG.	2,370,481
20,856	e	Fraport AG. Frankfurt Airport Services Worldwide	1,264,347
120,034		Fresenius Medical Care AG.	10,447,408
210,212		Fresenius SE	15,328,280
36,436		Fuchs Petrolub AG. (Preference)	1,560,217
98,289		GEA Group AG.	4,567,445
35,828		Hannover Rueckversicherung AG.	4,095,890
78,173		HeidelbergCement AG.	6,960,629
59,882		Henkel KGaA	6,091,471
95,670		Henkel KGaA (Preference)	10,927,319
37,639		Hugo Boss AG.	2,401,973
621,427		Infineon Technologies AG.	8,866,254
117,604	e	K&S AG.	2,935,428
48,834		Lanxess AG.	2,557,418
102,889		Linde AG.	15,742,214
22,613		MAN AG.	2,454,380
69,727	*	Merck KGaA	6,566,666
96,698		Metro AG.	3,085,022
93,650		Muenchener Rueckver AG.	17,410,062
48,967		Osram Licht AG.	2,557,003
89,262		Porsche AG.	4,986,466
120,273		ProSiebenSat. Media AG.	6,144,146
291,420	*	RWE AG.	4,366,226
293

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

550,587		SAP AG.	$43,199,613
439,093		Siemens AG.	45,950,305
67,535		Symrise AG.	4,482,375
466,077		Telefonica Deutschland Holding AG.	2,371,380
209,227		ThyssenKrupp AG.	4,875,373
299,384		TUI AG. (DI)	4,345,594
63,895		United Internet AG.	3,123,069
21,323	e	Volkswagen AG.	3,405,208
105,265		Volkswagen AG. (Preference)	15,270,068
56,730	*,e,g	Zalando SE	1,883,152
		TOTAL GERMANY	610,966,052

HONG KONG - 3.2%
6,704,400		AIA Group Ltd	40,123,156
139,700		ASM Pacific Technology	1,006,697
625,919	e	Bank of East Asia Ltd	2,270,825
1,989,000		BOC Hong Kong Holdings Ltd	5,940,939
673,000		Cathay Pacific Airways Ltd	1,072,995
370,000		Cheung Kong Infrastructure Holdings Ltd	3,491,842
1,532,836		Cheung Kong Property Holdings Ltd	10,468,485
1,515,836		CK Hutchison Holdings Ltd	18,134,887
1,065,000		CLP Holdings Ltd	9,845,946
1,195,750		First Pacific Co	757,217
1,283,000		Galaxy Entertainment Group Ltd	4,312,470
1,240,000		Hang Lung Properties Ltd	2,469,056
437,600		Hang Seng Bank Ltd	7,933,924
621,311		Henderson Land Development Co Ltd	3,872,346
1,555,500	g	HK Electric Investments & HK Electric Investments Ltd	1,398,719
1,613,640		HKT Trust and HKT Ltd	2,338,217
3,705,521		Hong Kong & China Gas Ltd	6,897,772
803,000		Hong Kong Electric Holdings Ltd	7,639,810
651,919		Hong Kong Exchanges and Clearing Ltd	16,433,085
306,200		Hongkong Land Holdings Ltd	1,939,690
385,792		Hysan Development Co Ltd	1,704,609
137,600		Jardine Matheson Holdings Ltd	7,588,933
338,123		Kerry Properties Ltd	918,814
3,098,600	e	Li & Fung Ltd	1,916,359
1,208,991		Link REIT	7,334,803
54,700	e	Melco Crown Entertainment Ltd (ADR)	809,560
869,900		MTR Corp	4,300,713
2,994,015		New World Development Co Ltd	2,977,573
2,557,099	*,e	Noble Group Ltd	866,913
837,334		NWS Holdings Ltd	1,271,861
2,153,937		PCCW Ltd	1,457,964
1,334,800		Sands China Ltd	4,755,487
748,192		Shangri-La Asia Ltd	914,024
1,591,143		Sino Land Co	2,498,006
1,008,000		SJM Holdings Ltd	675,818
959,186		Sun Hung Kai Properties Ltd	12,088,737
314,000		Swire Pacific Ltd (Class A)	3,406,465
758,400		Swire Properties Ltd	1,969,229
743,000		Techtronic Industries Co	2,785,262
3,044,000	*,g	WH Group Ltd	2,458,718
294

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

732,762		Wharf Holdings Ltd	$3,960,606
493,000		Wheelock & Co Ltd	2,282,394
407,000		Yue Yuen Industrial Holdings	1,482,466
		TOTAL HONG KONG	218,773,392

IRELAND - 1.0%
49,024	*	AerCap Holdings NV	1,961,450
14,572,896	*	Bank of Ireland	4,425,447
459,136		CRH plc	13,362,183
518,514		Experian Group Ltd	9,501,649
67,097	*,m	Irish Bank Resolution Corp Ltd	0
237,803		James Hardie Industries NV	3,326,377
87,302		Kerry Group plc (Class A)	7,784,935
45,634		Paddy Power plc	6,132,993
40,148	*	Ryanair Holdings plc	608,626
9,777		Ryanair Holdings plc (ADR)	791,448
326,777		Shire Ltd	20,391,548
		TOTAL IRELAND	68,286,656

ISRAEL - 0.7%
22,602		Azrieli Group	905,426
594,473		Bank Hapoalim Ltd	3,062,322
781,483	*	Bank Leumi Le-Israel	2,904,233
1,037,171		Bezeq Israeli Telecommunication Corp Ltd	2,185,782
38,939	*,e	Check Point Software Technologies	3,226,875
2,524		Delek Group Ltd	443,647
275,206		Israel Chemicals Ltd	1,371,064
72,772		Mizrahi Tefahot Bank Ltd	846,428
31,660		Nice Systems Ltd	2,031,744
503,654		Teva Pharmaceutical Industries Ltd	27,667,233
		TOTAL ISRAEL	44,644,754

ITALY - 2.0%
619,966		Assicurazioni Generali S.p.A.	9,479,027
238,287		Autostrade S.p.A.	6,642,131
6,991,523		Banca Intesa S.p.A.	19,435,035
639,893		Banca Intesa S.p.A. RSP	1,685,590
525,038		Banche Popolari Unite Scpa	2,231,726
198,143		Banco Popolare SC	1,403,014
4,293,874		Enel S.p.A.	19,514,912
1,416,628		ENI S.p.A.	23,143,356
60,295		Exor S.p.A.	2,270,918
75,080	*,e	Ferrari NV	3,393,211
210,726	*	Finmeccanica S.p.A.	2,671,358
583,427		Fondiaria-Sai S.p.A	1,365,248
99,945		Luxottica Group S.p.A.	5,453,960
295,717		Mediobanca S.p.A.	2,435,956
120,023		Prysmian S.p.A.	2,839,606
3,368,347	*	Saipem S.p.A.	1,618,505
1,129,612		Snam Rete Gas S.p.A.	6,908,026
3,350,749		Telecom Italia RSP	2,635,593
6,231,519	*	Telecom Italia S.p.A.	6,084,908
789,401		Terna Rete Elettrica Nazionale S.p.A.	4,458,728
295

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,629,301		UniCredit S.p.A	$10,196,449
		TOTAL ITALY	135,867,257

JAPAN - 21.8%
15,500		ABC-Mart, Inc	1,005,829
210,500	*,e	Acom Co Ltd	1,098,102
360,500		Aeon Co Ltd	5,402,236
57,400		AEON Financial Service Co Ltd	1,281,096
59,000		Aeon Mall Co Ltd	811,435
82,000		Air Water, Inc	1,231,873
102,800		Aisin Seiki Co Ltd	3,994,787
304,000		Ajinomoto Co, Inc	7,007,277
112,100		Alfresa Holdings Corp	2,158,713
633,000		All Nippon Airways Co Ltd	1,767,550
104,500		Alps Electric Co Ltd	1,806,146
190,500		Amada Co Ltd	1,913,856
589,000		Aozora Bank Ltd	2,089,779
206,500		Asahi Breweries Ltd	6,553,696
523,000		Asahi Glass Co Ltd	3,062,924
681,000		Asahi Kasei Corp	4,659,488
85,100		Asics Corp	1,685,437
1,197,700		Astellas Pharma, Inc	16,148,088
184,000		Bank of Kyoto Ltd	1,234,212
40,400		Benesse Holdings Inc	1,146,210
361,400		Bridgestone Corp	13,302,197
144,600		Brother Industries Ltd	1,639,236
40,300		Calbee, Inc	1,568,926
604,400		Canon, Inc	16,900,670
112,000	e	Casio Computer Co Ltd	2,131,014
79,200		Central Japan Railway Co	13,873,912
367,000		Chiba Bank Ltd	1,853,358
345,800		Chubu Electric Power Co, Inc	4,554,929
131,258		Chugai Pharmaceutical Co Ltd	4,423,486
81,600		Chugoku Bank Ltd	843,535
153,600		Chugoku Electric Power Co, Inc	1,993,498
191,200		Citizen Watch Co Ltd	1,078,482
591,000	*	Concordia Financial Group Ltd	2,846,132
98,500		Credit Saison Co Ltd	1,811,243
286,000		Dai Nippon Printing Co Ltd	2,682,240
156,600		Daicel Chemical Industries Ltd	1,956,239
102,400	e	Daihatsu Motor Co Ltd	1,366,533
598,800		Dai-ichi Mutual Life Insurance Co	7,197,391
368,700		Daiichi Sankyo Co Ltd	8,689,294
128,100		Daikin Industries Ltd	10,168,444
38,000		Daito Trust Construction Co Ltd	5,374,424
328,000		Daiwa House Industry Co Ltd	8,763,080
893,000		Daiwa Securities Group, Inc	5,200,674
272,100		Denso Corp	10,342,840
119,200		Dentsu, Inc	6,056,434
63,700		Don Quijote Co Ltd	2,266,179
184,000		East Japan Railway Co	16,187,592
143,700		Eisai Co Ltd	8,894,981
76,800		Electric Power Development Co	2,314,603
296

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

32,200		FamilyMart Co Ltd	$1,699,342
110,800		Fanuc Ltd	16,367,589
30,100		Fast Retailing Co Ltd	7,925,396
292,000		Fuji Electric Holdings Co Ltd	1,242,530
336,800		Fuji Heavy Industries Ltd	11,058,822
255,200		Fujifilm Holdings Corp	10,475,515
1,000,000		Fujitsu Ltd	3,494,097
394,000		Fukuoka Financial Group, Inc	1,346,886
230,200	e	GungHo Online Entertainment Inc	602,526
199,000		Gunma Bank Ltd	787,903
290,000		Hachijuni Bank Ltd	1,267,833
122,200		Hakuhodo DY Holdings, Inc	1,377,633
77,200		Hamamatsu Photonics KK	2,145,450
614,000		Hankyu Hanshin Holdings, Inc	3,891,842
10,000		Hikari Tsushin, Inc	749,022
133,800		Hino Motors Ltd	1,291,040
16,200		Hirose Electric Co Ltd	1,959,325
259,000		Hiroshima Bank Ltd	937,664
30,000		Hisamitsu Pharmaceutical Co, Inc	1,419,305
58,200		Hitachi Chemical Co Ltd	977,395
57,600		Hitachi Construction Machinery Co Ltd	914,506
35,900		Hitachi High-Technologies Corp	971,369
2,761,000		Hitachi Ltd	12,651,524
118,500		Hitachi Metals Ltd	1,203,267
634,000		Hokuhoku Financial Group, Inc	798,232
101,400		Hokuriku Electric Power Co	1,328,061
905,600		Honda Motor Co Ltd	24,438,312
21,200		Hoshizaki Electric Co Ltd	1,779,172
226,800		Hoya Corp	8,685,137
53,600		Idemitsu Kosan Co Ltd	1,145,016
78,100		Iida Group Holdings Co Ltd	1,458,603
528,400		Inpex Holdings, Inc	4,200,696
191,880		Isetan Mitsukoshi Holdings Ltd	2,036,179
776,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,682,755
319,700		Isuzu Motors Ltd	3,420,878
892,700		Itochu Corp	11,344,969
27,900		Itochu Techno-Science Corp	546,738
163,400		Iyo Bank Ltd	1,073,719
131,600		J Front Retailing Co Ltd	1,581,034
72,100		Japan Airlines Co Ltd	2,595,189
25,600	e	Japan Airport Terminal Co Ltd	913,598
246,800	*,e	Japan Post Bank Co Ltd	3,013,196
268,300	*	Japan Post Holdings Co Ltd	3,614,704
430		Japan Prime Realty Investment Corp	1,895,388
780		Japan Real Estate Investment Corp	4,857,070
1,371		Japan Retail Fund Investment Corp	3,368,366
619,000		Japan Tobacco, Inc	25,291,051
273,000		JFE Holdings, Inc	3,831,101
110,000		JGC Corp	1,876,044
332,000		Joyo Bank Ltd	1,157,056
99,200		JSR Corp	1,359,850
107,900		JTEKT Corp	1,373,961
1,217,800		JX Holdings, Inc	5,233,989
297

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

471,000		Kajima Corp	$2,925,929
81,700		Kakaku.com, Inc	1,471,507
122,000		Kamigumi Co Ltd	1,093,831
195,000		Kaneka Corp	1,632,095
382,300	*	Kansai Electric Power Co, Inc	3,366,964
125,900		Kansai Paint Co Ltd	2,201,946
286,400		Kao Corp	15,842,783
770,000		Kawasaki Heavy Industries Ltd	2,159,579
970,500		KDDI Corp	27,955,964
325,000		Keihan Electric Railway Co Ltd	2,356,565
242,000		Keihin Electric Express Railway Co Ltd	2,190,617
311,000		Keio Corp	2,739,271
145,000		Keisei Electric Railway Co Ltd	1,994,889
26,000		Keyence Corp	15,584,215
80,000		Kikkoman Corp	2,549,091
1,067,000		Kintetsu Corp	4,388,061
473,900		Kirin Brewery Co Ltd	6,834,960
1,612,000		Kobe Steel Ltd	1,547,874
65,300		Koito Manufacturing Co Ltd	2,829,075
500,700		Komatsu Ltd	8,599,479
52,200		Konami Corp	1,645,838
247,600		Konica Minolta Holdings, Inc	2,137,176
19,700		Kose Corp	1,801,859
608,500		Kubota Corp	8,863,931
189,600		Kuraray Co Ltd	2,403,756
59,500		Kurita Water Industries Ltd	1,430,734
178,400		Kyocera Corp	8,852,235
125,500		Kyowa Hakko Kogyo Co Ltd	2,231,144
231,800	*	Kyushu Electric Power Co, Inc	2,326,509
219,600	*	Kyushu Financial Group, Inc	1,152,655
34,200		Lawson, Inc	2,647,190
143,300		LIXIL Group Corp	3,000,442
120,700	e	M3, Inc	3,256,057
29,500		Mabuchi Motor Co Ltd	1,468,412
63,800		Makita Corp	4,024,722
945,000		Marubeni Corp	5,016,300
119,200		Marui Co Ltd	1,821,094
28,000		Maruichi Steel Tube Ltd	814,359
1,226,800		Matsushita Electric Industrial Co Ltd	10,940,742
297,000		Mazda Motor Corp	4,525,178
39,300	e	McDonald’s Holdings Co Japan Ltd	981,815
71,100		Mediceo Paltac Holdings Co Ltd	1,124,888
65,600		MEIJI Holdings Co Ltd	5,055,248
178,000		Minebea Co Ltd	1,457,995
28,100		Miraca Holdings, Inc	1,194,169
728,800		Mitsubishi Chemical Holdings Corp	3,803,271
739,100		Mitsubishi Corp	12,423,238
1,053,000		Mitsubishi Electric Corp	11,190,661
696,000		Mitsubishi Estate Co Ltd	13,225,813
209,000		Mitsubishi Gas Chemical Co, Inc	1,146,117
1,651,000		Mitsubishi Heavy Industries Ltd	5,868,661
64,000		Mitsubishi Logistics Corp	874,948
606,000		Mitsubishi Materials Corp	1,922,099
298

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

351,099		Mitsubishi Motors Corp	$1,412,945
7,161,080		Mitsubishi UFJ Financial Group, Inc	33,047,039
247,300		Mitsubishi UFJ Lease & Finance Co Ltd	1,077,769
933,400		Mitsui & Co Ltd	11,401,705
450,000		Mitsui Chemicals, Inc	1,492,442
524,000		Mitsui Fudosan Co Ltd	12,797,352
632,000		Mitsui OSK Lines Ltd	1,343,028
276,600		Mitsui Sumitomo Insurance Group Holdings, Inc	7,305,414
1,783,000		Mitsui Trust Holdings, Inc	5,480,729
23,000		Mixi Inc	785,880
13,360,707		Mizuho Financial Group, Inc	20,026,515
114,900		Murata Manufacturing Co Ltd	14,984,253
64,700		Nabtesco Corp	1,459,580
469,000		Nagoya Railroad Co Ltd	2,365,373
92,800		Namco Bandai Holdings, Inc	1,975,646
1,393,000		NEC Corp	3,390,246
83,500		Nexon Co Ltd	1,253,784
143,000		NGK Insulators Ltd	2,936,727
96,888		NGK Spark Plug Co Ltd	1,932,272
121,200		NHK Spring Co Ltd	1,066,791
121,600		Nidec Corp	8,910,126
182,400	e	Nikon Corp	2,658,918
59,800		Nintendo Co Ltd	8,096,977
830		Nippon Building Fund, Inc	5,258,053
216,000		Nippon Electric Glass Co Ltd	1,143,596
448,000		Nippon Express Co Ltd	2,044,412
94,000		Nippon Meat Packers, Inc	2,095,203
91,300		Nippon Paint Co Ltd	2,397,253
966		Nippon ProLogis REIT, Inc	2,316,310
418,900		Nippon Steel Corp	8,716,369
392,100		Nippon Telegraph & Telephone Corp	17,546,596
846,000		Nippon Yusen Kabushiki Kaisha	1,657,333
1,401,800		Nissan Motor Co Ltd	12,439,605
110,900		Nisshin Seifun Group, Inc	1,815,553
34,900		Nissin Food Products Co Ltd	1,620,162
39,900		Nitori Co Ltd	3,711,448
90,700		Nitto Denko Corp	4,886,050
195,500		NKSJ Holdings, Inc	5,133,050
58,500		NOK Corp	969,563
1,987,100		Nomura Holdings, Inc	8,442,713
64,700		Nomura Real Estate Holdings, Inc	1,182,410
1,911	*	Nomura Real Estate Master Fund, Inc	2,997,879
63,600		Nomura Research Institute Ltd	2,231,093
253,000		NSK Ltd	2,208,137
67,800		NTT Data Corp	3,529,713
808,100		NTT DoCoMo, Inc	19,381,453
88,000		NTT Urban Development Corp	823,499
348,900		Obayashi Corp	3,419,336
35,500		Obic Co Ltd	1,865,912
361,000		Odakyu Electric Railway Co Ltd	3,920,278
420,000		OJI Paper Co Ltd	1,724,746
148,800		Olympus Corp	5,796,742
105,300		Omron Corp	3,341,892
299

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

232,500	*	Ono Pharmaceutical Co Ltd	$10,475,955
26,600		Oracle Corp Japan	1,432,745
111,800		Oriental Land Co Ltd	7,763,440
720,700		ORIX Corp	10,194,251
1,007,000		Osaka Gas Co Ltd	3,630,407
294,800		Osaka Securities Exchange Co Ltd	4,390,529
27,000		Otsuka Corp	1,287,579
220,500		Otsuka Holdings KK	8,596,083
63,300		Park24 Co Ltd	1,774,169
516,400		Rakuten, Inc	5,613,972
87,800		Recruit Holdings Co Ltd	2,712,668
1,283,500		Resona Holdings, Inc	4,537,511
371,000		Ricoh Co Ltd	3,780,831
19,800		Rinnai Corp	1,747,410
53,100		Rohm Co Ltd	2,297,940
12,900		Ryohin Keikaku Co Ltd	2,873,651
26,500		Sankyo Co Ltd	1,003,320
37,800	e	Sanrio Co Ltd	743,172
201,400		Santen Pharmaceutical Co Ltd	2,886,384
113,440		SBI Holdings, Inc	1,174,525
112,400		Secom Co Ltd	8,637,384
96,100		Sega Sammy Holdings, Inc	1,046,371
81,100		Seibu Holdings, Inc	1,710,954
151,700		Seiko Epson Corp	2,485,892
218,400		Sekisui Chemical Co Ltd	2,729,578
321,600		Sekisui House Ltd	5,584,048
409,400		Seven & I Holdings Co Ltd	16,704,509
308,400		Seven Bank Ltd	1,310,456
97,800		Shikoku Electric Power Co, Inc	1,207,198
138,000		Shimadzu Corp	2,065,518
12,200		Shimamura Co Ltd	1,646,920
43,500		Shimano, Inc	6,241,005
318,000		Shimizu Corp	2,850,182
230,700		Shin-Etsu Chemical Co Ltd	12,921,225
925,000		Shinsei Bank Ltd	1,296,458
165,900		Shionogi & Co Ltd	8,467,893
192,400		Shiseido Co Ltd	4,279,062
281,000		Shizuoka Bank Ltd	2,082,688
196,500		Shoei Co Ltd	1,955,755
132,800		Showa Shell Sekiyu KK	1,385,862
28,900		SMC Corp	7,047,542
538,500		Softbank Corp	28,955,412
39,900		Sohgo Security Services Co Ltd	2,215,643
712,500		Sony Corp	17,257,891
91,300		Sony Financial Holdings, Inc	1,128,735
77,700		Stanley Electric Co Ltd	1,579,815
879,009		Sumitomo Chemical Co Ltd	3,972,964
645,200		Sumitomo Corp	6,821,221
93,300	e	Sumitomo Dainippon Pharma Co Ltd	1,201,029
406,200		Sumitomo Electric Industries Ltd	4,886,438
308,000		Sumitomo Heavy Industries Ltd	1,294,394
269,000		Sumitomo Metal Mining Co Ltd	3,034,985
718,500		Sumitomo Mitsui Financial Group, Inc	21,620,879
300

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

210,000		Sumitomo Realty & Development Co Ltd	$6,106,016
98,900		Sumitomo Rubber Industries, Inc	1,505,609
79,900		Suntory Beverage & Food Ltd	3,490,200
93,600		Suruga Bank Ltd	1,819,955
40,500		Suzuken Co Ltd	1,387,859
194,500		Suzuki Motor Corp	5,329,988
84,800		Sysmex Corp	5,303,331
310,700		T&D Holdings, Inc	2,974,165
655,000		Taiheiyo Cement Corp	1,733,139
563,000		Taisei Corp	3,842,776
21,100		Taisho Pharmaceutical Holdings Co Ltd	1,733,066
115,400		Taiyo Nippon Sanso Corp	1,065,595
148,000		Takashimaya Co Ltd	1,080,521
446,100		Takeda Pharmaceutical Co Ltd	21,306,561
120,800		Tanabe Seiyaku Co Ltd	2,150,784
66,400		TDK Corp	3,885,318
605,000		Teijin Ltd	2,166,044
167,500		Terumo Corp	6,367,565
71,300		THK Co Ltd	1,416,225
548,000		Tobu Railway Co Ltd	2,808,536
59,500		Toho Co Ltd	1,508,030
225,000		Toho Gas Co Ltd	1,536,239
243,400		Tohoku Electric Power Co, Inc	3,111,862
382,400		Tokio Marine Holdings, Inc	12,513,073
782,200	*	Tokyo Electric Power Co, Inc	4,189,378
94,500		Tokyo Electron Ltd	6,245,712
1,215,000		Tokyo Gas Co Ltd	5,362,611
130,900		Tokyo Tatemono Co Ltd	1,728,344
604,000		Tokyu Corp	5,234,831
271,000		Tokyu Fudosan Holdings Corp	1,842,455
150,000		TonenGeneral Sekiyu KK	1,420,756
269,000		Toppan Printing Co Ltd	2,300,052
785,000		Toray Industries, Inc	6,556,926
2,353,000	*,e	Toshiba Corp	4,976,481
74,900		Toto Ltd	2,539,850
89,500		Toyo Seikan Kaisha Ltd	1,764,470
47,600		Toyo Suisan Kaisha Ltd	1,681,124
32,300		Toyoda Gosei Co Ltd	595,574
87,500		Toyota Industries Corp	3,796,444
1,497,400		Toyota Motor Corp	75,902,763
114,000		Toyota Tsusho Corp	2,580,317
56,800		Trend Micro, Inc	2,154,086
200,000		Uni-Charm Corp	4,134,213
1,431		United Urban Investment Corp	2,469,912
118,600		USS Co Ltd	1,876,056
87,900		West Japan Railway Co	5,306,192
800,900		Yahoo! Japan Corp	3,582,767
54,600		Yakult Honsha Co Ltd	2,706,559
370,100		Yamada Denki Co Ltd	1,863,181
136,000	e	Yamaguchi Financial Group, Inc	1,264,093
91,000		Yamaha Corp	2,611,711
144,600		Yamaha Motor Co Ltd	2,366,862
181,400		Yamato Transport Co Ltd	3,658,625
301

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

74,000		Yamazaki Baking Co Ltd	$1,751,792
131,500		Yaskawa Electric Corp	1,540,035
123,000		Yokogawa Electric Corp	1,321,537
53,000		Yokohama Rubber Co Ltd	888,525
		TOTAL JAPAN	1,498,609,105

JERSEY, C.I. - 0.1%
52,558		Randgold Resources Ltd	5,249,926
		TOTAL JERSEY, C.I.	5,249,926

LUXEMBOURG - 0.3%
1,029,591	*,e	ArcelorMittal	5,812,168
41,922		Millicom International Cellular S.A.	2,427,261
24,742	e	RTL Group	2,071,573
175,388	e	SES Global S.A.	4,791,720
271,127		Tenaris S.A.	3,666,314
		TOTAL LUXEMBOURG	18,769,036

MACAU - 0.0%
561,200		MGM China Holdings Ltd	786,277
835,600	e	Wynn Macau Ltd	1,188,104
		TOTAL MACAU	1,974,381

MEXICO - 0.0%
121,327		Fresnillo plc	1,977,701
		TOTAL MEXICO	1,977,701

NETHERLANDS - 4.7%
1,075,075		Aegon NV	6,180,965
134,658		Akzo Nobel NV	9,566,994
219,433	*	Altice NV (Class A)	3,326,569
69,427	*	Altice NV (Class B)	1,061,248
191,124		ASML Holding NV	18,473,240
54,425		Boskalis Westminster	2,269,687
549,457	*	CNH Industrial NV	4,224,159
99,898		DSM NV	6,131,395
43,236		Gemalto NV	2,810,418
59,016		Heineken Holding NV	4,872,169
130,065		Heineken NV	12,203,629
2,150,635		ING Groep NV	26,352,627
448,227	*	Koninklijke Ahold NV	9,759,799
523,385		Koninklijke Philips Electronics NV	14,381,872
36,889		Koninklijke Vopak NV	2,005,625
171,050		NN Group NV	5,937,578
78,561	*	NXP Semiconductors NV	6,699,682
55,843	*,e	OCI NV	1,103,462
67,802		Randstad Holdings NV	3,643,432
532,528	e	Reed Elsevier NV	8,943,054
2,204,687		Royal Dutch Shell plc (A Shares)	57,747,806
2,193,271		Royal Dutch Shell plc (B Shares)	57,584,048
1,766,633		Royal KPN NV	6,942,254
310,775		TNT Express NV	2,821,146
302

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

901,543	e	Unilever NV	$39,604,657
161,346		Wolters Kluwer NV	6,146,093
		TOTAL NETHERLANDS	320,793,608

NEW ZEALAND - 0.2%
518,806		Auckland International Airport Ltd	2,225,530
462,008		Contact Energy Ltd	1,639,248
359,760		Fletcher Building Ltd	2,091,349
737,328	*	Meridian Energy Ltd	1,361,965
342,618		Mighty River Power Ltd	722,956
221,820		Ryman Healthcare Ltd	1,382,755
992,491		Telecom Corp of New Zealand Ltd	2,566,350
		TOTAL NEW ZEALAND	11,990,153

NORWAY - 0.6%
526,943	e	DNB NOR Holding ASA	6,742,983
102,719		Gjensidige Forsikring BA	1,758,621
741,295	e	Norsk Hydro ASA	3,225,362
441,863	e	Orkla ASA	3,857,431
39,888	*	Schibsted ASA	1,162,521
59,639	*	Schibsted ASA (B Shares)	1,696,977
635,485		Statoil ASA	11,185,358
428,637		Telenor ASA	7,375,194
97,155		Yara International ASA	3,886,006
		TOTAL NORWAY	40,890,453

PORTUGAL - 0.2%
22,307,209	*,e	Banco Comercial Portugues S.A.	991,064
1,253,411	e	Energias de Portugal S.A.	4,455,961
248,892		Galp Energia SGPS S.A.	3,419,633
145,511		Jeronimo Martins SGPS S.A.	2,382,356
		TOTAL PORTUGAL	11,249,014

SINGAPORE - 1.3%
1,305,908	*	Ascendas REIT	2,383,394
1,058,000		CapitaCommercial Trust	1,122,451
1,350,600		CapitaLand Ltd	3,111,007
1,331,030		CapitaMall Trust	2,043,331
213,100		City Developments Ltd	1,318,102
1,136,100		ComfortDelgro Corp Ltd	2,434,995
984,550		DBS Group Holdings Ltd	11,136,318
3,422,400		Genting Singapore plc	2,065,777
1,781,200		Global Logistic Properties	2,525,827
3,682,547		Golden Agri-Resources Ltd	1,092,434
2,893,900		Hutchison Port Holdings Trust	1,284,692
64,309		Jardine Cycle & Carriage Ltd	1,838,585
776,300	e	Keppel Corp Ltd	3,102,272
1,743,594	e	Oversea-Chinese Banking Corp	11,326,548
513,860		SembCorp Industries Ltd	1,098,381
437,600	e	SembCorp Marine Ltd	540,651
304,433		Singapore Airlines Ltd	2,598,787
475,000		Singapore Exchange Ltd	2,651,236
936,400	e	Singapore Press Holdings Ltd	2,818,747
303

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

798,500		Singapore Technologies Engineering Ltd	$1,906,027
4,550,003		Singapore Telecommunications Ltd	13,014,778
363,500		StarHub Ltd	892,934
1,579,000		Suntec Real Estate Investment Trust	1,972,847
694,358		United Overseas Bank Ltd	9,568,677
247,270		UOL Group Ltd	1,126,000
1,032,300		Wilmar International Ltd	2,835,702
		TOTAL SINGAPORE	87,810,500

SOUTH AFRICA - 0.1%
225,100		Al Noor Hospitals Group plc	2,978,287
299,461		Investec plc	2,293,276
204,223		Mondi plc	3,911,800
		TOTAL SOUTH AFRICA	9,183,363

SPAIN - 3.1%
276,815		Abertis Infraestructuras S.A. (Continuous)	4,673,306
103,155		ACS Actividades Construccion y Servicios S.A.	3,421,296
39,447	*,g	Aena S.A.	5,635,209
242,029		Amadeus IT Holding S.A.	11,036,610
3,557,072		Banco Bilbao Vizcaya Argentaria S.A.	24,443,511
2,822,727	e	Banco de Sabadell S.A.	5,408,588
82,035	*,e,m	Banco de Sabadell S.A. (Interim)	157,186
908,053		Banco Popular Espanol S.A.	2,475,967
8,016,516		Banco Santander S.A.	40,710,427
2,425,466		Bankia S.A.	2,262,531
421,323		Bankinter S.A.	3,215,873
1,559,581		CaixaBank S.A.	4,707,916
755,249		Corp Mapfre S.A.	1,921,259
320,339		Distribuidora Internacional de Alimentacion S.A.	1,782,482
129,435		Enagas	3,951,641
190,882		Endesa S.A.	4,016,132
252,665		Ferrovial S.A.	5,451,266
181,057		Gas Natural SDG S.A.	3,775,582
159,721		Grifols S.A.	3,482,428
3,103,407		Iberdrola S.A.	22,092,346
616,403		Industria De Diseno Textil S.A.	19,839,276
58,123		Red Electrica de Espana	5,198,185
606,374		Repsol YPF S.A.	7,989,862
2,496,200		Telefonica S.A.	27,306,414
132,309		Zardoya Otis S.A.	1,405,913
		TOTAL SPAIN	216,361,206

SWEDEN - 2.8%
156,668	*,e	Alfa Laval AB	2,471,925
573,585	e	Assa Abloy AB	12,052,311
370,163	e	Atlas Copco AB (A Shares)	9,589,905
230,805	e	Atlas Copco AB (B Shares)	5,545,302
147,484		Boliden AB	2,579,545
130,303		Electrolux AB (Series B)	3,786,567
1,697,973		Ericsson (LM) (B Shares)	13,757,668
110,300		Getinge AB (B Shares)	2,336,002
537,007		Hennes & Mauritz AB (B Shares)	19,123,003
304

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

138,619		Hexagon AB (B Shares)	$5,537,103
216,842		Husqvarna AB (B Shares)	1,730,669
43,187	e	ICA Gruppen AB	1,419,943
84,534		Industrivarden AB	1,540,865
262,406		Investor AB (B Shares)	9,640,821
141,124		Kinnevik Investment AB (Series B)	4,065,553
129,212	*,e	Lundin Petroleum AB	2,424,241
1,712,446		Nordea Bank AB	16,645,216
580,501	e	Sandvik AB	5,964,113
169,017	e	Securitas AB (B Shares)	2,672,538
811,072		Skandinaviska Enskilda Banken AB (Class A)	7,754,367
202,739		Skanska AB (B Shares)	4,468,543
220,851		SKF AB (B Shares)	4,069,767
324,995		Svenska Cellulosa AB (B Shares)	10,254,118
828,168		Svenska Handelsbanken AB	11,047,882
504,739		Swedbank AB (A Shares)	10,896,713
104,399	*,e	Swedish Match AB	3,315,902
209,330	e	Tele2 AB	2,000,089
1,399,339		TeliaSonera AB	6,692,429
839,307		Volvo AB (B Shares)	9,842,353
		TOTAL SWEDEN	193,225,453

SWITZERLAND - 9.4%
1,196,516		ABB Ltd	25,330,561
56,601		Actelion Ltd	9,173,896
90,017		Adecco S.A.	5,810,907
51,991	e	Aryzta AG.	2,022,249
30,374		Baloise Holding AG.	3,765,053
1,364	e	Barry Callebaut AG.	1,604,649
285,755		Cie Financiere Richemont S.A.	19,054,204
104,187		Coca-Cola HBC AG.	2,135,636
995,825	*	Credit Suisse Group	15,154,921
24,945	*	Dufry Group	3,288,197
5,111		EMS-Chemie Holding AG.	2,529,264
2,294	e	Galenica AG.	3,358,397
19,974		Geberit AG.	7,684,637
4,917		Givaudan S.A.	9,705,484
6,892,727		Glencore Xstrata plc	16,473,055
248,979	*	Holcim Ltd	12,642,026
120,243		Julius Baer Group Ltd	5,153,106
28,102		Kuehne & Nagel International AG.	4,055,546
519		Lindt & Spruengli AG.	3,180,110
60		Lindt & Spruengli AG. (Registered)	4,392,438
28,681		Lonza Group AG.	4,783,653
1,769,226		Nestle S.A.	132,054,409
1,269,273		Novartis AG.	96,594,478
20,302		Pargesa Holding S.A.	1,412,591
8,743	e	Partners Group	3,605,949
29,254		Phonak Holding AG.	3,916,457
391,843		Roche Holding AG.	99,139,874
23,082		Schindler Holding AG.	4,209,595
12,926		Schindler Holding AG. (Registered)	2,378,087
2,899		SGS S.A.	6,391,948
305

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,156		Sika AG.	$4,926,808
400,143		STMicroelectronics NV	2,460,245
10,775		Sulzer AG.	983,599
17,003	e	Swatch Group AG.	5,801,108
31,406		Swatch Group AG. (Registered)	2,101,253
18,798		Swiss Life Holding	4,754,327
39,690		Swiss Prime Site AG.	3,479,474
199,324		Swiss Re Ltd	17,715,625
13,717		Swisscom AG.	6,970,681
51,045		Syngenta AG.	20,477,463
2,032,058		UBS AG.	35,226,637
138,756		Wolseley plc	7,772,012
85,181		Zurich Financial Services AG.	19,113,272
		TOTAL SWITZERLAND	642,783,881

UNITED KINGDOM - 16.2%
585,068		3i Group plc	4,058,077
507,178		Aberdeen Asset Management plc	2,218,821
126,611		Admiral Group plc	3,441,115
152,516		Aggreko plc	2,427,663
784,372		Anglo American plc (London)	8,773,411
770,148		ARM Holdings plc	10,570,946
279,985		Ashtead Group plc	3,723,634
204,902		Associated British Foods plc	9,192,034
697,336		AstraZeneca plc	40,007,979
576,435	g	Auto Trader Group plc	3,165,971
2,230,616		Aviva plc	14,132,050
131,085		Babcock International Group	1,819,067
1,734,489		BAE Systems plc	12,100,939
9,324,764		Barclays plc	23,412,244
535,943		Barratt Developments plc	4,173,601
77,956		Berkeley Group Holdings plc	3,416,071
10,175,142		BP plc	56,058,730
1,041,864		British American Tobacco plc	63,524,631
533,578		British Land Co plc	5,614,033
4,634,174		BT Group plc	30,039,035
183,337		Bunzl plc	5,472,245
243,296		Burberry Group plc	4,236,164
360,565		Capita Group plc	5,282,975
2,817,466		Centrica plc	9,839,222
745,066		Cobham plc	1,681,021
911,305		Compass Group plc	16,228,869
71,209		Croda International plc	3,136,937
1,410,423		Diageo plc	38,132,332
738,843		Direct Line Insurance Group plc	3,914,109
88,575		easyJet plc	1,909,083
512,434	e	Fiat DaimlerChrysler Automobiles NV	4,125,439
921,029		GKN plc	3,758,647
2,721,339		GlaxoSmithKline plc	58,161,730
891,010		Group 4 Securicor plc	2,456,976
422,453		Hammerson plc	3,615,318
159,311		Hargreaves Lansdown plc	2,999,418
10,942,940		HSBC Holdings plc	72,517,492
306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

313,244		ICAP plc	$2,147,519
173,305		IMI plc	2,371,653
538,962		Imperial Tobacco Group plc	29,305,095
241,703		Inmarsat plc	3,288,626
136,431		InterContinental Hotels Group plc	5,452,476
436,468		International Consolidated Airlines Group S.A.	3,365,673
86,101		Intertek Group plc	4,107,505
512,786		Intu Properties plc	2,283,522
2,084,309		ITV plc	6,870,424
725,187		J Sainsbury plc	3,068,130
105,049		Johnson Matthey plc	4,439,884
1,252,602		Kingfisher plc	6,673,518
435,303		Land Securities Group plc	7,210,098
3,171,312		Legal & General Group plc	10,363,514
31,236,902		Lloyds TSB Group plc	30,659,350
172,786		London Stock Exchange Group plc	6,863,380
878,762		Marks & Spencer Group plc	5,450,991
418,553		Meggitt plc	2,516,489
370,202	g	Merlin Entertainments plc	2,338,457
2,104,298		National Grid plc	30,025,406
521,448		New Carphone Warehouse plc	3,245,986
80,645		Next plc	6,002,095
2,662,309		Old Mutual plc	7,238,173
450,630		Pearson plc	5,309,991
167,180		Persimmon plc	4,862,611
143,476		Petrofac Ltd	1,777,595
76,595		Provident Financial plc	3,266,860
1,399,857		Prudential plc	27,632,518
357,629		Reckitt Benckiser Group plc	34,839,840
599,306		Reed Elsevier plc	10,617,449
419,626		Rexam plc	3,837,773
234,344		Rio Tinto Ltd	9,143,746
683,584		Rio Tinto plc	22,931,723
1,021,171		Rolls-Royce Group plc	10,017,937
72,503,140	*,m	Rolls-Royce Holdings plc	105,938
1,983,376	*	Royal Bank of Scotland Group plc	6,672,765
537,842		Royal Mail plc	3,830,812
545,921		RSA Insurance Group plc	3,667,100
545,636		SABMiller plc	33,418,036
572,996		Sage Group plc	4,963,223
66,973		Schroders plc	2,465,431
559,164		Scottish & Southern Energy plc	12,353,924
465,035		Segro plc	2,841,302
140,162		Severn Trent plc	4,569,331
550,806		Sky plc	7,571,397
488,370		Smith & Nephew plc	8,270,202
210,895		Smiths Group plc	3,422,483
180,881	*	Sports Direct International plc	1,020,406
276,687		St. James’s Place plc	3,512,179
1,853,230	*	Standard Chartered plc	14,978,931
1,058,736		Standard Life plc	5,055,751
298,388		Tate & Lyle plc	2,568,981
1,775,783		Taylor Wimpey plc	4,790,275
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,489,498	*	Tesco plc	$11,286,772
133,818		Travis Perkins plc	3,620,441
720,627		Unilever plc	32,198,959
368,753		United Utilities Group plc	5,070,763
14,706,382		Vodafone Group plc	47,381,577
136,311	e	Weir Group plc	2,394,389
98,039		Whitbread plc	5,557,037
561,481		William Hill plc	2,570,638
1,233,232	e	WM Morrison Supermarkets plc	3,450,693
762,130	*,g	Worldpay Group plc	2,972,377
702,499		WPP plc	16,412,200
		TOTAL UNITED KINGDOM	1,117,858,349

UNITED STATES - 0.8%
104,239		Carnival plc	5,199,322
801,941	d,e	iShares MSCI EAFE Index Fund	46,857,413
46,586	*,e	Mobileye NV	1,777,256
118,786	*	Qiagen NV	2,671,572
3,934	*	Taro Pharmaceutical Industries Ltd	549,737
		TOTAL UNITED STATES	57,055,300

		TOTAL COMMON STOCKS	6,772,268,488
		(Cost $6,565,673,461)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
989,098	m	BGP Holdings plc	0
		TOTAL AUSTRALIA	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 6.2%

GOVERNMENT AGENCY DEBT - 0.9%
$30,000,000	d	Federal Home Loan Bank (FHLB)	0.200%	05/02/16	30,000,000
18,100,000		FHLB	0.245	05/25/16	18,097,104
16,850,000	d	FHLB	0.270	06/17/16	16,843,867
		TOTAL GOVERNMENT AGENCY DEBT			64,940,971

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.3%
362,192,762	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			362,192,762
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			362,192,762
		TOTAL SHORT-TERM INVESTMENTS			427,133,733
		(Cost $427,133,700)

		TOTAL INVESTMENTS - 104.8%			7,199,402,221
		(Cost $6,992,807,161)
		OTHER ASSETS & LIABILITIES, NET - (4.8)%			(334,141,108)
		NET ASSETS - 100.0%			$6,865,261,113
308

TIAA-CREF FUNDS - International Equity Index Fund

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $339,464,294.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2016, the aggregate value of these securities amounted to $19,852,603 or 0.3% of net assets.
m	Indicates a security that has been deemed illiquid.
309

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$1,657,770,089	24.0%
INDUSTRIALS	884,734,432	12.9
CONSUMER DISCRETIONARY	849,304,721	12.4
CONSUMER STAPLES	836,731,423	12.2
HEALTH CARE	782,980,695	11.4
MATERIALS	477,088,409	7.0
INFORMATION TECHNOLOGY	344,239,688	5.0
TELECOMMUNICATION SERVICES	341,125,010	5.0
ENERGY	337,022,641	4.9
UTILITIES	261,271,380	3.8
SHORT - TERM INVESTMENTS	427,133,733	6.2
OTHER ASSETS & LIABILITIES, NET	(334,141,108)	(4.8)

NET ASSETS	$6,865,261,113	100.0%
310

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2016

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.4%

CORPORATE BONDS - 40.6%

ARGENTINA - 0.7%
	$1,500,000	g	YPF S.A.	8.500%	03/23/21	$1,567,500
			TOTAL ARGENTINA			1,567,500

AZERBAIJAN - 0.6%
	700,000		State Oil Co of the Azerbaijan Republic	4.750	03/13/23	629,030
	700,000		State Oil Co of the Azerbaijan Republic	6.950	03/18/30	666,750
			TOTAL AZERBAIJAN			1,295,780

BRAZIL - 1.9%
	1,050,000	g	GTL Trade Finance, Inc	5.893	04/29/24	933,240
	2,000,000	g	Odebrecht Finance Ltd	4.375	04/25/25	739,000
	180,480	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	23,192
	320,981	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	41,727
BRL	2,305,000	g	Oi S.A.	9.750	09/15/16	120,637
	$1,100,000	g	Oi S.A.	5.750	02/10/22	277,750
	625,000		Petrobras Global Finance BV	4.875	03/17/20	554,688
	1,125,000		Petrobras International Finance Co	5.750	01/20/20	1,032,188
	1,100,000	g	Samarco Mineracao S.A.	5.375	09/26/24	668,250
			TOTAL BRAZIL			4,390,672

CHILE - 2.1%
	700,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	685,806
	1,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,148,421
	1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,229,518
	1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,012,768
	1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	947,500
			TOTAL CHILE			5,024,013

CHINA - 0.8%
	1,050,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	792,750
	1,100,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,131,910
			TOTAL CHINA			1,924,660

COLOMBIA - 1.8%
	1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,009,250
	1,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	1,831,500
	300,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	45,000
	1,100,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	165,000
	1,200,000	g	SUAM Finance BV	4.875	04/17/24	1,224,000
			TOTAL COLOMBIA			4,274,750
311

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

COSTA RICA - 0.8%
	$1,800,000	g	Banco Nacional de Costa Rica	5.875%	04/25/21	$1,804,500
			TOTAL COSTA RICA			1,804,500

CROATIA - 0.4%
	1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,032,774
			TOTAL CROATIA			1,032,774

GUATEMALA - 0.5%
	1,300,000	g	Comcel Trust	6.875	02/06/24	1,228,500
			TOTAL GUATEMALA			1,228,500

INDIA - 2.2%
	1,100,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,110,567
	1,000,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,076,424
	500,000	g	Bharti Airtel Ltd	4.375	06/10/25	511,246
	1,100,000	g	ICICI Bank Ltd	4.000	03/18/26	1,100,165
	1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,107,796
			TOTAL INDIA			4,906,198

INDONESIA - 2.2%
	2,100,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,001,965
	1,000,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	971,250
	1,130,000	g	Pertamina Persero PT	4.300	05/20/23	1,121,911
	1,000,000	g	Pertamina Persero PT	6.500	05/27/41	1,019,740
	1,200,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,107,000
			TOTAL INDONESIA			5,221,866

JAMAICA - 1.0%
	1,300,000	g	Digicel Group Ltd	8.250	09/30/20	1,186,250
	1,400,000	g	Digicel Group Ltd	7.125	04/01/22	1,139,250
			TOTAL JAMAICA			2,325,500

KAZAKHSTAN - 0.7%
	1,700,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	1,589,738
			TOTAL KAZAKHSTAN			1,589,738

LUXEMBOURG - 0.5%
	1,150,000	g	Millicom International Cellular S.A.	6.000	03/15/25	1,101,125
			TOTAL LUXEMBOURG			1,101,125

MALAYSIA - 0.4%
	1,000,000		1MDB Global Investments Ltd	4.400	03/09/23	879,091
			TOTAL MALAYSIA			879,091

MEXICO - 7.5%
MXN	25,450,000		America Movil SAB de C.V.	6.450	12/05/22	1,431,176
	$1,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,022,500
	1,150,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,262,125
	1,300,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	1,264,250
312

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,800,000	g	Cemex SAB de C.V.	7.750%	04/16/26	$1,921,500
975,000		Grupo Televisa SAB	6.125	01/31/46	1,053,975
1,150,000	g	Nacional Financiera SNC	3.375	11/05/20	1,173,000
750,000		Pemex Project Funding Master Trust	6.625	06/15/35	761,250
1,150,000		Petroleos Mexicanos	3.500	01/30/23	1,068,062
1,200,000	g	Petroleos Mexicanos	6.875	08/04/26	1,324,200
1,250,000	g	PLA Administradora Industrial S de RL de C.V.	5.250	11/10/22	1,240,625
1,800,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	1,804,248
1,400,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	1,344,000
1,150,000	g	Trust F/1401	5.250	01/30/26	1,170,125
		TOTAL MEXICO			17,841,036

MOROCCO - 1.0%
1,100,000	g	OCP S.A.	4.500	10/22/25	1,067,000
1,200,000	g	OCP S.A.	6.875	04/25/44	1,249,500
		TOTAL MOROCCO			2,316,500

NETHERLANDS - 0.8%
1,800,000	g	GTH Finance BV	7.250	04/26/23	1,801,134
		TOTAL NETHERLANDS			1,801,134

NIGERIA - 0.9%
2,300,000	g	Zenith Bank plc	6.250	04/22/19	2,122,210
		TOTAL NIGERIA			2,122,210

PERU - 1.8%
1,250,000	g	Banco de Credito del Peru	4.250	04/01/23	1,306,250
1,000,000	g	Corp Lindley S.A.	4.625	04/12/23	1,035,000
1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,798,125
		TOTAL PERU			4,139,375

RUSSIA - 0.9%
1,000,000	g	LUKOIL International Finance BV	4.563	04/24/23	972,370
1,100,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	1,178,914
		TOTAL RUSSIA			2,151,284

SINGAPORE - 0.4%
1,000,000	g	STATS ChipPAC Ltd	8.500	11/24/20	1,015,000
		TOTAL SINGAPORE			1,015,000

SOUTH AFRICA - 2.7%
2,200,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,076,765
1,100,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	1,036,299
1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,075,250
2,300,000	g	Transnet SOC Ltd	4.000	07/26/22	2,103,469
		TOTAL SOUTH AFRICA			6,291,783

SRI LANKA - 0.7%
1,800,000	g	National Savings Bank	5.150	09/10/19	1,710,000
		TOTAL SRI LANKA			1,710,000
313

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

TRINIDAD AND TOBAGO - 0.3%
	$826,042	g	Petroleum Co of Trinidad & Tobago Ltd	6.000%	05/08/22	$774,001
			TOTAL TRINIDAD AND TOBAGO			774,001

TURKEY - 3.9%
	1,500,000	g	Akbank TAS	5.125	03/31/25	1,496,070
	1,200,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,062,744
	1,200,000	g	Arcelik AS.	5.000	04/03/23	1,170,398
	1,300,000	g	KOC Holding AS.	5.250	03/15/23	1,329,510
	1,200,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,185,600
	1,400,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,420,650
	1,200,000	g,i	Turkiye Vakiflar Bankasi Tao	6.875	02/03/25	1,203,000
			TOTAL TURKEY			8,867,972

UKRAINE - 0.4%
	1,100,000	g	MHP S.A.	8.250	04/02/20	984,500
			TOTAL UKRAINE			984,500

UNITED ARAB EMIRATES - 0.5%
	1,200,000	g	DP World Ltd	6.850	07/02/37	1,244,232
			TOTAL UNITED ARAB EMIRATES			1,244,232

UNITED KINGDOM - 0.6%
	1,300,000	g	Standard Chartered plc	4.050	04/12/26	1,298,059
			TOTAL UNITED KINGDOM			1,298,059

UNITED STATES - 1.1%
	1,200,000		Plains Exploration & Production Co	6.875	02/15/23	1,080,000
	1,275,000	g	Sable International Finance Ltd	6.875	08/01/22	1,306,875
			TOTAL UNITED STATES			2,386,875

VENEZUELA - 0.5%
	3,175,000		Petroleos de Venezuela S.A.	5.375	04/12/27	1,116,012
			TOTAL VENEZUELA			1,116,012

			TOTAL CORPORATE BONDS			94,626,640
			(Cost $99,115,355)

GOVERNMENT BONDS - 57.8%

ANGOLA - 1.3%
	3,225,000	g	Republic of Angola	9.500	11/12/25	3,148,567
			TOTAL ANGOLA			3,148,567

ARGENTINA - 3.0%
	2,725,000	g,h	Argentine Republic Government International Bond	6.875	04/22/21	2,808,113
	1,625,000	g,h	Argentine Republic Government International Bond	7.500	04/22/26	1,649,375
ARS	20,000,000	j	Letras del Banco Central de la Republica Argentina	0.000	07/06/16	1,310,786
	$1,200,000		Provincia de Buenos Aires	9.125	03/16/24	1,278,000
			TOTAL ARGENTINA			7,046,274
314

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

AZERBAIJAN - 1.0%
	$2,200,000	g	Southern Gas Corridor CJSC	6.875%	03/24/26	$2,261,050
			TOTAL AZERBAIJAN			2,261,050

BRAZIL - 3.6%
	804,393	g	Brazil Loan Trust	5.477	07/24/23	731,997
	1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,290,000
BRL	7,150,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,921,115
	$2,760,000		Brazilian Government International Bond	4.250	01/07/25	2,562,660
	2,300,000		Brazilian Government International Bond	5.000	01/27/45	1,857,250
			TOTAL BRAZIL			8,363,022

COLOMBIA - 0.6%
	1,300,000		Colombia Government International Bond	6.125	01/18/41	1,394,250
			TOTAL COLOMBIA			1,394,250

COSTA RICA - 1.0%
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,331,250
			TOTAL COSTA RICA			2,331,250

COTE D’IVOIRE - 0.4%
	950,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	864,595
			TOTAL COTE D’IVOIRE			864,595

CROATIA - 1.2%
	750,000	g	Croatia Government International Bond	6.750	11/05/19	823,215
	1,915,000	g	Croatia Government International Bond	6.375	03/24/21	2,096,025
			TOTAL CROATIA			2,919,240

DOMINICAN REPUBLIC - 1.7%
DOP	15,000,000	g	Dominican Republic Central Bank Notes	10.000	02/24/17	328,754
	65,000,000	g	Dominican Republic International Bond	16.000	02/10/17	1,487,849
	$2,225,000	g	Dominican Republic International Bond	5.500	01/27/25	2,225,000
			TOTAL DOMINICAN REPUBLIC			4,041,603

ECUADOR - 0.9%
	2,200,000	g	Ecuador Government International Bond	10.500	03/24/20	2,079,000
			TOTAL ECUADOR			2,079,000

EGYPT - 0.6%
	1,625,000	g	Egypt Government International Bond	5.875	06/11/25	1,454,700
			TOTAL EGYPT			1,454,700

EL SALVADOR - 0.8%
	2,000,000	g	El Salvador Government International Bond	7.650	06/15/35	1,790,000
			TOTAL EL SALVADOR			1,790,000
315

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GHANA - 0.7%
	$2,200,000	g	Republic of Ghana	8.125%	01/18/26	$1,738,440
			TOTAL GHANA			1,738,440

GREECE - 0.4%
EUR	958,000	g	Hellenic Republic Government Bond	4.750	04/17/19	973,994
			TOTAL GREECE			973,994

GUATEMALA - 1.4%
	$1,775,000	g	Guatemala Government Bond	4.500	05/03/26	1,761,688
	1,325,000	g	Guatemala Government Bond	4.875	02/13/28	1,354,812
			TOTAL GUATEMALA			3,116,500

HUNGARY - 1.5%
	3,000,000		Hungary Government International Bond	5.750	11/22/23	3,393,750
			TOTAL HUNGARY			3,393,750

INDIA - 0.7%
INR	108,000,000		International Finance Corp	6.450	10/30/18	1,625,461
			TOTAL INDIA			1,625,461

INDONESIA – 2.2%
	$2,355,000	g	Indonesia Government International Bond	3.375	04/15/23	2,331,657
	1,000,000	g	Indonesia Government International Bond	5.950	01/08/46	1,123,676
	1,600,000	g	Republic of Indonesia	5.250	01/17/42	1,638,776
			TOTAL INDONESIA			5,094,109

JAMAICA - 1.1%
	1,000,000		Jamaica Government International Bond	6.750	04/28/28	1,025,000
	1,675,000		Jamaica Government International Bond	7.875	07/28/45	1,742,000
			TOTAL JAMAICA			2,767,000

KAZAKHSTAN - 0.6%
	1,250,000	g	Kazakhstan Government International Bond	6.500	07/21/45	1,363,818
			TOTAL KAZAKHSTAN			1,363,818

MALAYSIA - 0.5%
MYR	4,450,000		Malaysia Government Bond	3.955	09/15/25	1,141,303
			TOTAL MALAYSIA			1,141,303

MEXICO - 0.8%
MXN	32,540,000		Mexican Bonos	6.500	06/09/22	1,990,276
			TOTAL MEXICO			1,990,276

MOROCCO - 1.5%
	$3,300,000	g	Morocco Government International Bond	4.250	12/11/22	3,411,375
			TOTAL MOROCCO			3,411,375
316

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

NAMIBIA - 0.9%
	$2,225,000	g	Namibia International Bonds	5.250%	10/29/25	$2,186,864
			TOTAL NAMIBIA			2,186,864

NIGERIA - 0.6%
	1,500,000	g	Nigeria Government International Bond	6.375	07/12/23	1,398,360
			TOTAL NIGERIA			1,398,360

PAKISTAN - 1.4%
	1,100,000	g	Pakistan Government International Bond	7.250	04/15/19	1,153,434
	1,900,000	g	Pakistan Government International Bond	8.250	09/30/25	2,001,485
			TOTAL PAKISTAN			3,154,919

PANAMA - 1.6%
	3,600,000		Panama Government International Bond	3.875	03/17/28	3,690,000
			TOTAL PANAMA			3,690,000

PARAGUAY - 1.5%
	725,000	g	Paraguay Government International Bond	5.000	04/15/26	739,500
	500,000	g	Republic of Paraguay	4.625	01/25/23	511,250
	2,250,000	g	Republic of Paraguay	6.100	08/11/44	2,295,000
			TOTAL PARAGUAY			3,545,750

PERU - 3.0%
	2,525,000		Peruvian Government International Bond	4.125	08/25/27	2,697,963
PEN	4,700,000	g	Peruvian Government International Bond	6.950	08/12/31	1,480,898
	$2,500,000		Peruvian Government International Bond	5.625	11/18/50	2,893,750
			TOTAL PERU			7,072,611

PHILIPPINES - 1.2%
PHP	72,000,000		Philippine Government International Bond	6.250	01/14/36	1,722,741
	$1,000,000		Philippine Government International Bond	3.700	03/01/41	1,067,134
			TOTAL PHILIPPINES			2,789,875

REPUBLIC OF SERBIA - 1.6%
	3,225,000	g	Republic of Serbia	7.250	09/28/21	3,653,274
			TOTAL REPUBLIC OF SERBIA			3,653,274

RUSSIA - 2.8%
RUB	142,500,000		Russian Federal Bond - OFZ	7.000	08/16/23	1,999,809
	$1,200,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,211,923
	1,570,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,671,061
	1,600,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,682,829
			TOTAL RUSSIA			6,565,622

SLOVENIA - 0.2%
	375,000	g	Slovenia Government International Bond	5.500	10/26/22	423,356
			TOTAL SLOVENIA			423,356

SOUTH AFRICA - 2.5%
ZAR	16,000,000		South Africa Government Bond	8.000	12/21/18	1,118,766
	$450,000		South Africa Government International Bond	5.500	03/09/20	478,624
317

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$1,900,000		South Africa Government International Bond	5.875%	09/16/25	$2,051,042
	1,450,000		South Africa Government International Bond	4.875	04/14/26	1,448,187
	615,000		South Africa Government International Bond	6.250	03/08/41	673,425
			TOTAL SOUTH AFRICA			5,770,044

SRI LANKA - 1.3%
	1,100,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,104,128
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,821,591
			TOTAL SRI LANKA			2,925,719

TUNISIA - 0.9%
	950,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	854,639
	1,250,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	1,268,750
			TOTAL TUNISIA			2,123,389

TURKEY - 3.9%
	800,000		Republic of Turkey	6.000	01/14/41	869,472
TRY	3,117,500		Turkey Government Bond	8.200	11/16/16	1,108,618
	$525,000		Turkey Government International Bond	7.500	11/07/19	601,508
	1,360,000		Turkey Government International Bond	5.625	03/30/21	1,474,836
	1,200,000		Turkey Government International Bond	5.125	03/25/22	1,274,400
	600,000		Turkey Government International Bond	4.875	10/09/26	618,838
	710,000		Turkey Government International Bond	8.000	02/14/34	936,555
	1,750,000		Turkey Government International Bond	6.625	02/17/45	2,067,450
			TOTAL TURKEY			8,951,677

UKRAINE - 1.8%
	2,327,718	g	Ukraine Government International Bond	7.750	09/01/19	2,246,713
	1,850,000	g	Ukraine Government International Bond	7.750	09/01/27	1,718,558
	520,000	g,i,j	Ukraine Government International Bond	0.000	05/31/40	162,391
			TOTAL UKRAINE			4,127,662

UNITED ARAB EMIRATES - 0.9%
	2,000,000	g,h	Abu Dhabi Government International Bond	3.125	05/03/26	2,015,000
			TOTAL UNITED ARAB EMIRATES			2,015,000

URUGUAY - 1.5%
	1,325,000		Uruguay Government International Bond	4.375	10/27/27	1,363,094
	2,200,000		Uruguay Government International Bond	5.100	06/18/50	2,062,500
			TOTAL URUGUAY			3,425,594

VENEZUELA - 1.1%
	4,030,000		Venezuela Government International Bond	7.750	10/13/19	1,617,037
	1,400,000		Venezuela Government International Bond	11.750	10/21/26	593,250
	900,000		Venezuela Government International Bond	9.250	05/07/28	346,500
			TOTAL VENEZUELA			2,556,787

VIETNAM - 0.6%
	1,325,000	g	Vietnam Government International Bond	4.800	11/19/24	1,356,247
			TOTAL VIETNAM			1,356,247
318

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ZAMBIA - 1.0%
$1,850,000	g	Republic of Zambia	5.375%	09/20/22	$1,375,697
1,250,000	g	Zambia Government International Bond	8.970	07/30/27	1,031,250
		TOTAL ZAMBIA			2,406,947

		TOTAL GOVERNMENT BONDS			134,449,274
		(Cost $135,188,341)

		TOTAL BONDS			229,075,914
		(Cost $234,303,696)

SHORT-TERM INVESTMENTS - 1.5%

UNITED STATES - 1.5%
3,500,000		Federal National Mortgage Association (FNMA)	0.140	05/02/16	3,500,000
		TOTAL UNITED STATES			3,500,000

		TOTAL SHORT-TERM INVESTMENTS			3,500,000
		(Cost $3,499,986)

		TOTAL INVESTMENTS - 99.9%			232,575,914
		(Cost $237,803,682)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			167,014
		NET ASSETS - 100.0%			$232,742,928

Abbreviation(s):

ARS	Argentine Peso
BRL	Brazilian Real
DOP	Dominican Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2016, the aggregate value of these securities amounted to $160,508,341 or 69.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
319

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2016

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$130,877,437	56.2%
FINANCIALS	27,780,541	11.9
UTILITIES	15,020,171	6.5
ENERGY	14,748,563	6.3
INDUSTRIALS	11,237,982	4.8
MATERIALS	9,471,842	4.1
TELECOMMUNICATION SERVICES	9,247,976	4.0
INFORMATION TECHNOLOGY	4,592,035	2.0
CONSUMER STAPLES	3,082,244	1.3
CONSUMER DISCRETIONARY	3,017,123	1.3
SHORT-TERM INVESTMENTS	3,500,000	1.5
OTHER ASSETS & LIABILITIES, NET	167,014	0.1
NET ASSETS	$232,742,928	100.0%

320

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: June 20, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 20, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated: June 20, 2016	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer